UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 to March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund
Schedule of Investments

March 31, 2014

Metropolitan Series Fund

Schedule of Investments as of March 31, 2014 (Unaudited)

Baillie Gifford International Stock Portfolio	MSF-1
Barclays Aggregate Bond Index Portfolio	MSF-5
BlackRock Bond Income Portfolio	MSF-18
BlackRock Capital Appreciation Portfolio	MSF-37
BlackRock Large Cap Value Portfolio	MSF-41
BlackRock Money Market Portfolio	MSF-44
Frontier Mid Cap Growth Portfolio	MSF-48
Jennison Growth Portfolio	MSF-51
Loomis Sayles Small Cap Core Portfolio	MSF-54
Loomis Sayles Small Cap Growth Portfolio	MSF-59
Met/Artisan Mid Cap Value Portfolio	MSF-62
Met/Dimensional International Small Company Portfolio	MSF-65
MetLife Asset Allocation 20 Portfolio (formerly MetLife Conservative Allocation Portfolio)	MSF-101
MetLife Asset Allocation 40 Portfolio (formerly MetLife Conservative to Moderate Allocation Portfolio)	MSF-102
MetLife Asset Allocation 60 Portfolio (formerly MetLife Moderate Allocation Portfolio)	MSF-104
MetLife Asset Allocation 80 Portfolio (formerly MetLife Moderate to Aggressive Allocation Portfolio)	MSF-106
MetLife Mid Cap Stock Index Portfolio	MSF-108
MetLife Stock Index Portfolio	MSF-115
MFS Total Return Portfolio	MSF-123
MFS Value Portfolio	MSF-136
MSCI EAFE Index Portfolio	MSF-140
Neuberger Berman Genesis Portfolio	MSF-151
Russell 2000 Index Portfolio	MSF-156
T. Rowe Price Large Cap Growth Portfolio	MSF-175
T. Rowe Price Small Cap Growth Portfolio	MSF-180
Van Eck Global Natural Resources Portfolio	MSF-185
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-187
Western Asset Management U.S. Government Portfolio	MSF-205
WMC Balanced Portfolio	MSF-212
WMC Core Equity Opportunities Portfolio	MSF-230
Notes to Schedule of Investments	MSF-233

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Argentina—1.1%
MercadoLibre, Inc. (a)	241,338	$22,953,657

Australia—3.0%
Brambles, Ltd.	2,699,158	23,193,678
Cochlear, Ltd. (a)	254,010	13,433,325
Treasury Wine Estates, Ltd.	2,934,567	9,611,992
Woolworths, Ltd.	545,520	18,078,599

		64,317,594

Brazil—1.5%
Embraer S.A. (ADR)	596,376	21,165,384
Itau Unibanco Holding S.A. (ADR)	745,490	11,077,982

		32,243,366

Canada—2.5%
Cenovus Energy, Inc.	318,499	9,210,686
Fairfax Financial Holdings, Ltd.	75,060	32,590,502
Ritchie Bros. Auctioneers, Inc. (a)	509,626	12,297,275

		54,098,463

China—2.4%
Baidu, Inc. (ADR) (a) (b)	171,400	26,117,932
Sun Art Retail Group, Ltd. (a)	6,227,000	7,852,578
Want Want China Holdings, Ltd. (a)	12,275,626	18,274,480

		52,244,990

Denmark—3.7%
DSV A/S	864,812	27,945,008
Novo Nordisk A/S - Class B	614,960	28,054,186
Novozymes A/S - B Shares	517,776	22,798,188

		78,797,382

Finland—3.5%
Kone Oyj - Class B (a)	982,020	41,242,103
Sampo Oyj - A Shares	644,952	33,508,161

		74,750,264

France—3.4%
Edenred	595,720	18,708,525
Essilor International S.A.	244,660	24,722,491
Lafarge S.A.	383,783	30,082,843

		73,513,859

Germany—6.7%
Brenntag AG	117,311	21,784,426
Continental AG	139,901	33,524,080
Deutsche Boerse AG	427,339	34,006,945
MTU Aero Engines AG	80,330	7,471,384
SAP AG	267,608	21,661,188
Sky Deutschland AG (b)	2,879,333	24,829,256

		143,277,279

Hong Kong—2.8%
China Mobile, Ltd.	1,750,000	15,901,181
Hang Seng Bank, Ltd.	1,066,800	16,990,933
Hong Kong Exchanges and Clearing, Ltd.	1,785,700	27,090,094

		59,982,208

India—0.6%
IDFC, Ltd.	5,752,537	11,801,600

Ireland—5.3%
CRH plc	774,129	21,659,761
Experian plc	1,520,300	27,422,438
James Hardie Industries plc	2,036,075	27,078,848
Ryanair Holdings plc (ADR) (b)	622,235	36,593,640

		112,754,687

Japan—9.4%
FANUC Corp.	125,500	22,097,121
Fast Retailing Co., Ltd. (a)	71,400	25,847,737
Japan Exchange Group, Inc.	947,700	23,072,482
Rakuten, Inc. (a)	2,202,900	29,337,496
Shimano, Inc.	198,600	19,939,334
SMC Corp. (a)	114,500	30,127,980
Tokyo Electron, Ltd.	273,800	16,810,034
Toyota Tsusho Corp.	751,400	19,043,198
Trend Micro, Inc.	490,400	15,160,289

		201,435,671

Netherlands—2.6%
Heineken Holding NV	419,645	27,102,656
Unilever NV	718,592	29,546,592

		56,649,248

Norway—0.9%
Aker Solutions ASA	487,186	7,586,609
Seadrill, Ltd. (a)	318,477	11,242,227

		18,828,836

Peru—0.7%
Credicorp, Ltd.	114,341	15,769,911

Portugal—0.4%
Galp Energia SGPS S.A.	468,009	8,091,645

Russia—1.8%
Magnit OJSC (GDR)	475,817	26,120,768
Sberbank of Russia (ADR)	1,362,889	13,291,606

		39,412,374

Singapore—1.5%
United Overseas Bank, Ltd.	1,815,000	31,307,284

South Africa—3.3%
Massmart Holdings, Ltd. (a)	889,941	11,623,796
Naspers, Ltd. - N Shares	544,012	60,022,496

		71,646,292

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—5.3%
Hyundai Mobis	51,216	$15,192,233
NAVER Corp.	34,157	24,866,765
Samsung Electronics Co., Ltd.	45,482	57,515,111
SK Telecom Co., Ltd.	76,078	15,433,900

		113,008,009

Spain—1.5%
Inditex S.A.	220,380	33,124,136

Sweden—5.5%
Atlas Copco AB - B Shares	1,656,195	45,414,484
Svenska Handelsbanken AB - A Shares (a)	985,384	49,523,786
Volvo AB - B Shares (a)	1,382,666	21,941,042

		116,879,312

Switzerland—4.2%
Nestle S.A.	801,802	60,414,864
Wolseley plc	505,043	28,798,802

		89,213,666

Taiwan—3.4%
Hon Hai Precision Industry Co., Ltd.	5,456,410	15,471,713
Taiwan Semiconductor Manufacturing Co., Ltd.	14,711,000	57,481,198

		72,952,911

Turkey—1.3%
BIM Birlesik Magazalar A/S (a)	743,940	16,746,968
Turkiye Garanti Bankasi A/S (a)	3,050,227	10,421,039

		27,168,007

United Kingdom—20.1%
Amlin plc	3,181,100	25,702,694
Antofagasta plc (a)	978,543	13,652,599
ARM Holdings plc	2,611,400	44,034,968
BG Group plc	955,000	17,811,054
BHP Billiton plc	545,800	16,847,561
British American Tobacco plc	710,336	39,547,261
Burberry Group plc	518,692	12,089,191
Capita Group plc	1,714,300	31,377,098
Hargreaves Lansdown plc	1,016,100	24,714,767
Petrofac, Ltd.	758,200	18,230,873
Premier Farnell plc	3,453,984	13,492,889
Prudential plc	1,638,669	34,713,881
Rio Tinto plc	904,600	50,449,189
Rolls-Royce Holdings plc (b)	1,139,027	20,432,246
St. James’s Place plc	1,468,302	20,221,505
Standard Chartered plc	1,175,061	24,575,478
Tullow Oil plc	1,800,125	22,488,412

		430,381,666

United States—0.6%
Pricesmart, Inc. (a)	120,985	12,211,016

Total Common Stocks (Cost $1,731,337,007)		2,118,815,333

Short-Term Investments—11.0%

Mutual Fund—10.5%
State Street Navigator Securities Lending MET Portfolio (c)	225,467,147	225,467,147

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $10,457,000 on 04/01/14, collateralized by $9,520,000 Federal Farm Credit Bank at 4.875% due 01/17/17 with a value of $10,667,550.	10,457,000	10,457,000

Total Short-Term Investments (Cost $235,924,147)		235,924,147

Total Investments—110.0% (Cost $1,967,261,154) (d)		2,354,739,480
Other assets and liabilities (net)—(10.0)%		(213,819,350)

Net Assets—100.0%		$2,140,920,130

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $216,596,596 and the collateral received consisted of cash in the amount of $225,467,147 and non-cash collateral with a value of $26,513. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,967,261,154. The aggregate unrealized appreciation and depreciation of investments were $451,363,154 and $(63,884,828), respectively, resulting in net unrealized appreciation of $387,478,326.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Ten Largest Industries as of March 31, 2014	% of Net Assets
Semiconductors & Semiconductor Equipment	8.2
Banks	8.1
Machinery	7.5
Insurance	6.8
Food Products	5.0
Diversified Financial Services	4.5
Food & Staples Retailing	4.3
Media	4.0
Metals & Mining	3.8
Construction Materials	3.7

MSF-3

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$22,953,657	$—	$—	$22,953,657
Australia	—	64,317,594	—	64,317,594
Brazil	32,243,366	—	—	32,243,366
Canada	54,098,463	—	—	54,098,463
China	26,117,932	26,127,058	—	52,244,990
Denmark	—	78,797,382	—	78,797,382
Finland	—	74,750,264	—	74,750,264
France	—	73,513,859	—	73,513,859
Germany	—	143,277,279	—	143,277,279
Hong Kong	—	59,982,208	—	59,982,208
India	—	11,801,600	—	11,801,600
Ireland	36,593,640	76,161,047	—	112,754,687
Japan	—	201,435,671	—	201,435,671
Netherlands	—	56,649,248	—	56,649,248
Norway	—	18,828,836	—	18,828,836
Peru	15,769,911	—	—	15,769,911
Portugal	—	8,091,645	—	8,091,645
Russia	—	39,412,374	—	39,412,374
Singapore	—	31,307,284	—	31,307,284
South Africa	—	71,646,292	—	71,646,292
South Korea	—	113,008,009	—	113,008,009
Spain	—	33,124,136	—	33,124,136
Sweden	—	116,879,312	—	116,879,312
Switzerland	—	89,213,666	—	89,213,666
Taiwan	—	72,952,911	—	72,952,911
Turkey	—	27,168,007	—	27,168,007
United Kingdom	—	430,381,666	—	430,381,666
United States	12,211,016	—	—	12,211,016
Total Common Stocks	199,987,985	1,918,827,348	—	2,118,815,333
Short-Term Investments
Mutual Fund	225,467,147	—	—	225,467,147
Repurchase Agreement	—	10,457,000	—	10,457,000
Total Short-Term Investments	225,467,147	10,457,000	—	235,924,147
Total Investments	$425,455,132	$1,929,284,348	$—	$2,354,739,480

Collateral for securities loaned (Liability)	$—	$(225,467,147)	$—	$(225,467,147)

MSF-4

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—69.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—29.4%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	5,832,183	$5,833,292
2.500%, 02/01/28	4,356,126	4,357,131
2.500%, 07/01/28	7,547,344	7,548,780
2.500%, 10/01/28	4,856,077	4,857,001
3.000%, 01/01/27	2,532,762	2,603,879
3.000%, 02/01/27	4,182,345	4,299,812
3.000%, 03/01/27	2,103,630	2,162,713
3.000%, 01/01/29	3,373,047	3,468,010
3.500%, 02/01/26	4,059,123	4,258,172
3.500%, 03/01/26	1,620,039	1,699,481
4.000%, 04/01/19	188,299	199,163
4.000%, 05/01/19	411,489	435,230
4.000%, 01/01/20	454,135	480,466
4.000%, 06/01/24	910,798	965,597
4.000%, 11/01/24	4,549,890	4,823,640
4.500%, 07/01/18	624,336	662,000
4.500%, 05/01/19	229,640	243,534
4.500%, 08/01/24	1,034,924	1,105,810
4.500%, 06/01/25	1,931,070	2,063,469
5.000%, 06/01/18	164,220	175,272
5.000%, 01/01/19	425,808	454,630
5.000%, 02/01/20	400,783	429,917
5.000%, 01/01/22	443,771	477,167
5.000%, 02/01/24	1,395,305	1,500,312
5.500%, 11/01/17	87,129	93,968
5.500%, 02/01/18	59,612	64,829
5.500%, 04/01/18	481,068	523,164
6.000%, 06/01/14	123	123
6.000%, 07/01/14	547	547
6.000%, 09/01/17	170,008	181,226
6.500%, 06/01/14	53	53
6.500%, 04/01/17	476,839	500,534
7.500%, 08/01/15	1,242	1,267
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	2,669,371	2,664,877
3.500%, 04/01/32	2,840,124	2,936,339
4.000%, 02/01/31	1,510,412	1,595,826
4.500%, 08/01/30	1,021,546	1,098,226
5.000%, 02/01/24	335,004	365,111
5.000%, 09/01/25	326,319	355,649
5.500%, 07/01/23	236,960	261,496
5.500%, 01/01/24	156,660	172,882
5.500%, 07/01/24	431,280	476,020
7.000%, 10/01/21	21,137	23,279
Fannie Mae 30 Yr. Pool
3.000%, 08/01/42	1,923,805	1,858,715
3.000%, 09/01/42	2,984,065	2,883,102
3.000%, 11/01/42	3,570,179	3,449,386
3.000%, 12/01/42	6,393,028	6,176,726
3.000%, 01/01/43	1,705,308	1,647,611
3.000%, 02/01/43	5,534,417	5,348,683
3.000%, 03/01/43	7,324,555	7,076,586
3.000%, 07/01/43	7,958,303	7,688,879
3.000%, 09/01/43	4,105,022	3,966,048
3.500%, 12/01/40	3,040,593	3,061,039

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 03/01/42	1,885,709	1,898,406
3.500%, 04/01/42	4,158,843	4,186,978
3.500%, 05/01/42	5,078,031	5,112,221
3.500%, 06/01/42	3,751,889	3,777,151
3.500%, 08/01/42	2,566,784	2,584,066
3.500%, 09/01/42	6,362,402	6,405,240
3.500%, 10/01/42	3,385,788	3,408,584
3.500%, 01/01/43	2,975,215	2,995,247
3.500%, 02/01/43	4,766,679	4,798,774
3.500%, 04/01/43	4,914,524	4,947,660
3.500%, 06/01/43	2,818,224	2,837,226
4.000%, 08/01/39	2,283,541	2,374,836
4.000%, 09/01/39	1,758,619	1,828,927
4.000%, 12/01/39	2,260,949	2,351,341
4.000%, 06/01/40	2,084,138	2,167,573
4.000%, 09/01/40	1,459,463	1,517,890
4.000%, 12/01/40	9,034,318	9,395,990
4.000%, 01/01/41	5,648,668	5,874,834
4.000%, 02/01/41	5,724,937	5,961,265
4.000%, 12/01/41	2,485,344	2,584,868
4.000%, 02/01/42	2,557,875	2,678,982
4.000%, 09/01/43	3,723,876	3,873,402
4.000%, 02/01/44	4,773,665	4,965,422
4.500%, 08/01/33	447,164	479,343
4.500%, 10/01/33	490,661	525,970
4.500%, 04/01/34	252,953	270,858
4.500%, 01/01/39	375,943	401,063
4.500%, 07/01/39	2,861,686	3,053,942
4.500%, 09/01/39	4,853,380	5,179,442
4.500%, 10/01/39	1,971,766	2,104,234
4.500%, 05/01/40	2,417,887	2,582,107
4.500%, 11/01/40	2,409,199	2,572,829
4.500%, 12/01/40	3,358,997	3,587,135
4.500%, 04/01/41	9,048,712	9,669,294
4.500%, 05/01/41	2,181,352	2,330,955
5.000%, 07/01/33	349,379	382,165
5.000%, 08/01/33	851,569	931,481
5.000%, 09/01/33	445,309	487,098
5.000%, 10/01/33	3,508,366	3,837,596
5.000%, 03/01/34	502,349	549,491
5.000%, 04/01/34	1,204,947	1,318,370
5.000%, 05/01/34	186,710	204,327
5.000%, 09/01/34	450,005	492,466
5.000%, 02/01/35	461,191	504,708
5.000%, 04/01/35	313,636	342,803
5.000%, 05/01/35	96,388	105,352
5.000%, 11/01/35	393,489	430,083
5.000%, 03/01/36	1,290,593	1,410,615
5.000%, 07/01/37	1,173,797	1,279,038
5.000%, 01/01/39	1,105,187	1,204,318
5.000%, 04/01/40	3,215,542	3,513,637
5.000%, 07/01/41	2,471,547	2,706,275
5.500%, 07/01/25	360,240	397,500
5.500%, 10/01/32	61,937	68,964
5.500%, 02/01/33	271,517	302,338

MSF-5

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 03/01/33	703,866	$783,766
5.500%, 05/01/33	2,180,000	2,427,464
5.500%, 08/01/33	1,194,382	1,329,963
5.500%, 10/01/33	168,148	187,235
5.500%, 12/01/33	1,456,822	1,622,194
5.500%, 02/01/34	543,326	604,903
5.500%, 03/01/34	265,066	295,106
5.500%, 04/01/34	121,593	135,374
5.500%, 06/01/34	439,833	489,681
5.500%, 09/01/34	430,693	479,505
5.500%, 12/01/34	1,079,999	1,202,397
5.500%, 01/01/35	364,303	405,590
5.500%, 02/01/35	791,130	880,791
5.500%, 04/01/35	449,995	498,700
5.500%, 06/01/35	1,707,101	1,891,871
5.500%, 01/01/37	645,278	711,518
5.500%, 05/01/37	257,759	284,219
5.500%, 05/01/38	354,569	390,996
5.500%, 06/01/38	363,958	401,349
5.500%, 07/01/38	329,267	363,094
6.000%, 08/01/28	3,698	4,165
6.000%, 11/01/28	1,209	1,362
6.000%, 12/01/28	1,672	1,883
6.000%, 06/01/31	76,159	85,894
6.000%, 09/01/32	186,676	210,488
6.000%, 01/01/33	47,256	53,284
6.000%, 02/01/33	111,052	125,213
6.000%, 03/01/33	191,864	216,330
6.000%, 04/01/33	448,131	505,276
6.000%, 05/01/33	346,842	391,071
6.000%, 05/01/34	551,566	621,488
6.000%, 09/01/34	469,608	529,141
6.000%, 11/01/34	683,320	769,944
6.000%, 01/01/35	269,751	300,864
6.000%, 07/01/36	139,007	154,707
6.000%, 09/01/36	365,299	406,557
6.000%, 07/01/37	312,321	347,540
6.000%, 08/01/37	540,902	601,896
6.000%, 09/01/37	1,345,979	1,497,759
6.000%, 10/01/37	509,555	567,015
6.000%, 05/01/38	1,618,676	1,801,207
6.000%, 12/01/38	428,897	477,333
6.500%, 05/01/28	86,809	99,237
6.500%, 12/01/28	230,641	263,660
6.500%, 03/01/29	6,597	7,542
6.500%, 04/01/29	42,664	48,777
6.500%, 05/01/29	9,562	10,932
6.500%, 08/01/29	1,444	1,651
6.500%, 05/01/30	33,847	38,696
6.500%, 09/01/31	6,641	7,565
6.500%, 02/01/32	8,014	8,348
6.500%, 06/01/32	53,333	60,760
6.500%, 09/01/33	22,739	25,907
6.500%, 10/01/33	137,586	156,754
6.500%, 10/01/34	477,520	544,047

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 10/01/37	276,092	308,847
7.000%, 06/01/26	921	1,014
7.000%, 06/01/28	30,805	35,464
7.000%, 10/01/29	17,487	20,145
7.000%, 12/01/29	4,031	4,644
7.000%, 04/01/32	17,872	20,534
7.000%, 06/01/32	77,988	89,605
7.000%, 10/01/37	316,937	357,348
7.500%, 09/01/25	7,136	8,178
7.500%, 06/01/26	8,304	9,495
7.500%, 07/01/29	18,802	21,950
7.500%, 10/01/29	8,776	9,743
8.000%, 10/01/26	468	498
8.000%, 11/01/29	308	375
8.000%, 05/01/30	18,727	19,748
8.000%, 11/01/30	4,891	5,668
8.000%, 01/01/31	7,337	8,415
8.000%, 02/01/31	10,084	11,683
Fannie Mae ARM Pool
2.750%, 11/01/43 (a)	2,774,060	2,868,183
2.780%, 02/01/42 (a)	3,300,660	3,408,364
3.114%, 10/01/41 (a)	1,194,259	1,256,165
3.503%, 05/01/41 (a)	2,247,191	2,377,577
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	2,605,807	2,606,304
2.500%, 02/01/28	4,321,157	4,325,335
2.500%, 04/01/28	3,443,733	3,444,390
3.000%, 03/01/27	2,413,974	2,479,091
3.000%, 05/01/27	3,028,055	3,109,774
3.000%, 11/01/28	3,752,646	3,854,223
3.500%, 12/01/25	2,937,756	3,074,850
3.500%, 05/01/26	1,164,668	1,219,021
4.000%, 06/01/19	360,878	380,807
4.000%, 05/01/25	1,809,041	1,919,126
4.000%, 08/01/25	1,003,120	1,064,162
4.000%, 10/01/25	833,521	884,243
4.500%, 09/01/18	360,526	381,752
4.500%, 10/01/18	770,809	816,190
4.500%, 04/01/19	550,150	582,649
4.500%, 06/01/19	318,387	337,195
4.500%, 08/01/19	121,651	128,837
5.000%, 05/01/18	882,912	941,237
5.000%, 12/01/18	156,932	167,299
5.000%, 06/01/19	450,343	481,342
5.500%, 11/01/17	74,061	80,056
5.500%, 01/01/24	890,918	978,021
6.000%, 04/01/16	4,419	4,707
6.000%, 05/01/17	88,039	93,832
7.000%, 12/01/15	1,257	1,261
7.500%, 03/01/16	6,521	6,769
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	4,088,417	4,099,304
3.500%, 04/01/32	4,064,877	4,189,948
4.000%, 01/01/31	1,581,123	1,673,500
4.000%, 08/01/31	1,656,832	1,753,633

MSF-6

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
4.500%, 05/01/29	519,961	$557,952
5.000%, 03/01/27	215,135	234,770
Freddie Mac 30 Yr. Gold Pool
2.500%, 07/01/43	3,340,409	3,085,349
3.000%, 10/01/42	3,510,272	3,385,486
3.000%, 01/01/43	3,203,007	3,089,144
3.000%, 03/01/43	7,285,644	7,029,321
3.000%, 04/01/43	6,003,620	5,790,138
3.000%, 06/01/43	2,069,564	1,995,973
3.500%, 01/01/42	2,203,712	2,216,456
3.500%, 03/01/42	1,934,259	1,945,444
3.500%, 08/01/42	6,527,666	6,564,529
3.500%, 02/01/43	2,653,791	2,669,138
3.500%, 05/01/43	4,781,836	4,808,869
3.500%, 06/01/43	2,799,850	2,815,679
4.000%, 06/01/39	1,954,303	2,029,110
4.000%, 12/01/39	2,331,227	2,420,462
4.000%, 11/01/40	2,260,320	2,346,981
4.000%, 04/01/41	2,103,434	2,184,079
4.000%, 09/01/41	2,307,959	2,396,446
4.000%, 10/01/41	4,744,129	4,926,018
4.000%, 11/01/41	2,340,758	2,430,502
4.000%, 10/01/43	4,766,072	4,950,753
4.500%, 10/01/35	990,445	1,055,925
4.500%, 06/01/38	1,485,243	1,583,434
4.500%, 02/01/39	937,487	999,768
4.500%, 03/01/39	1,119,667	1,194,050
4.500%, 04/01/39	1,209,685	1,290,048
4.500%, 09/01/39	1,354,489	1,444,472
4.500%, 11/01/39	1,378,061	1,469,610
4.500%, 01/01/40	926,988	989,242
4.500%, 05/01/40	1,609,159	1,717,226
4.500%, 11/01/40	1,791,802	1,912,134
4.500%, 02/01/41	1,267,127	1,353,055
4.500%, 05/01/41	1,341,189	1,432,139
4.500%, 06/01/41	1,028,342	1,098,078
4.500%, 12/01/43	2,745,539	2,928,975
5.000%, 10/01/33	910,943	993,069
5.000%, 03/01/34	235,943	257,331
5.000%, 08/01/35	1,222,622	1,331,806
5.000%, 09/01/35	548,082	597,028
5.000%, 10/01/35	476,099	518,617
5.000%, 01/01/36	1,058,582	1,153,117
5.000%, 04/01/38	669,612	727,246
5.000%, 11/01/39	2,763,386	3,003,038
5.000%, 05/01/40	3,594,842	3,914,761
5.500%, 06/01/34	969,023	1,074,330
5.500%, 10/01/35	499,205	550,800
5.500%, 12/01/35	1,233,464	1,360,946
5.500%, 01/01/36	951,742	1,050,108
5.500%, 12/01/37	839,440	921,538
5.500%, 04/01/38	4,165,359	4,573,736
5.500%, 07/01/38	532,843	585,084
5.500%, 08/01/38	990,552	1,087,668
6.000%, 11/01/28	16,985	19,203

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.000%, 12/01/28	11,947	13,506
6.000%, 02/01/29	25,703	29,043
6.000%, 04/01/29	8,793	9,936
6.000%, 05/01/29	2,159	2,440
6.000%, 06/01/31	3,566	4,015
6.000%, 07/01/31	1,394	1,570
6.000%, 09/01/31	71,639	80,672
6.000%, 04/01/32	222,194	250,181
6.000%, 11/01/32	49,153	55,344
6.000%, 06/01/34	302,169	340,041
6.000%, 11/01/35	144,061	162,070
6.000%, 02/01/36	291,105	323,024
6.000%, 08/01/36	269,067	298,571
6.000%, 10/01/36	400,975	444,942
6.000%, 11/01/36	228,797	253,885
6.000%, 01/01/37	300,557	333,512
6.000%, 02/01/38	390,937	433,805
6.000%, 11/01/39	3,509,667	3,894,690
6.000%, 04/01/40	890,791	988,471
6.500%, 02/01/30	5,949	6,801
6.500%, 08/01/31	16,161	18,391
6.500%, 10/01/31	7,826	8,783
6.500%, 11/01/31	34,850	39,658
6.500%, 03/01/32	519,874	591,580
6.500%, 04/01/32	502,849	572,207
6.500%, 09/01/36	835,838	938,222
6.500%, 11/01/37	549,498	616,850
7.000%, 12/01/27	2,237	2,573
7.000%, 11/01/28	6,100	6,916
7.000%, 04/01/29	6,473	7,323
7.000%, 05/01/29	1,597	1,807
7.000%, 06/01/29	6,543	7,402
7.000%, 07/01/29	2,833	3,205
7.000%, 01/01/31	109,836	124,233
7.500%, 08/01/24	25,066	26,091
7.500%, 10/01/27	14,645	16,625
7.500%, 10/01/29	23,279	27,576
7.500%, 05/01/30	14,994	17,016
8.000%, 02/01/27	5,317	6,142
8.000%, 10/01/28	10,209	12,068
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	4,586,254	4,747,252
5.000%, 10/15/20	493,107	528,351
5.000%, 01/15/21	265,956	284,371
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	4,335,797	4,277,599
3.000%, 12/15/42	3,088,802	3,047,342
3.000%, 02/15/43	2,674,129	2,634,515
3.000%, 03/15/43	3,622,411	3,571,468
3.000%, 05/15/43	4,659,296	4,593,771
3.000%, 07/15/43	3,004,378	2,962,126
3.500%, 01/15/42	4,469,313	4,568,229
3.500%, 02/15/42	2,204,485	2,253,305
3.500%, 03/15/42	3,265,049	3,336,827
3.500%, 05/15/42	2,822,029	2,884,525

MSF-7

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 09/15/42	2,603,918	$2,661,584
3.500%, 05/15/43	2,889,472	2,953,696
4.000%, 07/15/39	3,885,305	4,092,014
4.000%, 07/15/40	2,553,865	2,688,782
4.000%, 03/15/41	2,042,204	2,149,036
4.000%, 10/15/41	3,942,777	4,149,032
4.500%, 01/15/39	707,978	764,608
4.500%, 04/15/39	1,709,360	1,846,089
4.500%, 05/15/39	4,201,837	4,537,934
4.500%, 08/15/39	1,800,076	1,944,061
4.500%, 01/15/40	2,025,284	2,189,519
4.500%, 04/15/40	2,249,835	2,432,279
4.500%, 02/15/41	1,162,023	1,254,032
4.500%, 04/15/41	1,438,244	1,552,124
5.000%, 12/15/35	633,204	698,675
5.000%, 12/15/36	564,627	620,887
5.000%, 01/15/39	2,240,428	2,457,774
5.000%, 02/15/39	524,682	577,147
5.000%, 08/15/39	3,491,308	3,840,418
5.000%, 09/15/39	759,767	835,739
5.000%, 12/15/39	1,331,267	1,464,386
5.000%, 05/15/40	2,560,138	2,827,372
5.500%, 03/15/36	761,839	845,283
5.500%, 01/15/37	1,224,555	1,358,746
5.500%, 11/15/37	782,031	867,729
5.500%, 09/15/38	601,730	667,080
5.500%, 08/15/39	2,256,688	2,509,925
6.000%, 01/15/29	8,448	9,692
6.000%, 01/15/33	340,576	390,157
6.000%, 03/15/35	398,194	450,418
6.000%, 12/15/35	241,613	273,302
6.000%, 06/15/36	364,762	411,598
6.000%, 09/15/36	487,626	550,238
6.000%, 07/15/38	1,822,920	2,058,870
6.500%, 05/15/23	3,251	3,788
6.500%, 02/15/27	46,531	53,471
6.500%, 07/15/28	14,932	17,285
6.500%, 08/15/28	19,248	22,280
6.500%, 11/15/28	12,048	13,946
6.500%, 12/15/28	11,651	13,487
6.500%, 07/15/29	2,285	2,643
6.500%, 05/15/36	314,114	357,689
7.000%, 01/15/28	2,699	3,145
7.000%, 04/15/28	3,424	3,989
7.000%, 05/15/28	18,977	22,107
7.000%, 06/15/28	11,468	13,360
7.000%, 10/15/28	10,379	12,091
7.000%, 06/15/29	2,191	2,553
7.000%, 09/15/29	21,727	25,307
7.000%, 01/15/31	1,433	1,667
7.000%, 03/15/31	29,593	34,417
7.000%, 07/15/31	639,887	744,176
7.000%, 08/15/31	91,881	106,856
7.000%, 02/15/32	15,312	17,663
7.000%, 07/15/32	42,461	48,980

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
7.500%, 08/15/29	436	438
7.500%, 04/15/30	8,910	9,152
8.000%, 08/15/26	4,033	4,609
8.000%, 09/15/26	5,034	5,725
8.000%, 05/15/27	1,508	1,552
8.000%, 06/15/29	24,438	26,535
9.000%, 11/15/24	14,350	16,803
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	3,982,583	3,929,131
3.000%, 03/20/43	4,909,652	4,839,124
3.500%, 12/20/41	2,861,724	2,925,039
3.500%, 03/20/42	4,810,050	4,917,766
3.500%, 08/20/42	2,709,203	2,769,873
3.500%, 01/20/43	7,903,086	8,078,650
3.500%, 04/20/43	2,791,766	2,854,009
4.000%, 11/20/40	3,017,925	3,181,414
4.000%, 12/20/40	2,746,598	2,895,389
4.000%, 05/20/43	3,230,696	3,401,096
4.000%, 11/20/43	2,812,263	2,959,816
4.000%, 02/20/44	4,691,439	4,948,821
4.500%, 08/20/40	2,959,250	3,202,160
4.500%, 12/20/40	1,665,166	1,801,852
4.500%, 04/20/41	1,666,541	1,801,626
4.500%, 03/20/42	1,216,895	1,315,533
4.500%, 10/20/43	2,695,025	2,911,130
5.000%, 08/20/40	1,304,846	1,442,125
5.000%, 10/20/40	1,236,565	1,366,660
6.500%, 06/20/31	39,090	45,194
6.500%, 11/20/38	1,100,911	1,252,329
7.500%, 02/20/28	4,597	5,390

		621,662,975

Federal Agencies—4.6%
Federal Farm Credit Bank
4.875%, 12/16/15	4,500,000	4,847,297
Federal Home Loan Banks
0.375%, 06/24/16 (b)	10,040,000	10,002,213
4.875%, 05/17/17 (b)	4,420,000	4,944,192
5.375%, 05/18/16 (b)	2,900,000	3,199,552
Federal Home Loan Mortgage Corp.
0.875%, 03/07/18 (b)	17,000,000	16,639,527
1.250%, 10/02/19 (b)	3,000,000	2,877,952
4.750%, 01/19/16 (b)	2,850,000	3,074,232
5.125%, 11/17/17 (b)	3,530,000	4,012,783
5.625%, 11/23/35	1,040,000	1,103,648
Federal National Mortgage Association
0.500%, 03/30/16 (b)	9,450,000	9,457,292
0.875%, 05/21/18 (b)	10,160,000	9,900,115
4.875%, 12/15/16 (b)	4,430,000	4,912,725
5.375%, 07/15/16 (b)	5,870,000	6,511,362
5.375%, 06/12/17	8,300,000	9,422,483
6.625%, 11/15/30 (b)	2,450,000	3,357,009
Tennessee Valley Authority
5.250%, 09/15/39	3,350,000	3,781,637

		98,044,019

MSF-8

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—35.3%
U.S. Treasury Bonds
2.750%, 08/15/42	2,020,000	$1,724,717
2.875%, 05/15/43	4,760,000	4,154,195
3.125%, 02/15/42 (b)	1,800,000	1,665,990
3.125%, 02/15/43	3,270,000	3,009,414
3.500%, 02/15/39 (b)	2,080,000	2,086,781
3.625%, 02/15/44 (b)	5,445,000	5,507,508
3.750%, 08/15/41	1,830,000	1,906,640
3.875%, 08/15/40 (b)	10,380,000	11,063,107
4.250%, 11/15/40 (b)	7,280,000	8,246,275
4.375%, 11/15/39 (b)	3,900,000	4,501,497
4.375%, 05/15/40 (b)	5,220,000	6,028,474
4.375%, 05/15/41 (b)	5,850,000	6,762,425
4.500%, 02/15/36 (b)	5,675,000	6,660,577
4.500%, 05/15/38 (b)	4,950,000	5,812,241
5.000%, 05/15/37 (b)	2,760,000	3,466,339
5.250%, 02/15/29	750,000	938,377
5.375%, 02/15/31 (b)	3,075,000	3,934,309
6.125%, 11/15/27 (b)	5,750,000	7,744,445
6.250%, 08/15/23 (b)	7,700,000	10,048,500
6.375%, 08/15/27 (b)	2,800,000	3,843,084
6.500%, 11/15/26	1,000,000	1,377,610
7.125%, 02/15/23 (b)	11,125,000	15,189,742
7.250%, 08/15/22 (b)	6,120,000	8,348,843
7.875%, 02/15/21 (b)	4,450,000	6,065,216
8.000%, 11/15/21	2,920,000	4,072,028
8.125%, 08/15/19	2,645,000	3,504,228
8.125%, 08/15/21 (b)	1,250,000	1,745,163
8.500%, 02/15/20 (b)	6,700,000	9,146,103
8.750%, 08/15/20	1,000,000	1,399,270
8.875%, 02/15/19 (b)	10,215,000	13,690,041
9.125%, 05/15/18	1,600,000	2,098,704
9.250%, 02/15/16	1,375,000	1,602,714
U.S. Treasury Notes
0.625%, 10/15/16	9,970,000	9,953,251
0.625%, 05/31/17	5,000,000	4,942,200
0.625%, 08/31/17	21,700,000	21,333,486
0.625%, 04/30/18 (b)	5,000,000	4,843,300
0.875%, 11/30/16	23,800,000	23,882,110
1.000%, 08/31/16	11,820,000	11,925,199
1.000%, 09/30/16	35,670,000	35,965,705
1.000%, 10/31/16 (b)	7,010,000	7,062,435
1.000%, 03/31/17	7,850,000	7,870,253
1.250%, 08/31/15 (b)	5,850,000	5,937,165
1.250%, 09/30/15	7,750,000	7,867,955
1.250%, 10/31/19 (b)	5,130,000	4,947,321
1.375%, 11/30/15 (b)	19,400,000	19,746,291
1.375%, 09/30/18	12,890,000	12,775,021
1.500%, 03/31/19 (b)	31,870,000	31,504,450
1.625%, 11/15/22	5,000,000	4,626,800
1.750%, 07/31/15 (b)	6,700,000	6,839,494
1.750%, 05/15/22 (b)	4,900,000	4,623,542
1.750%, 05/15/23	6,420,000	5,946,589
1.875%, 06/30/15	6,700,000	6,841,839
1.875%, 09/30/17 (b)	15,900,000	16,288,597
2.000%, 11/15/21 (b)	10,950,000	10,623,690

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.000%, 02/15/22 (b)	3,800,000	3,673,346
2.000%, 02/15/23 (b)	6,900,000	6,561,003
2.125%, 05/31/15 (b)	12,000,000	12,273,241
2.125%, 02/29/16 (b)	4,790,000	4,948,453
2.125%, 08/15/21 (b)	8,710,000	8,557,749
2.375%, 03/31/16	20,560,000	21,358,960
2.375%, 05/31/18 (b)	31,000,000	32,191,950
2.500%, 04/30/15	5,980,000	6,130,696
2.500%, 08/15/23 (b)	14,400,000	14,190,768
2.625%, 02/29/16 (b)	2,510,000	2,617,001
2.625%, 04/30/16 (b)	17,800,000	18,596,193
2.625%, 08/15/20 (b)	6,000,000	6,170,640
2.750%, 05/31/17 (b)	9,840,000	10,379,724
2.750%, 11/15/23 (b)	5,085,000	5,107,272
3.000%, 08/31/16	8,350,000	8,826,451
3.000%, 09/30/16 (b)	18,100,000	19,154,142
3.000%, 02/28/17	14,980,000	15,900,522
3.125%, 05/15/19 (b)	3,000,000	3,200,490
3.250%, 05/31/16 (b)	8,230,000	8,721,579
3.375%, 11/15/19	4,350,000	4,692,040
3.500%, 02/15/18 (b)	4,000,000	4,330,160
3.500%, 05/15/20 (b)	7,790,000	8,439,920
3.625%, 02/15/20 (b)	17,190,000	18,760,477
3.750%, 11/15/18 (b)	4,550,000	4,989,030
3.875%, 05/15/18 (b)	4,700,000	5,168,637
4.000%, 08/15/18 (b)	9,620,000	10,648,283
4.250%, 08/15/15	2,300,000	2,427,489
4.250%, 11/15/17 (b)	4,700,000	5,208,117
4.500%, 11/15/15 (b)	8,950,000	9,559,764
4.500%, 02/15/16	4,520,000	4,869,215
4.625%, 02/15/17 (b)	8,475,000	9,385,384
4.875%, 08/15/16 (b)	8,330,000	9,169,081
5.125%, 05/15/16	4,830,000	5,302,761

		745,201,788

Total U.S. Treasury & Government Agencies (Cost $1,428,352,077)		1,464,908,782

Corporate Bonds & Notes—24.7%

Aerospace/Defense—0.4%
Boeing Co. (The)
7.250%, 06/15/25	460,000	595,102
Lockheed Martin Corp.
6.150%, 09/01/36	1,700,000	2,067,233
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	688,878
Raytheon Co.
3.125%, 10/15/20	1,000,000	1,011,341
United Technologies Corp.
4.500%, 06/01/42	2,645,000	2,689,159
4.875%, 05/01/15	900,000	942,666
7.500%, 09/15/29	200,000	275,164

		8,269,543

MSF-9

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.2%
Altria Group, Inc.
9.700%, 11/10/18	750,000	$986,212
Archer-Daniels-Midland Co.
4.479%, 03/01/21	2,000,000	2,167,191
Philip Morris International, Inc.
4.500%, 03/26/20 (b)	925,000	1,014,691

		4,168,094

Auto Manufacturers—0.4%
Daimler Finance North America LLC
8.500%, 01/18/31	1,050,000	1,564,469
Ford Motor Co.
7.450%, 07/16/31	2,200,000	2,841,151
Toyota Motor Credit Corp.
0.875%, 07/17/15	3,950,000	3,967,455

		8,373,075

Banks—5.4%
American Express Centurion Bank
0.875%, 11/13/15	3,000,000	3,008,919
Bank of America Corp.
4.100%, 07/24/23 (b)	2,905,000	2,941,876
5.750%, 08/15/16	2,850,000	3,125,448
5.875%, 02/07/42	3,000,000	3,458,926
6.500%, 08/01/16	1,750,000	1,957,066
6.500%, 07/15/18	200,000	231,162
Bank of New York Mellon Corp. (The)
5.450%, 05/15/19 (b)	2,000,000	2,274,424
Bank of Nova Scotia
2.050%, 10/30/18 (b)	3,480,000	3,461,408
Barclays Bank plc
5.000%, 09/22/16	1,750,000	1,918,905
BB&T Corp.
3.200%, 03/15/16	1,865,000	1,944,512
BNP Paribas S.A.
5.000%, 01/15/21 (b)	3,225,000	3,560,965
Capital One Financial Corp.
6.750%, 09/15/17 (b)	1,200,000	1,396,803
Citigroup, Inc.
5.375%, 08/09/20	2,200,000	2,471,397
5.850%, 08/02/16 (b)	500,000	552,269
6.125%, 11/21/17 (b)	1,700,000	1,944,223
6.125%, 05/15/18	1,900,000	2,185,576
Credit Suisse
4.375%, 08/05/20 (b)	2,611,000	2,814,884
Deutsche Bank AG
6.000%, 09/01/17	1,500,000	1,706,214
Fifth Third Bancorp
8.250%, 03/01/38	1,175,000	1,650,757
Goldman Sachs Group, Inc. (The)
3.625%, 02/07/16	2,825,000	2,955,145
6.000%, 06/15/20	2,000,000	2,296,676
6.125%, 02/15/33	2,075,000	2,406,365
6.250%, 09/01/17 (b)	760,000	866,678
6.450%, 05/01/36	2,000,000	2,212,243

Banks—(Continued)
HSBC Holdings plc
5.100%, 04/05/21 (b)	2,556,000	$2,837,599
6.500%, 09/15/37	905,000	1,062,569
JPMorgan Chase & Co.
3.250%, 09/23/22	2,850,000	2,797,020
4.950%, 03/25/20	2,650,000	2,947,506
6.300%, 04/23/19	1,900,000	2,233,990
JPMorgan Chase Bank N.A.
6.000%, 10/01/17	2,700,000	3,074,096
KFW
1.000%, 06/11/18 (b)	3,536,000	3,461,987
1.250%, 02/15/17	3,000,000	3,026,446
2.375%, 08/25/21 (b)	1,945,000	1,914,230
2.625%, 02/16/16	2,791,000	2,902,644
2.750%, 09/08/20 (b)	2,300,000	2,350,931
4.875%, 01/17/17	2,900,000	3,217,381
Lloyds TSB Bank plc
6.375%, 01/21/21	1,500,000	1,797,689
Morgan Stanley
5.625%, 09/23/19	1,900,000	2,159,138
7.250%, 04/01/32	1,850,000	2,403,910
7.300%, 05/13/19	2,460,000	2,978,577
PNC Bank N.A.
4.875%, 09/21/17	1,000,000	1,101,974
5.250%, 01/15/17 (b)	1,600,000	1,762,771
Rabobank Nederland
5.250%, 05/24/41	3,640,000	3,912,460
State Street Bank and Trust Co.
5.300%, 01/15/16	300,000	321,467
SunTrust Banks, Inc.
3.600%, 04/15/16	1,450,000	1,519,028
Wachovia Corp.
5.750%, 06/15/17	700,000	794,395
Wells Fargo & Co.
3.676%, 06/15/16	2,775,000	2,942,755
5.000%, 11/15/14 (b)	2,000,000	2,052,612
Wells Fargo Bank N.A.
5.950%, 08/26/36	1,900,000	2,299,669
Westpac Banking Corp.
3.000%, 12/09/15	2,000,000	2,080,882

		113,296,567

Beverages—0.6%
Anheuser-Busch Cos. LLC
5.000%, 01/15/15 (b)	1,950,000	2,017,560
6.450%, 09/01/37	880,000	1,127,427
Coca-Cola Co. (The)
3.150%, 11/15/20 (b)	280,000	284,810
3.200%, 11/01/23	3,000,000	2,957,193
Diageo Finance B.V.
5.300%, 10/28/15 (b)	870,000	932,117
Pepsi Bottling Group, Inc. (The)
7.000%, 03/01/29	300,000	393,370
PepsiCo, Inc.
3.600%, 03/01/24 (b)	3,975,000	3,983,048
5.000%, 06/01/18 (b)	1,000,000	1,123,896

		12,819,421

MSF-10

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.1%
Amgen, Inc.
5.700%, 02/01/19	850,000	$985,126
6.150%, 06/01/18	1,650,000	1,914,284

		2,899,410

Building Materials—0.0%
CRH America, Inc.
6.000%, 09/30/16	900,000	1,001,676

Chemicals—0.3%
Dow Chemical Co. (The)
4.250%, 11/15/20	2,750,000	2,913,156
9.400%, 05/15/39	650,000	1,028,344
E. I. du Pont de Nemours & Co.
5.600%, 12/15/36	1,000,000	1,145,175
6.000%, 07/15/18	1,000,000	1,163,004
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/20 (b)	970,000	1,071,221

		7,320,900

Computers—0.4%
Apple, Inc.
2.400%, 05/03/23 (b)	2,072,000	1,930,399
Hewlett-Packard Co.
5.500%, 03/01/18 (b)	1,950,000	2,184,496
International Business Machines Corp.
4.000%, 06/20/42	3,200,000	3,006,053
8.375%, 11/01/19	425,000	555,047

		7,675,995

Cosmetics/Personal Care—0.2%
Procter & Gamble Co. (The)
2.300%, 02/06/22 (b)	3,600,000	3,430,914
6.450%, 01/15/26	200,000	252,034

		3,682,948

Diversified Financial Services—0.8%
Associates Corp. of North America
6.950%, 11/01/18	1,700,000	2,012,443
Bear Stearns Cos. LLC (The)
5.700%, 11/15/14	900,000	928,877
BlackRock, Inc.
3.500%, 12/10/14	1,500,000	1,532,277
General Electric Capital Corp.
5.300%, 02/11/21 (b)	1,915,000	2,151,450
5.400%, 02/15/17	2,000,000	2,229,797
5.875%, 01/14/38	2,050,000	2,407,042
6.750%, 03/15/32	1,250,000	1,598,236
7.500%, 08/21/35	100,000	131,721
HSBC Finance Corp.
5.000%, 06/30/15 (b)	1,800,000	1,888,258
5.500%, 01/19/16	900,000	967,188
Nomura Holdings, Inc.
6.700%, 03/04/20 (b)	1,325,000	1,560,693

		17,407,982

Electric—1.8%
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	3,070,000	2,804,912
5.850%, 04/01/18 (b)	855,000	976,231
Dominion Resources, Inc.
5.150%, 07/15/15	1,600,000	1,688,370
Duke Energy Carolinas LLC
5.300%, 02/15/40	2,000,000	2,274,378
Exelon Corp.
4.900%, 06/15/15	1,060,000	1,108,328
5.625%, 06/15/35	1,500,000	1,610,182
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	2,090,609
Georgia Power Co.
5.700%, 06/01/17 (b)	1,400,000	1,586,258
Hydro-Quebec
7.500%, 04/01/16	1,350,000	1,522,986
8.400%, 01/15/22	1,000,000	1,319,003
Northern States Power Co.
6.250%, 06/01/36 (b)	2,200,000	2,766,633
Ohio Power Co.
5.375%, 10/01/21 (b)	1,640,000	1,884,982
Oncor Electric Delivery Co. LLC
7.000%, 05/01/32	950,000	1,220,181
Pacific Gas & Electric Co.
5.400%, 01/15/40	3,320,000	3,646,153
PacifiCorp
2.950%, 02/01/22	2,800,000	2,760,310
PPL Energy Supply LLC
4.600%, 12/15/21 (b)	3,019,000	3,033,349
Progress Energy, Inc.
5.625%, 01/15/16	1,900,000	2,049,741
PSEG Power LLC
8.625%, 04/15/31	1,000,000	1,400,130
Southern California Edison Co.
5.000%, 01/15/16	1,500,000	1,606,102

		37,348,838

Electronics—0.3%
Honeywell International, Inc.
5.000%, 02/15/19 (b)	2,000,000	2,258,031
Koninklijke Philips NV
5.750%, 03/11/18	900,000	1,026,908
Thermo Fisher Scientific, Inc.
4.150%, 02/01/24	3,445,000	3,539,339

		6,824,278

Environmental Control—0.1%
Waste Management, Inc.
7.000%, 07/15/28	1,265,000	1,599,362

Food—0.6%
ConAgra Foods, Inc.
5.819%, 06/15/17	1,000,000	1,123,603
General Mills, Inc.
5.650%, 02/15/19	1,700,000	1,953,158

MSF-11

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Mondelez International, Inc.
4.125%, 02/09/16	2,200,000	$2,330,680
5.375%, 02/10/20	1,800,000	2,034,953
Safeway, Inc.
7.250%, 02/01/31 (b)	813,000	784,545
Sysco Corp.
2.600%, 06/12/22 (b)	2,400,000	2,270,968
Unilever Capital Corp.
5.900%, 11/15/32	1,500,000	1,909,313

		12,407,220

Forest Products & Paper—0.2%
Georgia-Pacific LLC
8.000%, 01/15/24	1,800,000	2,367,108
International Paper Co.
7.950%, 06/15/18	820,000	1,000,497

		3,367,605

Gas—0.1%
Sempra Energy
6.150%, 06/15/18	900,000	1,039,159

Healthcare-Products—0.2%
Baxter International, Inc.
5.375%, 06/01/18 (b)	1,400,000	1,572,263
Medtronic, Inc.
3.000%, 03/15/15	2,300,000	2,357,378

		3,929,641

Healthcare-Services—0.4%
Aetna, Inc.
2.750%, 11/15/22 (b)	3,000,000	2,828,295
Laboratory Corp. of America Holdings
4.625%, 11/15/20 (b)	1,900,000	2,023,068
UnitedHealth Group, Inc.
5.375%, 03/15/16	1,700,000	1,841,258
WellPoint, Inc.
5.850%, 01/15/36	1,800,000	2,044,091

		8,736,712

Household Products/Wares—0.0%
Kimberly-Clark Corp.
6.125%, 08/01/17	500,000	575,956

Insurance—0.8%
Aflac, Inc.
3.625%, 06/15/23 (b)	2,975,000	2,986,399
Allstate Corp. (The)
6.900%, 05/15/38	150,000	197,143
7.450%, 05/16/19	1,700,000	2,115,048
American International Group, Inc.
5.450%, 05/18/17	1,900,000	2,117,502
5.850%, 01/16/18	1,800,000	2,054,392

Insurance—(Continued)
AXA S.A.
8.600%, 12/15/30	1,165,000	1,491,200
Berkshire Hathaway, Inc.
1.900%, 01/31/17	2,900,000	2,964,446
Chubb Corp. (The)
6.000%, 05/11/37	865,000	1,053,627
Hartford Financial Services Group, Inc.
6.100%, 10/01/41 (b)	780,000	933,156
Prudential Financial, Inc.
5.700%, 12/14/36	1,525,000	1,716,650

		17,629,563

Iron/Steel—0.1%
Vale Overseas, Ltd.
6.875%, 11/21/36	1,100,000	1,181,774

Machinery-Construction & Mining—0.1%
Caterpillar, Inc.
7.900%, 12/15/18	1,757,000	2,190,412

Machinery-Diversified —0.1%
Deere & Co.
2.600%, 06/08/22	1,950,000	1,869,643
6.950%, 04/25/14	850,000	853,368

		2,723,011

Media—1.3%
21st Century Fox America, Inc.
6.550%, 03/15/33	1,950,000	2,342,714
CBS Corp.
8.875%, 05/15/19	750,000	963,366
Comcast Corp.
4.650%, 07/15/42	3,670,000	3,666,468
5.650%, 06/15/35	1,500,000	1,688,619
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.000%, 03/01/21	2,600,000	2,775,854
Discovery Communications LLC
6.350%, 06/01/40	1,800,000	2,083,838
Thomson Reuters Corp.
6.500%, 07/15/18	800,000	932,423
Time Warner Cable, Inc.
5.000%, 02/01/20 (b)	1,900,000	2,095,156
5.850%, 05/01/17	1,800,000	2,027,475
6.550%, 05/01/37	100,000	116,444
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23	380,000	497,216
Time Warner, Inc.
6.100%, 07/15/40 (b)	925,000	1,064,554
7.700%, 05/01/32	685,000	914,697
Viacom, Inc.
4.375%, 03/15/43	3,500,000	3,129,915
6.250%, 04/30/16	770,000	855,398
Walt Disney Co. (The)
2.750%, 08/16/21	1,930,000	1,907,668

		27,061,805

MSF-12

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.6%
Alcoa, Inc.
5.720%, 02/23/19 (b)	523,000	$569,566
5.870%, 02/23/22	101,000	106,835
Barrick North America Finance LLC
4.400%, 05/30/21	3,125,000	3,144,835
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 03/01/22 (b)	3,700,000	3,538,072
Newmont Mining Corp.
6.250%, 10/01/39	1,800,000	1,732,258
Rio Tinto Alcan, Inc.
5.000%, 06/01/15	1,050,000	1,100,066
6.125%, 12/15/33	1,751,000	2,038,058

		12,229,690

Miscellaneous Manufacturing—0.3%
General Electric Co.
5.250%, 12/06/17	1,800,000	2,038,694
Tyco Electronics Group S.A.
6.550%, 10/01/17	1,600,000	1,837,290
Tyco International Finance S.A/Tyco International, Ltd.
6.875%, 01/15/21 (b)	1,275,000	1,501,289

		5,377,273

Multi-National—1.4%
Asian Development Bank
5.500%, 06/27/16	3,850,000	4,267,565
European Bank for Reconstruction & Development
1.000%, 06/15/18 (b)	3,564,000	3,493,495
European Investment Bank
1.125%, 04/15/15	1,900,000	1,917,330
1.625%, 06/15/17 (b)	1,975,000	2,007,034
4.000%, 02/16/21 (b)	1,700,000	1,857,589
4.875%, 02/15/36	3,700,000	4,250,329
5.125%, 05/30/17	1,750,000	1,968,756
Inter-American Development Bank
2.375%, 08/15/17	2,000,000	2,079,823
6.800%, 10/15/25	500,000	649,663
7.000%, 06/15/25	200,000	262,548
International Bank for Reconstruction & Development
2.375%, 05/26/15	1,420,000	1,454,705
7.625%, 01/19/23	2,970,000	4,095,872
8.875%, 03/01/26	535,000	802,198

		29,106,907

Office/Business Equipment—0.1%
Xerox Corp.
6.350%, 05/15/18 (b)	2,550,000	2,948,105

Oil & Gas—1.5%
Anadarko Petroleum Corp.
6.375%, 09/15/17	2,445,000	2,797,744

Oil & Gas—(Continued)
Apache Finance Canada Corp.
7.750%, 12/15/29	300,000	416,250
Canadian Natural Resources, Ltd.
6.250%, 03/15/38 (b)	1,800,000	2,144,424
Chevron Corp.
3.191%, 06/24/23	3,025,000	2,999,970
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	1,550,000	1,889,807
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	931,165
Devon Energy Corp.
6.300%, 01/15/19	850,000	986,017
Marathon Oil Corp.
6.600%, 10/01/37	2,000,000	2,502,100
Petrobras International Finance Co.
2.875%, 02/06/15 (b)	2,900,000	2,937,700
6.125%, 10/06/16	600,000	646,859
Petroleos Mexicanos
4.875%, 03/15/15	2,700,000	2,808,000
Shell International Finance B.V.
4.300%, 09/22/19	1,000,000	1,102,708
Statoil ASA
6.700%, 01/15/18	300,000	350,438
Suncor Energy, Inc.
6.100%, 06/01/18	2,500,000	2,887,904
Total Capital International S.A.
2.700%, 01/25/23 (b)	3,000,000	2,839,937
Transocean, Inc.
6.375%, 12/15/21 (b)	2,035,000	2,287,272
XTO Energy, Inc.
6.500%, 12/15/18	1,600,000	1,924,704

		32,452,999

Oil & Gas Services—0.2%
Weatherford International, Ltd.
4.500%, 04/15/22 (b)	2,300,000	2,397,438
9.625%, 03/01/19	1,500,000	1,935,716

		4,333,154

Pharmaceuticals—1.0%
Abbott Laboratories
5.125%, 04/01/19	1,073,000	1,214,696
AbbVie, Inc.
4.400%, 11/06/42 (b)	3,200,000	3,120,651
AstraZeneca plc
5.400%, 06/01/14	639,000	644,116
Bristol-Myers Squibb Co.
5.875%, 11/15/36	2,000,000	2,401,850
Express Scripts Holding Co.
6.125%, 11/15/41	1,520,000	1,798,627
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38	2,100,000	2,673,678
Johnson & Johnson
5.950%, 08/15/37	910,000	1,132,159
6.950%, 09/01/29 (b)	250,000	336,483

MSF-13

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Merck & Co., Inc.
6.550%, 09/15/37	1,000,000	$1,302,798
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	361,615
Novartis Capital Corp.
4.400%, 04/24/20	900,000	981,724
Sanofi
4.000%, 03/29/21 (b)	2,775,000	2,962,405
Wyeth LLC
5.500%, 02/15/16	1,700,000	1,843,189

		20,773,991

Pipelines—0.8%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	294,122
Energy Transfer Partners L.P.
4.650%, 06/01/21	1,950,000	2,055,400
Enterprise Products Operating LLC
6.300%, 09/15/17	1,900,000	2,185,169
Kinder Morgan Energy Partners L.P.
6.500%, 02/01/37	2,000,000	2,270,618
Plains All American Pipeline L.P./PAA Finance Corp.
6.500%, 05/01/18 (b)	2,485,000	2,909,288
Tennessee Gas Pipeline Co. LLC
7.000%, 10/15/28	1,050,000	1,265,697
7.625%, 04/01/37	640,000	832,799
TransCanada PipeLines, Ltd.
6.200%, 10/15/37	1,800,000	2,189,049
Williams Partners L.P.
5.250%, 03/15/20	3,575,000	3,938,314

		17,940,456

Real Estate—0.0%
Regency Centers L.P.
5.250%, 08/01/15	850,000	895,014

Real Estate Investment Trusts—0.5%
AvalonBay Communities, Inc.
6.100%, 03/15/20	860,000	998,647
Boston Properties L.P.
3.850%, 02/01/23	2,950,000	2,937,792
ERP Operating L.P.
5.750%, 06/15/17 (b)	900,000	1,014,130
HCP, Inc.
5.375%, 02/01/21	2,591,000	2,887,979
Kimco Realty Corp.
6.875%, 10/01/19	550,000	649,890
Simon Property Group L.P.
5.250%, 12/01/16	2,000,000	2,205,823

		10,694,261

Retail—0.9%
Costco Wholesale Corp.
5.500%, 03/15/17	465,000	517,997

Retail—(Continued)
CVS Caremark Corp.
2.250%, 12/05/18 (b)	3,930,000	3,936,373
Home Depot, Inc. (The)
4.400%, 04/01/21 (b)	1,450,000	1,593,215
5.400%, 03/01/16	900,000	982,023
Lowe’s Cos., Inc.
6.875%, 02/15/28	1,000,000	1,242,409
McDonald’s Corp.
5.350%, 03/01/18	885,000	1,006,415
Target Corp.
6.350%, 11/01/32 (b)	1,000,000	1,223,277
Wal-Mart Stores, Inc.
2.550%, 04/11/23 (b)	4,000,000	3,750,877
5.250%, 09/01/35	935,000	1,046,455
5.625%, 04/15/41	1,900,000	2,253,814
Walgreen Co.
5.250%, 01/15/19 (b)	900,000	1,011,320

		18,564,175

Semiconductors—0.1%
Intel Corp.
2.700%, 12/15/22 (b)	2,000,000	1,910,477

Software—0.5%
Adobe Systems, Inc.
4.750%, 02/01/20	2,200,000	2,422,730
Microsoft Corp.
4.200%, 06/01/19 (b)	2,700,000	2,977,156
Oracle Corp.
2.375%, 01/15/19	3,885,000	3,934,617
5.250%, 01/15/16	2,000,000	2,165,597

		11,500,100

Telecommunications—1.6%
America Movil S.A.B. de C.V.
2.375%, 09/08/16	2,875,000	2,956,422
AT&T Mobility LLC
7.125%, 12/15/31	100,000	127,433
AT&T, Inc.
5.800%, 02/15/19	1,700,000	1,962,280
6.300%, 01/15/38	1,300,000	1,484,911
British Telecommunications plc
9.625%, 12/15/30	1,000,000	1,549,068
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	333,000	422,308
Cisco Systems, Inc.
5.500%, 01/15/40	2,000,000	2,284,655
Deutsche Telekom International Finance B.V.
5.750%, 03/23/16	460,000	502,570
8.750%, 06/15/30	1,000,000	1,443,313
Orange S.A.
2.750%, 09/14/16 (b)	2,857,000	2,961,465
Rogers Communications, Inc.
6.800%, 08/15/18	800,000	948,426

MSF-14

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Emisiones S.A.U.
6.221%, 07/03/17	1,400,000	$1,583,873
Verizon Communications, Inc.
4.600%, 04/01/21 (b)	2,400,000	2,586,549
5.150%, 09/15/23	3,510,000	3,843,869
6.100%, 04/15/18	1,600,000	1,859,854
6.550%, 09/15/43	3,304,000	4,009,430
Verizon New York, Inc.
7.375%, 04/01/32	500,000	593,143
Vodafone Group plc
6.150%, 02/27/37 (b)	2,170,000	2,457,943

		33,577,512

Transportation—0.3%
CSX Corp.
6.150%, 05/01/37	1,600,000	1,905,449
7.900%, 05/01/17	500,000	585,637
Norfolk Southern Corp.
3.000%, 04/01/22	1,911,000	1,867,649
5.590%, 05/17/25	28,000	31,629
Union Pacific Corp.
6.625%, 02/01/29	1,200,000	1,484,770
United Parcel Service, Inc.
5.125%, 04/01/19	760,000	865,368

		6,740,502

Total Corporate Bonds & Notes (Cost $504,399,183)		522,575,563

Foreign Government—1.9%

Provincial—0.5%
Province of British Columbia
2.000%, 10/23/22 (b)	1,970,000	1,831,023
Province of Nova Scotia
5.125%, 01/26/17 (b)	900,000	1,000,806
9.250%, 03/01/20	250,000	331,321
Province of Ontario
2.450%, 06/29/22 (b)	4,000,000	3,802,120
4.400%, 04/14/20 (b)	2,100,000	2,328,024
Province of Quebec
7.500%, 07/15/23	350,000	457,734

		9,751,028

Sovereign—1.4%
Brazilian Government International Bonds
6.000%, 01/17/17	3,755,000	4,173,683
7.125%, 01/20/37	1,650,000	1,988,250
Colombia Government International Bond
8.125%, 05/21/24	1,500,000	1,950,000
Italy Government International Bond
4.500%, 01/21/15	1,475,000	1,519,409
Mexico Government International Bonds
5.750%, 10/12/10	4,100,000	4,038,500
6.750%, 09/27/34	1,050,000	1,286,250
8.000%, 09/24/22	2,200,000	2,882,000

Sovereign—(Continued)
Panama Government International Bond
5.200%, 01/30/20 (b)	1,370,000	1,516,590
Peruvian Government International Bond
8.750%, 11/21/33	1,450,000	2,131,500
Philippine Government International Bond
5.000%, 01/13/37	1,740,000	1,898,775
Republic of Korea
7.125%, 04/16/19	1,600,000	1,965,253
Turkey Government International Bonds
3.250%, 03/23/23	2,350,000	2,056,250
6.250%, 09/26/22	1,607,000	1,731,543
7.375%, 02/05/25	1,473,000	1,694,539

		30,832,542

Total Foreign Government (Cost $40,434,584)		40,583,570

Mortgage-Backed Securities—1.5%

Commercial Mortgage-Backed Securities—1.5%
Bear Stearns Commercial Mortgage Securities Trust
5.540%, 09/11/41	1,000,000	1,085,976
5.694%, 06/11/50 (a)	1,500,000	1,680,156
Citigroup / Deutsche Bank Commercial Mortgage Trust
5.216%, 07/15/44 (a)	1,994,760	2,095,329
Citigroup Commercial Mortgage Trust
4.733%, 10/15/41	939,784	949,702
5.406%, 04/15/40 (a)	51,656	51,626
5.431%, 10/15/49	1,500,000	1,637,011
5.783%, 03/15/49 (a)	1,746,638	1,888,455
Commercial Mortgage Trust
5.799%, 12/10/49 (a)	2,400,000	2,691,198
Credit Suisse First Boston Mortgage Securities Corp.
4.691%, 10/15/39	128,854	129,566
GMAC Commercial Mortgage Securities, Inc.
4.697%, 05/10/43	1,500,000	1,537,500
GS Mortgage Securities Corp. II
4.751%, 07/10/39	1,907,217	1,960,826
GS Mortgage Securities Trust
3.377%, 05/10/45	2,750,000	2,768,299
4.243%, 08/10/46	966,000	1,015,351
JPMorgan Chase Commercial Mortgage Securities Trust
5.420%, 01/15/49	2,500,000	2,744,810
5.440%, 06/12/47	890,000	977,622
LB-UBS Commercial Mortgage Trust
5.156%, 02/15/31	2,500,000	2,652,058
Merrill Lynch Mortgage Trust
4.855%, 10/12/41 (a)	350,870	354,048
Morgan Stanley Capital I Trust
4.989%, 08/13/42	1,000,000	1,038,844
5.648%, 06/11/42 (a)	2,000,000	2,247,271
5.908%, 06/11/49 (a)	1,408,225	1,572,657

MSF-15

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust
3.488%, 06/15/46	1,054,000	$1,028,896

Total Mortgage-Backed Securities (Cost $30,690,740)		32,107,201

Municipals—0.7%
Los Angeles Community College District
6.750%, 08/01/49	2,210,000	2,992,031
Los Angeles, Unified School District, Build America Bonds
6.758%, 07/01/34	2,160,000	2,794,046
Municipal Electric Authority of Georgia
6.637%, 04/01/57	2,000,000	2,265,100
Oregon School Boards Association
5.680%, 06/30/28	1,900,000	2,199,364
State of California
7.300%, 10/01/39	2,000,000	2,676,540
State of Illinois
5.100%, 06/01/33	1,230,000	1,213,924

Total Municipals (Cost $12,080,713)		14,141,005

Asset-Backed Securities—0.3%

Asset-Backed - Automobile—0.2%
CarMax Auto Owner Trust
0.970%, 04/16/18	3,145,000	3,157,064
Honda Auto Receivables Owner Trust
0.770%, 05/15/17	355,000	355,813

		3,512,877

Asset-Backed - Credit Card—0.1%
Citibank Credit Card Issuance Trust
4.850%, 03/10/17	2,500,000	2,603,935

Asset-Backed - Home Equity—0.0%
Centex Home Equity Loan Trust
4.250%, 12/25/31	56,310	56,409

Total Asset-Backed Securities (Cost $6,411,637)		6,173,221

Short-Term Investments—21.8%

Discount Note—0.2%
Federal Home Loan Bank
0.041%, 05/07/14 (c)	3,100,000	3,099,876

Mutual Fund—21.0%
State Street Navigator Securities Lending MET Portfolio (d)	444,662,690	444,662,690

U.S. Treasury—0.6%
U.S. Treasury Bills
0.013%, 04/24/14 (c)	3,300,000	3,299,973
0.016%, 05/15/14 (b) (c)	100,000	99,998
0.040%, 05/15/14 (b) (c)	800,000	799,962
0.041%, 04/24/14 (c)	4,300,000	4,299,890
0.041%, 05/15/14 (b) (c)	1,900,000	1,899,907
0.044%, 05/15/14 (b) (c)	1,500,000	1,499,921

		11,899,651

Total Short-Term Investments (Cost $459,662,217)		459,662,217

Total Investments—120.2% (Cost $2,482,031,151) (e)		2,540,151,559
Other assets and liabilities (net)—(20.2)%		(426,288,999)

Net Assets—100.0%		$2,113,862,560

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $457,200,310 and the collateral received consisted of cash in the amount of $444,662,690 and non-cash collateral with a value of $34,004,219. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2014, the aggregate cost of investments was $2,482,031,151. The aggregate unrealized appreciation and depreciation of investments were $88,773,615 and $(30,653,207), respectively, resulting in net unrealized appreciation of $58,120,408.
(ARM)—	Adjustable-Rate Mortgage

MSF-16

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,464,908,782	$—	$1,464,908,782
Total Corporate Bonds & Notes*	—	522,575,563	—	522,575,563
Total Foreign Government*	—	40,583,570	—	40,583,570
Total Mortgage-Backed Securities*	—	32,107,201	—	32,107,201
Total Municipals	—	14,141,005	—	14,141,005
Total Asset-Backed Securities*	—	6,173,221	—	6,173,221
Short-Term Investments
Discount Note	—	3,099,876	—	3,099,876
Mutual Fund	444,662,690	—	—	444,662,690
U.S. Treasury	—	11,899,651	—	11,899,651
Total Short-Term Investments	444,662,690	14,999,527	—	459,662,217
Total Investments	$444,662,690	$2,095,488,869	$—	$2,540,151,559

Collateral for securities loaned (Liability)	$—	$(444,662,690)	$—	$(444,662,690)

*	See Schedule of Investments for additional detailed categorizations.

MSF-17

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—54.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—37.4%
Fannie Mae 15 Yr. Pool
2.500%, 09/01/27	53,422,289	$53,559,917
3.000%, TBA (a)	32,400,000	33,280,875
3.500%, 07/01/28	5,716,601	6,008,115
3.500%, 08/01/28	1,294,763	1,359,828
3.500%, 09/01/28	8,499,469	8,932,416
3.500%, 10/01/28	8,759,626	9,202,259
3.500%, 11/01/28	18,927,364	19,887,735
3.500%, 02/01/29	17,058,174	17,913,431
4.000%, 01/01/25	43,320	46,235
4.000%, 02/01/25	7,777,390	8,236,884
4.000%, 09/01/25	1,457,155	1,543,436
4.000%, 10/01/25	4,110,444	4,354,041
4.000%, 01/01/26	1,185,500	1,256,448
4.000%, 04/01/26	760,255	808,113
4.000%, 07/01/26	3,570,846	3,784,530
4.000%, 08/01/26	1,546,923	1,639,690
4.500%, 12/01/20	2,521,573	2,674,888
4.500%, 02/01/25	1,593,997	1,712,703
4.500%, 04/01/25	278,001	298,738
4.500%, 07/01/25	1,109,854	1,192,779
4.500%, 06/01/26	22,973,782	24,673,536
4.500%, TBA (a)	12,900,000	13,663,923
5.000%, 09/01/35	15,328	16,805
5.500%, 11/01/32	269,934	299,398
Fannie Mae 20 Yr. Pool
5.000%, 05/01/23	7,035	7,660
Fannie Mae 30 Yr. Pool
3.000%, 01/01/43	5,131,143	4,958,943
3.000%, 02/01/43	15,157,922	14,654,275
3.000%, 03/01/43	31,000,771	29,964,704
3.000%, 04/01/43	21,417,666	20,702,631
3.000%, 05/01/43	39,452,128	38,140,126
3.000%, 06/01/43	3,656,031	3,536,186
3.500%, 06/01/42	691,409	696,683
3.500%, 07/01/42	539,824	543,774
3.500%, 01/01/43	1,704,721	1,719,318
3.500%, 02/01/43	1,885,025	1,899,401
3.500%, 03/01/43	4,563,680	4,602,197
3.500%, 06/01/43	1,377,513	1,387,516
3.500%, 07/01/43	7,776,589	7,837,014
3.500%, 08/01/43	32,965,938	33,210,462
3.500%, 11/01/43	2,911,725	2,933,783
3.500%, 12/01/43	292,750	294,889
3.500%, 01/01/44	1,892,346	1,907,774
3.500%, TBA (a)	38,900,000	39,130,969
4.000%, 05/01/42	1,140,535	1,191,276
4.000%, 02/01/43	6,749,573	7,042,227
4.000%, 03/01/43	1,893,334	1,975,456
4.000%, 08/01/43	3,974,463	4,139,213
4.000%, 09/01/43	1,401,174	1,458,899
4.000%, 10/01/43	10,593,726	11,046,539
4.000%, 11/01/43	7,422,246	7,730,152
4.000%, 12/01/43	29,739,192	31,008,992
4.000%, 01/01/44	31,348,000	32,724,827
4.000%, 02/01/44	16,170,146	16,854,169

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, TBA (a)	53,380,000	55,420,743
4.500%, 11/01/39	655,917	701,367
4.500%, 08/01/41	288,037	307,548
4.500%, 09/01/41	1,697,808	1,811,716
4.500%, 08/01/42	2,397,545	2,559,980
4.500%, 08/01/43	500,415	533,956
4.500%, 09/01/43	46,574,190	49,714,311
4.500%, 10/01/43	4,999,692	5,334,886
4.500%, 12/01/43	4,665,049	4,981,609
4.500%, 01/01/44	11,036,189	11,836,252
4.500%, 02/01/44	1,498,450	1,600,532
4.500%, 03/01/44	8,079,709	8,628,474
5.000%, 11/01/32	24,088	26,422
5.000%, 03/01/33	18,726	20,401
5.000%, 04/01/33	139,204	152,689
5.000%, 07/01/33	222,258	243,763
5.000%, 08/01/33	29,371	32,114
5.000%, 09/01/33	3,839,632	4,209,235
5.000%, 11/01/33	921,932	1,010,633
5.000%, 12/01/33	377,084	413,478
5.000%, 02/01/34	147,860	162,448
5.000%, 03/01/34	113,275	123,994
5.000%, 04/01/34	40,648	44,481
5.000%, 06/01/34	65,845	71,960
5.000%, 07/01/34	1,216,342	1,328,250
5.000%, 10/01/34	3,095,317	3,399,662
5.000%, 12/01/34	105,663	115,494
5.000%, 04/01/35	12,422	13,583
5.000%, 07/01/35	5,576,310	6,104,254
5.000%, 10/01/35	5,697,529	6,243,874
5.000%, 12/01/35	1,738,292	1,898,398
5.000%, 08/01/36	1,682,620	1,837,234
5.000%, 07/01/37	838,897	919,930
5.000%, 11/01/40	9,749,979	10,657,719
5.000%, 04/01/41	128,469	140,588
5.000%, 07/01/41	934,231	1,023,053
5.000%, 08/01/41	1,185,393	1,296,916
5.000%, 01/01/42	320,703	349,346
5.500%, 11/01/32	3,409,963	3,794,467
5.500%, 12/01/32	548,448	610,114
5.500%, 01/01/33	2,327,894	2,566,066
5.500%, 12/01/33	685,711	762,710
5.500%, 08/01/37	5,751,204	6,390,620
5.500%, 04/01/41	1,042,932	1,158,373
5.500%, TBA (a)	5,000,000	5,514,258
6.000%, 02/01/34	581,902	654,294
6.000%, 08/01/34	450,304	506,321
6.000%, 04/01/35	6,845,832	7,696,344
6.000%, 06/01/36	1,221,291	1,369,866
6.000%, 02/01/38	1,674,574	1,869,614
6.000%, 03/01/38	642,001	717,485
6.000%, 05/01/38	1,892,644	2,114,619
6.000%, 10/01/38	2,438,132	2,716,326
6.000%, 12/01/38	718,957	802,904
6.000%, 04/01/40	7,666,443	8,528,446

MSF-18

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 09/01/40	776,604	$863,572
6.000%, 06/01/41	1,643,860	1,829,412
6.000%, TBA (a)	4,400,000	4,898,953
6.500%, 05/01/40	12,112,679	13,587,856
Fannie Mae ARM Pool
3.001%, 03/01/41 (b)	902,206	955,255
3.144%, 03/01/41 (b)	1,136,811	1,197,859
3.212%, 12/01/40 (b)	2,070,248	2,176,401
3.349%, 06/01/41 (b)	4,262,639	4,490,065
3.492%, 09/01/41 (b)	3,165,608	3,340,656
4.979%, 08/01/38 (b)	1,432,067	1,539,845
Fannie Mae REMICS
5.000%, 04/25/35	340,211	365,080
Fannie Mae-ACES
3.329%, 10/25/23 (b)	4,390,000	4,416,081
Freddie Mac 15 Yr. Gold Pool
2.500%, TBA (a)	19,100,000	19,091,046
3.000%, TBA (a)	11,100,000	11,391,375
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	2,880,662	2,781,112
3.000%, 03/01/43	6,449,105	6,226,236
3.000%, 04/01/43	26,893,614	25,964,223
3.000%, 07/01/43	18,400,000	17,765,854
3.000%, 08/01/43	11,385,176	10,991,726
3.000%, TBA (a)	620,000	597,549
3.500%, 04/01/42	5,061,682	5,095,955
3.500%, 08/01/42	2,711,226	2,731,148
3.500%, 09/01/42	1,708,271	1,718,864
3.500%, 11/01/42	3,352,289	3,372,007
3.500%, 04/01/43	9,631,059	9,690,814
3.500%, 07/01/43	9,400,000	9,464,902
3.500%, 12/01/43	11,800,868	11,878,194
3.500%, 01/01/44	583,747	588,290
3.500%, 02/01/44	3,812,957	3,836,693
3.500%, TBA (a)	19,500,000	19,594,454
4.000%, TBA (a)	46,900,000	48,564,128
4.500%, 09/01/43	3,288,653	3,515,096
4.500%, 11/01/43	7,006,665	7,479,166
4.500%, TBA (a)	26,400,000	28,092,594
5.000%, TBA (a)	29,100,000	31,539,399
5.500%, 06/01/41	8,859,616	9,725,333
5.500%, TBA (a)	2,300,000	2,529,281
Freddie Mac ARM Non-Gold Pool
3.032%, 02/01/41 (b)	1,773,581	1,879,581
Freddie Mac Multifamily Structured Pass-Through Certificates
0.624%, 10/25/20 (b) (c)	19,971,176	799,706
0.902%, 09/25/22 (b) (c)	41,704,679	2,445,062
0.902%, 10/25/22 (b) (c)	52,593,863	3,153,581
1.511%, 06/25/22 (b) (c)	16,668,037	1,600,632
1.555%, 12/25/18 (b) (c)	24,773,431	1,556,787
1.741%, 03/25/22 (b) (c)	12,116,503	1,289,038
1.741%, 08/25/16 (b) (c)	11,967,480	326,569
1.782%, 05/25/19 (b) (c)	20,427,336	1,573,844

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae (CMO)
1.016%, 02/16/53 (b) (c)	27,826,925	2,005,097
Ginnie Mae I 15 Yr. Pool
7.500%, 12/15/14	5,079	5,123
Ginnie Mae I 30 Yr. Pool
3.500%, 02/15/42	493,318	504,549
3.500%, 04/15/42	670,884	686,163
3.500%, 05/15/42	576,469	589,602
3.500%, 08/15/42	892,685	912,590
3.500%, 11/15/42	690,746	706,172
3.500%, 12/15/42	1,913,470	1,956,139
3.500%, 01/15/43	788,784	806,402
3.500%, 02/15/43	1,269,971	1,298,376
3.500%, 03/15/43	649,995	664,563
3.500%, 04/15/43	2,449,153	2,504,020
3.500%, 05/15/43	4,550,161	4,651,854
3.500%, 06/15/43	1,167,735	1,193,970
3.500%, 07/15/43	3,932,403	4,020,785
4.000%, 12/15/41	182,789	192,251
4.000%, 05/15/42	155,490	163,523
4.000%, TBA (a)	14,905,000	15,654,908
4.500%, 02/15/42	33,631,725	36,344,460
4.500%, TBA (a)	17,300,000	18,646,156
5.000%, 12/15/38	934,441	1,023,555
5.000%, 07/15/39	2,467,501	2,697,425
5.000%, 12/15/40	3,248,013	3,564,362
5.000%, TBA (a)	26,700,000	29,128,031
5.500%, 04/15/33	68,997	76,954
5.500%, TBA (a)	12,500,000	13,830,078
6.500%, 04/15/33	55,419	62,509
8.000%, 11/15/29	6,360	6,493
8.500%, 01/15/17	4,056	4,132
8.500%, 03/15/17	1,066	1,070
8.500%, 05/15/17	550	552
8.500%, 11/15/21	2,968	2,981
8.500%, 05/15/22	1,343	1,428
9.000%, 10/15/16	1,554	1,562
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (a)	57,705,000	56,740,242
3.500%, TBA (a)	58,500,000	59,697,419
4.000%, 02/20/44	38,533,638	40,563,644
4.500%, 05/20/41	33,317,979	36,011,706
4.500%, 06/20/41	3,252,805	3,515,799
4.500%, 07/20/41	1,997,914	2,159,449
5.000%, 10/20/33	2,243,510	2,477,907
5.000%, 10/20/39	1,005,320	1,097,469

		1,467,373,642

U.S. Treasury—17.4%
U.S. Treasury Bonds
2.750%, 08/15/42	11,015,000	9,404,056
2.750%, 11/15/42	465,000	396,194
3.625%, 02/15/44	31,685,900	32,052,252
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42	14,372,086	12,523,922

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23	7,422,276	$7,181,631
0.625%, 01/15/24	78,978,308	79,249,836
U.S. Treasury Notes
0.250%, 05/31/15	29,515,000	29,546,138
0.375%, 03/31/16 (d)	14,180,000	14,164,487
0.750%, 03/15/17 (d)	109,540,000	109,129,225
1.000%, 11/30/19 (e)	91,390,000	86,613,410
1.250%, 11/30/18	5,817,800	5,715,989
1.625%, 03/31/19 (d)	200,300,000	199,282,877
1.625%, 11/15/22	6,432,200	5,952,300
2.000%, 02/28/21	20,140,000	19,757,662
2.250%, 03/31/21	51,480,000	51,286,950
2.750%, 02/15/24	22,324,400	22,373,246

		684,630,175

Total U.S. Treasury & Government Agencies (Cost $2,170,032,656)		2,152,003,817

Corporate Bonds & Notes—27.0%

Advertising—0.0%
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24	430,000	429,192

Agriculture—0.3%
Altria Group, Inc.
4.000%, 01/31/24	2,617,000	2,621,959
Philip Morris International, Inc.
1.875%, 01/15/19 (f)	5,706,000	5,631,902
4.875%, 11/15/43	1,871,000	1,930,256

		10,184,117

Airlines—0.0%
United Continental Holdings, Inc.
6.000%, 07/15/28	2,120,000	1,945,100

Auto Manufacturers—0.1%
General Motors Co.
4.875%, 10/02/23 (144A) (f)	2,350,000	2,408,750
6.250%, 10/02/43 (144A)	1,410,000	1,526,325
Jaguar Land Rover Automotive plc
5.000%, 02/15/22 (GBP)	100,000	169,417
8.250%, 03/15/20 (GBP)	220,000	416,287

		4,520,779

Auto Parts & Equipment—0.0%
Servus Luxembourg Holding SCA
7.750%, 06/15/18 (EUR)	115,000	169,140

Banks—7.7%
ABN Amro Bank NV
6.375%, 04/27/21 (EUR)	880,000	1,441,821
Bank of America Corp.
2.600%, 01/15/19	4,726,000	4,744,644

Banks—(Continued)
Bank of America Corp.
2.650%, 04/01/19	18,925,000	18,985,352
3.300%, 01/11/23 (f)	8,775,000	8,459,881
3.700%, 09/01/15	12,180,000	12,658,808
4.000%, 04/01/24	7,089,000	7,080,656
4.100%, 07/24/23	8,290,000	8,408,680
5.000%, 01/21/44 (f)	4,805,000	4,905,357
5.750%, 12/01/17	5,635,000	6,379,620
Bank of New York Mellon Corp. (The)
2.100%, 01/15/19	7,550,000	7,505,085
BPCE S.A.
5.150%, 07/21/24 (144A) (f)	3,430,000	3,412,298
Citigroup, Inc.
2.500%, 09/26/18 (f)	4,367,000	4,390,708
3.375%, 03/01/23	11,270,000	10,898,597
3.875%, 10/25/23	4,975,000	4,939,792
4.450%, 01/10/17	2,290,000	2,473,262
4.950%, 11/07/43 (f)	1,430,000	1,453,173
6.675%, 09/13/43	1,430,000	1,674,531
Commerzbank AG
6.375%, 03/22/19 (EUR)	2,300,000	3,624,872
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.250%, 01/14/19	4,505,000	4,492,454
Discover Bank
7.000%, 04/15/20	1,678,000	1,979,766
Goldman Sachs Group, Inc. (The)
1.833%, 11/29/23 (b)	3,925,000	4,012,736
2.375%, 01/22/18 (f)	4,825,000	4,857,057
2.625%, 01/31/19	15,698,000	15,657,782
2.900%, 07/19/18	7,155,000	7,296,626
3.625%, 02/07/16	3,045,000	3,188,968
3.625%, 01/22/23 (f)	9,055,000	8,907,458
5.750%, 01/24/22 (f)	2,466,000	2,796,244
6.250%, 02/01/41	1,430,000	1,698,046
6.750%, 10/01/37	1,430,000	1,638,092
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 05/11/16 (144A) (f)	13,340,000	13,840,250
HSBC Holdings plc
4.250%, 03/14/24 (f)	1,432,000	1,433,763
5.250%, 03/14/44	3,490,000	3,528,934
JPMorgan Chase & Co.
1.350%, 02/15/17	10,950,000	10,941,109
3.200%, 01/25/23	1,740,000	1,687,226
3.250%, 09/23/22	3,110,000	3,063,633
3.875%, 02/01/24 (f)	2,805,000	2,830,166
4.750%, 03/01/15	6,090,000	6,320,007
4.850%, 02/01/44	1,430,000	1,458,094
6.750%, 02/01/24 (b) (f)	1,212,000	1,275,630
Macquarie Bank, Ltd.
1.650%, 03/24/17 (144A)	6,430,000	6,410,234
Morgan Stanley
2.500%, 01/24/19 (f)	10,315,000	10,286,273
3.450%, 11/02/15	9,985,000	10,365,998
3.750%, 02/25/23 (f)	7,480,000	7,432,584
3.800%, 04/29/16	2,730,000	2,875,397

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
5.000%, 11/24/25	7,385,000	$7,598,574
5.450%, 01/09/17	9,650,000	10,668,210
6.375%, 07/24/42	1,430,000	1,744,416
Royal Bank of Scotland Group plc
1.875%, 03/31/17	5,590,000	5,594,232
6.000%, 12/19/23 (f)	4,820,000	4,935,453
Societe Generale S.A.
5.000%, 01/17/24 (144A)	4,845,000	4,828,178
State Street Capital Trust IV
1.233%, 06/15/37 (b)	420,000	344,400
Wells Fargo & Co.
1.500%, 07/01/15	3,045,000	3,080,438
2.150%, 01/15/19 (f)	2,688,000	2,681,707
4.125%, 08/15/23 (f)	2,580,000	2,610,042
5.375%, 11/02/43	3,970,000	4,181,962

		301,979,276

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/19	7,295,000	7,287,734
3.700%, 02/01/24 (f)	5,135,000	5,187,844

		12,475,578

Biotechnology—0.1%
Amgen, Inc.
5.650%, 06/15/42	2,180,000	2,416,977

Building Materials—0.0%
Buzzi Unicem S.p.A.
6.250%, 09/28/18 (EUR)	140,000	217,746

Chemicals—0.6%
LyondellBasell Industries NV
5.000%, 04/15/19 (f)	19,662,000	21,892,831
Rain CII Carbon LLC/CII Carbon Corp.
8.500%, 01/15/21 (EUR)	260,000	363,562

		22,256,393

Coal—0.1%
CONSOL Energy, Inc.
8.250%, 04/01/20	743,000	807,084
Peabody Energy Corp.
6.000%, 11/15/18 (f)	497,000	521,229
6.250%, 11/15/21 (f)	2,913,000	2,920,282

		4,248,595

Commercial Services—0.4%
EC Finance plc
9.750%, 08/01/17 (EUR)	247,000	364,950
MasterCard, Inc.
2.000%, 04/01/19 (f)	3,912,000	3,895,104
3.375%, 04/01/24	2,517,000	2,512,890

Commercial Services—(Continued)
TMF Group Holding B.V.
9.875%, 12/01/19 (EUR)	250,000	384,881
United Rentals North America, Inc.
7.625%, 04/15/22	8,490,000	9,519,412
Verisure Holding AB
8.750%, 12/01/18 (EUR)	230,000	344,667

		17,021,904

Computers—0.3%
Hewlett-Packard Co.
3.750%, 12/01/20 (f)	4,830,000	4,906,338
International Business Machines Corp.
3.625%, 02/12/24 (f)	6,462,000	6,515,544

		11,421,882

Diversified Financial Services—0.3%
Discover Financial Services
3.850%, 11/21/22	2,178,000	2,137,979
Ford Motor Credit Co. LLC
4.375%, 08/06/23 (f)	1,902,000	1,962,388
General Electric Capital Corp.
6.875%, 01/10/39	1,430,000	1,883,226
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
3.500%, 03/15/17 (144A)	1,030,000	1,040,300
4.875%, 03/15/19 (144A)	1,405,000	1,429,587
6.000%, 08/01/20 (144A)	1,660,000	1,759,600
Lehman Brothers Holdings, Inc.
6.750%, 12/28/17 (g) (h)	4,775,000	478

		10,213,558

Electric—1.9%
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	4,770,000	4,892,250
Cleveland Electric Illuminating Co. (The)
5.950%, 12/15/36	2,527,000	2,733,029
8.875%, 11/15/18	1,390,000	1,740,805
CMS Energy Corp.
3.875%, 03/01/24 (f)	1,544,000	1,564,355
4.875%, 03/01/44	3,479,000	3,544,499
Commonwealth Edison Co.
4.700%, 01/15/44	3,129,000	3,275,190
Dominion Gas Holdings LLC
4.800%, 11/01/43 (144A)	486,000	495,580
Dominion Resources, Inc.
1.950%, 08/15/16	6,100,000	6,215,009
Duke Energy Carolinas LLC
4.250%, 12/15/41	3,680,000	3,617,363
Duke Energy Florida, Inc.
6.400%, 06/15/38	1,300,000	1,676,390
Entergy Arkansas, Inc.
3.700%, 06/01/24 (f)	4,665,000	4,734,574
Georgia Power Co.
3.000%, 04/15/16	5,930,000	6,191,359

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Jersey Central Power & Light Co.
7.350%, 02/01/19 (f)	2,335,000	$2,778,788
MidAmerican Energy Holdings Co.
6.500%, 09/15/37	4,650,000	5,750,646
Oncor Electric Delivery Co. LLC
4.100%, 06/01/22	961,000	1,006,851
5.300%, 06/01/42	1,475,000	1,640,486
Pacific Gas & Electric Co.
4.750%, 02/15/44 (f)	1,397,000	1,413,482
PacifiCorp
3.600%, 04/01/24 (f)	9,680,000	9,789,791
4.100%, 02/01/42	2,700,000	2,580,606
5.750%, 04/01/37	2,600,000	3,123,123
PG&E Corp.
2.400%, 03/01/19	1,988,000	1,975,060
Progress Energy, Inc.
4.875%, 12/01/19	482,000	534,766
Southern Co. (The)
1.950%, 09/01/16	2,603,000	2,666,146
Virginia Electric and Power Co.
3.450%, 02/15/24	800,000	798,351

		74,738,499

Electronics—0.4%
Rexel S.A.
5.125%, 06/15/20 (EUR)	1,904,000	2,813,215
Thermo Fisher Scientific, Inc.
2.400%, 02/01/19	10,253,000	10,210,122
5.300%, 02/01/44	511,000	550,686
Trionista Holdco GmbH
5.000%, 04/30/20 (EUR)	306,000	440,784
Trionista TopCo GmbH
6.875%, 04/30/21 (EUR)	131,000	196,271

		14,211,078

Engineering & Construction—0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/22 (144A)	3,184,302	3,303,713

Entertainment—0.0%
Gala Group Finance plc
8.875%, 09/01/18 (GBP)	210,000	374,608
GLP Capital L.P. / GLP Financing II, Inc.
4.375%, 11/01/18 (144A)	264,000	270,930
4.875%, 11/01/20 (144A)	415,000	425,894

		1,071,432

Food—0.1%
Bakkavor Finance 2 plc
8.750%, 06/15/20 (GBP)	180,000	334,597
Mondelez International, Inc.
2.250%, 02/01/19 (f)	4,505,000	4,463,802

		4,798,399

Forest Products & Paper—0.3%
International Paper Co.
4.750%, 02/15/22 (f)	11,604,000	12,546,802

Healthcare-Products—0.2%
Boston Scientific Corp.
2.650%, 10/01/18 (f)	4,391,000	4,424,143
IDH Finance plc
6.000%, 12/01/18 (GBP)	209,000	362,372
Medtronic, Inc.
3.625%, 03/15/24 (f)	2,265,000	2,274,293
Ontex IV S.A.
9.000%, 04/15/19 (EUR)	240,000	359,838

		7,420,646

Healthcare-Services—0.8%
Aetna, Inc.
4.750%, 03/15/44 (f)	994,000	1,008,840
Coventry Health Care, Inc.
5.450%, 06/15/21	4,598,000	5,272,885
HCA, Inc.
7.250%, 09/15/20	8,300,000	8,974,375
Priory Group No. 3 plc
7.000%, 02/15/18 (GBP)	270,000	474,888
Tenet Healthcare Corp.
6.250%, 11/01/18	4,710,000	5,195,719
UnitedHealth Group, Inc.
3.375%, 11/15/21	1,560,000	1,580,417
WellPoint, Inc.
1.875%, 01/15/18	5,170,000	5,131,287
2.300%, 07/15/18	5,640,000	5,655,606

		33,294,017

Holding Companies-Diversified—0.0%
Odeon & UCI Finco plc
9.000%, 08/01/18 (GBP)	109,000	190,998

Home Furnishings—0.0%
DFS Furniture Holdings plc
7.625%, 08/15/18 (GBP)	215,000	385,320
Magnolia BC S.A.
9.000%, 08/01/20 (EUR)	100,000	144,309

		529,629

Household Products/Wares—0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
6.875%, 02/15/21 (f)	8,495,000	9,174,600
7.875%, 08/15/19	5,195,000	5,720,994

		14,895,594

Insurance—1.6%
American International Group, Inc.
3.375%, 08/15/20 (f)	6,820,000	6,962,483
3.800%, 03/22/17	9,900,000	10,592,010

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
American International Group, Inc.
4.125%, 02/15/24	3,964,000	$4,047,930
5.450%, 05/18/17	3,540,000	3,950,435
8.175%, 05/15/58 (b)	3,600,000	4,729,500
Genworth Financial, Inc.
7.625%, 09/24/21	3,220,000	3,966,682
Manulife Financial Corp.
3.400%, 09/17/15	1,510,000	1,565,132
Prudential Financial, Inc.
4.500%, 11/15/20	2,500,000	2,710,730
4.750%, 09/17/15 (f)	4,010,000	4,236,336
5.375%, 06/21/20	3,000,000	3,399,114
7.375%, 06/15/19	3,860,000	4,729,465
XL Group plc
6.500%, 04/15/17 (b)	7,400,000	7,279,750
XLIT, Ltd.
2.300%, 12/15/18	1,913,000	1,897,639
5.250%, 12/15/43 (f)	871,000	923,149

		60,990,355

Internet—0.0%
Cerved Group S.p.A.
8.000%, 01/15/21 (EUR)	230,000	349,388

Leisure Time—0.0%
Cirsa Funding Luxembourg S.A.
8.750%, 05/15/18 (EUR)	268,000	385,825

Lodging—0.3%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property
8.000%, 10/01/20 (144A) (f)	4,526,000	4,763,615
11.000%, 10/01/21 (144A) (f)	5,018,000	5,268,900

		10,032,515

Media—1.3%
CBS Corp.
4.625%, 05/15/18	1,525,000	1,658,369
5.750%, 04/15/20	770,000	874,617
8.875%, 05/15/19	2,705,000	3,468,045
Comcast Cable Communications LLC
8.500%, 05/01/27	2,400,000	3,342,732
Comcast Corp.
4.650%, 07/15/42	1,712,000	1,707,597
4.750%, 03/01/44 (f)	1,230,000	1,248,491
5.875%, 02/15/18	2,684,000	3,073,217
COX Communications, Inc.
8.375%, 03/01/39 (144A)	4,415,000	5,792,118
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, 03/15/22 (f)	2,555,000	2,528,272
4.600%, 02/15/21	2,120,000	2,236,733
5.000%, 03/01/21	2,680,000	2,881,464
5.150%, 03/15/42	3,735,000	3,531,035

Media—(Continued)
NBCUniversal Enterprise, Inc.
5.250%, 03/29/49 (144A)	4,100,000	4,141,000
NBCUniversal Media LLC
4.375%, 04/01/21	1,990,000	2,159,602
4.450%, 01/15/43	3,594,000	3,477,008
5.150%, 04/30/20	6,628,000	7,487,890
Unitymedia Kabel BW GmbH
9.500%, 03/15/21 (EUR)	270,000	429,546

		50,037,736

Metal Fabricate/Hardware—0.0%
Eco-Bat Finance plc
7.750%, 02/15/17 (EUR)	230,000	328,900

Mining—0.5%
BHP Billiton Finance USA, Ltd.
3.850%, 09/30/23	2,924,000	2,995,486
5.000%, 09/30/43	1,626,000	1,720,604
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/23 (f)	3,220,000	3,078,877
Novelis, Inc.
8.750%, 12/15/20 (f)	7,985,000	8,923,238
Rio Tinto Finance USA plc
2.875%, 08/21/22 (f)	2,652,000	2,524,160

		19,242,365

Miscellaneous Manufacturing—0.1%
GCL Holdings SCA
9.375%, 04/15/18 (EUR)	220,000	325,751
General Electric Co.
4.500%, 03/11/44	2,640,000	2,680,954

		3,006,705

Oil & Gas—3.8%
Apache Corp.
4.250%, 01/15/44 (f)	2,555,000	2,396,424
4.750%, 04/15/43	1,490,000	1,497,864
BP Capital Markets plc
2.237%, 05/10/19 (f)	7,385,000	7,341,059
2.750%, 05/10/23 (f)	5,810,000	5,449,135
3.245%, 05/06/22	2,970,000	2,945,004
3.814%, 02/10/24 (f)	4,430,000	4,469,617
EOG Resources, Inc.
2.450%, 04/01/20 (f)	6,525,000	6,499,128
Exxon Mobil Corp.
1.819%, 03/15/19 (f)	11,260,000	11,179,367
Husky Energy, Inc.
4.000%, 04/15/24	3,205,000	3,259,408
Kerr-McGee Corp.
6.950%, 07/01/24	3,399,000	4,121,593
Laredo Petroleum, Inc.
7.375%, 05/01/22 (f)	3,500,000	3,885,000
Linn Energy LLC/Linn Energy Finance Corp.
7.250%, 11/01/19 (144A) (f)	4,115,000	4,289,888

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
MEG Energy Corp.
6.500%, 03/15/21 (144A)	8,548,000	$8,996,770
Murphy Oil Corp.
2.500%, 12/01/17	6,472,000	6,578,976
Nexen Energy ULC
5.875%, 03/10/35	280,000	305,583
Noble Energy, Inc.
5.250%, 11/15/43 (f)	4,025,000	4,201,054
6.000%, 03/01/41	3,290,000	3,759,730
8.250%, 03/01/19	3,001,000	3,736,869
Petrobras Global Finance B.V.
6.250%, 03/17/24 (f)	9,900,000	10,199,584
Petrobras International Finance Co.
3.875%, 01/27/16	8,145,000	8,364,418
Petroleos Mexicanos
3.500%, 01/30/23 (f)	3,295,000	3,100,595
Range Resources Corp.
5.750%, 06/01/21 (f)	135,000	144,619
Shell International Finance B.V.
2.000%, 11/15/18	6,640,000	6,659,940
4.550%, 08/12/43	5,885,000	6,082,718
Statoil ASA
2.900%, 11/08/20	7,535,000	7,601,964
Total Capital International S.A.
3.700%, 01/15/24	2,970,000	3,025,058
Transocean, Inc.
6.000%, 03/15/18	12,229,000	13,599,492
6.500%, 11/15/20	4,265,000	4,789,284
6.800%, 03/15/38	2,495,000	2,691,499

		151,171,640

Oil & Gas Services—0.1%
Schlumberger Investment S.A.
3.650%, 12/01/23 (f)	2,451,000	2,485,986

Packaging & Containers—0.0%
Ardagh Glass Finance plc
8.750%, 02/01/20 (EUR)	133,000	196,969
Ardagh Packaging Finance plc
9.250%, 10/15/20 (EUR)	109,000	167,433

		364,402

Pharmaceuticals—0.5%
AbbVie, Inc.
4.400%, 11/06/42	4,570,000	4,470,781
Actavis, Inc.
3.250%, 10/01/22 (f)	4,755,000	4,558,490
4.625%, 10/01/42 (f)	4,570,000	4,367,229
Bristol-Myers Squibb Co.
4.500%, 03/01/44	5,231,000	5,259,729
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21 (f)	2,000,000	2,003,324

		20,659,553

Pipelines—0.8%
Energy Transfer Partners L.P.
5.950%, 10/01/43	2,760,000	2,970,061
Kinder Morgan Energy Partners L.P.
3.500%, 03/01/21 (f)	855,000	851,626
4.150%, 02/01/24 (f)	10,585,000	10,521,680
TransCanada PipeLines, Ltd.
3.750%, 10/16/23 (f)	2,865,000	2,886,854
4.625%, 03/01/34	2,510,000	2,565,484
Western Gas Partners L.P.
5.375%, 06/01/21	4,913,000	5,386,633
Williams Cos., Inc. (The)
3.700%, 01/15/23 (f)	3,090,000	2,804,126
7.875%, 09/01/21	2,186,000	2,597,259
Williams Partners L.P.
5.400%, 03/04/44	2,321,000	2,381,643

		32,965,366

Real Estate—0.1%
Realogy Group LLC
7.875%, 02/15/19 (144A)	4,118,000	4,442,292

Real Estate Investment Trusts—0.2%
ARC Properties Operating Partnership L.P./ Clark Acquisition LLC
3.000%, 02/06/19 (144A)	4,745,000	4,723,382
Ventas Realty L.P. / Ventas Capital Corp.
2.700%, 04/01/20	1,454,000	1,415,287

		6,138,669

Retail—0.2%
CVS Caremark Corp.
5.300%, 12/05/43	929,000	1,025,453
Enterprise Inns plc
6.500%, 12/06/18 (GBP)	296,000	519,384
House of Fraser Funding plc
8.875%, 08/15/18 (GBP)	278,000	502,863
QVC, Inc.
7.500%, 10/01/19 (144A)	4,045,000	4,304,078
Unique Pub Finance Co. plc (The)
5.659%, 06/30/27 (GBP)	193,431	324,510
Wal-Mart Stores, Inc.
4.000%, 04/11/43	3,337,000	3,105,909

		9,782,197

Software—0.0%
First Data Corp.
7.375%, 06/15/19 (144A)	1,245,000	1,338,375

Storage/Warehousing—0.0%
Algeco Scotsman Global Finance plc
9.000%, 10/15/18 (EUR)	230,000	345,434

Telecommunications—2.8%
America Movil S.A.B. de C.V.
2.375%, 09/08/16	7,975,000	8,206,275

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc.
2.300%, 03/11/19 (f)	7,045,000	$7,008,570
3.900%, 03/11/24 (f)	7,045,000	7,025,070
Cisco Systems, Inc.
2.125%, 03/01/19	3,935,000	3,917,395
Intelsat Jackson Holdings S.A.
7.250%, 04/01/19 (f)	4,886,000	5,252,450
Level 3 Financing, Inc.
8.125%, 07/01/19	5,270,000	5,783,825
MetroPCS Wireless, Inc.
7.875%, 09/01/18 (f)	270,000	286,875
Phones4u Finance plc
9.500%, 04/01/18 (GBP)	190,000	332,596
Sprint Communications, Inc.
9.000%, 11/15/18 (144A)	10,180,000	12,445,050
Sprint Corp.
7.875%, 09/15/23 (144A) (f)	3,535,000	3,888,500
T-Mobile USA, Inc.
6.633%, 04/28/21 (f)	1,345,000	1,445,875
6.731%, 04/28/22	1,295,000	1,387,269
6.836%, 04/28/23 (f)	410,000	439,725
Telenet Finance V Luxembourg SCA
6.750%, 08/15/24 (EUR)	320,000	487,137
Verizon Communications, Inc.
3.450%, 03/15/21	3,220,000	3,264,085
3.650%, 09/14/18	7,750,000	8,250,123
3.850%, 11/01/42	14,827,000	12,413,817
4.500%, 09/15/20 (f)	3,340,000	3,627,383
6.550%, 09/15/43	18,402,000	22,394,038
Virgin Media Secured Finance plc
6.000%, 04/15/21 (GBP)	240,000	423,123

		108,279,181

Transportation—0.3%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	1,750,000	1,651,685
3.750%, 04/01/24 (f)	847,000	849,447
FedEx Corp.
4.900%, 01/15/34	5,225,000	5,367,721
5.100%, 01/15/44	3,790,000	3,928,365
Gategroup Finance Luxembourg S.A.
6.750%, 03/01/19 (EUR)	230,000	342,240

		12,139,458

Total Corporate Bonds & Notes (Cost $1,039,537,093)		1,060,987,386

Asset-Backed Securities—19.9%

Asset-Backed - Automobile—7.2%
American Credit Acceptance Receivables Trust
1.140%, 03/12/18 (144A)	4,868,544	4,869,887
AmeriCredit Automobile Receivables Trust
1.520%, 01/08/19	1,595,000	1,586,430

Asset-Backed - Automobile—(Continued)
AmeriCredit Automobile Receivables Trust
1.660%, 09/10/18	1,400,000	1,404,613
1.680%, 07/08/19	3,191,000	3,181,255
1.690%, 11/08/18	5,942,000	5,975,537
2.290%, 11/08/19	845,000	848,474
2.420%, 05/08/18	3,450,000	3,536,243
2.640%, 10/10/17	3,470,000	3,566,001
2.720%, 09/09/19	860,000	879,808
3.310%, 10/08/19	2,010,000	2,074,207
3.440%, 10/08/17	5,300,000	5,468,937
AUTO ABS SRL
2.800%, 04/27/25 (EUR)	3,469,277	4,820,962
Capital Auto Receivables Asset Trust
1.740%, 10/22/18	6,080,000	6,037,580
Chesapeake Funding LLC
1.756%, 11/07/23 (144A) (b)	3,230,000	3,270,204
2.156%, 11/07/23 (144A) (b)	2,075,000	2,100,757
Chrysler Capital Auto Receivables Trust
0.560%, 12/15/16 (144A)	5,250,000	5,255,308
0.850%, 05/15/18 (144A)	4,595,000	4,608,523
1.270%, 03/15/19 (144A)	3,175,000	3,174,349
1.760%, 08/15/19 (144A)	1,670,000	1,661,435
1.780%, 06/17/19 (144A)	1,455,000	1,453,746
2.240%, 09/16/19 (144A)	1,515,000	1,511,272
2.280%, 11/15/19 (144A)	2,150,000	2,138,734
2.890%, 10/15/20 (144A)	1,485,000	1,497,244
Credit Acceptance Auto Loan Trust
1.210%, 10/15/20 (144A)	2,740,000	2,741,181
1.500%, 04/15/21 (144A)	2,870,000	2,879,818
1.520%, 03/16/20 (144A)	4,950,000	4,976,379
1.830%, 04/15/21 (144A)	2,350,000	2,360,347
2.200%, 09/16/19 (144A)	10,500,000	10,559,608
DT Auto Owner Trust
1.430%, 03/15/18 (144A)	2,895,000	2,899,765
2.720%, 04/17/17 (144A)	200,000	201,169
3.380%, 10/16/17 (144A)	1,427,482	1,431,208
3.500%, 04/17/17 (144A)	467,664	468,122
4.940%, 07/16/18 (144A)	4,500,000	4,608,297
Hyundai Auto Receivables Trust
2.610%, 05/15/18	5,570,000	5,738,855
Prestige Auto Receivables Trust
0.970%, 03/15/18 (144A)	5,020,000	5,019,548
1.090%, 02/15/18 (144A)	6,548,829	6,561,115
1.330%, 05/15/19 (144A)	6,000,000	6,006,426
5.180%, 07/16/18 (144A)	3,900,000	4,005,799
Santander Drive Auto Receivables Trust
1.190%, 05/15/18	8,640,000	8,666,680
1.210%, 10/16/17 (144A)	10,680,000	10,711,623
1.330%, 05/15/17	4,230,000	4,253,337
1.480%, 05/15/17 (144A)	302,498	302,544
1.550%, 10/15/18	12,295,000	12,269,783
1.560%, 08/15/18	4,885,000	4,925,956
1.590%, 10/15/18	13,140,000	13,155,873
1.780%, 11/15/18 (144A)	19,900,000	19,967,660
1.890%, 10/15/19 (144A)	6,435,000	6,501,937
1.940%, 12/15/16	7,860,000	7,933,727

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Santander Drive Auto Receivables Trust
1.940%, 03/15/18	4,535,000	$4,585,234
2.250%, 06/17/19	5,820,000	5,880,412
2.360%, 04/15/20	5,765,000	5,814,677
2.700%, 08/15/18	2,330,000	2,398,560
2.720%, 05/16/16	2,410,000	2,426,357
2.940%, 12/15/17	2,600,000	2,678,494
3.010%, 04/16/18	10,710,000	11,017,259
3.120%, 10/15/19 (144A)	2,490,000	2,559,080
3.200%, 02/15/18	16,830,000	17,273,504
3.250%, 01/15/20	4,140,000	4,308,001
3.780%, 11/15/17	3,250,000	3,346,531
3.780%, 10/15/19 (144A)	1,625,000	1,691,479

		284,047,851

Asset-Backed - Credit Card—0.8%
CHLUPA Trust
3.326%, 08/15/20 (144A)	6,480,376	6,511,676
World Financial Network Credit Card Master Trust
2.150%, 04/17/23	13,085,000	12,864,426
2.230%, 08/15/22	10,290,000	10,301,556

		29,677,658

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust
0.434%, 10/25/35 (b)	5,115,958	4,759,416
Option One Mortgage Loan Trust
1.279%, 11/25/32 (b)	204,571	186,679

		4,946,095

Asset-Backed - Other—6.1%
ALM VIII, Ltd.
1.691%, 01/20/26 (144A) (b)	5,940,000	5,934,185
Apidos CDO
1.706%, 01/19/25 (144A) (b)	4,890,000	4,877,780
Battalion CLO, Ltd.
1.637%, 10/22/25 (144A) (b)	5,205,000	5,180,818
Benefit Street Partners CLO II, Ltd.
1.439%, 07/15/24 (144A) (b)	2,240,000	2,220,158
Carlyle Global Market Strategies CLO, Ltd.
1.627%, 01/20/25 (144A) (b)	7,820,000	7,798,800
Cavalary CLO II
2.238%, 01/17/24 (144A) (b)	8,510,000	8,409,216
Cent CLO 19, Ltd.
1.566%, 10/29/25 (144A) (b)	5,695,000	5,656,701
Chase Funding Trust
6.333%, 04/25/32	943,254	962,663
CT CDO IV, Ltd.
0.467%, 10/20/43 (144A) (b)	3,983,940	3,865,736
Dryden Senior Loan Fund
1.666%, 11/15/23 (144A)	4,250,000	4,240,654
First Franklin Mortgage Loan Trust
0.364%, 12/25/36 (b)	14,870,238	8,777,158

Asset-Backed - Other—(Continued)
Ford Credit Floorplan Master Owner Trust
2.090%, 09/15/16	4,405,000	4,429,113
2.860%, 01/15/19	1,125,000	1,166,538
3.500%, 01/15/19	1,980,000	2,081,766
GT Loan Financing I, Ltd.
1.505%, 10/28/24 (144A) (b)	5,670,000	5,616,708
HLSS Servicer Advance Receivables Backed Notes
1.147%, 05/16/44 (144A)	815,000	812,229
1.183%, 08/15/44 (144A)	8,215,000	8,210,892
1.287%, 09/15/44 (144A)	6,230,000	6,239,345
HLSS Servicer Advance Receivables Trust
1.244%, 01/17/45 (144A)	7,785,000	7,789,671
1.495%, 01/16/46 (144A)	13,660,000	13,632,680
1.990%, 10/15/45 (144A)	8,225,000	8,282,575
ING Investment Management Co.
1.686%, 01/18/26 (144A) (b)	6,925,000	6,907,563
1.769%, 10/15/22 (144A) (b)	3,395,000	3,395,923
JG Wentworth XXIII LLC
4.700%, 10/15/56 (144A)	2,430,687	2,623,801
JG Wentworth XXVI LLC
3.840%, 10/15/59 (144A)	4,854,682	4,862,236
JG Wentworth XXVII LLC
3.220%, 09/15/65 (144A)	2,604,853	2,510,276
KKR Financial CLO, Ltd.
1.389%, 07/15/25 (144A) (b)	4,895,000	4,812,867
Knollwood CDO, Ltd.
3.439%, 01/10/39 (144A) (b) (i)	740,900	7
Merrill Lynch First Franklin Mortgage Loan Trust
0.394%, 05/25/37 (b)	15,005,338	8,980,560
Northwoods Capital Corp. / Northwoods Capital, Ltd.
1.657%, 01/18/24 (144A) (b)	5,070,000	5,044,239
2.487%, 01/18/24 (144A) (b)	4,820,000	4,825,760
Octagon Investment Partners XVI, Ltd.
1.358%, 07/17/25 (144A) (b)	5,600,000	5,515,569
OHA Loan Funding, Ltd.
1.506%, 08/23/24 (144A) (b)	5,670,000	5,623,529
OZLM Funding IV, Ltd.
1.387%, 07/22/25 (144A) (b)	9,625,000	9,473,724
OZLM Funding, Ltd.
1.716%, 10/30/23 (144A) (b)	8,930,000	8,922,963
PFS Financing Corp.
1.255%, 02/15/18 (144A) (b)	4,230,000	4,246,357
Sound Point CLO, Ltd.
1.652%, 01/21/26 (144A) (b)	2,185,000	2,165,468
SpringCastle America Funding LLC
3.750%, 04/03/21 (144A)	13,452,990	13,593,797
4.000%, 12/03/24 (144A)	10,159,000	9,891,724
Vibrant CLO, Ltd.
1.718%, 07/17/24 (144A) (b)	16,240,000	16,198,117
2.638%, 07/17/24 (144A) (b)	3,060,000	3,068,749

		238,848,615

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—5.7%
Nelnet Student Loan Trust
0.346%, 08/23/27 (b)	1,190,000	$1,167,306
1.005%, 07/27/37 (144A) (b)	3,810,000	3,786,934
1.885%, 11/25/24 (b)	6,095,000	6,412,781
Scholar Funding Trust
0.803%, 01/30/45 (144A) (b)	15,487,164	15,395,623
1.135%, 10/28/43 (144A) (b)	1,784,304	1,789,524
SLC Private Student Loan Trust
0.409%, 07/15/36 (b)	10,195,000	10,091,031
SLM Private Credit Student Loan Trust
0.413%, 03/15/23 (b)	11,237,179	11,089,421
0.433%, 06/15/21 (b)	5,660,586	5,606,992
0.783%, 12/16/30 (b)	5,007,517	4,929,009
SLM Private Education Loan Trust
0.755%, 08/15/22 (144A) (b)	2,441,674	2,446,498
0.805%, 07/15/22 (144A) (b)	7,655,332	7,670,107
1.005%, 02/15/22 (144A) (b)	8,349,446	8,393,915
1.255%, 08/15/23 (144A) (b)	1,828,251	1,839,032
1.555%, 08/15/25 (144A) (b)	2,551,827	2,585,126
1.555%, 10/15/31 (144A) (b)	3,740,000	3,800,450
1.770%, 05/17/27 (144A)	3,985,000	3,910,309
1.850%, 06/17/30 (144A)	25,300,000	24,645,008
2.090%, 06/15/45 (144A)	4,455,000	4,444,237
2.405%, 06/16/42 (144A) (b)	1,980,000	2,093,569
2.500%, 03/15/47 (144A)	720,000	680,636
2.655%, 01/15/43 (144A) (b)	5,200,000	5,518,209
2.940%, 10/15/31 (144A)	7,000,000	7,130,074
2.950%, 02/15/46 (144A)	16,045,000	16,481,825
3.000%, 05/16/44 (144A)	970,000	926,718
3.310%, 10/15/46 (144A)	12,475,000	12,934,142
3.405%, 10/17/44 (144A) (b)	3,420,000	3,688,497
3.480%, 10/15/30 (144A)	870,000	904,092
3.740%, 02/15/29 (144A)	1,685,000	1,765,642
3.830%, 01/17/45 (144A)	8,460,000	8,882,738
4.540%, 10/17/44 (144A)	5,040,000	5,412,592
SLM Student Loan Trust
0.329%, 04/27/20 (b)	1,950,588	1,944,266
0.755%, 07/15/22 (144A) (b)	4,705,000	4,714,104
0.804%, 06/26/28 (b)	9,620,000	9,658,345
0.983%, 12/15/25 (144A) (b)	9,185,000	9,175,255
1.939%, 07/25/23 (b)	11,355,000	11,921,910

		223,835,917

Total Asset-Backed Securities (Cost $771,863,522)		781,356,136

Mortgage-Backed Securities—12.4%

Collateralized Mortgage Obligations—1.2%
Banc of America Alternative Loan Trust
5.500%, 10/25/35	3,294,603	2,994,218
Countrywide Alternative Loan Trust
0.347%, 03/20/47 (b)	3,437,935	2,683,628
5.500%, 11/25/35	2,404,383	2,173,752
5.500%, 04/25/37	1,814,300	1,482,339
6.500%, 09/25/37	12,959,128	10,536,069

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust
0.354%, 04/25/46 (b)	1,295,165	1,022,779
6.000%, 04/25/36	1,352,974	1,289,815
6.250%, 09/25/36	1,848,688	1,628,764
Credit Suisse Mortgage Capital Certificates
2.464%, 03/27/37 (144A) (b)	1,791,821	1,750,475
2.508%, 05/27/36 (144A) (b)	3,859,094	3,682,988
2.538%, 08/27/46 (144A) (b)	4,380,297	4,153,232
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.304%, 12/25/36 (b)	5,803,312	4,721,493
GSR Mortgage Loan Trust
6.000%, 07/25/37	2,161,851	1,966,976
JP Morgan Mortgage Trust
6.500%, 08/25/36	764,880	680,767
Merrill Lynch Mortgage Investors Trust
2.765%, 05/25/36 (b)	3,686,910	3,086,165
Structured Adjustable Rate Mortgage Loan Trust
3.980%, 04/25/47 (b)	2,534,272	2,022,240
Wells Fargo Mortgage Backed Securities Trust
2.615%, 07/25/36 (b)	1,750,630	1,755,439

		47,631,139

Commercial Mortgage-Backed Securities—11.2%
Banc of America Commercial Mortgage Trust
5.482%, 01/15/49 (b)	630,000	662,008
5.598%, 06/10/49 (b)	13,984,445	15,249,062
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.621%, 07/10/43	5,225,000	5,304,901
Banc of America Re-REMIC Trust
4.998%, 12/20/41 (144A) (b)	5,375,967	5,445,210
BB-UBS Trust
0.596%, 11/05/36 (144A) (b) (c)	85,480,000	4,720,975
Bear Stearns Commercial Mortgage Securities Trust
5.189%, 12/11/38	8,152,059	8,907,087
5.317%, 02/11/44	5,685,312	6,179,548
5.650%, 06/11/50 (b)	5,656,423	6,255,777
CD Mortgage Trust
6.116%, 11/15/44 (b)	661,500	739,593
Citigroup Commercial Mortgage Trust
1.302%, 09/10/46 (b) (c)	17,877,607	1,292,068
3.753%, 03/10/47	3,265,000	3,285,948
4.023%, 03/10/47	4,970,000	5,113,111
4.960%, 05/15/43 (b)	6,750,000	6,882,266
Commercial Mortgage Pass-Through Certificates
0.927%, 02/10/47 (b )(c)	76,161,414	4,051,026
1.367%, 02/10/47 (b) (c)	82,166,343	6,298,050
1.550%, 03/10/46 (b) (c)	66,652,793	4,940,972
1.603%, 03/10/46 (b) (c)	41,828,712	3,644,619

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates
1.672%, 10/13/28 (144A) (b)	7,400,000	$7,444,888
1.794%, 01/10/46 (b) (c)	118,478,722	11,105,959
2.224%, 05/15/45 (b) (c)	26,765,452	3,120,316
3.367%, 02/10/28 (144A)	5,610,000	5,458,575
3.400%, 10/05/30 (144A)	4,845,000	4,599,310
3.961%, 03/10/47	3,570,000	3,662,631
4.619%, 02/10/47 (b)	3,405,000	3,554,074
4.715%, 10/10/46 (b)	1,565,000	1,668,700
4.797%, 08/10/46 (144A) (b)	2,270,000	2,385,459
5.167%, 06/10/44 (b)	7,050,000	7,410,713
5.347%, 12/10/46	5,320,000	5,821,309
5.543%, 12/11/49 (144A) (b)	2,690,000	2,887,895
Credit Suisse Commercial Mortgage Trust
5.448%, 01/15/49 (b)	5,729	5,691
Credit Suisse First Boston Mortgage Securities Corp.
4.771%, 07/15/37	1,090,000	1,117,149
Credit Suisse Mortgage Capital Certificates
0.425%, 04/15/22 (144A) (b)	4,010,000	3,927,342
DBRR Trust
1.636%, 12/18/49 (144A) (b)	4,319,491	4,332,989
5.724%, 06/17/49 (144A) (b)	3,160,000	3,402,903
Del Coronado Trust
5.155%, 03/15/18 (144A) (b)	4,330,000	4,342,124
Extended Stay America Trust
2.675%, 12/05/31 (144A)	3,210,000	3,179,964
2.958%, 12/05/31 (144A)	4,640,000	4,603,595
FREMF Mortgage Trust
3.165%, 04/25/46 (144A) (b)	665,000	644,434
3.562%, 08/25/45 (144A) (b)	4,535,000	4,540,419
3.656%, 10/25/45 (144A) (b)	3,440,000	3,304,832
3.741%, 04/25/45 (144A) (b)	3,990,000	3,922,082
4.024%, 11/25/44 (144A) (b)	769,500	770,074
GE Capital Commercial Mortgage Corp.
4.578%, 06/10/48	1,656,425	1,665,574
Greenwich Capital Commercial Mortgage Trust
5.867%, 12/10/49 (b)	3,255,000	3,576,158
6.025%, 12/10/49 (b)	1,079,000	1,088,095
GS Mortgage Securities Corp. II
1.758%, 02/10/46 (b) (c)	108,161,471	11,216,128
3.249%, 11/08/29 (144A) (b) (c)	59,510,000	2,289,082
3.436%, 12/10/27 (144A) (b)	9,462,358	8,361,848
GS Mortgage Securities Corp. Trust
3.633%, 06/05/31 (144A)	965,000	977,378
GS Mortgage Securities Trust
1.231%, 04/10/47 (c)	11,455,000	922,094
5.622%, 11/10/39	990,000	980,225
Hilton USA Trust
1.668%, 11/05/30 (144A) (b) (c)	64,000,000	796,544
4.407%, 11/05/30	2,790,000	2,838,172
4.453%, 11/05/30 (144A) (b)	7,860,000	7,953,518

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.941%, 12/15/47 (b) (c)	9,911,187	1,010,168
4.158%, 01/12/39 (144A)	545,608	545,220
JP Morgan Chase Commercial Mortgage Securities Trust
0.587%, 04/15/46 (b) (c)	4,900,000	214,272
1.035%, 08/15/46 (b) (c)	75,569,787	3,701,257
1.179%, 02/15/47 (b) (c)	11,362,147	815,916
1.583%, 04/15/46 (b) (c)	27,811,030	2,607,340
2.003%, 06/15/45 (b) (c)	24,638,342	2,358,776
3.958%, 04/15/46 (b)	2,230,000	2,136,327
5.372%, 05/15/47	1,220,000	1,281,755
5.431%, 06/12/47 (b)	11,345,707	12,416,708
5.439%, 01/15/49	8,455,375	9,312,327
5.447%, 06/12/47	809,436	825,498
5.453%, 12/12/44 (b)	3,600,000	3,846,035
5.815%, 06/15/49 (b)	1,293,672	1,377,336
5.850%, 02/15/51 (b)	10,214,722	11,469,876
5.951%, 06/15/43 (144A)	8,060,000	9,244,788
LB Commercial Mortgage Trust
5.868%, 07/15/44 (b)	1,515,000	1,692,061
LB-UBS Commercial Mortgage Trust
5.205%, 04/15/30 (b)	3,610,000	3,733,621
6.150%, 09/15/45 (b)	2,580,000	2,941,321
Merrill Lynch Mortgage Trust
5.283%, 11/12/37 (b)	5,045,000	5,301,856
5.841%, 06/12/50 (b)	3,298,662	3,509,664
Morgan Stanley Bank of America Merrill Lynch Trust
1.253%, 11/15/46 (b) (c)	33,819,041	2,680,227
1.740%, 02/15/46 (b) (c)	24,912,392	2,402,800
4.897%, 11/15/46 (b)	2,028,000	2,079,130
Morgan Stanley Capital I Trust
2.662%, 03/15/45 (144A) (b) (c)	85,549	10,205
5.312%, 03/15/44	10,975,868	12,046,103
5.406%, 03/15/44	3,090,000	3,364,522
5.577%, 04/12/49 (b)	8,065,000	8,754,582
5.665%, 04/15/49 (b)	3,250,100	3,566,195
5.908%, 06/11/49 (b)	8,726,000	9,522,570
Morgan Stanley Capital I, Inc.
6.340%, 07/15/30 (144A) (b)	422,784	426,550
Morgan Stanley Re-REMIC Trust
Zero Coupon, 03/23/51 (144A) (j)	4,050,000	3,948,750
Zero Coupon, 07/17/56 (144A) (j)	3,321,232	3,292,171
1.000%, 03/27/51 (144A)	5,376,670	5,336,320
2.000%, 07/27/49 (144A)	4,650,239	4,661,865
2.500%, 03/23/51 (144A)	1,384,677	1,405,447
5.819%, 08/15/45 (144A) (b)	1,560,000	1,716,719
Motel 6 Trust
2.743%, 10/05/25 (144A)	3,135,000	3,149,484
RBSCF Trust
5.953%, 02/16/51 (144A) (b)	9,220,327	9,764,999
SCG Trust
1.555%, 11/15/26 (144A) (b)	5,285,000	5,293,752
2.105%, 11/15/26 (144A) (b)	3,290,000	3,291,145

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
STRIPs, Ltd.
1.500%, 12/25/44 (144A)	7,598,534	$7,522,549
Wachovia Bank Commercial Mortgage Trust
0.555%, 09/15/21 (144A) (b)	4,285,000	4,125,932
5.953%, 02/15/51 (b)	4,072,000	4,224,342
Wells Fargo Resecuritization Trust
1.750%, 08/20/21 (144A)	4,206,920	4,209,655
WF-RBS Commercial Mortgage Trust
0.710%, 08/15/46 (b) (c)	45,116,782	1,855,608
1.481%, 03/15/47 (b) (c)	27,775,456	2,532,344
1.515%, 03/15/48 (144A) (b) (c)	65,407,421	5,734,465
1.821%, 12/15/45 (144A) (b) (c)	42,709,671	4,489,000
3.037%, 03/15/45	6,910,000	6,695,071

		437,295,088

Total Mortgage-Backed Securities (Cost $492,547,074)		484,926,227

Foreign Government—2.1%

Sovereign—2.1%
Brazilian Government International Bond
4.250%, 01/07/25 (f)	16,506,000	15,969,555
Colombia Government International Bond
4.000%, 02/26/24 (f)	5,175,000	5,123,250
Hellenic Republic Government Bond
2.000%, 02/24/23 (EUR) (b)	3,730,000	4,027,660
Indonesia Government International Bonds
5.375%, 10/17/23 (144A)	7,195,000	7,464,812
5.875%, 01/15/24 (144A) (f)	3,190,000	3,425,263
Mexico Government International Bond
4.000%, 10/02/23	14,150,000	14,291,500
Peruvian Government International Bond
7.350%, 07/21/25	2,900,000	3,730,125
Poland Government International Bond
5.000%, 03/23/22	3,500,000	3,819,375
South Africa Government Bond
8.000%, 12/21/18 (ZAR)	146,925,000	14,051,378
South Africa Government International Bond
4.665%, 01/17/24 (f)	2,600,000	2,574,000
Turkey Government International Bond
5.750%, 03/22/24	9,100,000	9,413,950

Total Foreign Government (Cost $82,543,007)		83,890,868

Municipals—0.7%
Los Angeles Community College District
6.600%, 08/01/42	980,000	1,285,584
Metropolitan Transportation Authority Build America Bonds
6.814%, 11/15/40	1,005,000	1,296,852
Municipal Electric Authority of Georgia
6.637%, 04/01/57	850,000	962,668
New Jersey State Turnpike Authority
7.414%, 01/01/40	1,241,000	1,740,366
New York City Water & Sewer System
5.375%, 06/15/43	2,360,000	2,637,040
5.500%, 06/15/43	2,825,000	3,195,696
5.882%, 06/15/44	980,000	1,198,315
New York State Dormitory Authority Build America Bonds
5.389%, 03/15/40	950,000	1,081,366
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,635,000	1,704,193
State of California General Obligation Unlimited, Build America Bonds
7.600%, 11/01/40	4,580,000	6,445,388
State of Illinois
5.100%, 06/01/33	4,380,000	4,322,753
University of California
4.858%, 05/15/2112	915,000	864,346

Total Municipals (Cost $25,777,075)		26,734,567

Floating Rate Loans (b)—0.4%

Lodging—0.4%
Hilton Fort Lauderdale
Mezzanine Term Loan, 7.348%, 02/22/16 (k)	8,060,000	7,970,534
Motel 6 Trust
Mezzanine Term Loan, 10.000%, 10/15/17 (i)	7,202,977	7,509,103

Total Floating Rate Loans (Cost $15,235,331)		15,479,637

Preferred Stocks—0.3%

Capital Markets—0.1%
State Street Corp., 5.900%	66,045	1,709,905

Diversified Financial Services—0.2%
Citigroup Capital XIII, 7.875% (f)	272,339	7,554,684

Electric—0.0%
SCE Trust III, 5.750%	22,876	585,626

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. Series Z, 8.375%	70,000	770,000
Federal National Mortgage Association Series S, 8.250%	70,000	733,600

		1,503,600

Total Preferred Stocks (Cost $9,873,810)		11,353,815

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Purchased Options—0.1%

Security Description	Notional/ Contracts/ Shares	Value

Call Options—0.0%
1 Year Interest Rate Swap, Exercise Rate 11.85%, Expires 07/01/14 (Counterparty - JPMorgan Chase Bank N.A.) (BRL)	105,225,000	$82,594
2 Year Interest Rate Swap, Exercise Rate 12.00%, Expires 07/01/14 (Counterparty - Credit Suisse International) (BRL)	196,319,149	236,206
USD Currency, Strike Price BRL 2.39, Expires 04/10/14 (Counterparty - Goldman Sachs & Co.)	5,137,000	827
USD Currency, Strike Price ZAR 11.05, Expires 04/10/14 (Counterparty - Deutsche Bank AG)	5,140,000	1,912

		321,539

Put Options—0.1%
10 Year Interest Rate Swap, Exercise Rate 1.10%, Expires 06/05/14 (Counterparty - Barclays Bank plc) (JPY)	4,039,000,000	54,229
10 Year Interest Rate Swap, Exercise Rate 1.10%, Expires 06/06/14 (Counterparty - Barclays Bank plc) (JPY)	2,020,000,000	27,757
10 Year Interest Rate Swap, Exercise Rate 1.10%, Expires 06/09/14 (Counterparty - Bank of America N.A.) (JPY)	4,201,000,000	59,119
AUD Currency, Strike Price USD 0.825, Expires 04/10/14 (Counterparty - Citibank N.A.)	211,246,000	0
AUD Currency, Strike Price USD 0.865, Expires 04/10/14 (Counterparty - Deutsche Bank AG)	209,727,760	389
Eurodollar Midcurve 1 Year Futures @ 98.625, Expires 12/12/14	3,029	1,533,431

		1,674,925

Total Purchased Options (Cost $4,755,818)		1,996,464

Short-Term Investment—5.6%

Mutual Fund—5.6%
State Street Navigator Securities Lending MET Portfolio (l)	220,677,690	220,677,690

Total Short-Term Investment (Cost $220,677,690)		220,677,690

Total Investments—123.3% (Cost $4,832,843,076) (m)		4,839,406,607

Other assets and liabilities (net)—(23.3)%		(913,568,683)

Net Assets—100.0%		$3,925,837,924

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2014, the value of securities pledged amounted to $128,268,322.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $1,236,793.
(f)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $216,543,933 and the collateral received consisted of cash in the amount of $220,677,690 and non-cash collateral with a value of $2,872,793. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(g)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(h)	Illiquid security. As of March 31, 2014, these securities represent 0.0% of net assets.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $7,509,110, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Principal only security.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.2% of net assets.
(l)	Represents investment of cash collateral received from securities lending transactions.
(m)	As of March 31, 2014, the aggregate cost of investments was $4,832,843,076. The aggregate unrealized appreciation and depreciation of investments were $60,963,152 and $(54,399,621), respectively, resulting in net unrealized appreciation of $6,563,531.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $802,454,746, which is 20.4% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDI)—	Brazil Interbank Deposit Rate
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EMTN)—	Euro Medium-Term Note

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit
(ZAR)—	South African Rand

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd.	02/10/04	$740,900	$740,900	$7
Motel 6 Trust	07/11/12	7,202,977	7,202,977	7,509,103

				$7,509,110

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	21,710,000	Bank of America N.A.	06/18/14	USD	19,606,323	$421,949
BRL	9,708,050	Deutsche Bank AG	04/02/14	USD	4,180,000	98,559
BRL	9,896,150	Goldman Sachs & Co.	04/02/14	USD	4,373,023	(11,564)
BRL	188,100	UBS AG	04/02/14	USD	81,250	1,650
EUR	29,424,000	Citibank N.A.	04/22/14	USD	39,755,296	778,899
INR	1,150,385,580	UBS AG	06/18/14	USD	18,489,000	424,427
ZAR	55,529,758	BNP Paribas S.A.	06/18/14	USD	5,188,000	23,692

Contracts to Deliver
AUD	2,689,000	Westpac Banking Corp.	04/22/14	USD	2,484,695	$(5,658)
AUD	29,275,000	Bank of America N.A.	06/18/14	USD	26,046,377	(960,885)
BRL	9,708,050	Deutsche Bank AG	04/02/14	USD	4,289,903	11,344
BRL	9,896,150	Goldman Sachs & Co.	04/02/14	USD	4,180,000	(181,459)
BRL	188,100	UBS AG	04/02/14	USD	83,120	220
BRL	188,100	UBS AG	05/05/14	USD	80,616	(1,576)
CAD	20,789,300	Royal Bank of Scotland plc	06/18/14	USD	18,625,000	(145,936)
EUR	42,392,000	Barclays Bank plc	04/22/14	USD	57,637,647	(761,130)
GBP	3,203,000	Barclays Bank plc	04/22/14	USD	5,254,563	(84,507)
INR	562,764,950	Deutsche Bank AG	06/18/14	USD	9,185,000	(67,388)
JPY	1,010,884,056	BNP Paribas S.A.	06/18/14	USD	9,880,000	82,065
JPY	3,777,532,702	Credit Suisse International	06/18/14	USD	36,805,000	191,485
KRW	20,976,345,000	UBS AG	06/18/14	USD	19,500,000	(130,602)
ZAR	75,055,000	JPMorgan Chase Bank N.A.	04/22/14	USD	7,002,201	(105,055)
ZAR	25,046,000	JPMorgan Chase Bank N.A.	04/22/14	USD	2,321,752	(49,953)
ZAR	50,092,000	UBS AG	04/22/14	USD	4,650,462	(92,948)
ZAR	99,023,598	JPMorgan Chase Bank N.A.	06/18/14	USD	8,947,000	(346,764)

Cross Currency Contracts to Buy
EUR	4,940,000	Barclays Bank plc	06/18/14	HUF	1,556,511,008	(142,956)
PLN	29,510,365	Credit Suisse International	06/18/14	EUR	6,940,000	152,260

Net Unrealized Depreciation						$(901,831)

Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Proceeds	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	$(7,600,000)	$(7,596,437)	$(7,594,063)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(20,400,000)	(21,665,438)	(21,569,016)

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Forward Sale Commitments—(Continued)

Security Description	Interest Rate	Maturity	Face Amount	Proceeds	Value
Fannie Mae 15 Yr. Pool	3.500%	TBA	$(40,800,000)	$(42,926,969)	$(42,776,250)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(10,900,000)	(11,898,031)	(11,883,555)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(27,705,000)	(26,670,391)	(26,739,653)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(27,100,000)	(28,895,172)	(28,908,079)
Fannie Mae 30 Yr. Pool	3.500%	TBA	(20,475,000)	(20,602,969)	(20,596,570)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(18,400,000)	(17,733,000)	(17,733,719)
Ginnie Mae I 30 Yr. Pool	3.500%	TBA	(20,000,000)	(20,425,000)	(20,403,124)
Ginnie Mae II 30 Yr. Pool	5.000%	TBA	(1,200,000)	(1,311,187)	(1,308,187)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(4,700,000)	(4,944,547)	(4,938,672)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(38,500,000)	(41,646,172)	(41,501,799)

				$(246,315,313)	$(245,952,687)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/19/14	931	USD	123,527,381	$499,276
U.S. Treasury Note 2 Year Futures	06/30/14	964	USD	211,943,024	(284,774)
U.S. Treasury Note 5 Year Futures	06/30/14	40	USD	4,758,451	(326)
U.S. Treasury Ultra Long Bond Futures	06/19/14	774	USD	110,086,335	1,732,477

Futures Contracts—Short
90 Day Euro Dollar Futures	12/14/15	(241)	USD	(59,625,125)	71,012
Euro Bund Futures	06/06/14	(14)	EUR	(1,999,340)	(10,994)
U.S. Treasury Note 10 Year Futures	06/19/14	(2,338)	USD	(290,325,242)	1,582,242

Net Unrealized Appreciation					$3,588,913

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Put - AUD vs USD	$0.825	Deutsche Bank AG	04/10/14	$(211,246,000)	$(597,734)	$—	$597,734

Interest Rate Swaptions	Exercise Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Year Interest Rate Swap	1.400%	Barclays Bank plc	6-Month JPY-LIBOR	Pay	06/06/14	JPY	(2,020,000,000)	$(49,574)	$(8,357)	$41,217
Put - OTC - 10 Year Interest Rate Swap	1.400%	Barclays Bank plc	6-Month JPY-LIBOR	Pay	06/05/14	JPY	(4,039,000,000)	(87,352)	(16,099)	71,253
Put - OTC - 10 Year Interest Rate Swap	1.400%	Bank of America N.A.	6-Month JPY-LIBOR	Pay	06/09/14	JPY	(4,201,000,000)	(127,998)	(18,031)	109,967
Put - OTC - 1 Year Interest Rate Swap	12.750%	JPMorgan Chase Bank N.A.	BRL CDI	Pay	07/01/14	BRL	(124,530,000)	(58,939)	(248,017)	(189,078)

Totals								$(323,863)	$(290,504)	$33,359

Options on Exchange-Traded Futures Contracts	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Depreciation
Put - Eurodollar Midcurve 3 Year Futures	$96.375	12/12/14	(1,500)	$(529,006)	$(646,875)	$(117,869)

MSF-32

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Merrill Lynch & Co., Inc.	(0.05%)	3/31/14	04/01/14	USD	4,968,750	$4,968,750
BNP Paribas S.A.	(0.08%)	3/31/14	04/01/14	USD	14,162,275	14,162,275
Deutsche Bank Securities	(0.03%)	3/31/14	04/01/14	USD	108,992,300	108,992,300

Total						$128,123,325

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month WIBOR	3.275%	03/26/16	JPMorgan Chase Bank N.A.	PLN	69,505,000	$(6,585)	$—	$(6,585)
Receive	3-Month USD-LIBOR	1.758%	06/25/22	JPMorgan Chase Bank N.A.	USD	18,000,000	1,143,245	—	1,143,245
Pay	6-Month EURIBOR	2.800%	11/10/41	Bank of America N.A.	EUR	8,300,000	833,721	—	833,721
Receive	6-Month EURIBOR	2.783%	11/10/41	Deutsche Bank AG	EUR	8,300,000	(792,306)	—	(792,306)
Pay	BRL CDI	11.766%	01/04/16	Deutsche Bank AG	BRL	34,039,870	(40,293)	—	(40,293)
Pay	MXN TIIE	4.740%	02/08/16	Credit Suisse International	MXN	142,164,855	18,287	—	18,287
Pay	MXN TIIE	4.735%	02/08/16	Deutsche Bank AG	MXN	197,007,816	24,622	—	24,622
Pay	MXN TIIE	4.710%	02/10/16	Deutsche Bank AG	MXN	337,217,786	34,650	—	34,650
Pay	MXN TIIE	4.740%	03/17/16	Bank of America N.A.	MXN	296,480,000	15,910	—	15,910
Pay	MXN TIIE	6.830%	11/03/23	JPMorgan Chase Bank N.A.	MXN	74,615,000	119,239	—	119,239

Totals							$1,350,490	$—	$1,350,490

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.648%	11/26/16	USD	14,540,000	$74,510
Receive	3-Month USD-LIBOR	1.701%	08/31/18	USD	227,405,000	(148,742)
Receive	3-Month USD-LIBOR	2.820%	11/18/23	USD	4,575,000	(8,171)
Receive	6-Month JPY-LIBOR	0.815%	11/25/23	JPY	1,963,365,000	(42,610)
Receive	6-Month JPY-LIBOR	0.789%	11/28/23	JPY	2,141,850,000	5,288

Total						$(119,725)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey 11.875%, due 01/15/30	1.000%	06/20/19	Barclays Bank plc	2.141%	USD	3,200,000	$(176,093)	$(191,465)	$15,372
Barrick Gold Corp. 5.800%, due 11/15/34	1.000%	06/20/21	Credit Suisse International	2.403%	USD	3,645,000	(321,336)	(310,266)	(11,070)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	03/20/19	Barclays Bank plc	1.566%	USD	5,321,180	(141,699)	(105,117)	(36,582)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	03/20/19	JPMorgan Chase Bank N.A.	1.566%	USD	4,555,000	(121,296)	(117,546)	(3,750)

Totals							$(760,424)	$(724,394)	$(36,030)

MSF-33

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

OTC Credit Default Swaps on credit indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Markit CDX Emerging Markets Index, Series 21, Version 1	5.000%	06/20/19	Bank of America N.A.	2.959%	USD	10,399,000	$990,643	$868,317	$122,326
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 2	0.500%	03/15/49	Deutsche Bank AG	N/A	USD	7,025,000	(112,517)	(1,031,894)	919,377
Markit CMBX North America AAA-Rated Index, AM Tranche, Version 4	0.500%	02/17/51	Deutsche Bank AG	N/A	USD	2,370,000	(131,822)	(359,977)	228,155

Totals							$746,304	$(523,554)	$1,269,858

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDI)—	Brazil InterBank Deposit Rate
(CAD)—	Canadian Dollar
(EUR)—	Euro
(EURIBOR)—	Euro Interbank Offered Rate
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(TIIE)—	InterBank Equilibrium Interest Rate
(USD)—	United States Dollar
(WIBOR)—	Warsaw Interbank Offered Rate
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

MSF-34

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,152,003,817	$—	$2,152,003,817
Total Corporate Bonds & Notes*	—	1,060,987,386	—	1,060,987,386
Total Asset-Backed Securities*	—	781,356,136	—	781,356,136
Total Mortgage-Backed Securities*	—	484,926,227	—	484,926,227
Total Foreign Government*	—	83,890,868	—	83,890,868
Total Municipals	—	26,734,567	—	26,734,567
Floating Rate Loans*	—	7,509,103	7,970,534	15,479,637
Total Preferred Stocks*	11,353,815	—	—	11,353,815
Purchased Options
Call Options	—	321,539	—	321,539
Put Options	1,533,431	141,494	—	1,674,925
Total Purchased Options	1,533,431	463,033	—	1,996,464
Total Short-Term Investment*	220,677,690	—	—	220,677,690
Total Investments	$233,564,936	$4,597,871,137	$7,970,534	$4,839,406,607

Collateral for securities loaned (Liability)	$—	$(220,677,690)	$—	$(220,677,690)
Forward Sales Commitments	$—	$(245,952,687)	$—	$(245,952,687)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,186,550	$—	$2,186,550
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,088,381)	—	(3,088,381)
Total Forward Contracts	$—	$(901,831)	$—	$(901,831)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,885,007	$—	$—	$3,885,007
Futures Contracts (Unrealized Depreciation)	(296,094)	—	—	(296,094)
Total Futures Contracts	$3,588,913	$—	$—	$3,588,913
Written Options
Foreign Currency Written Options at Value	$—	$0	$—	$0
Interest Rate Swaptions at Value	—	(290,504)	—	(290,504)
Options on Exchange-Traded Futures Contracts at Value	(646,875)	—	—	(646,875)
Total Written Options	$(646,875)	$(290,504)	$—	$(937,379)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$79,798	$—	$79,798
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(199,523)	—	(199,523)
Total Centrally Cleared Swap Contracts	$—	$(119,725)	$—	$(119,725)

MSF-35

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,180,317	$—	$3,180,317
OTC Swap Contracts at Value (Liabilities)	—	(1,843,947)	—	(1,843,947)
Total OTC Swap Contracts	$—	$1,336,370	$—	$1,336,370
Total Reverse Repurchase Agreements (Liability)	$—	$(128,123,325)	$—	$(128,123,325)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discount/ (Premium)	Change in Unrealized Depreciation	Transfers in to Level 3	Balance as of March 31, 2014	Change in Unrealized Depreciation from investments still held at March 31, 2014
Floating Rate Loans	$—	$3,596	$(93,062)	$8,060,000	$7,970,534	$(93,062)

Total	$—	$3,596	$(93,062)	$8,060,000	$7,970,534	$(93,062)

Floating rate loans in the amount of $8,060,000 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MSF-36

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.9%
Precision Castparts Corp.	222,791	$56,312,653
United Technologies Corp.	362,013	42,297,599

		98,610,252

Airlines—0.8%
American Airlines Group, Inc. (a)	447,634	16,383,404

Auto Components—1.5%
Delphi Automotive plc	455,456	30,907,244

Biotechnology—6.3%
Gilead Sciences, Inc. (a)	822,807	58,304,104
Regeneron Pharmaceuticals, Inc. (a)	94,267	28,306,495
United Therapeutics Corp. (a)	420,760	39,564,063

		126,174,662

Chemicals—2.7%
Eastman Chemical Co.	272,776	23,516,019
Monsanto Co.	271,459	30,883,890

		54,399,909

Consumer Finance—1.0%
Discover Financial Services	335,845	19,542,821

Diversified Financial Services—2.6%
IntercontinentalExchange Group, Inc.	124,231	24,576,619
Moody’s Corp.	339,088	26,896,460

		51,473,079

Diversified Telecommunication Services—1.0%
Vivendi S.A.	748,276	20,874,547

Electrical Equipment—5.1%
Eaton Corp. plc	659,563	49,546,372
Emerson Electric Co.	410,447	27,417,860
Roper Industries, Inc.	114,794	15,326,147
SolarCity Corp. (a) (b)	160,056	10,022,707

		102,313,086

Energy Equipment & Services—1.6%
FMC Technologies, Inc. (a)	631,230	33,007,017

Food Products—1.0%
Mondelez International, Inc - Class A	567,370	19,602,633

Health Care Equipment & Supplies—1.1%
Intuitive Surgical, Inc. (a)	48,703	21,331,427

Hotels, Restaurants & Leisure—4.6%
Starbucks Corp.	629,215	46,171,797
Wynn Resorts, Ltd.	209,424	46,523,541

		92,695,338

Internet & Catalog Retail—7.6%
Amazon.com, Inc. (a)	192,838	$64,893,844
Expedia, Inc.	224,084	16,246,090
priceline.com, Inc. (a)	47,853	57,035,512
TripAdvisor, Inc. (a)	155,823	14,116,005

		152,291,451

Internet Software & Services—14.5%
AOL, Inc. (a)	391,810	17,149,524
eBay, Inc. (a)	352,290	19,460,500
Facebook, Inc. - Class A (a)	397,125	23,922,810
Google, Inc. - Class A (a)	89,997	100,302,556
LinkedIn Corp. - Class A (a)	189,215	34,993,422
Twitter, Inc. (a) (b)	259,939	12,131,353
Yahoo!, Inc. (a)	1,511,692	54,269,743
Yelp, Inc. (a)	375,923	28,919,756

		291,149,664

IT Services—7.1%
Alliance Data Systems Corp. (a) (b)	128,183	34,923,459
MasterCard, Inc. - Class A	381,693	28,512,467
Visa, Inc. - Class A	370,719	80,023,403

		143,459,329

Media—12.1%
Comcast Corp. - Class A	1,337,915	66,922,508
Liberty Global plc - Class A (a)	1,183,866	49,248,826
Time Warner, Inc.	682,113	44,562,442
Twenty-First Century Fox, Inc. - Class A	1,141,173	36,483,301
Walt Disney Co. (The)	590,954	47,317,687

		244,534,764

Oil, Gas & Consumable Fuels—1.9%
Concho Resources, Inc. (a)	155,090	18,998,525
Laredo Petroleum, Inc. (a) (b)	761,130	19,682,822

		38,681,347

Personal Products—1.2%
Estee Lauder Cos., Inc. (The) - Class A	355,009	23,743,002

Pharmaceuticals—5.8%
AbbVie, Inc.	962,578	49,476,509
Allergan, Inc.	149,501	18,553,074
Valeant Pharmaceuticals International, Inc. (a)	374,538	49,375,345

		117,404,928

Professional Services—0.8%
Verisk Analytics, Inc. - Class A (a)	257,375	15,432,205

Road & Rail—2.7%
Union Pacific Corp.	291,795	54,758,250

Software—3.4%
Autodesk, Inc. (a)	705,337	34,688,474
VMware, Inc. - Class A (a) (b)	318,359	34,389,139

		69,077,613

MSF-37

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—0.5%
Lumber Liquidators Holdings, Inc. (a) (b)	111,395	$10,448,851

Textiles, Apparel & Luxury Goods—2.1%
NIKE, Inc. - Class B	571,247	42,192,303

Wireless Telecommunication Services—2.5%
SoftBank Corp.	658,700	49,678,773

Total Common Stocks (Cost $1,629,539,694)		1,940,167,899

Preferred Stock—0.8%

Software—0.8%
Palantir Technologies, Inc. - Series I (a) (c) (d) (Cost $15,555,194)	2,537,552	15,555,194

Short-Term Investments—8.4%

Mutual Fund—5.2%
State Street Navigator Securities Lending MET Portfolio (e)	104,304,725	104,304,725

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $65,457,000 on 04/01/14, collateralized by $67,740,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $66,766,441.	65,457,000	65,457,000

Total Short-Term Investments (Cost $169,761,725)		169,761,725

Total Investments—105.6% (Cost $1,814,856,613) (f)		2,125,484,818
Other assets and liabilities (net)—(5.6)%		(113,256,289)

Net Assets—100.0%		$2,012,228,529

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $114,818,309 and the collateral received consisted of cash in the amount of $104,304,725 and non-cash collateral with a value of $14,972,780. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.8% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $15,555,194, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2014, the aggregate cost of investments was $1,814,856,613. The aggregate unrealized appreciation and depreciation of investments were $322,785,064 and $(12,156,859), respectively, resulting in net unrealized appreciation of $310,628,205.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series 1	02/07/14	2,537,552	$15,555,194	$15,555,194

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation
JPY	3,822,755,696	Royal Bank of Scotland plc	05/28/14	$37,386,437	$338,563

(JPY)—	Japanese Yen

MSF-38

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$98,610,252	$—	$—	$98,610,252
Airlines	16,383,404	—	—	16,383,404
Auto Components	30,907,244	—	—	30,907,244
Biotechnology	126,174,662	—	—	126,174,662
Chemicals	54,399,909	—	—	54,399,909
Consumer Finance	19,542,821	—	—	19,542,821
Diversified Financial Services	51,473,079	—	—	51,473,079
Diversified Telecommunication Services	—	20,874,547	—	20,874,547
Electrical Equipment	102,313,086	—	—	102,313,086
Energy Equipment & Services	33,007,017	—	—	33,007,017
Food Products	19,602,633	—	—	19,602,633
Health Care Equipment & Supplies	21,331,427	—	—	21,331,427
Hotels, Restaurants & Leisure	92,695,338	—	—	92,695,338
Internet & Catalog Retail	152,291,451	—	—	152,291,451
Internet Software & Services	291,149,664	—	—	291,149,664
IT Services	143,459,329	—	—	143,459,329
Media	244,534,764	—	—	244,534,764
Oil, Gas & Consumable Fuels	38,681,347	—	—	38,681,347
Personal Products	23,743,002	—	—	23,743,002
Pharmaceuticals	117,404,928	—	—	117,404,928
Professional Services	15,432,205	—	—	15,432,205
Road & Rail	54,758,250	—	—	54,758,250
Software	69,077,613	—	—	69,077,613
Specialty Retail	10,448,851	—	—	10,448,851
Textiles, Apparel & Luxury Goods	42,192,303	—	—	42,192,303
Wireless Telecommunication Services	—	49,678,773	—	49,678,773
Total Common Stocks	1,869,614,579	70,553,320	—	1,940,167,899
Total Preferred Stock*	—	—	15,555,194	15,555,194
Short-Term Investments
Mutual Fund	104,304,725	—	—	104,304,725
Repurchase Agreement	—	65,457,000	—	65,457,000
Total Short-Term Investments	104,304,725	65,457,000	—	169,761,725
Total Investments	$1,973,919,304	$136,010,320	$15,555,194	$2,125,484,818

Collateral for securities loaned (Liability)	$—	$(104,304,725)	$—	$(104,304,725)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$338,563	$—	$338,563

*	See Schedule of Investments for additional detailed categorizations.

MSF-39

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Purchases	Balance as of March 31, 2014	Change in Unrealized Appreciation/(Depreciation) from Investments still held at March 31, 2014
Preferred Stocks
Software	$—	$15,555,194	$15,555,194	$—

Total	$—	$15,555,194	$15,555,194	$—

MSF-40

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Honeywell International, Inc.	98,100	$9,099,756
Northrop Grumman Corp.	151,700	18,716,746
Raytheon Co.	256,975	25,386,560

		53,203,062

Airlines—0.5%
Delta Air Lines, Inc.	299,900	10,391,535

Auto Components—1.7%
Lear Corp.	292,700	24,504,844
TRW Automotive Holdings Corp. (a)	114,148	9,316,760

		33,821,604

Automobiles—1.7%
General Motors Co.	964,100	33,184,322

Banks—11.6%
Citigroup, Inc.	1,551,451	73,849,068
JPMorgan Chase & Co.	1,471,737	89,349,153
Regions Financial Corp.	1,624,321	18,046,206
Wells Fargo & Co.	1,020,900	50,779,566

		232,023,993

Capital Markets—1.1%
Morgan Stanley	521,200	16,245,804
State Street Corp.	78,900	5,487,495

		21,733,299

Chemicals—2.8%
Akzo Nobel NV (ADR) (b)	708,100	19,309,887
Ashland, Inc.	133,100	13,240,788
Cabot Corp.	43,900	2,592,734
Celanese Corp. - Series A	78,200	4,340,882
Huntsman Corp.	34,000	830,280
LyondellBasell Industries NV - Class A	177,800	15,813,532

		56,128,103

Communications Equipment—3.8%
Cisco Systems, Inc.	2,525,900	56,605,419
Telefonaktiebolaget LM Ericsson (ADR) (b)	1,502,600	20,029,658

		76,635,077

Consumer Finance—4.6%
Capital One Financial Corp.	619,300	47,785,188
Discover Financial Services	772,650	44,960,503

		92,745,691

Containers & Packaging—0.1%
Crown Holdings, Inc. (a)	68,300	3,055,742

Diversified Financial Services—1.4%
NASDAQ OMX Group, Inc. (The)	746,875	27,589,563

Diversified Telecommunication Services—0.1%
Verizon Communications, Inc.	25,400	1,208,278

Electric Utilities—0.6%
Edison International	221,310	12,528,359

Electronic Equipment, Instruments & Components—0.7%
Avnet, Inc.	114,300	5,318,379
Corning, Inc. (b)	449,300	9,354,426

		14,672,805

Energy Equipment & Services—0.2%
Halliburton Co.	77,500	4,563,975

Food & Staples Retailing—2.9%
CVS Caremark Corp.	150,150	11,240,229
Kroger Co. (The)	1,054,200	46,015,830

		57,256,059

Food Products—0.5%
ConAgra Foods, Inc.	300,800	9,333,824

Gas Utilities—0.7%
UGI Corp.	309,000	14,093,490

Health Care Equipment & Supplies—6.7%
Baxter International, Inc.	143,400	10,551,372
Hologic, Inc. (a)	370,200	7,959,300
Medtronic, Inc.	1,111,500	68,401,710
St. Jude Medical, Inc.	238,667	15,606,435
Zimmer Holdings, Inc.	334,400	31,627,552

		134,146,369

Health Care Providers & Services—1.1%
Express Scripts Holding Co. (a)	5,300	397,977
Quest Diagnostics, Inc. (b)	365,000	21,140,800

		21,538,777

Household Durables—1.2%
Newell Rubbermaid, Inc.	723,500	21,632,650
Tupperware Brands Corp. (b)	33,800	2,831,088

		24,463,738

Household Products—1.3%
Energizer Holdings, Inc.	268,000	26,998,320

Independent Power and Renewable Electricity Products—1.8%
AES Corp.	2,457,700	35,095,956

Industrial Conglomerates—0.1%
General Electric Co.	78,700	2,037,543

Insurance—9.3%
ACE, Ltd.	123,600	12,243,816
Aflac, Inc.	230,400	14,524,416

MSF-41

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Genworth Financial, Inc. - Class A (a)	1,867,200	$33,105,456
Hartford Financial Services Group, Inc. (The)	696,900	24,579,663
Lincoln National Corp.	583,700	29,576,079
Prudential Financial, Inc.	404,100	34,207,065
Travelers Cos., Inc. (The)	262,000	22,296,200
XL Group plc	531,100	16,596,875

		187,129,570

IT Services—1.9%
Total System Services, Inc.	112,700	3,427,207
Western Union Co. (The) (b)	1,057,700	17,303,972
Xerox Corp.	1,555,500	17,577,150

		38,308,329

Machinery—0.4%
Stanley Black & Decker, Inc.	90,100	7,319,724

Media—4.1%
CBS Outdoor Americas, Inc. (a)	75,100	2,196,675
Comcast Corp. - Special Class A	33,000	1,609,080
Interpublic Group of Cos., Inc. (The)	383,100	6,566,334
Time Warner, Inc.	412,300	26,935,559
Viacom, Inc. - Class B	527,800	44,857,722

		82,165,370

Metals & Mining—0.4%
Reliance Steel & Aluminum Co.	118,300	8,359,078
Steel Dynamics, Inc.	11,100	197,469

		8,556,547

Multi-Utilities—0.1%
PG&E Corp.	42,600	1,840,320

Multiline Retail—0.8%
Kohl’s Corp.	206,300	11,717,840
Macy’s, Inc.	58,100	3,444,749

		15,162,589

Oil, Gas & Consumable Fuels—14.8%
Apache Corp.	520,100	43,142,295
Cobalt International Energy, Inc. (a)	554,100	10,151,112
Exxon Mobil Corp.	260,825	25,477,386
Gulfport Energy Corp. (a)	333,500	23,738,530
Marathon Oil Corp.	2,002,800	71,139,456
Marathon Petroleum Corp.	367,826	32,015,575
Suncor Energy, Inc.	833,500	29,139,160
Total S.A. (ADR)	447,300	29,342,880
Valero Energy Corp.	617,600	32,794,560

		296,940,954

Pharmaceuticals—10.7%
AstraZeneca plc (ADR) (b)	596,100	38,674,968
Eli Lilly & Co.	769,725	45,306,014
Hospira, Inc. (a)	461,000	19,938,250

Pharmaceuticals—(Continued)
Johnson & Johnson	127,875	12,561,161
Pfizer, Inc.	2,251,875	72,330,225
Teva Pharmaceutical Industries, Ltd. (ADR)	473,400	25,014,456

		213,825,074

Real Estate Management & Development—0.8%
CBRE Group, Inc. - Class A (a)	161,300	4,424,459
Jones Lang LaSalle, Inc.	94,900	11,245,650

		15,670,109

Semiconductors & Semiconductor Equipment—1.2%
KLA-Tencor Corp.	112,700	7,792,078
Teradyne, Inc. (a) (b)	773,408	15,383,085

		23,175,163

Software—4.3%
Microsoft Corp.	1,353,100	55,463,569
Oracle Corp.	460,100	18,822,691
Symantec Corp.	639,400	12,768,818

		87,055,078

Specialty Retail—0.5%
GNC Holdings, Inc. - Class A	238,300	10,489,966

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	3,600	1,932,264

Wireless Telecommunication Services—0.5%
Telephone & Data Systems, Inc.	254,400	6,667,824
United States Cellular Corp.	83,200	3,412,032

		10,079,856

Total Common Stocks (Cost $1,791,482,765)		1,998,100,397

Convertible Preferred Stock—0.1%

Machinery—0.1%
Stanley Black & Decker, Inc. (b) (Cost $1,379,332)	13,600	1,467,984

Short-Term Investments—3.5%

Mutual Fund—3.3%
State Street Navigator Securities Lending MET Portfolio (c)	66,722,702	66,722,702

MSF-42

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $4,921,000 on 04/01/14, collateralized by $5,095,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $5,021,775.	4,921,000	$4,921,000

Total Short-Term Investments (Cost $71,643,702)		71,643,702

Total Investments—103.4% (Cost $1,864,505,799) (d)		2,071,212,083
Other assets and liabilities (net)—(3.4)%		(69,005,432)

Net Assets—100.0%		$2,002,206,651

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $65,676,696 and the collateral received consisted of cash in the amount of $66,722,702. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,864,505,799. The aggregate unrealized appreciation and depreciation of investments were $229,853,296 and $(23,147,012), respectively, resulting in net unrealized appreciation of $206,706,284.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,998,100,397	$—	$—	$1,998,100,397
Total Convertible Preferred Stock*	1,467,984	—	—	1,467,984
Short-Term Investments
Mutual Fund	66,722,702	—	—	66,722,702
Repurchase Agreement	—	4,921,000	—	4,921,000
Total Short-Term Investments	66,722,702	4,921,000	—	71,643,702
Total Investments	$2,066,291,083	$4,921,000	$—	$2,071,212,083

Collateral for securities loaned (Liability)	$—	$(66,722,702)	$—	$(66,722,702)

*	See Schedule of Investments for additional detailed categorizations.

MSF-43

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Certificate of Deposit—38.7% of Net Assets

Security Description	Principal Amount*	Value

Foreign Banks Yankee Dollar—33.7%
Bank of Montreal (Chicago)
0.225%, 09/05/14 (a)	10,000,000	$10,000,000
Bank of Nova Scotia (Houston)
0.204%, 10/07/14 (a)	18,000,000	18,000,000
0.270%, 08/08/14 (a)	5,000,000	5,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd. (NY)
0.210%, 05/28/14	12,000,000	12,000,000
0.245%, 08/27/14	20,000,000	19,999,590
BNP Paribas S.A. (NY)
0.284%, 05/09/14	7,000,000	7,000,000
0.300%, 08/04/14	8,000,000	8,000,000
0.650%, 06/03/14	11,750,000	11,758,195
Canadian Imperial Bank of Commerce (NY)
0.233%, 06/13/14 (a)	2,900,000	2,900,000
Credit Agricole CIB (NY)
0.120%, 04/01/14	55,000,000	55,000,000
Credit Suisse (NY)
0.260%, 04/22/14	14,000,000	14,000,000
0.307%, 06/06/14 (a)	5,000,000	5,000,000
Deutsche Bank AG (NY)
0.250%, 04/30/14 (a)	10,000,000	10,000,000
0.300%, 08/22/14 (a)	10,000,000	10,000,000
Mizuho Bank, Ltd. (NY)
0.200%, 06/23/14	10,000,000	10,000,000
0.220%, 05/21/14	10,000,000	10,000,000
National Australia Bank, Ltd. (NY)
0.237%, 08/13/14 (a)	5,000,000	5,000,000
0.237%, 08/08/14 (a)	8,000,000	8,000,331
National Bank of Canada (NY)
0.254%, 12/24/14 (a)	5,000,000	5,000,000
0.260%, 12/19/14	4,400,000	4,400,000
Natixis (NY)
0.277%, 06/04/14 (a)	10,000,000	9,999,564
Norinchukin Bank (NY)
0.100%, 04/02/14	28,000,000	28,000,000
Rabobank Nederland (NY)
0.268%, 09/16/14 (a)	29,000,000	29,000,000
0.276%, 02/03/15 (a)	15,000,000	15,000,000
0.350%, 01/12/15	14,000,000	14,000,000
Royal Bank of Canada (NY)
0.235%, 10/23/14	7,000,000	7,000,000
0.250%, 02/04/15 (a)	5,000,000	5,000,000
0.270%, 10/10/14 (a)	5,500,000	5,500,000
Skandinaviska Enskilda Banken (NY)
0.250%, 07/14/14	7,000,000	7,000,000
Societe Generale (NY)
0.290%, 05/02/14	4,700,000	4,700,000
0.326%, 06/04/14 (a)	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp. (NY)
0.220%, 06/10/14	19,000,000	19,000,000
Sumitomo Mitsui Trust Bank, Ltd. (NY)
0.220%, 04/04/14	10,000,000	10,000,000
Toronto Dominion Bank (NY)
0.225%, 07/24/14 (a)	8,000,000	8,000,000
0.240%, 09/04/14	10,000,000	10,000,000

Foreign Banks Yankee Dollar—(Continued)
Toronto Dominion Bank (NY)
0.250%, 08/12/14	12,000,000	12,000,000
0.250%, 10/08/14	3,000,000	3,000,000
Westpac Banking Corp. (NY)
0.224%, 10/08/14 (a)	10,000,000	10,000,000
0.233%, 08/28/14 (a)	7,000,000	7,000,000
0.280%, 04/15/14 (a)	14,500,000	14,500,000

		457,757,680

Domestic Banks—3.2%
Citibank N.A.
0.230%, 08/06/14	10,000,000	10,000,000
Wells Fargo Bank N.A.
0.224%, 11/26/14 (a)	12,000,000	12,000,000
0.240%, 03/13/15 (a)	7,000,000	7,000,000
0.250%, 09/09/14 (a)	5,000,000	5,000,447
0.250%, 02/12/15 (a)	5,000,000	5,000,000
0.250%, 02/17/15 (a)	5,000,000	5,000,000

		44,000,447

Foreign Banks Eurodollar—1.8%
Australia & New Zealand Banking Group, Ltd.
0.224%, 02/25/15	10,000,000	10,000,000
National Australia Bank, Ltd. (London)
0.255%, 10/23/14	14,000,000	14,000,000

		24,000,000

Total Certificate of Deposit (Cost $525,758,127)		525,758,127

Financial Company Commercial Paper (b)—24.3%
Bank of Tokyo Mitsubishi UFJ, Ltd. (NY)
0.101%, 04/03/14	15,000,000	14,999,917
BNP Paribas Finance, Inc.
0.203%, 04/14/14	8,000,000	7,999,422
0.213%, 05/06/14	4,000,000	3,999,183
0.325%, 06/10/14	5,000,000	4,996,889
0.335%, 06/06/14	8,000,000	7,995,160
BPCE S.A.
0.274%, 05/01/14	5,150,000	5,148,841
0.289%, 05/01/14	6,000,000	5,998,575
Commonwealth Bank of Australia
0.233%, 03/23/15 (144A)	10,000,000	10,000,000
0.235%, 05/15/14	10,000,000	10,000,000
0.235%, 11/20/14	3,000,000	3,000,000
0.237%, 05/02/14	8,000,000	8,000,000
Credit Suisse (NY)
0.183%, 04/24/14	5,500,000	5,499,368
HSBC Bank plc
0.233%, 10/30/14	13,000,000	13,000,000
0.245%, 10/22/14 (144A)	13,000,000	13,000,000
0.254%, 09/09/14 (144A)	6,000,000	6,000,000
0.257%, 09/11/14	7,000,000	7,000,000

MSF-44

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Financial Company Commercial Paper (b)—(Continued)

Security Description	Principal Amount*	Value
Macquarie Bank, Ltd.
0.284%, 08/19/14	5,000,000	$4,994,556
Mizuho Funding LLC
0.228%, 05/06/14	9,750,000	9,747,867
National Australia Funding Delaware, Inc.
0.224%, 03/10/15 (144A)	5,000,000	5,000,000
0.226%, 03/13/15	5,000,000	5,000,000
Nederlandse Waterschapsbank NV
0.206%, 08/13/14	10,000,000	10,000,000
0.236%, 11/03/14	8,000,000	8,000,000
0.275%, 07/28/14	2,000,000	2,000,131
0.276%, 07/30/14	2,000,000	2,000,133
Nordea Bank AB
0.218%, 08/26/14	10,000,000	9,991,221
0.244%, 08/12/14	15,000,000	14,986,700
NRW Bank
0.127%, 04/17/14	20,000,000	19,998,889
Skandinaviska Enskilda Banken AB
0.279%, 04/09/14	14,000,000	13,999,144
0.279%, 05/07/14	11,000,000	10,996,975
Societe Generale North America, Inc.
0.249%, 05/02/14	16,000,000	15,996,624
Sumitomo Mitsui Banking Corp.
0.061%, 04/03/14	25,000,000	24,999,917
0.061%, 04/07/14	10,000,000	9,999,900
Svenska Handelsbanken, Inc.
0.208%, 05/08/14	20,000,000	19,995,786
Westpac Banking Corp.
0.224%, 10/30/14	15,000,000	15,000,000

Total Financial Company Commercial Paper (Cost $329,345,198)		329,345,198

Asset Backed Commercial Paper (b)—20.7%
Antalis U.S. Funding Corp.
0.223%, 05/12/14	9,000,000	8,997,745
0.244%, 05/09/14	5,700,000	5,698,556
Barton Capital LLC
0.061%, 04/01/14	30,000,000	30,000,000
0.061%, 04/03/14	20,000,000	19,999,933
0.061%, 04/07/14	7,000,000	6,999,930
Bedford Row Funding Corp.
0.253%, 03/12/15	10,000,000	10,000,000
0.254%, 11/05/14	8,000,000	7,987,889
0.274%, 07/01/14	10,000,000	9,993,175
0.305%, 11/25/14	5,000,000	4,990,083
CAFCO LLC
0.244%, 08/04/14	8,500,000	8,492,917
0.244%, 08/12/14	7,500,000	7,493,350
0.244%, 08/19/14	8,000,000	7,992,533
Collateralized Commercial Paper Co. LLC
0.284%, 09/24/14	10,000,000	9,986,311
Collateralized Commercial Paper II Co. LLC
0.264%, 06/10/14	3,000,000	2,998,483
0.284%, 07/02/14	10,000,000	9,992,845
0.284%, 08/01/14	10,000,000	9,990,511
Fairway Finance Co. LLC
0.152%, 05/01/14	10,000,000	9,998,750
0.187%, 08/06/14	10,000,000	10,000,000
Gemini Securitization Corp. LLC
0.101%, 04/01/14	25,000,000	25,000,000
Jupiter Securitization Co. LLC
0.234%, 06/02/14	5,000,000	4,998,020
Kells Funding LLC
0.239%, 10/15/14 (144A)	5,000,000	4,999,726
Old Line Funding LLC
0.223%, 07/25/14	8,000,000	7,994,378
0.234%, 06/09/14	3,000,000	2,998,678
0.234%, 09/15/14	7,000,000	6,992,531
Salisbury Receivables Co. LLC
0.193%, 04/22/14	7,000,000	6,999,224
Scaldis Capital LLC
0.193%, 06/23/14	5,000,000	4,997,810
Starbird Funding Corp.
0.223%, 06/16/14	9,600,000	9,595,541
Victory Receivables Corp.
0.142%, 04/01/14	5,000,000	5,000,000
0.142%, 04/28/14	20,000,000	19,997,900

Total Asset Backed Commercial Paper (Cost $281,186,819)		281,186,819

Treasury Debt—10.1%
U.S. Treasury Bills
0.021%, 04/24/14 (b)	15,000,000	14,999,804
0.025%, 04/10/14 (b)	20,000,000	19,999,875
0.041%, 04/17/14 (b)	30,000,000	29,999,467
0.076%, 08/21/14 (b)	7,763,000	7,760,703
0.084%, 09/11/14 (b)	15,000,000	14,994,397
0.122%, 03/05/15 (b)	5,750,000	5,743,495
0.132%, 03/05/15 (b)	8,000,000	7,990,236
U.S. Treasury Notes
0.250%, 10/31/14	11,000,000	11,007,471
2.375%, 10/31/14	14,000,000	14,180,691
4.750%, 05/15/14	10,000,000	10,055,359

Total Treasury Debt (Cost $136,731,498)		136,731,498

Other Commercial Paper (b)—2.4%
Netjets, Inc.
0.041%, 04/02/14	25,000,000	24,999,972
CPPIB Capital, Inc.
0.305%, 02/09/15	7,000,000	6,981,684

Total Other Commercial Paper (Cost $31,981,656)		31,981,656

MSF-45

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Government Agency Repurchase Agreement—2.0%

Security Description	Principal Amount*	Value
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/14 at 0.080% to be repurchased at $27,580,061 on 04/01/14 collateralized by $27,579,892 U.S. Government Agency obligations with a rates ranging from of 0.500% - 5.375%, maturity dates ranging from 07/15/14 - 06/27/17 with a value of $28,132,104	27,580,000	$27,580,000

Total Government Agency Repurchase Agreement (Cost $27,580,000)		27,580,000

Government Agency Debt—1.1%
Fannie Mae
0.124%, 02/27/15 (a)	15,000,000	14,996,569

Total Government Agency Debt (Cost $14,996,569)		14,996,569

Other Note—0.8%
Security Description	Principal Amount*	Value
Svenska Handelsbanken AB
0.265%, 05/13/16 (144A) (a)	11,100,000	11,100,000

Total Other Note (Cost $11,100,000)		11,100,000

Total Investments—100.1% (Cost $1,358,679,867) (c)		1,358,679,867
Other assets and liabilities (net)—(0.1)%		(1,307,481)

Net Assets—100.0%		$1,357,372,386

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(c)	As of March 31, 2014, the aggregate cost of investments was $1,358,679,867.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $50,099,726, which is 3.7% of net assets.

MSF-46

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Certificate of Deposit*	$—	$525,758,127	$—	$525,758,127
Financial Company Commercial Paper	—	329,345,198	—	329,345,198
Asset Backed Commercial Paper	—	281,186,819	—	281,186,819
Treasury Debt	—	136,731,498	—	136,731,498
Other Commercial Paper	—	31,981,656	—	31,981,656
Government Agency Repurchase Agreement	—	27,580,000	—	27,580,000
Government Agency Debt	—	14,996,569	—	14,996,569
Other Note	—	11,100,000	—	11,100,000
Total Investments	$—	$1,358,679,867	$—	$1,358,679,867

*	See Schedule of Investments for additional detailed categorizations.

MSF-47

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
BE Aerospace, Inc. (a)	452,780	$39,296,776

Airlines—2.9%
American Airlines Group, Inc. (a)	372,100	13,618,860
Spirit Airlines, Inc. (a)	183,348	10,890,871
United Continental Holdings, Inc. (a)	298,810	13,335,890

		37,845,621

Auto Components—3.1%
Delphi Automotive plc	321,770	21,835,312
TRW Automotive Holdings Corp. (a)	232,350	18,964,407

		40,799,719

Automobiles—1.5%
Harley-Davidson, Inc.	298,790	19,902,402

Banks—2.7%
Signature Bank (a)	176,620	22,181,706
SVB Financial Group (a)	107,558	13,851,319

		36,033,025

Beverages—1.2%
Brown-Forman Corp. - Class B	182,430	16,362,147

Biotechnology—2.6%
Alkermes plc (a)	457,703	20,180,125
Incyte Corp., Ltd. (a)	178,833	9,571,142
Intrexon Corp. (a) (b)	178,550	4,694,080

		34,445,347

Building Products—0.9%
Armstrong World Industries, Inc. (a)	228,900	12,188,925

Capital Markets—3.4%
E*Trade Financial Corp. (a)	902,401	20,773,271
Raymond James Financial, Inc.	335,344	18,755,790
WisdomTree Investments, Inc. (a) (b)	432,600	5,675,712

		45,204,773

Chemicals—3.4%
Cytec Industries, Inc.	96,690	9,437,911
FMC Corp.	339,350	25,980,636
Sherwin-Williams Co. (The)	46,860	9,237,512

		44,656,059

Commercial Services & Supplies—1.7%
Copart, Inc. (a)	35,983	1,309,421
KAR Auction Services, Inc.	438,250	13,300,888
Stericycle, Inc. (a)	73,350	8,334,027

		22,944,336

Construction & Engineering—3.6%
Chicago Bridge & Iron Co. NV	233,282	20,330,526
Jacobs Engineering Group, Inc. (a)	238,130	15,121,255

Construction & Engineering—(Continued)
MasTec, Inc. (a) (b)	283,951	12,334,832

		47,786,613

Construction Materials—1.7%
Eagle Materials, Inc.	255,900	22,688,094

Distributors—0.9%
LKQ Corp. (a)	465,490	12,265,662

Diversified Consumer Services—0.7%
Bright Horizons Family Solutions, Inc. (a)	244,697	9,570,100

Diversified Telecommunication Services—0.8%
Cogent Communications Group, Inc.	293,563	10,430,293

Electronic Equipment, Instruments & Components—1.5%
Amphenol Corp. - Class A	210,368	19,280,227

Energy Equipment & Services—1.2%
Cameron International Corp. (a)	246,070	15,199,744

Health Care Equipment & Supplies—1.5%
Cooper Cos., Inc. (The)	147,880	20,312,797

Health Care Providers & Services—2.5%
Catamaran Corp. (a)	269,002	12,040,529
MEDNAX, Inc. (a)	342,458	21,225,547

		33,266,076

Health Care Technology—1.4%
Allscripts Healthcare Solutions, Inc. (a)	560,300	10,102,209
Cerner Corp. (a)	150,330	8,456,062

		18,558,271

Hotels, Restaurants & Leisure—4.8%
Chipotle Mexican Grill, Inc. (a)	12,060	6,850,683
Dunkin’ Brands Group, Inc. (b)	197,790	9,925,102
MGM Resorts International (a)	506,200	13,090,332
Starwood Hotels & Resorts Worldwide, Inc.	268,570	21,378,172
Wyndham Worldwide Corp.	173,780	12,725,910

		63,970,199

Insurance—3.1%
Allied World Assurance Co. Holdings AG	96,639	9,972,178
Aon plc	219,191	18,473,417
Arthur J. Gallagher & Co.	271,920	12,937,954

		41,383,549

Internet & Catalog Retail—0.5%
Netflix, Inc. (a)	17,950	6,318,939

Internet Software & Services—0.9%
Akamai Technologies, Inc. (a)	106,920	6,223,813
Yelp, Inc. (a)	74,610	5,739,748

		11,963,561

MSF-48

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—5.2%
Alliance Data Systems Corp. (a) (b)	84,259	$22,956,365
Gartner, Inc. (a)	139,640	9,696,602
Global Payments, Inc.	213,370	15,172,741
Jack Henry & Associates, Inc.	190,770	10,637,335
WEX, Inc. (a)	107,310	10,199,815

		68,662,858

Life Sciences Tools & Services—2.7%
Covance, Inc. (a)	168,640	17,521,696
Illumina, Inc. (a) (b)	118,150	17,564,179

		35,085,875

Machinery—3.2%
Pall Corp.	156,560	14,007,423
Pentair, Ltd.	196,777	15,612,287
Wabtec Corp.	155,870	12,079,925

		41,699,635

Marine—1.7%
Kirby Corp. (a) (b)	219,070	22,180,837

Media—2.0%
Discovery Communications, Inc. - Class A (a)	156,559	12,947,429
Imax Corp. (a) (b)	506,720	13,848,658

		26,796,087

Oil, Gas & Consumable Fuels—5.7%
Cabot Oil & Gas Corp.	516,540	17,500,375
Carrizo Oil & Gas, Inc. (a) (b)	208,700	11,157,102
Concho Resources, Inc. (a)	133,990	16,413,775
Continental Resources, Inc. (a) (b)	169,040	21,006,601
SandRidge Energy, Inc. (a) (b)	1,538,190	9,444,487

		75,522,340

Pharmaceuticals—6.0%
Actavis plc (a)	130,750	26,914,887
Mylan, Inc. (a)	476,500	23,267,495
Perrigo Co. plc	185,689	28,718,661

		78,901,043

Professional Services—1.7%
IHS, Inc. - Class A (a)	183,100	22,246,650

Road & Rail—2.0%
Genesee & Wyoming, Inc. - Class A (a)	178,025	17,325,393
J.B. Hunt Transport Services, Inc.	122,370	8,800,850

		26,126,243

Semiconductors & Semiconductor Equipment—6.5%
Atmel Corp. (a)	1,088,970	9,103,789
Avago Technologies, Ltd.	272,918	17,578,648
Lam Research Corp. (a)	198,534	10,919,370

Semiconductors & Semiconductor Equipment—(Continued)
NXP Semiconductor NV (a)	460,474	$27,080,476
Xilinx, Inc.	383,270	20,800,063

		85,482,346

Software—3.5%
Cadence Design Systems, Inc. (a) (b)	1,257,526	19,541,954
Electronic Arts, Inc. (a)	740,100	21,470,301
Zynga, Inc. - Class A (a)	1,185,000	5,095,500

		46,107,755

Specialty Retail—4.6%
Advance Auto Parts, Inc.	82,560	10,443,840
Dick’s Sporting Goods, Inc.	151,410	8,268,500
GNC Holdings, Inc. - Class A	229,480	10,101,710
O’Reilly Automotive, Inc. (a)	150,980	22,403,922
Tiffany & Co.	109,220	9,409,303

		60,627,275

Technology Hardware, Storage & Peripherals—0.7%
SanDisk Corp.	112,200	9,109,518

Textiles, Apparel & Luxury Goods—1.2%
VF Corp.	250,260	15,486,089

Trading Companies & Distributors—0.8%
WESCO International, Inc. (a) (b)	119,940	9,981,407

Total Common Stocks (Cost $1,039,435,626)		1,306,689,213

Short-Term Investments—8.5%

Mutual Fund—7.9%
State Street Navigator Securities Lending MET Portfolio (c)	104,157,792	104,157,792

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $7,878,000 on 04/01/14, collateralized by $8,155,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $8,037,796.	7,878,000	7,878,000

Total Short-Term Investments (Cost $112,035,792)		112,035,792

Total Investments—107.5% (Cost $1,151,471,418) (d)		1,418,725,005
Other assets and liabilities (net)—(7.5)%		(98,752,791)

Net Assets—100.0%		$1,319,972,214

MSF-49

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $128,158,724 and the collateral received consisted of cash in the amount of $104,157,792 and non-cash collateral with a value of $25,342,961. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,151,471,418. The aggregate unrealized appreciation and depreciation of investments were $274,543,071 and $(7,289,484), respectively, resulting in net unrealized appreciation of $267,253,587.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,306,689,213	$—	$—	$1,306,689,213
Short-Term Investments
Mutual Fund	104,157,792	—	—	104,157,792
Repurchase Agreement	—	7,878,000	—	7,878,000
Total Short-Term Investments	104,157,792	7,878,000	—	112,035,792
Total Investments	$1,410,847,005	$7,878,000	$—	$1,418,725,005

Collateral for securities loaned (Liability)	$—	$(104,157,792)	$—	$(104,157,792)

*	See Schedule of Investments for additional detailed categorizations.

MSF-50

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.3%
Boeing Co. (The)	432,955	$54,331,523
Precision Castparts Corp.	243,702	61,598,118
United Technologies Corp.	428,204	50,031,355

		165,960,996

Automobiles—1.0%
Tesla Motors, Inc. (a) (b)	157,548	32,840,881

Biotechnology—8.9%
Alexion Pharmaceuticals, Inc. (a)	401,246	61,041,554
Biogen Idec, Inc. (a)	275,509	84,269,938
Celgene Corp. (a)	189,475	26,450,710
Gilead Sciences, Inc. (a)	747,768	52,986,840
Intercept Pharmaceuticals, Inc. (a) (b)	54,150	17,858,129
Vertex Pharmaceuticals, Inc. (a)	565,831	40,015,568

		282,622,739

Capital Markets—2.5%
Goldman Sachs Group, Inc. (The)	231,901	37,996,979
Morgan Stanley	1,303,555	40,631,809

		78,628,788

Chemicals—2.1%
Monsanto Co.	587,098	66,794,139

Energy Equipment & Services—1.4%
Schlumberger, Ltd.	456,262	44,485,545

Food & Staples Retailing—3.3%
Costco Wholesale Corp.	490,090	54,733,251
Sprouts Farmers Market, Inc. (a) (b)	214,225	7,718,527
Whole Foods Market, Inc.	809,893	41,069,674

		103,521,452

Food Products—1.5%
Mondelez International, Inc. - Class A	1,337,280	46,203,024

Health Care Equipment & Supplies—1.4%
Abbott Laboratories	1,110,346	42,759,424

Health Care Providers & Services—1.1%
Express Scripts Holding Co. (a)	461,103	34,624,224

Hotels, Restaurants & Leisure—4.1%
Chipotle Mexican Grill, Inc. (a)	43,814	24,888,543
Dunkin’ Brands Group, Inc. (b)	739,391	37,102,640
Las Vegas Sands Corp.	278,597	22,505,066
Marriott International, Inc. - Class A	182,800	10,240,456
Starbucks Corp.	471,128	34,571,372

		129,308,077

Internet & Catalog Retail—7.1%
Amazon.com, Inc. (a)	275,158	92,596,170
Netflix, Inc. (a)	104,990	36,959,630

Internet & Catalog Retail—(Continued)
priceline.com, Inc. (a)	65,824	$78,454,967
TripAdvisor, Inc. (a)	191,630	17,359,762

		225,370,529

Internet Software & Services—9.3%
Facebook, Inc. - Class A (a)	1,347,626	81,180,990
Google, Inc. - Class A (a)	123,376	137,503,786
LinkedIn Corp. - Class A (a)	265,961	49,186,828
Pandora Media, Inc. (a)	362,904	11,003,249
Twitter, Inc. (a) (b)	264,030	12,322,280
Youku Tudou, Inc. (ADR) (a)	121,995	3,420,740

		294,617,873

IT Services—6.3%
Accenture plc - Class A	118,428	9,441,080
MasterCard, Inc. - Class A	1,506,665	112,547,876
Visa, Inc. - Class A	360,958	77,916,394

		199,905,350

Life Sciences Tools & Services—1.0%
Illumina, Inc. (a) (b)	217,928	32,397,177

Media—4.1%
Discovery Communications, Inc. - Class A (a)	519,181	42,936,269
Twenty-First Century Fox, Inc. - Class A	974,076	31,141,210
Walt Disney Co. (The)	686,220	54,945,635

		129,023,114

Oil, Gas & Consumable Fuels—2.7%
Concho Resources, Inc. (a)	348,452	42,685,370
EOG Resources, Inc.	216,389	42,449,030

		85,134,400

Personal Products—0.7%
Estee Lauder Cos., Inc. (The) - Class A	324,616	21,710,318

Pharmaceuticals—8.3%
Allergan, Inc.	516,328	64,076,305
Bristol-Myers Squibb Co.	1,175,906	61,088,317
Merck & Co., Inc.	902,036	51,208,584
Novo Nordisk A/S (ADR)	1,310,888	59,842,037
Perrigo Co. plc	165,813	25,644,638

		261,859,881

Real Estate Investment Trusts—1.2%
American Tower Corp.	469,513	38,439,029

Road & Rail—2.7%
Canadian Pacific Railway, Ltd.	274,658	41,316,803
Union Pacific Corp.	232,682	43,665,104

		84,981,907

Semiconductors & Semiconductor Equipment—0.9%
ARM Holdings plc (ADR) (b)	563,714	28,732,503

MSF-51

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—8.7%
Adobe Systems, Inc. (a)	600,409	$39,470,888
FireEye, Inc. (a) (b)	233,660	14,386,446
Red Hat, Inc. (a)	804,355	42,614,728
Salesforce.com, Inc. (a)	1,005,740	57,417,697
Splunk, Inc. (a)	515,902	36,881,834
Tableau Software, Inc. - Class A (a) (b)	97,412	7,411,105
VMware, Inc. - Class A (a) (b)	428,124	46,245,954
Workday, Inc. - Class A (a)	322,040	29,444,117

		273,872,769

Specialty Retail—4.8%
Inditex S.A.	393,506	59,145,776
O’Reilly Automotive, Inc. (a)	66,705	9,898,355
Tiffany & Co.	171,674	14,789,715
TJX Cos., Inc. (The)	1,134,367	68,799,359

		152,633,205

Technology Hardware, Storage & Peripherals—4.1%
Apple, Inc.	239,288	128,435,441

Textiles, Apparel & Luxury Goods—5.5%
Michael Kors Holdings, Ltd. (a)	414,065	38,619,842
NIKE, Inc. - Class B	873,582	64,522,766
Swatch Group AG (The)	51,184	32,169,145
Under Armour, Inc. - Class A (a) (b)	336,140	38,535,090

		173,846,843

Total Common Stocks (Cost $2,214,043,960)		3,158,709,628

Short-Term Investments—7.0%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—6.9%
State Street Navigator Securities Lending MET Portfolio (c)	218,322,123	218,322,123

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $3,926,000 on 04/01/14, collateralized by $4,065,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $4,006,578.	3,926,000	3,926,000

Total Short-Term Investments (Cost $222,248,123)		222,248,123

Total Investments—107.0% (Cost $2,436,292,083) (d)		3,380,957,751
Other assets and liabilities (net)—(7.0)%		(221,438,284)

Net Assets—100.0%		$3,159,519,467

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $216,712,063 and the collateral received consisted of cash in the amount of $218,322,123. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $2,436,292,083. The aggregate unrealized appreciation and depreciation of investments were $957,782,697 and $(13,117,029), respectively, resulting in net unrealized appreciation of $944,665,668.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-52

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$165,960,996	$—	$—	$165,960,996
Automobiles	32,840,881	—	—	32,840,881
Biotechnology	282,622,739	—	—	282,622,739
Capital Markets	78,628,788	—	—	78,628,788
Chemicals	66,794,139	—	—	66,794,139
Energy Equipment & Services	44,485,545	—	—	44,485,545
Food & Staples Retailing	103,521,452	—	—	103,521,452
Food Products	46,203,024	—	—	46,203,024
Health Care Equipment & Supplies	42,759,424	—	—	42,759,424
Health Care Providers & Services	34,624,224	—	—	34,624,224
Hotels, Restaurants & Leisure	129,308,077	—	—	129,308,077
Internet & Catalog Retail	225,370,529	—	—	225,370,529
Internet Software & Services	294,617,873	—	—	294,617,873
IT Services	199,905,350	—	—	199,905,350
Life Sciences Tools & Services	32,397,177	—	—	32,397,177
Media	129,023,114	—	—	129,023,114
Oil, Gas & Consumable Fuels	85,134,400	—	—	85,134,400
Personal Products	21,710,318	—	—	21,710,318
Pharmaceuticals	261,859,881	—	—	261,859,881
Real Estate Investment Trusts	38,439,029	—	—	38,439,029
Road & Rail	84,981,907	—	—	84,981,907
Semiconductors & Semiconductor Equipment	28,732,503	—	—	28,732,503
Software	273,872,769	—	—	273,872,769
Specialty Retail	93,487,429	59,145,776	—	152,633,205
Technology Hardware, Storage & Peripherals	128,435,441	—	—	128,435,441
Textiles, Apparel & Luxury Goods	141,677,698	32,169,145	—	173,846,843
Total Common Stocks	3,067,394,707	91,314,921	—	3,158,709,628
Short-Term Investments
Mutual Fund	218,322,123	—	—	218,322,123
Repurchase Agreement	—	3,926,000	—	3,926,000
Total Short-Term Investments	218,322,123	3,926,000	—	222,248,123
Total Investments	$3,285,716,830	$95,240,921	$—	$3,380,957,751

Collateral for securities loaned (Liability)	$—	$(218,322,123)	$—	$(218,322,123)

MSF-53

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Hexcel Corp. (a)	54,349	$2,366,355

Air Freight & Logistics—0.5%
XPO Logistics, Inc. (a) (b)	83,202	2,446,971

Airlines—0.4%
Spirit Airlines, Inc. (a)	36,019	2,139,529

Auto Components—2.1%
Dana Holding Corp.	92,833	2,160,224
Dorman Products, Inc. (a) (b)	39,104	2,309,482
Drew Industries, Inc.	39,080	2,118,136
Fox Factory Holding Corp. (a) (b)	66,065	1,248,628
Remy International, Inc.	47,711	1,126,934
Tenneco, Inc. (a)	28,982	1,682,985

		10,646,389

Banks—9.4%
BancorpSouth, Inc. (b)	105,102	2,623,346
Bank of the Ozarks, Inc. (b)	33,005	2,246,320
Boston Private Financial Holdings, Inc.	115,247	1,559,292
Cathay General Bancorp	132,581	3,339,715
City National Corp.	36,180	2,848,090
CVB Financial Corp. (b)	129,106	2,052,785
First Financial Bancorp	135,941	2,444,219
First Financial Bankshares, Inc. (b)	27,683	1,710,533
Iberiabank Corp.	37,779	2,650,197
PacWest Bancorp (b)	72,443	3,115,774
Pinnacle Financial Partners, Inc.	95,003	3,561,663
Popular, Inc. (a)	54,000	1,673,460
PrivateBancorp, Inc.	62,132	1,895,647
Prosperity Bancshares, Inc. (b)	49,002	3,241,482
Signature Bank (a)	29,196	3,666,726
SVB Financial Group (a)	7,889	1,015,945
Talmer Bancorp, Inc. - Class A (a)	86,119	1,260,782
Texas Capital Bancshares, Inc. (a) (b)	38,371	2,491,813
Tristate Capital Holdings, Inc. (a)	99,621	1,415,614
Wintrust Financial Corp.	66,820	3,251,461

		48,064,864

Biotechnology—1.5%
Acceleron Pharma, Inc. (a) (b)	23,882	823,929
Cubist Pharmaceuticals, Inc. (a) (b)	16,253	1,188,907
Emergent Biosolutions, Inc. (a) (b)	71,540	1,807,816
Exact Sciences Corp. (a) (b)	110,253	1,562,285
KYTHERA Biopharmaceuticals, Inc. (a) (b)	6,781	269,613
Neurocrine Biosciences, Inc. (a) (b)	71,848	1,156,753
PTC Therapeutics, Inc. (a)	39,175	1,024,034

		7,833,337

Building Products—1.1%
Apogee Enterprises, Inc. (b)	56,817	1,888,029
Armstrong World Industries, Inc. (a)	35,535	1,892,239
Masonite International Corp. (a) (b)	33,126	1,872,281

		5,652,549

Capital Markets—2.2%
Ares Capital Corp.	110,999	1,955,802
Artisan Partners Asset Management, Inc. - Class A	35,271	2,266,162
Financial Engines, Inc. (b)	31,368	1,592,867
Hercules Technology Growth Capital, Inc. (b)	84,574	1,189,956
Safeguard Scientifics, Inc. (a) (b)	74,540	1,653,297
Stifel Financial Corp. (a)	56,327	2,802,832

		11,460,916

Chemicals—2.3%
Cabot Corp.	56,002	3,307,478
Flotek Industries, Inc. (a) (b)	76,226	2,122,894
Minerals Technologies, Inc.	36,581	2,361,669
Tronox, Ltd. - Class A	77,449	1,840,963
WR Grace & Co. (a)	13,426	1,331,457
Zep, Inc. (b)	30,613	541,850

		11,506,311

Commercial Services & Supplies—2.9%
Interface, Inc.	92,824	1,907,533
KAR Auction Services, Inc.	97,612	2,962,524
Knoll, Inc. (b)	99,077	1,802,211
McGrath RentCorp (b)	34,930	1,221,153
Rollins, Inc.	68,426	2,069,202
Viad Corp.	57,099	1,372,660
Waste Connections, Inc.	43,878	1,924,489
West Corp. (b)	64,796	1,550,568

		14,810,340

Communications Equipment—0.7%
Calix, Inc. (a)	137,105	1,155,795
Ciena Corp. (a) (b)	63,852	1,451,994
NETGEAR, Inc. (a) (b)	24,142	814,310

		3,422,099

Construction & Engineering—1.1%
MasTec, Inc. (a) (b)	49,888	2,167,135
MYR Group, Inc. (a)	61,219	1,550,065
Primoris Services Corp.	69,863	2,094,493

		5,811,693

Consumer Finance—0.8%
Credit Acceptance Corp. (a)	10,612	1,508,496
DFC Global Corp. (a)	54,642	482,489
Encore Capital Group, Inc. (a) (b)	41,358	1,890,060

		3,881,045

Distributors—0.7%
Core-Mark Holding Co., Inc.	21,005	1,524,963
Pool Corp.	35,129	2,154,110

		3,679,073

Diversified Consumer Services—1.6%
Bright Horizons Family Solutions, Inc. (a)	55,678	2,177,567
Grand Canyon Education, Inc. (a)	53,305	2,489,343

MSF-54

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
LifeLock, Inc. (a) (b)	137,920	$2,359,811
Nord Anglia Education, Inc. (a)	63,088	1,209,397

		8,236,118

Diversified Financial Services—0.8%
MarketAxess Holdings, Inc.	67,018	3,968,806

Diversified Telecommunication Services—0.6%
8x8, Inc. (a) (b)	193,966	2,096,772
Premiere Global Services, Inc. (a) (b)	70,527	850,556

		2,947,328

Electric Utilities—1.5%
ALLETE, Inc. (b)	64,821	3,397,917
ITC Holdings Corp.	43,818	1,636,602
UIL Holdings Corp. (b)	76,804	2,827,155

		7,861,674

Electrical Equipment—1.3%
AZZ, Inc. (b)	28,453	1,271,280
EnerSys, Inc. (b)	35,023	2,426,744
General Cable Corp.	30,751	787,533
Global Power Equipment Group, Inc. (b)	34,949	695,135
Thermon Group Holdings, Inc. (a)	58,383	1,353,318

		6,534,010

Electronic Equipment, Instruments & Components—4.0%
Belden, Inc.	37,769	2,628,723
Checkpoint Systems, Inc. (a)	90,089	1,208,994
FEI Co.	23,028	2,372,345
IPG Photonics Corp. (a) (b)	24,629	1,750,629
Littelfuse, Inc.	35,989	3,370,010
Measurement Specialties, Inc. (a) (b)	38,036	2,580,743
Methode Electronics, Inc.	54,745	1,678,482
Rogers Corp. (a)	40,620	2,535,500
Vishay Intertechnology, Inc. (b)	169,189	2,517,532

		20,642,958

Energy Equipment & Services—2.7%
Bristow Group, Inc. (b)	34,488	2,604,534
Dril-Quip, Inc. (a)	17,511	1,962,983
Forum Energy Technologies, Inc. (a)	63,983	1,982,193
Helix Energy Solutions Group, Inc. (a)	200,510	4,607,720
Parker Drilling Co. (a)	337,922	2,395,867

		13,553,297

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc. (b)	22,032	1,489,143
Spartan Stores, Inc.	97,655	2,266,572
Susser Holdings Corp. (a) (b)	34,417	2,150,030

		5,905,745

Food Products—0.4%
Darling International, Inc. (a)	74,744	1,496,375

Food Products—(Continued)
J&J Snack Foods Corp. (b)	6,991	670,926

		2,167,301

Health Care Equipment & Supplies—3.7%
Cardiovascular Systems, Inc. (a)	37,514	1,192,570
Cynosure, Inc. - Class A (a)	28,030	821,279
Globus Medical, Inc. - Class A (a)	84,413	2,244,542
Haemonetics Corp. (a)	11,421	372,210
Insulet Corp. (a) (b)	40,280	1,910,078
Novadaq Technologies, Inc. (a)	110,288	2,457,217
Quidel Corp. (a) (b)	58,110	1,586,403
Spectranetics Corp. (a)	92,124	2,792,278
SurModics, Inc. (a)	33,947	767,202
Teleflex, Inc.	26,177	2,807,222
Wright Medical Group, Inc. (a)	53,673	1,667,620

		18,618,621

Health Care Providers & Services—2.5%
Acadia Healthcare Co., Inc. (a) (b)	47,361	2,136,928
Bio-Reference Labs, Inc. (a) (b)	56,865	1,574,023
BioScrip, Inc. (a) (b)	156,192	1,090,220
Hanger, Inc. (a) (b)	22,857	769,824
IPC The Hospitalist Co., Inc. (a)	35,686	1,751,469
MWI Veterinary Supply, Inc. (a)	8,838	1,375,370
Team Health Holdings, Inc. (a)	50,564	2,262,739
WellCare Health Plans, Inc. (a)	29,153	1,851,798

		12,812,371

Health Care Technology—0.9%
HMS Holdings Corp. (a) (b)	66,250	1,262,062
MedAssets, Inc. (a)	73,370	1,812,973
Medidata Solutions, Inc. (a)	27,471	1,492,774

		4,567,809

Hotels, Restaurants & Leisure—3.7%
Churchill Downs, Inc. (b)	33,781	3,084,205
Chuy’s Holdings, Inc. (a) (b)	26,599	1,147,481
Cracker Barrel Old Country Store, Inc.	13,641	1,326,451
Diamond Resorts International, Inc. (a)	145,983	2,474,412
Marriott Vacations Worldwide Corp. (a)	54,395	3,041,224
Noodles & Co. (a) (b)	37,561	1,482,533
Popeyes Louisiana Kitchen, Inc. (a) (b)	44,834	1,822,054
Six Flags Entertainment Corp.	62,966	2,528,085
Vail Resorts, Inc.	30,372	2,116,928

		19,023,373

Household Durables—0.7%
Jarden Corp. (a)	43,374	2,595,066
La-Z-Boy, Inc.	27,325	740,508

		3,335,574

Industrial Conglomerates—0.5%
Raven Industries, Inc. (b)	73,559	2,409,057

MSF-55

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—2.0%
Employers Holdings, Inc.	104,690	$2,117,879
HCC Insurance Holdings, Inc.	68,370	3,110,151
ProAssurance Corp.	51,200	2,279,936
Reinsurance Group of America, Inc.	32,086	2,555,008

		10,062,974

Internet & Catalog Retail—1.3%
HomeAway, Inc. (a)	64,944	2,446,440
HSN, Inc.	37,192	2,221,478
Liberty Ventures - Series A (a)	16,911	2,204,011

		6,871,929

Internet Software & Services—3.2%
Blucora, Inc. (a) (b)	54,898	1,080,942
Cornerstone OnDemand, Inc. (a)	37,739	1,806,566
CoStar Group, Inc. (a)	7,023	1,311,475
Cvent, Inc. (a) (b)	38,510	1,392,136
Dealertrack Technologies, Inc. (a)	69,025	3,395,340
Envestnet, Inc. (a)	43,185	1,735,173
Everyday Health, Inc. (a)	54,806	766,736
OpenTable, Inc. (a)	23,407	1,800,701
Perficient, Inc. (a)	83,148	1,506,642
Shutterstock, Inc. (a)	20,809	1,510,941

		16,306,652

IT Services—2.4%
Cardtronics, Inc. (a)	45,320	1,760,682
Convergys Corp.	107,588	2,357,253
Euronet Worldwide, Inc. (a)	71,149	2,959,087
InterXion Holding NV (a)	74,755	1,792,625
WEX, Inc. (a)	33,527	3,186,741

		12,056,388

Life Sciences Tools & Services—0.3%
Fluidigm Corp. (a) (b)	32,685	1,440,428

Machinery—5.2%
Actuant Corp. - Class A	36,535	1,247,670
Alamo Group, Inc.	18,612	1,011,190
Albany International Corp. - Class A (b)	54,757	1,946,064
Altra Industrial Motion Corp.	86,464	3,086,765
John Bean Technologies Corp. (b)	105,577	3,262,330
Manitowoc Co., Inc. (The)	77,306	2,431,274
Middleby Corp. (The) (a)	6,987	1,846,035
Proto Labs, Inc. (a)	24,451	1,654,599
RBC Bearings, Inc. (a)	72,153	4,596,146
Trimas Corp. (a)	67,251	2,232,733
Wabtec Corp.	41,864	3,244,460

		26,559,266

Marine—0.6%
Kirby Corp. (a)	28,557	2,891,396

Media—1.7%
Carmike Cinemas, Inc. (a)	80,821	2,413,315

Media—(Continued)
EW Scripps Co. - Class A (a)	79,121	1,402,024
John Wiley & Sons, Inc. - Class A	40,041	2,307,963
Live Nation Entertainment, Inc. (a)	49,676	1,080,453
National CineMedia, Inc.	89,527	1,342,905

		8,546,660

Metals & Mining—1.8%
Globe Specialty Metals, Inc.	75,967	1,581,633
Haynes International, Inc. (b)	42,162	2,276,748
Horsehead Holding Corp. (a) (b)	116,277	1,955,779
Reliance Steel & Aluminum Co.	9,585	677,276
SunCoke Energy, Inc. (a)	120,207	2,745,528

		9,236,964

Multi-Utilities—0.5%
NorthWestern Corp.	54,849	2,601,488

Multiline Retail—0.2%
Fred’s, Inc. - Class A (b)	68,927	1,241,375

Oil, Gas & Consumable Fuels—1.9%
Diamondback Energy, Inc. (a)	31,950	2,150,555
EPL Oil & Gas, Inc. (a)	53,154	2,051,744
Gulfport Energy Corp. (a)	32,673	2,325,664
Oasis Petroleum, Inc. (a)	40,302	1,681,803
Rosetta Resources, Inc. (a) (b)	33,195	1,546,223

		9,755,989

Pharmaceuticals—0.8%
Mallinckrodt plc (a)	24,078	1,526,786
Medicines Co. (The) (a) (b)	42,437	1,206,060
Pacira Pharmaceuticals, Inc. (a)	20,085	1,405,749

		4,138,595

Professional Services—2.6%
Advisory Board Co. (The) (a) (b)	27,441	1,763,084
Corporate Executive Board Co. (The)	37,656	2,795,205
Huron Consulting Group, Inc. (a)	31,807	2,015,927
Insperity, Inc.	42,763	1,324,798
On Assignment, Inc. (a)	55,369	2,136,690
RPX Corp. (a)	57,210	931,379
WageWorks, Inc. (a)	39,543	2,218,758

		13,185,841

Real Estate Investment Trusts—5.1%
American Campus Communities, Inc.	55,813	2,084,615
BioMed Realty Trust, Inc.	122,885	2,517,914
CubeSmart	164,717	2,826,544
Hersha Hospitality Trust	424,476	2,474,695
Home Properties, Inc.	28,772	1,729,773
Mid-America Apartment Communities, Inc.	38,063	2,598,561
National Retail Properties, Inc. (b)	47,495	1,630,028
Omega Healthcare Investors, Inc.	76,929	2,578,660
Potlatch Corp.	54,794	2,119,980
Retail Opportunity Investments Corp. (b)	163,005	2,435,295

MSF-56

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Sovran Self Storage, Inc.	42,753	$3,140,208

		26,136,273

Road & Rail—1.8%
Avis Budget Group, Inc. (a) (b)	41,693	2,030,449
Genesee & Wyoming, Inc. - Class A (a)	42,729	4,158,387
Old Dominion Freight Line, Inc. (a)	57,065	3,237,868

		9,426,704

Semiconductors & Semiconductor Equipment—2.8%
Cavium, Inc. (a) (b)	45,000	1,967,850
Hittite Microwave Corp.	28,236	1,779,998
Monolithic Power Systems, Inc. (a)	54,147	2,099,279
Semtech Corp. (a)	138,968	3,521,449
Silicon Laboratories, Inc. (a)	37,929	1,981,790
Teradyne, Inc. (a) (b)	150,912	3,001,640

		14,352,006

Software—4.1%
Aspen Technology, Inc. (a)	62,452	2,645,467
CommVault Systems, Inc. (a) (b)	15,969	1,037,187
FleetMatics Group plc (a) (b)	48,322	1,616,371
Gigamon, Inc. (a) (b)	42,034	1,277,413
Guidewire Software, Inc. (a) (b)	53,839	2,640,803
Imperva, Inc. (a)	39,305	2,189,289
Monotype Imaging Holdings, Inc. (b)	36,600	1,103,124
SS&C Technologies Holdings, Inc. (a)	56,863	2,275,657
Synchronoss Technologies, Inc. (a) (b)	68,715	2,356,237
Ultimate Software Group, Inc. (a)	17,108	2,343,796
Verint Systems, Inc. (a)	32,495	1,524,990

		21,010,334

Specialty Retail—2.5%
Barnes & Noble, Inc. (a) (b)	68,614	1,434,033
Cabela’s, Inc. (a) (b)	22,684	1,486,029
Genesco, Inc. (a) (b)	41,543	3,097,862
Hibbett Sports, Inc. (a) (b)	30,633	1,619,873
MarineMax, Inc. (a) (b)	115,338	1,751,984
Restoration Hardware Holdings, Inc. (a) (b)	19,824	1,458,848
Sally Beauty Holdings, Inc. (a)	72,671	1,991,185

		12,839,814

Technology Hardware, Storage & Peripherals—0.3%
QLogic Corp. (a)	103,326	1,317,407

Textiles, Apparel & Luxury Goods—1.2%
Deckers Outdoor Corp. (a)	22,755	1,814,256
Oxford Industries, Inc.	28,900	2,259,980
Tumi Holdings, Inc. (a) (b)	80,177	1,814,406

		5,888,642

Thrifts & Mortgage Finance—0.5%
Capitol Federal Financial, Inc. (b)	114,677	1,439,197
Federal Agricultural Mortgage Corp. - Class C	33,757	1,122,420

		2,561,617

Trading Companies & Distributors—1.1%
DXP Enterprises, Inc. (a)	20,770	1,971,696
H&E Equipment Services, Inc. (a)	37,329	1,509,958
Rush Enterprises, Inc. - Class A (a) (b)	62,764	2,038,575

		5,520,229

Transportation Infrastructure—0.8%
Macquarie Infrastructure Co. LLC	34,438	1,972,264
Wesco Aircraft Holdings, Inc. (a)	96,321	2,120,025

		4,092,289

Water Utilities—0.1%
Middlesex Water Co.	26,350	574,957

Total Common Stocks (Cost $327,597,847)		494,921,730

Short-Term Investments—22.9%

Mutual Fund—20.0%
State Street Navigator Securities Lending MET Portfolio (c)	101,637,004	101,637,004

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $14,839,000 on 04/01/14, collateralized by $15,360,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $15,139,246.	14,839,000	14,839,000

Total Short-Term Investments (Cost $116,476,004)		116,476,004

Total Investments—120.0% (Cost $444,073,851) (d)		611,397,734
Other assets and liabilities (net)—(20.0)%		(101,818,121)

Net Assets—100.0%		$509,579,613

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $102,549,673 and the collateral received consisted of cash in the amount of $101,637,004 and non-cash collateral with a value of $1,462,498. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $444,073,851. The aggregate unrealized appreciation and depreciation of investments were $170,895,587 and $(3,571,704), respectively, resulting in net unrealized appreciation of $167,323,883.

MSF-57

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$494,921,730	$—	$—	$494,921,730
Short-Term Investments
Mutual Fund	101,637,004	—	—	101,637,004
Repurchase Agreement	—	14,839,000	—	14,839,000
Total Short-Term Investments	101,637,004	14,839,000	—	116,476,004
Total Investments	$596,558,734	$14,839,000	$—	$611,397,734

Collateral for securities loaned (Liability)	$—	$(101,637,004)	$—	$(101,637,004)

*	See Schedule of Investments for additional detailed categorizations.

MSF-58

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Hexcel Corp. (a)	130,514	$5,682,580

Air Freight & Logistics—1.2%
XPO Logistics, Inc. (a) (b)	196,371	5,775,271

Airlines—1.1%
Spirit Airlines, Inc. (a)	85,477	5,077,334

Auto Components—2.2%
Dorman Products, Inc. (a) (b)	93,904	5,545,970
Drew Industries, Inc.	92,245	4,999,679

		10,545,649

Banks—4.0%
Bank of the Ozarks, Inc. (b)	78,772	5,361,222
Boston Private Financial Holdings, Inc.	276,755	3,744,495
Pinnacle Financial Partners, Inc.	84,455	3,166,218
PrivateBancorp, Inc.	148,262	4,523,474
SVB Financial Group (a)	18,589	2,393,891

		19,189,300

Biotechnology—3.9%
Acceleron Pharma, Inc. (a) (b)	57,302	1,976,919
Cubist Pharmaceuticals, Inc. (a) (b)	38,583	2,822,346
Emergent Biosolutions, Inc. (a)	171,797	4,341,310
Exact Sciences Corp. (a) (b)	264,760	3,751,649
KYTHERA Biopharmaceuticals, Inc. (a) (b)	16,060	638,546
Neurocrine Biosciences, Inc. (a)	169,578	2,730,206
PTC Therapeutics, Inc. (a)	94,075	2,459,121

		18,720,097

Building Products—0.9%
Apogee Enterprises, Inc.	136,440	4,533,901

Capital Markets—1.9%
Artisan Partners Asset Management, Inc. - Class A	84,702	5,442,103
Financial Engines, Inc. (b)	74,041	3,759,802

		9,201,905

Chemicals—1.1%
Flotek Industries, Inc. (a) (b)	183,050	5,097,942

Commercial Services & Supplies—1.0%
Interface, Inc.	222,907	4,580,739

Communications Equipment—0.7%
Ciena Corp. (a) (b)	151,654	3,448,612

Construction & Engineering—1.1%
MasTec, Inc. (a) (b)	119,802	5,204,199

Consumer Finance—0.9%
Encore Capital Group, Inc. (a) (b)	99,317	4,538,787

Distributors—1.1%
Pool Corp.	84,360	5,172,955

Diversified Consumer Services—4.1%
Bright Horizons Family Solutions, Inc. (a) (b)	133,239	5,210,977
Grand Canyon Education, Inc. (a)	127,674	5,962,376
LifeLock, Inc. (a) (b)	331,199	5,666,815
Nord Anglia Education, Inc. (a)	150,909	2,892,926

		19,733,094

Diversified Financial Services—0.8%
MarketAxess Holdings, Inc.	68,376	4,049,227

Diversified Telecommunication Services—1.0%
8x8, Inc. (a) (b)	465,788	5,035,168

Electrical Equipment—0.7%
Thermon Group Holdings, Inc. (a)	140,200	3,249,836

Electronic Equipment, Instruments & Components—3.4%
FEI Co.	55,299	5,696,903
IPG Photonics Corp. (a) (b)	59,146	4,204,098
Measurement Specialties, Inc. (a)	91,339	6,197,351

		16,098,352

Energy Equipment & Services—2.8%
Dril-Quip, Inc. (a)	42,052	4,714,029
Forum Energy Technologies, Inc. (a)	153,649	4,760,046
Helix Energy Solutions Group, Inc. (a)	183,021	4,205,823

		13,679,898

Food & Staples Retailing—1.1%
Susser Holdings Corp. (a) (b)	82,145	5,131,598

Health Care Equipment & Supplies—7.3%
Cardiovascular Systems, Inc. (a)	90,086	2,863,834
Cynosure, Inc. - Class A (a)	67,110	1,966,323
Globus Medical, Inc. - Class A (a)	202,708	5,390,006
Insulet Corp. (a)	96,441	4,573,232
Novadaq Technologies, Inc. (a)	264,845	5,900,747
Quidel Corp. (a) (b)	139,545	3,809,578
Spectranetics Corp. (a)	221,226	6,705,360
Wright Medical Group, Inc. (a)	128,349	3,987,803

		35,196,883

Health Care Providers & Services—3.7%
Acadia Healthcare Co., Inc. (a) (b)	113,733	5,131,633
IPC The Hospitalist Co., Inc. (a) (b)	85,441	4,193,444
MWI Veterinary Supply, Inc. (a)	21,225	3,303,035
Team Health Holdings, Inc. (a)	119,344	5,340,644

		17,968,756

Health Care Technology—1.4%
HMS Holdings Corp. (a) (b)	158,621	3,021,730
Medidata Solutions, Inc. (a)	65,772	3,574,051

		6,595,781

MSF-59

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—3.3%
Chuy’s Holdings, Inc. (a) (b)	62,775	$2,708,113
Noodles & Co. (a) (b)	89,646	3,538,328
Popeyes Louisiana Kitchen, Inc. (a) (b)	107,665	4,375,506
Vail Resorts, Inc. (b)	72,935	5,083,569

		15,705,516

Internet & Catalog Retail—1.2%
HomeAway, Inc. (a)	153,286	5,774,284

Internet Software & Services—6.8%
Cornerstone OnDemand, Inc. (a)	90,627	4,338,314
CoStar Group, Inc. (a)	16,585	3,097,083
Cvent, Inc. (a) (b)	90,890	3,285,673
Dealertrack Technologies, Inc. (a)	165,756	8,153,538
Envestnet, Inc. (a)	103,705	4,166,867
Everyday Health, Inc. (a)	131,223	1,835,810
OpenTable, Inc. (a) (b)	56,211	4,324,312
Shutterstock, Inc. (a)	49,972	3,628,467

		32,830,064

IT Services—1.8%
Cardtronics, Inc. (a)	106,973	4,155,901
InterXion Holding NV (a)	179,517	4,304,818

		8,460,719

Life Sciences Tools & Services—0.7%
Fluidigm Corp. (a) (b)	77,129	3,399,075

Machinery—3.9%
Manitowoc Co., Inc. (The) (b)	182,439	5,737,706
Middleby Corp. (The) (a)	16,707	4,414,156
Proto Labs, Inc. (a) (b)	58,719	3,973,515
RBC Bearings, Inc. (a)	71,738	4,569,711

		18,695,088

Oil, Gas & Consumable Fuels—3.8%
Diamondback Energy, Inc. (a)	76,724	5,164,293
Gulfport Energy Corp. (a)	78,462	5,584,925
Oasis Petroleum, Inc. (a) (b)	96,781	4,038,671
Rosetta Resources, Inc. (a) (b)	79,716	3,713,171

		18,501,060

Pharmaceuticals—1.3%
Medicines Co. (The) (a) (b)	101,910	2,896,282
Pacira Pharmaceuticals, Inc. (a)	48,234	3,375,898

		6,272,180

Professional Services—5.4%
Advisory Board Co. (The) (a) (b)	65,898	4,233,947
Corporate Executive Board Co. (The)	88,876	6,597,265

Professional Services—(Continued)
Huron Consulting Group, Inc. (a)	76,382	4,841,091
On Assignment, Inc. (a)	132,964	5,131,081
WageWorks, Inc. (a)	93,311	5,235,680

		26,039,064

Road & Rail—1.3%
Genesee & Wyoming, Inc. - Class A (a)	65,898	6,413,193

Semiconductors & Semiconductor Equipment—4.6%
Cavium, Inc. (a) (b)	108,064	4,725,639
Hittite Microwave Corp.	67,806	4,274,490
Monolithic Power Systems, Inc. (a)	130,030	5,041,263
Semtech Corp. (a)	139,260	3,528,848
Silicon Laboratories, Inc. (a)	91,083	4,759,087

		22,329,327

Software—6.9%
Aspen Technology, Inc. (a)	149,973	6,352,856
CommVault Systems, Inc. (a) (b)	37,822	2,456,539
FleetMatics Group plc (a) (b)	115,724	3,870,968
Gigamon, Inc. (a)	100,327	3,048,938
Guidewire Software, Inc. (a)	129,289	6,341,625
Imperva, Inc. (a)	94,388	5,257,412
Ultimate Software Group, Inc. (a)	41,083	5,628,371

		32,956,709

Specialty Retail—2.3%
Cabela’s, Inc. (a) (b)	54,473	3,568,526
Hibbett Sports, Inc. (a) (b)	73,562	3,889,959
Restoration Hardware Holdings, Inc. (a) (b)	47,607	3,503,399

		10,961,884

Textiles, Apparel & Luxury Goods—2.9%
Deckers Outdoor Corp. (a) (b)	54,644	4,356,766
Oxford Industries, Inc.	69,402	5,427,236
Tumi Holdings, Inc. (a) (b)	189,236	4,282,411

		14,066,413

Transportation Infrastructure—1.1%
Wesco Aircraft Holdings, Inc. (a) (b)	230,308	5,069,079

Total Common Stocks (Cost $334,977,692)		460,981,519

Short-Term Investments—27.1%

Mutual Fund—22.9%
State Street Navigator Securities Lending MET Portfolio (c)	110,357,837	110,357,837

MSF-60

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $20,069,000 on 04/01/14, collateralized by $20,500,000 Federal National Mortgage Association at 0.625% due 08/26/16 with a value of $20,474,375.	20,069,000	$20,069,000

Total Short-Term Investments (Cost $130,426,837)		130,426,837

Total Investments—123.0% (Cost $465,404,529) (d)		591,408,356
Other assets and liabilities (net)—(23.0)%		(110,739,539)

Net Assets—100.0%		$480,668,817

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $113,293,709 and the collateral received consisted of cash in the amount of $110,357,837 and non-cash collateral with a value of $3,415,617. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $465,404,529. The aggregate unrealized appreciation and depreciation of investments were $131,503,552 and $(5,499,725), respectively, resulting in net unrealized appreciation of $126,003,827.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$460,981,519	$—	$—	$460,981,519
Short-Term Investments
Mutual Fund	110,357,837	—	—	110,357,837
Repurchase Agreement	—	20,069,000	—	20,069,000
Total Short-Term Investments	110,357,837	20,069,000	—	130,426,837
Total Investments	$571,339,356	$20,069,000	$—	$591,408,356

Collateral for securities loaned (Liability)	$—	$(110,357,837)	$—	$(110,357,837)

*	See Schedule of Investments for additional detailed categorizations.

MSF-61

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—93.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
L-3 Communications Holdings, Inc.	153,944	$18,188,484
Rockwell Collins, Inc.	330,300	26,315,001

		44,503,485

Banks—1.0%
M&T Bank Corp. (a)	135,542	16,441,245

Capital Markets—1.0%
Northern Trust Corp.	237,400	15,563,944

Commercial Services & Supplies—1.0%
Republic Services, Inc.	478,200	16,335,312

Construction & Engineering—1.0%
Jacobs Engineering Group, Inc. (b)	261,327	16,594,264

Diversified Consumer Services—1.9%
H&R Block, Inc.	1,019,704	30,784,864

Diversified Financial Services—1.5%
IntercontinentalExchange Group, Inc.	119,412	23,623,276

Electric Utilities—3.9%
Edison International	678,049	38,384,354
Xcel Energy, Inc. (a)	785,247	23,840,099

		62,224,453

Electrical Equipment—1.6%
Hubbell, Inc. - Class B	213,251	25,562,397

Electronic Equipment, Instruments & Components—10.2%
Arrow Electronics, Inc. (b)	767,136	45,537,193
Avnet, Inc.	1,008,000	46,902,240
FLIR Systems, Inc.	1,150,700	41,425,200
Ingram Micro, Inc. - Class A (b)	932,554	27,566,296

		161,430,929

Energy Equipment & Services—4.5%
Ensco plc - Class A	456,054	24,070,530
McDermott International, Inc. (a) (b)	1,935,100	15,132,482
Patterson-UTI Energy, Inc.	1,011,556	32,046,094

		71,249,106

Food & Staples Retailing—2.7%
Kroger Co. (The)	994,200	43,396,830

Health Care Equipment & Supplies—1.1%
Becton Dickinson & Co.	144,500	16,918,060

Health Care Providers & Services—2.9%
Cigna Corp.	557,490	46,678,638

Insurance—14.8%
Alleghany Corp. (b)	95,070	38,729,616
Allied World Assurance Co. Holdings AG	177,277	18,293,214

Insurance—(Continued)
Allstate Corp. (The)	684,600	38,734,668
Aon plc	356,288	30,027,953
Arch Capital Group, Ltd. (a) (b)	554,500	31,905,930
Loews Corp.	543,300	23,932,365
Progressive Corp. (The)	1,081,900	26,203,618
Torchmark Corp.	339,800	26,742,260

		234,569,624

Internet & Catalog Retail—1.3%
Liberty Interactive Corp. - Class A (b)	722,048	20,845,526

IT Services—4.8%
Broadridge Financial Solutions, Inc.	166,128	6,169,994
NeuStar, Inc. - Class A (a) (b)	497,298	16,167,158
Teradata Corp. (a) (b)	476,993	23,463,285
Western Union Co. (The) (a)	1,813,525	29,669,269

		75,469,706

Leisure Products—1.8%
Mattel, Inc.	711,353	28,532,369

Machinery—2.2%
Joy Global, Inc. (a)	389,900	22,614,200
Kennametal, Inc. (a)	265,050	11,741,715

		34,355,915

Media—1.9%
Omnicom Group, Inc.	407,700	29,599,020

Metals & Mining—1.2%
Kinross Gold Corp. (b)	4,630,138	19,168,771

Multi-Utilities—0.6%
SCANA Corp. (a)	185,887	9,539,721

Multiline Retail—1.5%
Nordstrom, Inc. (a)	377,039	23,546,085

Oil, Gas & Consumable Fuels—7.6%
Cimarex Energy Co.	145,341	17,311,566
Denbury Resources, Inc. (a)	1,138,477	18,671,023
Hess Corp.	378,400	31,361,792
SM Energy Co.	380,806	27,147,660
Southwestern Energy Co. (b)	554,450	25,510,244

		120,002,285

Professional Services—2.4%
Manpowergroup, Inc.	286,806	22,608,917
Towers Watson & Co. - Class A	139,937	15,959,815

		38,568,732

Real Estate Investment Trusts—2.6%
American Capital Agency Corp. (a)	690,976	14,849,074
Annaly Capital Management, Inc. (a)	582,980	6,395,291

MSF-62

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Hatteras Financial Corp.	1,047,700	$19,749,145

		40,993,510

Road & Rail—1.0%
Ryder System, Inc.	200,640	16,035,149

Semiconductors & Semiconductor Equipment—7.0%
Analog Devices, Inc.	785,440	41,738,282
KLA-Tencor Corp.	430,000	29,730,200
Lam Research Corp. (b)	724,100	39,825,500

		111,293,982

Software—1.0%
Open Text Corp. (a)	38,301	1,827,341
Synopsys, Inc. (b)	376,700	14,469,047

		16,296,388

Specialty Retail—1.7%
Bed Bath & Beyond, Inc. (b)	381,900	26,274,720

Technology Hardware, Storage & Peripherals—1.4%
Lexmark International, Inc. - Class A (a)	466,500	21,594,285

Textiles, Apparel & Luxury Goods—1.7%
Coach, Inc.	550,308	27,328,295

Total Common Stocks (Cost $1,031,992,899)		1,485,320,886

Short-Term Investments—17.7%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—11.3%
State Street Navigator Securities Lending MET Portfolio (c)	180,148,146	180,148,146

Repurchase Agreement—6.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $101,097,000 on 04/01/14, collateralized by $104,625,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $103,121,330.	101,097,000	101,097,000

Total Short-Term Investments (Cost $281,245,146)		281,245,146

Total Investments—111.3% (Cost $1,313,238,045) (d)		1,766,566,032
Other assets and liabilities (net)—(11.3)%		(179,792,652)

Net Assets—100.0%		$1,586,773,380

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $176,809,394 and the collateral received consisted of cash in the amount of $180,148,146. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,313,238,045. The aggregate unrealized appreciation and depreciation of investments were $490,342,935 and $(37,014,948), respectively, resulting in net unrealized appreciation of $453,327,987.

MSF-63

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,485,320,886	$—	$—	$1,485,320,886
Short-Term Investments
Mutual Fund	180,148,146	—	—	180,148,146
Repurchase Agreement	—	101,097,000	—	101,097,000
Total Short-Term Investments	180,148,146	101,097,000	—	281,245,146
Total Investments	$1,665,469,032	$101,097,000	$—	$1,766,566,032

Collateral for securities loaned (Liability)	$—	$(180,148,146)	$—	$(180,148,146)

*	See Schedule of Investments for additional detailed categorizations.

MSF-64

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—5.0%
ABM Resources NL (a)	145,014	$3,355
Adelaide Brighton, Ltd.	230,220	856,908
Aditya Birla Minerals, Ltd. (a) (b)	49,372	13,507
AED Oil, Ltd. (a) (b)	93,946	0
Ainsworth Game Technology, Ltd.	39,892	134,971
AJ Lucas Group, Ltd. (a)	34,363	28,454
Alcyone Resources, Ltd. (a) (b)	101,457	94
Alkane Resources, Ltd. (a)	120,355	36,814
Alliance Resources, Ltd. (a)	81,385	16,621
Altium, Ltd.	6,736	14,698
Altona Mining, Ltd. (a)	67,875	10,688
AMA Group, Ltd.	90,664	21,030
Amalgamated Holdings, Ltd.	32,994	266,243
Amcom Telecommunications, Ltd.	122,691	236,948
Ansell, Ltd.	2,243	38,318
Antares Energy, Ltd. (a)	111,036	48,577
AP Eagers, Ltd.	223	1,056
APN News & Media, Ltd. (a) (c)	374,048	206,428
Aquarius Platinum, Ltd. (a)	39,840	23,863
Aquila Resources, Ltd. (a) (c)	54,538	118,438
Arafura Resources, Ltd. (a)	91,975	7,006
ARB Corp., Ltd. (c)	25,332	283,512
Aristocrat Leisure, Ltd.	202,271	1,009,908
Arrium, Ltd.	779,809	977,234
ASG Group, Ltd. (a)	59,850	21,090
Atlantic, Ltd. (a) (b)	22,059	3,580
Atlas Iron, Ltd. (c)	440,611	400,549
Aurora Oil & Gas, Ltd. (a)	197,317	750,429
Ausdrill, Ltd. (c)	152,607	113,279
Ausenco, Ltd.	72,770	38,483
Austal, Ltd. (a)	66,437	60,274
Austbrokers Holdings, Ltd.	20,900	199,816
Austin Engineering, Ltd.	26,257	56,026
Australian Agricultural Co., Ltd. (a)	211,378	245,174
Australian Infrastructure Fund, Ltd.	269,584	1,246
Australian Pharmaceutical Industries, Ltd.	174,311	91,360
Automotive Holdings Group, Ltd.	115,990	418,444
Aveo Group	72,034	134,999
AVJennings, Ltd. (a)	10,332	5,664
AWE, Ltd. (a)	335,940	473,378
Bandanna Energy, Ltd. (a) (c)	179,193	17,465
BC Iron, Ltd.	62,731	276,539
Beach Energy, Ltd.	676,773	1,070,958
Beadell Resources, Ltd. (a)	102,327	56,985
Bentham IMF, Ltd. (c)	28,777	47,544
Berkeley Resources, Ltd. (a)	25,720	6,717
Billabong International, Ltd. (a) (c)	280,601	135,356
Blackmores, Ltd.	5,962	144,306
Blackthorn Resources, Ltd. (a)	28,882	4,420
Boart Longyear, Ltd. (a) (c)	232,690	62,756
Boom Logistics, Ltd. (a)	73,674	10,653
Bradken, Ltd. (c)	90,619	366,572
Breville Group, Ltd.	42,911	379,948
Brickworks, Ltd.	4,295	56,572
BT Investment Management, Ltd.	11,643	78,970
Buru Energy, Ltd. (a) (c)	23,457	27,783
Cabcharge Australia, Ltd. (c)	55,813	210,197

Australia—(Continued)
Cape Lambert Resources, Ltd. (a)	97,229	9,020
Capral, Ltd. (a)	136,176	18,309
Cardno, Ltd. (c)	49,102	328,559
Carnarvon Petroleum, Ltd. (a)	251,902	20,567
carsales.com, Ltd.	94,922	955,964
Cash Converters International, Ltd. (c)	139,149	123,315
Cedar Woods Properties, Ltd.	26,836	185,406
Chandler Macleod Group, Ltd.	16,111	6,202
Citigold Corp., Ltd. (a)	104,691	4,147
Clinuvel Pharmaceuticals, Ltd. (a)	8,760	12,769
Coal of Africa, Ltd. (a)	133,534	9,288
Coalspur Mines, Ltd. (a)	94,441	17,535
Cockatoo Coal, Ltd. (a)	674,454	21,900
Codan, Ltd.	48,344	28,035
Coffey International, Ltd. (a)	63,637	16,533
Collection House, Ltd.	19,217	32,621
Collins Foods, Ltd.	4,975	9,245
Comet Ridge, Ltd. (a)	6,288	961
Cooper Energy, Ltd. (a)	123,859	61,591
Coventry Group, Ltd.	2,905	7,275
Credit Corp. Group, Ltd.	13,415	106,996
Crowe Horwath Australasia, Ltd.	93,561	29,511
CSG, Ltd. (a)	35,179	29,851
CSR, Ltd.	282,278	919,393
Cudeco, Ltd. (a) (c)	51,210	80,810
Cue Energy Resources, Ltd. (a)	171,183	20,638
Data #3, Ltd.	55,471	34,222
David Jones, Ltd. (c)	263,552	797,358
Decmil Group, Ltd.	82,140	158,137
Deep Yellow, Ltd. (a)	271,919	7,312
Devine, Ltd. (a)	46,180	26,059
Discovery Metals, Ltd. (a)	117,087	3,049
Domino’s Pizza Enterprises, Ltd.	23,137	429,467
Downer EDI, Ltd.	238,347	1,110,377
Drillsearch Energy, Ltd. (a) (c)	218,929	339,281
DuluxGroup, Ltd.	190,998	1,015,738
DWS, Ltd.	36,847	38,465
Echo Entertainment Group, Ltd.	45,092	102,523
Elders, Ltd. (a) (c)	150,466	14,646
Elemental Minerals, Ltd. (a)	26,469	5,402
Emeco Holdings, Ltd. (a)	314,914	73,235
Empire Oil & Gas NL (a)	591,457	4,988
Energy Resources of Australia, Ltd. (a)	40,323	49,950
Energy World Corp., Ltd. (a)	389,239	117,565
Envestra, Ltd.	514,190	537,429
Equatorial Resources, Ltd. (a)	18,658	9,173
Equity Trustees, Ltd.	452	9,479
ERM Power, Ltd.	6,161	14,056
eServGlobal, Ltd. (a)	43,068	37,367
Ethane Pipeline Income Fund	3,869	3,641
Euroz, Ltd.	21,953	25,453
Evolution Mining, Ltd.	113,688	90,726
Fairfax Media, Ltd. (c)	944,011	801,208
Fantastic Holdings, Ltd.	1,151	2,039
FAR, Ltd. (a)	882,955	47,552
Finbar Group, Ltd.	6,909	11,472
Fleetwood Corp., Ltd. (c)	30,946	72,671

MSF-65

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
FlexiGroup, Ltd.	50,884	$170,370
Flinders Mines, Ltd. (a)	606,380	15,751
Focus Minerals, Ltd. (a)	1,919,942	28,514
Forge Group, Ltd. (b)	34,499	0
Funtastic, Ltd.	88,662	10,713
G8 Education, Ltd. (a)	62,052	292,682
Galaxy Resources, Ltd. (a) (b)	75,661	5,675
Geodynamics, Ltd. (a)	82,317	5,420
Gindalbie Metals, Ltd. (a)	346,087	18,612
Global Construction Services, Ltd. (a)	9,380	4,531
Goodman Fielder, Ltd.	1,046,927	597,295
GrainCorp, Ltd. - Class A	92,744	724,495
Grange Resources, Ltd.	120,000	28,955
Greencross, Ltd.	657	5,004
Greenland Minerals & Energy, Ltd. (a)	69,811	12,324
Gryphon Minerals, Ltd. (a)	118,469	17,079
GUD Holdings, Ltd. (c)	44,683	226,064
Gunns, Ltd. (a) (b) (c)	309,759	0
GWA Group, Ltd.	136,751	370,598
Hansen Technologies, Ltd.	17,614	19,933
HFA Holdings, Ltd.	45,623	43,131
Highlands Pacific, Ltd. (a)	173,904	10,490
Hillgrove Resources, Ltd. (a)	207,073	15,558
Hills, Ltd.	80,453	126,890
Horizon Oil, Ltd. (a) (c)	652,736	187,785
Icon Energy, Ltd. (a)	157,110	22,610
IDM International, Ltd. (a) (b)	49,237	0
iiNET, Ltd. (c)	65,072	448,078
Imdex, Ltd.	98,650	60,599
Independence Group NL (c)	108,194	392,725
Indophil Resources NL (a)	149,398	21,929
Infigen Energy, Ltd. (a) (c)	282,132	52,333
Infomedia, Ltd.	67,545	44,910
Integrated Research, Ltd.	28,972	30,408
International Ferro Metals, Ltd. (a)	82,765	15,185
Intrepid Mines, Ltd. (a)	177,715	45,330
Invocare, Ltd.	52,100	523,850
IOOF Holdings, Ltd.	114,401	939,611
Iress, Ltd.	67,088	534,068
Iron Ore Holdings, Ltd. (a)	17,526	15,437
JB Hi-Fi, Ltd. (c)	51,555	896,765
Jumbo Interactive, Ltd.	17,427	28,803
Jupiter Mines, Ltd. (a) (b)	63,164	4,745
K&S Corp., Ltd.	1,802	2,525
Kagara, Ltd. (a) (b) (c)	131,297	2,801
Kangaroo Resources, Ltd. (a)	297,051	3,030
Karoon Gas Australia, Ltd. (a)	75,600	180,150
Kingsgate Consolidated, Ltd. (a)	74,801	68,638
Kingsrose Mining, Ltd. (a)	83,494	29,019
Linc Energy, Ltd. (a)	152,753	159,048
Liquefied Natural Gas, Ltd. (a)	11,253	6,159
Lycopodium, Ltd.	6,953	23,873
M2 Telecommunications Group, Ltd.	70,760	394,291
MACA, Ltd.	65,585	133,841
Macmahon Holdings, Ltd. (a)	557,730	62,101
Macquarie Atlas Roads Group	97,706	268,412
Macquarie Telecom Group, Ltd.	3,983	30,251

Australia—(Continued)
Magellan Financial Group, Ltd.	9,088	115,868
Mastermyne Group, Ltd.	5,402	2,656
Matrix Composites & Engineering, Ltd. (a)	14,874	16,689
Maverick Drilling & Exploration, Ltd. (a)	35,970	10,847
MaxiTRANS Industries, Ltd.	59,013	62,948
Mayne Pharma Group, Ltd. (a)	64,238	56,382
McPherson’s, Ltd.	34,460	39,199
Medusa Mining, Ltd. (a) (c)	60,972	117,679
Melbourne IT, Ltd.	36,135	46,347
MEO Australia, Ltd. (a)	220,030	7,960
Mermaid Marine Australia, Ltd. (c)	183,525	402,926
Metals X, Ltd. (a)	199,551	37,029
Metgasco, Ltd. (a)	117,719	10,203
Metminco, Ltd. (a)	116,326	2,482
Mincor Resources NL	105,687	64,697
Mineral Deposits, Ltd. (a)	48,078	96,691
Mineral Resources, Ltd.	61,208	652,116
Molopo Energy, Ltd. (a)	70,758	11,161
Monadelphous Group, Ltd. (c)	42,455	662,298
Morning Star Gold NL (a) (b)	33,455	652
Mortgage Choice, Ltd.	48,689	122,110
Mount Gibson Iron, Ltd.	439,215	371,096
Myer Holdings, Ltd. (c)	297,624	618,721
MyState, Ltd.	2,711	11,087
Nanosonics, Ltd. (a)	44,660	35,614
Navitas, Ltd.	96,272	654,001
Neon Energy, Ltd. (a)	259,085	6,784
Newsat, Ltd. (a) (c)	113,333	43,107
Nexus Energy, Ltd. (a)	625,142	11,595
NIB Holdings, Ltd.	238,467	619,370
Nick Scali, Ltd.	16,348	40,936
Nido Petroleum, Ltd. (a)	522,236	18,409
Noble Mineral Resources, Ltd. (a) (b)	83,737	0
Northern Iron, Ltd. (a)	90,404	16,771
Northern Star Resources, Ltd.	163,091	170,121
NRW Holdings, Ltd. (c)	162,933	160,732
Nufarm, Ltd.	92,426	341,376
Oakton, Ltd.	44,988	62,661
Orocobre, Ltd. (a) (c)	38,552	80,623
OrotonGroup, Ltd.	11,425	41,956
Otto Energy, Ltd. (a)	308,140	25,725
OZ Minerals, Ltd. (c)	103,887	344,823
Pacific Brands, Ltd.	621,651	306,350
Paladin Energy, Ltd. (a) (c)	473,815	204,525
Pan Pacific Petroleum NL (a)	55,564	5,154
PanAust, Ltd.	258,090	377,343
Panoramic Resources, Ltd.	146,618	54,491
PaperlinX, Ltd. (a)	340,846	11,376
Patties Foods, Ltd.	33,186	40,016
Peet, Ltd. (a)	110,439	145,450
Peninsula Energy, Ltd. (a)	454,116	14,749
Perpetual, Ltd.	19,830	920,131
Perseus Mining, Ltd. (a)	185,112	74,682
Pharmaxis, Ltd. (a) (c)	132,843	11,702
Phosphagenics, Ltd. (a)	345,965	30,198
Platinum Australia, Ltd. (a)	116,796	650
Pluton Resources, Ltd. (a) (b)	48,332	4,482

MSF-66

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
PMP, Ltd. (a)	158,703	$63,429
Premier Investments, Ltd.	44,992	411,923
Primary Health Care, Ltd. (c)	239,765	1,047,659
Prime Media Group, Ltd.	32,717	29,582
Programmed Maintenance Services, Ltd.	67,178	180,761
Qube Holdings, Ltd.	12,889	26,774
Quickstep Holdings, Ltd. (a)	31,204	5,066
Ramelius Resources, Ltd. (a)	155,944	15,903
RCG Corp., Ltd. (c)	51,116	37,977
RCR Tomlinson, Ltd.	68,177	176,482
REA Group, Ltd. (c)	3,805	172,111
Reckon, Ltd. (c)	46,318	86,799
Red Fork Energy, Ltd. (a) (c)	237,685	23,158
Redflex Holdings, Ltd.	19,984	20,216
Regional Express Holdings, Ltd. (a)	9,952	7,461
Regis Resources, Ltd.	164,684	346,840
Reject Shop, Ltd. (The) (c)	17,811	167,829
Resolute Mining, Ltd. (a)	248,330	135,067
Resource Generation, Ltd. (a)	58,515	10,099
Retail Food Group, Ltd. (c)	60,352	244,926
Rex Minerals, Ltd. (a)	42,465	14,576
Ridley Corp., Ltd. (a)	123,003	94,709
Roc Oil Co., Ltd. (a)	416,062	178,995
RungePincockMinarco, Ltd. (a)	4,190	2,779
Ruralco Holdings, Ltd.	7,095	22,044
SAI Global, Ltd. (c)	106,126	403,668
Salmat, Ltd.	45,807	82,227
Samson Oil & Gas, Ltd. (a)	581,639	13,706
Sandfire Resources NL (a) (c)	47,114	255,403
Saracen Mineral Holdings, Ltd. (a)	318,233	97,967
Sedgman, Ltd.	48,829	21,741
Select Harvests, Ltd.	15,247	92,924
Senex Energy, Ltd. (a)	409,015	284,779
Servcorp, Ltd.	18,320	71,884
Service Stream, Ltd.	56,942	12,184
Seven West Media, Ltd. (c)	49,793	91,483
Sigma Pharmaceuticals, Ltd.	621,692	383,487
Sihayo Gold, Ltd. (a)	181,026	4,197
Silex Systems, Ltd. (a)	28,112	54,773
Silver Chef, Ltd.	6,956	32,390
Silver Lake Resources, Ltd. (a)	112,092	44,351
Sims Metal Management, Ltd. (a)	81,094	739,118
Sirtex Medical, Ltd.	20,982	302,149
Skilled Group, Ltd.	87,824	225,003
Slater & Gordon, Ltd.	29,921	126,855
SMS Management & Technology, Ltd.	42,700	140,860
Southern Cross Electrical Engineering, Ltd.	22,440	15,397
Southern Cross Media Group, Ltd.	328,410	418,357
Spark Infrastructure Group	407,017	645,631
Specialty Fashion Group, Ltd.	57,983	48,199
St. Barbara, Ltd. (a)	192,892	49,214
Starpharma Holdings, Ltd. (a) (c)	81,789	57,638
Straits Resources, Ltd. (a) (c)	39,613	185
Strike Energy, Ltd. (a)	182,555	22,061
STW Communications Group, Ltd.	187,396	243,450
Sundance Energy Australia, Ltd. (a)	89,678	79,858
Sundance Resources, Ltd. (a) (c)	819,104	72,987

Australia—(Continued)
Sunland Group, Ltd.	73,931	116,194
Super Retail Group, Ltd.	69,714	714,022
Swick Mining Services, Ltd.	56,563	13,648
TABCORP Holdings, Ltd.	6,626	20,997
Tap Oil, Ltd. (a)	148,197	51,537
Tassal Group, Ltd.	66,700	239,807
Technology One, Ltd.	85,252	181,235
Ten Network Holdings, Ltd. (a) (c)	750,180	191,970
TFS Corp., Ltd.	78,407	120,911
Thorn Group, Ltd.	71,456	142,597
Tiger Resources, Ltd. (a)	430,981	146,669
Toro Energy, Ltd. (a)	75,052	5,082
Tox Free Solutions, Ltd.	76,909	240,014
Transfield Services, Ltd. (a)	248,514	193,559
Transpacific Industries Group, Ltd. (a)	525,544	558,374
Treasury Group, Ltd.	3,740	35,803
Troy Resources, Ltd. (a)	47,537	46,372
UGL, Ltd. (c)	29,320	191,643
Unity Mining, Ltd. (a)	173,949	3,550
UXC, Ltd.	144,893	114,944
Village Roadshow, Ltd.	32,709	211,785
Virgin Australia Holdings, Ltd. (a)	1,314,763	452,437
Virgin Australia International Holding, Ltd. (b)	968,773	1
Vision Eye Institute, Ltd. (a)	37,056	20,893
Vocus Communications, Ltd.	28,409	121,495
Watpac, Ltd.	37,999	32,774
WDS, Ltd.	55,558	60,349
Webjet, Ltd. (c)	22,295	56,868
Western Areas, Ltd. (c)	104,247	321,184
Western Desert Resources, Ltd. (a)	64,456	30,497
White Energy Co., Ltd. (a) (c)	78,162	10,873
Wide Bay Australia, Ltd.	9,275	52,042
Wotif.com Holdings, Ltd. (c)	57,535	141,487

		49,662,729

Austria—1.0%
A-TEC Industries AG (a) (b) (c)	1,749	0
Agrana Beteiligungs AG (c)	1,694	204,903
AMS AG	5,826	818,548
Austria Technologie & Systemtechnik AG	8,022	96,485
CA Immobilien Anlagen AG (a) (c)	22,098	398,684
CAT Oil AG	9,471	198,181
DO & Co. AG	638	33,061
EVN AG (c)	20,562	289,214
Flughafen Wien AG	6,864	680,859
Frauenthal Holding AG	270	3,403
Kapsch TrafficCom AG	3,069	168,767
Lenzing AG (c)	5,322	292,903
Mayr Melnhof Karton AG	4,652	582,107
Oberbank AG	174	11,950
Oesterreichische Post AG	18,004	907,087
Palfinger AG	7,563	293,806
POLYTEC Holding AG	10,783	117,064
RHI AG (c)	14,831	477,703
Rosenbauer International AG	1,972	183,716
S IMMO AG (a)	35,979	265,114

MSF-67

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Austria—(Continued)
Schoeller-Bleckmann Oilfield Equipment AG	5,616	$657,001
Semperit AG Holding	6,630	356,636
Strabag SE	10,968	283,614
Telekom Austria AG	7,113	70,577
Uniqa Insurance Group AG	11,945	158,684
Wienerberger AG (c)	71,414	1,364,501
Wolford AG (a)	1,065	25,964
Zumtobel AG	19,568	485,131

		9,425,663

Belgium—1.4%
Ablynx NV (a)	16,588	219,885
Ackermans & van Haaren NV	14,601	1,846,410
AGFA-Gevaert NV (a)	125,762	427,158
Arseus NV	13,446	724,924
Atenor Group	1,048	55,631
Banque Nationale de Belgique	124	577,519
Barco NV	8,211	658,147
Cie d’Entreprises CFE	5,563	604,891
Cie Immobiliere de Belgique S.A.	1,054	57,427
Cie Maritime Belge S.A.	8,912	279,268
D’ieteren S.A.	13,290	623,521
Deceuninck NV (a)	49,164	165,774
Econocom Group (c)	37,316	428,497
Elia System Operator S.A.	16,162	816,375
Euronav NV (a)	11,523	135,573
EVS Broadcast Equipment S.A.	8,288	538,025
Exmar NV	17,359	285,320
Galapagos NV (a) (c)	16,401	363,826
Gimv NV	250	12,785
Hamon & CIE S.A. (a)	300	6,166
Ion Beam Applications (a)	11,487	142,242
Jensen-Group NV	738	14,257
Kinepolis Group NV	2,580	505,318
Lotus Bakeries	161	183,037
Melexis NV	13,858	536,575
Mobistar S.A.	1,689	31,897
NV Bekaert S.A. (c)	18,666	762,767
Nyrstar (a) (c)	85,533	318,489
Picanol (a)	1,699	66,765
RealDolmen NV (a)	1,200	33,263
Recticel S.A.	13,561	126,375
Rentabiliweb Group (a)	440	5,698
Resilux	55	8,232
RHJ International (a)	2,453	12,346
Roularta Media Group NV (a)	1,629	28,467
Sioen Industries NV	5,558	69,722
Sipef S.A.	3,850	318,965
Tessenderlo Chemie NV (c)	16,495	476,221
ThromboGenics NV (a) (c)	18,561	524,444
Van de Velde NV	5,079	272,885
Viohalco S.A. (a)	45,397	294,603

		13,559,690

Cambodia—0.0%
NagaCorp., Ltd.	156,000	162,579

Canada—8.6%
5N Plus, Inc. (a)	33,732	116,559
Aberdeen International, Inc. (a)	9,500	1,246
Absolute Software Corp.	26,054	165,680
Acadian Timber Corp. (c)	3,800	44,686
Advantage Oil & Gas, Ltd. (a)	117,131	578,503
Aecon Group, Inc.	40,222	626,161
AG Growth International, Inc. (c)	7,238	306,412
AGF Management, Ltd. - Class B (c)	66,450	769,991
AgJunction, Inc. (a)	12,375	9,851
Ainsworth Lumber Co., Ltd. (a)	57,353	206,481
Air Canada - Class A (a)	15,459	77,330
Akita Drilling, Ltd. - Class A	2,003	30,077
Alacer Gold Corp.	38,050	96,373
Alamos Gold, Inc.	69,532	628,335
Alaris Royalty Corp. (c)	6,854	185,377
Alexco Resource Corp. (a) (c)	29,109	43,710
Algoma Central Corp.	4,410	63,188
Algonquin Power & Utilities Corp.	93,226	657,768
Alliance Grain Traders, Inc.	7,901	125,501
Alterra Power Corp. (a)	168,776	45,801
Altius Minerals Corp. (a)	9,660	128,625
Altus Group, Ltd.	14,488	236,552
Alvopetro Energy, Ltd. (a)	52,442	50,284
Amerigo Resources, Ltd. (a)	44,359	18,658
Amica Mature Lifestyles, Inc.	11,291	78,133
Anderson Energy, Ltd. (a)	46,999	10,203
Andrew Peller, Ltd. - Class A	1,139	14,012
Antrim Energy, Inc. (a)	58,587	3,445
Argonaut Gold, Inc. (a)	37,825	164,918
Arsenal Energy, Inc.	8,955	53,220
Asanko Gold, Inc. (a) (c)	23,027	47,908
ATS Automation Tooling Systems, Inc. (a)	47,088	611,228
Augusta Resource Corp. (a) (c)	16,090	49,922
AuRico Gold, Inc.	126,230	550,365
AutoCanada, Inc. (c)	10,728	596,809
Avalon Rare Metals, Inc. (a)	28,205	18,114
Avigilon Corp. (a)	4,281	110,714
Axia NetMedia Corp.	32,333	74,581
B2Gold Corp. (a)	148,473	402,912
Badger Daylighting, Ltd. (c)	18,762	705,166
Ballard Power Systems, Inc. (a)	58,407	256,241
Bankers Petroleum, Ltd. (a) (c)	167,493	815,117
Bauer Performance Sports, Ltd. (a)	12,635	162,181
Bellatrix Exploration, Ltd. (a)	79,979	676,439
Birchcliff Energy, Ltd. (a) (c)	58,552	582,607
Bird Construction, Inc. (c)	9,212	117,660
Black Diamond Group, Ltd. (c)	19,812	613,805
BlackPearl Resources, Inc. (a) (c)	117,817	280,288
BMTC Group, Inc. - Class A	5,387	73,240
BNK Petroleum, Inc. (a)	16,642	30,710
Bonterra Energy Corp. (c)	6,612	320,343
Boralex, Inc. - Class A (c)	13,002	152,896
Brookfield Real Estate Services, Inc.	800	10,703
Brookfield Residential Properties, Inc. (a)	8,385	176,043
Calfrac Well Services, Ltd. (c)	20,414	649,629
Calian Technologies, Ltd.	4,196	70,598
Calvalley Petroleums, Inc. - Class A (a)	19,422	28,988

MSF-68

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Canaccord Financial, Inc.	54,653	$405,386
Canacol Energy, Ltd. (a)	32,061	202,429
Canada Bread Co., Ltd.	139	9,078
Canadian Energy Services & Technology Corp. (c)	23,479	608,904
Canadian Western Bank (c)	28,887	972,307
Canam Group, Inc.	22,324	278,469
CanElson Drilling, Inc.	27,317	178,160
Canexus Corp. (c)	28,655	129,861
Canfor Corp. (a)	35,939	848,492
Canfor Pulp Products, Inc. (c)	21,696	230,600
CanWel Building Materials Group, Ltd.	28,809	74,531
Canyon Services Group, Inc.	31,600	391,320
Capital Power Corp. (c)	43,408	1,009,908
Capstone Infrastructure Corp. (c)	49,417	179,698
Capstone Mining Corp. (a)	178,046	470,280
Cascades, Inc.	46,236	315,768
Cash Store Financial Services, Inc. (The) (a)	3,705	369
Cathedral Energy Services, Ltd.	19,242	73,452
CCL Industries, Inc. - Class B	13,368	1,145,379
Celestica, Inc. (a)	100,007	1,094,619
Centerra Gold, Inc.	19,963	92,998
Cequence Energy, Ltd. (a) (c)	86,636	200,623
Cervus Equipment Corp.	1,370	27,673
Chaparral Gold Corp. (a)	15,698	8,520
China Gold International Resources Corp., Ltd. (a)	88,813	220,928
Chinook Energy, Inc. (a)	15,717	19,193
Churchill Corp. - Class A	11,157	112,529
Cineplex, Inc. (c)	27,567	1,049,067
Clairvest Group, Inc.	200	4,324
Clarke, Inc.	1,730	12,957
Claude Resources, Inc. (a)	78,467	14,551
Clearwater Seafoods, Inc.	1,500	10,285
Cogeco Cable, Inc.	9,471	491,327
Cogeco, Inc.	2,004	99,339
Colabor Group, Inc.	9,830	35,568
COM DEV International, Ltd. (a)	44,065	151,467
Computer Modelling Group, Ltd.	14,460	381,414
Connacher Oil and Gas, Ltd. (a)	280,466	68,499
Contrans Group, Inc. - Class A	15,374	174,531
Copper Mountain Mining Corp. (a) (c)	57,011	110,876
Corby Spirit and Wine, Ltd. (c)	11,141	200,347
Corridor Resources, Inc. (a) (c)	21,385	33,852
Corus Entertainment, Inc. - B Shares (c)	42,940	948,137
Cott Corp.	56,748	481,498
Crew Energy, Inc. (a)	69,029	548,860
Crocotta Energy, Inc. (a)	41,143	126,164
Davis & Henderson Corp. (c)	34,607	967,932
DeeThree Exploration, Ltd. (a)	46,204	396,213
Delphi Energy Corp. (a)	95,850	232,364
Denison Mines Corp. (a)	247,548	364,996
Descartes Systems Group, Inc. (The) (a)	34,536	482,651
DHX Media, Ltd. (c)	35,825	146,476
DirectCash Payments, Inc. (c)	5,874	77,629
Dominion Diamond Corp. (a)	43,482	583,986
Dorel Industries, Inc. - Class B	13,456	450,237

Canada—(Continued)
DragonWave, Inc. (a)	18,544	25,832
Duluth Metals, Ltd. (a)	31,662	18,616
Dundee Precious Metals, Inc. (a)	59,580	215,038
Dynasty Metals & Mining, Inc. (a)	8,618	10,524
E-L Financial Corp., Ltd.	112	73,451
Eastern Platinum, Ltd. (a)	420,034	30,396
easyhome, Ltd.	2,000	32,456
Eco Oro Minerals Corp. (a) (c)	16,900	6,268
EcoSynthetix, Inc. (a)	800	1,882
EGI Financial Holdings, Inc.	900	10,787
Enbridge Income Fund Holdings, Inc. (c)	25,948	622,001
Endeavour Mining Corp. (a)	114,590	81,887
Endeavour Silver Corp. (a)	38,900	167,845
Enerflex, Ltd. (c)	10,930	174,010
Energy Fuels, Inc. (a)	4,125	38,507
Enghouse Systems, Ltd.	8,877	252,298
Entree Gold, Inc. (a)	15,350	5,415
Epsilon Energy, Ltd. (a)	27,905	90,114
Equal Energy, Ltd.	10,687	48,916
Equitable Group, Inc.	5,801	303,510
Equity Financial Holdings, Inc. (a)	1,100	11,323
Essential Energy Services Trust (a) (c)	68,226	168,482
Evertz Technologies, Ltd.	14,549	222,940
Excellon Resources, Inc. (a)	21,284	27,146
Exchange Income Corp. (c)	9,565	177,630
Exco Technologies, Ltd.	13,332	107,331
Exeter Resource Corp. (a)	11,335	6,870
EXFO, Inc. (a) (c)	15,843	78,391
Extendicare Inc. (c)	45,167	282,319
Fiera Capital Corp.	1,403	18,161
Firm Capital Mortgage Investment Corp.	2,307	25,063
First Majestic Silver Corp. (a) (c)	40,360	389,179
First National Financial Corp. (c)	5,807	128,011
FirstService Corp.	12,580	597,422
Forsys Metals Corp. (a)	25,356	12,156
Fortress Paper, Ltd. - Class A (a) (c)	7,338	25,821
Fortuna Silver Mines, Inc. (a)	78,401	288,641
Fortune Bay Corp. (a) (c)	9,092	2,714
Fortune Minerals, Ltd. (a)	11,100	3,765
Gamehost, Inc.	7,859	101,517
Gasfrac Energy Services, Inc. (a)	6,993	11,955
Genesis Land Development Corp. (a)	17,608	60,206
Glacier Media, Inc.	9,600	11,723
Glentel, Inc. (c)	7,499	85,674
GLG Life Tech Corp. (a)	3,198	1,446
Gluskin Sheff & Associates, Inc.	10,833	312,888
GLV, Inc. - Class A (a)	12,735	44,466
GMP Capital, Inc.	40,036	269,080
Golden Star Resources, Ltd. (a)	142,170	83,592
Gran Tierra Energy, Inc. (a)	157,209	1,180,312
Great Canadian Gaming Corp. (a)	32,000	413,351
Great Panther Silver, Ltd. (a)	67,206	67,480
Guyana Goldfields, Inc. (a)	41,155	91,207
Hanfeng Evergreen, Inc. (a)	12,100	3,284
Heroux-Devtek, Inc. (a)	15,800	163,502
High Liner Foods, Inc.	2,800	116,331
HNZ Group, Inc. (c)	5,368	106,486

MSF-69

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Home Capital Group, Inc. (c)	26,768	$1,081,132
Horizon North Logistics, Inc.	56,814	429,638
HudBay Minerals, Inc. (c)	106,334	830,088
Imax Corp. (a) (c)	21,589	589,964
Imperial Metals Corp. (a)	23,826	306,473
Imris, Inc. (a)	14,626	23,153
Indigo Books & Music, Inc.	1,986	16,797
Innergex Renewable Energy, Inc. (c)	40,252	363,014
International Forest Products, Ltd. - Class A (a)	35,592	529,936
International Tower Hill Mines, Ltd. (a)	21,604	16,416
Intertape Polymer Group, Inc. (c)	30,446	342,604
Ithaca Energy, Inc. (a)	146,116	363,473
Ivanhoe Energy, Inc. (a) (c)	44,568	23,786
Ivernia, Inc. (a)	71,989	8,140
Jaguar Mining, Inc. (a) (c)	44,308	1,202
Just Energy Group, Inc. (c)	71,937	578,489
K-Bro Linen, Inc. (c)	4,038	142,928
Katanga Mining, Ltd. (a)	26,500	9,828
Kelt Exploration, Ltd. (a)	16,500	191,791
Killam Properties, Inc. (c)	31,951	294,799
Kingsway Financial Services, Inc. (a)	8,765	35,044
Kirkland Lake Gold, Inc. (a) (c)	26,382	80,423
Knight Therapeutics, Inc. (a) (c)	4,998	23,871
Lake Shore Gold Corp. (a)	187,975	124,126
Laramide Resources, Ltd. (a)	6,531	3,249
Laurentian Bank of Canada (c)	21,718	927,656
Le Chateau, Inc. - Class A (a)	2,899	6,975
Legacy Oil + Gas, Inc. (a)	78,837	518,449
Leisureworld Senior Care Corp. (c)	19,276	212,376
Leon’s Furniture, Ltd.	13,469	191,709
Lightstream Resources, Ltd. (c)	108,373	550,933
Linamar Corp.	20,100	927,273
Liquor Stores N.A., Ltd. (c)	13,560	150,748
Long Run Exploration, Ltd. (c)	56,849	272,546
Lucara Diamond Corp. (a)	53,900	87,761
Mainstreet Equity Corp. (a)	3,700	123,400
Major Drilling Group International, Inc. (c)	54,870	424,864
Manitoba Telecom Services, Inc.	12,054	330,599
Maple Leaf Foods, Inc. (c)	55,470	883,606
Martinrea International, Inc.	53,037	478,317
Maxim Power Corp. (a)	2,800	7,218
MBAC Fertilizer Corp. (a) (c)	37,132	20,825
McCoy Corp.	6,943	36,364
McEwen Mining - Minera Andes Andes Acquisition Corp. (a)	29,122	69,545
Mediagrif Interactive Technologies, Inc.	4,916	81,244
Medical Facilities Corp. (c)	9,958	183,216
MEGA Brands, Inc. (a) (c)	8,058	129,088
Mega Uranium, Ltd. (a)	53,800	11,436
Melcor Developments, Ltd.	2,181	42,653
Mercator Minerals, Ltd. (a)	15,910	1,439
MGM Energy Corp. (a)	6,492	910
Migao Corp. (a)	20,785	24,818
Minco Silver Corp. (a)	10,913	9,279
Mitel Networks Corp. (a)	16,243	171,466
Mood Media Corp. (a)	28,391	19,261

Canada—(Continued)
Morneau Shepell, Inc. (c)	27,362	371,262
MTY Food Group, Inc.	1,365	37,487
Mullen Group, Ltd. (c)	49,781	1,249,591
Nautilus Minerals, Inc. (a)	52,914	10,530
Nevada Copper Corp. (a)	10,550	17,082
Nevsun Resources, Ltd. (c)	116,926	395,571
New Flyer Industries, Inc. (c)	9,332	95,810
Newalta Corp. (c)	23,264	423,824
Niko Resources, Ltd. (a) (c)	15,963	31,045
Norbord, Inc.	13,816	364,053
Nordion, Inc. (a)	51,425	592,632
North American Energy Partners, Inc. (c)	14,743	106,155
North American Palladium, Ltd. (a) (c)	108,692	53,092
North West Co., Inc. (The) (c)	23,848	528,949
Northern Dynasty Minerals, Ltd. (a) (c)	27,464	27,079
Northland Power, Inc.	4,814	75,770
NuVista Energy, Ltd. (a)	49,017	424,770
OceanaGold Corp. (a)	150,911	319,432
Orvana Minerals Corp. (a)	35,962	19,843
Parex Resources, Inc. (a)	55,359	475,722
Parkland Fuel Corp. (c)	37,163	718,048
Pason Systems, Inc. (c)	35,716	903,319
Perpetual Energy, Inc. (a)	50,316	64,175
Petaquilla Minerals, Ltd. (a)	51,667	11,450
Petrobank Energy & Resources, Ltd. (a) (c)	52,473	18,037
Phoscan Chemical Corp. (a)	51,767	13,814
PHX Energy Services Corp.	14,550	174,126
Pilot Gold, Inc. (a)	11,266	14,471
Platinum Group Metals, Ltd. (a) (c)	32,084	32,215
Points International, Ltd. (a)	6,320	162,931
Polymet Mining Corp. (a) (c)	38,355	52,389
Poseidon Concepts Corp. (a)	17,540	9
Premium Brands Holdings Corp.	11,279	213,847
Primero Mining Corp. (a)	70,253	509,024
Pulse Seismic, Inc.	35,720	105,334
Pure Technologies, Ltd.	12,806	77,380
QLT, Inc. (a)	25,500	141,859
Questerre Energy Corp. - Class A (a) (c)	83,569	96,004
RB Energy, Inc. (a) (c)	76,741	56,922
Reitmans Canada, Ltd.	4,000	20,443
Reitmans Canada, Ltd. - Class A (c)	32,366	168,637
Richelieu Hardware, Ltd.	6,930	304,657
Richmont Mines, Inc. (a)	12,038	16,987
Ritchie Bros Auctioneers, Inc. (c)	47,401	1,145,685
RMP Energy, Inc. (a)	72,808	492,631
Rock Energy, Inc. (a)	6,887	35,447
Rocky Mountain Dealerships, Inc.	9,738	103,766
Rogers Sugar, Inc. (c)	52,425	219,564
RONA, Inc.	75,889	775,022
Rubicon Minerals Corp. (a) (c)	49,480	52,367
Russel Metals, Inc. (c)	34,722	946,021
Sabina Gold & Silver Corp. (a) (c)	45,006	31,755
San Gold Corp. (a)	84,387	11,450
Sandstorm Gold, Ltd. (a) (c)	21,500	120,579
Sandvine Corp. (a) (c)	90,000	254,003
Santonia Energy, Inc. (a) (c)	62,059	87,573
Savanna Energy Services Corp. (c)	55,506	388,617

MSF-70

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Scorpio Mining Corp. (a)	88,421	$21,995
Sears Canada, Inc.	4,468	66,687
Secure Energy Services, Inc. (c)	55,376	951,235
SEMAFO, Inc.	123,983	437,389
Serinus Energy, Inc. (a)	1,398	4,565
ShawCor, Ltd.	16,891	704,365
Sherritt International Corp. (c)	184,210	643,194
Shore Gold, Inc. (a)	82,170	19,325
Sierra Wireless, Inc. (a) (c)	19,913	434,482
Silver Standard Resources, Inc. (a)	37,551	372,623
Sonde Resources Corp. (a)	8,744	3,876
Southern Pacific Resource Corp. (a)	198,574	59,276
SouthGobi Resources, Ltd. (a)	65,809	36,908
Sprott Resource Corp.	60,105	135,379
Sprott, Inc.	56,427	184,262
Spyglass Resources Corp. (c)	50,541	83,206
St Andrew Goldfields, Ltd. (a)	87,850	23,840
Stantec, Inc.	20,624	1,260,535
Stella-Jones, Inc.	14,032	389,799
Stornoway Diamond Corp. (a) (c)	33,687	36,567
Strad Energy Services, Ltd.	10,641	44,277
Student Transportation, Inc. (c)	33,613	207,972
Sulliden Gold Corp., Ltd. (a)	68,700	48,472
SunOpta, Inc. (a)	35,292	416,289
Superior Plus Corp. (c)	67,466	743,316
Surge Energy, Inc. (c)	52,044	289,055
TAG Oil, Ltd. (a) (c)	22,471	61,589
Taseko Mines, Ltd. (a)	131,286	260,078
Tekmira Pharmaceuticals Corp. (a)	1,900	41,214
Tembec, Inc. (a) (c)	50,711	114,679
Teranga Gold Corp. (a)	91,593	71,144
Tethys Petroleum, Ltd. (a)	99,200	48,456
Thompson Creek Metals Co., Inc. (a) (c)	119,418	260,332
Timminco, Ltd. (a)	16,700	20
Timmins Gold Corp. (a)	87,398	109,890
TORC Oil & Gas, Ltd.	7,367	80,634
Toromont Industries, Ltd. (c)	29,983	692,145
Torstar Corp. - Class B	37,353	223,003
Total Energy Services, Inc. (c)	18,098	315,958
Transcontinental, Inc. - Class A (c)	37,360	541,053
TransForce, Inc. (c)	40,293	857,980
TransGlobe Energy Corp. (a)	36,372	277,355
Transition Therapeutics, Inc. (a)	800	6,390
Trican Well Service, Ltd.	88,161	1,115,669
Trinidad Drilling, Ltd.	72,358	758,597
TSO3, Inc. (a)	17,113	7,585
Twin Butte Energy, Ltd. (c)	153,792	314,401
Uex Corp. (a)	89,800	38,991
Uni-Select, Inc.	8,978	242,824
Ur-Energy, Inc. (a)	3,493	5,403
Valener, Inc.	7,716	108,603
Vecima Networks, Inc.	2,500	13,275
Veresen, Inc. (c)	19,607	295,834
Vicwest, Inc.	10,300	86,276
Virginia Mines, Inc. (a)	8,108	89,844
Wajax Corp. (c)	11,027	365,572
WaterFurnace Renewable Energy, Inc.	4,069	75,196
Wesdome Gold Mines, Ltd. (a)	38,107	25,163

Canada—(Continued)
West Fraser Timber Co., Ltd.	3,813	174,180
Western Energy Services Corp. (c)	13,520	122,298
Western Forest Products, Inc.	100,600	219,309
Westshore Terminals Investment Corp. (c)	4,400	131,741
Whistler Blackcomb Holdings, Inc. (c)	9,267	127,248
Whitecap Resources, Inc. (c)	72,761	812,185
Wi-Lan, Inc. (c)	82,419	246,027
Winpak, Ltd.	6,902	173,565
WSP Global, Inc. (c)	18,898	610,787
Xtreme Drilling and Coil Services Corp. (a)	11,600	47,848
Zargon Oil & Gas, Ltd. (c)	13,621	108,426
ZCL Composites, Inc.	11,681	64,983
Zenith Epigenetics Corp. (a) (b)	12,830	940

		85,007,100

Denmark—2.1%
ALK-Abello A/S	3,402	411,674
Alm Brand A/S (a)	47,930	233,509
Ambu A/S	2,661	173,334
Auriga Industries - Class B (a)	9,580	340,077
Bakkafrost P/F	8,908	147,454
Bang & Olufsen A/S (a) (c)	17,941	210,559
Bavarian Nordic A/S (a)	14,671	267,113
BoConcept Holding A/S - Class B (a)	228	4,144
Brodrene Hartmann A/S	52	1,803
D/S Norden A/S	13,959	595,043
DFDS A/S	2,274	186,362
East Asiatic Co., Ltd. A/S (a)	6,828	111,040
Genmab A/S (a)	21,485	874,969
GN Store Nord A/S	144,283	3,587,154
Greentech Energy Systems A/S (a)	1,142	2,654
Gronlandsbanken AB	17	2,080
Harboes Bryggeri A/S - Class B	1,454	25,212
IC Companys A/S	5,141	154,767
Jeudan A/S	201	22,552
Jyske Bank A/S (a)	28,997	1,594,280
NKT Holding A/S	13,143	761,566
Nordjyske Bank A/S	185	3,755
Parken Sport & Entertainment A/S (a)	2,351	33,184
PER Aarsleff A/S - Class B	962	167,223
Ringkjoebing Landbobank A/S	2,249	489,782
Rockwool International A/S - B Shares	3,675	714,398
Royal UNIBREW A/S	4,703	783,987
Schouw & Co.	8,773	429,732
SimCorp A/S	22,290	904,936
Solar A/S - B Shares	3,176	238,245
Spar Nord Bank A/S (a)	32,428	359,524
Sydbank A/S (a)	44,611	1,141,817
TK Development A/S (a)	41,237	61,676
Topdanmark A/S (a)	69,020	2,012,230
TopoTarget A/S (a)	49,340	29,618
Torm A/S (a)	9,596	2,680
United International Enterprises	1,276	257,782
Vestas Wind Systems A/S (a)	91,348	3,687,749
Vestjysk Bank A/S (a)	3,300	5,605
Zealand Pharma A/S (a) (c)	4,907	62,481

		21,093,750

MSF-71

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—2.6%
Afarak Group Oyj (a)	95,130	$49,770
Ahlstrom Oyj (c)	11,406	125,382
Aktia Bank Oyj	3,139	40,948
Alma Media Oyj (a)	32,099	123,024
Amer Sports Oyj	63,555	1,349,787
Apetit Oyj	1,205	32,717
Aspo Oyj	11,042	81,536
Atria plc	5,250	59,451
BasWare Oyj	3,525	191,322
Biotie Therapies Oyj (a) (c)	118,993	35,946
Cargotec Oyj - B Shares (c)	19,031	820,455
Caverion Corp.	58,474	629,351
Citycon Oyj	163,905	583,353
Comptel Oyj	30,187	22,042
Cramo Oyj	9,503	200,061
Elektrobit Oyj	43,163	154,411
Elisa Oyj (c)	64,534	1,858,347
F-Secure Oyj (c)	54,590	180,642
Finnair Oyj (a)	47,520	176,086
Finnlines Oyj (a)	9,624	97,971
Fiskars Oyj Abp	21,766	581,114
HKScan Oyj - A Shares	13,925	83,359
Huhtamaki Oyj	51,530	1,415,204
Ilkka-Yhtyma Oyj	2,976	10,906
Kemira Oyj (c)	57,407	837,751
Kesko Oyj - A Shares	139	5,977
Kesko Oyj - B Shares (c)	35,959	1,570,471
Konecranes Oyj (c)	26,787	854,473
Lassila & Tikanoja Oyj	17,709	353,712
Lemminkainen Oyj	4,314	78,483
Metsa Board Oyj (c)	135,387	623,877
Munksjo Oyj (a)	6,311	52,720
Neste Oil Oyj (c)	76,825	1,566,312
Okmetic Oyj	6,360	39,897
Olvi Oyj - A Shares	8,023	275,388
Oriola-KD Oyj - B Shares (a)	67,230	232,871
Orion Oyj - Class A (c)	19,816	596,369
Orion Oyj - Class B (c)	43,350	1,309,725
Outokumpu Oyj (a) (c)	2,556,930	653,486
Outotec Oyj (c)	95,223	1,055,626
PKC Group Oyj	12,102	377,468
Ponsse Oy	3,208	46,463
Poyry Oyj (a)	21,383	124,423
Raisio plc - V Shares (c)	73,120	483,676
Ramirent Oyj (c)	63,927	701,144
Rapala VMC Oyj	8,902	69,296
Rautaruukki Oyj (a)	58,187	645,155
Saga Furs Oyj (a)	836	32,586
Sanoma Oyj (c)	49,815	347,217
Sievi Capital plc (a)	10,528	17,285
SRV Group plc	30	155
Stockmann Oyj Abp - B Shares (c)	16,769	247,686
Talvivaara Mining Co. plc (a) (c)	286,881	17,184
Technopolis plc (c)	45,493	264,216
Teleste Oyj	772	4,820
Tieto Oyj (c)	35,284	907,857
Tikkurila Oyj (c)	22,439	529,214

Finland—(Continued)
Uponor Oyj (c)	31,280	570,091
Vacon plc (c)	10,350	436,036
Vaisala Oyj - A Shares (c)	4,116	127,605
YIT Oyj (c)	63,300	675,501

		25,635,401

France—5.0%
ABC Arbitrage	4,710	33,091
Air France-KLM (a)	88,070	1,327,439
Akka Technologies S.A.	930	33,375
ALBIOMA	12,430	334,188
Alcatel-Lucent (a)	1,443,534	5,703,770
Altamir Amboise	14,407	215,370
Alten S.A.	14,440	775,976
Altran Technologies S.A.	70,704	799,181
April	10,645	259,001
Assystem	8,352	256,059
Audika Groupe (a)	2,159	33,494
Aurea S.A.	1,221	8,501
Axway Software S.A.	2,927	90,729
Beneteau S.A. (a) (c)	24,266	391,380
Bigben Interactive (a)	2,504	26,817
BioMerieux (c)	428	46,948
Boiron S.A.	3,511	285,347
Bonduelle S.C.A.	10,633	314,918
Bongrain S.A.	3,472	301,232
Bourbon S.A. (c)	28,193	926,957
Boursorama (a)	10,971	183,201
Bull (a) (c)	40,990	202,672
Burelle S.A.	184	166,059
Cegedim S.A. (a)	2,929	112,170
Cegid Group	3,132	128,435
Cie des Alpes (a)	3,241	72,349
Ciments Francais S.A.	2,486	269,498
Club Mediterranee S.A. (a)	18,244	446,827
Derichebourg S.A.	62,135	210,292
Devoteam S.A.	4,902	124,558
DNXCorp.	277	7,291
Eiffage S.A.	6,266	469,488
Electricite de Strasbourg	88	14,068
Eramet	935	112,823
Esso S.A. Francaise	1,261	68,615
Etablissements Maurel et Prom	48,019	739,834
Euler Hermes S.A.	4,077	514,590
Euro Disney SCA (a)	11,454	66,165
Eurofins Scientific (c)	2,648	792,997
Exel Industries - A Shares	618	56,958
Faiveley Transport S.A.	4,347	315,571
Faurecia (a)	31,389	1,328,657
Fimalac	3,854	297,430
Fleury Michon S.A.	141	11,616
GameLoft SE (a) (c)	28,377	300,515
GEA	400	50,477
GECI International (a) (b)	9,793	0
GL Events	6,578	149,981
Groupe Crit	1,538	94,015

MSF-72

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Groupe Flo	5,857	$24,944
Groupe Steria SCA	17,694	357,413
Guerbet	2,652	116,694
Haulotte Group S.A. (a)	9,947	210,476
Havas S.A.	149,144	1,118,323
Hi-Media S.A. (a)	20,464	65,742
Ingenico (c)	9,890	926,396
Interparfums S.A.	4,774	224,556
Ipsen S.A.	8,509	348,659
IPSOS	21,840	887,577
Jacquet Metal Service	9,036	195,994
Korian S.A.	25,022	959,392
L.D.C. S.A.	10	1,827
Lagardere SCA	7,753	308,172
Lanson-BCC	14	791
Laurent-Perrier	1,493	146,874
Lectra	9,479	102,319
LISI	2,482	409,602
Maisons France Confort	1,754	88,761
Manitou BF S.A.	5,576	96,039
Manutan International	589	41,957
Mersen	11,165	377,242
METabolic EXplorer S.A. (a)	2,657	12,125
Metropole Television S.A.	30,423	661,663
Montupet	4,620	375,200
Mr. Bricolage	601	10,970
Naturex	2,702	239,061
Neopost S.A. (c)	19,254	1,520,802
Nexans S.A.	15,968	838,168
Nexity S.A.	16,880	724,464
NextRadioTV	2,643	95,831
Norbert Dentressangle S.A.	2,772	454,479
NRJ Group (a)	13,425	166,368
Orco Property Group (a)	4,469	6,103
Orpea	16,527	1,097,389
Parrot S.A. (a)	4,759	144,338
Peugeot S.A. (a) (c)	149,258	2,818,549
Pierre & Vacances S.A. (a)	3,103	128,615
Plastic Omnium S.A.	38,571	1,434,202
Rallye S.A.	13,808	645,605
Recylex S.A. (a)	8,543	34,954
Robertet S.A.	14	3,281
Rubis SCA	20,204	1,455,534
S.A. des Ciments Vicat (c)	6,569	553,774
Saft Groupe S.A.	20,232	707,047
Samse S.A.	107	13,740
Sartorius Stedim Biotech	1,387	278,278
Schneider Electric S.A.	5,900	519,061
SEB S.A.	4,929	425,446
Seche Environnement S.A.	1,555	77,980
Sequana S.A. (a) (c)	5,112	47,660
Soc Mar Tunnel Prado Car	293	12,839
Societe d’Edition de Canal Plus	35,730	316,576
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	16	875
Societe Internationale de Plantations d’Heveas S.A.	853	54,550

France—(Continued)
Societe Television Francaise 1	71,332	1,180,852
SOITEC (a) (c)	113,224	361,696
Solocal Group (a) (c)	80,591	206,769
Somfy S.A.	183	57,727
Sopra Group S.A.	2,515	300,053
Spir Communication S.A. (a)	848	17,357
Ste Industrielle d’Aviation Latecoere S.A. (a)	4,144	78,972
STEF S.A.	1,857	152,929
Store Electronic (a)	715	15,476
Sword Group	3,919	97,695
Synergie S.A.	5,633	144,256
Technicolor S.A. (a)	37,128	268,601
Teleperformance	32,917	1,911,465
Tessi S.A.	895	107,781
TFF Group	308	25,962
Theolia S.A. (a)	38,488	68,406
Thermador Groupe	1,082	118,531
Total Gabon	421	224,481
Touax S.A.	1,668	46,188
Trigano S.A. (a)	5,078	139,249
UBISOFT Entertainment (a)	63,478	1,139,254
Union Financiere de France BQE S.A.	2,306	62,304
Valneva SE (a) (c)	10,872	97,355
Vetoquinol S.A.	469	24,478
Viel et Co.	3,978	13,385
Vilmorin & Cie S.A.	2,888	405,076
Virbac S.A.	1,982	442,634
VM Materiaux S.A. (a)	235	11,641
Vranken-Pommery Monopole S.A.	1,317	43,750

		50,120,525

Germany—5.3%
Aareal Bank AG (a)	32,420	1,425,441
Adler Modemaerkte AG	4,862	73,178
ADVA Optical Networking SE (a)	20,269	92,633
Air Berlin plc (a) (c)	23,494	56,680
Aixtron SE (a) (c)	47,389	774,687
Allgeier SE	2,942	72,396
Amadeus Fire AG	2,610	228,923
Analytik Jena AG	501	9,662
AS Creation Tapeten (a)	800	35,291
Aurubis AG	20,108	1,093,448
Balda AG (c)	19,993	92,653
Bauer AG	6,926	182,976
BayWa AG	7,596	432,342
Bechtle AG	9,570	824,316
Bertrandt AG	2,980	456,822
Bijou Brigitte AG	2,105	214,235
Biotest AG	1,823	227,428
Borussia Dortmund GmbH & Co. KGaA	36,335	196,610
CANCOM SE	7,824	372,178
Carl Zeiss Meditec AG	9,499	266,712
Celesio AG (c)	49,773	1,701,083
CENIT AG	5,981	93,107
CENTROTEC Sustainable AG	5,202	134,993
Cewe Color Holding AG	3,145	242,075

MSF-73

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Colonia Real Estate AG (a)	5,281	$33,332
Comdirect Bank AG	18,315	218,710
CompuGroup Medical AG	13,628	341,707
Constantin Medien AG (a)	23,577	51,334
CropEnergies AG	13,948	99,308
CTS Eventim AG	9,997	666,526
DAB Bank AG	12,773	66,880
Data Modul AG	138	3,280
Delticom AG	2,140	104,810
Deutsche Beteiligungs AG (c)	2,815	78,256
Deutsche Wohnen AG (a)	145,731	3,096,408
Deutz AG (a)	62,092	525,363
Dialog Semiconductor plc (a) (c)	27,192	672,310
Dr. Hoenle AG	2,084	39,946
Draegerwerk AG & Co. KGaA	1,630	168,574
Drillisch AG	30,810	1,119,565
Duerr AG	11,256	869,923
Eckert & Ziegler AG	2,469	82,049
Elmos Semiconductor AG	7,336	137,538
ElringKlinger AG (c)	16,988	669,457
Euromicron AG	3,803	70,043
Evotec AG (a) (c)	59,728	317,855
First Sensor AG (a)	3,155	40,831
Francotyp-Postalia Holding AG (a)	3,300	20,711
Freenet AG	56,906	1,992,357
GAGFAH S.A. (a)	36,892	560,569
Gerresheimer AG	16,223	1,051,657
Gerry Weber International AG (c)	9,842	487,040
Gesco AG	2,077	217,988
GFK SE	8,794	478,223
GFT Technologies AG	9,142	103,411
Gildemeister AG (c)	39,050	1,197,401
Grammer AG	7,596	371,899
Grenkeleasing AG	2,371	261,011
H&R AG (a)	7,029	75,942
Hamburger Hafen und Logistik AG (c)	8,767	210,812
Hansa Group AG (a)	5,987	11,489
Hawesko Holding AG	1,663	90,067
Heidelberger Druckmaschinen AG (a) (c)	153,682	473,430
Homag Group AG	2,798	73,310
Indus Holding AG	13,812	608,394
Init Innovation In Traffic Systems AG	2,361	76,173
Intershop Communications AG (a)	7,747	19,313
Isra Vision AG	2,083	150,558
Jenoptik AG	28,871	523,724
Joyou AG (a)	688	12,075
Kloeckner & Co. SE (a) (c)	68,249	1,008,113
Koenig & Bauer AG	6,051	102,520
Kontron AG	32,374	221,667
Krones AG	6,921	661,489
KSB AG	111	71,261
KUKA AG (c)	14,184	693,940
KWS Saat AG	1,120	405,903
Leifheit AG	945	47,024
Leoni AG	22,210	1,620,361
LPKF Laser & Electronics AG	12,759	299,151
Manz AG (a)	1,272	114,523

Germany—(Continued)
MasterFlex SE (a)	280	2,673
Medigene AG (a)	3,423	25,724
MLP AG	33,383	221,651
Mobotix AG	2,035	40,164
Morphosys AG (a)	4,850	449,630
Muehlbauer Holding AG & Co. KGaA	1,575	39,925
MVV Energie AG	6,393	206,951
Nemetschek AG	3,207	265,100
Nexus AG	2,080	34,385
Nordex SE (a)	38,948	628,680
NORMA Group	17,872	947,868
OHB AG	3,264	90,902
Patrizia Immobilien AG (a)	23,153	266,613
Pfeiffer Vacuum Technology AG	5,733	700,309
PNE Wind AG (c)	33,344	130,960
Progress-Werk Oberkirch AG	822	64,374
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	2,118	39,505
PVA TePla AG	3,358	13,779
QSC AG	59,062	294,531
R Stahl AG	1,594	76,415
Rational AG	941	335,108
Rheinmetall AG	24,744	1,739,965
Rhoen Klinikum AG	61,526	1,970,524
RIB Software AG	1,026	15,995
SAF-Holland S.A. (a)	31,896	497,108
Salzgitter AG (c)	23,207	918,290
Schaltbau Holding AG	2,601	165,167
SGL Carbon SE (c)	28,680	976,908
SHW AG	1,051	67,583
Singulus Technologies AG (a) (c)	35,179	119,684
Sixt SE	9,652	385,717
SKW Stahl-Metallurgie Holding AG	3,578	56,835
SMA Solar Technology AG	3,340	177,138
SMT Scharf AG	2,145	56,321
Softing AG	528	11,506
Software AG (c)	21,874	792,219
Solarworld AG (a) (c)	348	18,605
Stada Arzneimittel AG	33,026	1,415,444
Stroeer Media AG (a)	12,029	216,962
Surteco SE	140	5,789
Suss Microtec AG (a)	12,728	122,537
TAG Immobilien AG	77,264	957,876
Takkt AG	12,691	279,924
Technotrans	2,013	23,542
Telegate AG	2,507	20,324
Tom Tailor Holding AG (a)	11,440	209,752
Tomorrow Focus AG	8,355	48,787
TUI AG (c)	85,669	1,430,081
Vossloh AG	4,207	397,899
VTG AG	6,281	125,742
Wacker Neuson SE	14,840	256,007
Washtec AG	3,397	55,030
Wincor Nixdorf AG	16,507	1,185,759
XING AG	1,747	251,252

		52,934,899

MSF-74

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Greece—0.0%
Bank of Cyprus plc (a) (b)	596,049	$0
Bank of Greece	1,822	39,369
Marfin Investment Group Holdings S.A. (a)	382,614	279,169
Proton Bank S.A. (a) (b)	14,856	0
TT Hellenic Postbank S.A. (a) (b)	71,180	0

		318,538

Hong Kong—2.7%
Alco Holdings, Ltd.	136,000	22,801
Allan International Holdings	70,000	20,757
Allied Group, Ltd.	22,000	96,435
Allied Properties HK, Ltd.	1,774,024	329,349
Anxian Yuan China Holdings, Ltd. (a)	420,000	10,611
Apac Resources, Ltd. (a)	2,300,000	49,524
APT Satellite Holdings, Ltd.	158,000	187,334
Arts Optical International Holdings, Ltd.	16,000	4,208
Asia Financial Holdings, Ltd.	300,000	124,927
Asia Satellite Telecommunications Holdings, Ltd.	66,000	272,873
Asia Standard International Group, Ltd.	370,000	100,570
Associated International Hotels, Ltd.	14,000	37,001
Aupu Group Holding Co., Ltd.	246,000	26,332
Bel Global Resources Holdings, Ltd. (a) (b)	520,000	0
Bonjour Holdings, Ltd.	810,000	145,464
Bossini International Holdings	438,000	36,729
Brightoil Petroleum Holdings, Ltd. (a) (c)	1,156,000	362,810
Brockman Mining, Ltd. (a) (c)	2,516,770	120,492
Burwill Holdings, Ltd. (a)	1,294,000	75,670
Cafe de Coral Holdings, Ltd.	144,000	435,873
Century City International Holdings, Ltd.	616,000	44,481
Champion Technology Holdings, Ltd.	2,415,093	62,092
Chen Hsong Holdings	150,000	45,059
Cheuk Nang Holdings, Ltd.	85,823	77,573
Chevalier International Holdings, Ltd.	70,000	115,546
China Billion Resources, Ltd. (a) (b)	476,000	0
China Daye Non-Ferrous Metals Mining, Ltd. (a) (c)	2,682,000	51,873
China Electronics Corp. Holdings Co., Ltd.	352,000	70,238
China Energy Development Holdings, Ltd. (a)	3,046,000	39,328
China Environmental Investment Holdings, Ltd. (a)	1,215,000	28,337
China Financial Services Holdings, Ltd.	288,000	23,912
China Flavors & Fragrances Co., Ltd. (a)	70,147	13,178
China Infrastructure Investment, Ltd. (a)	626,000	10,655
China Metal International Holdings, Inc.	300,000	88,958
China Nuclear Industry 23 International Corp., Ltd. (a)	106,000	14,924
China Renji Medical Group, Ltd. (a)	2,356,000	13,670
China Solar Energy Holdings, Ltd. (a) (b)	162,000	1,410
China Strategic Holdings, Ltd. (a)	770,000	16,181
China Ting Group Holdings, Ltd.	318,550	22,588
China-Hongkong Photo Products Holdings, Ltd.	284,000	20,870
Chinney Investment, Ltd.	8,000	1,238
Chong Hing Bank, Ltd. (c)	17,545	61,752
Chow Sang Sang Holdings International, Ltd. (c)	155,000	368,091

Hong Kong—(Continued)
Chu Kong Shipping Enterprise Group Co., Ltd.	252,000	69,725
Chuang’s China Investments, Ltd.	341,000	21,326
Chuang’s Consortium International, Ltd.	546,357	67,159
CITIC Telecom International Holdings, Ltd.	716,000	265,383
CK Life Sciences International Holdings, Inc.	1,874,000	193,355
CNT Group, Ltd.	246,000	11,914
Cosmos Machinery Enterprises, Ltd. (a)	60,000	4,332
CP Lotus Corp. (a)	1,750,000	41,199
Cross-Harbour Holdings, Ltd. (The)	119,000	97,747
CSI Properties, Ltd.	3,554,023	126,090
CST Mining Group, Ltd. (a)	8,984,000	64,874
Culture Landmark Investment, Ltd. (a)	86,400	4,440
Culturecom Holdings, Ltd. (a) (c)	215,000	29,402
Dah Sing Banking Group, Ltd. (c)	195,600	309,241
Dah Sing Financial Holdings, Ltd.	82,000	383,227
Dan Form Holdings Co., Ltd.	568,000	53,478
Dickson Concepts International, Ltd.	131,000	76,001
Dingyi Group Investment, Ltd. (a)	455,000	27,864
Dorsett Hospitality International, Ltd.	415,000	79,185
Eagle Nice International Holdings, Ltd.	120,000	18,258
EcoGreen Fine Chemicals Group, Ltd.	90,000	21,237
Emperor Capital Group, Ltd.	84,000	3,954
Emperor Entertainment Hotel, Ltd.	325,000	130,675
Emperor International Holdings	691,250	169,326
Emperor Watch & Jewellery, Ltd.	2,380,000	178,173
ENM Holdings, Ltd. (a)	556,000	35,525
EPI Holdings, Ltd. (a)	1,842,000	59,370
Esprit Holdings, Ltd. (c)	1,156,450	1,926,298
eSun Holdings, Ltd. (a)	400,000	50,208
Fairwood Holdings, Ltd.	48,500	98,060
Far East Consortium International, Ltd.	711,010	244,852
Fountain SET Holdings, Ltd. (a)	422,000	53,341
Fujikon Industrial Holdings, Ltd.	100,000	23,906
G-Resources Group, Ltd. (a)	14,821,800	437,591
Genting Hong Kong, Ltd. (a)	101,229	40,354
Get Nice Holdings, Ltd.	2,326,000	103,609
Giordano International, Ltd. (c)	798,000	516,385
Glorious Sun Enterprises, Ltd.	262,000	60,464
Gold Peak Industries Holding, Ltd.	277,714	26,106
Golden Resources Development International, Ltd.	370,000	20,512
Goldin Financial Holdings, Ltd. (a) (c)	200,000	81,535
Goldin Properties Holdings, Ltd. (a) (c)	286,000	123,153
Good Fellow Resources Holdings, Ltd. (a)	120,000	6,358
Guangnan Holdings, Ltd.	264,000	34,727
Guotai Junan International Holdings, Ltd. (c)	288,000	155,250
Haitong International Securities Group, Ltd. (c)	242,365	127,708
Hao Tian Development Group, Ltd. (a)	1,140,000	28,807
Harbour Centre Development, Ltd.	88,000	151,420
HKR International, Ltd.	449,600	177,371
Hon Kwok Land Investment Co., Ltd.	140,000	46,759
Hong Kong Aircraft Engineering Co., Ltd.	5,200	60,310
Hong Kong Ferry Holdings Co., Ltd.	10,000	9,633
Hong Kong Television Network, Ltd. (a)	270,000	80,686
Hongkong Chinese, Ltd.	920,000	237,206

MSF-75

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Hsin Chong Construction Group, Ltd.	348,000	$49,902
Hung Hing Printing Group, Ltd.	252,000	39,337
Hutchison Telecommunications Hong Kong Holdings, Ltd. (c)	860,000	285,216
Hybrid Kinetic Group, Ltd. (a)	1,740,000	24,154
Imagi International Holdings, Ltd. (a)	4,131,000	46,335
International Standard Resources Holdings, Ltd. (a)	935,000	18,927
IPE Group, Ltd.	285,000	17,639
IRC, Ltd. (a)	600,000	57,242
IT, Ltd.	330,000	86,792
ITC Properties Group, Ltd.	81,000	36,157
Jinhui Holdings, Ltd. (a)	70,000	16,250
Johnson Electric Holdings, Ltd. (c)	488,500	451,137
K Wah International Holdings, Ltd.	820,967	552,894
Kam Hing International Holdings, Ltd.	196,000	14,919
Kantone Holdings, Ltd.	930,000	14,816
Keck Seng Investments	94,000	73,522
King Stone Energy Group, Ltd. (a)	792,000	26,561
Kingmaker Footwear Holdings, Ltd.	102,000	22,488
Kingston Financial Group, Ltd.	2,171,000	218,454
Ko Yo Chemical Group, Ltd. (a)	2,680,000	27,296
Kowloon Development Co., Ltd.	173,000	209,496
L’Occitane International S.A.	56,250	138,925
Lai Sun Development (a)	7,569,666	178,072
Lai Sun Garment International, Ltd. (a)	498,800	72,047
Lam Soon Hong Kong, Ltd.	15,000	14,733
Landsea Green Properties Co., Ltd. (a)	120,000	9,143
Lee’s Pharmaceutical Holdings, Ltd.	110,000	127,635
Lerado Group Holdings Co., Ltd.	202,000	27,866
Lifestyle International Holdings, Ltd.	39,500	80,405
Lippo China Resources, Ltd.	2,106,000	96,438
Lippo, Ltd.	122,000	75,813
Liu Chong Hing Investment, Ltd.	90,000	186,005
Luen Thai Holdings, Ltd.	156,000	48,873
Luk Fook Holdings International, Ltd. (c)	166,000	524,670
Luks Group Vietnam Holdings Co., Ltd.	68,000	20,865
Lung Kee Bermuda Holdings	116,000	41,332
Magnificent Estates	1,560,000	74,675
Man Wah Holdings, Ltd.	216,800	367,106
Man Yue Technology Holdings, Ltd.	88,000	29,506
Matrix Holdings, Ltd.	36,000	6,962
Mei Ah Entertainment Group, Ltd. (a)	800,000	14,439
Midland Holdings, Ltd.	460,000	245,079
Ming Fai International Holdings, Ltd.	145,000	14,211
Ming Fung Jewellery Group, Ltd. (a)	1,440,000	19,166
Miramar Hotel & Investment	4,000	4,957
Mongolia Energy Corp., Ltd. (a)	1,688,000	46,789
Mongolian Mining Corp. (a) (c)	941,500	90,989
National Electronic Holdings, Ltd.	166,000	19,262
Natural Beauty Bio-Technology, Ltd.	290,000	15,587
Neo-Neon Holdings, Ltd. (a)	420,500	92,197
Neptune Group, Ltd. (a)	1,060,000	27,851
New Century Group Hong Kong, Ltd.	912,000	19,888
New Times Energy Corp., Ltd. (a)	204,200	12,383
Newocean Energy Holdings, Ltd. (c)	616,000	476,504
Next Media, Ltd. (a)	414,000	42,795

Hong Kong—(Continued)
North Asia Resources Holdings, Ltd. (a)	335,000	6,396
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (a)	555,882	36,551
Orient Overseas International, Ltd.	2,500	11,525
Oriental Watch Holdings	271,600	67,599
Pacific Andes International Holdings, Ltd.	1,213,323	47,824
Pacific Basin Shipping, Ltd.	1,010,000	647,457
Pacific Textile Holdings, Ltd.	270,000	354,371
Paliburg Holdings, Ltd.	362,000	113,966
Pan Asia Environmental Protection Group, Ltd. (a)	38,000	6,733
Paradise Entertainment, Ltd. (a)	76,000	58,977
PCCW, Ltd.	521,000	260,310
Pearl Oriental Oil, Ltd. (a)	1,170,000	37,095
Pico Far East Holdings, Ltd.	468,000	133,583
Ping Shan Tea Group, Ltd. (a)	460,000	8,151
Playmates Holdings, Ltd.	64,000	87,495
Playmates Toys, Ltd.	28,000	13,148
PNG Resources Holdings, Ltd.	1,944,000	17,123
Polytec Asset Holdings, Ltd.	965,000	150,575
Public Financial Holdings, Ltd.	166,000	79,373
PYI Corp., Ltd.	2,714,366	59,491
Regal Hotels International Holdings, Ltd.	454,000	225,170
Richfield Group Holdings, Ltd. (a)	944,000	26,418
Rising Development Holdings, Ltd. (a)	272,000	150,710
Rivera Holdings, Ltd.	20,000	851
SA SA International Holdings, Ltd. (c)	548,000	438,033
Sandmartin International Holdings, Ltd. (a)	104,000	5,628
SEA Holdings, Ltd.	94,000	50,454
Shenyin Wanguo HK, Ltd.	155,000	50,191
Shougang Concord Technology Holdings (a)	634,000	29,123
Shun Tak Holdings, Ltd. (c)	979,500	505,598
Silver base Group Holdings, Ltd. (a) (c)	422,000	56,764
Sing Tao News Corp., Ltd.	276,000	37,317
Singamas Container Holdings, Ltd.	942,000	216,175
SIS International Holdings	16,000	5,776
Sitoy Group Holdings, Ltd.	110,000	62,704
SmarTone Telecommunications Holdings, Ltd. (c)	206,500	229,081
SOCAM Development, Ltd. (b)	179,876	162,452
Solomon Systech International, Ltd. (a)	920,000	42,698
Soundwill Holdings, Ltd.	50,000	91,676
South China China, Ltd. (a)	496,000	40,286
Stella International Holdings, Ltd.	60,000	143,463
Stelux Holdings International, Ltd.	260,500	80,977
Success Universe Group, Ltd. (a)	240,000	11,962
Sun Hing Vision Group Holdings, Ltd.	42,000	12,346
Sun Hung Kai & Co., Ltd.	400,440	257,871
Superb Summit International Group, Ltd. (a)	2,630,000	301,671
TAI Cheung Holdings (c)	250,000	181,233
Talent Property Group, Ltd. (a)	420,000	5,848
Tan Chong International, Ltd.	63,000	25,585
Tao Heung Holdings, Ltd.	204,000	134,931
Taung Gold International, Ltd. (a) (b) (c)	700,000	2,707
Television Broadcasts, Ltd.	24,900	149,786
Texwinca Holdings, Ltd.	298,000	321,688
Titan Petrochemicals Group, Ltd. (a)	1,000,000	322

MSF-76

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Town Health International Investments, Ltd. (a)	148,000	$95,490
Tradelink Electronic Commerce, Ltd.	356,000	87,663
Transport International Holdings, Ltd.	109,600	204,886
Trinity, Ltd. (c)	632,000	166,142
TSC Group Holdings, Ltd. (a)	267,000	135,970
Tse Sui Luen Jewellery International, Ltd.	40,000	14,854
United Laboratories International Holdings, Ltd. (The) (a) (c)	355,000	211,454
Universal Technologies Holdings, Ltd. (a)	710,000	45,768
Up Energy Development Group, Ltd. (a)	92,000	6,767
Upbest Group, Ltd.	8,000	928
Value Convergence Holdings, Ltd. (a)	104,000	16,763
Value Partners Group, Ltd.	380,000	228,789
Varitronix International, Ltd.	182,000	199,762
Vedan International Holdings, Ltd.	296,000	16,097
Victory City International Holdings, Ltd. (b)	699,276	101,873
Vitasoy International Holdings, Ltd.	380,000	552,131
VST Holdings, Ltd.	487,200	125,665
VTech Holdings, Ltd.	5,600	72,025
Wai Kee Holdings, Ltd.	54,000	14,481
Wang On Group, Ltd.	3,040,000	63,884
Win Hanverky Holdings, Ltd.	332,000	47,088
Wing On Co. International, Ltd.	46,000	121,609
Wing Tai Properties, Ltd.	280,000	163,391
Xinyi Glass Holdings, Ltd. (c)	930,000	758,753
Xinyi Solar Holdings, Ltd. (a)	930,000	279,637
Xpress Group, Ltd. (a)	600,000	34,809
Yeebo International Holdings, Ltd.	158,000	26,481
YGM Trading, Ltd.	48,000	100,747
Yugang International, Ltd. (a)	1,466,000	14,927
Zhuhai Holdings Investment Group, Ltd. (a)	218,000	39,382

		26,872,939

Ireland—1.4%
Aer Lingus Group plc	42,387	95,527
C&C Group plc	204,054	1,329,103
DCC plc	50,148	2,726,774
Endo International plc (a) (c)	8,162	560,598
FBD Holdings plc	15,309	390,290
Glanbia plc	57,037	875,552
Grafton Group plc	111,227	1,199,609
Greencore Group plc	238,369	1,095,421
IFG Group plc	44,002	104,694
Independent News & Media plc (a)	35,056	8,652
Irish Continental Group plc	1,706	71,528
Kenmare Resources plc (a)	145,693	34,994
Kingspan Group plc	67,194	1,280,632
Paddy Power plc	27,063	2,144,137
Smurfit Kappa Group plc	35,986	875,313
UDG Healthcare plc	117,031	685,428

		13,478,252

Israel—1.0%
Africa Israel Investments, Ltd. (a)	50,825	117,684
Africa Israel Properties, Ltd. (a)	7,501	135,279

Israel—(Continued)
Africa Israel Residences, Ltd.	880	13,628
Airport City, Ltd. (a)	18,842	197,025
AL-ROV Israel, Ltd. (a)	2,628	110,596
Allot Communications, Ltd. (a)	8,366	109,717
Alon Holdings Blue Square Israel, Ltd. (a)	8,063	31,858
Alrov Properties and Lodgings, Ltd. (a)	1,923	58,387
Amot Investments, Ltd.	28,877	93,147
AudioCodes, Ltd. (a)	17,523	130,618
Avgol Industries 1953, Ltd.	46,857	49,880
Azorim-Investment Development & Construction Co., Ltd. (a)	23,712	23,802
Babylon, Ltd.	13,198	20,813
Bayside Land Corp.	413	107,851
Big Shopping Centers 2004, Ltd. (a)	716	29,459
Bio-cell, Ltd. (a)	2,190	16,961
BioLine RX, Ltd. (a)	25,645	5,662
Blue Square Real Estate, Ltd.	344	14,511
Cellcom Israel, Ltd.	11,368	155,602
Ceragon Networks, Ltd. (a)	14,799	42,933
Clal Biotechnology Industries, Ltd. (a)	17,580	63,298
Clal Insurance Enterprises Holdings, Ltd.	10,363	206,217
Compugen, Ltd. (a)	13,456	141,200
Delek Automotive Systems, Ltd.	16,947	179,250
Delta-Galil Industries, Ltd.	5,417	170,835
Direct Insurance Financial Investments, Ltd.	5,783	36,844
Elbit Systems, Ltd.	5,426	330,283
Electra, Ltd.	895	138,060
Elron Electronic Industries, Ltd. (a)	7,585	73,644
Equital, Ltd. (a)	550	9,459
Evogene, Ltd. (a)	8,161	156,156
EZchip Semiconductor, Ltd. (a)	9,853	251,389
First International Bank of Israel, Ltd.	10,887	179,807
FMS Enterprises Migun, Ltd.	910	10,952
Formula Systems 1985, Ltd.	4,463	137,448
Frutarom Industries, Ltd.	19,140	459,964
Gilat Satellite Networks, Ltd. (a)	12,836	64,913
Golf & Co., Ltd.	6,101	22,130
Hadera Paper, Ltd. (a)	1,386	73,317
Harel Insurance Investments & Financial Services, Ltd.	57,410	347,275
Industrial Buildings Corp.	43,794	95,120
Israel Discount Bank, Ltd. - Class A (a)	336,890	618,389
Israel Land Development Co., Ltd. (The)	3,950	19,647
Ituran Location and Control, Ltd.	9,589	238,209
Jerusalem Oil Exploration (a)	5,621	263,490
Kamada, Ltd. (a)	11,968	171,052
Kerur Holdings, Ltd.	931	19,753
Maabarot Products, Ltd.	4,183	55,754
Magic Software Enterprises, Ltd.	9,462	76,124
Matrix IT, Ltd.	19,777	114,093
Mazor Robotics, Ltd. (a)	13,274	136,271
Meitav DS Investments, Ltd.	5,193	17,632
Melisron, Ltd.	6,384	168,401
Menorah Mivtachim Holdings, Ltd.	13,207	163,155
Migdal Insurance & Financial Holding, Ltd.	79,013	135,021
Mivtach Shamir Holdings, Ltd.	294	10,474
Naphtha Israel Petroleum Corp., Ltd. (a)	18,925	141,130

MSF-77

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Neto ME Holdings, Ltd. (a)	1,150	$64,266
Nitsba Holdings 1995, Ltd. (a)	16,809	270,317
Nova Measuring Instruments, Ltd. (a)	10,093	112,969
Oil Refineries, Ltd. (a)	568,229	157,031
Ormat Industries	29,986	227,491
Osem Investments, Ltd.	7,077	166,309
Partner Communications Co., Ltd. (a)	39,592	362,557
Paz Oil Co., Ltd.	2,330	351,561
Perion Network, Ltd. (a)	3,246	35,345
Phoenix Holdings, Ltd. (The)	30,251	120,235
Plasson Industries, Ltd.	1,729	67,226
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,926	170,138
Shikun & Binui, Ltd.	94,127	232,098
Shufersal, Ltd.	37,713	150,818
Space Communication, Ltd. (a)	2,951	52,850
Strauss Group, Ltd.	9,816	177,443
Tower Semiconductor, Ltd. (a)	10,536	93,634
Union Bank of Israel (a)	11,952	55,482

		9,829,339

Italy—3.4%
A2A S.p.A.	450,367	583,696
ACEA S.p.A.	33,065	489,384
Acotel Group S.p.A. (a)	81	2,241
Alerion Cleanpower S.p.A.	10,865	58,020
Amplifon S.p.A.	48,850	329,265
Ansaldo STS S.p.A.	47,467	556,061
Arnoldo Mondadori Editore S.p.A. (a)	62,817	125,230
Ascopiave S.p.A.	22,740	71,110
Astaldi S.p.A. (c)	32,469	334,965
Atlantia S.p.A.	1,737	44,725
Autogrill S.p.A. (a) (c)	54,430	558,106
Azimut Holding S.p.A.	51,142	1,824,337
Banca Carige S.p.A. (a) (c)	414,328	356,686
Banca Finnat Euramerica S.p.A.	50,851	37,469
Banca Generali S.p.A.	17,730	584,907
Banca IFIS S.p.A.	6,177	136,369
Banca Piccolo Credito Valtellinese Scarl (a) (c)	136,338	289,049
Banca Popolare dell’Emilia Romagna S.c.r.l. (a)	171,912	2,170,969
Banca Popolare dell’Etruria e del Lazio (a)	7,755	9,186
Banca Popolare di Milano Scarl (a) (c)	1,773,934	1,788,096
Banca Popolare di Sondrio SCARL	154,558	1,050,827
Banca Profilo S.p.A. (c)	117,883	74,863
Banco di Desio e della Brianza S.p.A.	20,306	81,673
Banco Popolare SC (a) (c)	83,983	1,830,591
BasicNet S.p.A. (a)	9,826	32,495
Biesse S.p.A. (a)	6,021	52,702
Brembo S.p.A.	17,718	670,674
Brioschi Sviluppo Immobiliare S.p.A. (a)	34,077	5,372
Brunello Cucinelli S.p.A. (c)	4,018	106,320
Buzzi Unicem S.p.A. (c)	39,838	745,592
Cairo Communication S.p.A.	11,446	106,427
Caltagirone Editore S.p.A. (a)	6,273	10,038

Italy—(Continued)
Carraro S.p.A. (a)	5,504	23,617
Cementir Holding S.p.A.	31,117	295,530
CIR-Compagnie Industriali Riunite S.p.A. (a)	256,784	388,043
Cosmo Pharmaceuticals S.p.A. (a)	632	76,341
Credito Bergamasco S.p.A.	2,162	65,879
Credito Emiliano S.p.A.	44,882	446,293
d’Amico International Shipping S.A. (a)	58,934	54,593
Danieli & C Officine Meccaniche S.p.A.	7,018	234,046
Datalogic S.p.A.	8,267	105,108
Davide Campari-Milano S.p.A.	1,504	12,330
De’Longhi S.p.A. (c)	17,527	394,737
DeA Capital S.p.A. (a)	18,071	32,984
DiaSorin S.p.A. (c)	10,148	435,453
Ei Towers S.p.A.	3,833	226,485
Engineering S.p.A.	2,641	192,813
ERG S.p.A.	32,977	533,732
Esprinet S.p.A.	18,719	195,940
Eurotech S.p.A. (a)	13,076	46,900
Falck Renewables S.p.A. (a)	64,793	132,986
Finmeccanica S.p.A. (a)	224,698	2,225,780
Gas Plus S.p.A.	3,786	25,251
Geox S.p.A. (c)	52,589	236,868
Gruppo Editoriale L’Espresso S.p.A. (a)	80,856	186,840
Gruppo MutuiOnline S.p.A.	5,404	37,969
Gtech S.p.A.	23,515	715,178
Hera S.p.A.	365,807	1,068,117
IMMSI S.p.A. (a)	100,436	95,459
Indesit Co. S.p.A. (c)	25,444	388,334
Industria Macchine Automatiche S.p.A.	5,461	271,172
Intek Group S.p.A. (a)	80,757	50,886
Interpump Group S.p.A.	45,493	700,600
Iren S.p.A.	273,860	494,728
Italcementi S.p.A. (c)	42,131	520,877
Italmobiliare S.p.A. (a) (c)	4,262	171,270
Juventus Football Club S.p.A. (a)	147,435	49,052
Landi Renzo S.p.A. (a)	31,132	61,391
Maire Tecnimont S.p.A. (a)	6,945	26,018
MARR S.p.A.	16,293	319,148
Nice S.p.A.	9,890	45,416
Piaggio & C S.p.A. (c)	85,698	306,877
Poltrona Frau S.p.A. (a)	22,268	90,619
Prelios S.p.A. (a)	54,976	54,216
Prima Industrie S.p.A. (a)	243	4,710
Recordati S.p.A.	44,330	776,378
Reply S.p.A.	2,196	195,101
Retelit S.p.A. (a)	36,769	35,766
Sabaf S.p.A.	1,021	20,661
SAES Getters S.p.A.	1,416	17,242
Safilo Group S.p.A. (a)	22,504	475,129
Saras S.p.A. (a) (c)	134,526	234,956
SAVE S.p.A.	7,778	141,760
Snai S.p.A. (a)	21,135	56,766
Societa Cattolica di Assicurazioni S.c.r.l.	24,997	642,192
Societa Iniziative Autostradali e Servizi S.p.A. (c)	30,419	365,784
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	1,095	43,159

MSF-78

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Sogefi S.p.A.	25,543	$166,690
SOL S.p.A.	15,778	136,044
Sorin S.p.A. (a)	157,025	469,494
Tiscali S.p.A. (a)	802,477	81,892
Trevi Finanziaria Industriale S.p.A.	22,305	249,914
Uni Land S.p.A. (a) (b)	4,937	0
Unipol Gruppo Finanziario S.p.A.	133,203	1,040,289
Vianini Lavori S.p.A.	2,113	18,626
Vittoria Assicurazioni S.p.A.	16,042	234,233
World Duty Free S.p.A. (a)	54,430	764,018
Yoox S.p.A. (a) (c)	22,641	775,258
Zignago Vetro S.p.A.	14,414	124,701

		34,224,084

Japan—20.8%
77 Bank, Ltd. (The)	119,000	534,493
A&A Material Corp. (a)	12,000	13,815
A&D Co., Ltd.	11,600	48,040
A/S One Corp.	8,100	221,665
Accordia Golf Co., Ltd.	55,200	623,329
Achilles Corp.	94,000	130,100
Adastria Holdings Co., Ltd.	8,320	208,018
ADEKA Corp.	50,300	578,716
Aderans Co., Ltd.	6,400	73,343
Advan Co., Ltd.	6,500	75,640
Aeon Delight Co., Ltd.	1,300	24,442
Aeon Fantasy Co., Ltd. (c)	4,000	51,147
Agrex, Inc.	900	9,058
Ahresty Corp. (c)	12,800	106,892
Ai Holdings Corp.	24,600	432,883
Aica Kogyo Co., Ltd.	24,400	543,067
Aichi Bank, Ltd. (The)	5,300	272,919
Aichi Corp.	19,600	87,423
Aichi Steel Corp.	62,000	244,909
Aichi Tokei Denki Co., Ltd.	19,000	54,252
Aida Engineering, Ltd.	33,400	317,156
Aigan Co., Ltd. (a)	8,200	21,893
Ain Pharmaciez, Inc.	5,000	231,107
Aiphone Co., Ltd.	9,200	153,484
Airport Facilities Co., Ltd. (c)	15,000	110,440
Aisan Industry Co., Ltd.	16,600	127,113
Aizawa Securities Co., Ltd.	22,300	158,963
Akebono Brake Industry Co., Ltd. (c)	11,100	49,621
Akita Bank, Ltd. (The) (c)	126,000	363,456
Alconix Corp.	3,100	64,894
Alinco, Inc. (c)	5,800	66,337
Allied Telesis Holdings KK	44,500	37,001
Alpen Co., Ltd. (c)	9,600	173,640
Alpha Corp.	2,200	21,200
Alpha Systems, Inc.	3,940	58,926
Alpine Electronics, Inc.	25,000	327,331
Alps Electric Co., Ltd. (a)	47,200	561,337
Alps Logistics Co., Ltd.	4,100	41,276
Altech Corp.	4,700	45,717
Amano Corp.	32,200	332,051
Amiyaki Tei Co., Ltd.	2,100	61,123

Japan—(Continued)
Amuse, Inc.	3,000	54,793
Anest Iwata Corp.	18,000	113,106
AOI Electronic Co., Ltd.	2,800	52,708
AOI Pro, Inc.	4,700	29,555
AOKI Holdings, Inc.	22,400	317,774
Aomori Bank, Ltd. (The)	118,000	325,678
Aoyama Trading Co., Ltd.	29,900	788,909
Arakawa Chemical Industries, Ltd.	10,900	96,789
Arata Corp. (c)	23,000	75,638
Araya Industrial Co., Ltd.	26,000	40,224
Arcland Sakamoto Co., Ltd.	8,400	160,274
Arcs Co., Ltd.	17,664	344,264
Argo Graphics, Inc.	3,700	60,486
Ariake Japan Co., Ltd.	7,100	164,898
Arisawa Manufacturing Co., Ltd.	20,700	110,588
Artnature, Inc.	3,500	99,530
Asahi Broadcasting Corp.	6,600	39,905
Asahi Co., Ltd. (c)	7,600	102,757
Asahi Diamond Industrial Co., Ltd.	32,500	412,619
Asahi Holdings, Inc.	14,100	228,486
Asahi Kogyosha Co., Ltd.	16,000	58,529
Asahi Net, Inc.	5,000	23,648
Asahi Organic Chemicals Industry Co., Ltd.	44,000	99,172
Asahi Printing Co., Ltd.	200	4,570
Asahipen Corp. (c)	4,000	5,926
Asanuma Corp. (a)	29,000	40,082
Asatsu-DK, Inc. (c)	16,400	340,831
Asax Co., Ltd.	1,800	21,456
Ashimori Industry Co., Ltd. (a)	33,000	40,520
ASKA Pharmaceutical Co., Ltd. (c)	15,000	150,470
ASKUL Corp. (c)	9,100	286,269
Asunaro Aoki Construction Co., Ltd.	8,000	45,671
Atsugi Co., Ltd.	104,000	118,284
Autobacs Seven Co., Ltd.	38,700	595,233
Avex Group Holdings, Inc.	17,000	298,286
Awa Bank, Ltd. (The)	111,000	590,008
Axell Corp. (c)	3,800	62,165
Axial Retailing, Inc.	7,100	109,799
Azbil Corp.	11,300	278,448
Bando Chemical Industries, Ltd.	51,000	209,335
Bank of Iwate, Ltd. (The) (c)	9,100	441,715
Bank of Kochi, Ltd. (The)	16,000	24,285
Bank of Nagoya, Ltd. (The)	94,000	366,705
Bank of Okinawa, Ltd. (The)	10,800	456,930
Bank of Saga, Ltd. (The) (c)	82,000	178,463
Bank of the Ryukyus, Ltd. (c)	23,800	317,791
Belc Co., Ltd.	6,200	117,564
Belluna Co., Ltd.	31,100	154,021
Benefit One, Inc.	10,200	92,242
Best Bridal, Inc. (c)	10,600	61,532
Best Denki Co., Ltd. (a)	50,400	65,875
Bic Camera, Inc. (c)	46,900	282,267
Bit-isle, Inc. (c)	6,600	39,293
BML, Inc.	6,600	247,406
Bookoff Corp. (c)	4,700	32,391
Bull-Dog Sauce Co., Ltd.	6,000	10,866
Bunka Shutter Co., Ltd.	29,000	177,642

MSF-79

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
C Uyemura & Co., Ltd. (c)	3,400	$168,147
CAC Corp.	8,800	88,255
Calsonic Kansei Corp.	83,000	384,581
Can Do Co., Ltd. (c)	9,200	147,187
Canon Electronics, Inc.	12,000	208,960
Carlit Holdings Co., Ltd.	7,300	33,519
Cawachi, Ltd.	9,700	185,005
Central Glass Co., Ltd.	114,000	370,889
Central Security Patrols Co., Ltd.	3,300	33,717
Central Sports Co., Ltd. (c)	3,200	48,728
CFS Corp.	4,400	19,681
Chiba Kogyo Bank, Ltd. (The) (a)	25,500	176,673
Chino Corp.	20,000	42,574
Chiyoda Co., Ltd.	12,000	259,687
Chiyoda Integre Co., Ltd.	7,800	141,744
Chofu Seisakusho Co., Ltd. (c)	8,200	210,302
Chori Co., Ltd.	7,000	76,342
Chubu Shiryo Co., Ltd.	14,400	92,445
Chudenko Corp.	12,400	213,757
Chuetsu Pulp & Paper Co., Ltd.	55,000	113,375
Chugai Mining Co., Ltd. (a)	68,200	24,525
Chugai Ro Co., Ltd.	42,000	94,671
Chugoku Marine Paints, Ltd.	37,000	262,228
Chukyo Bank, Ltd. (The)	64,000	112,164
Chuo Denki Kogyo Co., Ltd.	11,100	33,626
Chuo Gyorui Co., Ltd.	2,000	4,897
Chuo Spring Co., Ltd.	19,000	55,361
CKD Corp.	32,300	307,106
Clarion Co., Ltd. (a) (c)	38,000	59,517
Cleanup Corp.	14,500	145,198
CMIC Holdings Co., Ltd.	5,800	96,943
CMK Corp. (c)	26,400	67,496
Coca-Cola Central Japan Co., Ltd.	26,471	662,876
Cocokara fine, Inc.	7,500	216,651
Computer Engineering & Consulting, Ltd.	7,000	42,632
Computer Institute of Japan, Ltd.	2,000	8,225
CONEXIO Corp. (c)	8,400	66,317
Core Corp.	3,000	21,993
Corona Corp.	8,500	87,675
Cosel Co., Ltd. (c)	13,100	153,590
Cosmo Oil Co., Ltd. (c)	157,000	283,916
Create Medic Co., Ltd.	1,800	16,520
CREATE SD HOLDINGS Co., Ltd.	5,400	182,245
Cross Plus, Inc.	1,100	8,265
CTI Engineering Co., Ltd.	6,100	71,668
Cybernet Systems Co., Ltd.	3,900	13,578
Cybozu, Inc.	11,900	41,059
Dai Nippon Toryo Co., Ltd.	70,000	111,614
Dai-Dan Co., Ltd.	17,000	89,722
Dai-Ichi Kogyo Seiyaku Co., Ltd.	24,000	74,718
Dai-ichi Seiko Co., Ltd. (c)	6,300	75,150
Daibiru Corp.	24,500	260,531
Daido Kogyo Co., Ltd.	19,000	52,692
Daido Metal Co., Ltd.	21,000	220,348
Daidoh, Ltd. (c)	13,700	84,941
Daiei, Inc. (The) (a) (c)	64,700	214,365
Daifuku Co., Ltd.	49,000	604,411

Japan—(Continued)
Daihatsu Diesel Manufacturing Co., Ltd.	7,000	38,416
Daihen Corp.	63,000	250,272
Daiho Corp. (c)	43,000	156,776
Daiichi Jitsugyo Co., Ltd.	26,000	115,412
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,000	25,511
Daiichikosho Co., Ltd.	5,000	151,261
Daiken Corp.	40,000	108,675
Daiki Aluminium Industry Co., Ltd.	16,000	37,889
Daiki Ataka Engineering Co., Ltd.	10,000	31,461
Daiko Clearing Services Corp.	5,300	36,096
Daikoku Denki Co., Ltd.	4,400	94,816
Daikokutenbussan Co., Ltd.	2,900	79,877
Daikyo, Inc. (c)	151,000	302,127
Dainichi Co., Ltd. (c)	4,100	30,216
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	42,000	194,763
Daio Paper Corp. (c)	50,000	598,929
Daisan Bank, Ltd. (The)	102,000	178,623
Daiseki Co., Ltd.	17,700	304,680
Daiseki Eco. Solution Co., Ltd.	1,000	15,358
Daishi Bank, Ltd. (The)	182,000	667,786
Daishinku Corp.	21,000	83,992
Daiso Co., Ltd. (c)	46,000	162,316
Daisyo Corp. (c)	5,300	63,815
Daito Bank, Ltd. (The)	88,000	96,220
Daito Electron Co., Ltd.	800	3,224
Daito Pharmaceutical Co., Ltd.	4,600	66,916
Daiwa Industries, Ltd.	15,000	103,200
Daiwabo Holdings Co., Ltd.	134,000	233,252
DC Co., Ltd.	11,500	65,513
DCM Holdings Co., Ltd.	46,300	309,265
Denki Kogyo Co., Ltd.	36,000	218,203
Denyo Co., Ltd.	9,800	164,582
Descente, Ltd.	26,000	204,961
DKK-Toa Corp.	2,200	11,168
DMG Mori Seiki Co., Ltd. (c)	36,700	463,303
DMW Corp.	700	12,134
Doshisha Co., Ltd.	12,400	191,590
Doutor Nichires Holdings Co., Ltd.	18,600	327,028
Dr Ci:Labo Co., Ltd. (c)	6,200	191,973
DTS Corp.	12,000	209,661
Dunlop Sports Co., Ltd.	8,300	100,816
Duskin Co., Ltd.	26,800	513,214
Dydo Drinco, Inc.	4,300	179,133
Dynic Corp.	16,000	27,236
Eagle Industry Co., Ltd.	14,000	215,276
Ebara Jitsugyo Co., Ltd.	4,600	62,331
EDION Corp. (c)	53,200	295,868
Ehime Bank, Ltd. (The)	94,000	201,742
Eidai Co., Ltd.	15,000	90,012
Eighteenth Bank, Ltd. (The)	101,000	221,954
Eiken Chemical Co., Ltd.	8,200	142,114
Eizo Corp.	11,100	291,578
Elecom Co., Ltd.	4,500	94,346
Elematec Corp.	5,000	86,438
EM Systems Co., Ltd.	1,900	42,357
Emori & Co., Ltd.	2,500	39,190

MSF-80

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
en-japan, Inc.	4,600	$82,339
Enplas Corp.	1,100	61,710
Enshu, Ltd. (a)	23,000	29,913
EPS Corp.	14,000	152,332
ESPEC Corp.	13,000	100,573
Excel Co., Ltd.	5,000	54,732
Exedy Corp.	16,800	471,363
Ezaki Glico Co., Ltd.	24,000	317,222
F-Tech, Inc.	3,600	43,506
F@N Communications, Inc.	1,000	18,035
Faith, Inc. (c)	4,580	46,741
FALCO SD HOLDINGS Co., Ltd.	4,300	50,895
Fancl Corp. (c)	23,200	275,251
FCC Co., Ltd.	16,600	296,067
Ferrotec Corp.	19,900	104,095
FIDEA Holdings Co., Ltd. (c)	83,610	157,838
Fields Corp.	8,800	127,556
First Juken Co., Ltd.	3,400	48,497
Foster Electric Co., Ltd.	13,800	167,643
FP Corp. (c)	13,200	419,584
France Bed Holdings Co., Ltd.	65,000	121,440
Fudo Tetra Corp.	73,700	134,699
Fuji Co., Ltd. (c)	8,800	161,781
Fuji Corp., Ltd.	13,400	87,349
Fuji Electronics Co., Ltd.	5,600	68,546
Fuji Kiko Co., Ltd.	13,000	42,424
Fuji Kosan Co., Ltd.	4,600	29,043
Fuji Oil Co., Ltd.	26,700	69,513
Fuji Oil Co., Ltd.	31,400	402,083
Fuji Pharma Co., Ltd.	3,300	64,588
Fuji Seal International, Inc.	10,600	362,890
Fuji Soft, Inc.	10,400	221,146
Fujibo Holdings, Inc. (c)	63,000	165,107
Fujicco Co., Ltd.	11,000	132,565
Fujikura Kasei Co., Ltd.	14,000	86,487
Fujikura, Ltd.	213,000	971,765
Fujimi, Inc.	10,400	130,099
Fujimori Kogyo Co., Ltd.	7,200	186,872
Fujisash Co., Ltd. (a) (c)	24,500	40,959
Fujitec Co., Ltd.	35,000	472,733
Fujitsu Frontech, Ltd.	10,500	126,054
Fujitsu General, Ltd.	29,000	279,567
Fujiya Co., Ltd. (c)	57,000	107,036
FuKoKu Co., Ltd.	5,100	48,844
Fukuda Corp.	14,000	64,647
Fukui Bank, Ltd. (The)	144,000	355,669
Fukushima Bank, Ltd. (The)	143,000	118,875
Fukushima Industries Corp.	7,400	117,890
Fukuyama Transporting Co., Ltd. (c)	81,000	486,314
Fumakilla, Ltd.	8,000	23,173
Funai Consulting, Inc.	11,700	91,838
Funai Electric Co., Ltd. (c)	7,900	78,045
Furukawa Battery Co., Ltd. (c)	10,000	69,433
Furukawa Co., Ltd.	176,000	316,294
Furukawa Electric Co., Ltd.	124,000	308,112
Furuno Electric Co., Ltd. (c)	11,400	78,274
Furusato Industries, Ltd.	4,600	48,456

Japan—(Continued)
Furuya Metal Co., Ltd.	1,700	41,630
Fuso Chemical Co., Ltd.	800	20,001
Fuso Pharmaceutical Industries, Ltd.	41,000	144,407
Futaba Corp.	15,900	273,727
Futaba Industrial Co., Ltd. (a) (c)	31,700	138,068
Future Architect, Inc.	9,800	58,549
Fuyo General Lease Co., Ltd.	8,000	286,822
G-Tekt Corp.	9,400	116,577
Gakken Holdings Co., Ltd.	28,000	78,025
Gecoss Corp.	7,700	65,076
Genki Sushi Co., Ltd.	2,300	34,036
Geo Holdings Corp. (c)	19,600	172,613
GLOBERIDE, Inc.	45,000	58,358
GLORY, Ltd.	26,900	741,407
GMO internet, Inc.	3,200	31,838
GMO Payment Gateway, Inc.	3,500	148,569
Godo Steel, Ltd.	90,000	126,283
Goldcrest Co., Ltd.	8,830	185,918
Goldwin, Inc. (c)	18,000	90,525
Gourmet Kineya Co., Ltd. (c)	8,000	56,185
GSI Creos Corp.	28,000	39,269
Gulliver International Co., Ltd.	33,600	262,707
Gun-Ei Chemical Industry Co., Ltd.	24,000	89,770
Gunze, Ltd.	118,000	313,032
Gurunavi, Inc.	15,000	210,349
H-One Co., Ltd.	7,700	66,456
Hagihara Industries, Inc.	1,800	23,496
Hakudo Co., Ltd.	500	4,546
Hakuto Co., Ltd.	8,500	79,506
Hakuyosha Co., Ltd.	8,000	18,282
Hamakyorex Co., Ltd.	4,400	118,203
Hanwa Co., Ltd.	111,000	429,361
Happinet Corp.	7,800	65,024
Hard Off Corp. Co., Ltd.	4,900	38,820
Harima Chemicals Group, Inc.	7,100	31,585
Harmonic Drive Systems, Inc.	600	18,237
Haruyama Trading Co., Ltd.	5,400	40,348
Hazama Ando Corp.	78,790	294,890
Heiwa Corp.	6,600	113,027
Heiwa Real Estate Co., Ltd.	22,200	357,013
Heiwado Co., Ltd.	17,200	241,643
HI-LEX Corp.	8,800	222,870
Hibiya Engineering, Ltd.	14,600	210,180
Hiday Hidaka Corp. (c)	5,472	110,531
Higashi Nihon House Co., Ltd.	20,000	90,222
Higashi-Nippon Bank, Ltd. (The)	86,000	211,239
Higo Bank, Ltd. (The)	97,000	516,350
Himaraya Co., Ltd.	3,100	29,994
Hioki EE Corp.	4,900	73,042
Hiramatsu, Inc. (c)	12,900	84,392
Hirano Tecseed Co., Ltd.	500	5,208
HIS Co., Ltd.	9,900	563,165
Hisaka Works, Ltd.	12,000	115,928
Hitachi Koki Co., Ltd.	26,800	209,728
Hitachi Kokusai Electric, Inc.	2,000	23,976
Hitachi Metals Techno, Ltd.	2,000	23,560
Hitachi Zosen Corp.	80,000	380,295

MSF-81

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hochiki Corp.	10,000	$54,053
Hodogaya Chemical Co., Ltd.	28,000	56,093
Hogy Medical Co., Ltd.	6,000	308,242
Hokkaido Gas Co., Ltd. (c)	27,000	73,982
Hokkan Holdings, Ltd.	31,000	85,750
Hokko Chemical Industry Co., Ltd.	8,000	25,455
Hokkoku Bank, Ltd. (The) (c)	149,000	520,638
Hokuetsu Bank, Ltd. (The)	127,000	265,592
Hokuetsu Industries Co., Ltd.	4,000	21,557
Hokuetsu Kishu Paper Co., Ltd. (c)	65,500	328,332
Hokuriku Electric Industry Co., Ltd.	37,000	50,103
Hokuriku Electrical Construction Co., Ltd.	9,000	38,628
Hokuriku Gas Co., Ltd.	10,000	25,944
Hokuto Corp.	13,400	278,559
Honeys Co., Ltd. (c)	10,130	98,106
Hoosiers Holdings Co., Ltd. (c)	13,500	79,283
Horiba, Ltd.	19,400	734,648
Hosiden Corp. (c)	39,400	194,112
Hosokawa Micron Corp.	16,000	90,045
House Foods Group, Inc. (c)	4,000	66,346
Howa Machinery, Ltd.	7,400	55,021
Hurxley Corp.	800	5,995
Hyakugo Bank, Ltd. (The)	130,000	533,486
Hyakujushi Bank, Ltd. (The)	136,000	465,989
I-Net Corp.	3,200	22,567
IBJ Leasing Co., Ltd.	7,200	181,172
Ichibanya Co., Ltd.	3,500	144,063
Ichikoh Industries, Ltd. (a)	26,000	35,198
ICHINEN HOLDINGS Co., Ltd.	9,300	70,331
Ichiyoshi Securities Co., Ltd.	1,600	21,320
Icom, Inc.	4,400	100,698
Idec Corp.	15,400	144,010
Ihara Chemical Industry Co., Ltd.	24,000	193,224
Iida Group Holdings Co., Ltd.	51,842	720,578
Iino Kaiun Kaisha, Ltd.	45,000	225,124
IJT Technology Holdings Co., Ltd. (a)	9,000	36,782
Ikegami Tsushinki Co., Ltd. (a)	30,000	31,894
Imasen Electric Industrial (c)	8,300	103,311
Imperial Hotel, Ltd.	1,300	27,498
Inaba Denki Sangyo Co., Ltd.	11,300	362,856
Inaba Seisakusho Co., Ltd.	6,900	86,611
Inabata & Co., Ltd.	29,800	303,031
Inageya Co., Ltd.	12,200	121,313
Ines Corp. (c)	20,000	137,475
Infocom Corp.	8,600	69,693
Information Services International-Dentsu, Ltd.	7,300	89,175
Innotech Corp.	10,300	43,819
Intage Holdings, Inc.	8,000	106,242
Internet Initiative Japan, Inc. (c)	10,800	260,241
Inui Steamship Co., Ltd.	13,300	43,741
Inui Warehouse Co., Ltd.	700	6,447
Iriso Electronics Co., Ltd.	5,200	280,036
Ise Chemical Corp.	8,000	53,695
Iseki & Co., Ltd. (c)	105,000	277,031
Ishihara Sangyo Kaisha, Ltd. (a)	218,000	200,278
Ishii Iron Works Co., Ltd.	16,000	42,821
Ishizuka Glass Co., Ltd.	5,000	10,596

Japan—(Continued)
IT Holdings Corp.	44,500	729,226
Itfor, Inc.	10,300	46,370
Itochu Enex Co., Ltd.	32,300	185,229
Itochu-Shokuhin Co., Ltd.	2,600	88,941
Itoham Foods, Inc. (c)	80,000	364,674
Itoki Corp.	22,700	143,052
IwaiCosmo Holdings, Inc.	9,800	106,291
Iwaki & Co., Ltd.	14,000	26,815
Iwasaki Electric Co., Ltd. (a)	38,000	93,112
Iwatani Corp.	91,000	592,601
Iwatsu Electric Co., Ltd.	62,000	54,554
Iwatsuka Confectionery Co., Ltd.	500	27,843
Izumiya Co., Ltd.	41,000	206,078
Izutsuya Co., Ltd. (a)	47,000	33,671
J-Oil Mills, Inc. (c)	61,000	162,734
Jalux, Inc.	4,000	40,581
Jamco Corp. (c)	5,900	109,844
Janome Sewing Machine Co., Ltd. (a) (c)	97,000	77,847
Japan Airport Terminal Co., Ltd. (c)	21,700	562,374
Japan Aviation Electronics Industry, Ltd.	29,000	432,563
Japan Communications, Inc. (a)	10,900	33,501
Japan Digital Laboratory Co., Ltd.	12,600	181,451
Japan Foundation Engineering Co., Ltd.	14,100	46,621
Japan Medical Dynamic Marketing, Inc.	3,000	8,770
Japan Oil Transportation Co., Ltd.	1,000	2,275
Japan Pulp & Paper Co., Ltd.	51,000	172,631
Japan Radio Co., Ltd. (a) (c)	32,000	122,237
Japan Transcity Corp.	29,000	89,278
Japan Vilene Co., Ltd.	16,000	90,364
Japan Wool Textile Co., Ltd. (The)	27,000	209,853
Jastec Co., Ltd. (c)	5,100	35,973
JBCC Holdings, Inc.	9,100	66,510
JCU Corp.	1,200	76,155
Jimoto Holdings, Inc.	49,500	103,982
JK Holdings Co., Ltd.	5,600	30,136
JMS Co., Ltd.	15,000	44,567
Joban Kosan Co., Ltd. (c)	8,000	10,987
Joshin Denki Co., Ltd.	23,000	183,773
Jowa Holdings Co., Ltd. (c)	3,000	98,699
JSP Corp.	10,700	165,026
Juroku Bank, Ltd. (The)	164,000	571,430
Justsystems Corp. (a)	13,800	106,055
JVC Kenwood Corp. (a) (c)	94,400	227,493
K&O Energy Group, Inc. (a)	8,000	110,331
K’s Holdings Corp.	4,400	122,216
Kadokawa Corp. (c)	10,600	339,082
Kaga Electronics Co., Ltd.	11,800	162,751
Kagome Co., Ltd. (c)	4,300	72,837
Kagoshima Bank, Ltd. (The)	85,000	541,422
Kaken Pharmaceutical Co., Ltd.	39,000	617,563
Kakiyasu Honten Co., Ltd. (c)	4,600	61,426
Kameda Seika Co., Ltd.	8,000	236,903
Kamei Corp.	16,300	122,334
Kanaden Corp.	11,000	75,152
Kanagawa Chuo Kotsu Co., Ltd.	20,000	100,354
Kanamoto Co., Ltd.	15,000	438,221
Kandenko Co., Ltd.	58,000	293,339

MSF-82

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kanematsu Corp.	245,000	$378,894
Kanematsu Electronics, Ltd.	7,500	105,389
Kanematsu-NNK Corp. (a)	18,000	26,960
Kanemi Co., Ltd.	100	2,886
Kansai Urban Banking Corp.	140,000	166,682
Kasai Kogyo Co., Ltd.	12,000	76,631
Kasumi Co., Ltd.	22,300	150,628
Katakura Chikkarin Co., Ltd.	8,000	20,207
Katakura Industries Co., Ltd.	13,200	168,253
Kato Sangyo Co., Ltd.	10,500	222,911
Kato Works Co., Ltd.	34,000	183,206
KAWADA TECHNOLOGIES, Inc. (c)	2,400	69,389
Kawai Musical Instruments Manufacturing Co., Ltd.	44,000	80,003
Kawasaki Kinkai Kisen Kaisha, Ltd.	7,000	20,524
Kawasumi Laboratories, Inc.	8,500	51,802
Keihanshin Building Co., Ltd.	14,500	73,752
Keihin Co. Ltd/Minato-Ku Tokyo Japan	31,000	47,943
Keihin Corp.	23,400	342,468
Keiyo Bank, Ltd. (The) (c)	125,000	532,414
Keiyo Co., Ltd. (c)	17,200	78,082
Kenko Mayonnaise Co., Ltd.	5,900	52,148
Kentucky Fried Chicken Japan, Ltd.	4,000	81,723
KEY Coffee, Inc. (c)	10,000	153,655
Kimoto Co., Ltd.	20,400	70,210
King Jim Co., Ltd.	5,800	40,246
Kinki Sharyo Co., Ltd.	21,000	79,229
Kintetsu World Express, Inc.	7,400	329,904
Kinugawa Rubber Industrial Co., Ltd.	28,000	115,934
Kisoji Co., Ltd. (c)	1,500	27,454
Kissei Pharmaceutical Co., Ltd.	14,600	363,484
Kita-Nippon Bank, Ltd. (The)	4,900	130,350
Kitagawa Iron Works Co., Ltd.	50,000	84,567
Kitamura Co., Ltd.	3,700	23,146
Kitano Construction Corp.	22,000	54,927
Kito Corp.	4,900	100,022
Kitz Corp.	59,100	288,533
Kiyo Bank, Ltd. (The)	35,300	453,985
Koa Corp.	18,900	210,025
Koatsu Gas Kogyo Co., Ltd.	16,000	88,209
Kohnan Shoji Co., Ltd. (c)	17,900	181,026
Kohsoku Corp.	5,400	47,275
Koike Sanso Kogyo Co., Ltd.	7,000	14,839
Kojima Co., Ltd. (a) (c)	12,000	34,822
Kokusai Co., Ltd.	3,400	38,019
Kokuyo Co., Ltd.	48,400	354,629
KOMAIHALTEC, Inc.	24,000	72,136
Komatsu Seiren Co., Ltd.	19,000	97,697
Komatsu Wall Industry Co., Ltd.	3,800	72,876
Komeri Co., Ltd.	16,100	437,210
Komori Corp.	41,600	518,047
Konaka Co., Ltd.	10,700	74,242
Kondotec, Inc.	11,200	77,797
Konishi Co., Ltd.	9,200	163,362
Kosaido Co., Ltd.	3,700	18,372
Kose Corp.	13,400	439,410
Koshidaka Holdings Co., Ltd.	2,000	51,616

Japan—(Continued)
Kotobuki Spirits Co., Ltd.	2,600	50,632
Krosaki Harima Corp.	24,000	52,431
KRS Corp.	3,700	36,238
KU Holdings Co., Ltd.	4,000	46,239
Kumiai Chemical Industry Co., Ltd.	28,000	178,969
Kura Corp.	6,200	124,025
Kurabo Industries, Ltd. (c)	132,000	237,395
Kureha Corp.	82,000	386,943
Kurimoto, Ltd.	63,000	138,902
Kuroda Electric Co., Ltd. (c)	19,200	310,493
Kusuri No. Aoki Co., Ltd.	1,700	109,944
KYB Co., Ltd.	80,000	337,274
Kyodo Printing Co., Ltd.	51,000	143,946
Kyodo Shiryo Co., Ltd.	41,000	44,969
Kyoei Steel, Ltd. (c)	10,000	177,031
Kyoei Tanker Co., Ltd.	9,000	18,986
Kyokuto Boeki Kaisha, Ltd.	9,000	18,801
Kyokuto Kaihatsu Kogyo Co., Ltd. (c)	20,200	290,785
Kyokuto Securities Co., Ltd. (c)	2,000	33,368
Kyokuyo Co., Ltd.	45,000	114,409
KYORIN Holdings, Inc.	25,000	476,798
Kyoritsu Maintenance Co., Ltd.	6,000	202,003
Kyoritsu Printing Co., Ltd.	6,800	17,831
Kyosan Electric Manufacturing Co., Ltd.	31,000	104,651
Kyoto Kimono Yuzen Co., Ltd.	7,300	71,724
Kyowa Electronics Instruments Co., Ltd.	8,000	35,530
Kyowa Exeo Corp.	45,100	578,493
Kyowa Leather Cloth Co., Ltd.	3,300	15,411
Kyudenko Corp.	26,000	207,611
LAC Co., Ltd.	5,900	29,488
Land Business Co., Ltd.	7,100	27,800
Lasertec Corp.	9,600	107,950
LEC, Inc.	4,400	47,790
Leopalace21 Corp. (a)	7,900	37,821
Life Corp.	15,500	236,557
Lintec Corp.	24,200	460,707
Lion Corp.	77,000	455,074
Look, Inc.	21,000	55,609
Macnica, Inc.	6,300	187,042
Maeda Corp.	74,000	467,650
Maeda Road Construction Co., Ltd.	36,000	501,095
Maezawa Kasei Industries Co., Ltd.	6,800	72,146
Maezawa Kyuso Industries Co., Ltd.	5,600	69,140
Makino Milling Machine Co., Ltd.	64,000	449,933
Mamiya-Op Co., Ltd.	28,000	60,093
Mandom Corp.	9,500	342,906
Mani, Inc. (c)	2,500	103,505
Mars Engineering Corp. (c)	5,300	99,694
Marubun Corp.	8,200	42,580
Marudai Food Co., Ltd.	60,000	178,070
Maruei Department Store Co., Ltd. (a) (c)	8,000	12,524
Maruetsu, Inc. (The)	24,000	85,472
Marufuji Sheet Piling Co., Ltd.	13,000	46,533
Maruha Nichiro Holdings, Inc.	212,000	343,012
Maruka Machinery Co., Ltd.	2,900	36,122
Marukyu Co., Ltd.	1,300	12,911
Marusan Securities Co., Ltd.	40,600	332,347

MSF-83

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Maruwa Co., Ltd.	5,400	$209,908
Maruyama Manufacturing Co., Inc.	24,000	53,617
Maruzen CHI Holdings Co., Ltd. (a)	18,800	62,755
Maruzen Showa Unyu Co., Ltd.	35,000	117,924
Marvelous AQL, Inc.	17,000	138,063
Matsuda Sangyo Co., Ltd.	9,000	108,951
Matsui Construction Co., Ltd.	9,000	38,390
Matsumotokiyoshi Holdings Co., Ltd.	16,200	515,000
Matsuya Foods Co., Ltd. (c)	4,800	83,279
Max Co., Ltd.	22,000	243,743
Maxvalu Nishinihon Co., Ltd.	2,400	30,909
Maxvalu Tokai Co., Ltd.	5,000	66,024
MEC Co., Ltd.	9,400	72,858
Medical System Network Co., Ltd. (c)	7,900	35,645
Megachips Corp. (c)	11,000	128,763
Megmilk Snow Brand Co., Ltd. (c)	24,000	313,312
Meidensha Corp.	91,000	402,273
Meiji Shipping Co., Ltd.	8,500	34,268
Meiko Electronics Co., Ltd.	7,500	47,609
Meiko Network Japan Co., Ltd.	7,200	77,095
Meisei Industrial Co., Ltd.	23,000	101,894
Meitec Corp. (c)	14,900	424,919
Meito Sangyo Co., Ltd.	4,500	46,579
Meito Transportation Co., Ltd.	2,800	17,878
Meiwa Corp.	10,900	37,185
Meiwa Estate Co., Ltd.	8,300	33,757
Melco Holdings, Inc. (c)	7,800	114,419
Message Co., Ltd.	8,000	254,682
Michinoku Bank, Ltd. (The) (c)	82,000	169,527
Micronics Japan Co., Ltd. (c)	7,700	330,316
Mie Bank, Ltd. (The)	54,000	120,783
Mikuni Corp.	3,000	11,836
Milbon Co., Ltd. (c)	6,960	231,182
Mimasu Semiconductor Industry Co., Ltd.	10,500	93,795
Minato Bank, Ltd. (The)	86,000	149,902
Ministop Co., Ltd.	9,100	146,982
Miraial Co., Ltd.	2,900	40,884
Mirait Holdings Corp.	34,700	303,257
Miroku Jyoho Service Co., Ltd.	7,000	28,219
Misawa Homes Co., Ltd.	15,900	203,887
Mitani Corp.	9,700	216,073
Mitani Sekisan Co., Ltd.	5,000	78,277
Mito Securities Co., Ltd. (c)	32,000	138,344
Mitsuba Corp.	21,000	343,703
Mitsubishi Kakoki Kaisha, Ltd. (a) (c)	43,000	67,741
Mitsubishi Nichiyu Forklift Co., Ltd. (c)	16,000	112,140
Mitsubishi Paper Mills, Ltd. (a)	198,000	176,346
Mitsubishi Pencil Co., Ltd.	10,800	310,361
Mitsubishi Research Institute, Inc.	3,300	66,439
Mitsubishi Shokuhin Co., Ltd.	5,500	124,554
Mitsubishi Steel Manufacturing Co., Ltd.	91,000	194,340
Mitsuboshi Belting Co., Ltd.	31,000	175,245
Mitsui Engineering & Shipbuilding Co., Ltd.	414,000	872,251
Mitsui High-Tec, Inc.	17,500	116,850
Mitsui Home Co., Ltd.	17,000	79,514
Mitsui Knowledge Industry Co., Ltd. (c)	33,800	50,378
Mitsui Matsushima Co., Ltd.	82,000	126,056

Japan—(Continued)
Mitsui Mining & Smelting Co., Ltd.	320,000	736,533
Mitsui Sugar Co., Ltd.	54,000	206,606
Mitsui-Soko Co., Ltd.	17,000	68,292
Mitsumi Electric Co., Ltd.	60,000	433,390
Mitsumura Printing Co., Ltd.	5,000	12,705
Mitsuuroko Holdings Co., Ltd.	19,900	115,814
Miura Co., Ltd.	15,500	426,020
Miyaji Engineering Group, Inc. (c)	36,000	79,637
Miyazaki Bank, Ltd. (The)	98,000	299,306
Miyoshi Oil & Fat Co., Ltd.	40,000	57,626
Mizuno Corp. (c)	46,000	259,525
Mochida Pharmaceutical Co., Ltd.	6,600	472,065
Modec, Inc.	4,700	118,719
Monex Group, Inc. (c)	3,000	11,633
Money Partners Group Co., Ltd.	11,900	27,837
Monogatari Corp. (The)	1,900	59,752
MORESCO Corp.	3,000	44,699
Morinaga & Co., Ltd.	114,000	249,346
Morinaga Milk Industry Co., Ltd. (c)	104,000	334,302
Morita Holdings Corp.	25,000	213,155
Morozoff, Ltd.	13,000	40,423
Mory Industries, Inc.	18,000	63,197
MOS Food Services, Inc.	12,700	255,414
Moshi Moshi Hotline, Inc.	22,400	205,582
Mr Max Corp.	10,500	34,453
MTI, Ltd. (c)	8,600	46,765
Murakami Corp.	3,000	41,220
Musashi Seimitsu Industry Co., Ltd. (c)	11,200	230,338
Musashino Bank, Ltd. (The)	18,100	599,018
Mutoh Holdings Co., Ltd.	7,000	32,149
NAC Co., Ltd.	5,300	82,813
Nachi-Fujikoshi Corp.	77,000	506,167
Nafco Co., Ltd.	1,400	20,689
Nagaileben Co., Ltd.	7,200	153,359
Nagano Bank, Ltd. (The)	49,000	87,730
Nagano Keiki Co., Ltd.	4,200	28,141
Nagatanien Co., Ltd.	14,000	133,850
Nagawa Co., Ltd. (c)	3,400	79,793
Nakabayashi Co., Ltd.	24,000	48,240
Nakamuraya Co., Ltd.	26,000	102,425
Nakanishi, Inc.	1,000	31,884
Nakano Corp.	4,000	9,318
Nakayama Steel Works, Ltd. (a) (c)	63,000	51,518
Nakayamafuku Co., Ltd.	2,000	16,719
Namura Shipbuilding Co., Ltd. (c)	16,100	149,893
Nanto Bank, Ltd. (The)	115,000	434,855
Natori Co., Ltd.	4,000	43,176
NDS Co., Ltd.	27,000	74,619
NEC Capital Solutions, Ltd. (c)	5,500	114,354
NEC Networks & System Integration Corp.	12,200	247,756
NET One Systems Co., Ltd. (c)	47,900	325,894
Neturen Co., Ltd.	18,300	116,478
New Japan Chemical Co., Ltd. (a) (c)	20,100	46,056
Nice Holdings, Inc. (c)	40,000	88,832
Nichi-iko Pharmaceutical Co., Ltd.	13,200	202,973
Nichia Steel Works, Ltd.	13,000	36,617
Nichias Corp.	54,000	346,014

MSF-84

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nichiban Co., Ltd.	14,000	$47,048
Nichicon Corp.	33,700	268,616
Nichiden Corp.	4,000	94,993
Nichiha Corp.	12,900	148,845
Nichii Gakkan Co.	24,700	229,329
Nichimo Co., Ltd.	16,000	29,087
Nichirei Corp.	129,000	544,258
Nichireki Co., Ltd.	16,000	159,098
Nidec Copal Electronics Corp.	11,200	73,432
Nifco, Inc. (c)	24,000	677,201
NIFTY Corp.	4,500	50,486
Nihon Chouzai Co., Ltd.	80	2,063
Nihon Dempa Kogyo Co., Ltd.	11,000	85,760
Nihon Eslead Corp.	2,700	28,021
Nihon Kagaku Sangyo Co., Ltd.	3,000	21,614
Nihon Kohden Corp.	18,700	744,436
Nihon M&A Center, Inc.	15,000	400,734
Nihon Nohyaku Co., Ltd.	26,000	391,254
Nihon Parkerizing Co., Ltd.	24,000	558,192
Nihon Plast Co., Ltd.	2,500	15,461
Nihon Shokuhin Kako Co., Ltd.	3,000	10,051
Nihon Tokushu Toryo Co., Ltd.	2,200	13,021
Nihon Unisys, Ltd.	9,900	96,646
Nihon Yamamura Glass Co., Ltd.	54,000	95,076
Nikkato Corp.	300	1,203
Nikkiso Co., Ltd.	31,000	343,496
Nikko Co., Ltd. (c)	17,000	79,144
Nippon Beet Sugar Manufacturing Co., Ltd.	71,000	137,387
Nippon Carbon Co., Ltd.	71,000	134,527
Nippon Ceramic Co., Ltd. (c)	8,500	145,244
Nippon Chemi-Con Corp. (a) (c)	89,000	277,070
Nippon Chemical Industrial Co., Ltd. (a)	55,000	76,572
Nippon Chemiphar Co., Ltd.	14,000	70,844
Nippon Chutetsukan KK	2,000	4,473
Nippon Coke & Engineering Co., Ltd.	148,000	177,548
Nippon Concrete Industries Co., Ltd.	14,000	51,571
Nippon Conveyor Co., Ltd.	24,000	32,677
Nippon Denko Co., Ltd.	60,000	159,665
Nippon Densetsu Kogyo Co., Ltd.	21,000	282,401
Nippon Felt Co., Ltd.	8,600	37,791
Nippon Filcon Co., Ltd.	5,200	22,469
Nippon Fine Chemical Co., Ltd.	5,800	37,412
Nippon Flour Mills Co., Ltd.	64,000	350,092
Nippon Formula Feed Manufacturing Co., Ltd.	43,000	51,565
Nippon Gas Co., Ltd.	15,400	235,381
Nippon Hume Corp.	11,000	89,075
Nippon Jogesuido Sekkei Co., Ltd. (c)	3,300	40,705
Nippon Kanzai Co., Ltd.	3,300	66,446
Nippon Kasei Chemical Co., Ltd.	18,000	23,149
Nippon Kinzoku Co., Ltd. (a)	29,000	36,456
Nippon Kodoshi Corp.	700	7,559
Nippon Koei Co., Ltd.	42,000	210,687
Nippon Konpo Unyu Soko Co., Ltd.	31,000	545,154
Nippon Koshuha Steel Co., Ltd. (a)	47,000	44,078
Nippon Kucho Service Co., Ltd.	6,000	40,567
Nippon Light Metal Holdings Co., Ltd. (c)	301,800	394,303

Japan—(Continued)
Nippon Paper Industries Co., Ltd. (c)	20,100	380,424
Nippon Parking Development Co., Ltd.	80,300	84,618
Nippon Pillar Packing Co., Ltd.	13,000	100,708
Nippon Piston Ring Co., Ltd.	50,000	85,578
Nippon Rietec Co., Ltd. (c)	7,000	50,407
Nippon Road Co., Ltd. (The)	43,000	195,855
Nippon Seiki Co., Ltd.	24,000	409,444
Nippon Seiro Co., Ltd.	2,000	4,976
Nippon Seisen Co., Ltd.	10,000	39,754
Nippon Sharyo, Ltd. (c)	37,000	153,091
Nippon Sheet Glass Co., Ltd. (a)	527,000	748,769
Nippon Shinyaku Co., Ltd.	27,000	511,210
Nippon Signal Co., Ltd.	32,400	282,362
Nippon Soda Co., Ltd.	79,000	428,789
Nippon Steel & Sumikin Bussan (c)	96,960	310,354
Nippon Steel & Sumikin Texeng	29,000	100,386
Nippon Suisan Kaisha, Ltd. (a)	142,400	299,087
Nippon Synthetic Chemical Industry Co., Ltd. (The) (c)	33,000	236,528
Nippon Thompson Co., Ltd.	48,000	234,140
Nippon Valqua Industries, Ltd.	47,000	130,012
Nipro Corp. (c)	55,400	496,834
Nishi-Nippon Railroad Co., Ltd.	21,000	79,318
Nishikawa Rubber Co., Ltd.	1,200	20,292
Nishimatsu Construction Co., Ltd.	191,000	620,625
Nishimatsuya Chain Co., Ltd. (c)	28,600	207,419
Nishio Rent All Co., Ltd.	8,900	329,533
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	38,868
Nissei ASB Machine Co., Ltd.	2,100	37,625
Nissei Corp.	3,700	33,100
Nissei Plastic Industrial Co., Ltd.	7,100	42,307
Nisshin Fudosan Co.	18,400	68,382
Nisshin Oillio Group, Ltd. (The) (c)	65,000	211,918
Nisshin Steel Holdings Co., Ltd.	35,896	306,235
Nisshinbo Holdings, Inc.	82,000	699,287
Nissin Corp.	44,000	125,060
Nissin Electric Co., Ltd.	30,000	154,352
Nissin Kogyo Co., Ltd.	20,000	372,214
Nissin Sugar Co., Ltd.	2,400	49,502
Nissui Pharmaceutical Co., Ltd.	6,000	62,423
Nitta Corp.	12,800	238,162
Nittan Valve Co., Ltd.	6,300	18,837
Nittetsu Mining Co., Ltd.	38,000	148,430
Nitto Boseki Co., Ltd. (c)	88,000	410,227
Nitto FC Co., Ltd.	4,500	26,379
Nitto Fuji Flour Milling Co., Ltd.	4,000	12,358
Nitto Kogyo Corp.	15,100	316,534
Nitto Kohki Co., Ltd.	7,300	134,536
Nitto Seiko Co., Ltd.	15,000	43,969
Nittoc Construction Co., Ltd.	13,550	49,817
Nittoku Engineering Co., Ltd. (c)	8,700	69,805
Noevir Holdings Co., Ltd.	9,900	186,763
NOF Corp.	83,000	599,566
Nohmi Bosai, Ltd.	13,000	164,098
Nomura Co., Ltd.	21,000	163,373
Noritake Co., Ltd.	75,000	189,513
Noritsu Koki Co., Ltd.	8,000	56,143

MSF-85

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Noritz Corp.	15,800	$293,958
North Pacific Bank, Ltd.	132,800	537,850
NS Solutions Corp.	9,000	203,729
NS United Kaiun Kaisha, Ltd. (c)	67,000	158,578
NSD Co., Ltd.	20,900	262,447
Nuflare Technology, Inc. (c)	1,300	85,690
Obara Group, Inc.	6,400	239,177
Obayashi Road Corp.	16,000	82,151
OBIC Business Consultants, Ltd.	3,600	121,365
Oenon Holdings, Inc.	34,000	82,884
Ogaki Kyoritsu Bank, Ltd. (The)	177,000	483,301
Ohara, Inc.	4,700	28,976
Ohashi Technica, Inc.	4,600	37,689
Ohsho Food Service Corp. (c)	5,400	181,819
Oiles Corp.	14,000	298,926
Oita Bank, Ltd. (The)	104,000	403,716
Okabe Co., Ltd.	25,700	369,024
Okamoto Industries, Inc.	44,000	148,149
Okamoto Machine Tool Works, Ltd. (a)	27,000	27,436
Okamura Corp.	32,000	279,827
Okaya Electric Industries Co., Ltd.	8,900	33,236
OKI Electric Cable Co., Ltd.	6,000	10,148
Okinawa Cellular Telephone Co.	5,800	147,626
Okinawa Electric Power Co., Inc. (The)	9,300	316,299
OKK Corp. (c)	41,000	53,495
OKUMA Corp. (c)	70,000	563,938
Okumura Corp. (c)	94,000	417,972
Okura Industrial Co., Ltd.	30,000	93,822
Okuwa Co., Ltd.	11,000	98,021
Olympic Corp.	7,800	64,053
ONO Sokki Co., Ltd.	11,000	49,389
Onoken Co., Ltd. (c)	9,400	112,221
Onward Holdings Co., Ltd.	64,000	443,010
OPT, Inc.	4,700	35,779
Optex Co., Ltd.	6,500	112,786
Organo Corp.	24,000	111,874
Origin Electric Co., Ltd.	19,000	55,683
Osaka Organic Chemical Industry, Ltd.	8,500	38,642
Osaka Steel Co., Ltd. (c)	8,300	145,386
OSAKA Titanium Technologies Co., Ltd. (c)	6,900	119,304
Osaki Electric Co., Ltd.	17,000	98,103
OSG Corp.	21,100	368,047
Otsuka Kagu, Ltd.	5,500	48,962
OUG Holdings, Inc.	7,000	14,061
Oyo Corp.	11,800	160,330
Pacific Industrial Co., Ltd.	24,000	160,530
Pacific Metals Co., Ltd. (c)	81,000	301,649
Pack Corp. (The)	7,800	148,782
Pal Co., Ltd.	5,300	102,174
Paltac Corp.	18,450	210,106
PanaHome Corp.	45,000	308,525
Panasonic Industrial Devices SUNX Co., Ltd.	11,200	48,179
Panasonic Information Systems	1,700	46,311
Paramount Bed Holdings Co., Ltd.	8,000	251,351
Parco Co., Ltd. (c)	11,200	95,659
Paris Miki Holdings, Inc.	17,000	82,155
Pasco Corp. (a)	11,000	46,221

Japan—(Continued)
Pasona Group, Inc.	3,700	21,809
Penta-Ocean Construction Co., Ltd.	140,000	475,136
Pilot Corp.	7,300	299,979
Piolax, Inc.	5,900	215,329
Pioneer Corp. (a) (c)	153,800	328,719
Plenus Co., Ltd.	10,400	242,754
Press Kogyo Co., Ltd.	60,000	216,911
Pressance Corp. (c)	2,600	67,556
Prestige International, Inc.	10,400	105,309
Prima Meat Packers, Ltd.	78,000	162,253
Pronexus, Inc.	12,300	90,984
Proto Corp.	6,400	88,922
Qol Co., Ltd.	4,700	29,785
Raito Kogyo Co., Ltd.	29,800	248,617
Relo Holdings, Inc.	5,400	294,041
Renaissance, Inc.	5,100	40,420
Rengo Co., Ltd.	120,000	642,869
Renown, Inc. (a)	29,200	35,021
Resort Solution Co., Ltd.	4,000	9,095
Resorttrust, Inc.	32,800	506,532
Rheon Automatic Machinery Co., Ltd.	5,000	27,965
Rhythm Watch Co., Ltd.	64,000	84,892
Riberesute Corp. (c)	4,300	27,384
Ricoh Leasing Co., Ltd.	9,300	220,935
Right On Co., Ltd.	7,900	52,988
Riken Corp.	55,000	221,718
Riken Keiki Co., Ltd.	8,400	76,191
Riken Technos Corp.	23,000	130,184
Riken Vitamin Co., Ltd.	4,800	109,774
Riso Kagaku Corp.	10,179	251,579
Riso Kyoiku Co., Ltd. (c)	11,590	28,622
Rock Field Co., Ltd.	5,500	104,231
Rohto Pharmaceutical Co., Ltd.	15,300	269,743
Rokko Butter Co., Ltd. (c)	5,500	46,367
Roland Corp.	8,300	114,794
Round One Corp.	43,800	377,270
Royal Holdings Co., Ltd.	15,800	227,016
Ryobi, Ltd.	88,000	267,854
Ryoden Trading Co., Ltd.	18,000	122,409
Ryosan Co., Ltd. (c)	20,500	431,790
Ryoyo Electro Corp.	8,600	110,094
S Foods, Inc. (c)	7,500	79,413
S&B Foods, Inc.	600	21,696
Sagami Chain Co., Ltd.	6,000	53,923
Saibu Gas Co., Ltd.	161,000	407,656
Saizeriya Co., Ltd. (c)	16,200	200,977
Sakai Chemical Industry Co., Ltd.	64,000	198,299
Sakai Heavy Industries, Ltd.	21,000	72,253
Sakai Moving Service Co., Ltd.	2,100	69,316
Sakai Ovex Co., Ltd.	32,000	60,655
Sakata INX Corp.	26,000	245,042
Sakata Seed Corp.	17,300	237,629
Sala Corp.	12,900	64,841
San Holdings, Inc.	2,700	35,593
San-A Co., Ltd.	8,800	259,293
San-Ai Oil Co., Ltd.	34,000	208,342
San-In Godo Bank, Ltd. (The)	92,000	621,548

MSF-86

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sanden Corp. (c)	71,000	$315,604
Sanei Architecture Planning Co., Ltd.	4,300	33,823
Sangetsu Co., Ltd.	15,400	403,384
Sanken Electric Co., Ltd. (c)	61,000	433,261
Sanki Engineering Co., Ltd.	35,000	222,711
Sanko Marketing Foods Co., Ltd.	3,100	27,070
Sanko Metal Industrial Co., Ltd.	10,000	25,830
Sankyo Seiko Co., Ltd.	22,100	80,183
Sankyo Tateyama, Inc.	14,200	277,305
Sankyu, Inc.	149,000	561,017
Sanoh Industrial Co., Ltd.	13,800	86,235
Sanshin Electronics Co., Ltd.	16,800	112,299
Sanwa Holdings Corp.	106,000	685,922
Sanyo Chemical Industries, Ltd.	32,000	204,453
Sanyo Denki Co., Ltd.	23,000	148,304
Sanyo Electric Railway Co., Ltd.	5,000	23,548
Sanyo Housing Nagoya Co., Ltd.	5,100	48,747
Sanyo Industries, Ltd.	13,000	22,506
Sanyo Shokai, Ltd.	73,000	212,614
Sanyo Special Steel Co., Ltd.	67,000	280,438
Sapporo Holdings, Ltd.	173,000	679,668
Sasebo Heavy Industries Co., Ltd. (a)	74,000	105,824
Sata Construction Co., Ltd.	42,000	49,509
Sato Holdings Corp. (c)	11,900	275,255
Sato Shoji Corp.	6,500	43,244
Satori Electric Co., Ltd.	7,100	45,501
Sawada Holdings Co., Ltd. (a) (c)	12,700	104,254
Saxa Holdings, Inc.	33,000	50,773
SBS Holdings, Inc.	2,300	38,493
Scroll Corp.	15,700	42,071
SEC Carbon, Ltd.	7,000	21,758
Secom Joshinetsu Co., Ltd.	900	22,908
Seibu Electric Industry Co., Ltd.	12,000	54,801
Seika Corp.	34,000	82,973
Seikagaku Corp.	13,400	178,491
Seikitokyu Kogyo Co., Ltd. (a) (c)	64,000	76,105
Seiko Holdings Corp. (c)	44,000	174,701
Seiko PMC Corp. (c)	1,600	22,354
Seiren Co., Ltd.	29,600	242,936
Sekisui Jushi Corp.	18,000	243,653
Sekisui Plastics Co., Ltd.	24,000	64,058
Senko Co., Ltd. (c)	52,000	225,493
Senshu Electric Co., Ltd.	3,200	39,290
Senshu Ikeda Holdings, Inc. (c)	102,900	470,543
Senshukai Co., Ltd. (c)	18,700	152,373
Septeni Holdings Co., Ltd.	8,000	102,065
Seria Co., Ltd.	4,700	173,989
Shibaura Electronics Co., Ltd.	2,800	57,320
Shibaura Mechatronics Corp. (c)	18,000	40,893
Shibusawa Warehouse Co., Ltd. (The)	29,000	108,335
Shibuya Kogyo Co., Ltd. (c)	11,600	308,367
Shidax Corp. (c)	9,600	46,102
Shiga Bank, Ltd. (The)	96,000	520,346
Shikibo, Ltd.	83,000	94,803
Shikoku Bank, Ltd. (The)	108,000	221,419
Shikoku Chemicals Corp.	21,000	151,272
Shima Seiki Manufacturing, Ltd. (c)	16,300	250,491

Japan—(Continued)
Shimachu Co., Ltd.	27,300	594,666
SHIMANE BANK, Ltd. (The)	2,500	32,032
Shimizu Bank, Ltd. (The)	5,400	140,508
Shimojima Co., Ltd.	6,300	65,200
Shin Nippon Air Technologies Co., Ltd.	7,300	45,894
Shin-Etsu Polymer Co., Ltd.	28,500	106,371
Shin-Keisei Electric Railway Co., Ltd.	23,000	84,060
Shinagawa Refractories Co., Ltd.	27,000	54,573
Shindengen Electric Manufacturing Co., Ltd. (c)	45,000	198,307
Shinkawa, Ltd. (a)	5,300	30,266
Shinko Electric Industries Co., Ltd. (c)	40,300	290,602
Shinko Plantech Co., Ltd. (c)	23,800	184,129
Shinko Shoji Co., Ltd.	13,500	122,888
Shinko Wire Co., Ltd.	12,000	19,858
Shinmaywa Industries, Ltd.	54,000	491,972
Shinnihon Corp.	19,000	57,490
Shinsho Corp.	30,000	61,211
Shinwa Co., Ltd.	3,900	47,601
Ship Healthcare Holdings, Inc.	16,600	639,591
Shiroki Corp.	31,000	62,325
Shizuki Electric Co., Inc.	8,000	30,579
Shizuoka Gas Co., Ltd.	31,500	192,208
Shobunsha Publications, Inc.	6,700	44,865
Shoei Foods Corp.	4,300	33,437
Shofu, Inc.	3,900	33,139
Shoko Co., Ltd. (c)	39,000	53,950
Showa Aircraft Industry Co., Ltd. (c)	5,000	57,502
Showa Corp.	29,300	321,200
Showa Sangyo Co., Ltd.	46,000	150,462
Siix Corp. (c)	8,900	145,441
Sinanen Co., Ltd. (c)	27,000	103,223
Sinfonia Technology Co., Ltd.	58,000	91,453
Sinko Industries, Ltd.	7,600	71,583
Sintokogio, Ltd.	29,200	222,797
SKY Perfect JSAT Holdings, Inc.	87,000	464,307
SMK Corp. (c)	40,000	150,385
SNT Corp.	10,900	41,227
Soda Nikka Co., Ltd.	7,000	30,024
Sodick Co., Ltd.	28,100	105,441
Soft99 Corp. (c)	5,100	35,127
Softbank Technology Corp.	1,600	23,587
Software Service, Inc.	1,500	53,560
Sogo Medical Co., Ltd.	2,800	112,475
Soshin Electric Co., Ltd.	1,500	5,455
Sotetsu Holdings, Inc.	6,000	21,946
Sotoh Co., Ltd.	4,300	38,359
Space Co., Ltd.	5,800	56,676
SPK Corp.	2,500	45,380
Square Enix Holdings Co., Ltd. (c)	36,000	739,641
SRA Holdings	5,600	75,222
Srg Takamiya Co., Ltd.	2,600	37,057
ST Corp.	6,900	66,752
St. Marc Holdings Co., Ltd.	4,400	216,445
Star Micronics Co., Ltd.	23,400	281,582
Starbucks Coffee Japan, Ltd. (c)	4,300	47,619
Starts Corp., Inc.	4,500	57,391

MSF-87

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Starzen Co., Ltd.	38,000	$101,527
Stella Chemifa Corp.	5,600	79,815
Step Co., Ltd.	4,100	29,088
Studio Alice Co., Ltd.	4,900	61,695
Subaru Enterprise Co., Ltd.	1,000	3,338
Sugimoto & Co., Ltd.	3,800	37,486
Sumida Corp.	8,500	47,072
Suminoe Textile Co., Ltd.	31,000	95,881
Sumitomo Bakelite Co., Ltd.	109,000	418,682
Sumitomo Densetsu Co., Ltd.	10,500	130,289
Sumitomo Mitsui Construction Co., Ltd. (a)	119,000	124,257
Sumitomo Osaka Cement Co., Ltd.	230,000	949,935
Sumitomo Precision Products Co., Ltd.	21,000	75,117
Sumitomo Real Estate Sales Co., Ltd.	8,760	275,730
Sumitomo Seika Chemicals Co., Ltd. (c)	30,000	200,987
Sumitomo Warehouse Co., Ltd. (The)	73,000	355,391
Sun-Wa Technos Corp.	3,900	32,818
Suncall Corp.	11,000	66,943
SWCC Showa Holdings Co., Ltd. (a) (c)	163,000	163,876
Systena Corp.	12,600	90,589
T Hasegawa Co., Ltd.	11,800	193,183
T RAD Co., Ltd.	41,000	116,286
T&K Toka Co., Ltd.	5,600	122,849
Tachi-S Co., Ltd. (c)	15,100	248,444
Tachibana Eletech Co., Ltd.	5,900	79,541
Tadano, Ltd.	46,000	596,742
Taihei Dengyo Kaisha, Ltd.	20,000	123,477
Taiheiyo Kouhatsu, Inc. (c)	46,000	44,024
Taiho Kogyo Co., Ltd.	9,800	92,781
Taikisha, Ltd.	15,800	342,147
Taiko Bank, Ltd. (The)	41,000	86,533
Taiko Pharmaceutical Co., Ltd.	4,300	70,239
Taisei Lamick Co., Ltd. (c)	2,700	69,123
Taiyo Holdings Co., Ltd.	7,500	221,709
Taiyo Yuden Co., Ltd. (c)	22,500	276,838
Taka-Q, Ltd.	6,000	13,356
Takachiho Koheki Co., Ltd.	400	4,168
Takagi Securities Co., Ltd.	18,000	54,600
Takamatsu Construction Group Co., Ltd. (c)	8,100	144,310
Takano Co., Ltd.	6,000	32,120
Takaoka Toko Holdings Co., Ltd. (c)	5,365	102,865
Takara Leben Co., Ltd. (c)	15,600	48,089
Takara Printing Co., Ltd.	3,100	24,513
Takara Standard Co., Ltd.	52,000	399,758
Takasago International Corp.	48,000	276,952
Takasago Thermal Engineering Co., Ltd.	33,300	340,514
Takashima & Co., Ltd.	25,000	58,738
Take And Give Needs Co., Ltd.	4,710	89,768
Takeei Corp. (c)	8,700	81,609
Takeuchi Manufacturing Co., Ltd.	7,000	180,341
Takihyo Co., Ltd.	13,000	52,194
Takiron Co., Ltd.	27,000	110,973
Takisawa Machine Tool Co., Ltd.	35,000	52,436
Takuma Co., Ltd.	41,000	292,587
Tamron Co., Ltd. (c)	9,600	227,219
Tamura Corp.	47,000	119,999
Tanseisha Co., Ltd.	14,300	64,134

Japan—(Continued)
Tatsuta Electric Wire and Cable Co., Ltd. (c)	24,100	124,333
Tayca Corp.	17,000	47,889
TBK Co., Ltd.	14,000	70,529
TECHNO ASSOCIE Co., Ltd.	300	3,023
Techno Medica Co., Ltd.	2,400	51,075
Techno Ryowa, Ltd.	4,800	23,242
Tecmo Koei Holdings Co., Ltd. (c)	12,200	164,929
Teikoku Electric Manufacturing Co., Ltd. (c)	4,700	153,679
Teikoku Sen-I Co., Ltd.	13,000	197,946
Teikoku Tsushin Kogyo Co., Ltd.	24,000	41,089
Tekken Corp. (a) (c)	82,000	221,342
Temp Holdings Co., Ltd.	7,400	195,996
Ten Allied Co., Ltd. (a)	2,600	7,626
Tenma Corp.	6,200	85,500
Teraoka Seisakusho Co., Ltd.	200	758
Tigers Polymer Corp.	2,200	9,024
TKC Corp.	12,400	245,828
Toa Corp.	127,000	364,181
Toa Oil Co., Ltd.	37,000	67,968
TOA ROAD Corp.	26,000	102,780
Toabo Corp.	56,000	38,449
Toagosei Co., Ltd.	109,000	465,923
Tobishima Corp. (a) (c)	69,900	103,387
Tobu Store Co., Ltd.	11,000	28,082
TOC Co., Ltd.	34,100	244,779
Tocalo Co., Ltd.	8,800	139,662
Tochigi Bank, Ltd. (The)	67,000	284,060
Toda Corp. (c)	120,000	396,028
Toda Kogyo Corp.	22,000	55,168
Toei Animation Co., Ltd. (c)	2,500	62,930
Toei Co., Ltd.	37,000	222,105
Toenec Corp.	20,000	109,669
Toho Bank, Ltd. (The)	115,000	373,645
Toho Co., Ltd.	20,000	68,350
Toho Holdings Co., Ltd.	25,000	528,327
Toho Titanium Co., Ltd. (a) (c)	18,600	111,168
Toho Zinc Co., Ltd.	85,000	257,334
Tohoku Bank, Ltd. (The)	56,000	83,974
Tohokushinsha Film Corp.	4,800	33,941
Tohto Suisan Co., Ltd.	22,000	46,783
Tokai Carbon Co., Ltd.	112,000	379,206
Tokai Corp.	5,500	157,124
TOKAI Holdings Corp. (c)	52,700	179,444
Tokai Lease Co., Ltd.	16,000	28,965
Tokai Rubber Industries, Ltd.	21,500	219,720
Token Corp.	4,160	189,349
Tokushu Tokai Paper Co., Ltd.	60,000	133,976
Tokuyama Corp. (c)	196,000	640,278
Tokyo Derica Co., Ltd.	3,900	59,468
Tokyo Dome Corp.	94,000	486,927
Tokyo Electron Device, Ltd.	2,400	31,503
Tokyo Energy & Systems, Inc.	15,000	72,775
Tokyo Keiki, Inc. (c)	32,000	93,103
Tokyo Ohka Kogyo Co., Ltd.	21,000	465,069
Tokyo Rakutenchi Co., Ltd.	17,000	80,949
Tokyo Rope Manufacturing Co., Ltd. (a) (c)	55,000	85,039
Tokyo Sangyo Co., Ltd.	12,000	46,666

MSF-88

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tokyo Seimitsu Co., Ltd.	19,900	$349,627
Tokyo Steel Manufacturing Co., Ltd.	72,200	386,559
Tokyo Tekko Co., Ltd.	29,000	118,053
Tokyo Theatres Co., Inc.	42,000	59,639
Tokyo Tomin Bank, Ltd. (The) (c)	21,500	223,515
Tokyu Construction Co., Ltd. (c)	22,480	94,944
Tokyu Recreation Co., Ltd.	6,000	34,005
Toli Corp.	30,000	59,505
Tomato Bank, Ltd.	62,000	108,069
Tomen Devices Corp.	1,500	25,392
Tomen Electronics Corp.	6,500	103,521
Tomoe Corp.	16,000	70,219
Tomoe Engineering Co., Ltd.	3,600	59,670
Tomoegawa Co., Ltd.	12,000	23,135
Tomoku Co., Ltd.	37,000	104,797
TOMONY Holdings, Inc.	83,600	347,053
Tomy Co., Ltd. (c)	38,000	175,786
Tonami Holdings Co., Ltd.	32,000	59,763
Toppan Forms Co., Ltd.	28,300	262,957
Topre Corp.	23,700	253,017
Topy Industries, Ltd.	122,000	214,923
Toridoll.corp (c)	9,000	85,830
Torigoe Co., Ltd. (The)	9,200	63,842
Torii Pharmaceutical Co., Ltd.	5,600	181,426
Torishima Pump Manufacturing Co., Ltd. (c)	11,600	144,090
Tosei Corp. (c)	13,200	89,483
Toshiba Machine Co., Ltd.	62,000	292,655
Toshiba Plant Systems & Services Corp.	21,000	312,348
Toshiba TEC Corp.	13,000	73,846
Tosho Co., Ltd. (c)	3,500	53,798
Tosho Printing Co., Ltd.	26,000	113,408
Totetsu Kogyo Co., Ltd. (c)	16,000	296,117
Tottori Bank, Ltd. (The)	37,000	66,646
Toukei Computer Co., Ltd.	2,200	29,731
Towa Bank, Ltd. (The)	178,000	173,760
Towa Corp. (c)	11,100	58,279
Towa Pharmaceutical Co., Ltd. (c)	5,200	224,199
Toyo Construction Co., Ltd. (c)	41,099	144,293
Toyo Corp. (c)	15,800	162,923
Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd. (c)	23,000	77,805
Toyo Engineering Corp. (c)	62,000	286,022
Toyo Ink SC Holdings Co., Ltd.	107,000	431,418
Toyo Kanetsu KK	68,000	172,924
Toyo Kohan Co., Ltd.	35,000	171,078
Toyo Securities Co., Ltd.	43,000	146,689
Toyo Sugar Refining Co., Ltd.	9,000	8,705
Toyo Tanso Co., Ltd. (c)	7,200	159,347
Toyo Tire & Rubber Co., Ltd.	99,000	699,697
Toyo Wharf & Warehouse Co., Ltd.	30,000	71,276
Toyobo Co., Ltd. (c)	464,000	726,759
TPR Co., Ltd.	12,200	186,444
Trancom Co., Ltd.	3,900	151,848
Transcosmos, Inc. (a)	13,100	270,126
Trusco Nakayama Corp.	10,700	248,148
TSI Holdings Co., Ltd.	47,805	317,504
Tsubakimoto Chain Co.	77,000	549,583

Japan—(Continued)
Tsubakimoto Kogyo Co., Ltd.	8,000	22,053
Tsudakoma Corp. (a)	31,000	47,644
Tsugami Corp. (c)	38,000	226,574
Tsukamoto Corp. Co., Ltd.	21,000	27,803
Tsukishima Kikai Co., Ltd.	13,000	145,209
Tsukuba Bank, Ltd. (The)	47,200	181,558
Tsukui Corp. (c)	13,900	135,271
Tsurumi Manufacturing Co., Ltd.	10,000	128,903
Tsutsumi Jewelry Co., Ltd.	3,800	91,206
TTK Co., Ltd.	4,000	17,653
TV Tokyo Holdings Corp.	3,700	62,589
TYK Corp.	6,000	12,758
U-Shin, Ltd. (c)	16,000	96,880
UACJ Corp.	127,850	526,340
Uchida Yoko Co., Ltd.	32,000	90,087
Ueki Corp.	11,000	22,248
UKC Holdings Corp.	6,200	106,898
Ulvac, Inc. (a)	27,300	556,364
Uniden Corp. (a)	25,000	62,339
Union Tool Co.	7,000	159,723
Unipres Corp.	19,400	349,150
United Arrows, Ltd.	9,300	343,576
Universal Entertainment Corp. (c)	8,500	154,900
UNY Group Holdings Co., Ltd.	55,400	329,281
Uoriki Co., Ltd.	2,100	28,316
Usen Corp. (a) (c)	64,530	202,020
Ushio, Inc.	52,700	683,089
UT Holdings Co., Ltd.	14,200	74,117
Utoc Corp.	5,100	17,706
Valor Co., Ltd.	16,900	212,004
Village Vanguard Co., Ltd. (c)	3,400	41,063
Vital KSK Holdings, Inc.	20,300	153,103
VT Holdings Co., Ltd. (c)	47,700	262,654
Wacoal Holdings Corp.	26,000	264,894
Wacom Co., Ltd. (c)	13,700	96,020
Wakachiku Construction Co., Ltd.	69,000	93,411
Wakamoto Pharmaceutical Co., Ltd.	9,000	24,143
Wakita & Co., Ltd.	20,000	235,374
Warabeya Nichiyo Co., Ltd.	8,400	158,443
Watabe Wedding Corp.	4,400	28,961
WATAMI Co., Ltd. (c)	11,200	163,375
Weathernews, Inc. (c)	3,600	95,786
Welcia Holdings Co., Ltd.	3,900	219,232
Wellnet Corp.	2,700	51,162
West Holdings Corp. (c)	7,200	86,970
Wood One Co., Ltd.	19,000	59,539
Wowow, Inc.	2,700	96,097
Xebio Co., Ltd.	14,100	244,849
Y. A. C. Co., Ltd.	4,900	27,438
Yachiyo Bank, Ltd. (The)	8,500	232,221
Yachiyo Industry Co., Ltd.	5,600	42,259
Yahagi Construction Co., Ltd.	17,100	167,416
Yaizu Suisankagaku Industry Co., Ltd.	4,400	40,389
YAMABIKO Corp.	4,100	166,814
Yamagata Bank, Ltd. (The)	80,000	339,950
Yamaichi Electronics Co., Ltd.	8,200	32,902
Yamanashi Chuo Bank, Ltd. (The)	91,000	410,494

MSF-89

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Yamatane Corp.	53,000	$83,183
Yamato Corp.	9,000	30,472
Yamato International, Inc.	6,700	27,822
Yamaya Corp.	2,650	52,052
Yamazawa Co., Ltd.	1,000	14,736
Yamazen Corp.	32,100	212,491
Yaoko Co., Ltd. (c)	3,600	170,876
Yashima Denki Co., Ltd.	7,500	32,307
Yasuda Warehouse Co., Ltd. (The)	7,400	78,943
Yellow Hat, Ltd.	10,700	213,622
Yodogawa Steel Works, Ltd.	70,000	289,071
Yokogawa Bridge Holdings Corp.	18,000	197,969
Yokohama Reito Co., Ltd.	26,500	220,975
Yokowo Co., Ltd.	7,900	42,849
Yomeishu Seizo Co., Ltd.	6,000	57,206
Yondenko Corp.	12,000	42,036
Yondoshi Holding, Inc.	11,700	200,815
Yonekyu Corp.	800	6,225
Yonex Co., Ltd.	5,900	37,078
Yorozu Corp.	9,600	157,382
Yoshinoya Holdings Co., Ltd.	1,200	15,285
Yuasa Funashoku Co., Ltd.	8,000	19,275
Yuasa Trading Co., Ltd.	100,000	205,665
Yuken Kogyo Co., Ltd.	22,000	47,853
Yuki Gosei Kogyo Co., Ltd.	6,000	14,971
Yurtec Corp.	26,000	99,808
Yusen Logistics Co., Ltd.	11,700	147,418
Yushin Precision Equipment Co., Ltd.	500	14,647
Yushiro Chemical Industry Co., Ltd.	7,300	71,497
Zappallas, Inc.	4,900	35,931
Zenrin Co., Ltd. (c)	15,700	158,421
Zensho Holdings Co., Ltd. (c)	31,200	305,278
ZERIA Pharmaceutical Co., Ltd.	8,800	179,613
Zojirushi Corp.	10,000	31,811
Zuken, Inc.	7,200	57,481

		207,094,669

Netherlands—2.2%
Aalberts Industries NV	53,139	1,857,051
Accell Group	13,869	286,580
AMG Advanced Metallurgical Group NV (a)	17,624	173,798
Amsterdam Commodities NV	10,026	246,184
APERAM (a) (c)	33,328	887,107
Arcadis NV	32,441	1,248,841
ASM International NV	26,751	1,075,243
Ballast Nedam (a)	1,358	17,476
BE Semiconductor Industries NV	23,461	363,051
Beter Bed Holding NV	10,318	232,284
BinckBank NV	39,299	465,033
Brunel International NV	6,300	442,096
Corbion NV (c)	19,773	466,824
Delta Lloyd NV	91,549	2,540,859
DOCdata NV	1,934	43,424
Exact Holding NV (c)	7,888	300,018
Grontmij (a) (c)	40,836	205,552
Heijmans NV (c)	14,562	264,331

Netherlands—(Continued)
Hunter Douglas NV	2,423	116,742
KAS Bank NV	7,278	100,636
Kendrion NV	4,261	145,877
Koninklijke BAM Groep NV (c)	183,068	1,099,570
Koninklijke Wessanen NV	54,622	311,466
Macintosh Retail Group NV	7,046	76,626
Nederland Apparatenfabriek	2,742	116,331
Nutreco NV	38,964	1,731,988
Ordina NV (a)	57,689	155,656
PostNL NV (a)	219,352	1,005,983
Royal Imtech NV (a) (c)	38,313	105,194
SBM Offshore NV (a)	103,661	1,886,588
Sligro Food Group NV (c)	13,645	559,183
SNS REAAL NV (a) (b) (c)	105,329	0
Telegraaf Media Groep NV (c)	13,542	137,048
Ten Cate NV	20,330	627,408
TKH Group NV	23,125	808,192
TNT Express NV	6,296	62,013
TomTom NV (a) (c)	76,476	516,666
USG People NV	43,376	704,505
Van Lanschot NV (a)	45	1,178

		21,384,602

New Zealand—0.9%
A2 Corp., Ltd. (a)	134,580	106,284
Abano Healthcare Group, Ltd.	880	5,198
Air New Zealand, Ltd.	170,907	303,571
Bathurst Resources New Zealand, Ltd. (a) (c)	206,414	14,560
Briscoe Group, Ltd.	13,123	28,046
Cavalier Corp., Ltd.	7,259	9,778
Chorus, Ltd. (c)	106,254	158,324
Diligent Board Member Services, Inc. (a) (c)	19,249	69,443
Ebos Group, Ltd.	40,868	363,706
Fisher & Paykel Healthcare Corp., Ltd. (c)	259,685	959,625
Freightways, Ltd.	81,878	344,028
Hallenstein Glasson Holdings, Ltd.	19,012	51,282
Heartland New Zealand, Ltd.	72,313	55,363
Infratil, Ltd.	399,354	783,545
Kathmandu Holdings, Ltd.	23,984	80,165
Mainfreight, Ltd.	40,292	463,658
Methven, Ltd.	19,898	19,873
Michael Hill International, Ltd.	82,929	98,193
Millennium & Copthorne Hotels New Zealand, Ltd.	26,384	14,425
New Zealand Oil & Gas, Ltd.	178,730	118,745
New Zealand Refining Co., Ltd. (The)	27,432	41,737
Nuplex Industries, Ltd.	105,582	317,166
NZX, Ltd.	130,860	145,504
Opus International Consultants, Ltd.	4,000	6,849
Pacific Edge, Ltd. (a)	17,353	20,372
PGG Wrightson, Ltd.	58,545	20,822
Pike River Coal Co., Ltd. (a) (b)	82,575	0
Port of Tauranga, Ltd.	38,167	471,687
Pumpkin Patch, Ltd. (a)	31,660	15,945
Restaurant Brands New Zealand, Ltd.	55,682	141,598
Rubicon, Ltd. (a)	9,922	3,268

MSF-90

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Ryman Healthcare, Ltd.	152,639	$1,162,797
Sanford, Ltd.	314	1,213
Skellerup Holdings, Ltd.	29,759	46,012
Sky City Entertainment Group, Ltd.	295,453	1,009,120
Sky Network Television, Ltd.	107,194	583,042
Tower, Ltd.	59,836	81,571
Trade Me Group, Ltd.	20,069	70,980
TrustPower, Ltd.	13,980	78,814
Vector, Ltd. (c)	163,940	346,167
Warehouse Group, Ltd. (The)	53,562	149,739
Xero, Ltd. (a)	18,201	623,702

		9,385,917

Norway—1.1%
ABG Sundal Collier Holding ASA	167,319	159,257
American Shipping ASA (a)	5,479	41,077
Archer, Ltd. (a)	72,304	94,168
Atea ASA	37,179	407,911
Austevoll Seafood ASA	48,445	287,015
Bionor Pharma ASA (a)	16,875	8,410
Bonheur ASA	4,316	85,045
BW Offshore, Ltd.	176,208	228,126
BWG Homes ASA (a)	39,260	70,797
Cermaq ASA (c)	32,403	360,187
Deep Sea Supply plc (a)	53,588	87,058
Det Norske Oljeselskap ASA (a) (c)	25,513	267,145
DNO International ASA (a)	256,355	978,084
DOF ASA (a)	26,204	118,909
Ekornes ASA	13,813	219,086
Electromagnetic GeoServices (a) (c)	82,083	101,083
Eltek ASA	122,435	155,660
Evry ASA	25,788	43,669
Farstad Shipping ASA	6,040	123,055
Frontline, Ltd. (a) (c)	36,608	143,701
Ganger Rolf ASA	7,335	142,720
Golden Ocean Group, Ltd.	173,259	343,666
Grieg Seafood ASA (a)	11,731	46,865
Hexagon Composites ASA	3,758	21,838
Hoegh LNG Holdings, Ltd. (a)	15,525	140,655
Hurtigruten ASA (a)	79,346	58,181
Kongsberg Automotive Holding ASA (a)	236,674	216,832
Kvaerner ASA	92,750	198,545
Leroy Seafood Group ASA	9,723	315,893
Nordic Semiconductor ASA (a) (c)	76,341	470,960
Norske Skogindustrier ASA (a)	101,549	83,088
Northern Offshore, Ltd.	47,579	69,353
Norwegian Air Shuttle A/S (a) (c)	12,510	528,688
Norwegian Energy Co. ASA (a) (c)	1,116,642	35,401
Odfjell SE - A Shares (a)	1,949	11,556
Olav Thon Eiendomsselskap ASA	97	17,821
Opera Software ASA	35,363	461,755
Panoro Energy ASA (a)	64,409	36,140
PhotoCure ASA (a)	5,477	23,036
ProSafe SE (c)	46,555	373,005
Q-Free ASA (a)	24,256	59,148
REC Solar ASA (a)	10,877	168,879

Norway—(Continued)
Renewable Energy Corp. ASA (a)	630,934	411,179
Salmar ASA (a)	8,438	120,877
Sevan Marine ASA (a)	19,916	78,705
Siem Offshore, Inc. (a)	86,433	130,218
Solstad Offshore ASA	6,576	118,052
Songa Offshore SE (a)	180,757	84,221
SpareBank 1 SMN	40,946	367,533
SpareBank 1 SR Bank ASA	768	7,793
Stolt-Nielsen, Ltd.	9,173	266,474
Tomra Systems ASA	67,216	644,585
TTS Group ASA	18,359	19,446
Veidekke ASA	57,200	592,852
Wilh Wilhelmsen ASA	22,562	213,998
Wilh Wilhelmsen Holding ASA	5,524	180,028

		11,039,429

Portugal—0.8%
Altri SGPS S.A.	79,420	289,085
Banco BPI S.A. (a) (c)	241,547	632,052
Banco Comercial Portugues S.A. (a)	5,819,037	1,823,663
Banco Espirito Santo S.A. (a) (c)	286,689	538,386
Mota-Engil SGPS S.A.	40,942	333,120
Novabase SGPS S.A.	7,827	42,263
Portucel Empresa Produtora de Pasta e Papel S.A.	135,397	616,018
REN - Redes Energeticas Nacionais SGPS S.A.	133,701	527,327
Semapa-Sociedade de Investimento e Gestao	48,412	710,757
Sonae	597,292	1,123,655
Sonae Industria SGPS S.A. (a)	24,230	23,404
Teixeira Duarte S.A.	103,277	157,189
ZON OPTIMUS SGPS S.A.	131,797	1,036,050

		7,852,969

Singapore—1.5%
Abterra, Ltd. (a)	51,720	22,819
Amara Holdings, Ltd.	105,000	44,265
Amtek Engineering, Ltd.	132,000	69,769
ASL Marine Holdings, Ltd.	105,000	58,578
Ausgroup, Ltd. (a) (c)	267,000	72,512
Baker Technology, Ltd.	166,000	40,930
Banyan Tree Holdings, Ltd. (c)	155,000	78,872
Biosensors International Group, Ltd. (c)	473,000	351,449
Bonvests Holdings, Ltd.	18,000	16,901
Boustead Singapore, Ltd.	160,000	237,996
Breadtalk Group, Ltd.	82,000	80,631
Broadway Industrial Group, Ltd. (a)	138,000	28,577
Bukit Sembawang Estates, Ltd.	72,000	310,533
Bund Center Investment, Ltd.	552,000	87,888
CH Offshore, Ltd.	157,000	51,216
China Aviation Oil Singapore Corp., Ltd.	153,600	106,402
China Merchants Holdings Pacific, Ltd.	53,000	40,464
Chip Eng Seng Corp., Ltd.	327,000	191,491
Chuan Hup Holdings, Ltd.	125,000	25,331
Cityspring Infrastructure Trust	186,000	69,555
Cosco Corp. Singapore, Ltd. (c)	560,000	318,807

MSF-91

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Creative Technology, Ltd.	22,600	$41,756
CSC Holdings, Ltd.	284,000	19,925
CSE Global, Ltd.	301,000	141,427
CWT, Ltd.	119,000	139,036
Datapulse Technology, Ltd.	106,000	13,151
Delong Holdings, Ltd. (a)	91,000	28,953
DMX Technologies Group, Ltd.	186,000	29,606
Dyna-Mac Holdings, Ltd.	20,000	6,131
Elec & Eltek International Co., Ltd.	23,000	37,531
Eu Yan Sang International, Ltd.	90,000	62,234
Ezra Holdings, Ltd. (c)	483,799	420,329
Falcon Energy Group, Ltd.	151,000	39,005
Far East Orchard, Ltd.	95,044	127,846
FJ Benjamin Holdings, Ltd.	106,000	16,065
Food Empire Holdings, Ltd.	118,000	37,313
Fragrance Group, Ltd. (c)	1,352,000	274,581
Gallant Venture, Ltd. (a) (c)	479,000	114,157
GK Goh Holdings, Ltd.	12,000	8,121
GMG Global, Ltd.	2,022,000	152,659
Goodpack, Ltd.	156,000	265,706
GuocoLand, Ltd.	28,000	48,755
GuocoLeisure, Ltd. (c)	306,000	225,253
HanKore Environment Tech Group, Ltd. (a) (c)	157,000	17,087
Hanwell Holdings, Ltd. (a)	19,000	3,775
Healthway Medical Corp., Ltd. (a)	701,750	34,608
HG Metal Manufacturing, Ltd.	460,000	35,548
Hi-P International, Ltd.	125,000	54,807
Hiap Hoe, Ltd.	58,000	41,941
Hiap Seng Engineering, Ltd.	61,500	10,026
HLH Group, Ltd. (a)	1,066,000	16,985
Ho Bee Investment, Ltd. (c)	153,000	265,399
Hong Fok Corp., Ltd.	223,400	130,590
Hong Leong Asia, Ltd.	74,000	84,083
Hotel Grand Central, Ltd.	1,000	904
Hotel Properties, Ltd.	125,000	294,405
Hour Glass, Ltd. (The)	43,000	57,156
HTL International Holdings, Ltd.	69,000	15,333
HupSteel, Ltd.	111,000	18,054
Hwa Hong Corp., Ltd.	138,000	32,920
Hyflux, Ltd. (c)	243,500	237,320
Indofood Agri Resources, Ltd. (c)	301,000	233,864
InnoTek, Ltd.	88,000	22,069
IPC Corp., Ltd.	296,000	35,328
Jaya Holdings, Ltd.	244,000	150,723
Jiutian Chemical Group, Ltd. (a)	649,000	36,606
K-Green Trust	177,000	146,402
K1 Ventures, Ltd.	483,000	75,304
Keppel Telecommunications & Transportation, Ltd.	67,000	91,570
Koh Brothers Group, Ltd.	97,000	23,932
LCD Global Investment, Ltd.	385,200	42,321
Li Heng Chemical Fibre Technologies, Ltd. (a)	309,000	23,582
Lian Beng Group, Ltd.	237,000	115,256
Low Keng Huat Singapore, Ltd.	153,000	82,099
Lum Chang Holdings, Ltd.	115,000	30,611

Singapore—(Continued)
M1, Ltd. (c)	99,000	273,339
Manhattan Resources, Ltd. (a)	83,000	40,259
Marco Polo Marine, Ltd. (c)	51,000	15,640
Mercator Lines Singapore, Ltd. (a)	70,000	5,509
Mermaid Maritime plc	29,000	10,372
Metro Holdings, Ltd.	199,600	134,831
Mewah International, Inc. (c)	205,000	81,637
Midas Holdings, Ltd. (c)	675,000	236,867
Nam Cheong, Ltd. (c)	659,000	175,871
NSL, Ltd.	15,000	25,992
Oceanus Group, Ltd. (a)	901,000	13,656
OSIM International, Ltd. (c)	109,000	224,734
Otto Marine, Ltd. (a) (c)	522,000	32,904
OUE Hospitality Trust (c)	29,000	19,483
Overseas Union Enterprise, Ltd. (c)	174,000	310,599
Pan-United Corp., Ltd.	130,000	108,590
Petra Foods, Ltd.	111,000	326,041
Popular Holdings, Ltd.	192,000	34,194
QAF, Ltd.	123,811	84,183
Raffles Education Corp., Ltd. (a)	470,374	108,603
Raffles Medical Group, Ltd.	36,628	93,555
Rickmers Maritime	110,000	24,963
Riverstone Holdings, Ltd.	20,000	12,912
Rotary Engineering, Ltd.	128,000	70,318
Roxy-Pacific Holdings, Ltd.	128,750	58,679
S I2I, Ltd. (a)	1,741,000	12,456
SBS Transit, Ltd.	40,500	39,132
See Hup Seng, Ltd.	163,000	40,284
Sheng Siong Group, Ltd.	231,000	109,229
Sim Lian Group, Ltd. (c)	121,500	81,223
Sinarmas Land, Ltd. (c)	814,000	369,819
Sing Holdings, Ltd.	82,000	23,150
Singapore Post, Ltd. (c)	773,544	837,012
Singapore Reinsurance Corp., Ltd.	1,000	223
Sino Grandness Food Industry Group, Ltd. (a) (c)	154,000	83,812
SMRT Corp., Ltd. (c)	226,000	183,249
Stamford Land Corp., Ltd.	304,000	141,528
Sunningdale Tech, Ltd.	303,000	38,127
SunVic Chemical Holdings, Ltd. (a)	143,000	68,972
Super Group, Ltd. (c)	100,000	277,031
Swiber Holdings, Ltd. (a) (c)	319,000	168,876
Swissco Holdings, Ltd.	80,000	21,679
Tat Hong Holdings, Ltd.	187,000	113,259
Thakral Corp., Ltd.	197,000	4,392
Tiong Woon Corp. Holding, Ltd.	218,250	53,800
Triyards holdings, Ltd.	39,979	20,026
Tuan Sing Holdings, Ltd.	390,705	104,264
UMS Holdings, Ltd.	116,000	73,760
United Engineers, Ltd.	256,000	421,771
United Envirotech, Ltd.	214,000	253,153
United Fiber System, Ltd. (a)	426,950	5,771
United Overseas Insurance, Ltd.	4,000	14,087
UOB-Kay Hian Holdings, Ltd.	178,000	236,438
UPP Holdings, Ltd.	218,000	46,007
Vard Holdings, Ltd. (a) (c)	289,000	230,157
Venture Corp., Ltd.	149,000	884,417

MSF-92

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Vibrant Group, Ltd.	773,071	$63,900
Vicom, Ltd.	2,000	9,445
Wee Hur Holdings, Ltd.	234,000	65,076
Wheelock Properties Singapore, Ltd.	104,000	136,485
Wing Tai Holdings, Ltd. (c)	267,621	390,013
Yeo Hiap Seng, Ltd.	19,712	36,548
YHI International, Ltd.	78,000	14,882
Yongnam Holdings, Ltd.	750,000	134,394

		15,346,712

Spain—2.5%
Abengoa S.A.	20,451	114,633
Abengoa S.A. - B Shares	81,804	381,389
Acciona S.A.	2,173	188,452
Acerinox S.A. (c)	64,877	1,043,276
Adveo Group International S.A.	5,993	143,421
Almirall S.A.	34,815	594,925
Atresmedia Corp. de Medios de Comunicaion S.A. (a)	35,378	545,255
Azkoyen S.A. (a)	1,608	6,441
Bankinter S.A.	272,327	2,194,236
Baron de Ley (a)	1,446	144,482
Bolsas y Mercados Espanoles S.A.	36,110	1,470,471
Caja de Ahorros del Mediterraneo (a) (b) (c)	14,621	0
Campofrio Food Group S.A. (a)	12,609	119,846
Cementos Portland Valderrivas S.A. (a)	7,045	72,932
Cie Automotive S.A.	19,638	233,151
Construcciones y Auxiliar de Ferrocarriles S.A.	858	440,194
Deoleo S.A. (a) (c)	241,759	145,136
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,678	37,600
Duro Felguera S.A. (c)	33,927	232,249
Ebro Foods S.A. (c)	42,775	989,605
Elecnor S.A.	13,487	197,691
Ence Energia y Celulosa S.A (c)	104,517	315,862
Ercros S.A. (a)	60,314	42,145
Faes Farma S.A.	148,861	513,140
Fluidra S.A.	9,730	48,709
Fomento de Construcciones y Contratas S.A. (a)	17,778	406,003
Gamesa Corp. Tecnologica S.A. (a)	133,307	1,449,405
Grupo Catalana Occidente S.A.	26,168	1,064,775
Grupo Ezentis S.A. (a)	50,354	88,331
Iberpapel Gestion S.A.	185	3,663
Indra Sistemas S.A. (c)	51,661	1,039,216
Inmobiliaria Colonial S.A. (a)	10,263	26,497
Jazztel plc (a)	120,507	1,835,858
Laboratorios Farmaceuticos Rovi S.A.	7,964	107,037
Mediaset Espana Comunicacion S.A. (a) (c)	83,216	971,281
Melia Hotels International S.A. (c)	33,769	435,195
Miquel y Costas & Miquel S.A.	5,284	218,882
Natra S.A. (a)	7,533	20,491
NH Hoteles S.A. (a)	74,813	532,728
Obrascon Huarte Lain S.A.	24,970	1,086,830
Papeles y Cartones de Europa S.A.	24,499	132,237

Spain—(Continued)
Pescanova S.A. (a) (b)	7,446	0
Prim S.A.	3,013	24,324
Promotora de Informaciones S.A. (a) (c)	160,309	92,168
Prosegur Cia de Seguridad S.A.	89,130	574,194
Realia Business S.A. (a) (c)	74,911	126,762
Sacyr Vallehermoso S.A. (a)	177,060	1,175,197
Solaria Energia y Medio Ambiente S.A. (a)	19,439	35,168
Tecnicas Reunidas S.A. (c)	14,817	838,192
Telecomunicaciones y Energia (a)	13,592	33,200
Tubacex S.A.	74,065	341,502
Tubos Reunidos S.A.	63,692	180,502
Vidrala S.A.	9,644	518,308
Viscofan S.A. (c)	23,625	1,235,890
Vocento S.A. (a)	5,362	18,627
Zeltia S.A. (a)	112,364	413,470

		25,241,174

Sweden—3.7%
AarhusKarlshamn AB	14,131	927,755
Acando AB	32,257	74,749
AddNode Group AB	1,849	11,595
AddTech AB - B Shares	32,544	511,993
AF AB - B Shares	19,509	723,053
Arise AB (a)	4,852	17,752
Atrium Ljungberg AB - B Shares	3,824	58,095
Avanza Bank Holding AB	5,548	213,170
Axfood AB (c)	11,896	657,953
Axis Communications AB (c)	20,453	700,141
B&B Tools AB - B Shares	12,796	235,730
BE Group AB (a)	31,085	53,932
Beijer AB G&L - B Shares	6,405	128,598
Beijer Alma AB	10,939	305,338
Beijer Electronics AB	5,229	55,711
Betsson AB (a)	15,053	548,314
Bilia AB - A Shares	10,743	344,717
Billerud AB	89,835	1,244,638
BioGaia AB - B Shares	7,656	251,337
Biotage AB	15,339	25,715
Bjoern Borg AB (a)	9,936	39,753
Bure Equity AB	37,705	160,286
Byggmax Group AB	19,874	155,809
Castellum A.B.	88,397	1,469,320
Cision AB	3,202	30,182
Clas Ohlson AB - B Shares	19,724	417,546
Cloetta AB - B Shares (a)	15,301	55,789
Concentric AB	32,613	453,351
Concordia Maritime AB - B Shares	4,217	8,372
Connecta AB	4,752	26,946
Dios Fastigheter AB	25,743	213,707
Doro AB	8,437	54,929
Duni AB	21,125	277,661
East Capital Explorer AB (a)	7,088	55,368
Enea AB (a)	6,525	53,168
Eniro AB (a)	55,843	501,715
Fabege AB (c)	79,503	1,036,639
Fagerhult AB	2,130	97,377

MSF-93

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Fastighets AB Balder - B Shares (a) (c)	36,044	$436,772
Fenix Outdoor AB	384	20,247
Gunnebo AB	23,589	139,850
Haldex AB	33,062	386,807
Hexpol AB (c)	11,619	1,026,588
HIQ International AB (a) (c)	34,294	209,294
HMS Networks AB	709	14,646
Holmen AB - B Shares	32,135	1,181,434
Hufvudstaden AB - A Shares (c)	15,492	218,756
Husqvarna AB - A Shares	9,289	64,610
Husqvarna AB - B Shares (c)	210,669	1,471,653
Industrial & Financial Systems	11,624	327,632
Indutrade AB	8,220	392,701
Intrum Justitia AB	33,868	924,667
JM AB	47,411	1,557,882
KappAhl AB (a)	29,980	186,082
Karolinska Development AB (a) (c)	7,514	30,513
Klovern AB	22,837	121,999
KNOW IT AB	10,654	107,819
Kungsleden AB	74,623	616,434
Lagercrantz AB - B Shares	9,342	183,410
Lindab International AB (a)	46,206	557,790
Loomis AB - Class B	39,066	1,004,325
Medivir AB - B Shares (a)	16,404	290,298
Mekonomen AB (c)	9,563	263,603
Micronic Mydata AB (a)	46,878	123,209
Modern Times Group AB - B Shares	9,830	459,809
MQ Holding AB	9,112	37,199
NCC AB - A Shares	3,116	112,174
NCC AB - B Shares (c)	45,222	1,639,728
Nederman Holding AB	932	27,154
Net Entertainment NE AB - B Shares (a)	16,258	386,576
Net Insight AB (a)	143,837	41,774
New Wave Group AB - B Shares (c)	27,702	195,477
Nibe Industrier AB - B Shares (c)	40,031	1,031,985
Nobia AB	90,272	798,628
Nolato AB - B Shares	12,091	305,126
Nordnet AB - B Shares	50,893	213,856
OEM International AB - B Shares	498	8,969
Orexo AB (a) (c)	5,087	103,417
PA Resources AB (a)	3,844	4,993
Peab AB	89,685	634,297
Pricer AB - B Shares	57,101	51,126
Proact IT Group AB	4,203	57,614
Proffice AB - B Shares	32,500	122,909
Ratos AB - B Shares (c)	15,038	139,535
ReadSoft AB - B Shares	7,499	20,740
Rezidor Hotel Group AB (a)	41,212	279,578
rnb Retail and Brands AB (a)	5,888	15,755
Saab AB - Class B	27,146	828,154
Sagax AB	14,540	71,877
SAS AB (a) (c)	78,024	172,911
Sectra AB - B Shares (a)	2,976	36,534
Semcon AB	8,454	90,769
SkiStar AB	12,482	160,035
SSAB AB - A Shares (c)	87,230	674,525
SSAB AB - B Shares (c)	46,497	312,191

Sweden—(Continued)
Sweco AB - B Shares	18,222	304,536
Swedish Orphan Biovitrum AB (a)	74,978	822,608
Systemair AB	6,265	107,816
TradeDoubler AB (a) (c)	21,483	56,122
Transcom WorldWide S.A. (a)	22,591	4,381
Transmode Holding AB	2,253	37,838
Trelleborg AB - B Shares	2,063	41,712
Unibet Group plc	16,402	824,008
Vitrolife AB	7,246	105,883
Wallenstam AB - B Shares (c)	46,001	754,261
Wihlborgs Fastigheter AB	34,720	676,583

		36,828,388

Switzerland—4.8%
Advanced Digital Broadcast Holdings S.A. (a)	557	9,098
AFG Arbonia-Forster Holding AG (a)	9,594	318,188
Allreal Holding AG (a)	6,898	995,459
Alpiq Holding AG (a)	28	3,864
APG SGA S.A.	818	278,149
Ascom Holding AG (a)	17,215	353,791
Autoneum Holding AG (a)	2,052	472,583
Bachem Holding AG (a)	1,972	110,267
Bank Coop AG	3,124	154,644
Banque Cantonale de Geneve	435	111,697
Banque Privee Edmond de Rothschild S.A.	3	53,847
Basilea Pharmaceutica (a)	2,000	228,661
Basler Kantonalbank	130	11,329
Belimo Holding AG	239	662,462
Bell AG	74	202,919
Bellevue Group AG	2,584	40,110
Berner Kantonalbank AG (c)	2,359	573,652
BKW AG	6,162	218,264
Bobst Group AG (a)	6,231	296,670
Bossard Holding AG	1,729	496,725
Bucher Industries AG	3,522	1,196,114
Burckhardt Compression Holding AG (c)	1,451	755,491
Burkhalter Holding AG (a)	1,340	117,298
Carlo Gavazzi Holding AG	191	49,486
Cham Paper Holding AG (a)	169	44,687
Charles Voegele Holding AG (a)	4,263	50,450
Cicor Technologies (a)	644	24,044
Cie Financiere Tradition S.A. (c)	863	46,396
Clariant AG (a) (c)	36,782	715,614
Coltene Holding AG (a)	1,860	114,074
Conzzeta AG	47	171,515
Daetwyler Holding AG (c)	3,203	505,812
Dufry AG (a)	8,930	1,537,016
EFG International AG (a) (c)	27,485	357,451
Emmi AG (a)	1,190	429,029
Energiedienst Holding AG	3,017	108,602
Flughafen Zuerich AG (c)	2,209	1,420,343
Forbo Holding AG (a)	1,023	1,075,051
Galenica AG (c)	2,405	2,329,361
GAM Holding AG (a)	115,271	2,082,893
Gategroup Holding AG (a)	14,867	437,689

MSF-94

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Georg Fischer AG (a)	2,362	$1,833,843
Gurit Holding AG (a)	292	165,322
Helvetia Holding AG	3,360	1,722,237
Highlight Communications AG (a)	13,077	67,228
Huber & Suhner AG	6,932	375,936
Implenia AG (a)	8,148	609,121
Inficon Holding AG (a) (c)	996	369,132
Interroll Holding AG (a)	265	170,930
Intershop Holdings AG	753	293,882
Jungfraubahn Holding AG	85	6,673
Kaba Holding AG - Class B (a)	1,471	703,103
Kardex AG (a)	3,370	167,280
Komax Holding AG (a)	2,284	348,585
Kudelski S.A.	28,311	410,365
Kuoni Reisen Holding AG (a)	2,197	987,477
LEM Holding S.A.	349	277,511
Liechtensteinische Landesbank AG	2,973	143,707
LifeWatch AG (a)	4,907	52,176
Logitech International S.A. (c)	84,871	1,268,364
Lonza Group AG (a)	12,179	1,245,869
Luzerner Kantonalbank AG	1,836	751,317
MCH Group AG	1,044	70,882
Metall Zug AG	79	235,156
Meyer Burger Technology AG (a)	51,039	834,226
Micronas Semiconductor Holding AG (a) (c)	16,260	128,862
Mikron Holding AG (a)	474	3,486
Mobilezone Holding AG	17,624	195,163
Mobimo Holding AG (a)	3,387	718,325
Nobel Biocare Holding AG (a) (c)	57,298	825,175
OC Oerlikon Corp. AG (a)	101,100	1,706,176
Orascom Development Holding AG (a)	2,069	33,153
Orell Fuessli Holding AG (a)	428	46,905
Orior AG (a)	3,084	193,321
Panalpina Welttransport Holding AG	4,140	636,385
Phoenix Mecano AG	384	242,301
PSP Swiss Property AG (a)	2,635	247,831
PubliGroupe AG	910	107,939
Rieter Holding AG (a) (c)	1,987	442,880
Romande Energie Holding S.A.	125	157,097
Schaffner Holding AG (a)	238	70,501
Schmolz & Bickenbach AG (a) (c)	291,720	406,903
Schweiter Technologies AG	567	418,853
Schweizerische National-Versicherungs-Gesellschaft AG	8,748	597,967
Siegfried Holding AG (a)	1,948	368,073
St. Galler Kantonalbank AG	1,433	595,627
Straumann Holding AG	153	32,610
Swiss Life Holding AG (a)	2,716	667,526
Swisslog Holding AG (a)	139,223	162,287
Swissquote Group Holding S.A.	5,895	243,615
Tamedia AG	904	116,070
Tecan Group AG (c)	3,723	447,076
Temenos Group AG	24,817	873,717
Tornos Holding AG (a)	3,719	24,756
U-Blox AG (a)	3,324	457,253
Valiant Holding (c)	7,115	716,062
Valora Holding AG (c)	1,951	547,890

Switzerland—(Continued)
Vaudoise Assurances Holding S.A.	618	282,781
Verwaltungs- und Privat-Bank AG	2,526	260,369
Vetropack Holding AG (c)	131	242,383
Von Roll Holding AG (a)	27,242	52,433
Vontobel Holding AG (c)	13,645	539,762
Walliser Kantonalbank	137	114,682
Walter Meier AG (a)	1,540	89,795
WM Technologie AG (a)	1,540	36,582
Ypsomed Holding AG (a) (c)	2,012	177,486
Zehnder Group AG	6,564	288,295
Zueblin Immobilien Holding AG (a)	20,587	45,631
Zug Estates Holding AG (a)	73	98,295
Zuger Kantonalbank AG	70	378,608

		47,310,004

United Arab Emirates—0.0%
Lamprell plc (a)	113,934	263,993

United Kingdom—21.4%
4imprint Group plc	6,953	79,380
888 Holdings plc	66,302	166,774
A.G.BARR plc	49,005	498,329
Acal plc	9,528	50,198
Afren plc (a)	557,996	1,315,238
African Barrick Gold plc	30,782	135,123
Aga Rangemaster Group plc (a)	25,439	71,933
Air Partner plc	992	8,537
Alent plc	145,875	771,836
AMEC plc	49,672	930,005
Amlin plc	302,061	2,440,596
Anglo Pacific Group plc	29,836	89,505
Anglo-Eastern Plantations	4,252	48,974
Anite plc	150,636	199,018
Ashmore Group plc (c)	158,060	877,325
Ashtead Group plc	288,080	4,580,962
Atrium European Real Estate, Ltd. (a)	114,274	644,601
Avon Rubber plc	13,389	138,295
AZ Electronic Materials S.A.	60,863	408,559
Balfour Beatty plc	331,723	1,658,647
Bank of Georgia Holdings plc	3,494	145,583
Barratt Developments plc	211,324	1,454,896
BBA Aviation plc	288,870	1,597,389
Beazley plc	386,682	1,703,662
Bellway plc	82,065	2,272,102
Berendsen plc	106,561	1,987,986
Berkeley Group Holdings plc	70,062	3,061,954
Betfair Group plc	16,616	306,297
Bioquell plc	5,000	10,670
Bloomsbury Publishing plc	30,485	88,989
Bodycote plc	122,371	1,650,266
Booker Group plc	568,154	1,566,218
BOOT HENRY plc	1,476	5,171
Bovis Homes Group plc	92,138	1,376,089
Braemar Shipping Services plc	6,245	55,216
Brammer plc	44,820	366,016
Brewin Dolphin Holdings plc	143,539	808,723

MSF-95

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
British Polythene Industries plc	12,178	$128,921
Britvic plc	142,790	1,767,710
BTG plc (a)	150,041	1,359,393
Bwin.Party Digital Entertainment plc (c)	374,077	792,090
Cable & Wireless Communications plc	732,967	642,391
Cairn Energy plc (a)	351,764	979,671
Camellia plc	24	3,728
Cape plc	61,478	320,593
Capital & Counties Properties plc	107,134	625,809
Capital & Regional plc	97,482	76,401
Carclo plc	16,990	50,098
Carillion plc (c)	238,276	1,440,201
Carr’s Milling Industries plc	1,554	36,554
Castings plc	1,484	10,766
Catlin Group, Ltd.	266,277	2,391,381
Centamin plc (a)	253,862	214,590
Centaur Media plc	92,526	104,489
Charles Stanley Group plc	989	7,972
Charles Taylor plc	428	1,856
Chemring Group plc	102,201	443,716
Chesnara plc	55,231	282,916
Chime Communications plc	23,457	133,786
Cineworld Group plc	85,097	441,146
Clarkson plc	6,362	260,104
Close Brothers Group plc	98,159	2,313,731
Cobham plc	661,214	3,301,157
Colt Group S.A. (a)	208,005	512,718
Communisis plc	74,463	82,629
Computacenter plc	49,003	537,826
Consort Medical plc	18,608	290,459
Costain Group plc (c)	21,151	102,488
Cranswick plc	30,441	620,382
Creston plc	5,272	9,011
CSR plc	122,475	1,478,783
Daily Mail & General Trust plc (c)	156,527	2,267,311
Dairy Crest Group plc (c)	85,916	693,166
Darty plc	135,252	264,878
De La Rue plc	36,783	500,229
Debenhams plc	788,181	1,051,691
Dechra Pharmaceuticals plc	41,847	466,330
Development Securities plc	64,608	252,637
Devro plc	101,974	401,158
Dignity plc	31,299	766,065
Diploma plc	67,126	802,768
Dixons Retail plc (a)	2,176,730	1,787,596
Domino Printing Sciences plc	70,471	926,857
Domino’s Pizza Group plc	62,875	578,567
Drax Group plc	193,155	2,470,997
DS Smith plc	529,602	2,873,212
Dunelm Group plc	11,505	181,506
E2V Technologies plc	61,165	159,143
easyJet plc	93,444	2,674,721
Electrocomponents plc	261,440	1,236,588
Elementis plc	255,861	1,224,174
EnQuest plc (a) (c)	429,925	889,007
Enterprise Inns plc (a)	348,057	849,903
Essar Energy plc (a) (c)	157,334	177,812

United Kingdom—(Continued)
Essentra plc	129,023	1,876,243
Euromoney Institutional Investor plc	20,461	409,057
Exillon Energy plc (a) (c)	19,973	41,709
F&C Asset Management plc	295,113	599,736
Fenner plc	118,143	786,197
Ferrexpo plc	107,348	277,330
Fidessa Group plc	20,495	866,648
Findel plc (a)	17,439	93,190
Firstgroup plc (a)	771,434	1,879,000
Fortune Oil plc	575,627	117,595
Fuller Smith & Turner	7,667	117,520
Galliford Try plc	41,886	930,424
Gem Diamonds, Ltd. (a)	61,908	178,549
Genus plc	36,981	612,392
Go-Ahead Group plc	22,995	715,375
Greene King plc	120,037	1,806,522
Greggs plc	54,722	461,692
Halfords Group plc	119,495	921,177
Halma plc	198,998	1,912,506
Hansard Global plc	6,197	10,281
Hardy Oil & Gas plc (a)	14,946	15,936
Hays plc	644,027	1,560,538
Headlam Group plc	56,842	454,648
Helical Bar plc	65,404	407,448
Henderson Group plc	548,846	2,414,814
Heritage Oil plc (a)	105,352	417,941
Hikma Pharmaceuticals plc (c)	82,141	2,279,164
Hill & Smith Holdings plc	48,903	443,294
Hilton Food Group plc	1,888	15,889
Hiscox, Ltd. (a)	183,522	2,086,377
Hochschild Mining plc	69,571	196,244
Hogg Robinson Group plc	81,837	106,520
Home Retail Group plc	448,340	1,623,115
Homeserve plc	170,640	897,953
Hornby plc (a)	1,884	2,558
Howden Joinery Group plc	345,962	2,145,817
Hunting plc (c)	69,198	995,466
Huntsworth plc	31,310	35,392
Hyder Consulting plc	16,799	119,070
ICAP plc	151,421	954,581
IG Group Holdings plc	136,967	1,433,898
Imagination Technologies Group plc (a) (c)	17,170	58,118
Inchcape plc	245,182	2,646,676
Informa plc	293,165	2,592,090
Inmarsat plc	194,647	2,359,279
Innovation Group plc (a)	575,262	333,438
Intermediate Capital Group plc	56,516	390,430
International Personal Finance plc	167,310	1,428,543
Interserve plc	82,100	999,931
IP Group plc (a)	139,902	484,545
ITE Group plc	128,734	410,281
James Fisher & Sons plc	20,889	509,791
Jardine Lloyd Thompson Group plc	80,781	1,434,467
JD Sports Fashion plc	9,241	246,469
JD Wetherspoon plc	61,195	873,639
JKX Oil & Gas plc (a)	48,421	49,701
John Menzies plc	19,888	217,365

MSF-96

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
John Wood Group plc	167,033	$2,137,708
Johnston Press plc (a)	221,296	81,116
Jupiter Fund Management plc	141,577	947,618
Kcom Group plc	394,746	652,703
Keller Group plc	36,149	648,023
Kier Group plc	16,359	452,529
Ladbrokes plc	533,684	1,202,814
Laird plc	156,521	783,336
Lancashire Holdings, Ltd.	82,826	945,183
Latchways plc	918	15,792
Laura Ashley Holdings plc	25,157	10,382
Lavendon Group plc	44,306	177,623
Lonmin plc (a)	229,666	1,097,091
Lookers plc	122,220	305,292
Low & Bonar plc	37,972	53,709
LSL Property Services plc	4,671	33,880
Man Group plc	757,211	1,279,255
Management Consulting Group plc	9,097	3,333
Marshalls plc	73,011	215,475
Marston’s plc	388,928	933,506
McBride plc (a)	112,043	197,920
Mears Group plc	51,685	451,337
Mecom Group plc	42,085	85,627
Meggitt plc	678	5,435
Melrose Industries plc	54,219	268,689
Michael Page International plc	126,237	1,034,457
Micro Focus International plc	74,994	1,038,190
Millennium & Copthorne Hotels plc	89,395	842,818
Mitchells & Butlers plc (a)	113,439	862,963
Mitie Group plc (c)	176,827	961,524
MJ Gleeson Group plc	1,023	6,911
Mondi plc	34,928	611,783
Moneysupermarket.com Group plc	121,798	380,420
Morgan Advanced Materials plc	182,381	1,089,853
Morgan Sindall Group plc	15,921	202,248
Mothercare plc (a)	41,074	128,729
N Brown Group plc	92,789	884,866
National Express Group plc	318,383	1,487,663
NCC Group plc	73,096	228,587
New World Resources plc - A Shares (a) (c)	11,898	6,767
Northgate plc	71,837	623,192
Novae Group plc	24,669	238,544
Ocado Group plc (a)	159,420	1,225,972
Optos plc (a)	26,295	75,811
Oxford Biomedica plc (a) (c)	67,707	2,793
Oxford Instruments plc	17,521	370,597
Pace plc	170,988	1,284,071
PayPoint plc	30,239	577,157
Pendragon plc	294,775	148,838
Pennon Group plc	183,169	2,270,138
Persimmon plc (a)	61,119	1,371,945
Petra Diamonds, Ltd. (a)	147,321	366,222
Petropavlovsk plc (c)	85,219	109,968
Phoenix Group Holdings	44,630	490,984
Phoenix IT Group, Ltd.	21,830	44,738
Photo-Me International plc	27,274	61,729
Premier Farnell plc	206,598	807,069

United Kingdom—(Continued)
Premier Foods plc (a) (c)	126,593	140,829
Premier Oil plc	272,250	1,340,301
Punch Taverns plc (a)	322,649	64,667
PV Crystalox Solar plc (a) (c)	36,217	14,641
PZ Cussons plc	133,219	782,589
QinetiQ Group plc	338,186	1,276,621
Quintain Estates & Development plc (a)	278,012	477,555
Rank Group plc	27,081	71,350
Rathbone Brothers plc	24,973	755,062
Raven Russia, Ltd. (a)	76,886	89,789
REA Holdings plc	1,120	8,586
Redrow plc	183,456	995,757
Regus plc	350,864	1,290,900
Renishaw plc	21,312	692,765
Renold plc (a)	64,766	60,243
Renovo Group plc (a)	13,825	4,089
Rentokil Initial plc	493,754	1,012,263
Restaurant Group plc (The)	119,275	1,419,822
Ricardo plc	10,889	118,022
Rightmove plc	42,268	1,861,106
RM plc	43,283	107,313
Robert Walters plc	16,972	89,153
Rotork plc	43,384	1,920,002
RPC Group plc	92,930	978,187
RPS Group plc	139,248	726,283
Salamander Energy plc (a)	143,094	242,425
Savills plc	84,393	938,465
SDL plc	52,526	299,143
Senior plc	227,772	1,167,384
Sepura plc	11,245	26,148
Serco Group plc	45,096	316,479
Severfield-Rowen plc (a)	125,960	118,727
Shanks Group plc	246,393	456,671
SIG plc	351,400	1,180,482
Smiths News plc	105,529	267,071
Soco International plc (a)	119,335	788,510
Spectris plc	75,025	2,906,413
Speedy Hire plc	231,047	229,697
Spirax-Sarco Engineering plc	41,098	1,985,278
Spirent Communications plc	344,790	569,355
Spirit Pub Co. plc	327,364	443,420
Sportech plc (a)	20,264	29,720
Sports Direct International plc (a)	25,063	356,266
St. Ives plc	36,663	121,266
St. James’s Place plc	20,973	288,841
St. Modwen Properties plc	110,240	735,320
Stagecoach Group plc	233,416	1,537,889
Sthree plc	46,658	311,892
Stobart Group, Ltd.	4,079	8,975
SuperGroup plc (a)	17,932	510,136
Synergy Health plc	30,931	712,321
Synthomer plc	163,534	772,605
TalkTalk Telecom Group plc	188,301	1,006,320
Taylor Wimpey plc	196,148	385,378
Ted Baker plc	6,525	233,706
Telecity Group plc	22,852	265,871
Telecom Plus plc	21,749	649,545

MSF-97

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Thomas Cook Group plc (a)	821,921	$2,476,884
Thorntons plc (a)	25,294	62,676
Tipp24 SE (a)	3,214	250,911
Topps Tiles plc	106,295	244,330
Torotrak plc (a)	15,625	5,341
Travis Perkins plc	21,814	687,659
Tribal Group plc	25,502	85,095
Trifast plc	6,100	8,792
Trinity Mirror plc (a)	174,518	562,121
TT electronics plc	99,086	353,704
TUI Travel plc	120,301	879,164
Tullett Prebon plc	133,791	629,340
UBM plc	29,120	331,661
UK Mail Group plc	1,868	20,251
Ultra Electronics Holdings plc	18,981	567,052
Unite Group plc	140,201	1,015,458
UTV Media plc	54,341	214,157
Vectura Group plc (a)	199,135	508,762
Vesuvius plc	153,649	1,116,447
Victrex plc	43,917	1,473,418
Vislink plc	37,188	30,535
Vitec Group plc (The)	11,459	116,762
Volex plc (c)	14,989	27,168
Vp plc	1,199	12,692
WH Smith plc	85,603	1,720,922
Wincanton plc (a)	58,903	109,942
Wolfson Microelectronics plc (a)	84,440	188,767
WS Atkins plc	76,087	1,767,052
Xaar plc	21,952	343,605
Xchanging plc	144,207	398,923
XP Power, Ltd. (c)	3,554	97,722

		212,377,263

United States—0.0%
Kofax, Ltd. (a)	33,315	275,185

Total Common Stocks (Cost $700,309,449)		986,725,793

Rights—0.1%

Australia—0.0%
Flinders Mines, Ltd., Expires 04/04/14 (a)	86,625	241
Service Stream, Ltd., Expires 04/22/14 (a)	10,353	480
Western Desert Resources, Ltd., Expires 04/07/14 (a)	15,469	14

		735

Austria—0.0%
Intercell AG (a) (b)	24,163	0

Hong Kong—0.0%
Ming Fung Jewellery Group, Ltd., Expires 04/02/14 (a)	720,000	2,135

Italy—0.1%
Banco Popolare SC, Expires 04/17/14 (a)	83,983	715,021

Portugal—0.0%
Mota-Engil SGPS S.A., Expires 12/31/49 (a)	40,942	34,376

Singapore—0.0%
Falcon Energy Group, Ltd., Expires 06/16/18 (a)	15,100	360

United Kingdom—0.0%
Premier Foods plc, Expires 04/07/14 (a)	202,548	54,029

Total Rights (Cost $467,697)		806,656

Preferred Stock—0.0%

France—0.0%
Valneva SE (a) (Cost $8,927)	7,852	6,187

Warrant—0.0%

Italy—0.0%
Seat Pagine Gialle, Expires 08/31/14 (a) (c) (Cost $0)	402,113	0

Short-Term Investments—16.8%

Mutual Fund—16.5%
State Street Navigator Securities Lending MET Portfolio (d)	164,206,598	164,206,598

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $2,473,000 on 04/01/14, collateralized by $2,530,000 Federal National Mortgage Association at 0.625% due 08/26/16 with a value of $2,526,838.	2,473,000	2,473,000

Total Short-Term Investments (Cost $166,679,598)		166,679,598

Total Investments—116.1% (Cost $867,465,671) (e)		1,154,218,234
Other assets and liabilities (net)—(16.1)%		(159,868,842)

Net Assets—100.0%		$994,349,392

MSF-98

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent less than 0.05% of net assets.
(c)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $158,093,464 and the collateral received consisted of cash in the amount of $164,206,598 and non-cash collateral with a value of $2,722,916. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2014, the aggregate cost of investments was $867,465,671. The aggregate unrealized appreciation and depreciation of investments were $362,021,922 and $(75,269,359), respectively, resulting in net unrealized appreciation of $286,752,563.

Ten Largest Industries as of March 31, 2014	% of Net Assets
Machinery	6.0
Banks	4.5
Construction & Engineering	4.0
Hotels, Restaurants & Leisure	3.8
Metals & Mining	3.8
Oil, Gas & Consumable Fuels	3.5
Specialty Retail	3.3
Media	3.3
Real Estate Management & Development	3.3
Food Products	3.0

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$27,439	$49,603,753	$35,537	$49,662,729
Austria	3,403	9,422,260	0	9,425,663
Belgium	—	13,559,690	—	13,559,690
Cambodia	—	162,579	—	162,579
Canada	84,984,771	21,389	940	85,007,100
Denmark	—	21,093,750	—	21,093,750
Finland	517,111	25,118,290	—	25,635,401
France	—	50,120,525	0	50,120,525
Germany	—	52,934,899	—	52,934,899
Greece	—	318,538	0	318,538
Hong Kong	453,513	26,150,984	268,442	26,872,939
Ireland	560,598	12,917,654	—	13,478,252
Israel	—	9,829,339	—	9,829,339
Italy	—	34,224,084	0	34,224,084
Japan	374,473	206,720,196	—	207,094,669
Netherlands	—	21,384,602	0	21,384,602
New Zealand	14,425	9,371,492	0	9,385,917
Norway	—	11,039,429	—	11,039,429
Portugal	—	7,852,969	—	7,852,969

MSF-99

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Singapore	$81,102	$15,265,610	$—	$15,346,712
Spain	—	25,241,174	0	25,241,174
Sweden	—	36,828,388	—	36,828,388
Switzerland	36,582	47,273,422	—	47,310,004
United Arab Emirates	—	263,993	—	263,993
United Kingdom	—	212,377,263	—	212,377,263
United States	—	275,185	—	275,185
Total Common Stocks	87,053,417	899,367,457	304,919	986,725,793
Rights
Australia	735	—	—	735
Austria	—	—	0	0
Hong Kong	2,135	—	—	2,135
Italy	715,021	—	—	715,021
Portugal	34,376	—	—	34,376
Singapore	360	—	—	360
United Kingdom	54,029	—	—	54,029
Total Rights	806,656	—	0	806,656
Total Preferred Stock*	—	6,187	—	6,187
Total Warrant*	0	—	—	0
Short-Term Investments
Mutual Fund	164,206,598	—	—	164,206,598
Repurchase Agreement	—	2,473,000	—	2,473,000
Total Short-Term Investments	164,206,598	2,473,000	—	166,679,598
Total Investments	$252,066,671	$901,846,644	$304,919	$1,154,218,234

Collateral for securities loaned (Liability)	$—	$(164,206,598)	$—	$(164,206,598)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $788,020 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $2,912,626 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation/ (Depreciation) from Investments still held at March 31, 2014
Common Stocks
Australia	$24,817	$(13,877)	$(59,815)	$—	$(2,817)	$87,229	$—	$35,537	$(71,618)
Austria	0	—	—	—	—	—	—	0	0
Belgium	137,117	—	—	—	—	—	(137,117)	—	—
Canada	—	—	(4,254)	—	—	5,194	—	940	(4,254)
France	0	(56,659)	65,015	—	(8,356)	—	—	0	0
Greece	0	—	(171,776)	—	—	171,776	—	0	0
Hong Kong	51,560	(18,983)	(2,150)	2,634	(42,426)	311,253	(33,446)	268,442	(63,559)
Italy	0	—	—	—	—	—	—	0	0
Japan	107,568	—	(16,452)	—	(91,116)	—	—	—	—
Netherlands	0	—	—	—	—	—	—	0	0
New Zealand	0	—	—	—	—	—	—	0	0
Spain	0	—	—	—	—	—	—	0	0
Rights
Austria	—	—	—	—	—	—	—	0	0

Total	$321,062	$(89,519)	$(189,432)	$2,634	$(144,715)	$575,452	$(170,563)	$304,919	$(139,431)

Common stocks in the amount of $575,452 were transferred into Level 3 due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Common stocks in the amount of $170,563 were transferred out of Level 3 due to the resumption of trading activity which resulted in the availability of significant observable inputs.

MSF-100

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio (formerly MetLife Conservative Allocation Portfolio)

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	657,987	$6,954,922
BlackRock Bond Income Portfolio (Class A) (a)	785,011	86,312,000
BlackRock Capital Appreciation Portfolio (Class A) (a)	180,497	6,676,567
BlackRock High Yield Portfolio (Class A) (b)	529,929	4,843,551
BlackRock Large Cap Value Portfolio (Class A) (a)	562,696	6,954,922
Clarion Global Real Estate Portfolio (Class A) (b)	605,302	6,954,922
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	188,227	3,469,031
Harris Oakmark International Portfolio (Class A) (b)	360,359	6,954,922
Invesco Comstock Portfolio (Class A) (b)	934,497	13,895,972
Jennison Growth Portfolio (Class A) (a)	506,469	7,961,700
JPMorgan Core Bond Portfolio (Class A) (b)	5,668,459	58,611,866
JPMorgan Small Cap Value Portfolio (Class A) (b)	170,939	3,437,592
Lord Abbett Bond Debenture Portfolio (Class A) (b)	345,888	4,838,975
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	12,691	3,474,071
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,289,158	13,793,996
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	4,092,363	41,455,635
Met/Templeton International Bond Portfolio (Class A) (b)	1,179,800	13,909,845
MFS Emerging Markets Equity Portfolio (Class A) (b)	170,631	1,738,731
MFS Research International Portfolio (Class A) (b)	436,501	5,216,192
MFS Value Portfolio (Class A) (a)	773,629	13,909,845
Neuberger Berman Genesis Portfolio (Class A) (a)	386,123	6,911,609

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	6,776,157	68,845,753
PIMCO Total Return Portfolio (Class A) (b)	10,898,175	130,996,062
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	331,039	8,021,067
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	483,881	15,992,257
Third Avenue Small Cap Value Portfolio (Class A) (b)	489,821	10,389,098
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	1,296,312	17,992,816
Western Asset Management U.S. Government Portfolio (Class A) (a)	8,540,694	103,513,209
WMC Core Equity Opportunities Portfolio (Class A) (a)	369,345	15,996,321

Total Mutual Funds (Cost $654,661,777)		690,023,449

Total Investments—100.0% (Cost $654,661,777) (c)		690,023,449
Other assets and liabilities (net)—0.0%		(250,349)

Net Assets—100.0%		$689,773,100

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of March 31, 2014, the aggregate cost of investments was $654,661,777. The aggregate unrealized appreciation and depreciation of investments were $43,864,044 and $(8,502,372), respectively, resulting in net unrealized appreciation of $35,361,672.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$690,023,449	$—	$—	$690,023,449
Total Investments	$690,023,449	$—	$—	$690,023,449

MSF-101

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio (formerly MetLife Conservative to Moderate Allocation Portfolio)

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	3,401,521	$35,954,078
BlackRock Bond Income Portfolio (Class A) (a)	1,535,589	168,837,970
BlackRock Capital Appreciation Portfolio (Class A) (a)	926,282	34,263,161
BlackRock High Yield Portfolio (Class A) (b)	1,367,018	12,494,543
BlackRock Large Cap Value Portfolio (Class A) (a)	2,912,739	36,001,451
Clarion Global Real Estate Portfolio (Class A) (b)	1,560,423	17,929,256
ClearBridge Aggressive Growth Portfolio (Class A) (b)	1,222,711	17,594,818
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	972,450	17,922,247
Harris Oakmark International Portfolio (Class A) (b)	2,327,223	44,915,400
Invesco Comstock Portfolio (Class A) (b)	3,621,038	53,844,837
Invesco Small Cap Growth Portfolio (Class A) (b)	1,657,668	34,976,792
Jennison Growth Portfolio (Class A) (a)	1,625,570	25,553,958
JPMorgan Core Bond Portfolio (Class A) (b)	11,071,484	114,479,149
JPMorgan Small Cap Value Portfolio (Class A) (b)	440,714	8,862,757
Lord Abbett Bond Debenture Portfolio (Class A) (b)	891,591	12,473,361
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	65,648	17,970,548
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	3,314,525	35,465,413
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	7,009,342	71,004,634
Met/Templeton International Bond Portfolio (Class A) (b)	4,556,593	53,722,227
MFS Emerging Markets Equity Portfolio (Class A) (b)	1,763,974	17,974,890
MFS Research International Portfolio (Class A) (b)	2,257,338	26,975,183
MFS Value Portfolio (Class A) (a)	4,502,123	80,948,166
Neuberger Berman Genesis Portfolio (Class A) (a)	994,049	17,793,485
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	12,085,608	122,789,773
PIMCO Total Return Portfolio (Class A) (b)	22,038,200	264,899,170
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	1,769,566	42,876,573
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,446,856	80,868,589
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,389,907	17,540,624
Third Avenue Small Cap Value Portfolio (Class A) (b)	1,266,549	26,863,510
Van Eck Global Natural Resources Portfolio (Class A) (a)	1,232,144	17,816,806
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	2,051,451	28,474,135
Western Asset Management U.S. Government Portfolio (Class A) (a)	13,110,768	158,902,509

Affiliated Investment Companies—(Continued)
WMC Core Equity Opportunities Portfolio (Class A) (a)	1,245,400	53,938,264

Total Mutual Funds (Cost $1,547,189,163)		1,772,928,277

Total Investments—100.0% (Cost $1,547,189,163) (c)		1,772,928,277
Other assets and liabilities (net)—0.0%		(509,228)

Net Assets—100.0%		$1,772,419,049

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of March 31, 2014, the aggregate cost of investments was $1,547,189,163. The aggregate unrealized appreciation and depreciation of investments were $239,485,017 and $(13,745,903), respectively, resulting in net unrealized appreciation of $225,739,114.

MSF-102

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio (formerly MetLife Conservative to Moderate Allocation Portfolio)

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,772,928,277	$—	$—	$1,772,928,277
Total Investments	$1,772,928,277	$—	$—	$1,772,928,277

MSF-103

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio (formerly MetLife Moderate Allocation Portfolio)

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	16,721,420	$176,745,409
BlackRock Bond Income Portfolio (Class A) (a)	3,292,212	361,978,763
BlackRock Capital Appreciation Portfolio (Class A) (a)	3,831,497	141,727,073
BlackRock High Yield Portfolio (Class A) (b)	3,808,070	34,805,763
BlackRock Large Cap Value Portfolio (Class A) (a)	19,415,110	239,970,761
Clarion Global Real Estate Portfolio (Class A) (b)	9,738,437	111,894,643
ClearBridge Aggressive Growth Portfolio (Class A) (b)	10,748,135	154,665,661
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,235,588	59,631,890
Harris Oakmark International Portfolio (Class A) (b)	9,131,753	176,242,832
Invesco Comstock Portfolio (Class A) (b)	16,855,961	250,648,147
Invesco Small Cap Growth Portfolio (Class A) (b)	6,957,281	146,798,618
Jennison Growth Portfolio (Class A) (a)	13,546,240	212,946,898
JPMorgan Core Bond Portfolio (Class A) (b)	23,993,131	248,088,979
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,938,066	59,084,503
Loomis Sayles Small Cap Growth Portfolio (Class A) (a) (c)	3,452,027	58,097,620
Lord Abbett Bond Debenture Portfolio (Class A) (b)	2,905,736	40,651,252
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	218,159	59,718,875
Met/Dimensional International Small Company Portfolio (Class A) (a)	3,398,510	59,609,857
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	10,397,131	111,249,300
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	16,399,523	166,127,172
Met/Templeton International Bond Portfolio (Class A) (b)	14,178,762	167,167,604
MFS Emerging Markets Equity Portfolio (Class A) (b)	9,675,376	98,592,079
MFS Research International Portfolio (Class A) (b)	11,007,760	131,542,731
MFS Value Portfolio (Class A) (a)	16,558,159	297,715,696
Neuberger Berman Genesis Portfolio (Class A) (a)	4,933,846	88,315,836
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	16,212,500	164,718,996
PIMCO Total Return Portfolio (Class A) (b)	41,262,965	495,980,841
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	8,795,911	213,124,934
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	7,588,252	250,791,715
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	4,627,461	58,398,555
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,218,448	28,877,211
Third Avenue Small Cap Value Portfolio (Class A) (b)	7,028,840	149,081,704

Affiliated Investment Companies—(Continued)
Van Eck Global Natural Resources Portfolio (Class A) (a)	8,013,741	115,878,697
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	2,841,065	39,433,986
Western Asset Management U.S. Government Portfolio (Class A) (a)	22,718,436	275,347,444
WMC Core Equity Opportunities Portfolio (Class A) (a)	6,884,148	298,152,457

Total Mutual Funds (Cost $4,740,052,199)		5,743,804,502

Total Investments—100.0% (Cost $4,740,052,199) (d)		5,743,804,502
Other assets and liabilities (net)—0.0%		(1,478,662)

Net Assets—100.0%		$5,742,325,840

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2014, the aggregate cost of investments was $4,740,052,199. The aggregate unrealized appreciation and depreciation of investments were $1,028,825,738 and $(25,073,435), respectively, resulting in net unrealized appreciation of $1,003,752,303.

MSF-104

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio (formerly MetLife Moderate Allocation Portfolio)

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,743,804,502	$—	$—	$5,743,804,502
Total Investments	$5,743,804,502	$—	$—	$5,743,804,502

MSF-105

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio (formerly MetLife Moderate to Aggressive Allocation Portfolio)

Schedule of Investments as of March 31, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	12,957,549	$136,961,288
BlackRock Bond Income Portfolio (Class A) (a)	902,038	99,179,044
BlackRock Capital Appreciation Portfolio (Class A) (a)	3,373,088	124,770,539
BlackRock Large Cap Value Portfolio (Class A) (a)	11,403,217	140,943,760
Clarion Global Real Estate Portfolio (Class A) (b)	8,676,415	99,692,004
ClearBridge Aggressive Growth Portfolio (Class A) (b)	11,483,245	165,243,898
Frontier Mid Cap Growth Portfolio (Class A) (a)	447,741	17,264,907
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,795,417	69,949,538
Harris Oakmark International Portfolio (Class A) (b)	7,144,361	137,886,168
Invesco Comstock Portfolio (Class A) (b)	11,798,977	175,450,794
Invesco Small Cap Growth Portfolio (Class A) (b)	5,715,386	120,594,638
Jennison Growth Portfolio (Class A) (a)	12,152,651	191,039,679
JPMorgan Core Bond Portfolio (Class A) (b)	6,341,894	65,575,188
JPMorgan Small Cap Value Portfolio (Class A) (b)	3,446,155	69,302,179
Loomis Sayles Small Cap Growth Portfolio (Class A) (a) (c)	4,042,121	68,028,894
Lord Abbett Bond Debenture Portfolio (Class A) (b)	3,624,250	50,703,260
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	128,155	35,081,209
Met/Dimensional International Small Company Portfolio (Class A) (a)	3,989,842	69,981,835
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	3,086,170	33,022,021
Met/Templeton International Bond Portfolio (Class A) (b)	8,425,000	99,330,753
MFS Emerging Markets Equity Portfolio (Class A) (b)	9,877,514	100,651,867
MFS Research International Portfolio (Class A) (b)	8,519,786	101,811,443
MFS Value Portfolio (Class A) (a)	11,674,641	209,910,040
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	2,016,287	33,006,623
Neuberger Berman Genesis Portfolio (Class A) (a)	1,914,487	34,269,317
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	6,418,721	65,214,203
PIMCO Total Return Portfolio (Class A) (b)	13,606,700	163,552,529
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	6,536,777	158,386,103
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	5,310,501	175,512,061
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,712,711	34,234,413
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	713,754	16,915,964

Affiliated Investment Companies—(Continued)
Third Avenue Small Cap Value Portfolio (Class A) (b)	3,285,639	69,688,396
Van Eck Global Natural Resources Portfolio (Class A) (a)	7,058,793	102,070,150
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	1,206,838	16,750,910
WMC Core Equity Opportunities Portfolio (Class A) (a)	3,634,332	157,402,912

Total Mutual Funds (Cost $2,551,034,539)		3,409,378,527

Total Investments—100.0% (Cost $2,551,034,539) (d)		3,409,378,527
Other assets and liabilities (net)—0.0%		(878,307)

Net Assets—100.0%		$3,408,500,220

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2014, the aggregate cost of investments was $2,551,034,539. The aggregate unrealized appreciation and depreciation of investments were $865,086,504 and $(6,742,516), respectively, resulting in net unrealized appreciation of $858,343,988.

MSF-106

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio (formerly MetLife Moderate to Aggressive Allocation Portfolio)

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,409,378,527	$—	$—	$3,409,378,527
Total Investments	$3,409,378,527	$—	$—	$3,409,378,527

MSF-107

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Alliant Techsystems, Inc.	17,897	$2,544,059
BE Aerospace, Inc. (a)	55,556	4,821,705
Esterline Technologies Corp. (a)	17,891	1,906,107
Exelis, Inc.	106,575	2,025,991
Huntington Ingalls Industries, Inc.	27,399	2,801,822
Triumph Group, Inc.	29,502	1,905,239

		16,004,923

Air Freight & Logistics—0.1%
UTi Worldwide, Inc. (b)	51,254	542,780

Airlines—0.5%
Alaska Air Group, Inc.	38,627	3,604,286
JetBlue Airways Corp. (a) (b)	128,012	1,112,424

		4,716,710

Auto Components—0.3%
Gentex Corp.	81,908	2,582,559

Automobiles—0.2%
Thor Industries, Inc. (b)	25,180	1,537,491

Banks—4.5%
Associated Banc-Corp.	90,552	1,635,369
BancorpSouth, Inc.	47,300	1,180,608
Bank of Hawaii Corp. (b)	25,046	1,518,038
Cathay General Bancorp	41,624	1,048,509
City National Corp.	26,753	2,105,996
Commerce Bancshares, Inc.	45,869	2,129,239
Cullen/Frost Bankers, Inc. (b)	29,725	2,304,579
East West Bancorp, Inc.	80,533	2,939,455
First Horizon National Corp.	132,921	1,640,245
First Niagara Financial Group, Inc.	199,015	1,880,692
FirstMerit Corp.	92,815	1,933,336
Fulton Financial Corp.	107,623	1,353,897
Hancock Holding Co.	46,270	1,695,796
International Bancshares Corp.	32,125	805,695
Prosperity Bancshares, Inc. (b)	32,026	2,118,520
Signature Bank (a)	26,597	3,340,317
SVB Financial Group (a)	25,789	3,321,107
Synovus Financial Corp.	546,840	1,853,788
TCF Financial Corp.	93,052	1,550,246
Trustmark Corp.	37,910	961,019
Valley National Bancorp (b)	112,605	1,172,218
Webster Financial Corp.	50,819	1,578,438
Westamerica Bancorp (b)	14,851	803,142

		40,870,249

Biotechnology—0.6%
Cubist Pharmaceuticals, Inc. (a)	42,063	3,076,909
United Therapeutics Corp. (a) (b)	26,115	2,455,593

		5,532,502

Building Products—0.9%
AO Smith Corp.	43,104	1,983,646

Building Products—(Continued)
Fortune Brands Home & Security, Inc.	93,162	3,920,257
Lennox International, Inc.	25,320	2,301,841

		8,205,744

Capital Markets—2.4%
Affiliated Managers Group, Inc. (a)	29,950	5,991,498
Eaton Vance Corp.	69,021	2,633,841
Federated Investors, Inc. - Class B (b)	53,040	1,619,842
Greenhill & Co., Inc. (b)	14,943	776,737
Janus Capital Group, Inc. (b)	84,876	922,602
Raymond James Financial, Inc.	69,652	3,895,636
SEI Investments Co.	80,062	2,690,884
Waddell & Reed Financial, Inc. - Class A	47,720	3,513,146

		22,044,186

Chemicals—2.8%
Albemarle Corp.	44,706	2,969,373
Ashland, Inc.	40,692	4,048,040
Cabot Corp.	33,667	1,988,373
Cytec Industries, Inc. (b)	20,064	1,958,447
Intrepid Potash, Inc. (a) (b)	31,092	480,682
Minerals Technologies, Inc.	19,361	1,249,946
NewMarket Corp. (b)	6,289	2,457,616
Olin Corp. (b)	44,699	1,234,139
RPM International, Inc.	74,892	3,133,481
Scotts Miracle-Gro Co. (The) - Class A	24,778	1,518,396
Sensient Technologies Corp.	28,227	1,592,285
Valspar Corp. (The)	44,250	3,191,310

		25,822,088

Commercial Services & Supplies—1.7%
Brink’s Co. (The)	27,143	774,933
Clean Harbors, Inc. (a) (b)	31,074	1,702,544
Copart, Inc. (a)	62,996	2,292,424
Deluxe Corp. (b)	28,356	1,487,839
Herman Miller, Inc.	33,212	1,067,102
HNI Corp. (b)	25,296	924,822
MSA Safety, Inc.	17,788	1,013,916
Rollins, Inc.	36,148	1,093,116
RR Donnelley & Sons Co.	111,228	1,990,981
Waste Connections, Inc.	69,507	3,048,577

		15,396,254

Communications Equipment—0.9%
ADTRAN, Inc. (b)	31,853	777,532
Ciena Corp. (a)	59,062	1,343,070
InterDigital, Inc. (b)	22,748	753,186
JDS Uniphase Corp. (a)	131,307	1,838,298
Plantronics, Inc. (b)	24,180	1,074,801
Polycom, Inc. (a)	76,977	1,056,124
Riverbed Technology, Inc. (a)	89,970	1,773,309

		8,616,320

Construction & Engineering—0.7%
AECOM Technology Corp. (a)	55,707	1,792,094

MSF-108

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—(Continued)
Granite Construction, Inc. (b)	20,354	$812,735
KBR, Inc.	83,313	2,222,791
URS Corp. (b)	40,566	1,909,036

		6,736,656

Construction Materials—0.6%
Eagle Materials, Inc.	28,103	2,491,612
Martin Marietta Materials, Inc. (b)	25,958	3,331,709

		5,823,321

Containers & Packaging—1.6%
Aptargroup, Inc.	36,851	2,435,851
Greif, Inc. - Class A	17,153	900,361
Packaging Corp. of America	55,227	3,886,324
Rock-Tenn Co. - Class A	40,319	4,256,477
Silgan Holdings, Inc.	24,606	1,218,489
Sonoco Products Co.	57,516	2,359,306

		15,056,808

Distributors—0.5%
LKQ Corp. (a)	169,484	4,465,903

Diversified Consumer Services—0.9%
Apollo Education Group, Inc. (a)	55,765	1,909,394
DeVry Education Group, Inc.	32,062	1,359,108
Matthews International Corp. - Class A (b)	15,367	627,127
Service Corp. International	119,434	2,374,348
Sotheby’s (b)	38,888	1,693,572

		7,963,549

Diversified Financial Services—0.6%
CBOE Holdings, Inc.	48,635	2,752,741
MSCI, Inc. (a)	65,575	2,821,037

		5,573,778

Diversified Telecommunication Services—0.3%
tw telecom, Inc. (a)	79,083	2,472,135

Electric Utilities—1.6%
Cleco Corp.	34,008	1,720,125
Great Plains Energy, Inc. (b)	86,527	2,339,690
Hawaiian Electric Industries, Inc. (b)	57,031	1,449,728
IDACORP, Inc. (b)	28,241	1,566,528
OGE Energy Corp.	111,695	4,105,908
PNM Resources, Inc.	44,793	1,210,755
Westar Energy, Inc. (b)	72,426	2,546,498

		14,939,232

Electrical Equipment—1.0%
Acuity Brands, Inc. (b)	24,215	3,210,183
General Cable Corp. (b)	27,689	709,115
Hubbell, Inc. - Class B	30,310	3,633,260
Regal-Beloit Corp.	25,355	1,843,562

		9,396,120

Electronic Equipment, Instruments & Components—2.6%
Arrow Electronics, Inc. (a)	56,214	3,336,863
Avnet, Inc.	77,787	3,619,429
Ingram Micro, Inc. - Class A (a)	86,916	2,569,237
Itron, Inc. (a) (b)	22,022	782,662
Knowles Corp. (a)	47,805	1,509,204
National Instruments Corp.	55,282	1,586,040
Tech Data Corp. (a)	21,404	1,304,788
Trimble Navigation, Ltd. (a)	146,124	5,679,840
Vishay Intertechnology, Inc. (b)	76,285	1,135,121
Zebra Technologies Corp. - Class A (a)	28,325	1,966,038

		23,489,222

Energy Equipment & Services—2.7%
Atwood Oceanics, Inc. (a)	32,497	1,637,524
CARBO Ceramics, Inc.	11,173	1,541,762
Dresser-Rand Group, Inc. (a)	42,902	2,505,906
Dril-Quip, Inc. (a)	22,875	2,564,288
Helix Energy Solutions Group, Inc. (a)	55,297	1,270,725
Oceaneering International, Inc.	60,845	4,372,322
Oil States International, Inc. (a)	29,997	2,957,704
Patterson-UTI Energy, Inc.	81,108	2,569,501
Superior Energy Services, Inc.	89,196	2,743,669
Tidewater, Inc.	27,823	1,352,754
Unit Corp. (a)	24,641	1,611,029

		25,127,184

Food & Staples Retailing—0.3%
SUPERVALU, Inc. (a) (b)	110,983	759,124
United Natural Foods, Inc. (a)	27,898	1,978,526

		2,737,650

Food Products—1.8%
Dean Foods Co. (b)	53,392	825,440
Flowers Foods, Inc.	98,540	2,113,683
Hain Celestial Group, Inc. (The) (a) (b)	28,048	2,565,551
Hillshire Brands Co.	68,846	2,565,202
Ingredion, Inc.	41,891	2,851,939
Lancaster Colony Corp. (b)	10,897	1,083,380
Post Holdings, Inc. (a)	21,197	1,168,379
Tootsie Roll Industries, Inc. (b)	11,627	348,112
WhiteWave Foods Co. - Class A (a)	97,584	2,785,047

		16,306,733

Gas Utilities—1.5%
Atmos Energy Corp.	56,325	2,654,597
National Fuel Gas Co. (b)	47,110	3,299,585
ONE Gas, Inc. (a)	29,209	1,049,479
Questar Corp.	98,476	2,341,759
UGI Corp.	64,535	2,943,441
WGL Holdings, Inc. (b)	29,164	1,168,310

		13,457,171

Health Care Equipment & Supplies—2.8%
Align Technology, Inc. (a)	40,323	2,088,328
Cooper Cos., Inc. (The)	26,913	3,696,770

MSF-109

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Hill-Rom Holdings, Inc. (b)	32,310	$1,245,227
Hologic, Inc. (a) (b)	154,303	3,317,515
IDEXX Laboratories, Inc. (a) (b)	29,018	3,522,785
Masimo Corp. (a) (b)	29,018	792,482
ResMed, Inc. (b)	79,663	3,560,139
Sirona Dental Systems, Inc. (a) (b)	31,089	2,321,416
STERIS Corp.	33,139	1,582,387
Teleflex, Inc.	23,179	2,485,716
Thoratec Corp. (a)	31,929	1,143,377

		25,756,142

Health Care Providers & Services—2.9%
Community Health Systems, Inc. (a)	63,757	2,497,362
Health Net, Inc. (a)	44,994	1,530,246
Henry Schein, Inc. (a) (c)	48,048	5,735,490
LifePoint Hospitals, Inc. (a)	26,523	1,446,830
MEDNAX, Inc. (a)	56,914	3,527,530
Omnicare, Inc. (b)	56,114	3,348,322
Owens & Minor, Inc. (b)	35,483	1,242,970
Universal Health Services, Inc. - Class B	50,464	4,141,580
VCA Antech, Inc. (a)	49,627	1,599,478
WellCare Health Plans, Inc. (a)	24,616	1,563,608

		26,633,416

Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc. (a) (b)	89,615	1,615,758
HMS Holdings Corp. (a) (b)	49,197	937,203

		2,552,961

Hotels, Restaurants & Leisure—1.5%
Bally Technologies, Inc. (a) (b)	21,986	1,457,012
Bob Evans Farms, Inc. (b)	13,883	694,567
Brinker International, Inc. (b)	37,757	1,980,355
Cheesecake Factory, Inc. (The) (b)	26,643	1,269,006
Domino’s Pizza, Inc.	31,342	2,412,394
International Speedway Corp. - Class A (b)	15,694	533,439
Life Time Fitness, Inc. (a) (b)	21,790	1,048,099
Panera Bread Co. - Class A (a) (b)	14,813	2,614,050
Scientific Games Corp. - Class A (a)	27,310	374,966
Wendy’s Co. (The) (b)	148,257	1,352,104

		13,735,992

Household Durables—1.7%
Jarden Corp. (a)	69,583	4,163,151
KB Home (b)	50,104	851,267
MDC Holdings, Inc. (b)	21,949	620,718
NVR, Inc. (a)	2,315	2,655,305
Tempur Sealy International, Inc. (a) (b)	34,102	1,727,948
Toll Brothers, Inc. (a) (b)	89,933	3,228,595
Tupperware Brands Corp. (b)	28,319	2,371,999

		15,618,983

Household Products—1.0%
Church & Dwight Co., Inc. (b)	77,151	5,328,820
Energizer Holdings, Inc.	35,218	3,547,861

		8,876,681

Industrial Conglomerates—0.3%
Carlisle Cos., Inc.	35,799	2,840,293

Insurance—5.0%
Alleghany Corp. (a)	9,397	3,828,150
American Financial Group, Inc.	40,292	2,325,251
Arthur J. Gallagher & Co.	75,266	3,581,156
Aspen Insurance Holdings, Ltd.	36,630	1,454,211
Brown & Brown, Inc.	67,064	2,062,889
Everest Re Group, Ltd.	26,641	4,077,405
Fidelity National Financial, Inc. - Class A	155,394	4,885,587
First American Financial Corp. (b)	59,690	1,584,770
Hanover Insurance Group, Inc. (The)	24,677	1,516,155
HCC Insurance Holdings, Inc.	56,123	2,553,035
Kemper Corp.	28,719	1,124,923
Mercury General Corp. (b)	20,404	919,812
Old Republic International Corp.	136,222	2,234,041
Primerica, Inc.	30,910	1,456,170
Protective Life Corp.	44,202	2,324,583
Reinsurance Group of America, Inc.	39,797	3,169,035
RenaissanceRe Holdings, Ltd. (b)	23,431	2,286,866
StanCorp Financial Group, Inc.	24,583	1,642,145
W.R. Berkley Corp.	58,550	2,436,851

		45,463,035

Internet & Catalog Retail—0.1%
HSN, Inc.	18,820	1,124,119

Internet Software & Services—1.1%
AOL, Inc. (a) (b)	44,681	1,955,687
Conversant, Inc. (a) (b)	35,605	1,002,281
Equinix, Inc. (a) (b)	27,783	5,135,410
Rackspace Hosting, Inc. (a) (b)	65,403	2,146,526

		10,239,904

IT Services—2.8%
Acxiom Corp. (a)	42,952	1,477,334
Broadridge Financial Solutions, Inc.	67,170	2,494,694
Convergys Corp. (b)	56,672	1,241,683
CoreLogic, Inc. (a)	51,328	1,541,893
DST Systems, Inc.	16,455	1,559,769
Gartner, Inc. (a)	51,837	3,599,561
Global Payments, Inc.	40,445	2,876,044
Jack Henry & Associates, Inc.	48,072	2,680,495
Leidos Holdings, Inc. (b)	40,930	1,447,694
ManTech International Corp. - Class A (b)	13,332	392,094
NeuStar, Inc. - Class A (a) (b)	34,411	1,118,702
Science Applications International Corp. (b)	23,428	875,973
VeriFone Systems, Inc. (a)	62,476	2,112,938
WEX, Inc. (a)	21,871	2,078,839

		25,497,713

Leisure Products—0.8%
Brunswick Corp.	52,055	2,357,571
Polaris Industries, Inc. (b)	36,959	5,163,542

		7,521,113

MSF-110

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories, Inc. - Class A (a)	11,296	$1,447,244
Charles River Laboratories International, Inc. (a)	26,801	1,617,172
Covance, Inc. (a) (c)	31,850	3,309,215
Mettler-Toledo International, Inc. (a)	16,528	3,895,319
Techne Corp.	18,676	1,594,370

		11,863,320

Machinery—5.2%
AGCO Corp.	48,998	2,702,730
CLARCOR, Inc.	28,349	1,625,815
Crane Co.	27,523	1,958,262
Donaldson Co., Inc. (b)	75,116	3,184,918
Graco, Inc.	34,226	2,558,051
Harsco Corp.	45,370	1,063,019
IDEX Corp.	45,488	3,315,620
ITT Corp.	51,399	2,197,821
Kennametal, Inc.	44,201	1,958,104
Lincoln Electric Holdings, Inc.	45,556	3,280,488
Nordson Corp.	34,017	2,397,858
Oshkosh Corp.	47,313	2,785,316
SPX Corp.	25,237	2,481,050
Terex Corp. (b)	62,252	2,757,764
Timken Co.	43,828	2,576,210
Trinity Industries, Inc.	43,575	3,140,450
Valmont Industries, Inc. (b)	15,088	2,245,698
Wabtec Corp.	53,984	4,183,760
Woodward, Inc. (b)	33,636	1,396,903

		47,809,837

Marine—0.3%
Kirby Corp. (a) (b)	32,001	3,240,101

Media—1.2%
AMC Networks, Inc. - Class A (a)	33,339	2,436,747
Cinemark Holdings, Inc. (b)	58,397	1,694,097
DreamWorks Animation SKG, Inc. - Class A (a) (b)	40,423	1,073,231
John Wiley & Sons, Inc. - Class A (b)	26,192	1,509,707
Lamar Advertising Co. - Class A (a)	36,799	1,876,381
Meredith Corp.	20,858	968,437
New York Times Co. (The) - Class A (b)	70,743	1,211,120

		10,769,720

Metals & Mining—1.5%
Carpenter Technology Corp.	29,840	1,970,634
Commercial Metals Co.	65,970	1,245,514
Compass Minerals International, Inc.	18,835	1,554,264
Reliance Steel & Aluminum Co.	43,622	3,082,330
Royal Gold, Inc. (b)	36,618	2,293,019
Steel Dynamics, Inc.	125,407	2,230,991
Worthington Industries, Inc.	29,697	1,135,910

		13,512,662

Multi-Utilities—1.1%
Alliant Energy Corp.	62,390	3,544,376

Multi-Utilities—(Continued)
Black Hills Corp.	25,026	1,442,749
MDU Resources Group, Inc.	106,493	3,653,775
Vectren Corp.	46,348	1,825,647

		10,466,547

Multiline Retail—0.3%
Big Lots, Inc. (a)	32,831	1,243,310
J.C. Penney Co., Inc. (a) (b)	171,306	1,476,658

		2,719,968

Oil, Gas & Consumable Fuels—3.0%
Alpha Natural Resources, Inc. (a) (b)	124,319	528,356
Bill Barrett Corp. (a)	27,641	707,610
Cimarex Energy Co.	48,932	5,828,291
Energen Corp.	40,891	3,304,402
Gulfport Energy Corp. (a)	47,923	3,411,159
HollyFrontier Corp.	111,892	5,323,821
Rosetta Resources, Inc. (a) (b)	34,497	1,606,870
SM Energy Co.	37,709	2,688,275
World Fuel Services Corp. (b)	40,423	1,782,654
WPX Energy, Inc. (a)	113,447	2,045,449

		27,226,887

Paper & Forest Products—0.4%
Domtar Corp.	18,290	2,052,504
Louisiana-Pacific Corp. (a)	79,438	1,340,119

		3,392,623

Pharmaceuticals—1.2%
Endo International plc (a) (b)	77,318	5,307,880
Mallinckrodt plc (a)	32,712	2,074,268
Salix Pharmaceuticals, Ltd. (a) (b)	35,616	3,690,174

		11,072,322

Professional Services—1.1%
Corporate Executive Board Co. (The)	18,914	1,403,986
FTI Consulting, Inc. (a) (b)	22,851	761,852
Manpowergroup, Inc.	44,740	3,526,854
Towers Watson & Co. - Class A	36,092	4,116,293

		9,808,985

Real Estate Investment Trusts—8.7%
Alexandria Real Estate Equities, Inc.	40,288	2,923,297
American Campus Communities, Inc.	58,925	2,200,849
BioMed Realty Trust, Inc.	108,293	2,218,924
BRE Properties, Inc.	43,472	2,729,172
Camden Property Trust	48,037	3,234,812
Corporate Office Properties Trust	49,166	1,309,782
Corrections Corp. of America (b)	65,207	2,042,283
Duke Realty Corp.	183,910	3,104,401
Equity One, Inc.	35,606	795,438
Essex Property Trust, Inc. (b)	21,711	3,691,956
Extra Space Storage, Inc.	61,866	3,001,120
Federal Realty Investment Trust	37,578	4,310,948

MSF-111

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Highwoods Properties, Inc.	50,569	$1,942,355
Home Properties, Inc.	32,084	1,928,890
Hospitality Properties Trust	84,137	2,416,415
Kilroy Realty Corp. (b)	46,173	2,704,814
Liberty Property Trust	82,439	3,046,945
Mack-Cali Realty Corp.	49,820	1,035,758
Mid-America Apartment Communities, Inc. (b)	42,160	2,878,263
National Retail Properties, Inc. (b)	68,608	2,354,627
Omega Healthcare Investors, Inc.	69,859	2,341,674
Potlatch Corp.	22,796	881,977
Rayonier, Inc.	71,101	3,264,247
Realty Income Corp. (b)	123,489	5,045,760
Regency Centers Corp.	51,924	2,651,239
Senior Housing Properties Trust	105,822	2,377,820
SL Green Realty Corp.	53,451	5,378,240
Taubman Centers, Inc.	35,500	2,513,045
UDR, Inc.	141,395	3,652,233
Weingarten Realty Investors	63,092	1,892,760

		79,870,044

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	24,087	1,025,143
Jones Lang LaSalle, Inc.	25,026	2,965,581

		3,990,724

Road & Rail—1.3%
Con-way, Inc.	32,011	1,315,012
Genesee & Wyoming, Inc. - Class A (a)	28,632	2,786,466
J.B. Hunt Transport Services, Inc.	51,429	3,698,774
Landstar System, Inc.	25,587	1,515,262
Old Dominion Freight Line, Inc. (a)	39,249	2,226,988
Werner Enterprises, Inc. (b)	25,801	658,184

		12,200,686

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc. (a) (b)	347,084	1,391,807
Atmel Corp. (a) (c)	239,254	2,000,164
Cree, Inc. (a) (b)	68,390	3,868,138
Cypress Semiconductor Corp. (a) (b)	79,830	819,854
Fairchild Semiconductor International, Inc. (a)	70,150	967,369
Integrated Device Technology, Inc. (a)	76,727	938,371
International Rectifier Corp. (a) (b)	40,070	1,097,918
Intersil Corp. - Class A (b)	71,845	928,237
RF Micro Devices, Inc. (a)	158,892	1,252,069
Semtech Corp. (a)	38,600	978,124
Silicon Laboratories, Inc. (a)	22,157	1,157,703
Skyworks Solutions, Inc. (a)	106,245	3,986,312
SunEdison, Inc. (a) (b)	138,214	2,603,952
Teradyne, Inc. (a) (b)	109,084	2,169,681

		24,159,699

Software—4.1%
ACI Worldwide, Inc. (a) (b)	21,624	1,279,924
Advent Software, Inc. (b)	22,805	669,555
ANSYS, Inc. (a)	52,040	4,008,121

Software—(Continued)
Cadence Design Systems, Inc. (a)	162,573	2,526,384
CommVault Systems, Inc. (a) (b)	25,107	1,630,700
Compuware Corp.	122,699	1,288,339
Concur Technologies, Inc. (a) (b)	26,751	2,650,222
FactSet Research Systems, Inc. (b)	22,375	2,412,249
Fair Isaac Corp.	19,633	1,086,097
Fortinet, Inc. (a)	76,928	1,694,724
Informatica Corp. (a)	61,416	2,320,296
Mentor Graphics Corp.	54,783	1,206,322
MICROS Systems, Inc. (a)	42,316	2,239,786
PTC, Inc. (a)	66,753	2,365,059
Rovi Corp. (a)	55,391	1,261,807
SolarWinds, Inc. (a)	36,759	1,567,036
Solera Holdings, Inc.	38,787	2,456,769
Synopsys, Inc. (a)	86,650	3,328,226
TIBCO Software, Inc. (a)	85,830	1,744,066

		37,735,682

Specialty Retail—3.8%
Aaron’s, Inc. (b)	40,476	1,223,994
Abercrombie & Fitch Co. - Class A	42,965	1,654,153
Advance Auto Parts, Inc.	41,011	5,187,892
American Eagle Outfitters, Inc. (b)	95,406	1,167,769
ANN, Inc. (a) (b)	25,823	1,071,138
Ascena Retail Group, Inc. (a)	72,591	1,254,373
Cabela’s, Inc. (a) (b)	26,226	1,718,065
Chico’s FAS, Inc.	89,297	1,431,431
CST Brands, Inc. (b)	42,514	1,328,137
Dick’s Sporting Goods, Inc.	57,297	3,128,989
Foot Locker, Inc.	82,519	3,876,743
Guess?, Inc.	33,413	922,199
Murphy USA, Inc. (a) (b)	24,972	1,013,613
Office Depot, Inc. (a) (b)	272,415	1,125,074
Rent-A-Center, Inc. (b)	29,678	789,435
Signet Jewelers, Ltd.	45,109	4,775,239
Williams-Sonoma, Inc.	49,316	3,286,418

		34,954,662

Technology Hardware, Storage & Peripherals—1.1%
3D Systems Corp. (a) (b)	53,978	3,192,799
Diebold, Inc. (b)	36,153	1,442,143
Lexmark International, Inc. - Class A (b)	34,621	1,602,606
NCR Corp. (a)	93,744	3,426,343

		9,663,891

Textiles, Apparel & Luxury Goods—1.7%
Carter’s, Inc. (b)	30,170	2,342,701
Deckers Outdoor Corp. (a) (b)	19,469	1,552,263
Hanesbrands, Inc.	55,932	4,277,679
Kate Spade & Co. (a)	69,393	2,573,787
Under Armour, Inc. - Class A (a) (b)	45,230	5,185,167

		15,931,597

Thrifts & Mortgage Finance—0.6%
Astoria Financial Corp.	47,246	652,940

MSF-112

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—(Continued)
New York Community Bancorp, Inc. (b)	248,652	$3,995,837
Washington Federal, Inc.	57,646	1,343,152

		5,991,929

Tobacco—0.1%
Universal Corp. (b)	13,056	729,700

Trading Companies & Distributors—1.1%
GATX Corp. (b)	25,868	1,755,920
MSC Industrial Direct Co., Inc. - Class A	26,557	2,297,711
United Rentals, Inc. (a) (b)	52,422	4,976,945
Watsco, Inc.	15,269	1,525,526

		10,556,102

Water Utilities—0.3%
Aqua America, Inc. (b)	99,430	2,492,710

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	55,658	1,458,796

Total Common Stocks (Cost $590,942,205)		882,896,814

Investment Company Security—1.2%
SPDR S&P MidCap 400 ETF Trust (Cost $10,389,832)	44,000	11,025,080

Short-Term Investments—20.1%

Discount Notes—1.5%
Federal Home Loan Bank
0.041%, 04/23/14 (d)	125,000	124,997
0.051%, 04/23/14 (d)	300,000	299,991
0.058%, 04/23/14 (d)	875,000	874,969
0.071%, 04/23/14 (d)	850,000	849,964
0.081%, 08/27/14 (d)	575,000	574,811
0.086%, 08/27/14 (d)	750,000	749,738
0.091%, 08/27/14 (d)	250,000	249,907
0.093%, 08/27/14 (d)	8,850,000	8,846,653
Federal Home Loan Mortgage Corp.
0.081%, 06/12/14 (d)	1,650,000	1,649,736

		14,220,766

Mutual Fund—17.6%
State Street Navigator Securities Lending MET Portfolio (e)	161,039,787	161,039,787

Security Description	Principal Amount*	Value

U.S. Treasury—1.0%
U.S. Treasury Bills
0.019%, 05/08/14 (d)	250,000	249,995
0.023%, 05/15/14 (d)	450,000	449,987
0.029%, 05/15/14 (d)	50,000	49,998
0.040%, 05/08/14 (d)	100,000	99,996
0.042%, 05/15/14 (d)	375,000	374,981
0.046%, 05/15/14 (d)	400,000	399,978
0.047%, 05/08/14 (d)	425,000	424,980
0.051%, 05/15/14 (d)	75,000	74,996
0.058%, 08/21/14 (d)	175,000	174,961
0.061%, 08/21/14 (d)	400,000	399,905
0.063%, 05/15/14 (d)	2,250,000	2,249,830
0.077%, 05/15/14 (d)	1,550,000	1,549,856
0.078%, 05/15/14 (d)	325,000	324,969
0.084%, 05/15/14 (d)	1,000,000	999,899
0.086%, 05/15/14 (d)	1,175,000	1,174,878

		8,999,209

Total Short-Term Investments (Cost $184,259,762)		184,259,762

Total Investments—117.5% (Cost $785,591,799) (f)		1,078,181,656
Other assets and liabilities (net)—(17.5)%		(160,734,338)

Net Assets—100.0%		$917,447,318

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $164,617,592 and the collateral received consisted of cash in the amount of $161,039,787 and non-cash collateral with a value of $5,345,683. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $5,274,850.
(d)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2014, the aggregate cost of investments was $785,591,799. The aggregate unrealized appreciation and depreciation of investments were $314,193,481 and $(21,603,624), respectively, resulting in net unrealized appreciation of $292,589,857.
(ETF)—	Exchange-Traded Fund

MSF-113

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P Midcap 400 E-Mini Index Futures	06/20/14	170	USD 23,053,938	$319,362

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$882,896,814	$—	$—	$882,896,814
Total Investment Company Security	11,025,080	—	—	11,025,080
Short-Term Investments
Discount Notes	—	14,220,766	—	14,220,766
Mutual Fund	161,039,787	—	—	161,039,787
U.S. Treasury	—	8,999,209	—	8,999,209
Total Short-Term Investments	161,039,787	23,219,975	—	184,259,762
Total Investments	$1,054,961,681	$23,219,975	$—	$1,078,181,656

Collateral for securities loaned (Liability)	$—	$(161,039,787)	$—	$(161,039,787)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$319,362	$—	$—	$319,362

*	See Schedule of Investments for additional detailed categorizations.

MSF-114

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Boeing Co. (The)	256,046	$32,131,213
General Dynamics Corp.	121,723	13,258,069
Honeywell International, Inc.	293,558	27,230,440
L-3 Communications Holdings, Inc.	32,139	3,797,223
Lockheed Martin Corp.	101,082	16,500,626
Northrop Grumman Corp.	81,141	10,011,177
Precision Castparts Corp.	54,370	13,742,561
Raytheon Co.	117,744	11,631,930
Rockwell Collins, Inc.	50,611	4,032,178
Textron, Inc.	105,760	4,155,310
United Technologies Corp.	315,229	36,831,356

		173,322,083

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	55,578	2,911,731
Expeditors International of Washington, Inc.	75,866	3,006,570
FedEx Corp.	103,995	13,785,577
United Parcel Service, Inc. - Class B	266,044	25,907,365

		45,611,243

Airlines—0.3%
Delta Air Lines, Inc.	317,984	11,018,145
Southwest Airlines Co.	262,806	6,204,850

		17,222,995

Auto Components—0.4%
BorgWarner, Inc.	85,336	5,245,604
Delphi Automotive plc	104,384	7,083,498
Goodyear Tire & Rubber Co. (The)	92,868	2,426,641
Johnson Controls, Inc.	248,594	11,763,468

		26,519,211

Automobiles—0.7%
Ford Motor Co.	1,476,462	23,032,807
General Motors Co.	488,043	16,798,440
Harley-Davidson, Inc.	82,381	5,487,399

		45,318,646

Banks—6.2%
Bank of America Corp.	3,956,429	68,050,579
BB&T Corp.	266,138	10,690,763
Citigroup, Inc.	1,136,769	54,110,204
Comerica, Inc.	68,163	3,530,843
Fifth Third Bancorp	318,762	7,315,588
Huntington Bancshares, Inc.	311,184	3,102,505
JPMorgan Chase & Co.	1,417,687	86,067,778
KeyCorp	332,967	4,741,450
M&T Bank Corp. (a)	49,055	5,950,372
PNC Financial Services Group, Inc. (The)	199,940	17,394,780
Regions Financial Corp.	531,439	5,904,287
SunTrust Banks, Inc.	200,167	7,964,645
U.S. Bancorp	682,313	29,243,935
Wells Fargo & Co.	1,792,604	89,164,123
Zions Bancorporation	69,210	2,144,126

		395,375,978

Beverages—2.1%
Beam, Inc.	61,941	5,159,685
Brown-Forman Corp. - Class B (a)	60,685	5,442,838
Coca-Cola Co. (The)	1,418,526	54,840,215
Coca-Cola Enterprises, Inc.	88,972	4,249,303
Constellation Brands, Inc. - Class A (b)	62,616	5,320,481
Dr Pepper Snapple Group, Inc.	73,854	4,022,089
Molson Coors Brewing Co. - Class B	59,281	3,489,280
Monster Beverage Corp. (b)	50,604	3,514,448
PepsiCo, Inc.	569,971	47,592,578

		133,630,917

Biotechnology—2.4%
Alexion Pharmaceuticals, Inc. (b)	74,062	11,267,052
Amgen, Inc.	282,655	34,862,668
Biogen Idec, Inc. (b)	88,500	27,069,495
Celgene Corp. (b)	152,003	21,219,619
Gilead Sciences, Inc. (b)	575,881	40,806,928
Regeneron Pharmaceuticals, Inc. (b)	29,483	8,853,155
Vertex Pharmaceuticals, Inc. (b)	88,267	6,242,242

		150,321,159

Building Products—0.1%
Allegion plc	33,594	1,752,599
Masco Corp.	133,428	2,963,436

		4,716,035

Capital Markets—2.1%
Ameriprise Financial, Inc.	71,458	7,865,382
Bank of New York Mellon Corp. (The)	424,932	14,995,850
BlackRock, Inc.	47,034	14,791,252
Charles Schwab Corp. (The)	437,534	11,957,804
E*Trade Financial Corp. (b)	107,921	2,484,341
Franklin Resources, Inc.	151,149	8,189,253
Goldman Sachs Group, Inc. (The)	157,634	25,828,331
Invesco, Ltd.	162,160	5,999,920
Legg Mason, Inc. (a)	39,238	1,924,232
Morgan Stanley	525,144	16,368,738
Northern Trust Corp.	83,512	5,475,047
State Street Corp.	161,593	11,238,793
T. Rowe Price Group, Inc.	98,113	8,079,606

		135,198,549

Chemicals—2.6%
Air Products & Chemicals, Inc.	79,245	9,433,325
Airgas, Inc.	24,921	2,654,336
CF Industries Holdings, Inc.	20,765	5,412,190
Dow Chemical Co. (The)	455,174	22,116,905
E.I. du Pont de Nemours & Co.	347,059	23,287,659
Eastman Chemical Co.	57,080	4,920,867
Ecolab, Inc.	101,339	10,943,599
FMC Corp.	49,749	3,808,783
International Flavors & Fragrances, Inc.	30,426	2,910,855
LyondellBasell Industries NV - Class A	161,645	14,376,706
Monsanto Co.	196,500	22,355,805
Mosaic Co. (The)	126,921	6,346,050

MSF-115

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
PPG Industries, Inc.	51,855	$10,031,868
Praxair, Inc.	110,057	14,414,165
Sherwin-Williams Co. (The)	31,917	6,291,798
Sigma-Aldrich Corp.	44,720	4,175,954

		163,480,865

Commercial Services & Supplies—0.5%
ADT Corp. (The) (a)	68,626	2,055,349
Cintas Corp. (a)	37,689	2,246,641
Iron Mountain, Inc.	63,807	1,759,159
Pitney Bowes, Inc. (a)	75,823	1,970,640
Republic Services, Inc.	101,253	3,458,803
Stericycle, Inc. (b)	31,881	3,622,319
Tyco International, Ltd.	172,327	7,306,665
Waste Management, Inc.	161,835	6,808,398

		29,227,974

Communications Equipment—1.7%
Cisco Systems, Inc.	1,928,502	43,217,730
F5 Networks, Inc. (b)	28,244	3,011,658
Harris Corp.	39,982	2,925,083
Juniper Networks, Inc. (b)	187,606	4,832,730
Motorola Solutions, Inc.	84,586	5,438,034
QUALCOMM, Inc.	633,095	49,925,872

		109,351,107

Construction & Engineering—0.2%
Fluor Corp.	60,030	4,666,132
Jacobs Engineering Group, Inc. (b)	49,381	3,135,693
Quanta Services, Inc. (b)	81,520	3,008,088

		10,809,913

Construction Materials—0.1%
Vulcan Materials Co.	48,879	3,248,010

Consumer Finance—1.0%
American Express Co.	342,106	30,799,803
Capital One Financial Corp.	214,446	16,546,654
Discover Financial Services	176,291	10,258,373
SLM Corp.	160,493	3,928,869

		61,533,699

Containers & Packaging—0.2%
Avery Dennison Corp.	35,939	1,821,029
Ball Corp.	52,614	2,883,773
Bemis Co., Inc.	38,074	1,494,024
MeadWestvaco Corp.	65,354	2,459,925
Owens-Illinois, Inc. (b)	61,681	2,086,668
Sealed Air Corp.	73,451	2,414,334

		13,159,753

Distributors—0.1%
Genuine Parts Co.	57,551	4,998,304

Diversified Consumer Services—0.1%
Graham Holdings Co. - Class B	1,632	1,148,520
H&R Block, Inc.	102,659	3,099,275

		4,247,795

Diversified Financial Services—1.9%
Berkshire Hathaway, Inc. - Class B (b)	673,942	84,222,532
CME Group, Inc.	118,136	8,743,245
IntercontinentalExchange Group, Inc.	43,039	8,514,405
Leucadia National Corp.	117,236	3,282,608
McGraw Hill Financial, Inc.	101,455	7,741,017
Moody’s Corp.	70,403	5,584,366
NASDAQ OMX Group, Inc. (The)	43,766	1,616,716

		119,704,889

Diversified Telecommunication Services—2.4%
AT&T, Inc.	1,949,306	68,362,161
CenturyLink, Inc. (a)	216,371	7,105,624
Frontier Communications Corp. (a)	374,203	2,132,957
Verizon Communications, Inc.	1,550,333	73,749,341
Windstream Holdings, Inc. (a)	223,128	1,838,575

		153,188,658

Electric Utilities—1.7%
American Electric Power Co., Inc.	182,610	9,251,023
Duke Energy Corp.	264,478	18,836,123
Edison International	121,975	6,905,005
Entergy Corp.	66,849	4,468,856
Exelon Corp.	320,995	10,772,592
FirstEnergy Corp.	156,762	5,334,611
NextEra Energy, Inc.	162,996	15,585,677
Northeast Utilities	118,090	5,373,095
Pepco Holdings, Inc. (a)	93,786	1,920,737
Pinnacle West Capital Corp.	41,253	2,254,889
PPL Corp.	236,123	7,825,116
Southern Co. (The)	332,421	14,606,579
Xcel Energy, Inc. (a)	186,545	5,663,506

		108,797,809

Electrical Equipment—0.7%
AMETEK, Inc.	91,746	4,724,001
Eaton Corp. plc	177,940	13,366,853
Emerson Electric Co.	263,179	17,580,357
Rockwell Automation, Inc.	51,956	6,471,120
Roper Industries, Inc.	37,268	4,975,651

		47,117,982

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	59,226	5,428,063
Corning, Inc. (a)	521,174	10,850,843
FLIR Systems, Inc.	52,740	1,898,640
Jabil Circuit, Inc.	70,256	1,264,608
TE Connectivity, Ltd.	153,579	9,246,991

		28,689,145

MSF-116

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.9%
Baker Hughes, Inc.	163,673	$10,642,019
Cameron International Corp. (b)	81,157	5,013,068
Diamond Offshore Drilling, Inc. (a)	26,025	1,268,979
Ensco plc - Class A	87,435	4,614,819
FMC Technologies, Inc. (b)	88,356	4,620,135
Halliburton Co.	318,542	18,758,938
Helmerich & Payne, Inc.	40,258	4,330,151
Nabors Industries, Ltd.	97,684	2,407,911
National Oilwell Varco, Inc.	160,429	12,492,606
Noble Corp. plc	95,142	3,114,949
Rowan Cos. plc - Class A (b)	46,513	1,566,558
Schlumberger, Ltd.	489,430	47,719,425
Transocean, Ltd. (a)	127,048	5,252,164

		121,801,722

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	164,620	18,384,762
CVS Caremark Corp.	442,669	33,138,201
Kroger Co. (The)	193,373	8,440,731
Safeway, Inc.	86,218	3,184,893
Sysco Corp. (a)	218,996	7,912,326
Wal-Mart Stores, Inc.	605,693	46,293,116
Walgreen Co.	327,261	21,609,044
Whole Foods Market, Inc.	139,255	7,061,621

		146,024,694

Food Products—1.6%
Archer-Daniels-Midland Co.	246,476	10,694,594
Campbell Soup Co. (a)	66,951	3,004,761
ConAgra Foods, Inc.	157,389	4,883,781
General Mills, Inc.	233,809	12,115,982
Hershey Co. (The)	56,137	5,860,703
Hormel Foods Corp.	50,403	2,483,356
J.M. Smucker Co. (The)	38,818	3,774,662
Kellogg Co.	96,138	6,028,814
Keurig Green Mountain, Inc.	48,350	5,105,277
Kraft Foods Group, Inc.	223,243	12,523,932
McCormick & Co., Inc. (a)	49,104	3,522,721
Mead Johnson Nutrition Co.	75,496	6,276,737
Mondelez International, Inc. - Class A	636,800	22,001,440
Tyson Foods, Inc. - Class A	100,641	4,429,210

		102,705,970

Gas Utilities—0.0%
AGL Resources, Inc.	44,513	2,179,357

Health Care Equipment & Supplies—2.1%
Abbott Laboratories	577,684	22,246,611
Baxter International, Inc.	203,355	14,962,861
Becton Dickinson & Co.	72,262	8,460,435
Boston Scientific Corp. (b)	495,742	6,702,432
C.R. Bard, Inc.	29,044	4,297,931
CareFusion Corp. (b)	78,013	3,137,683
Covidien plc	168,747	12,429,904
DENTSPLY International, Inc.	53,091	2,444,310

Health Care Equipment & Supplies—(Continued)
Edwards Lifesciences Corp. (a) (b)	40,148	2,977,777
Intuitive Surgical, Inc. (b)	14,291	6,259,315
Medtronic, Inc.	374,678	23,057,684
St. Jude Medical, Inc.	106,249	6,947,622
Stryker Corp.	110,343	8,989,644
Varian Medical Systems, Inc. (b)	38,767	3,256,040
Zimmer Holdings, Inc.	63,387	5,995,143

		132,165,392

Health Care Providers & Services—2.1%
Aetna, Inc.	135,785	10,179,801
AmerisourceBergen Corp.	85,807	5,628,081
Cardinal Health, Inc.	128,368	8,983,193
Cigna Corp.	102,416	8,575,292
DaVita HealthCare Partners, Inc. (b)	66,247	4,561,106
Express Scripts Holding Co. (b)	290,526	21,815,597
Humana, Inc.	57,666	6,500,111
Laboratory Corp. of America Holdings (a) (b)	31,934	3,136,238
McKesson Corp.	86,154	15,212,212
Patterson Cos., Inc. (a)	30,735	1,283,494
Quest Diagnostics, Inc. (a)	54,024	3,129,070
Tenet Healthcare Corp. (b)	36,310	1,554,431
UnitedHealth Group, Inc.	370,327	30,363,111
WellPoint, Inc.	105,745	10,526,915

		131,448,652

Health Care Technology—0.1%
Cerner Corp. (b)	110,737	6,228,956

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	164,072	6,211,766
Chipotle Mexican Grill, Inc. (b)	11,615	6,597,901
Darden Restaurants, Inc. (a)	49,141	2,494,397
International Game Technology	92,357	1,298,539
Marriott International, Inc. - Class A (a)	82,780	4,637,336
McDonald’s Corp.	370,585	36,328,447
Starbucks Corp.	282,989	20,765,733
Starwood Hotels & Resorts Worldwide, Inc.	71,851	5,719,340
Wyndham Worldwide Corp.	47,973	3,513,063
Wynn Resorts, Ltd.	30,313	6,734,033
Yum! Brands, Inc.	165,821	12,501,245

		106,801,800

Household Durables—0.4%
DR Horton, Inc. (a)	106,599	2,307,868
Garmin, Ltd. (a)	46,027	2,543,452
Harman International Industries, Inc.	25,376	2,700,006
Leggett & Platt, Inc. (a)	51,998	1,697,215
Lennar Corp. - Class A (a)	65,814	2,607,551
Mohawk Industries, Inc. (b)	22,864	3,109,047
Newell Rubbermaid, Inc.	104,412	3,121,919
PulteGroup, Inc.	128,473	2,465,397
Whirlpool Corp.	29,000	4,334,340

		24,886,795

MSF-117

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—1.9%
Clorox Co. (The) (a)	48,636	$4,280,454
Colgate-Palmolive Co.	326,827	21,201,268
Kimberly-Clark Corp.	142,038	15,659,690
Procter & Gamble Co. (The)	1,015,079	81,815,367

		122,956,779

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	246,627	3,521,833
NRG Energy, Inc.	121,752	3,871,714

		7,393,547

Industrial Conglomerates—2.3%
3M Co.	235,690	31,973,705
Danaher Corp.	224,884	16,866,300
General Electric Co.	3,756,137	97,246,387

		146,086,392

Insurance—2.8%
ACE, Ltd.	126,035	12,485,027
Aflac, Inc.	170,645	10,757,461
Allstate Corp. (The)	167,382	9,470,474
American International Group, Inc.	548,108	27,410,881
Aon plc	112,724	9,500,379
Assurant, Inc.	26,821	1,742,292
Chubb Corp. (The)	91,945	8,210,688
Cincinnati Financial Corp.	55,091	2,680,728
Genworth Financial, Inc. - Class A (b)	185,448	3,287,993
Hartford Financial Services Group, Inc. (The)	167,098	5,893,546
Lincoln National Corp.	98,722	5,002,244
Loews Corp.	114,576	5,047,073
Marsh & McLennan Cos., Inc.	205,296	10,121,093
MetLife, Inc. (c)	420,622	22,208,842
Principal Financial Group, Inc.	102,891	4,731,957
Progressive Corp. (The)	205,029	4,965,802
Prudential Financial, Inc.	173,335	14,672,808
Torchmark Corp. (a)	33,153	2,609,141
Travelers Cos., Inc. (The)	131,902	11,224,860
Unum Group	97,130	3,429,660
XL Group plc	103,348	3,229,625

		178,682,574

Internet & Catalog Retail—1.3%
Amazon.com, Inc. (b)	139,269	46,866,804
Expedia, Inc.	38,288	2,775,880
Netflix, Inc. (b)	22,391	7,882,304
priceline.com, Inc. (b)	19,521	23,266,884
TripAdvisor, Inc. (a) (b)	41,534	3,762,565

		84,554,437

Internet Software & Services—3.1%
Akamai Technologies, Inc. (b)	66,839	3,890,698
eBay, Inc. (b)	436,216	24,096,572
Facebook, Inc. - Class A (b)	639,552	38,526,612
Google, Inc. - Class A (b) (d)	105,680	117,781,417
VeriSign, Inc. (a) (b)	47,037	2,535,765

Internet Software & Services—(Continued)
Yahoo!, Inc. (b)	351,437	12,616,588

		199,447,652

IT Services—3.5%
Accenture plc - Class A	238,472	19,010,988
Alliance Data Systems Corp. (a) (b)	19,907	5,423,662
Automatic Data Processing, Inc.	180,383	13,936,391
Cognizant Technology Solutions Corp. - Class A (b)	227,403	11,508,866
Computer Sciences Corp.	54,543	3,317,305
Fidelity National Information Services, Inc.	108,818	5,816,322
Fiserv, Inc. (b)	95,273	5,401,026
International Business Machines Corp.	366,460	70,539,885
MasterCard, Inc. - Class A	382,020	28,536,894
Paychex, Inc.	121,352	5,169,595
Teradata Corp. (a) (b)	59,600	2,931,724
Total System Services, Inc.	61,889	1,882,045
Visa, Inc. - Class A	189,768	40,963,320
Western Union Co. (The) (a)	205,133	3,355,976
Xerox Corp.	416,995	4,712,044

		222,506,043

Leisure Products—0.1%
Hasbro, Inc. (a)	43,629	2,426,645
Mattel, Inc.	127,422	5,110,896

		7,537,541

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	124,824	6,980,158
PerkinElmer, Inc.	42,248	1,903,695
Thermo Fisher Scientific, Inc.	146,677	17,636,443
Waters Corp. (b)	31,888	3,456,978

		29,977,274

Machinery—1.7%
Caterpillar, Inc.	238,784	23,727,966
Cummins, Inc.	64,997	9,683,903
Deere & Co. (a)	138,407	12,567,356
Dover Corp.	63,650	5,203,387
Flowserve Corp.	51,509	4,035,215
Illinois Tool Works, Inc.	146,334	11,901,344
Ingersoll-Rand plc	96,803	5,541,004
Joy Global, Inc. (a)	37,488	2,174,304
PACCAR, Inc.	132,640	8,945,242
Pall Corp.	41,097	3,676,949
Parker Hannifin Corp.	55,830	6,683,409
Pentair, Ltd.	73,885	5,862,036
Snap-on, Inc.	21,760	2,469,325
Stanley Black & Decker, Inc.	58,254	4,732,555
Xylem, Inc.	69,139	2,518,042

		109,722,037

Media—3.5%
Cablevision Systems Corp. - Class A (a)	80,157	1,352,249
CBS Corp. - Class B	206,595	12,767,571

MSF-118

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Comcast Corp. - Class A	975,823	$48,810,667
DIRECTV (b)	177,382	13,555,532
Discovery Communications, Inc. - Class A (b)	83,263	6,885,850
Gannett Co., Inc.	85,119	2,349,284
Interpublic Group of Cos., Inc. (The)	158,749	2,720,958
News Corp. - Class A (b)	186,420	3,210,152
Omnicom Group, Inc.	96,665	7,017,879
Scripps Networks Interactive, Inc. - Class A (a)	41,075	3,118,003
Time Warner Cable, Inc.	103,870	14,248,887
Time Warner, Inc.	334,188	21,832,502
Twenty-First Century Fox, Inc. - Class A	726,588	23,229,018
Viacom, Inc. - Class B	149,188	12,679,488
Walt Disney Co. (The)	610,010	48,843,501

		222,621,541

Metals & Mining—0.5%
Alcoa, Inc.	403,457	5,192,492
Allegheny Technologies, Inc. (a)	40,412	1,522,724
Cliffs Natural Resources, Inc. (a)	57,311	1,172,583
Freeport-McMoRan Copper & Gold, Inc.	388,756	12,856,161
Newmont Mining Corp.	186,407	4,369,380
Nucor Corp.	119,187	6,023,711
United States Steel Corp. (a)	54,167	1,495,551

		32,632,602

Multi-Utilities—1.1%
Ameren Corp.	90,836	3,742,443
CenterPoint Energy, Inc.	160,547	3,803,359
CMS Energy Corp.	99,853	2,923,696
Consolidated Edison, Inc. (a)	109,654	5,882,937
Dominion Resources, Inc.	217,692	15,453,955
DTE Energy Co.	66,296	4,925,130
Integrys Energy Group, Inc.	29,936	1,785,682
NiSource, Inc.	117,549	4,176,516
PG&E Corp.	171,336	7,401,715
Public Service Enterprise Group, Inc.	189,494	7,227,301
SCANA Corp. (a)	52,841	2,711,800
Sempra Energy	85,092	8,233,502
TECO Energy, Inc. (a)	76,740	1,316,091
Wisconsin Energy Corp. (a)	84,588	3,937,572

		73,521,699

Multiline Retail—0.7%
Dollar General Corp. (b)	110,303	6,119,610
Dollar Tree, Inc. (b)	77,904	4,065,031
Family Dollar Stores, Inc.	35,775	2,075,308
Kohl’s Corp. (a)	75,358	4,280,334
Macy’s, Inc.	137,950	8,179,056
Nordstrom, Inc.	53,567	3,345,259
Target Corp.	236,637	14,318,905

		42,383,503

Oil, Gas & Consumable Fuels—8.0%
Anadarko Petroleum Corp.	188,597	15,985,482
Apache Corp.	147,775	12,257,936

Oil, Gas & Consumable Fuels—(Continued)
Cabot Oil & Gas Corp.	158,075	5,355,581
Chesapeake Energy Corp. (a)	189,553	4,856,348
Chevron Corp.	714,728	84,988,306
ConocoPhillips	459,021	32,292,127
CONSOL Energy, Inc.	85,792	3,427,390
Denbury Resources, Inc. (a)	133,270	2,185,628
Devon Energy Corp.	143,368	9,595,620
EOG Resources, Inc.	102,249	20,058,186
EQT Corp.	56,490	5,477,835
Exxon Mobil Corp.	1,617,757	158,022,504
Hess Corp.	102,303	8,478,873
Kinder Morgan, Inc.	250,807	8,148,719
Marathon Oil Corp.	260,917	9,267,772
Marathon Petroleum Corp.	110,277	9,598,510
Murphy Oil Corp.	64,464	4,052,207
Newfield Exploration Co. (b)	51,033	1,600,395
Noble Energy, Inc.	134,739	9,571,859
Occidental Petroleum Corp.	297,533	28,351,920
ONEOK, Inc.	77,800	4,609,650
Peabody Energy Corp.	101,567	1,659,605
Phillips 66	219,991	16,952,506
Pioneer Natural Resources Co.	53,505	10,012,926
QEP Resources, Inc.	67,137	1,976,513
Range Resources Corp.	61,280	5,084,402
Southwestern Energy Co. (b)	132,127	6,079,163
Spectra Energy Corp.	250,894	9,268,024
Tesoro Corp.	49,342	2,496,212
Valero Energy Corp.	199,357	10,585,857
Williams Cos., Inc. (The)	256,227	10,397,692

		512,695,748

Paper & Forest Products—0.1%
International Paper Co.	164,275	7,536,937

Personal Products—0.1%
Avon Products, Inc.	162,461	2,378,429
Estee Lauder Cos., Inc. (The) - Class A	95,684	6,399,346

		8,777,775

Pharmaceuticals—6.1%
AbbVie, Inc.	594,699	30,567,528
Actavis plc (b)	65,216	13,424,714
Allergan, Inc.	111,739	13,866,810
Bristol-Myers Squibb Co.	615,487	31,974,550
Eli Lilly & Co.	368,888	21,712,748
Forest Laboratories, Inc. (b)	89,282	8,238,050
Hospira, Inc. (b)	62,318	2,695,253
Johnson & Johnson	1,059,066	104,032,053
Merck & Co., Inc.	1,100,891	62,497,582
Mylan, Inc. (b)	139,234	6,798,796
Perrigo Co. plc	50,072	7,744,135
Pfizer, Inc.	2,389,597	76,753,856
Zoetis, Inc.	187,189	5,417,250

		385,723,325

MSF-119

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—0.2%
Dun & Bradstreet Corp. (The) (a)	14,076	$1,398,450
Equifax, Inc.	45,689	3,108,223
Nielsen Holdings NV	106,378	4,747,650
Robert Half International, Inc.	51,463	2,158,873

		11,413,196

Real Estate Investment Trusts—2.1%
American Tower Corp.	147,884	12,107,263
Apartment Investment & Management Co. - Class A	54,695	1,652,883
AvalonBay Communities, Inc.	45,543	5,980,707
Boston Properties, Inc.	57,281	6,560,393
Crown Castle International Corp.	125,065	9,227,296
Equity Residential	125,716	7,290,271
General Growth Properties, Inc.	195,187	4,294,114
HCP, Inc.	171,152	6,638,986
Health Care REIT, Inc.	108,557	6,469,997
Host Hotels & Resorts, Inc.	283,303	5,734,053
Kimco Realty Corp.	153,408	3,356,567
Macerich Co. (The)	52,619	3,279,742
Plum Creek Timber Co., Inc. (a)	66,299	2,787,210
Prologis, Inc.	187,042	7,636,925
Public Storage	54,128	9,120,027
Simon Property Group, Inc.	117,650	19,294,600
Ventas, Inc.	110,171	6,673,057
Vornado Realty Trust	65,207	6,426,802
Weyerhaeuser Co.	218,843	6,423,042

		130,953,935

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (b)	104,394	2,863,527

Road & Rail—0.9%
CSX Corp.	377,215	10,927,919
Kansas City Southern	41,274	4,212,424
Norfolk Southern Corp.	115,949	11,266,764
Ryder System, Inc.	19,991	1,597,681
Union Pacific Corp.	170,362	31,970,133

		59,974,921

Semiconductors & Semiconductor Equipment—2.1%
Altera Corp.	118,887	4,308,465
Analog Devices, Inc.	117,002	6,217,486
Applied Materials, Inc.	453,391	9,258,244
Broadcom Corp. - Class A	206,635	6,504,870
First Solar, Inc. (a) (b)	26,451	1,846,015
Intel Corp.	1,861,384	48,042,321
KLA-Tencor Corp.	62,362	4,311,709
Lam Research Corp. (b)	60,765	3,342,075
Linear Technology Corp.	88,322	4,300,398
LSI Corp.	209,023	2,313,884
Microchip Technology, Inc. (a)	74,550	3,560,508
Micron Technology, Inc. (b)	397,165	9,396,924
NVIDIA Corp.	207,493	3,716,200
Texas Instruments, Inc.	405,900	19,138,185

Semiconductors & Semiconductor Equipment—(Continued)
Xilinx, Inc.	99,903	5,421,736

		131,679,020

Software—3.5%
Adobe Systems, Inc. (b)	173,898	11,432,055
Autodesk, Inc. (b)	85,052	4,182,857
CA, Inc.	120,695	3,737,924
Citrix Systems, Inc. (b)	68,792	3,950,725
Electronic Arts, Inc. (b)	115,902	3,362,317
Intuit, Inc.	106,065	8,244,432
Microsoft Corp.	2,827,889	115,915,170
Oracle Corp.	1,296,457	53,038,056
Red Hat, Inc. (b)	70,958	3,759,355
Salesforce.com, Inc. (b)	210,133	11,996,493
Symantec Corp.	258,899	5,170,213

		224,789,597

Specialty Retail—2.1%
AutoNation, Inc. (b)	23,625	1,257,559
AutoZone, Inc. (b)	12,620	6,778,202
Bed Bath & Beyond, Inc. (b)	79,714	5,484,323
Best Buy Co., Inc. (a)	102,333	2,702,614
CarMax, Inc. (a) (b)	83,569	3,911,029
GameStop Corp. - Class A (a)	43,356	1,781,932
Gap, Inc. (The)	99,169	3,972,710
Home Depot, Inc. (The)	527,203	41,717,573
L Brands, Inc.	91,286	5,182,306
Lowe’s Cos., Inc.	391,530	19,145,817
O’Reilly Automotive, Inc. (b)	39,820	5,908,890
PetSmart, Inc. (a)	38,834	2,675,274
Ross Stores, Inc.	80,458	5,756,770
Staples, Inc. (a)	243,612	2,762,560
Tiffany & Co.	41,226	3,551,620
TJX Cos., Inc. (The)	266,254	16,148,305
Tractor Supply Co.	52,247	3,690,206
Urban Outfitters, Inc. (b)	40,810	1,488,341

		133,916,031

Technology Hardware, Storage & Peripherals—3.9%
Apple, Inc.	333,937	179,237,345
EMC Corp.	758,343	20,786,182
Hewlett-Packard Co.	709,483	22,958,870
NetApp, Inc.	124,020	4,576,338
SanDisk Corp.	84,424	6,854,385
Seagate Technology plc (a)	123,077	6,912,004
Western Digital Corp.	78,721	7,228,162

		248,553,286

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	103,919	5,160,618
Fossil Group, Inc. (b)	17,996	2,098,514
Michael Kors Holdings, Ltd. (b)	67,169	6,264,853
NIKE, Inc. - Class B	278,461	20,567,129
PVH Corp.	30,557	3,812,597
Ralph Lauren Corp.	22,136	3,562,346

MSF-120

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
VF Corp.	131,897	$8,161,786

		49,627,843

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	178,043	1,750,162
People’s United Financial, Inc. (a)	116,148	1,727,121

		3,477,283

Tobacco—1.4%
Altria Group, Inc.	746,071	27,925,437
Lorillard, Inc.	135,600	7,333,248
Philip Morris International, Inc.	593,455	48,586,161
Reynolds American, Inc.	116,590	6,228,238

		90,073,084

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	102,216	5,041,293
WW Grainger, Inc.	22,923	5,791,725

		10,833,018

Total Common Stocks (Cost $3,807,321,636)		6,251,948,204

Investment Company Security—1.2%
SPDR S&P 500 ETF Trust (Cost $72,915,309)	390,000	72,945,600

Short-Term Investments—3.1%

Discount Notes—0.5%
Federal Home Loan Bank 0.071%, 05/01/14 (e)	150,000	149,991
0.071%, 07/11/14 (e)	100,000	99,980
0.076%, 09/12/14 (e)	375,000	374,872
0.081%, 07/11/14 (e)	1,375,000	1,374,691
0.081%, 08/27/14 (e)	3,775,000	3,773,759
0.081%, 09/12/14 (e)	7,625,000	7,622,221
0.086%, 07/11/14 (e)	1,725,000	1,724,589
0.091%, 07/11/14 (e)	3,175,000	3,174,198
0.091%, 08/27/14 (e)	175,000	174,935
0.093%, 08/27/14 (e)	2,500,000	2,499,054
0.096%, 07/11/14 (e)	1,725,000	1,724,540

Discount Notes—(Continued)
Federal Home Loan Mortgage Corp. 0.071%, 05/14/14 (e)	2,275,000	2,274,810
0.071%, 06/04/14 (e)	2,300,000	2,299,714
0.081%, 07/08/14 (e)	4,175,000	4,174,091
0.091%, 06/18/14 (e)	1,300,000	1,299,747

		32,741,192

Mutual Fund—2.6%
State Street Navigator Securities Lending MET Portfolio (f)	167,172,684	167,172,684

Total Short-Term Investments (Cost $199,913,876)		199,913,876

Total Investments—102.5% (Cost $4,080,150,821) (g)		6,524,807,680
Other assets and liabilities (net)—(2.5)%		(158,905,747)

Net Assets—100.0%		$6,365,901,933

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $167,827,410 and the collateral received consisted of cash in the amount of $167,172,684 and non-cash collateral with a value of $2,803,426. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $22,290,200.
(e)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of March 31, 2014, the aggregate cost of investments was $4,080,150,821. The aggregate unrealized appreciation and depreciation of investments were $2,517,035,053 and $(72,378,194), respectively, resulting in net unrealized appreciation of $2,444,656,859.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 Index Futures	06/19/14	80	USD	36,795,218	$496,782

(USD)—	United States Dollar

MSF-121

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,251,948,204	$—	$—	$6,251,948,204
Total Investment Company Security	72,945,600	—	—	72,945,600
Short-Term Investments
Discount Notes	—	32,741,192	—	32,741,192
Mutual Fund	167,172,684	—	—	167,172,684
Total Short-Term Investments	167,172,684	32,741,192	—	199,913,876
Total Investments	$6,492,066,488	$32,741,192	$—	$6,524,807,680

Collateral for securities loaned (Liability)	$—	$(167,172,684)	$—	$(167,172,684)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$496,782	$—	$—	$496,782

*	See Schedule of Investments for additional detailed categorizations.

MSF-122

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—59.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
General Dynamics Corp.	12,273	$1,336,775
Honeywell International, Inc.	81,134	7,525,990
Lockheed Martin Corp.	70,929	11,578,450
Northrop Grumman Corp.	25,246	3,114,851
Precision Castparts Corp.	3,823	966,301
United Technologies Corp.	72,821	8,508,406

		33,030,773

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	47,464	4,622,044

Airlines—0.1%
Copa Holdings S.A. - Class A	6,931	1,006,312

Auto Components—1.2%
Delphi Automotive plc	59,910	4,065,493
Johnson Controls, Inc.	95,831	4,534,723
Magna International, Inc.	34,840	3,349,430

		11,949,646

Automobiles—0.6%
General Motors Co.	183,579	6,318,789

Banks—5.6%
Bank of America Corp.	167,714	2,884,681
BB&T Corp.	46,790	1,879,554
BOC Hong Kong Holdings, Ltd.	212,000	603,883
Fifth Third Bancorp	31,180	715,581
HSBC Holdings plc	119,548	1,210,440
JPMorgan Chase & Co.	401,450	24,372,030
Mizuho Financial Group, Inc. (a)	758,800	1,497,153
PNC Financial Services Group, Inc. (The)	33,397	2,905,539
Sumitomo Mitsui Financial Group, Inc.	27,100	1,155,178
SunTrust Banks, Inc.	24,093	958,660
U.S. Bancorp	44,180	1,893,555
Wells Fargo & Co.	337,660	16,795,208

		56,871,462

Beverages—0.7%
Coca-Cola Co. (The)	31,030	1,199,620
Coca-Cola Enterprises, Inc.	14,830	708,281
Diageo plc	150,168	4,660,734
Dr Pepper Snapple Group, Inc.	18,543	1,009,852

		7,578,487

Capital Markets—2.7%
Bank of New York Mellon Corp. (The)	205,385	7,248,036
BlackRock, Inc.	11,006	3,461,167
Franklin Resources, Inc.	81,316	4,405,701
Goldman Sachs Group, Inc. (The)	41,921	6,868,756
Morgan Stanley	54,224	1,690,162
State Street Corp.	60,851	4,232,187

		27,906,009

Chemicals—1.0%
Celanese Corp. - Series A (a)	22,143	1,229,158
FMC Corp.	14,070	1,077,199
LyondellBasell Industries NV - Class A	14,950	1,329,653
PPG Industries, Inc.	29,496	5,706,296
Praxair, Inc.	7,759	1,016,196
Valspar Corp. (The) (a)	2,600	187,512

		10,546,014

Commercial Services & Supplies—0.3%
Tyco International, Ltd.	81,304	3,447,290

Construction & Engineering—0.1%
Fluor Corp.	12,387	962,841

Consumer Finance—0.2%
American Express Co.	13,777	1,240,343
Discover Financial Services	18,310	1,065,459

		2,305,802

Containers & Packaging—0.2%
Crown Holdings, Inc. (b)	17,010	761,028
Packaging Corp. of America	13,660	961,254

		1,722,282

Diversified Financial Services—0.2%
McGraw Hill Financial, Inc.	10,657	813,129
Moody’s Corp.	7,553	599,104
NASDAQ OMX Group, Inc. (The)	25,861	955,305

		2,367,538

Diversified Telecommunication Services—2.1%
AT&T, Inc. (a)	81,940	2,873,636
Bezeq The Israeli Telecommunication Corp., Ltd.	266,360	474,316
CenturyLink, Inc. (a)	65,824	2,161,660
Frontier Communications Corp. (a)	624,710	3,560,847
TDC A/S	172,385	1,593,266
Telecom Italia S.p.A. - Risparmio Shares	965,723	904,559
Telefonica Brasil S.A. (ADR) (a)	44,720	949,853
Verizon Communications, Inc.	170,207	8,096,747
Windstream Holdings, Inc. (a)	65,400	538,896

		21,153,780

Electric Utilities—0.8%
American Electric Power Co., Inc.	50,260	2,546,171
Duke Energy Corp.	21,753	1,549,249
Edison International	11,910	674,225
PPL Corp.	93,942	3,113,238

		7,882,883

Electrical Equipment—0.3%
Eaton Corp. plc	46,507	3,493,606

Electronic Equipment, Instruments & Components—0.1%
Hoya Corp.	34,300	1,072,393

MSF-123

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.4%
Ensco plc - Class A (a)	39,350	$2,076,893
Noble Corp. plc	31,494	1,031,114
Schlumberger, Ltd.	10,837	1,056,607

		4,164,614

Food & Staples Retailing—1.5%
CVS Caremark Corp.	133,693	10,008,258
Kroger Co. (The)	100,200	4,373,730
Walgreen Co.	15,593	1,029,606

		15,411,594

Food Products—2.0%
Danone S.A. (a)	39,371	2,784,835
General Mills, Inc.	123,250	6,386,815
Ingredion, Inc. (a)	12,000	816,960
Kellogg Co.	9,573	600,323
Kraft Foods Group, Inc.	6,313	354,159
Marine Harvest ASA	48,920	554,356
Mondelez International, Inc. - Class A	34,094	1,177,948
Nestle S.A.	86,305	6,502,983
Tyson Foods, Inc. - Class A	37,430	1,647,294

		20,825,673

Health Care Equipment & Supplies—1.5%
Abbott Laboratories	127,809	4,921,924
Covidien plc	56,951	4,195,011
Medtronic, Inc.	38,850	2,390,829
St. Jude Medical, Inc.	54,764	3,581,018

		15,088,782

Health Care Providers & Services—0.8%
AmerisourceBergen Corp.	16,123	1,057,507
Cardinal Health, Inc.	47,700	3,338,046
Express Scripts Holding Co. (b)	46,580	3,497,692
Quest Diagnostics, Inc. (a)	12,717	736,569

		8,629,814

Hotels, Restaurants & Leisure—0.5%
Hilton Worldwide Holdings, Inc. (b)	15,410	342,718
McDonald’s Corp.	32,486	3,184,603
Wynn Resorts, Ltd. (a)	7,604	1,689,229

		5,216,550

Household Products—0.7%
Procter & Gamble Co. (The)	68,562	5,526,097
Reckitt Benckiser Group plc	14,227	1,159,470

		6,685,567

Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc.	30,744	977,659

Industrial Conglomerates—1.7%
3M Co.	56,396	7,650,681
Danaher Corp.	100,357	7,526,775

Industrial Conglomerates—(Continued)
Siemens AG	13,053	1,756,646

		16,934,102

Insurance—3.6%
ACE, Ltd.	56,771	5,623,735
American International Group, Inc.	16,150	807,661
Aon plc	41,463	3,494,502
Chubb Corp. (The)	26,410	2,358,413
Delta Lloyd NV	92,340	2,562,812
Everest Re Group, Ltd.	9,981	1,527,592
Prudential Financial, Inc.	79,547	6,733,654
Travelers Cos., Inc. (The)	111,690	9,504,819
Validus Holdings, Ltd.	68,150	2,569,936
Zurich Insurance Group AG (b)	7,027	2,159,407

		37,342,531

Internet Software & Services—0.6%
Facebook, Inc. - Class A (b)	56,150	3,382,476
Google, Inc. - Class A (b)	2,661	2,965,711

		6,348,187

IT Services—1.6%
Accenture plc - Class A	62,693	4,997,886
Fidelity National Information Services, Inc.	10,657	569,617
Fiserv, Inc. (b)	19,194	1,088,108
International Business Machines Corp.	31,804	6,121,952
Visa, Inc. - Class A Shares	12,258	2,646,012
Western Union Co. (The) (a)	33,790	552,804

		15,976,379

Leisure Products—0.2%
Hasbro, Inc. (a)	34,568	1,922,672
Mattel, Inc.	10,740	430,781

		2,353,453

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc.	46,350	5,573,124

Machinery—1.0%
Cummins, Inc.	23,494	3,500,371
Illinois Tool Works, Inc.	30,273	2,462,103
Pentair, Ltd.	24,472	1,941,609
Stanley Black & Decker, Inc.	27,410	2,226,788

		10,130,871

Media—3.0%
Comcast Corp. - Special Class A (a)	178,730	8,714,875
Omnicom Group, Inc.	49,251	3,575,623
Regal Entertainment Group - Class A (a)	30,220	564,510
Time Warner Cable, Inc.	42,580	5,841,124
Time Warner, Inc.	44,183	2,886,475
Twenty-First Century Fox, Inc. - Class A (a)	37,213	1,189,700
Viacom, Inc. - Class B	19,947	1,695,295
Walt Disney Co. (The)	80,701	6,461,729

		30,929,331

MSF-124

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.3%
Rio Tinto plc	18,890	$1,053,488
Vale S.A. (ADR) (a)	129,870	1,796,102

		2,849,590

Multi-Utilities—0.8%
E.ON SE	103,194	2,017,148
GDF Suez	91,548	2,508,599
PG&E Corp. (a)	41,550	1,794,960
Public Service Enterprise Group, Inc.	40,090	1,529,033

		7,849,740

Multiline Retail—1.1%
Kohl’s Corp. (a)	38,090	2,163,512
Macy’s, Inc.	58,730	3,482,102
Target Corp.	87,320	5,283,733

		10,929,347

Oil, Gas & Consumable Fuels—5.0%
Anadarko Petroleum Corp.	29,034	2,460,922
Apache Corp.	37,014	3,070,311
Canadian Natural Resources, Ltd.	27,087	1,039,328
Chevron Corp.	67,410	8,015,723
EOG Resources, Inc.	4,204	824,699
EQT Corp.	16,873	1,636,175
Exxon Mobil Corp.	149,664	14,619,180
Marathon Petroleum Corp.	22,570	1,964,493
Noble Energy, Inc.	46,462	3,300,661
Occidental Petroleum Corp.	47,944	4,568,584
Petroleo Brasileiro S.A. (ADR)	97,620	1,353,989
Royal Dutch Shell plc - A Shares	82,538	3,017,033
Valero Energy Corp.	67,320	3,574,692
Williams Cos., Inc. (The)	50,380	2,044,420

		51,490,210

Pharmaceuticals—4.9%
Actavis plc (b)	7,680	1,580,928
Bayer AG	9,876	1,335,597
Bristol-Myers Squibb Co.	82,060	4,263,017
Eli Lilly & Co.	54,610	3,214,345
GlaxoSmithKline plc	64,505	1,718,390
Johnson & Johnson	148,178	14,555,525
Merck & Co., Inc.	85,633	4,861,385
Novartis AG	7,480	635,317
Pfizer, Inc.	514,153	16,514,594
Roche Holding AG	2,147	645,359
Valeant Pharmaceuticals International, Inc. (b)	8,750	1,153,513
Zoetis, Inc.	4,324	125,137

		50,603,107

Real Estate Investment Trusts—0.6%
American Capital Agency Corp.	17,470	375,430
Annaly Capital Management, Inc. (a)	110,020	1,206,919
Corio NV	22,474	1,027,818
Digital Realty Trust, Inc. (a)	43,320	2,299,426

Real Estate Investment Trusts—(Continued)
EPR Properties (a)	15,550	830,215

		5,739,808

Road & Rail—0.2%
Canadian National Railway Co.	22,256	1,251,232
Union Pacific Corp.	5,566	1,044,516

		2,295,748

Semiconductors & Semiconductor Equipment—0.9%
Intel Corp.	90,180	2,327,546
Microchip Technology, Inc. (a)	106,550	5,088,828
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	71,910	1,439,638

		8,856,012

Software—1.2%
CA, Inc.	42,260	1,308,792
Microsoft Corp.	73,470	3,011,535
Oracle Corp.	130,937	5,356,633
Symantec Corp.	113,250	2,261,603

		11,938,563

Specialty Retail—0.3%
Advance Auto Parts, Inc.	9,360	1,184,040
Bed Bath & Beyond, Inc. (b)	7,890	542,832
Staples, Inc. (a)	134,294	1,522,894

		3,249,766

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.	2,475	1,328,432
EMC Corp.	38,600	1,058,026
Hewlett-Packard Co. (a)	240,323	7,776,852
Western Digital Corp.	12,150	1,115,613

		11,278,923

Textiles, Apparel & Luxury Goods—0.1%
Hanesbrands, Inc.	15,550	1,189,264

Tobacco—2.9%
Altria Group, Inc.	99,156	3,711,409
Imperial Tobacco Group plc	9,977	403,472
Japan Tobacco, Inc.	49,400	1,549,001
Lorillard, Inc.	152,470	8,245,578
Philip Morris International, Inc.	190,265	15,576,995

		29,486,455

Wireless Telecommunication Services—0.1%
Vodafone Group plc	355,529	1,308,900

Total Common Stocks (Cost $433,586,803)		605,891,615

MSF-125

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—24.6%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—12.0%
Fannie Mae 15 Yr. Pool 2.500%, 02/01/28	456,854	$457,043
2.500%, 05/01/28	276,786	276,900
3.000%, 03/01/27	196,345	201,887
3.000%, 04/01/27	600,610	617,569
3.000%, TBA (c)	4,000,000	4,097,500
4.500%, 04/01/18	40,215	42,607
4.500%, 06/01/18	105,970	112,273
4.500%, 07/01/18	92,086	97,573
4.500%, 03/01/19	138,551	146,817
4.500%, 06/01/19	92,267	97,793
4.500%, 04/01/20	89,080	94,532
4.500%, 07/01/20	46,514	49,310
5.000%, 11/01/17	89,743	95,434
5.000%, 02/01/18	257,815	274,221
5.000%, 07/01/19	193,801	207,370
5.000%, 07/01/20	146,105	157,123
5.000%, 12/01/20	219,946	236,494
5.500%, 11/01/17	143,337	152,644
5.500%, 12/01/17	20,419	21,731
5.500%, 01/01/18	118,145	125,833
5.500%, 02/01/18	84,567	90,060
5.500%, 06/01/19	197,976	212,658
5.500%, 07/01/19	164,811	176,454
5.500%, 08/01/19	48,079	51,643
5.500%, 09/01/19	164,732	176,962
5.500%, 01/01/21	73,409	79,768
5.500%, 03/01/21	24,814	26,994
6.000%, 07/01/16	31,461	32,432
6.000%, 01/01/17	22,249	23,124
6.000%, 02/01/17	60,115	63,197
6.000%, 08/01/17	9,575	10,063
6.000%, 09/01/17	84,561	88,459
6.000%, 03/01/18	9,645	10,206
6.000%, 11/01/18	54,670	57,854
6.000%, 01/01/21	89,293	95,921
6.000%, 05/01/21	31,915	34,140
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	43,554	48,825
Fannie Mae 30 Yr. Pool 3.500%, 11/01/41	134,493	135,474
3.500%, 01/01/42	1,137,835	1,146,323
3.500%, 04/01/43	1,304,567	1,313,506
3.500%, 05/01/43	2,644,160	2,662,047
3.500%, 06/01/43	837,470	843,135
3.500%, 07/01/43	2,100,862	2,115,075
3.500%, 09/01/43	3,254,171	3,276,186
4.000%, 02/01/41	265,551	276,016
4.000%, TBA (c)	11,440,000	11,849,337
4.500%, 08/01/33	393,544	421,115
4.500%, 03/01/34	1,215,234	1,300,190
4.500%, 08/01/40	99,794	106,956
4.500%, 02/01/41	552,751	592,588
4.500%, 04/01/41	584,192	626,523
4.500%, TBA (c)	4,439,000	4,719,212
5.000%, 11/01/33	224,314	245,680

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 03/01/34	188,381	206,336
5.000%, 05/01/34	82,010	89,673
5.000%, 08/01/34	82,269	89,870
5.000%, 09/01/34	301,857	329,706
5.000%, 06/01/35	217,940	237,366
5.000%, 07/01/35	654,296	713,838
5.000%, 08/01/35	209,096	228,036
5.000%, 09/01/35	143,323	156,371
5.000%, 10/01/35	606,003	661,187
5.000%, 07/01/39	700,301	768,740
5.000%, 10/01/39	433,240	475,371
5.000%, 11/01/39	157,178	172,657
5.000%, 11/01/40	211,729	231,665
5.000%, 01/01/41	93,147	102,070
5.000%, 03/01/41	130,897	143,567
5.500%, 02/01/33	114,925	127,669
5.500%, 05/01/33	17,160	19,061
5.500%, 06/01/33	363,678	405,387
5.500%, 11/01/33	228,772	254,318
5.500%, 12/01/33	48,091	53,482
5.500%, 01/01/34	179,153	199,044
5.500%, 02/01/34	348,245	386,730
5.500%, 03/01/34	88,944	100,077
5.500%, 04/01/34	103,370	114,860
5.500%, 05/01/34	649,415	724,119
5.500%, 06/01/34	737,605	820,382
5.500%, 07/01/34	288,522	320,683
5.500%, 09/01/34	930,748	1,032,362
5.500%, 10/01/34	1,197,726	1,329,206
5.500%, 11/01/34	1,306,722	1,445,092
5.500%, 12/01/34	702,045	779,630
5.500%, 01/01/35	643,948	715,129
5.500%, 02/01/35	62,049	69,016
5.500%, 04/01/35	116,158	128,877
5.500%, 07/01/35	86,296	95,847
5.500%, 08/01/35	46,611	51,791
5.500%, 09/01/35	380,601	422,891
6.000%, 02/01/32	234,356	263,683
6.000%, 03/01/34	43,260	48,865
6.000%, 04/01/34	414,837	465,828
6.000%, 06/01/34	498,625	556,367
6.000%, 07/01/34	482,763	542,835
6.000%, 08/01/34	818,559	916,164
6.000%, 10/01/34	406,415	456,410
6.000%, 11/01/34	53,787	60,459
6.000%, 12/01/34	39,633	44,425
6.000%, 08/01/35	93,935	105,247
6.000%, 09/01/35	140,848	158,140
6.000%, 10/01/35	220,639	248,598
6.000%, 11/01/35	41,798	46,704
6.000%, 12/01/35	244,934	274,901
6.000%, 02/01/36	242,945	272,764
6.000%, 04/01/36	283,737	318,702
6.000%, 06/01/36	104,526	117,026
6.000%, 07/01/37	275,177	307,386

MSF-126

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.500%, 06/01/31	77,059	$86,755
6.500%, 07/01/31	23,038	25,867
6.500%, 08/01/31	16,001	17,977
6.500%, 09/01/31	69,747	78,242
6.500%, 02/01/32	44,399	49,807
6.500%, 07/01/32	44,668	52,209
6.500%, 08/01/32	181,570	204,300
6.500%, 01/01/33	77,309	87,973
6.500%, 04/01/34	114,398	128,448
6.500%, 06/01/34	36,989	41,551
6.500%, 08/01/34	93,204	104,721
6.500%, 04/01/36	27,247	30,624
6.500%, 05/01/36	146,368	166,866
6.500%, 02/01/37	266,641	299,115
6.500%, 05/01/37	151,812	170,347
6.500%, 07/01/37	154,318	173,130
7.500%, 10/01/29	16,542	18,041
7.500%, 02/01/30	15,340	18,291
7.500%, 11/01/31	83,105	98,084
7.500%, 02/01/32	19,540	23,413
Fannie Mae Pool 2.410%, 05/01/23	98,609	94,103
2.550%, 05/01/23	158,697	153,041
3.800%, 02/01/18	138,722	147,543
3.849%, 07/01/18	193,017	207,915
3.910%, 02/01/18	201,178	216,406
4.600%, 09/01/19	133,468	146,799
4.718%, 08/01/14	165,503	165,981
4.880%, 03/01/20	268,002	290,503
4.940%, 08/01/15	50,000	51,723
5.000%, 12/01/18	341,522	363,271
5.000%, 08/01/20	63,963	68,788
5.370%, 05/01/18	624,109	702,760
5.463%, 11/01/15	377,840	397,072
5.500%, 07/01/33	366,272	407,298
5.500%, 01/01/34	84,344	93,739
5.663%, 02/01/16	207,738	221,615
5.732%, 07/01/16	239,557	261,441
6.000%, 07/01/17	88,008	92,430
6.500%, 07/01/32	142,829	161,286
Fannie Mae-ACES 2.578%, 09/25/18	500,000	515,465
Freddie Mac 15 Yr. Gold Pool 4.500%, 05/01/18	41,125	43,481
4.500%, 08/01/18	90,940	96,154
4.500%, 11/01/18	104,115	110,071
4.500%, 01/01/19	202,029	213,666
4.500%, 08/01/19	10,641	11,257
4.500%, 02/01/20	75,110	79,612
4.500%, 08/01/24	627,683	671,958
5.000%, 12/01/17	2,903	3,078
5.000%, 05/01/18	38,372	40,685
5.000%, 09/01/18	108,401	114,971
5.500%, 01/01/19	36,499	38,854
5.500%, 04/01/19	16,352	17,406

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 5.500%, 06/01/19	13,454	14,325
5.500%, 07/01/19	18,548	19,746
5.500%, 08/01/19	13,221	14,075
5.500%, 02/01/20	9,871	10,620
6.000%, 04/01/16	3,523	3,631
6.000%, 04/01/17	21,735	22,834
6.000%, 07/01/17	15,348	15,938
6.000%, 10/01/17	18,394	19,133
6.000%, 08/01/19	119,593	127,609
6.000%, 09/01/19	17,354	18,396
6.000%, 11/01/19	51,801	54,875
6.000%, 05/01/21	50,865	54,647
6.000%, 10/01/21	77,330	83,155
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	100,657	111,434
5.500%, 06/01/25	191,170	211,997
5.500%, 07/01/25	100,078	111,060
5.500%, 08/01/25	143,927	159,657
6.000%, 02/01/23	156,148	173,384
6.000%, 12/01/25	67,317	74,755
6.000%, 02/01/26	54,357	60,319
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	1,912,663	1,846,565
3.000%, 04/01/43	1,937,351	1,871,313
3.000%, 05/01/43	1,727,716	1,668,874
3.500%, 02/01/42	959,028	964,964
3.500%, 04/01/42	557,970	562,272
3.500%, 12/01/42	1,551,798	1,561,902
3.500%, 04/01/43	409,676	412,348
3.500%, 07/01/43	586,370	589,760
3.500%, 08/01/43	964,119	969,695
4.000%, 11/01/40	1,495,803	1,552,405
4.000%, 01/01/41	2,058,057	2,136,055
4.000%, 11/01/43	1,685,472	1,749,251
4.000%, TBA (c)	2,733,000	2,825,345
4.500%, 04/01/35	68,272	73,069
4.500%, 07/01/39	607,085	647,417
4.500%, 09/01/39	303,767	323,917
4.500%, 10/01/39	183,282	195,451
5.000%, 09/01/33	463,276	505,239
5.000%, 03/01/34	106,654	117,450
5.000%, 04/01/34	80,583	87,863
5.000%, 08/01/35	120,540	131,101
5.000%, 10/01/35	225,620	247,123
5.000%, 11/01/35	218,774	237,814
5.000%, 12/01/36	141,045	153,426
5.000%, 07/01/39	1,060,825	1,152,138
5.500%, 12/01/33	471,617	526,001
5.500%, 01/01/34	325,637	360,787
5.500%, 04/01/34	97,513	108,751
5.500%, 11/01/34	79,367	87,909
5.500%, 12/01/34	121,480	134,603
5.500%, 05/01/35	45,980	50,948
5.500%, 09/01/35	103,888	114,951
5.500%, 10/01/35	138,332	153,130

MSF-127

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.000%, 04/01/34	137,649	$154,925
6.000%, 07/01/34	63,507	71,330
6.000%, 08/01/34	546,120	614,239
6.000%, 09/01/34	7,570	8,412
6.000%, 07/01/35	98,060	110,207
6.000%, 08/01/35	104,375	117,308
6.000%, 11/01/35	235,668	264,524
6.000%, 03/01/36	122,368	137,207
6.000%, 10/01/36	126,148	142,056
6.000%, 03/01/37	16,439	18,227
6.000%, 05/01/37	133,543	148,068
6.000%, 06/01/37	180,535	201,776
6.500%, 05/01/34	36,870	41,387
6.500%, 06/01/34	90,131	101,164
6.500%, 08/01/34	241,255	270,732
6.500%, 10/01/34	165,130	187,238
6.500%, 11/01/34	48,061	53,936
6.500%, 05/01/37	129,902	146,810
6.500%, 07/01/37	215,957	243,608
Freddie Mac Multifamily Structured Pass-Through Certificates 1.426%, 08/25/17	250,000	251,242
1.869%, 11/25/19	363,000	354,584
2.303%, 09/25/18	176,087	179,137
2.412%, 08/25/18	458,000	468,969
2.682%, 10/25/22	620,000	602,720
3.034%, 10/25/20 (d)	319,000	328,643
3.154%, 02/25/18	118,000	124,462
3.320%, 02/25/23 (d)	186,000	188,566
3.458%, 08/25/23 (d)	835,000	851,188
3.808%, 08/25/20	1,030,000	1,102,149
3.882%, 11/25/17 (d)	332,556	356,380
5.085%, 03/25/19	1,226,000	1,382,418
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/43	721,587	710,898
3.500%, 12/15/41	444,147	454,941
3.500%, 02/15/42	290,742	297,179
4.500%, 09/15/33	165,372	179,713
4.500%, 11/15/39	705,288	761,344
4.500%, 03/15/40	583,219	633,151
4.500%, 04/15/40	866,162	939,005
4.500%, 06/15/40	342,052	371,605
5.000%, 03/15/34	61,848	68,191
5.000%, 06/15/34	107,858	118,919
5.000%, 12/15/34	61,752	68,027
5.000%, 06/15/35	20,547	22,469
5.500%, 11/15/32	230,572	255,426
5.500%, 08/15/33	455,992	510,267
5.500%, 12/15/33	280,704	317,382
5.500%, 09/15/34	200,501	224,283
5.500%, 10/15/35	48,804	54,616
6.000%, 12/15/28	60,859	69,412
6.000%, 12/15/31	76,948	88,596
6.000%, 03/15/32	3,954	4,431
6.000%, 10/15/32	241,319	277,773

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 01/15/33	84,294	94,485
6.000%, 02/15/33	2,764	3,095
6.000%, 04/15/33	295,395	340,073
6.000%, 08/15/33	1,669	1,869
6.000%, 07/15/34	196,010	225,146
6.000%, 09/15/34	71,084	79,608
6.000%, 01/15/38	268,344	303,548
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/43	1,515,454	1,494,126
3.000%, 07/20/43	681,147	671,560
3.500%, 06/20/43	2,143,924	2,191,019
3.500%, 07/20/43	2,375,597	2,427,878
4.000%, 01/20/41	2,075,012	2,184,579
4.000%, 02/20/41	511,965	538,972
4.000%, 04/20/41	385,506	405,826
4.000%, 02/20/42	572,538	602,441
4.500%, 07/20/33	32,901	35,788
4.500%, 09/20/33	22,552	24,531
4.500%, 12/20/34	18,559	20,186
4.500%, 03/20/35	107,182	116,583
4.500%, 01/20/41	568,580	614,619
4.500%, TBA (c)	1,061,000	1,140,741
5.000%, 07/20/33	75,701	83,255
6.000%, 01/20/35	77,852	89,605
6.000%, 02/20/35	39,491	45,980
6.000%, 04/20/35	60,235	67,732

		122,889,432

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	577,304

U.S. Treasury—12.5%
U.S. Treasury Bonds 4.500%, 02/15/36	293,000	343,909
4.500%, 08/15/39	20,492,000	24,103,715
5.000%, 05/15/37	232,000	291,378
5.250%, 02/15/29	16,000	20,018
5.375%, 02/15/31	887,000	1,134,667
6.250%, 08/15/23 (a)	80,000	104,425
8.500%, 02/15/20 (a)	1,104,000	1,506,702
U.S. Treasury Notes 0.375%, 02/15/16 (a)	15,736,100	15,735,486
0.875%, 12/31/16 (a)	16,276,000	16,314,151
2.125%, 05/31/15 (a)	28,228,000	28,869,735
2.625%, 02/29/16 (a)	800,000	834,000
2.750%, 02/15/19 (a)	2,524,100	2,649,714
3.125%, 05/15/19	6,086,000	6,491,577
3.125%, 05/15/21 (a)	16,470,000	17,347,538
3.500%, 05/15/20	7,140,000	7,735,183
3.750%, 11/15/18 (a)	2,067,000	2,265,949
4.125%, 05/15/15	125,000	130,532
4.750%, 08/15/17 (a)	2,444,000	2,740,335

		128,619,014

Total U.S. Treasury & Government Agencies (Cost $249,351,104)		252,085,750

MSF-128

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—11.8%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
BAE Systems Holdings, Inc. 5.200%, 08/15/15 (144A)	756,000	$798,131
United Technologies Corp. 3.100%, 06/01/22	420,000	419,256

		1,217,387

Agriculture—0.2%
Altria Group, Inc. 2.850%, 08/09/22	1,020,000	957,170
BAT International Finance plc 3.250%, 06/07/22 (144A)	1,026,000	1,006,831

		1,964,001

Auto Manufacturers—0.2%
Toyota Motor Credit Corp. 3.200%, 06/17/15	630,000	650,184
3.400%, 09/15/21	880,000	905,447
Volkswagen International Finance NV 2.375%, 03/22/17 (144A)	857,000	881,596

		2,437,227

Banks—3.4%
Achmea Hypotheekbank NV 3.200%, 11/03/14 (144A)	541,000	550,197
Banco Bradesco S.A. 6.750%, 09/29/19 (144A)	613,000	691,157
Banco de Credito del Peru 5.375%, 09/16/20	835,000	884,056
Bank of America Corp. 4.100%, 07/24/23	1,270,000	1,288,181
4.125%, 01/22/24	1,973,000	1,995,234
5.490%, 03/15/19	196,000	217,706
7.375%, 05/15/14	510,000	514,104
7.625%, 06/01/19	710,000	873,848
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	890,000	921,194
Bank One Corp. 8.000%, 04/29/27	100,000	130,864
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A) (a)	810,000	886,950
BNP Paribas S.A. 7.195%, 06/25/37 (144A) (a) (d)	500,000	533,750
BPCE S.A. 12.500%, 09/30/19 (144A) (a) (d)	922,000	1,189,380
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,484,293
Citigroup, Inc. 2.500%, 09/26/18 (a)	580,000	583,149
5.000%, 09/15/14	1,105,000	1,126,398
Commonwealth Bank of Australia 5.000%, 10/15/19 (144A)	710,000	791,643
Credit Suisse 5.500%, 05/01/14	950,000	953,883

Banks—(Continued)
Credit Suisse AG 6.500%, 08/08/23 (144A)	830,000	910,925
Discover Bank 4.200%, 08/08/23	510,000	522,897
Goldman Sachs Group, Inc. (The) 5.625%, 01/15/17	1,351,000	1,491,454
HSBC Holdings plc 5.100%, 04/05/21	679,000	759,193
5.250%, 03/14/44	233,000	235,599
ING Bank NV 3.750%, 03/07/17 (144A)	829,000	881,273
5.800%, 09/25/23 (144A)	1,076,000	1,147,497
JPMorgan Chase & Co. 3.200%, 01/25/23	1,272,000	1,233,420
3.250%, 09/23/22	262,000	258,094
6.300%, 04/23/19	1,210,000	1,422,575
KFW 4.875%, 06/17/19	1,290,000	1,472,961
Morgan Stanley 6.625%, 04/01/18	2,030,000	2,366,495
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,195,610
Royal Bank of Scotland Group plc 2.550%, 09/18/15	247,000	252,239
Santander U.S. Debt S.A. 3.781%, 10/07/15 (144A)	500,000	517,128
SunTrust Banks, Inc. 2.350%, 11/01/18	448,000	448,160
Svenska Handelsbanken AB 4.875%, 06/10/14 (144A)	970,000	978,229
Swedbank AB 2.125%, 09/29/17 (144A)	231,000	233,458
US Bancorp 3.700%, 01/30/24	785,000	795,617
Wachovia Corp. 5.250%, 08/01/14	924,000	938,666
Wells Fargo & Co. 2.100%, 05/08/17	990,000	1,013,692

		34,691,169

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,533,307
Diageo Capital plc 2.625%, 04/29/23	1,020,000	950,791

		2,484,098

Biotechnology—0.0%
Gilead Sciences, Inc. 3.700%, 04/01/24	312,000	312,131

Commercial Services—0.1%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,402,293

MSF-129

Metropolitan Series Fund
MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.0%
Apple, Inc. 3.850%, 05/04/43	370,000	$328,116

Diversified Financial Services—0.3%
American Express Co. 5.500%, 09/12/16	960,000	1,062,953
General Electric Capital Corp. 2.300%, 01/14/19	940,000	948,430
3.100%, 01/09/23 (a)	481,000	470,683
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (d)	491,000	526,597

		3,008,663

Electric—0.7%
MidAmerican Energy Holdings Co. 3.750%, 11/15/23 (144A)	440,000	437,722
Midamerican Funding, LLC 6.927%, 03/01/29	699,000	870,119
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	795,000	988,032
Pacific Gas & Electric Co. 4.600%, 06/15/43	880,000	881,910
PPL Capital Funding, Inc. 3.400%, 06/01/23 (a)	880,000	851,334
5.000%, 03/15/44	296,000	299,862
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,063,858
PSEG Power LLC 5.320%, 09/15/16	989,000	1,089,353
W3A Funding Corp. 8.090%, 01/02/17	303,615	303,142

		6,785,332

Engineering & Construction—0.0%
ABB Finance USA, Inc. 2.875%, 05/08/22	309,000	300,494

Food—0.2%
ConAgra Foods, Inc. 3.200%, 01/25/23	516,000	492,819
Kraft Foods Group, Inc. 3.500%, 06/06/22	412,000	414,484
5.000%, 06/04/42	640,000	670,178
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	248,717

		1,826,198

Healthcare-Products—0.3%
Baxter International, Inc. 3.200%, 06/15/23	610,000	595,015
CareFusion Corp. 6.375%, 08/01/19	1,110,000	1,267,209
Hospira, Inc. 6.050%, 03/30/17	979,000	1,083,687

		2,945,911

Healthcare-Services—0.2%
Roche Holdings, Inc. 6.000%, 03/01/19 (144A)	894,000	1,050,325
WellPoint, Inc. 3.300%, 01/15/23	600,000	575,390

		1,625,715

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A)	1,070,000	1,076,875

Insurance—0.7%
ACE INA Holdings, Inc. 2.700%, 03/13/23	1,000,000	945,324
Allstate Corp. (The) 5.750%, 08/15/53 (d)	318,000	333,900
American International Group, Inc. 4.125%, 02/15/24	750,000	765,880
4.875%, 06/01/22	1,770,000	1,938,189
Chubb Corp. (The) 6.375%, 03/29/67 (d)	1,510,000	1,676,100
Liberty Mutual Group, Inc. 4.250%, 06/15/23 (144A)	578,000	586,581
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	920,000	1,005,717

		7,251,691

Internet—0.1%
Baidu, Inc. 3.500%, 11/28/22 (a)	1,110,000	1,056,836
eBay, Inc. 1.350%, 07/15/17	290,000	289,916

		1,346,752

Investment Company Security—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,648,200

Iron/Steel—0.1%
Vale Overseas, Ltd. 4.625%, 09/15/20	298,000	309,667
6.875%, 11/10/39	233,000	249,094

		558,761

Machinery-Construction & Mining—0.1%
Atlas Copco AB 5.600%, 05/22/17 (144A)	910,000	1,023,897

Media—0.5%
21st Century Fox America, Inc. 8.500%, 02/23/25	722,000	941,093
Comcast Corp. 2.850%, 01/15/23 (a)	990,000	954,451
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.600%, 02/15/21	550,000	580,285

MSF-130

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Discovery Communications LLC 4.875%, 04/01/43	620,000	$603,936
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,708,827

		4,788,592

Mining—0.2%
Corp. Nacional del Cobre de Chile 3.750%, 11/04/20 (144A)	290,000	293,347
Freeport-McMoRan Copper & Gold, Inc. 3.875%, 03/15/23	1,010,000	965,735
Rio Tinto Finance USA plc 3.500%, 03/22/22	900,000	900,341

		2,159,423

Miscellaneous Manufacturing—0.1%
General Electric Co. 2.700%, 10/09/22	800,000	775,365

Multi-National—0.2%
Asian Development Bank 1.125%, 03/15/17	574,000	576,261
2.750%, 05/21/14	970,000	973,434

		1,549,695

Oil & Gas—1.2%
Apache Corp. 3.250%, 04/15/22	421,000	424,636
4.750%, 04/15/43	321,000	322,694
BP Capital Markets plc 4.500%, 10/01/20	306,000	332,874
4.742%, 03/11/21	847,000	939,668
CNOOC Finance 2012, Ltd. 3.875%, 05/02/22 (144A)	1,010,000	992,812
EOG Resources, Inc. 2.625%, 03/15/23	302,000	285,312
Hess Corp. 8. 125%, 02/15/19	300,000	375,585
Husky Energy, Inc. 5.900%, 06/15/14	771,000	779,391
7.250%, 12/15/19	787,000	962,774
Petro-Canada 6.050%, 05/15/18	1,664,000	1,916,086
Petroleos Mexicanos 3.125%, 01/23/19 (144A) (a) (e)	352,000	360,448
8.000%, 05/03/19	759,000	925,980
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832%, 09/30/16 (144A)	434,560	462,806
Statoil ASA 7.750%, 06/15/23	100,000	132,024
Total Capital International S.A. 1.550%, 06/28/17	1,239,000	1,251,184
3.750%, 04/10/24 (a)	910,000	929,383

Oil & Gas—(Continued)
Transocean, Inc. 3.800%, 10/15/22 (a)	505,000	482,784

		11,876,441

Pharmaceuticals—0.4%
AbbVie, Inc. 1.200%, 11/06/15	1,850,000	1,865,788
Express Scripts Holding Co. 2.650%, 02/15/17	1,280,000	1,323,737
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	1,270,000	1,272,111

		4,461,636

Pipelines—0.5%
Energy Transfer Partners L.P. 3.600%, 02/01/23	558,000	533,716
4.900%, 02/01/24	450,000	468,339
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	1,073,827
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24 (a)	691,000	686,867
7.750%, 03/15/32	625,000	788,591
Spectra Energy Capital LLC 8.000%, 10/01/19	1,253,000	1,535,322

		5,086,662

Real Estate—0.1%
WEA Finance, LLC 4.625%, 05/10/21 (144A)	990,000	1,083,288
6.750%, 09/02/19 (144A)	262,000	314,947

		1,398,235

Real Estate Investment Trusts—0.4%
Boston Properties L.P. 5.000%, 06/01/15	200,000	209,615
ERP Operating L.P. 4.625%, 12/15/21	896,000	968,651
5.375%, 08/01/16	260,000	285,788
HCP, Inc. 5.375%, 02/01/21	734,000	821,810
Simon Property Group L.P. 5.875%, 03/01/17	1,328,000	1,487,947

		3,773,811

Retail—0.4%
Gap, Inc. (The) 5.950%, 04/12/21	620,000	698,071
Home Depot, Inc. (The) 3.750%, 02/15/24	600,000	612,926
5.950%, 04/01/41	278,000	337,351
L Brands, Inc. 5.250%, 11/01/14	370,000	377,863

MSF-131

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	$2,064,449

		4,090,660

Telecommunications—0.6%
Crown Castle Towers, LLC 4.883%, 08/15/20 (144A)	370,000	401,187
6.113%, 01/15/20 (144A)	711,000	815,026
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,761,306
Verizon Communications, Inc. 6.400%, 09/15/33	1,271,000	1,508,991
6.550%, 09/15/43	1,700,000	2,068,789

		6,555,299

Transportation—0.0%
Norfolk Southern Corp. 4.837%, 10/01/41	402,000	411,324

Total Corporate Bonds & Notes (Cost $111,968,316)		121,162,054

Mortgage-Backed Securities—2.0%

Collateralized Mortgage Obligations—0.1%
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	955,921
BlackRock Capital Finance L.P. 7.750%, 09/25/26 (144A) (e)	55,576	6,532

		962,453

Commercial Mortgage-Backed Securities—1.9%
Credit Suisse Commercial Mortgage Trust 5.695%, 09/15/40 (d)	1,735,738	1,915,441
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (e)	35,000	39,668
Greenwich Capital Commercial Funding Corp. 5.475%, 03/10/39	3,025,000	3,254,192
GS Mortgage Securities Trust 5.819%, 08/10/45 (d)	3,225,235	3,576,515
JP Morgan Chase Commercial Mortgage Securities Corp. 5.546%, 05/15/41 (d)	81,311	81,216
JP Morgan Chase Commercial Mortgage Securities Trust 5.475%, 04/15/43 (d)	149,485	160,391
5.815%, 06/15/49 (d)	2,207,157	2,440,222
Merrill Lynch / Countrywide Commercial Mortgage Trust 5.745%, 06/12/50 (d)	3,700,015	4,092,820
Morgan Stanley Capital I, Inc. 0.575%, 11/15/30 (144A) (d) (f)	1,772,236	48,150
Spirit Master Funding, LLC 5.050%, 07/20/23 (144A) (e)	790,238	809,282

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 5.724%, 06/15/49 (d)	1,131,867	1,247,658
5.953%, 02/15/51 (d)	1,500,000	1,643,443

		19,308,998

Total Mortgage-Backed Securities (Cost $19,693,269)		20,271,451

Foreign Government—0.4%

Sovereign—0.4%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	2,015,220
Iceland Government International Bond 4.875%, 06/16/16 (144A)	970,000	1,022,137
Mexico Government International Bond 4.750%, 03/08/44	909,000	863,550
Peruvian Government International Bond 7.350%, 07/21/25	103,000	132,484
Societe Financement de l’Economie Francaise 3.375%, 05/05/14 (144A)	730,000	732,041

Total Foreign Government (Cost $4,721,342)		4,765,432

Asset-Backed Securities—0.4%

Asset-Backed-Home Equity—0.2%
Bayview Financial Revolving Asset Trust 1.753%, 12/28/40 (144A) (d) (e)	912,525	603,962
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	411,910	389,590
Home Equity Loan Trust 5.320%, 12/25/35 (d)	951,445	764,230

		1,757,782

Asset-Backed-Other—0.2%
Capital Trust Re CDO, Ltd. 5.160%, 06/25/35 (144A)	44,345	45,492
Race Point IV CLO, Ltd. 0.438%, 08/01/21 (144A) (d)	705,628	698,729
Small Business Administration Participation Certificates 4.350%, 07/01/23	467,918	494,825
4.770%, 04/01/24	29,163	31,018
4.950%, 03/01/25	168,451	180,338
4.990%, 09/01/24	94,340	102,112
5.110%, 08/01/25	263,364	285,214
5.180%, 05/01/24	48,997	53,089
5.520%, 06/01/24	136,902	149,061

		2,039,878

Total Asset-Backed Securities (Cost $4,225,118)		3,797,660

MSF-132

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Preferred Stocks—0.3%

Security Description	Shares/ Principal Amount*	Value

Electric Utilities—0.2%
Cia Energetica de Minas Gerais	277,552	$1,865,433

Metals & Mining—0.1%
Vale S.A.	102,500	1,280,686

Total Preferred Stocks (Cost $3,047,434)		3,146,119

Convertible Preferred Stocks—0.2%

Aerospace & Defense—0.0%
United Technologies Corp. 7.500%, 08/01/15 (a)	5,027	334,647

Electric Utilities—0.2%
PPL Corp. 8.750%, 05/01/14	27,620	1,510,814

Total Convertible Preferred Stocks (Cost $1,793,766)		1,845,461

Municipals—0.1%
New Jersey State Turnpike Authority 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,472,510

Short-Term Investments—12.0%

Mutual Fund—8.9%
State Street Navigator Securities Lending MET Portfolio (g)	90,963,597	90,963,597

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $32,457,000 on 04/01/14, collateralized by $33,700,000 U.S. Treasury Note at 0.625% due 08/31/17 with a value of $33,108,141.	32,457,000	32,457,000

Total Short-Term Investments (Cost $123,420,597)		123,420,597

Total Investments—110.9% (Cost $952,900,482) (h)		1,137,858,649
Other assets and liabilities (net)—(10.9)%		(112,167,983)

Net Assets—100.0%		$1,025,690,666

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $90,376,823 and the collateral received consisted of cash in the amount of $90,963,597 and non-cash collateral with a value of $1,806,439. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $1,819,892, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Interest only security.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	As of March 31, 2014, the aggregate cost of investments was $952,900,482. The aggregate unrealized appreciation and depreciation of investments were $193,799,318 and $(8,841,151), respectively, resulting in net unrealized appreciation of $184,958,167.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $30,606,321, which is 3.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation

MSF-133

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Bayview Financial Revolving Asset Trust	03/01/06	$912,525	$912,525	$603,962
BlackRock Capital Finance L.P.	05/01/06	55,576	53,557	6,532
General Electric Capital Assurance Co.	09/23/03	35,000	35,175	39,668
Petroleos Mexicanos	01/23/14	352,000	352,000	360,448
Spirit Master Funding, LLC	10/04/05	790,238	780,066	809,282

				$1,819,812

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$33,030,773	$—	$—	$33,030,773
Air Freight & Logistics	4,622,044	—	—	4,622,044
Airlines	1,006,312	—	—	1,006,312
Auto Components	11,949,646	—	—	11,949,646
Automobiles	6,318,789	—	—	6,318,789
Banks	52,404,808	4,466,654	—	56,871,462
Beverages	2,917,753	4,660,734	—	7,578,487
Capital Markets	27,906,009	—	—	27,906,009
Chemicals	10,546,014	—	—	10,546,014
Commercial Services & Supplies	3,447,290	—	—	3,447,290
Construction & Engineering	962,841	—	—	962,841
Consumer Finance	2,305,802	—	—	2,305,802
Containers & Packaging	1,722,282	—	—	1,722,282
Diversified Financial Services	2,367,538	—	—	2,367,538
Diversified Telecommunication Services	18,181,639	2,972,141	—	21,153,780
Electric Utilities	7,882,883	—	—	7,882,883
Electrical Equipment	3,493,606	—	—	3,493,606
Electronic Equipment, Instruments & Components	—	1,072,393	—	1,072,393
Energy Equipment & Services	4,164,614	—	—	4,164,614
Food & Staples Retailing	15,411,594	—	—	15,411,594
Food Products	10,983,499	9,842,174	—	20,825,673
Health Care Equipment & Supplies	15,088,782	—	—	15,088,782
Health Care Providers & Services	8,629,814	—	—	8,629,814
Hotels, Restaurants & Leisure	5,216,550	—	—	5,216,550
Household Products	5,526,097	1,159,470	—	6,685,567
Independent Power and Renewable Electricity Producers	977,659	—	—	977,659
Industrial Conglomerates	15,177,456	1,756,646	—	16,934,102
Insurance	32,620,312	4,722,219	—	37,342,531
Internet Software & Services	6,348,187	—	—	6,348,187

MSF-134

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$15,976,379	$—	$—	$15,976,379
Leisure Products	2,353,453	—	—	2,353,453
Life Sciences Tools & Services	5,573,124	—	—	5,573,124
Machinery	10,130,871	—	—	10,130,871
Media	30,929,331	—	—	30,929,331
Metals & Mining	1,796,102	1,053,488	—	2,849,590
Multi-Utilities	3,323,993	4,525,747	—	7,849,740
Multiline Retail	10,929,347	—	—	10,929,347
Oil, Gas & Consumable Fuels	48,473,177	3,017,033	—	51,490,210
Pharmaceuticals	46,268,444	4,334,663	—	50,603,107
Real Estate Investment Trusts	4,711,990	1,027,818	—	5,739,808
Road & Rail	2,295,748	—	—	2,295,748
Semiconductors & Semiconductor Equipment	8,856,012	—	—	8,856,012
Software	11,938,563	—	—	11,938,563
Specialty Retail	3,249,766	—	—	3,249,766
Technology Hardware, Storage & Peripherals	11,278,923	—	—	11,278,923
Textiles, Apparel & Luxury Goods	1,189,264	—	—	1,189,264
Tobacco	27,533,982	1,952,473	—	29,486,455
Wireless Telecommunication Services	—	1,308,900	—	1,308,900
Total Common Stocks	558,019,062	47,872,553	—	605,891,615
Total U.S. Treasury & Government Agencies*	—	252,085,750	—	252,085,750
Total Corporate Bonds & Notes*	—	121,162,054	—	121,162,054
Total Mortgage-Backed Securities*	—	20,271,451	—	20,271,451
Total Foreign Government*	—	4,765,432	—	4,765,432
Total Asset-Backed Securities*	—	3,797,660	—	3,797,660
Preferred Stocks
Electric Utilities	—	1,865,433	—	1,865,433
Metals & Mining	1,280,686	—	—	1,280,686
Total Preferred Stocks	1,280,686	1,865,433	—	3,146,119
Total Convertible Preferred Stocks*	1,845,461	—	—	1,845,461
Total Municipals	—	1,472,510	—	1,472,510
Short-Term Investments
Mutual Fund	90,963,597	—	—	90,963,597
Repurchase Agreement	—	32,457,000	—	32,457,000
Total Short-Term Investments	90,963,597	32,457,000	—	123,420,597
Total Investments	$652,108,806	$485,749,843	$—	$1,137,858,649

Collateral for securities loaned (Liability)	$—	$(90,963,597)	$—	$(90,963,597)

*	See Schedule of Investments for additional detailed categorizations.

MSF-135

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.0%
Honeywell International, Inc.	797,801	$74,004,021
Lockheed Martin Corp.	543,900	88,786,236
Northrop Grumman Corp.	267,899	33,053,379
United Technologies Corp.	691,884	80,839,726

		276,683,362

Air Freight & Logistics—1.5%
United Parcel Service, Inc. - Class B	620,660	60,439,871

Auto Components—1.7%
Delphi Automotive plc	401,720	27,260,719
Johnson Controls, Inc.	837,521	39,631,494

		66,892,213

Automobiles—0.2%
General Motors Co.	220,520	7,590,298

Banks—9.2%
JPMorgan Chase & Co.	2,678,341	162,602,082
PNC Financial Services Group, Inc. (The)	396,318	34,479,666
U.S. Bancorp	850,560	36,455,001
Wells Fargo & Co.	2,547,478	126,711,556

		360,248,305

Beverages—2.3%
Coca-Cola Enterprises, Inc.	284,460	13,585,810
Diageo plc	1,859,759	57,720,969
Dr Pepper Snapple Group, Inc. (a)	360,360	19,625,206

		90,931,985

Capital Markets—6.6%
Bank of New York Mellon Corp. (The)	1,645,741	58,078,200
BlackRock, Inc.	115,825	36,424,646
Franklin Resources, Inc.	954,993	51,741,521
Goldman Sachs Group, Inc. (The)	460,703	75,486,186
State Street Corp.	516,314	35,909,639

		257,640,192

Chemicals—1.4%
PPG Industries, Inc.	268,856	52,012,882
Valspar Corp. (The)	50,180	3,618,981

		55,631,863

Commercial Services & Supplies—1.1%
Tyco International, Ltd.	1,048,954	44,475,650

Containers & Packaging—0.4%
Crown Holdings, Inc. (b)	325,990	14,584,793

Diversified Financial Services—1.2%
McGraw Hill Financial, Inc.	205,650	15,691,095
Moody’s Corp.	144,830	11,487,916
NASDAQ OMX Group, Inc. (The)	495,945	18,320,208

		45,499,219

Diversified Telecommunication Services—2.7%
AT&T, Inc.	974,551	34,177,503
Verizon Communications, Inc.	1,494,155	71,076,944

		105,254,447

Electric Utilities—0.6%
Duke Energy Corp.	183,220	13,048,928
PPL Corp.	316,077	10,474,792

		23,523,720

Electrical Equipment—0.9%
Eaton Corp. plc	470,522	35,345,613

Food & Staples Retailing—1.8%
CVS Caremark Corp.	965,604	72,285,115

Food Products—4.4%
Danone S.A.	436,560	30,879,258
General Mills, Inc.	1,157,066	59,959,160
Kellogg Co.	187,047	11,729,717
Nestle S.A.	926,571	69,816,066

		172,384,201

Health Care Equipment & Supplies—3.7%
Abbott Laboratories	1,138,396	43,839,630
Covidien plc	321,690	23,695,685
Medtronic, Inc.	764,570	47,051,638
St. Jude Medical, Inc.	440,282	28,790,040

		143,376,993

Health Care Providers & Services—1.4%
Express Scripts Holding Co. (b)	523,100	39,279,579
Quest Diagnostics, Inc. (a)	252,100	14,601,632

		53,881,211

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp.	426,534	41,813,128

Household Products—0.5%
Procter & Gamble Co. (The)	246,132	19,838,239

Industrial Conglomerates—3.2%
3M Co.	576,115	78,155,761
Danaher Corp.	639,192	47,939,400

		126,095,161

Insurance—7.0%
ACE, Ltd.	415,743	41,183,502
Aon plc	437,589	36,880,001
Chubb Corp. (The)	516,014	46,080,050
Prudential Financial, Inc.	812,352	68,765,597
Travelers Cos., Inc. (The)	958,485	81,567,073

		274,476,223

MSF-136

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—5.0%
Accenture plc - Class A	986,369	$78,633,337
Fidelity National Information Services, Inc.	206,720	11,049,184
Fiserv, Inc. (b)	374,830	21,249,113
International Business Machines Corp.	390,716	75,208,923
Western Union Co. (The) (a)	657,096	10,750,090

		196,890,647

Leisure Products—0.7%
Hasbro, Inc. (a)	347,451	19,325,225
Mattel, Inc.	205,990	8,262,259

		27,587,484

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc.	314,978	37,872,955

Machinery—1.5%
Illinois Tool Works, Inc.	205,184	16,687,615
Pentair, Ltd.	200,348	15,895,610
Stanley Black & Decker, Inc.	345,581	28,075,000

		60,658,225

Media—4.7%
Comcast Corp. - Special Class A	785,060	38,279,526
Omnicom Group, Inc.	639,727	46,444,180
Time Warner, Inc.	177,150	11,573,209
Viacom, Inc. - Class B	382,680	32,523,973
Walt Disney Co. (The)	672,070	53,812,645

		182,633,533

Multi-Utilities—0.2%
Public Service Enterprise Group, Inc. (a)	185,541	7,076,534

Multiline Retail—1.7%
Kohl’s Corp. (a)	181,830	10,327,944
Target Corp.	906,750	54,867,443

		65,195,387

Oil, Gas & Consumable Fuels—6.0%
Apache Corp.	218,759	18,146,059
Chevron Corp.	504,194	59,953,708
EOG Resources, Inc.	80,804	15,851,321
Exxon Mobil Corp.	914,313	89,310,094
Occidental Petroleum Corp.	565,962	53,930,519

		237,191,701

Pharmaceuticals—8.4%
Johnson & Johnson	1,419,761	139,463,123
Merck & Co., Inc.	715,537	40,621,035

Pharmaceuticals—(Continued)
Novartis AG	143,570	12,194,177
Pfizer, Inc.	3,865,421	124,157,323
Roche Holding AG	41,187	12,380,257
Zoetis, Inc.	34,300	992,642

		329,808,557

Real Estate Management & Development—0.1%
Canary Wharf Group plc (b) (c)	767,618	5,652,451

Road & Rail—0.6%
Canadian National Railway Co.	427,220	24,018,308

Semiconductors & Semiconductor Equipment—0.6%
Intel Corp.	979,907	25,291,400

Software—1.5%
Oracle Corp.	1,395,646	57,095,878

Specialty Retail—1.2%
Advance Auto Parts, Inc.	180,002	22,770,253
Bed Bath & Beyond, Inc. (b)	148,850	10,240,880
Staples, Inc. (a)	1,286,900	14,593,446

		47,604,579

Tobacco—5.5%
Altria Group, Inc.	473,846	17,736,056
Imperial Tobacco Group plc	192,558	7,787,086
Lorillard, Inc. (a)	912,410	49,343,133
Philip Morris International, Inc.	1,719,697	140,791,593

		215,657,868

Wireless Telecommunication Services—0.6%
Vodafone Group plc	6,824,651	25,125,335

Total Common Stocks (Cost $2,751,705,334)		3,894,252,644

Convertible Preferred Stock—0.1%

Aerospace & Defense—0.1%
United Technologies Corp. (a) (Cost $3,212,070)	61,790	4,113,361

Short-Term Investments—3.0%

Mutual Fund—2.3%
State Street Navigator Securities Lending MET Portfolio (d)	90,029,231	90,029,231

MSF-137

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $27,179,000 on 04/01/14, collateralized by $28,220,000 U.S. Treasury Note at 0.650% due 08/31/17 with a value of $27,724,384.	27,179,000	$27,179,000

Total Short-Term Investments (Cost $117,208,231)		117,208,231

Total Investments—102.3% (Cost $2,872,125,635) (e)		4,015,574,236
Other assets and liabilities (net)—(2.3)%		(90,152,318)

Net Assets—100.0%		$3,925,421,918

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $94,712,215 and the collateral received consisted of cash in the amount of $90,029,231 and non-cash collateral with a value of $6,413,832. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.1% of net assets.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 31, 2014, the aggregate cost of investments was $2,872,125,635. The aggregate unrealized appreciation and depreciation of investments were $1,156,364,154 and $(12,915,553), respectively, resulting in net unrealized appreciation of $1,143,448,601.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$276,683,362	$—	$—	$276,683,362
Air Freight & Logistics	60,439,871	—	—	60,439,871
Auto Components	66,892,213	—	—	66,892,213
Automobiles	7,590,298	—	—	7,590,298
Banks	360,248,305	—	—	360,248,305
Beverages	33,211,016	57,720,969	—	90,931,985
Capital Markets	257,640,192	—	—	257,640,192
Chemicals	55,631,863	—	—	55,631,863
Commercial Services & Supplies	44,475,650	—	—	44,475,650
Containers & Packaging	14,584,793	—	—	14,584,793
Diversified Financial Services	45,499,219	—	—	45,499,219
Diversified Telecommunication Services	105,254,447	—	—	105,254,447
Electric Utilities	23,523,720	—	—	23,523,720

MSF-138

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electrical Equipment	$35,345,613	$—	$—	$35,345,613
Food & Staples Retailing	72,285,115	—	—	72,285,115
Food Products	71,688,877	100,695,324	—	172,384,201
Health Care Equipment & Supplies	143,376,993	—	—	143,376,993
Health Care Providers & Services	53,881,211	—	—	53,881,211
Hotels, Restaurants & Leisure	41,813,128	—	—	41,813,128
Household Products	19,838,239	—	—	19,838,239
Industrial Conglomerates	126,095,161	—	—	126,095,161
Insurance	274,476,223	—	—	274,476,223
IT Services	196,890,647	—	—	196,890,647
Leisure Products	27,587,484	—	—	27,587,484
Life Sciences Tools & Services	37,872,955	—	—	37,872,955
Machinery	60,658,225	—	—	60,658,225
Media	182,633,533	—	—	182,633,533
Multi-Utilities	7,076,534	—	—	7,076,534
Multiline Retail	65,195,387	—	—	65,195,387
Oil, Gas & Consumable Fuels	237,191,701	—	—	237,191,701
Pharmaceuticals	305,234,123	24,574,434	—	329,808,557
Real Estate Management & Development	—	—	5,652,451	5,652,451
Road & Rail	24,018,308	—	—	24,018,308
Semiconductors & Semiconductor Equipment	25,291,400	—	—	25,291,400
Software	57,095,878	—	—	57,095,878
Specialty Retail	47,604,579	—	—	47,604,579
Tobacco	207,870,782	7,787,086	—	215,657,868
Wireless Telecommunication Services	—	25,125,335	—	25,125,335
Total Common Stocks	3,672,697,045	215,903,148	5,652,451	3,894,252,644
Total Convertible Preferred Stock*	4,113,361	—	—	4,113,361
Short-Term Investments
Mutual Fund	90,029,231	—	—	90,029,231
Repurchase Agreement	—	27,179,000	—	27,179,000
Total Short-Term Investments	90,029,231	27,179,000	—	117,208,231
Total Investments	$3,766,839,637	$243,082,148	$5,652,451	$4,015,574,236

Collateral for securities loaned (Liability)	$—	$(90,029,231)	$—	$(90,029,231)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation	Balance as of March 31, 2014	Change in Unrealized Appreciation from Investments Still Held at March 31, 2014
Common Stocks
Real Estate Management & Development	$3,967,141	$1,685,310	$5,652,451	$1,685,310

MSF-139

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—94.6% of Net Assets

Security Description	Shares	Value

Australia—7.5%
AGL Energy, Ltd.	41,243	$580,500
ALS, Ltd. (a)	24,515	166,652
Alumina, Ltd. (b)	191,453	212,176
Amcor, Ltd.	83,008	799,876
AMP, Ltd.	206,717	955,640
APA Group	59,114	352,360
Asciano, Ltd.	84,621	408,039
ASX, Ltd.	16,055	537,004
Aurizon Holdings, Ltd.	157,842	753,640
Australia & New Zealand Banking Group, Ltd.	190,466	5,850,150
Bank of Queensland, Ltd.	22,340	266,671
Bendigo and Adelaide Bank, Ltd.	35,779	378,252
BHP Billiton, Ltd.	224,864	7,608,535
Boral, Ltd.	61,162	320,533
Brambles, Ltd.	111,315	955,955
Caltex Australia, Ltd.	9,532	195,665
CFS Retail Property Trust	151,292	265,100
Coca-Cola Amatil, Ltd.	42,510	434,747
Cochlear, Ltd. (a)	3,466	183,191
Commonwealth Bank of Australia	112,859	8,119,320
Computershare, Ltd.	29,681	333,091
Crown Resorts, Ltd.	29,464	454,409
CSL, Ltd.	33,667	2,171,344
Dexus Property Group (REIT)	391,890	385,081
Federation Centres, Ltd.	91,872	201,010
Flight Centre Travel Group, Ltd. (a)	4,009	195,166
Fortescue Metals Group, Ltd. (a)	100,245	490,763
Goodman Group (REIT)	110,907	486,433
GPT Group (REIT)	121,517	412,278
Iluka Resources, Ltd. (a)	29,031	266,871
Incitec Pivot, Ltd.	103,981	285,491
Insurance Australia Group, Ltd.	161,780	836,789
Leighton Holdings, Ltd. (a)	10,872	212,822
Lend Lease Group	37,629	413,576
Macquarie Group, Ltd.	19,737	1,063,918
Metcash, Ltd. (a)	63,044	153,099
Mirvac Group (REIT)	298,553	470,579
National Australia Bank, Ltd.	166,814	5,494,545
Newcrest Mining, Ltd. (b)	54,807	503,498
Orica, Ltd. (a)	26,176	531,142
Origin Energy, Ltd.	78,717	1,043,114
QBE Insurance Group, Ltd.	82,246	977,955
Ramsay Health Care, Ltd.	8,883	396,397
REA Group, Ltd. (a)	3,716	167,986
Rio Tinto, Ltd.	31,918	1,886,794
Santos, Ltd.	67,710	847,637
Seek, Ltd.	22,233	362,401
Sonic Healthcare, Ltd.	24,290	389,011
SP AusNet	106,030	128,775
Stockland (REIT)	161,293	560,822
Suncorp Group, Ltd.	87,148	1,040,062
Sydney Airport	80,467	313,387
TABCORP Holdings, Ltd.	43,902	139,039
Tatts Group, Ltd.	123,533	332,209
Telstra Corp., Ltd.	304,819	1,436,962
Toll Holdings, Ltd.	41,980	202,456
Transurban Group	94,803	638,116

Australia—(Continued)
Treasury Wine Estates, Ltd.	46,412	151,929
Wesfarmers, Ltd.	80,122	3,060,365
Westfield Group (REIT)	143,754	1,366,299
Westfield Retail Trust (b)	238,450	658,732
Westpac Banking Corp.	217,703	6,977,822
Woodside Petroleum, Ltd.	46,091	1,667,523
Woolworths, Ltd.	86,535	2,866,079
WorleyParsons, Ltd.	14,841	208,358

		72,526,141

Austria—0.3%
Andritz AG (a)	5,184	320,773
Erste Group Bank AG	17,136	586,814
IMMOFINANZ AG (b)	66,338	310,389
OMV AG	10,147	461,036
Raiffeisen Bank International AG (a)	8,207	274,349
Telekom Austria AG	15,305	151,927
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,911	143,827
Voestalpine AG	7,466	329,222

		2,578,337

Belgium—1.1%
Ageas	15,573	694,807
Anheuser-Busch InBev NV	55,726	5,859,866
Belgacom S.A. (a)	10,680	335,326
Colruyt S.A.	5,430	299,902
Delhaize Group S.A.	6,756	495,291
Groupe Bruxelles Lambert S.A.	5,072	507,012
KBC Groep NV	16,494	1,016,863
Solvay S.A.	4,588	721,440
Telenet Group Holding NV	4,184	257,966
UCB S.A.	7,958	638,363
Umicore S.A. (a)	8,519	435,101

		11,261,937

Denmark—1.3%
AP Moeller - Maersk A/S - Class A (a)	35	404,744
AP Moeller - Maersk A/S - Class B (a)	88	1,058,426
Carlsberg A/S - Class B	7,997	797,254
Coloplast A/S - Class B	8,608	697,812
Danske Bank A/S	44,352	1,237,288
DSV A/S	13,261	428,694
Novo Nordisk A/S - Class B (a)	138,220	6,308,267
Novozymes A/S - B Shares	16,065	707,664
TDC A/S	59,338	548,669
Tryg A/S	1,747	172,829
William Demant Holding A/S (a) (b)	1,624	139,177

		12,500,824

Finland—0.9%
Elisa Oyj (a)	9,437	271,870
Fortum Oyj	31,487	716,128
Kone Oyj - Class B (a)	21,608	907,871
Metso Oyj (a)	7,511	245,594

MSF-140

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Neste Oil Oyj	9,073	$185,061
Nokia Oyj (b)	264,520	1,948,450
Nokian Renkaat Oyj (a)	7,322	296,851
Orion Oyj - Class B (a)	6,402	193,506
Pohjola Bank plc - A Shares (a)	9,006	200,574
Sampo Oyj - A Shares	31,280	1,625,845
Stora Enso Oyj - R Shares	40,497	433,976
UPM-Kymmene Oyj	38,111	652,913
Wartsila Oyj Abp	12,482	680,462

		8,359,101

France—9.4%
Accor S.A.	12,668	649,652
Aeroports de Paris	2,209	275,702
Air Liquide S.A.	21,485	2,915,503
Alcatel-Lucent (b)	192,359	760,391
Alstom S.A.	14,355	392,770
Arkema S.A.	4,440	503,847
Atos Origin S.A.	4,831	437,348
AXA S.A.	125,595	3,271,499
BNP Paribas S.A.	70,533	5,455,020
Bouygues S.A.	12,810	535,632
Bureau Veritas S.A.	15,060	461,825
Cap Gemini S.A.	9,755	739,940
Carrefour S.A.	42,840	1,660,816
Casino Guichard Perrachon S.A.	4,364	520,412
CGG S.A. (a) (b)	11,374	182,783
Christian Dior S.A.	3,598	693,946
Cie de St-Gobain	29,102	1,762,692
Cie Generale des Etablissements Michelin	12,929	1,620,216
CNP Assurances	10,520	223,025
Credit Agricole S.A. (b)	71,301	1,126,545
Danone S.A.	39,651	2,805,861
Dassault Systemes S.A.	4,077	478,085
Edenred (a)	13,868	435,713
Electricite de France S.A.	17,389	688,933
Essilor International S.A.	13,981	1,413,372
Eurazeo S.A.	2,143	192,879
Eutelsat Communications S.A. (a)	8,516	289,553
Fonciere Des Regions (REIT)	1,625	150,561
GDF Suez	92,031	2,522,933
Gecina S.A.	1,319	175,525
Groupe Eurotunnel S.A.	42,941	548,873
ICADE (REIT)	2,071	205,179
Iliad S.A.	1,838	530,570
Imerys S.A.	2,253	200,374
JCDecaux S.A.	4,706	206,176
Kering	5,248	1,072,343
Klepierre (REIT)	6,803	304,799
L’Oreal S.A.	16,920	2,792,600
Lafarge S.A.	13,327	1,045,092
Lagardere SCA	8,303	330,178
Legrand S.A.	18,368	1,142,742
LVMH Moet Hennessy Louis Vuitton S.A.	18,148	3,305,135
Natixis	61,277	450,552
Orange S.A.	128,590	1,902,396

France—(Continued)
Pernod-Ricard S.A.	14,719	1,715,587
Publicis Groupe S.A.	12,590	1,139,185
Remy Cointreau S.A. (a)	1,600	128,583
Renault S.A.	14,233	1,387,299
Rexel S.A.	20,012	525,576
Safran S.A.	18,407	1,277,128
Sanofi	83,607	8,740,737
Schneider Electric S.A.	37,978	3,377,956
SCOR SE	11,686	409,651
SES S.A.	20,693	772,967
Societe BIC S.A.	1,753	230,465
Societe Generale S.A.	50,295	3,106,120
Sodexo	6,625	695,812
Suez Environnement Co.	22,682	461,019
Technip S.A.	6,959	718,822
Thales S.A.	6,811	452,377
Total S.A.	149,672	9,834,727
Unibail-Rodamco SE	6,973	1,813,872
Valeo S.A.	5,216	736,074
Vallourec S.A.	8,091	440,019
Veolia Environnement S.A.	23,240	461,088
Vinci S.A.	33,661	2,509,274
Vivendi S.A.	84,323	2,353,371
Wendel S.A.	2,267	352,828
Zodiac Aerospace	12,210	431,561

		91,452,086

Germany—8.3%
Adidas AG	15,290	1,657,195
Allianz SE	32,357	5,470,690
Axel Springer SE (a)	3,006	192,615
BASF SE	64,285	7,147,531
Bayer AG	57,877	7,830,502
Bayerische Motoren Werke (BMW) AG	22,977	2,901,704
Beiersdorf AG	6,805	663,949
Brenntag AG	3,344	621,245
Commerzbank AG (b)	66,178	1,218,094
Continental AG	7,824	1,875,660
Daimler AG	68,149	6,443,225
Deutsche Bank AG	70,259	3,144,104
Deutsche Boerse AG	12,868	1,024,461
Deutsche Lufthansa AG (b)	17,782	465,972
Deutsche Post AG	62,935	2,338,843
Deutsche Telekom AG	200,660	3,247,022
Deutsche Wohnen AG	20,600	442,096
E.ON SE	130,109	2,544,367
Fraport AG Frankfurt Airport Services Worldwide	2,305	172,453
Fresenius Medical Care AG & Co. KGaA	14,375	1,003,335
Fresenius SE & Co. KGaA	8,867	1,388,113
GEA Group AG	12,718	581,486
Hannover Rueck SE	3,778	338,041
HeidelbergCement AG	10,797	925,604
Henkel AG & Co. KGaA	8,633	868,174
Hochtief AG	2,679	243,525
Hugo Boss AG	2,160	287,795
Infineon Technologies AG	73,323	875,231

MSF-141

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
K&S AG	11,843	$389,168
Kabel Deutschland Holding AG	1,650	226,875
Lanxess AG	5,523	416,828
Linde AG	13,162	2,635,737
MAN SE	3,022	385,256
Merck KGaA	4,259	717,451
Metro AG (b)	8,734	356,996
Muenchener Rueckversicherungs AG	12,534	2,739,456
OSRAM Licht AG (b)	5,409	351,441
ProSiebenSat.1 Media AG	15,354	704,460
RWE AG	34,949	1,418,652
SAP AG	63,917	5,175,933
Siemens AG	55,495	7,471,655
Sky Deutschland AG (b)	30,300	261,399
Suedzucker AG (a)	5,881	167,772
Telefonica Deutschland Holding AG	19,300	153,896
ThyssenKrupp AG (b)	31,754	852,819
United Internet AG	8,781	412,467
Volkswagen AG	1,873	474,941

		81,226,234

Hong Kong—2.6%
AIA Group, Ltd.	843,400	4,006,835
ASM Pacific Technology, Ltd. (a)	14,200	138,759
Bank of East Asia, Ltd. (a)	103,920	407,113
BOC Hong Kong Holdings, Ltd.	253,965	723,369
Cathay Pacific Airways, Ltd.	87,000	162,095
Cheung Kong Holdings, Ltd.	97,000	1,610,394
Cheung Kong Infrastructure Holdings, Ltd.	43,000	275,809
CLP Holdings, Ltd.	123,877	936,052
First Pacific Co., Ltd.	173,250	172,572
Galaxy Entertainment Group, Ltd. (b)	149,000	1,302,165
Hang Lung Properties, Ltd.	161,000	462,205
Hang Seng Bank, Ltd.	53,200	847,257
Henderson Land Development Co., Ltd.	73,700	431,789
HKT Trust / HKT, Ltd. (a)	161,000	169,624
Hong Kong & China Gas Co., Ltd.	401,967	878,219
Hong Kong Exchanges and Clearing, Ltd.	81,800	1,240,865
Hopewell Holdings, Ltd.	63,500	218,250
Hutchison Whampoa, Ltd.	149,000	1,979,849
Hysan Development Co., Ltd.	45,000	195,832
Kerry Properties, Ltd.	46,500	155,587
Li & Fung, Ltd. (a)	429,600	636,826
Link REIT (The)	161,141	795,026
MGM China Holdings, Ltd.	71,200	251,294
MTR Corp., Ltd.	95,000	352,486
New World Development Co., Ltd.	261,531	263,159
Noble Group, Ltd.	426,909	404,081
NWS Holdings, Ltd.	93,000	157,565
Power Assets Holdings, Ltd.	99,549	864,761
Sands China, Ltd.	165,200	1,238,188
Shangri-La Asia, Ltd.	109,540	179,881
Sino Land Co., Ltd.	193,600	285,692
SJM Holdings, Ltd.	141,000	397,836
Sun Hung Kai Properties, Ltd.	111,000	1,360,957
Swire Pacific, Ltd. - Class A	43,317	505,082

Hong Kong—(Continued)
Swire Properties, Ltd.	83,600	240,037
Wharf Holdings, Ltd.	104,976	672,019
Wheelock & Co., Ltd.	68,000	266,220
Wynn Macau, Ltd.	104,000	430,934
Yue Yuen Industrial Holdings, Ltd.	50,500	165,083

		25,781,767

Ireland—0.7%
Bank of Ireland (b)	1,672,974	711,735
CRH plc	51,353	1,432,262
Experian plc	72,050	1,299,603
James Hardie Industries plc	30,172	401,036
Kerry Group plc - Class A	11,180	853,695
Shire plc	41,131	2,023,934

		6,722,265

Israel—0.5%
Bank Hapoalim B.M.	72,497	413,324
Bank Leumi Le-Israel B.M. (b)	101,093	394,407
Bezeq The Israeli Telecommunication Corp., Ltd.	178,026	316,776
Israel Chemicals, Ltd.	45,583	398,157
NICE Systems, Ltd.	5,213	232,229
Teva Pharmaceutical Industries, Ltd.	60,000	3,161,619

		4,916,512

Italy—2.4%
Assicurazioni Generali S.p.A.	82,143	1,833,863
Atlantia S.p.A.	26,199	674,875
Banco Popolare SC (b)	24,000	521,971
Enel Green Power S.p.A.	152,537	428,869
Enel S.p.A.	474,939	2,692,313
ENI S.p.A.	176,421	4,432,326
Exor S.p.A.	6,830	307,072
Fiat S.p.A. (b)	59,813	696,430
Finmeccanica S.p.A. (b)	28,782	285,229
Intesa Sanpaolo S.p.A.	815,086	2,769,123
Luxottica Group S.p.A.	11,742	679,287
Mediobanca S.p.A. (b)	44,816	513,590
Pirelli & C S.p.A.	17,048	267,981
Prysmian S.p.A.	13,126	327,687
Saipem S.p.A.	18,391	449,546
Snam S.p.A.	138,413	811,278
Telecom Italia S.p.A.	668,281	789,309
Telecom Italia S.p.A. - Risparmio Shares	360,593	337,902
Terna Rete Elettrica Nazionale S.p.A.	118,746	636,620
UniCredit S.p.A.	304,412	2,787,852
Unione di Banche Italiane SCPA	56,320	532,042
UnipolSai S.p.A. (b)	64,500	247,537

		23,022,702

Japan—18.7%
Aeon Co., Ltd.	51,500	581,115
AEON Financial Service Co., Ltd. (a)	8,400	189,494
Aeon Mall Co., Ltd.	6,800	174,875

MSF-142

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Air Water, Inc.	10,000	$138,456
Aisin Seiki Co., Ltd.	13,000	469,283
Ajinomoto Co., Inc.	44,000	631,708
Alfresa Holdings Corp.	3,000	195,682
Amada Co., Ltd.	27,000	190,004
ANA Holdings, Inc. (a)	84,000	182,296
Aozora Bank, Ltd.	77,000	219,637
Asahi Glass Co., Ltd.	72,000	417,714
Asahi Group Holdings, Ltd.	30,500	857,511
Asahi Kasei Corp.	97,000	660,033
Asics Corp.	11,000	216,267
Astellas Pharma, Inc.	150,000	1,780,944
Bank of Kyoto, Ltd. (The)	22,000	181,797
Bank of Yokohama, Ltd. (The)	83,000	414,635
Benesse Holdings, Inc.	5,000	191,234
Bridgestone Corp.	47,200	1,675,279
Brother Industries, Ltd.	16,400	230,610
Canon, Inc.	78,400	2,431,746
Casio Computer Co., Ltd.	16,900	200,045
Central Japan Railway Co.	10,400	1,221,335
Chiba Bank, Ltd. (The)	67,000	413,318
Chiyoda Corp. (a)	11,000	143,255
Chubu Electric Power Co., Inc. (b)	47,800	562,853
Chugai Pharmaceutical Co., Ltd.	15,100	385,895
Chugoku Bank, Ltd. (The)	12,000	160,214
Chugoku Electric Power Co., Inc. (The)	23,700	330,497
Citizen Holdings Co., Ltd.	19,800	149,105
Credit Saison Co., Ltd.	10,500	208,996
Dai Nippon Printing Co., Ltd.	40,000	383,685
Dai-ichi Life Insurance Co., Ltd. (The)	57,300	832,945
Daicel Corp.	22,000	182,098
Daihatsu Motor Co., Ltd.	14,000	247,513
Daiichi Sankyo Co., Ltd.	45,200	762,000
Daikin Industries, Ltd.	16,800	941,585
Dainippon Sumitomo Pharma Co., Ltd.	12,000	190,800
Daito Trust Construction Co., Ltd.	5,000	463,013
Daiwa House Industry Co., Ltd.	41,000	695,672
Daiwa Securities Group, Inc.	126,000	1,096,791
Dena Co., Ltd. (a)	6,700	121,093
Denso Corp.	33,900	1,626,623
Dentsu, Inc.	15,200	576,922
Don Quijote Holdings Co., Ltd.	4,100	211,943
East Japan Railway Co.	24,700	1,822,589
Eisai Co., Ltd. (a)	18,200	709,454
Electric Power Development Co., Ltd.	8,800	248,784
FamilyMart Co., Ltd.	4,300	189,170
FANUC Corp.	13,900	2,452,876
Fast Retailing Co., Ltd.	3,700	1,342,440
Fuji Electric Co., Ltd.	43,000	192,051
Fuji Heavy Industries, Ltd.	42,000	1,136,404
FUJIFILM Holdings Corp.	32,600	875,696
Fujitsu, Ltd.	135,000	816,734
Fukuoka Financial Group, Inc.	53,000	217,950
GungHo Online Entertainment, Inc. (a)	25,400	138,620
Gunma Bank, Ltd. (The)	26,000	141,747
Hachijuni Bank, Ltd. (The)	30,000	170,591
Hamamatsu Photonics KK	4,800	217,828

Japan—(Continued)
Hankyu Hanshin Holdings, Inc.	83,000	452,574
Hino Motors, Ltd.	19,000	281,898
Hirose Electric Co., Ltd.	2,200	302,470
Hiroshima Bank, Ltd. (The)	38,000	159,724
Hisamitsu Pharmaceutical Co., Inc.	4,700	212,447
Hitachi Construction Machinery Co., Ltd. (a)	6,400	123,365
Hitachi Metals, Ltd.	13,000	185,018
Hitachi, Ltd.	337,000	2,488,053
Hokkaido Electric Power Co., Inc. (b)	13,000	109,993
Hokuhoku Financial Group, Inc.	85,000	163,269
Hokuriku Electric Power Co.	12,000	156,411
Honda Motor Co., Ltd.	113,300	3,992,629
Hoya Corp.	30,100	943,181
Hulic Co., Ltd.	18,600	254,671
Ibiden Co., Ltd.	8,300	163,534
IHI Corp.	99,000	416,548
Iida Group Holdings Co., Ltd.	9,100	126,768
Inpex Corp.	63,200	820,332
Isetan Mitsukoshi Holdings, Ltd.	22,600	281,741
Isuzu Motors, Ltd.	84,000	487,254
ITOCHU Corp.	106,000	1,239,270
Iyo Bank, Ltd. (The)	17,000	162,613
J Front Retailing Co., Ltd.	30,000	208,463
Japan Airlines Co., Ltd.	4,200	206,932
Japan Exchange Group, Inc.	18,500	451,403
Japan Prime Realty Investment Corp.	49	158,798
Japan Real Estate Investment Corp. (REIT)	80	402,124
Japan Retail Fund Investment Corp. (REIT)	202	398,285
Japan Tobacco, Inc.	78,400	2,463,823
JFE Holdings, Inc.	35,500	669,072
JGC Corp.	14,000	487,457
Joyo Bank, Ltd. (The)	54,000	269,435
JSR Corp.	11,300	209,574
JTEKT Corp.	20,000	297,279
JX Holdings, Inc.	163,100	785,859
Kajima Corp. (a)	59,000	206,993
Kakaku.com, Inc. (a)	11,000	178,937
Kamigumi Co., Ltd.	17,000	166,352
Kansai Electric Power Co., Inc. (The) (b)	55,000	565,046
Kansai Paint Co., Ltd.	15,000	214,637
Kao Corp.	36,500	1,294,493
Kawasaki Heavy Industries, Ltd.	96,000	353,745
KDDI Corp.	37,900	2,210,439
Keikyu Corp. (a)	36,000	303,848
Keio Corp.	45,000	313,891
Keisei Electric Railway Co., Ltd.	20,000	173,653
Keyence Corp.	3,300	1,360,638
Kikkoman Corp. (a)	12,000	226,563
Kintetsu Corp. (a)	121,120	431,355
Kirin Holdings Co., Ltd.	62,000	863,788
Kobe Steel, Ltd.	272,000	363,642
Komatsu, Ltd.	63,800	1,322,359
Konami Corp. (a)	8,300	192,631
Konica Minolta, Inc.	37,000	345,373
Kubota Corp.	74,000	990,791
Kuraray Co., Ltd.	24,500	280,393
Kurita Water Industries, Ltd. (a)	7,100	154,155

MSF-143

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kyocera Corp.	22,200	$1,001,627
Kyowa Hakko Kirin Co., Ltd.	20,000	213,377
Kyushu Electric Power Co., Inc. (b)	28,400	347,658
Lawson, Inc. (a)	4,900	347,130
LIXIL Group Corp.	18,800	518,699
M3, Inc.	10,600	174,201
Makita Corp.	9,500	525,709
Marubeni Corp.	113,000	759,198
Marui Group Co., Ltd.	16,000	138,423
Mazda Motor Corp.	207,000	918,709
Medipal Holdings Corp.	10,200	156,079
MEIJI Holdings Co., Ltd.	5,100	322,042
Miraca Holdings, Inc.	4,000	175,319
Mitsubishi Chemical Holdings Corp.	95,500	397,442
Mitsubishi Corp.	101,300	1,882,725
Mitsubishi Electric Corp.	136,000	1,530,436
Mitsubishi Estate Co., Ltd.	88,000	2,098,898
Mitsubishi Gas Chemical Co., Inc.	26,000	146,679
Mitsubishi Heavy Industries, Ltd.	225,000	1,312,595
Mitsubishi Materials Corp.	79,000	226,277
Mitsubishi Motors Corp.	44,999	471,197
Mitsubishi Tanabe Pharma Corp.	15,000	209,909
Mitsubishi UFJ Financial Group, Inc.	907,188	4,987,648
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	203,384
Mitsui & Co., Ltd.	125,717	1,778,160
Mitsui Chemicals, Inc. (a)	57,000	139,885
Mitsui Fudosan Co., Ltd.	58,000	1,769,623
Mitsui OSK Lines, Ltd.	75,000	292,420
Mizuho Financial Group, Inc. (a)	1,614,600	3,192,807
MS&AD Insurance Group Holdings	34,300	786,075
Murata Manufacturing Co., Ltd.	14,100	1,329,892
Nabtesco Corp.	7,000	162,036
Namco Bandai Holdings, Inc.	12,500	295,872
NEC Corp.	166,000	510,184
NGK Insulators, Ltd.	17,000	354,311
NGK Spark Plug Co., Ltd.	16,000	359,640
Nidec Corp. (a)	14,400	876,280
Nikon Corp. (a)	23,100	372,164
Nintendo Co., Ltd.	7,500	895,309
Nippon Building Fund, Inc. (REIT)	94	491,648
Nippon Express Co., Ltd.	59,000	288,939
Nippon Meat Packers, Inc.	14,000	209,560
Nippon Paint Co., Ltd.	13,000	197,035
Nippon Prologis REIT, Inc.	85	171,727
Nippon Steel Sumitomo Metal Corp.	530,000	1,448,301
Nippon Telegraph & Telephone Corp.	26,100	1,421,827
Nippon Yusen KK	142,000	415,646
Nissan Motor Co., Ltd.	174,800	1,559,177
Nisshin Seifun Group, Inc. (a)	14,300	157,314
Nissin Foods Holdings Co., Ltd.	4,700	212,207
Nitori Holdings Co., Ltd.	5,300	229,990
Nitto Denko Corp.	12,800	617,809
NKSJ Holdings, Inc.	22,699	583,605
Nomura Holdings, Inc.	253,100	1,624,419
Nomura Real Estate Holdings, Inc.	13,100	250,100
Nomura Research Institute, Ltd.	6,200	195,871
NSK, Ltd.	30,000	308,779

Japan—(Continued)
NTT Data Corp.	10,776	419,333
NTT DoCoMo, Inc.	106,500	1,681,076
Obayashi Corp.	45,000	253,892
Odakyu Electric Railway Co., Ltd. (a)	44,000	381,484
OJI Holdings Corp.	68,000	304,648
Olympus Corp. (b)	16,000	516,479
Omron Corp.	13,600	560,998
Ono Pharmaceutical Co., Ltd.	6,400	558,317
Oriental Land Co., Ltd. (a)	3,400	517,727
ORIX Corp. (b)	96,000	1,351,347
Osaka Gas Co., Ltd.	127,000	481,546
Otsuka Corp.	1,200	156,970
Otsuka Holdings Co., Ltd.	26,000	777,971
Panasonic Corp.	154,900	1,771,089
Park24 Co., Ltd.	7,400	140,780
Rakuten, Inc.	49,500	660,697
Resona Holdings, Inc.	156,800	758,557
Ricoh Co., Ltd.	45,000	522,540
Rinnai Corp.	2,800	246,123
Rohm Co., Ltd.	6,700	299,092
Sankyo Co., Ltd.	3,600	151,659
Sanrio Co., Ltd. (a)	3,400	114,699
Santen Pharmaceutical Co., Ltd.	5,500	244,145
SBI Holdings, Inc.	19,011	229,140
Secom Co., Ltd.	15,800	911,252
Sega Sammy Holdings, Inc.	13,300	297,946
Seiko Epson Corp.	10,000	313,673
Sekisui Chemical Co., Ltd.	28,000	291,189
Sekisui House, Ltd.	36,000	447,044
Seven & I Holdings Co., Ltd.	53,100	2,029,818
Seven Bank, Ltd.	43,000	168,799
Sharp Corp. (a) (b)	103,000	313,472
Shikoku Electric Power Co., Inc. (b)	15,100	205,022
Shimadzu Corp.	17,000	151,264
Shimamura Co., Ltd.	1,400	121,252
Shimano, Inc.	5,600	563,493
Shimizu Corp. (a)	37,000	191,779
Shin-Etsu Chemical Co., Ltd.	30,100	1,721,737
Shinsei Bank, Ltd. (a)	100,000	196,642
Shionogi & Co., Ltd.	19,400	359,690
Shiseido Co., Ltd.	29,300	515,931
Shizuoka Bank, Ltd. (The)	41,000	400,500
Showa Denko KK (a)	129,000	182,668
Showa Shell Sekiyu KK	14,000	125,224
SMC Corp.	3,700	975,742
SoftBank Corp.	66,800	5,049,269
Sojitz Corp.	113,600	193,740
Sony Corp. (a)	78,100	1,492,161
Sony Financial Holdings, Inc.	12,800	209,798
Stanley Electric Co., Ltd.	11,800	261,883
Sumitomo Chemical Co., Ltd.	109,000	402,350
Sumitomo Corp. (a)	81,000	1,031,726
Sumitomo Electric Industries, Ltd.	56,334	838,810
Sumitomo Heavy Industries, Ltd.	39,000	159,445
Sumitomo Metal Mining Co., Ltd.	40,000	502,461
Sumitomo Mitsui Financial Group, Inc.	88,500	3,780,869
Sumitomo Mitsui Trust Holdings, Inc.	232,262	1,049,684

MSF-144

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sumitomo Realty & Development Co., Ltd.	25,000	$979,161
Sumitomo Rubber Industries, Ltd.	12,500	160,018
Suntory Beverage & Food, Ltd.	12,400	427,733
Suruga Bank, Ltd.	13,000	229,000
Suzuken Co., Ltd.	5,300	205,283
Suzuki Motor Corp.	26,200	684,048
Sysmex Corp.	12,400	398,736
T&D Holdings, Inc.	38,800	461,527
Taiheiyo Cement Corp. (a)	82,000	295,735
Taisei Corp.	69,000	308,274
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	243,123
Takashimaya Co., Ltd.	19,000	178,363
Takeda Pharmaceutical Co., Ltd.	56,900	2,699,729
TDK Corp.	8,400	350,922
Teijin, Ltd.	66,000	163,765
Terumo Corp.	21,600	471,952
THK Co., Ltd.	7,700	172,851
Tobu Railway Co., Ltd.	73,000	353,407
Toho Co., Ltd.	8,500	171,572
Toho Gas Co., Ltd. (a)	31,000	169,039
Tohoku Electric Power Co., Inc.	29,800	307,214
Tokio Marine Holdings, Inc.	49,400	1,484,335
Tokyo Electric Power Co., Inc. (b)	97,600	395,540
Tokyo Electron, Ltd.	12,400	763,002
Tokyo Gas Co., Ltd.	170,000	863,883
Tokyo Tatemono Co., Ltd.	29,000	248,702
Tokyu Corp.	76,000	468,109
Tokyu Fudosan Holdings Corp.	37,000	276,005
TonenGeneral Sekiyu KK	18,000	159,026
Toppan Printing Co., Ltd. (a)	41,000	293,841
Toray Industries, Inc. (a)	111,000	734,265
Toshiba Corp.	283,000	1,198,837
TOTO, Ltd. (a)	19,000	263,566
Toyo Seikan Group Holdings, Ltd.	10,200	165,719
Toyo Suisan Kaisha, Ltd.	6,000	200,458
Toyota Industries Corp.	12,600	605,562
Toyota Motor Corp.	193,200	10,897,342
Toyota Tsusho Corp.	14,200	360,683
Trend Micro, Inc.	7,000	216,882
Ube Industries, Ltd.	68,000	125,173
Unicharm Corp. (a)	7,600	407,804
United Urban Investment Corp.	167	245,710
USS Co., Ltd.	16,600	233,183
West Japan Railway Co.	11,700	478,022
Yahoo Japan Corp.	101,500	497,728
Yakult Honsha Co., Ltd. (a)	6,300	316,494
Yamada Denki Co., Ltd. (a)	55,900	186,477
Yamaguchi Financial Group, Inc.	15,000	135,148
Yamaha Corp.	11,000	141,729
Yamaha Motor Co., Ltd.	17,800	283,713
Yamato Holdings Co., Ltd.	27,000	582,594
Yaskawa Electric Corp. (a)	18,000	248,830
Yokogawa Electric Corp.	16,300	263,375
Yokohama Rubber Co., Ltd. (The)	15,000	141,043

		182,292,286

Luxembourg—0.2%
ArcelorMittal	75,087	$1,216,962
RTL Group S.A. (b)	2,700	307,754
Tenaris S.A.	32,705	724,050

		2,248,766

Netherlands—3.1%
Aegon NV	126,769	1,166,619
Airbus Group NV	40,799	2,927,144
Akzo Nobel NV	16,759	1,373,739
ASML Holding NV	24,785	2,295,623
CNH Industrial NV (a) (b)	61,911	713,680
Corio NV	4,074	186,400
Delta Lloyd NV	13,121	364,320
Fugro NV (a)	4,445	273,773
Gemalto NV (a)	5,659	659,371
Heineken Holding NV	6,283	405,963
Heineken NV	16,408	1,143,866
ING Groep NV (b)	268,652	3,819,905
Koninklijke Ahold NV	66,939	1,346,160
Koninklijke Boskalis Westminster NV	6,001	331,010
Koninklijke DSM NV	10,134	696,323
Koninklijke KPN NV (b)	230,706	816,732
Koninklijke Philips NV	65,768	2,314,698
Koninklijke Vopak NV (a)	4,391	245,465
OCI (b)	6,200	281,627
QIAGEN NV (b)	14,898	312,593
Randstad Holding NV	9,402	551,992
Reed Elsevier NV	48,042	1,040,069
STMicroelectronics NV (a)	44,693	414,073
TNT Express NV	37,717	371,659
Unilever NV	112,970	4,647,049
Wolters Kluwer NV	20,745	586,190
Ziggo NV	11,596	515,597

		29,801,640

New Zealand—0.1%
Auckland International Airport, Ltd. (b)	110,236	364,470
Fletcher Building, Ltd.	46,652	386,046
Ryman Healthcare, Ltd.	29,900	227,751
Telecom Corp. of New Zealand, Ltd. (a)	132,317	280,187

		1,258,454

Norway—0.8%
Aker Solutions ASA	11,775	183,387
DNB ASA	66,462	1,156,751
Gjensidige Forsikring ASA	14,357	292,058
Norsk Hydro ASA (a)	92,923	464,141
Orkla ASA	54,230	462,374
Seadrill, Ltd. (a)	27,606	974,613
Statoil ASA	78,090	2,205,924
Subsea 7 S.A. (a)	18,500	343,891
Telenor ASA	45,452	1,007,322
Yara International ASA	12,261	541,689

		7,632,150

MSF-145

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.2%
Banco Espirito Santo S.A. (b)	142,170	$267,103
EDP - Energias de Portugal S.A. (a)	131,492	611,716
Galp Energia SGPS S.A.	24,066	416,271
Jeronimo Martins SGPS S.A. (a)	16,641	279,640
Portugal Telecom SGPS S.A. (a)	48,993	208,753

		1,783,483

Singapore—1.4%
Ascendas Real Estate Investment Trust	141,000	253,311
CapitaCommercial Trust (REIT) (a)	143,000	169,096
CapitaLand, Ltd.	174,000	400,617
CapitaMall Trust (REIT)	240,200	360,854
CapitaMalls Asia, Ltd. (a)	101,000	143,671
City Developments, Ltd. (a)	34,000	273,646
ComfortDelGro Corp., Ltd.	153,000	241,770
DBS Group Holdings, Ltd.	120,467	1,551,380
Genting Singapore plc	418,200	444,886
Global Logistic Properties, Ltd.	212,000	446,502
Golden Agri-Resources, Ltd.	492,569	225,612
Hutchison Port Holdings Trust - Class U	350,000	227,820
Jardine Cycle & Carriage, Ltd.	8,000	289,298
Keppel Corp., Ltd.	102,700	888,871
Olam International, Ltd. (a)	109,000	192,802
Oversea-Chinese Banking Corp., Ltd.	179,880	1,397,334
Sembcorp Industries, Ltd.	71,000	310,363
Sembcorp Marine, Ltd. (a)	63,000	202,808
Singapore Airlines, Ltd. (a)	36,940	308,125
Singapore Exchange, Ltd.	56,000	308,926
Singapore Press Holdings, Ltd. (a)	107,250	358,092
Singapore Technologies Engineering, Ltd.	130,000	395,481
Singapore Telecommunications, Ltd.	557,820	1,622,426
StarHub, Ltd.	44,000	147,120
United Overseas Bank, Ltd.	88,392	1,525,115
UOL Group, Ltd.	33,000	164,186
Wilmar International, Ltd.	130,000	358,045

		13,208,157

Spain—3.4%
Abertis Infraestructuras S.A.	28,628	654,647
ACS Actividades de Construccion y Servicios S.A.	12,305	484,246
Amadeus IT Holding S.A. - A Shares	26,116	1,086,427
Banco Bilbao Vizcaya Argentaria S.A.	410,826	4,945,119
Banco de Sabadell S.A.	247,269	765,104
Banco Popular Espanol S.A.	115,280	872,802
Banco Santander S.A.	810,225	7,740,397
Bankia S.A. (b)	281,294	595,065
CaixaBank S.A. (a)	122,496	789,433
Distribuidora Internacional de Alimentacion S.A.	40,028	366,516
Enagas S.A.	15,504	472,070
Ferrovial S.A.	28,234	613,421
Gas Natural SDG S.A.	24,586	692,537
Grifols S.A.	9,470	520,137
Iberdrola S.A.	336,559	2,357,068
Inditex S.A.	15,081	2,267,732

Spain—(Continued)
International Consolidated Airlines Group S.A. - Class DI (b)	71,373	498,291
Mapfre S.A.	74,474	314,583
Red Electrica Corp. S.A.	7,572	616,332
Repsol S.A.	59,282	1,515,513
Telefonica S.A.	284,361	4,504,614
Zardoya Otis S.A. (a)	9,160	156,353

		32,828,407

Sweden—3.1%
Alfa Laval AB	20,852	565,057
Assa Abloy AB - Class B	23,170	1,235,368
Atlas Copco AB - A Shares	47,637	1,376,221
Atlas Copco AB - B Shares	26,827	734,346
Boliden AB	18,744	284,345
Electrolux AB - Series B (a)	17,118	372,940
Elekta AB - B Shares (a)	26,324	350,156
Getinge AB - B Shares (a)	13,484	379,387
Hennes & Mauritz AB - B Shares	67,689	2,879,711
Hexagon AB - B Shares	17,090	580,864
Husqvarna AB - B Shares (a)	25,677	179,058
Industrivarden AB - C Shares	8,655	167,632
Investment AB Kinnevik - B Shares (a)	14,418	532,030
Investor AB - B Shares	31,588	1,142,455
Lundin Petroleum AB (b)	16,017	328,640
Millicom International Cellular S.A. (a)	5,384	547,167
Nordea Bank AB	209,876	2,975,544
Sandvik AB	73,011	1,032,664
Scania AB - B Shares	21,772	639,282
Securitas AB - B Shares	21,462	248,698
Skandinaviska Enskilda Banken AB - Class A (a)	103,979	1,423,956
Skanska AB - B Shares (a)	30,119	709,090
SKF AB - B Shares (a)	26,654	682,041
Svenska Cellulosa AB - B Shares	40,587	1,192,928
Svenska Handelsbanken AB - A Shares (a)	34,300	1,720,871
Swedbank AB - A Shares	61,954	1,658,602
Swedish Match AB	14,499	472,877
Tele2 AB - B Shares (a)	21,032	260,334
Telefonaktiebolaget LM Ericsson - B Shares (a)	219,192	2,915,259
TeliaSonera AB (a)	162,992	1,228,119
Volvo AB - B Shares (a)	112,044	1,774,902

		30,590,544

Switzerland—9.0%
ABB, Ltd. (b)	156,793	4,062,879
Actelion, Ltd. (b)	7,563	717,695
Adecco S.A. (b)	10,164	848,406
Aryzta AG (b)	5,635	498,600
Baloise Holding AG	3,194	401,943
Barry Callebaut AG (b)	132	178,185
Cie Financiere Richemont S.A.	36,003	3,450,092
Coca-Cola HBC AG	13,800	343,847
Credit Suisse Group AG (b)	106,196	3,441,550
EMS-Chemie Holding AG	579	219,598
Geberit AG	2,659	872,522
Givaudan S.A. (b)	646	1,001,061

MSF-146

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Holcim, Ltd. (b)	16,305	$1,355,043
Julius Baer Group, Ltd. (b)	15,588	693,427
Kuehne & Nagel International AG (a)	4,135	579,743
Lindt & Spruengli AG (b)	7	412,455
Lindt & Spruengli AG (Participation Certifcate) (b)	55	272,852
Lonza Group AG (b)	4,413	451,792
Nestle S.A.	225,643	17,015,415
Novartis AG	160,952	13,681,357
Pargesa Holding S.A.	1,694	146,776
Partners Group Holding AG	1,228	345,618
Roche Holding AG	49,159	14,788,243
Schindler Holding AG	4,650	686,299
SGS S.A.	367	907,304
Sika AG	137	561,249
Sonova Holding AG (b)	4,058	594,155
Sulzer AG	1,649	227,099
Swatch Group AG (The)	5,323	1,700,429
Swiss Life Holding AG (b)	2,159	531,050
Swiss Prime Site AG (b)	3,833	326,294
Swiss Re AG (b)	24,745	2,297,845
Swisscom AG	1,631	1,002,344
Syngenta AG	6,383	2,423,018
Transocean, Ltd. (Swiss-Traded Shares)	24,746	1,021,862
UBS AG (b)	252,938	5,226,290
Wolseley plc	18,911	1,078,352
Zurich Insurance Group AG (b)	10,297	3,166,790

		87,529,479

United Kingdom—19.6%
3i Group plc	63,549	422,011
Aberdeen Asset Management plc	61,345	399,943
Admiral Group plc	16,009	381,499
Aggreko plc (a)	18,556	465,232
AMEC plc	19,387	362,981
Anglo American plc	100,587	2,565,383
Antofagasta plc	26,957	376,103
ARM Holdings plc	102,474	1,727,977
ASOS plc (b)	3,794	328,425
Associated British Foods plc	24,859	1,152,770
AstraZeneca plc	87,843	5,691,615
Aviva plc	205,068	1,633,291
Babcock International Group plc	24,050	540,644
BAE Systems plc	224,576	1,560,145
Barclays plc	1,090,392	4,253,212
BG Group plc	236,047	4,402,352
BHP Billiton plc	146,472	4,521,246
BP plc	1,312,137	10,508,016
British American Tobacco plc	133,028	7,406,204
British Land Co. plc	73,348	800,631
British Sky Broadcasting Group plc	73,819	1,125,087
BT Group plc	549,280	3,495,860
Bunzl plc	22,401	597,117
Burberry Group plc	32,742	763,120
Capita Group plc	48,717	891,675
Carnival plc	12,088	461,255

United Kingdom—(Continued)
Centrica plc	369,393	2,034,196
Cobham plc	73,272	365,816
Compass Group plc	126,746	1,937,194
Croda International plc	9,658	411,254
Diageo plc	178,260	5,532,620
Direct Line Insurance Group plc	77,733	308,118
easyJet plc	10,815	309,566
Fresnillo plc (a)	11,783	165,892
G4S plc	106,542	429,708
GKN plc	126,099	820,890
GlaxoSmithKline plc	340,182	9,062,328
GlencoreXstrata plc	735,853	3,795,626
Hammerson plc	56,484	522,235
Hargreaves Lansdown plc	16,913	411,378
HSBC Holdings plc	1,311,854	13,282,707
ICAP plc	36,213	228,292
IMI plc	20,055	487,973
Imperial Tobacco Group plc	66,898	2,705,369
Inmarsat plc	28,473	345,116
InterContinental Hotels Group plc	20,173	649,288
Intertek Group plc	10,631	545,583
Intu Properties plc	48,962	230,521
Investec plc	41,855	338,798
J Sainsbury plc (a)	85,611	451,640
Johnson Matthey plc	13,894	758,274
Kingfisher plc	164,859	1,160,580
Land Securities Group plc	59,558	1,014,950
Legal & General Group plc	410,178	1,401,763
Lloyds Banking Group plc (b)	3,548,567	4,453,963
London Stock Exchange Group plc	12,221	401,823
Marks & Spencer Group plc	118,772	894,802
Meggitt plc	55,862	447,816
Melrose Industries plc	72,515	359,357
National Grid plc	261,011	3,584,771
Next plc	11,690	1,288,792
Old Mutual plc	337,381	1,132,832
Pearson plc	56,693	1,005,335
Persimmon plc (b)	20,663	463,825
Petrofac, Ltd.	17,337	416,867
Prudential plc	177,484	3,759,855
Randgold Resources, Ltd.	6,351	476,323
Reckitt Benckiser Group plc	44,859	3,655,911
Reed Elsevier plc	81,102	1,240,259
Resolution, Ltd.	99,349	495,369
Rexam plc	51,922	421,950
Rio Tinto plc	90,449	5,044,305
Rolls-Royce Holdings plc (b)	130,394	2,339,051
Royal Bank of Scotland Group plc (b)	147,994	768,785
Royal Dutch Shell plc - A Shares	270,136	9,874,353
Royal Dutch Shell plc - B Shares	173,340	6,762,577
Royal Mail plc (b)	45,481	427,306
RSA Insurance Group plc	233,187	348,104
SABMiller plc	67,875	3,390,242
Sage Group plc (The)	79,455	553,700
Schroders plc	6,754	292,967
Segro plc	61,844	342,710
Serco Group plc	34,317	240,833

MSF-147

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Severn Trent plc	16,575	$503,666
Smith & Nephew plc	66,221	1,003,316
Smiths Group plc	25,680	545,196
SSE plc	67,077	1,644,737
Standard Chartered plc	169,791	3,551,045
Standard Life plc	174,865	1,101,959
Tate & Lyle plc	33,576	374,121
Tesco plc	577,804	2,847,683
Travis Perkins plc	16,708	526,699
TUI Travel plc	32,223	235,487
Tullow Oil plc	61,905	773,360
Unilever plc	91,437	3,905,264
United Utilities Group plc	48,207	634,015
Vodafone Group plc (b)	1,849,678	6,809,693
Weir Group plc (The)	13,923	589,566
Whitbread plc	12,742	883,929
William Hill plc	58,853	334,828
WM Morrison Supermarkets plc	166,578	592,077
WPP plc	97,220	2,011,275

		190,294,168

Total Common Stocks (Cost $756,780,617)		919,815,440

Investment Company Security—3.8%

United States—3.8%
iShares MSCI EAFE ETF (a) (c) (Cost $35,821,577)	542,700	36,453,159

Preferred Stocks—0.6%

Germany—0.6%
Bayerische Motoren Werke (BMW) AG	3,505	331,441
Fuchs Petrolub SE (a)	2,450	245,856
Henkel AG & Co. KGaA	12,771	1,375,095
Porsche Automobil Holding SE	10,260	1,054,108
Volkswagen AG	10,400	2,695,761

Total Preferred Stocks (Cost $2,794,830)		5,702,261

Rights—0.0%

Hong Kong—0.0%
New World Development Co., Ltd., Expires 09/26/14 (b)	87,177	17,981

Spain—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 04/14/14 (b)	410,826	96,257

United Kingdom—0.0%
Intu Properties plc, Expires 04/17/14 (b)	13,989	22,156
RSA Insurance Group plc, Expires 04/09/14 (b)	87,445	48,838

		70,994

Total Rights (Cost $95,125)		185,232

Short-Term Investments—5.5%

Discount Notes—0.4%
Federal Home Loan Bank
0.051%, 04/21/14 (d)	600,000	599,983
0.051%, 04/23/14 (d)	125,000	124,996
0.051%, 06/06/14 (d)	100,000	99,991
0.056%, 04/21/14 (d)	975,000	974,970
0.056%, 04/23/14 (d)	250,000	249,992
0.057%, 04/21/14 (d)	575,000	574,982
0.061%, 04/21/14 (d)	75,000	74,997
0.061%, 04/23/14 (d)	175,000	174,994
0.061%, 06/06/14 (d)	875,000	874,904
0.071%, 06/06/14 (d)	600,000	599,923

		4,349,732

Mutual Fund—4.8%
State Street Navigator Securities Lending MET Portfolio (e)	46,341,219	46,341,219

U.S. Treasury—0.3%
U.S. Treasury Bills
0.020%, 05/08/14 (d)	800,000	799,984
0.021%, 05/08/14 (d)	1,200,000	1,199,975
0.047%, 05/08/14 (d)	750,000	749,964

		2,749,923

Total Short-Term Investments (Cost $53,440,874)		53,440,874

Total Investments— 104.5% (Cost $848,933,023) (f)		1,015,596,966
Other assets and liabilities (net)—(4.5)%		(43,520,806)

Net Assets — 100.0%		$972,076,160

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $71,285,070 and the collateral received consisted of cash in the amount of $46,341,219 and non-cash collateral with a value of $27,262,678. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.

MSF-148

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $671,700.
(d)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 31, 2014, the aggregate cost of investments was $848,933,023. The aggregate unrealized appreciation and depreciation of investments were $255,027,455 and $(88,363,512), respectively, resulting in net unrealized appreciation of $166,663,943.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2014	% of Net Assets
Banks	12.9
Pharmaceuticals	8.4
Oil, Gas & Consumable Fuels	5.9
Insurance	5.0
Automobiles	3.8
Food Products	3.7
Metals & Mining	3.5
Chemicals	3.3
Diversified Telecommunication Services	3.0
Machinery	2.5

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation
MSCI EAFE Mini Index Futures	06/20/14	50	USD 4,587,190	$150,311

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MSF-149

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$72,526,141	$—	$72,526,141
Austria	—	2,578,337	—	2,578,337
Belgium	—	11,261,937	—	11,261,937
Denmark	—	12,500,824	—	12,500,824
Finland	—	8,359,101	—	8,359,101
France	—	91,452,086	—	91,452,086
Germany	—	81,226,234	—	81,226,234
Hong Kong	—	25,781,767	—	25,781,767
Ireland	—	6,722,265	—	6,722,265
Israel	—	4,916,512	—	4,916,512
Italy	—	23,022,702	—	23,022,702
Japan	—	182,292,286	—	182,292,286
Luxembourg	—	2,248,766	—	2,248,766
Netherlands	659,371	29,142,269	—	29,801,640
New Zealand	—	1,258,454	—	1,258,454
Norway	—	7,632,150	—	7,632,150
Portugal	—	1,783,483	—	1,783,483
Singapore	—	13,208,157	—	13,208,157
Spain	—	32,828,407	—	32,828,407
Sweden	—	30,590,544	—	30,590,544
Switzerland	—	87,529,479	—	87,529,479
United Kingdom	—	190,294,168	—	190,294,168
Total Common Stocks	659,371	919,156,069	—	919,815,440
Total Investment Company Security*	36,453,159	—	—	36,453,159
Total Preferred Stocks*	—	5,702,261	—	5,702,261
Total Rights*	185,232	—	—	185,232
Short-Term Investments
Discount Notes	—	4,349,732	—	4,349,732
Mutual Fund	46,341,219	—	—	46,341,219
U.S. Treasury	—	2,749,923	—	2,749,923
Total Short-Term Investments	46,341,219	7,099,655	—	53,440,874
Total Investments	$83,638,981	$931,957,985	$—	$1,015,596,966

Collateral for securities loaned (Liability)	$—	$(46,341,219)	$—	$(46,341,219)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$150,311	$—	$—	$150,311

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $181,991 were due to the application of a systematic fair valuation model factor.

MSF-150

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.1%
Cubic Corp.	32,200	$1,644,454

Air Freight & Logistics—0.5%
Forward Air Corp.	192,076	8,856,624

Auto Components—0.4%
Gentex Corp.	211,500	6,668,595

Banks—8.1%
Bank of Hawaii Corp.	298,000	18,061,780
Bank of the Ozarks, Inc.	157,138	10,694,812
BankUnited, Inc.	374,800	13,031,796
BOK Financial Corp.	177,182	12,234,417
Community Bank System, Inc.	147,187	5,743,237
Cullen/Frost Bankers, Inc.	249,398	19,335,827
CVB Financial Corp.	353,100	5,614,290
First Financial Bankshares, Inc.	237,355	14,666,166
FNB Corp.	515,148	6,902,983
PacWest Bancorp	286,628	12,327,870
ViewPoint Financial Group, Inc.	147,400	4,252,490
Westamerica Bancorp	171,400	9,269,312

		132,134,980

Beverages—0.9%
Boston Beer Co., Inc. (The) - Class A (a)	61,472	15,044,043

Building Products—0.9%
AAON, Inc.	199,615	5,563,270
AO Smith Corp.	189,500	8,720,790

		14,284,060

Chemicals—4.6%
Balchem Corp.	241,063	12,564,203
Hawkins, Inc.	100,090	3,677,307
Innophos Holdings, Inc.	186,511	10,575,174
NewMarket Corp.	25,017	9,776,143
RPM International, Inc.	165,400	6,920,336
Sensient Technologies Corp.	460,000	25,948,600
Stepan Co.	86,018	5,553,322

		75,015,085

Commercial Services & Supplies—3.9%
Copart, Inc. (a)	31,900	1,160,841
Healthcare Services Group, Inc.	590,414	17,157,431
Rollins, Inc.	713,110	21,564,446
Team, Inc. (a)	101,803	4,363,277
UniFirst Corp.	52,600	5,782,844
United Stationers, Inc.	334,674	13,745,061

		63,773,900

Communications Equipment—0.7%
NETGEAR, Inc. (a)	339,300	11,444,589

Construction & Engineering—0.1%
Primoris Services Corp.	81,500	2,443,370

Construction Materials—0.5%
Eagle Materials, Inc.	93,400	8,280,844

Containers & Packaging—2.6%
Aptargroup, Inc.	474,254	31,348,189
Silgan Holdings, Inc.	212,000	10,498,240

		41,846,429

Distributors—1.4%
Pool Corp.	366,860	22,495,855

Electrical Equipment—0.6%
Franklin Electric Co., Inc.	102,400	4,354,048
Thermon Group Holdings, Inc. (a)	212,500	4,925,750

		9,279,798

Electronic Equipment, Instruments & Components—3.8%
Badger Meter, Inc.	162,688	8,964,109
FEI Co.	228,254	23,514,727
Littelfuse, Inc.	59,200	5,543,488
Rogers Corp. (a)	72,800	4,544,176
Zebra Technologies Corp. - Class A (a)	290,382	20,155,415

		62,721,915

Energy Equipment & Services—4.9%
Canadian Energy Services & Technology Corp.	34,700	899,909
CARBO Ceramics, Inc.	166,100	22,920,139
Natural Gas Services Group, Inc. (a)	257,735	7,768,133
Oceaneering International, Inc.	372,500	26,767,850
Pason Systems, Inc.	529,800	13,372,152
ShawCor, Ltd.	185,100	7,707,564

		79,435,747

Food & Staples Retailing—0.2%
North West Co., Inc. (The)	151,600	3,374,616

Food Products—2.3%
B&G Foods, Inc.	237,200	7,142,092
Flowers Foods, Inc.	424,050	9,095,872
J&J Snack Foods Corp.	101,009	9,693,834
Lancaster Colony Corp.	116,900	11,622,198

		37,553,996

Gas Utilities—0.5%
South Jersey Industries, Inc.	145,300	8,149,877

Health Care Equipment & Supplies—5.8%
Abaxis, Inc. (a)	178,254	6,930,516
Cyberonics, Inc. (a)	59,400	3,875,850
Haemonetics Corp. (a)	504,208	16,432,139
IDEXX Laboratories, Inc. (a)	166,700	20,237,380
Meridian Bioscience, Inc.	369,100	8,042,689
Sirona Dental Systems, Inc. (a)	238,300	17,793,861
West Pharmaceutical Services, Inc.	493,566	21,741,582

		95,054,017

MSF-151

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—2.8%
Amsurg Corp. (a)	107,842	$5,077,201
Henry Schein, Inc. (a)	179,400	21,414,978
MWI Veterinary Supply, Inc. (a)	121,355	18,885,265

		45,377,444

Hotels, Restaurants & Leisure—4.5%
Bally Technologies, Inc. (a)	296,830	19,670,924
Brinker International, Inc.	322,000	16,888,900
Cheesecake Factory, Inc. (The)	184,200	8,773,446
Cracker Barrel Old Country Store, Inc.	83,800	8,148,712
Papa John’s International, Inc.	220,200	11,474,622
Texas Roadhouse, Inc.	323,100	8,426,448

		73,383,052

Household Durables—0.2%
Leggett & Platt, Inc.	126,100	4,115,904

Household Products—2.2%
Church & Dwight Co., Inc.	522,300	36,075,261

Industrial Conglomerates—0.7%
Raven Industries, Inc.	337,029	11,037,700

Insurance—1.0%
RLI Corp.	240,540	10,641,490
Safety Insurance Group, Inc.	102,900	5,541,165

		16,182,655

Internet Software & Services—0.3%
j2 Global, Inc.	105,100	5,260,255

IT Services—1.4%
Jack Henry & Associates, Inc.	227,800	12,702,128
Sapient Corp. (a)	622,073	10,612,565

		23,314,693

Leisure Products—1.7%
Polaris Industries, Inc.	201,698	28,179,228

Life Sciences Tools & Services—2.3%
ICON plc (a)	468,937	22,297,954
PAREXEL International Corp. (a)	157,800	8,535,402
Techne Corp.	77,100	6,582,027

		37,415,383

Machinery—10.4%
Chart Industries, Inc. (a)	73,500	5,846,925
CLARCOR, Inc.	423,702	24,299,310
Donaldson Co., Inc.	287,800	12,202,720
Graco, Inc.	89,300	6,674,282
Lincoln Electric Holdings, Inc.	64,578	4,650,262
Middleby Corp. (The) (a)	59,900	15,826,179
Nordson Corp.	244,962	17,267,371
RBC Bearings, Inc. (a)	50,800	3,235,960
Tennant Co.	86,278	5,661,562

Machinery—(Continued)
Toro Co. (The)	251,300	15,879,647
Valmont Industries, Inc.	135,000	20,093,400
Wabtec Corp.	488,400	37,851,000

		169,488,618

Media—1.2%
LIN Media LLC - Class A (a)	204,300	5,413,950
Media General, Inc. (a)	190,400	3,497,648
Nexstar Broadcasting Group, Inc. - Class A	309,300	11,604,936

		20,516,534

Metals & Mining—1.2%
Alamos Gold, Inc. (a)	624,100	5,629,382
Compass Minerals International, Inc.	178,000	14,688,560

		20,317,942

Multi-Utilities—0.3%
NorthWestern Corp.	106,700	5,060,781

Oil, Gas & Consumable Fuels—2.0%
Evolution Petroleum Corp.	122,500	1,559,425
Gulfport Energy Corp. (a)	266,100	18,940,998
Laredo Petroleum, Inc. (a)	179,700	4,647,042
Oasis Petroleum, Inc. (a)	146,800	6,125,964
Painted Pony Petroleum, Ltd. (a)	267,900	2,205,041

		33,478,470

Paper & Forest Products—0.6%
Stella-Jones, Inc.	242,900	6,689,976
Stella-Jones, Inc. (144A)	103,200	2,866,822

		9,556,798

Professional Services—0.9%
Exponent, Inc.	167,578	12,578,405
Mistras Group, Inc. (a)	64,934	1,478,547

		14,056,952

Real Estate Management & Development—2.6%
Altisource Asset Management Corp. (a)	17,605	18,919,213
Altisource Portfolio Solutions S.A. (a)	191,352	23,279,885

		42,199,098

Road & Rail—0.3%
Genesee & Wyoming, Inc. - Class A (a)	52,900	5,148,228

Semiconductors & Semiconductor Equipment—2.0%
Hittite Microwave Corp.	267,092	16,837,480
Power Integrations, Inc.	235,030	15,460,273

		32,297,753

Software—8.1%
Advent Software, Inc.	241,200	7,081,632
Computer Modelling Group, Ltd.	152,800	4,062,967

MSF-152

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Constellation Software, Inc.	90,450	$21,927,273
FactSet Research Systems, Inc.	91,100	9,821,491
Manhattan Associates, Inc. (a)	629,676	22,057,550
MICROS Systems, Inc. (a)	395,632	20,940,802
Monotype Imaging Holdings, Inc.	304,793	9,186,461
Solera Holdings, Inc.	328,300	20,794,522
Tyler Technologies, Inc. (a)	192,500	16,108,400

		131,981,098

Specialty Retail—2.8%
Hibbett Sports, Inc. (a)	244,700	12,939,736
Sally Beauty Holdings, Inc. (a)	488,900	13,395,860
Tractor Supply Co.	267,700	18,907,651

		45,243,247

Technology Hardware, Storage & Peripherals—0.0%
Electronics For Imaging, Inc. (a)	15,400	666,974

Textiles, Apparel & Luxury Goods—0.5%
Wolverine World Wide, Inc.	266,700	7,614,285

Thrifts & Mortgage Finance—1.6%
Home Loan Servicing Solutions, Ltd.	674,739	14,574,362
Ocwen Financial Corp. (a)	307,000	12,028,260

		26,602,622

Trading Companies & Distributors—2.2%
Applied Industrial Technologies, Inc.	286,807	13,835,570
Beacon Roofing Supply, Inc. (a)	226,013	8,737,662
MSC Industrial Direct Co., Inc. - Class A	59,800	5,173,896
Watsco, Inc.	90,625	9,054,344

		36,801,472

Total Common Stocks (Cost $1,054,178,099)		1,580,875,241

Short-Term Investment—3.3%
Security Description	Principal Amount*	Value

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $54,080,000 on 04/01/14, collateralized by $55,025,000 U.S. Treasury Note at 0.625% due 11/15/16 with a value of $55,162,563.	54,080,000	54,080,000

Total Short-Term Investment (Cost $54,080,000)		54,080,000

Total Investments—99.9% (Cost $1,108,258,099) (b)		1,634,955,241
Other assets and liabilities (net)—0.1%		1,561,976

Net Assets—100.0%		$1,636,517,217

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of March 31, 2014, the aggregate cost of investments was $1,108,258,099. The aggregate unrealized appreciation and depreciation of investments were $534,424,658 and $(7,727,516), respectively, resulting in net unrealized appreciation of $526,697,142.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $2,866,822, which is 0.2% of net assets.

MSF-153

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,644,454	$—	$—	$1,644,454
Air Freight & Logistics	8,856,624	—	—	8,856,624
Auto Components	6,668,595	—	—	6,668,595
Banks	132,134,980	—	—	132,134,980
Beverages	15,044,043	—	—	15,044,043
Building Products	14,284,060	—	—	14,284,060
Chemicals	75,015,085	—	—	75,015,085
Commercial Services & Supplies	63,773,900	—	—	63,773,900
Communications Equipment	11,444,589	—	—	11,444,589
Construction & Engineering	2,443,370	—	—	2,443,370
Construction Materials	8,280,844	—	—	8,280,844
Containers & Packaging	41,846,429	—	—	41,846,429
Distributors	22,495,855	—	—	22,495,855
Electrical Equipment	9,279,798	—	—	9,279,798
Electronic Equipment, Instruments & Components	62,721,915	—	—	62,721,915
Energy Equipment & Services	79,435,747	—	—	79,435,747
Food & Staples Retailing	3,374,616	—	—	3,374,616
Food Products	37,553,996	—	—	37,553,996
Gas Utilities	8,149,877	—	—	8,149,877
Health Care Equipment & Supplies	95,054,017	—	—	95,054,017
Health Care Providers & Services	45,377,444	—	—	45,377,444
Hotels, Restaurants & Leisure	73,383,052	—	—	73,383,052
Household Durables	4,115,904	—	—	4,115,904
Household Products	36,075,261	—	—	36,075,261
Industrial Conglomerates	11,037,700	—	—	11,037,700
Insurance	16,182,655	—	—	16,182,655
Internet Software & Services	5,260,255	—	—	5,260,255
IT Services	23,314,693	—	—	23,314,693
Leisure Products	28,179,228	—	—	28,179,228
Life Sciences Tools & Services	37,415,383	—	—	37,415,383
Machinery	169,488,618	—	—	169,488,618
Media	20,516,534	—	—	20,516,534
Metals & Mining	20,317,942	—	—	20,317,942
Multi-Utilities	5,060,781	—	—	5,060,781
Oil, Gas & Consumable Fuels	33,478,470	—	—	33,478,470
Paper & Forest Products	6,689,976	2,866,822	—	9,556,798

MSF-154

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Professional Services	$14,056,952	$—	$—	$14,056,952
Real Estate Management & Development	42,199,098	—	—	42,199,098
Road & Rail	5,148,228	—	—	5,148,228
Semiconductors & Semiconductor Equipment	32,297,753	—	—	32,297,753
Software	131,981,098	—	—	131,981,098
Specialty Retail	45,243,247	—	—	45,243,247
Technology Hardware, Storage & Peripherals	666,974	—	—	666,974
Textiles, Apparel & Luxury Goods	7,614,285	—	—	7,614,285
Thrifts & Mortgage Finance	26,602,622	—	—	26,602,622
Trading Companies & Distributors	36,801,472	—	—	36,801,472
Total Common Stocks	1,578,008,419	2,866,822	—	1,580,875,241
Total Short-Term Investment*	—	54,080,000	—	54,080,000
Total Investments	$1,578,008,419	$56,946,822	$—	$1,634,955,241

*	See Schedule of Investments for additional detailed categorizations.

MSF-155

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—94.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
AAR Corp. (a)	20,590	$534,310
Aerovironment, Inc. (b)	8,967	360,922
American Science & Engineering, Inc.	4,769	320,334
Astronics Corp. (b)	7,718	489,398
Cubic Corp.	9,993	510,343
Curtiss-Wright Corp.	23,640	1,502,086
DigitalGlobe, Inc. (b)	37,451	1,086,453
Ducommun, Inc. (b)	5,534	138,682
Engility Holdings, Inc. (b)	8,737	393,602
Esterline Technologies Corp. (b)	15,964	1,700,805
GenCorp, Inc. (a) (b)	29,383	536,827
HEICO Corp. (a)	33,494	2,014,999
KEYW Holding Corp. (The) (a) (b)	16,705	312,551
Kratos Defense & Security Solutions, Inc. (a) (b)	22,697	171,135
Moog, Inc. - Class A (b)	22,907	1,500,638
National Presto Industries, Inc. (a)	2,572	200,719
Orbital Sciences Corp. (b)	29,768	830,527
Sparton Corp. (b)	5,744	168,184
Taser International, Inc. (b)	26,071	476,839
Teledyne Technologies, Inc. (b)	18,825	1,832,237

		15,081,591

Air Freight & Logistics—0.4%
Air Transport Services Group, Inc. (b)	26,883	211,032
Atlas Air Worldwide Holdings, Inc. (a) (b)	13,131	463,130
Echo Global Logistics, Inc. (a) (b)	8,016	146,853
Forward Air Corp.	15,560	717,472
HUB Group, Inc. - Class A (a) (b)	19,221	768,648
Pacer International, Inc. (b)	18,622	166,853
Park-Ohio Holdings Corp. (b)	4,748	266,600
UTi Worldwide, Inc. (a)	45,516	482,014
XPO Logistics, Inc. (a) (b)	24,587	723,104

		3,945,706

Airlines—0.5%
Allegiant Travel Co.	7,740	866,338
Hawaiian Holdings, Inc. (a) (b)	26,730	373,151
JetBlue Airways Corp. (a) (b)	117,553	1,021,536
Republic Airways Holdings, Inc. (b)	25,789	235,712
SkyWest, Inc.	24,419	311,586
Spirit Airlines, Inc. (b)	30,196	1,793,642

		4,601,965

Auto Components—1.0%
American Axle & Manufacturing Holdings, Inc. (b)	34,595	640,699
Cooper Tire & Rubber Co. (a)	32,939	800,418
Dana Holding Corp. (a)	80,136	1,864,765
Dorman Products, Inc. (a) (b)	12,774	754,432
Drew Industries, Inc.	11,598	628,612
Federal-Mogul Corp. (a) (b)	10,391	194,416
Gentherm, Inc. (b)	19,455	675,478
Modine Manufacturing Co. (a) (b)	24,735	362,368
Remy International, Inc. (a)	9,705	229,232

Auto Components—(Continued)
Standard Motor Products, Inc.	9,638	344,751
Stoneridge, Inc. (b)	13,705	153,907
Superior Industries International, Inc. (a)	12,615	258,481
Tenneco, Inc. (b)	30,850	1,791,459

		8,699,018

Automobiles—0.0%
Winnebago Industries, Inc. (a) (b)	16,165	442,759

Banks—6.8%
1st Source Corp.	8,143	261,309
1st United Bancorp, Inc. (a)	12,631	96,753
Ameris Bancorp (b)	13,498	314,503
Ames National Corp.	4,449	98,056
Arrow Financial Corp. (a)	5,595	147,932
Bancfirst Corp. (a)	4,227	239,375
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	369,872
Bancorp, Inc. (b)	17,608	331,206
BancorpSouth, Inc. (a)	48,388	1,207,764
Bank of Kentucky Financial Corp. (a)	3,484	130,789
Bank of Marin Bancorp (a)	3,199	144,019
Bank of the Ozarks, Inc. (a)	15,721	1,069,971
Banner Corp.	10,387	428,048
BBCN Bancorp, Inc.	39,760	681,486
BNC Bancorp (a)	10,025	173,733
Boston Private Financial Holdings, Inc.	40,232	544,339
Bridge Bancorp, Inc.	6,098	162,878
Bridge Capital Holdings (a) (b)	5,459	129,706
Bryn Mawr Bank Corp.	6,395	183,728
Camden National Corp. (a)	3,953	162,864
Capital Bank Financial Corp. - Class A (b)	12,884	323,517
Cardinal Financial Corp.	17,067	304,305
Cathay General Bancorp (a)	39,976	1,006,995
Center Bancorp, Inc.	6,530	124,070
Centerstate Banks, Inc.	16,702	182,386
Central Pacific Financial Corp.	11,945	241,289
Chemical Financial Corp. (a)	16,708	542,175
Citizens & Northern Corp. (a)	6,716	132,372
City Holding Co. (a)	8,336	373,953
CNB Financial Corp. (a)	6,782	119,906
CoBiz Financial, Inc.	17,832	205,425
Columbia Banking System, Inc.	26,670	760,628
Community Bank System, Inc. (a)	21,059	821,722
Community Trust Bancorp, Inc.	7,420	307,782
Customers Bancorp, Inc. (b)	10,624	221,723
CVB Financial Corp. (a)	47,878	761,260
Eagle Bancorp, Inc. (b)	11,635	420,024
Enterprise Financial Services Corp.	11,259	225,968
Fidelity Southern Corp. (a)	7,991	111,634
Financial Institutions, Inc. (a)	6,461	148,732
First Bancorp (a)	47,589	375,134
First Busey Corp.	42,355	245,659
First Commonwealth Financial Corp. (a)	50,529	456,782
First Community Bancshares, Inc.	8,470	138,569
First Connecticut Bancorp, Inc. (a)	9,833	153,985

MSF-156

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
First Financial Bancorp (a)	30,745	$552,795
First Financial Bankshares, Inc. (a)	16,756	1,035,353
First Financial Corp. (a)	6,038	203,360
First Financial Holdings, Inc.	12,195	763,651
First Interstate Bancsystem, Inc.	9,233	260,555
First Merchants Corp.	18,171	393,220
First Midwest Bancorp, Inc.	38,435	656,470
First of Long Island Corp. (The) (a)	3,355	136,247
FirstMerit Corp.	83,808	1,745,721
Flushing Financial Corp.	17,365	365,881
FNB Corp. (a)	76,466	1,024,644
German American Bancorp, Inc. (a)	6,759	195,268
Glacier Bancorp, Inc. (a)	36,532	1,061,985
Great Southern Bancorp, Inc. (a)	6,069	182,252
Guaranty Bancorp (a)	8,675	123,619
Hancock Holding Co.	42,609	1,561,620
Hanmi Financial Corp. (a)	17,546	408,822
Heartland Financial USA, Inc. (a)	7,703	207,904
Heritage Financial Corp. (a)	10,314	174,513
Home BancShares, Inc.	23,766	818,026
Home Federal Bancorp, Inc.	10,146	157,872
HomeTrust Bancshares, Inc. (a) (b)	10,270	162,061
Horizon Bancorp (a)	4,830	107,612
Hudson Valley Holding Corp.	7,889	150,285
Iberiabank Corp.	15,241	1,069,156
Independent Bank Corp. (a)	11,835	465,944
Independent Bank Group, Inc. (a)	2,173	127,664
International Bancshares Corp.	27,173	681,499
Investors Bancorp, Inc. (a)	25,955	717,396
Lakeland Bancorp, Inc. (a)	16,496	185,580
Lakeland Financial Corp. (a)	9,208	370,346
MainSource Financial Group, Inc. (a)	12,295	210,245
MB Financial, Inc.	28,968	896,849
Metro Bancorp, Inc. (b)	7,930	167,640
National Bank Holdings Corp. - Class A	21,956	440,657
National Bankshares, Inc.	4,218	153,999
National Penn Bancshares, Inc.	59,275	619,424
NBT Bancorp, Inc. (a)	24,027	587,700
OFG Bancorp	25,382	436,317
Old National Bancorp	53,086	791,512
OmniAmerican Bancorp, Inc.	7,185	163,746
Pacific Continental Corp.	10,841	149,172
Pacific Premier Bancorp, Inc. (a) (b)	8,535	137,755
PacWest Bancorp (a)	19,360	832,674
Park National Corp.	5,759	442,810
Park Sterling Corp.	31,667	210,586
Peapack Gladstone Financial Corp.	6,672	146,757
Penns Woods Bancorp, Inc. (a)	1,988	96,975
Peoples Bancorp, Inc.	5,988	148,083
Pinnacle Financial Partners, Inc. (a)	18,820	705,562
Preferred Bank (b)	6,777	175,931
PrivateBancorp, Inc.	33,931	1,035,235
Prosperity Bancshares, Inc. (a)	30,210	1,998,391
Renasant Corp. (a)	15,636	454,226
Republic Bancorp, Inc. - Class A	5,421	122,515
S&T Bancorp, Inc. (a)	15,660	371,142
Sandy Spring Bancorp, Inc.	13,670	341,477

Banks—(Continued)
Seacoast Banking Corp. of Florida (b)	9,511	104,583
Sierra Bancorp	7,033	111,965
Simmons First National Corp. - Class A (a)	9,347	348,363
Southside Bancshares, Inc. (a)	8,740	274,261
Southwest Bancorp, Inc.	11,069	195,479
State Bank Financial Corp.	16,379	289,745
Sterling Bancorp	42,278	535,239
Sterling Financial Corp. (a)	17,351	578,309
Suffolk Bancorp (a) (b)	6,378	142,229
Susquehanna Bancshares, Inc.	93,642	1,066,582
SY Bancorp, Inc. (a)	7,089	224,296
Talmer Bancorp, Inc. - Class A (b)	13,716	200,747
Taylor Capital Group, Inc. (a) (b)	7,775	185,978
Texas Capital Bancshares, Inc. (a) (b)	21,162	1,374,260
Tompkins Financial Corp. (a)	7,424	363,479
TowneBank (a)	12,365	191,781
Trico Bancshares (a)	8,062	209,048
Trustmark Corp. (a)	34,161	865,981
UMB Financial Corp. (a)	17,961	1,162,077
Umpqua Holdings Corp. (a)	55,322	1,031,202
Union First Market Bankshares Corp.	22,489	571,670
United Bankshares, Inc.	32,578	997,538
United Community Banks, Inc. (b)	21,449	416,325
Univest Corp. of Pennsylvania	9,559	196,151
ViewPoint Financial Group, Inc.	20,388	588,194
Washington Banking Co.	9,167	162,989
Washington Trust Bancorp, Inc.	7,713	289,006
Webster Financial Corp.	45,341	1,408,291
WesBanco, Inc.	12,861	409,366
West Bancorp, Inc. (a)	8,036	122,067
Westamerica Bancorp (a)	14,310	773,885
Western Alliance Bancorp (b)	37,712	927,715
Wilshire Bancorp, Inc.	35,291	391,730
Wintrust Financial Corp.	22,057	1,073,294
Yadkin Financial Corp. (b)	7,897	169,075

		61,441,927

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a) (b)	4,482	1,096,880
Coca-Cola Bottling Co. Consolidated (a)	2,376	201,913
National Beverage Corp. (a) (b)	7,440	145,154

		1,443,947

Biotechnology—4.2%
ACADIA Pharmaceuticals, Inc. (a) (b)	39,405	958,724
Acceleron Pharma, Inc. (a) (b)	3,354	115,713
Achillion Pharmaceuticals, Inc. (a) (b)	49,415	162,575
Acorda Therapeutics, Inc. (b)	20,455	775,449
Aegerion Pharmaceuticals, Inc. (a) (b)	14,687	677,364
Agios Pharmaceuticals, Inc. (a) (b)	3,963	155,151
Alnylam Pharmaceuticals, Inc. (b)	30,144	2,023,868
AMAG Pharmaceuticals, Inc. (a) (b)	11,699	226,376
Anacor Pharmaceuticals, Inc. (b)	14,559	291,326
Arena Pharmaceuticals, Inc. (a) (b)	114,562	721,741
Array BioPharma, Inc. (a) (b)	63,397	297,966
Auspex Pharmaceuticals, Inc. (b)	6,206	190,897

MSF-157

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Cell Therapeutics, Inc. (a) (b)	63,353	$215,400
Celldex Therapeutics, Inc. (a) (b)	45,622	806,141
Cepheid, Inc. (a) (b)	34,332	1,770,845
Chelsea Therapeutics International, Ltd. (a) (b)	38,469	212,349
Chimerix, Inc. (b)	4,867	111,162
Clovis Oncology, Inc. (b)	9,325	645,943
Curis, Inc. (a) (b)	43,921	123,857
Cytokinetics, Inc. (a) (b)	15,263	144,999
Dendreon Corp. (a) (b)	82,091	245,452
Durata Therapeutics, Inc. (a) (b)	7,485	100,748
Dyax Corp. (b)	69,204	621,452
Dynavax Technologies Corp. (a) (b)	140,824	253,483
Emergent Biosolutions, Inc. (a) (b)	13,410	338,871
Exact Sciences Corp. (a) (b)	36,373	515,405
Exelixis, Inc. (a) (b)	94,969	336,190
Foundation Medicine, Inc. (a) (b)	3,945	127,700
Galena Biopharma, Inc. (a) (b)	47,568	118,920
Genomic Health, Inc. (a) (b)	8,810	232,055
Geron Corp. (a) (b)	72,481	150,760
Halozyme Therapeutics, Inc. (a) (b)	47,510	603,377
Hyperion Therapeutics, Inc. (a) (b)	4,670	120,486
Idenix Pharmaceuticals, Inc. (a) (b)	58,588	353,286
ImmunoGen, Inc. (a) (b)	44,397	662,847
Immunomedics, Inc. (a) (b)	39,907	168,008
Infinity Pharmaceuticals, Inc. (a) (b)	24,496	291,257
Insmed, Inc. (b)	18,158	345,728
Insys Therapeutics, Inc. (a) (b)	4,440	183,949
Intercept Pharmaceuticals, Inc. (a) (b)	3,580	1,180,648
InterMune, Inc. (a) (b)	49,793	1,666,572
Intrexon Corp. (a) (b)	7,750	203,748
Ironwood Pharmaceuticals, Inc. (a) (b)	54,648	673,263
Isis Pharmaceuticals, Inc. (a) (b)	56,969	2,461,631
Karyopharm Therapeutics, Inc. (a) (b)	4,193	129,522
Keryx Biopharmaceuticals, Inc. (a) (b)	46,107	785,663
KYTHERA Biopharmaceuticals, Inc. (a) (b)	7,404	294,383
Lexicon Pharmaceuticals, Inc. (a) (b)	119,680	207,046
Ligand Pharmaceuticals, Inc. (a) (b)	9,228	620,675
MannKind Corp. (a) (b)	74,752	300,503
Merrimack Pharmaceuticals, Inc. (a) (b)	46,931	236,532
MiMedx Group, Inc. (a) (b)	49,469	303,245
Momenta Pharmaceuticals, Inc. (b)	23,710	276,222
Navidea Biopharmaceuticals, Inc. (a) (b)	64,614	119,536
Neurocrine Biosciences, Inc. (a) (b)	35,916	578,248
NewLink Genetics Corp. (a) (b)	8,942	253,953
Novavax, Inc. (a) (b)	98,843	447,759
NPS Pharmaceuticals, Inc. (a) (b)	51,119	1,529,992
Ophthotech Corp. (a) (b)	6,374	227,807
Opko Health, Inc. (a) (b)	95,942	894,179
Orexigen Therapeutics, Inc. (a) (b)	58,227	378,476
Osiris Therapeutics, Inc. (a) (b)	9,827	129,029
PDL BioPharma, Inc. (a)	82,274	683,697
Peregrine Pharmaceuticals, Inc. (a) (b)	110,730	210,387
Portola Pharmaceuticals, Inc. (a) (b)	6,934	179,591
Progenics Pharmaceuticals, Inc. (a) (b)	49,453	202,263
Prothena Corp. plc (a) (b)	6,779	259,703
PTC Therapeutics, Inc. (b)	6,967	182,117
Puma Biotechnology, Inc. (a) (b)	11,821	1,231,039

Biotechnology—(Continued)
Raptor Pharmaceutical Corp. (a) (b)	30,816	308,160
Receptos, Inc. (b)	4,028	168,934
Repligen Corp. (b)	18,018	231,711
Retrophin, Inc. (b)	12,865	273,587
Rigel Pharmaceuticals, Inc. (a) (b)	47,337	183,668
Sangamo Biosciences, Inc. (a) (b)	31,618	571,653
Sarepta Therapeutics, Inc. (a) (b)	19,766	474,977
Spectrum Pharmaceuticals, Inc. (a) (b)	30,932	242,507
Stemline Therapeutics, Inc. (a) (b)	5,043	102,675
Sunesis Pharmaceuticals, Inc. (b)	18,324	121,122
Synageva BioPharma Corp. (a) (b)	9,970	827,211
Synergy Pharmaceuticals, Inc. (a) (b)	42,569	226,041
Synta Pharmaceuticals Corp. (a) (b)	20,751	89,437
TESARO, Inc. (a) (b)	6,990	206,065
Threshold Pharmaceuticals, Inc. (a) (b)	24,847	118,272
Ultragenyx Pharmaceutical, Inc. (b)	4,764	232,893
Vanda Pharmaceuticals, Inc. (a) (b)	15,947	259,139
XOMA Corp. (a) (b)	41,315	215,251
ZIOPHARM Oncology, Inc. (a) (b)	38,299	175,409

		38,273,961

Building Products—0.8%
AAON, Inc.	15,362	428,139
American Woodmark Corp. (b)	5,650	190,179
Apogee Enterprises, Inc. (a)	16,385	544,474
Builders FirstSource, Inc. (a) (b)	25,665	233,808
Continental Building Products, Inc. (b)	10,421	196,290
Gibraltar Industries, Inc. (b)	14,856	280,333
Griffon Corp. (a)	24,495	292,470
Insteel Industries, Inc.	9,958	195,874
NCI Building Systems, Inc. (b)	10,596	185,006
Nortek, Inc. (b)	4,481	368,383
Patrick Industries, Inc. (b)	3,662	162,336
PGT, Inc. (b)	17,505	201,483
Ply Gem Holdings, Inc. (a) (b)	10,411	131,491
Quanex Building Products Corp. (a)	17,697	365,974
Simpson Manufacturing Co., Inc.	20,877	737,584
Trex Co., Inc. (b)	8,732	638,833
Universal Forest Products, Inc.	10,498	580,959
USG Corp. (b)	39,350	1,287,532

		7,021,148

Capital Markets—2.5%
Apollo Investment Corp. (a)	116,588	968,846
Arlington Asset Investment Corp. - Class A (a)	7,800	206,544
BGC Partners, Inc. - Class A	64,999	425,094
BlackRock Kelso Capital Corp. (a)	38,057	348,983
Calamos Asset Management, Inc. - Class A	11,175	144,493
Capital Southwest Corp.	7,000	243,040
Cohen & Steers, Inc. (a)	9,693	386,266
Cowen Group, Inc. - Class A (b)	63,759	281,177
Diamond Hill Investment Group, Inc. (a)	1,546	203,206
Evercore Partners, Inc. - Class A	16,148	892,177
FBR & Co. (b)	5,282	136,434
Fidus Investment Corp. (a)	7,619	147,123
Fifth Street Finance Corp.	69,174	654,386

MSF-158

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Financial Engines, Inc. (a)	24,757	$1,257,161
Firsthand Technology Value Fund, Inc. (a) (b)	5,589	119,325
FXCM, Inc. (a)	18,846	278,355
GAMCO Investors, Inc. - Class A	3,184	247,238
GFI Group, Inc.	37,273	132,319
Gladstone Capital Corp. (a)	12,173	122,704
Gladstone Investment Corp. (a)	14,338	118,575
Golub Capital BDC, Inc. (a)	17,843	318,319
Greenhill & Co., Inc. (a)	13,790	716,804
GSV Capital Corp. (a) (b)	10,696	108,457
Hercules Technology Growth Capital, Inc. (a)	32,237	453,575
HFF, Inc. - Class A	17,729	595,872
ICG Group, Inc. (b)	20,148	411,422
International FCStone, Inc. (a) (b)	7,668	144,235
Investment Technology Group, Inc. (b)	17,949	362,570
Janus Capital Group, Inc. (a)	75,490	820,576
KCAP Financial, Inc. (a)	12,596	109,081
KCG Holdings, Inc. - Class A (a) (b)	36,686	437,664
Ladenburg Thalmann Financial Services, Inc. (a) (b)	56,603	170,941
Main Street Capital Corp. (a)	19,878	653,191
Manning & Napier, Inc.	8,917	149,538
MCG Capital Corp. (a)	37,449	141,932
Medallion Financial Corp. (a)	11,521	152,192
Medley Capital Corp. (a)	24,795	337,460
MVC Capital, Inc. (a)	13,488	182,762
New Mountain Finance Corp. (a)	23,585	343,162
Oppenheimer Holdings, Inc. - Class A	5,749	161,260
PennantPark Floating Rate Capital, Ltd. (a)	8,031	110,988
PennantPark Investment Corp. (a)	33,969	375,358
Piper Jaffray Cos. (b)	8,439	386,506
Prospect Capital Corp. (a)	159,096	1,718,237
Safeguard Scientifics, Inc. (a) (b)	11,857	262,988
Solar Capital, Ltd.	23,565	513,246
Solar Senior Capital, Ltd. (a)	6,468	110,668
Stifel Financial Corp. (b)	31,775	1,581,124
SWS Group, Inc. (b)	16,337	122,201
TCP Capital Corp. (a)	18,817	311,421
THL Credit, Inc. (a)	17,620	243,156
TICC Capital Corp. (a)	23,804	232,803
Triangle Capital Corp.	13,996	362,356
Virtus Investment Partners, Inc. (b)	3,430	593,973
Walter Investment Management Corp. (a) (b)	19,069	568,828
Westwood Holdings Group, Inc.	3,352	210,137
WisdomTree Investments, Inc. (a) (b)	50,887	667,638

		22,456,087

Chemicals—2.2%
A. Schulman, Inc.	15,164	549,847
Advanced Emissions Solutions, Inc. (b)	13,514	331,634
American Vanguard Corp. (a)	14,887	322,304
Arabian American Development Co. (b)	10,819	117,386
Axiall Corp.	35,265	1,584,104
Balchem Corp.	15,297	797,280
Calgon Carbon Corp. (b)	26,333	574,849
Chase Corp. (a)	3,533	111,395

Chemicals—(Continued)
Chemtura Corp. (b)	52,204	1,320,239
Ferro Corp. (b)	34,923	477,048
Flotek Industries, Inc. (a) (b)	24,436	680,543
FutureFuel Corp. (a)	10,195	206,958
Hawkins, Inc. (a)	4,778	175,544
HB Fuller Co.	25,868	1,248,907
Innophos Holdings, Inc.	11,603	657,890
Innospec, Inc.	12,490	564,923
Intrepid Potash, Inc. (a) (b)	27,693	428,134
Koppers Holdings, Inc.	11,124	458,642
Kraton Performance Polymers, Inc. (b)	16,524	431,937
Landec Corp. (b)	14,010	156,352
LSB Industries, Inc. (a) (b)	9,253	346,247
Minerals Technologies, Inc.	17,678	1,141,292
Olin Corp. (a)	41,593	1,148,383
OM Group, Inc.	16,641	552,814
OMNOVA Solutions, Inc. (b)	24,497	254,279
PolyOne Corp.	50,382	1,847,004
Quaker Chemical Corp.	6,591	519,568
Sensient Technologies Corp.	26,383	1,488,265
Stepan Co.	10,436	673,748
Taminco Corp. (b)	8,553	179,698
Tredegar Corp.	13,367	307,575
Zep, Inc.	10,762	190,487

		19,845,276

Commercial Services & Supplies—1.9%
ABM Industries, Inc.	27,975	804,002
ACCO Brands Corp. (a) (b)	58,424	359,892
ARC Document Solutions, Inc. (b)	21,379	159,060
Brink’s Co. (The)	24,924	711,580
Casella Waste Systems, Inc. - Class A (a) (b)	20,518	104,847
Ceco Environmental Corp. (a)	9,240	153,292
Deluxe Corp.	25,571	1,341,710
EnerNOC, Inc. (a) (b)	13,640	303,899
Ennis, Inc.	14,123	234,018
G&K Services, Inc. - Class A	9,849	602,463
Healthcare Services Group, Inc. (a)	34,663	1,007,307
Herman Miller, Inc.	29,708	954,518
HNI Corp. (a)	24,513	896,195
InnerWorkings, Inc. (a) (b)	22,568	172,871
Interface, Inc.	31,333	643,893
Kimball International, Inc. - Class B	18,813	340,703
Knoll, Inc.	25,885	470,848
McGrath RentCorp (a)	13,375	467,590
Mobile Mini, Inc.	19,043	825,705
MSA Safety, Inc. (a)	14,087	802,959
Multi-Color Corp.	6,895	241,325
Performant Financial Corp. (b)	12,041	108,923
Quad/Graphics, Inc.	13,076	306,632
Schawk, Inc. (a)	7,440	148,726
SP Plus Corp. (b)	8,683	228,102
Steelcase, Inc. - Class A	41,383	687,372
Team, Inc. (b)	10,055	430,957
Tetra Tech, Inc. (b) (c)	33,211	982,714
U.S. Ecology, Inc.	10,067	373,687

MSF-159

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
UniFirst Corp.	7,601	$835,654
United Stationers, Inc. (a)	20,554	844,153
Viad Corp.	11,786	283,335
West Corp. (a)	11,026	263,852

		17,092,784

Communications Equipment—1.7%
ADTRAN, Inc. (a)	30,097	734,668
ARRIS Group, Inc. (b)	59,022	1,663,240
Aruba Networks, Inc. (a) (b)	54,406	1,020,112
Bel Fuse, Inc. - Class B (a)	5,512	120,713
Black Box Corp.	10,452	254,402
CalAmp Corp. (a) (b)	19,380	540,121
Calix, Inc. (a) (b)	19,494	164,334
Ciena Corp. (a) (b)	51,644	1,174,384
Comtech Telecommunications Corp. (a)	8,068	257,046
Digi International, Inc. (b)	14,316	145,307
Emulex Corp. (b)	45,893	339,149
Extreme Networks, Inc. (b)	49,591	287,628
Finisar Corp. (a) (b)	47,662	1,263,520
Harmonic, Inc. (b)	60,347	430,878
Infinera Corp. (a) (b)	64,537	585,996
InterDigital, Inc. (a)	21,402	708,620
Ixia (b)	28,748	359,350
KVH Industries, Inc. (a) (b)	8,641	113,715
NETGEAR, Inc. (a) (b)	20,185	680,840
Oplink Communications, Inc. (b)	10,830	194,507
Parkervision, Inc. (a) (b)	43,816	210,317
Plantronics, Inc.	21,347	948,874
Procera Networks, Inc. (a) (b)	10,321	107,235
Ruckus Wireless, Inc. (a) (b)	22,533	274,001
ShoreTel, Inc. (b)	28,961	249,065
Sonus Networks, Inc. (a) (b)	111,897	377,093
Tessco Technologies, Inc. (a)	3,116	116,414
Ubiquiti Networks, Inc. (b)	5,898	268,182
ViaSat, Inc. (a) (b)	19,916	1,375,001

		14,964,712

Construction & Engineering—0.9%
Aegion Corp. (a) (b)	20,173	510,579
Argan, Inc.	6,140	182,542
Comfort Systems USA, Inc.	19,376	295,290
Dycom Industries, Inc. (b)	16,749	529,436
EMCOR Group, Inc.	33,263	1,556,376
Furmanite Corp. (b)	19,494	191,431
Granite Construction, Inc. (a)	20,021	799,439
Great Lakes Dredge & Dock Corp. (b)	32,033	292,461
Layne Christensen Co. (a) (b)	10,438	189,867
MasTec, Inc. (a) (b)	29,748	1,292,253
MYR Group, Inc. (b)	10,017	253,630
Northwest Pipe Co. (a) (b)	4,794	173,351
Orion Marine Group, Inc. (b)	14,575	183,208
Pike Corp. (b)	13,447	144,690
Primoris Services Corp.	17,845	534,993
Tutor Perini Corp. (b)	19,192	550,235

		7,679,781

Construction Materials—0.2%
Headwaters, Inc. (b)	38,364	506,788
Texas Industries, Inc. (a) (b)	11,145	998,815
U.S. Concrete, Inc. (a) (b)	7,217	169,600

		1,675,203

Consumer Finance—0.6%
Cash America International, Inc. (a)	14,003	542,196
Credit Acceptance Corp. (b)	3,612	513,446
DFC Global Corp. (a) (b)	22,515	198,807
Encore Capital Group, Inc. (a) (b)	12,804	585,143
Ezcorp, Inc. - Class A (a) (b)	24,505	264,409
First Cash Financial Services, Inc. (b)	14,639	738,684
Green Dot Corp. - Class A (a) (b)	12,988	253,656
JGWPT Holdings, Inc. - Class A (a) (b)	6,424	117,302
Nelnet, Inc. - Class A	12,596	515,176
Portfolio Recovery Associates, Inc. (a) (b)	25,449	1,472,479
Springleaf Holdings, Inc. (a) (b)	11,201	281,705
World Acceptance Corp. (a) (b)	4,646	348,822

		5,831,825

Containers & Packaging—0.2%
Berry Plastics Group, Inc. (b)	27,955	647,158
Graphic Packaging Holding Co. (b)	105,650	1,073,404
Myers Industries, Inc.	17,592	350,433

		2,070,995

Distributors—0.2%
Core-Mark Holding Co., Inc.	5,932	430,663
Pool Corp.	23,340	1,431,209
VOXX International Corp. (b)	10,683	146,143

		2,008,015

Diversified Consumer Services—1.0%
American Public Education, Inc. (a) (b)	9,943	348,801
Ascent Capital Group, Inc. - Class A (a) (b)	6,860	518,273
Bridgepoint Education, Inc. (b)	9,743	145,073
Bright Horizons Family Solutions, Inc. (a) (b)	6,946	271,658
Capella Education Co.	5,633	355,724
Career Education Corp. (a) (b)	30,241	225,598
Carriage Services, Inc. (a)	9,414	171,711
Grand Canyon Education, Inc. (b)	22,843	1,066,768
Hillenbrand, Inc.	28,780	930,458
Houghton Mifflin Harcourt Co. (a) (b)	14,080	286,246
ITT Educational Services, Inc. (a) (b)	11,937	342,353
K12, Inc. (a) (b)	13,883	314,450
LifeLock, Inc. (b)	33,274	569,318
Matthews International Corp. - Class A	13,720	559,913
Regis Corp. (a)	24,117	330,403
Sotheby’s	34,909	1,520,287
Steiner Leisure, Ltd. (b)	7,524	347,985
Strayer Education, Inc. (b)	6,343	294,506
Universal Technical Institute, Inc.	11,178	144,755

		8,744,280

MSF-160

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.3%
MarketAxess Holdings, Inc.	19,495	$1,154,494
NewStar Financial, Inc. (b)	14,397	199,542
PHH Corp. (a) (b)	28,995	749,231
PICO Holdings, Inc. (b)	12,147	315,701

		2,418,968

Diversified Telecommunication Services—0.6%
8x8, Inc. (a) (b)	44,907	485,445
Atlantic Tele-Network, Inc.	4,754	313,384
Cbeyond, Inc. (b)	14,694	106,532
Cincinnati Bell, Inc. (b)	106,292	367,770
Cogent Communications Group, Inc.	24,794	880,931
Consolidated Communications Holdings, Inc. (a)	19,216	384,512
Fairpoint Communications, Inc. (a) (b)	11,602	157,787
General Communication, Inc. - Class A (b)	16,537	188,687
Hawaiian Telcom Holdco, Inc. (a) (b)	6,401	182,365
IDT Corp. - Class B	8,438	140,577
inContact, Inc. (a) (b)	27,382	262,867
Inteliquent, Inc.	16,025	232,843
Iridium Communications, Inc. (a) (b)	32,786	246,223
Lumos Networks Corp.	8,454	113,030
magicJack VocalTec, Ltd. (a) (b)	8,630	183,215
ORBCOMM, Inc. (b)	19,477	133,417
Premiere Global Services, Inc. (a) (b)	24,982	301,283
Vonage Holdings Corp. (b)	74,697	318,956

		4,999,824

Electric Utilities—1.3%
ALLETE, Inc. (a)	20,181	1,057,888
Cleco Corp.	30,631	1,549,316
El Paso Electric Co.	21,145	755,511
Empire District Electric Co.	22,399	544,744
IDACORP, Inc. (a)	25,340	1,405,610
MGE Energy, Inc.	18,028	707,238
NRG Yield, Inc. - Class A (a)	12,728	503,138
Otter Tail Corp. (a)	18,873	581,100
PNM Resources, Inc.	40,592	1,097,202
Portland General Electric Co. (a)	38,989	1,260,904
UIL Holdings Corp. (a)	28,637	1,054,128
Unitil Corp.	7,429	243,968
UNS Energy Corp.	21,055	1,263,931

		12,024,678

Electrical Equipment—1.4%
Acuity Brands, Inc. (a)	21,597	2,863,114
AZZ, Inc. (a)	13,326	595,406
Brady Corp. - Class A	22,732	617,174
Capstone Turbine Corp. (a) (b)	164,599	350,596
Encore Wire Corp. (a)	10,537	511,150
EnerSys, Inc. (a)	25,000	1,732,250
Franklin Electric Co., Inc.	24,472	1,040,549
FuelCell Energy, Inc. (a) (b)	88,097	218,481
Generac Holdings, Inc.	25,812	1,522,134
General Cable Corp. (a)	24,951	638,995

Electrical Equipment—(Continued)
Global Power Equipment Group, Inc. (a)	8,163	162,362
GrafTech International, Ltd. (a) (b)	58,953	643,767
Polypore International, Inc. (a) (b)	23,444	802,019
Powell Industries, Inc.	4,404	285,379
PowerSecure International, Inc. (a) (b)	9,992	234,212
Preformed Line Products Co.	1,401	96,033
Thermon Group Holdings, Inc. (b)	13,760	318,957

		12,632,578

Electronic Equipment, Instruments & Components—2.6%
Agilysys, Inc. (b)	8,133	108,982
Anixter International, Inc.	13,642	1,384,936
Badger Meter, Inc. (a)	6,820	375,782
Belden, Inc.	22,330	1,554,168
Benchmark Electronics, Inc. (b)	26,591	602,286
Checkpoint Systems, Inc. (b)	21,005	281,887
Cognex Corp. (b)	44,140	1,494,580
Coherent, Inc. (b)	12,319	805,047
CTS Corp. (a)	18,070	377,302
Daktronics, Inc.	18,513	266,402
DTS, Inc. (a) (b)	9,298	183,729
Electro Rent Corp.	9,062	159,401
Electro Scientific Industries, Inc.	11,663	114,881
Fabrinet (a) (b)	14,981	311,155
FARO Technologies, Inc. (b)	8,551	453,203
FEI Co.	21,007	2,164,141
GSI Group, Inc. (b)	18,739	244,731
II-VI, Inc. (b)	27,302	421,270
Insight Enterprises, Inc. (b) (c)	22,462	564,021
InvenSense, Inc. (a) (b)	29,030	687,140
Itron, Inc. (a) (b)	19,812	704,119
Kemet Corp. (a) (b)	22,874	132,898
Littelfuse, Inc.	11,202	1,048,955
Maxwell Technologies, Inc. (a) (b)	14,377	185,751
Measurement Specialties, Inc. (a) (b)	8,286	562,205
Mercury Systems, Inc. (b)	15,581	205,825
Mesa Laboratories, Inc. (a)	1,416	127,794
Methode Electronics, Inc.	19,169	587,722
MTS Systems Corp. (a)	8,022	549,427
Newport Corp. (b)	20,202	417,777
OSI Systems, Inc. (b)	10,001	598,660
Park Electrochemical Corp.	10,569	315,696
PC Connection, Inc.	5,366	109,037
Plexus Corp. (b) (c)	17,502	701,305
RealD, Inc. (b)	18,684	208,700
Rofin-Sinar Technologies, Inc. (a) (b)	15,227	364,839
Rogers Corp. (b)	8,965	559,595
Sanmina Corp. (b)	42,537	742,271
ScanSource, Inc. (b)	14,516	591,817
SYNNEX Corp. (b)	13,438	814,477
TTM Technologies, Inc. (b)	26,923	227,499
Universal Display Corp. (a) (b)	21,034	671,195
Vishay Precision Group, Inc. (b)	6,727	116,915
Zygo Corp. (b)	8,667	131,652

		23,231,175

MSF-161

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.8%
Basic Energy Services, Inc. (a) (b)	14,197	$389,140
Bristow Group, Inc.	18,228	1,376,579
C&J Energy Services, Inc. (a) (b)	23,819	694,562
CARBO Ceramics, Inc. (a)	9,985	1,377,830
CHC Group, Ltd. (b)	26,790	197,978
Dawson Geophysical Co.	5,124	143,523
Era Group, Inc. (b)	10,332	302,831
Exterran Holdings, Inc.	28,971	1,271,248
Forum Energy Technologies, Inc. (b)	19,863	615,356
Geospace Technologies Corp. (a) (b)	6,866	454,323
Gulf Island Fabrication, Inc.	7,812	168,817
GulfMark Offshore, Inc. - Class A (a)	13,516	607,409
Helix Energy Solutions Group, Inc. (b)	56,651	1,301,840
Hercules Offshore, Inc. (a) (b)	82,886	380,447
Hornbeck Offshore Services, Inc. (a) (b)	18,165	759,479
ION Geophysical Corp. (a) (b)	68,572	288,688
Key Energy Services, Inc. (b)	80,293	741,907
Matrix Service Co. (b)	14,196	479,541
Natural Gas Services Group, Inc. (b)	6,643	200,220
Newpark Resources, Inc. (a) (b)	42,672	488,594
North Atlantic Drilling, Ltd.	43,333	383,064
Nuverra Environmental Solutions, Inc. (a) (b)	8,304	168,488
Parker Drilling Co. (b)	61,149	433,547
PHI, Inc. (a) (b)	6,426	284,286
Pioneer Energy Services Corp. (b)	31,825	412,134
RigNet, Inc. (b)	6,898	371,319
SEACOR Holdings, Inc. (a) (b)	10,116	874,225
Tesco Corp. (a) (b)	16,366	302,771
TETRA Technologies, Inc. (b)	39,068	500,070
Vantage Drilling Co. (a) (b)	106,785	182,602
Willbros Group, Inc. (b)	22,413	282,852

		16,435,670

Food & Staples Retailing—1.1%
Andersons, Inc. (The)	14,631	866,740
Casey’s General Stores, Inc. (a)	19,362	1,308,678
Chefs’ Warehouse, Inc. (The) (a) (b)	8,577	183,548
Ingles Markets, Inc. - Class A	6,173	147,041
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	4,597	200,705
Pantry, Inc. (The) (b)	12,441	190,845
Pricesmart, Inc. (a)	9,705	979,526
Rite Aid Corp. (b)	367,509	2,304,281
Roundy’s, Inc.	16,462	113,193
Spartan Stores, Inc.	19,948	462,993
SUPERVALU, Inc. (a) (b)	101,674	695,450
Susser Holdings Corp. (a) (b)	9,109	569,039
United Natural Foods, Inc. (b)	24,889	1,765,128
Weis Markets, Inc.	6,205	305,596

		10,092,763

Food Products—1.6%
Annie’s, Inc. (a) (b)	6,956	279,562
B&G Foods, Inc. (a)	26,523	798,608
Boulder Brands, Inc. (a) (b)	31,712	558,765
Cal-Maine Foods, Inc. (a)	7,468	468,841

Food Products—(Continued)
Calavo Growers, Inc. (a)	6,124	217,892
Chiquita Brands International, Inc. (a) (b)	24,259	302,025
Darling International, Inc. (b)	80,172	1,605,043
Diamond Foods, Inc. (a) (b)	11,661	407,319
Fresh Del Monte Produce, Inc. (a)	19,290	531,825
Hain Celestial Group, Inc. (The) (b)	19,519	1,785,403
Inventure Foods, Inc. (b)	8,089	113,084
J&J Snack Foods Corp.	7,928	760,850
John B Sanfilippo & Son, Inc. (a)	4,642	106,859
Lancaster Colony Corp. (a)	9,483	942,800
Limoneira Co. (a)	4,954	112,357
Omega Protein Corp. (b)	11,349	136,982
Pilgrim’s Pride Corp. (b)	32,160	672,787
Post Holdings, Inc. (a) (b)	19,663	1,083,825
Sanderson Farms, Inc. (a)	12,630	991,329
Seaboard Corp. (b)	150	393,217
Seneca Foods Corp. - Class A (b)	4,612	145,186
Snyders-Lance, Inc. (a)	26,518	747,542
Tootsie Roll Industries, Inc. (a)	10,237	306,496
TreeHouse Foods, Inc. (b)	18,597	1,338,798

		14,807,395

Gas Utilities—0.8%
Chesapeake Utilities Corp. (a)	4,650	293,694
Laclede Group, Inc. (The)	16,259	766,612
New Jersey Resources Corp.	21,213	1,056,407
Northwest Natural Gas Co. (a)	14,144	622,478
Piedmont Natural Gas Co., Inc. (a)	38,534	1,363,718
South Jersey Industries, Inc.	15,904	892,055
Southwest Gas Corp.	23,934	1,279,272
WGL Holdings, Inc.	26,098	1,045,486

		7,319,722

Health Care Equipment & Supplies—3.4%
Abaxis, Inc. (a) (b)	12,234	475,658
ABIOMED, Inc. (a) (b)	19,803	515,670
Accuray, Inc. (a) (b)	37,218	357,293
Align Technology, Inc. (b)	37,075	1,920,114
Analogic Corp.	6,542	537,164
AngioDynamics, Inc. (b)	13,423	211,412
Anika Therapeutics, Inc. (a) (b)	7,087	291,276
Antares Pharma, Inc. (a) (b)	58,477	204,669
ArthroCare Corp. (b)	14,508	699,140
AtriCure, Inc. (b)	10,769	202,565
Atrion Corp. (a)	874	267,566
Cantel Medical Corp.	16,951	571,588
Cardiovascular Systems, Inc. (b)	12,840	408,184
Cerus Corp. (a) (b)	38,358	184,118
CONMED Corp.	14,206	617,251
CryoLife, Inc. (a)	17,220	171,511
Cyberonics, Inc. (a) (b)	14,671	957,283
Cynosure, Inc. - Class A (b)	9,126	267,392
Derma Sciences, Inc. (b)	10,829	137,312
DexCom, Inc. (b)	35,316	1,460,670
Endologix, Inc. (a) (b)	32,408	417,091
Exactech, Inc. (b)	5,322	120,064

MSF-162

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
GenMark Diagnostics, Inc. (a) (b)	19,362	$192,458
Globus Medical, Inc. - Class A (b)	27,849	740,505
Greatbatch, Inc. (b)	12,931	593,792
Haemonetics Corp. (a) (b)	26,522	864,352
HeartWare International, Inc. (a) (b)	8,570	803,695
ICU Medical, Inc. (b)	6,398	383,112
Insulet Corp. (b)	27,643	1,310,831
Integra LifeSciences Holdings Corp. (a) (b)	12,903	593,409
Invacare Corp.	15,930	303,785
LDR Holding Corp. (b)	3,300	113,289
Masimo Corp. (a) (b)	25,075	684,798
Meridian Bioscience, Inc. (a)	22,552	491,408
Merit Medical Systems, Inc. (b)	21,638	309,423
Natus Medical, Inc. (b)	16,472	424,978
Neogen Corp. (b)	17,828	801,369
NuVasive, Inc. (b)	22,552	866,222
NxStage Medical, Inc. (b)	30,508	388,672
OraSure Technologies, Inc. (b)	29,491	235,043
Orthofix International NV (b)	9,598	289,380
PhotoMedex, Inc. (a) (b)	7,589	120,134
Quidel Corp. (a) (b)	13,903	379,552
Rockwell Medical, Inc. (a) (b)	22,438	284,065
RTI Surgical, Inc. (a) (b)	31,773	129,634
Spectranetics Corp. (b)	21,548	653,120
Staar Surgical Co. (a) (b)	19,419	365,077
STERIS Corp.	29,805	1,423,189
SurModics, Inc. (a) (b)	9,958	225,051
Symmetry Medical, Inc. (b)	21,060	211,864
Tandem Diabetes Care, Inc. (a) (b)	7,345	162,251
TearLab Corp. (a) (b)	13,828	93,477
Thoratec Corp. (b)	28,903	1,035,016
Tornier NV (b)	13,588	288,337
Unilife Corp. (a) (b)	51,606	210,036
Utah Medical Products, Inc.	1,906	110,216
Vascular Solutions, Inc. (b)	9,953	260,669
Volcano Corp. (a) (b)	27,732	546,598
West Pharmaceutical Services, Inc.	35,092	1,545,803
Wright Medical Group, Inc. (b)	20,337	631,871
Zeltiq Aesthetics, Inc. (b)	9,779	191,766

		30,253,238

Health Care Providers & Services—2.4%
Acadia Healthcare Co., Inc. (a) (b)	17,958	810,265
Air Methods Corp. (a) (b)	20,526	1,096,704
Almost Family, Inc. (b)	4,642	107,230
Amedisys, Inc. (a) (b)	18,591	276,820
AMN Healthcare Services, Inc. (b)	23,983	329,527
Amsurg Corp. (b)	17,529	825,265
Bio-Reference Labs, Inc. (a) (b)	12,716	351,979
BioScrip, Inc. (a) (b)	29,688	207,222
Capital Senior Living Corp. (a) (b)	14,260	370,617
Centene Corp. (b)	27,657	1,721,648
Chemed Corp. (a)	9,094	813,458
Chindex International, Inc. (a) (b)	7,045	134,419
Corvel Corp. (b)	5,450	271,192
Cross Country Healthcare, Inc. (b)	15,246	123,035

Health Care Providers & Services—(Continued)
Emeritus Corp. (b)	20,542	645,841
Ensign Group, Inc. (The)	11,507	502,166
ExamWorks Group, Inc. (b)	15,818	553,788
Five Star Quality Care, Inc. (b)	25,265	122,788
Gentiva Health Services, Inc. (b)	16,117	146,987
Hanger, Inc. (b)	17,356	584,550
HealthSouth Corp. (a)	44,339	1,593,100
Healthways, Inc. (a) (b)	18,606	318,907
IPC The Hospitalist Co., Inc. (a) (b)	9,377	460,223
Kindred Healthcare, Inc.	29,215	684,215
Landauer, Inc. (a)	5,165	234,130
LHC Group, Inc. (b)	6,847	151,045
Magellan Health Services, Inc. (b)	13,774	817,487
Molina Healthcare, Inc. (a) (b)	14,027	526,854
MWI Veterinary Supply, Inc. (b)	6,571	1,022,579
National Healthcare Corp. (a)	5,246	292,569
Owens & Minor, Inc. (a)	31,521	1,104,181
PharMerica Corp. (b)	17,146	479,745
Providence Service Corp. (The) (b)	4,943	139,788
Select Medical Holdings Corp.	25,554	318,147
Surgical Care Affiliates, Inc. (a) (b)	7,471	229,733
Team Health Holdings, Inc. (b)	34,473	1,542,667
Triple-S Management Corp. - Class B (b)	12,074	194,874
U.S. Physical Therapy, Inc.	6,011	207,800
Universal American Corp. (a)	20,509	144,999
WellCare Health Plans, Inc. (b)	22,057	1,401,061

		21,859,605

Health Care Technology—0.9%
athenahealth, Inc. (a) (b)	18,602	2,980,784
Computer Programs & Systems, Inc. (a)	5,856	378,298
HealthStream, Inc. (b)	10,052	268,388
HMS Holdings Corp. (a) (b)	44,959	856,469
MedAssets, Inc. (b)	31,309	773,645
Medidata Solutions, Inc. (a) (b)	26,770	1,454,682
Omnicell, Inc. (b)	18,760	536,911
Quality Systems, Inc.	20,268	342,124
Vocera Communications, Inc. (a) (b)	11,244	183,615

		7,774,916

Hotels, Restaurants & Leisure—2.6%
Biglari Holdings, Inc. (b)	726	353,918
BJ’s Restaurants, Inc. (a) (b)	13,550	443,220
Bloomin’ Brands, Inc. (b)	27,840	670,944
Bob Evans Farms, Inc. (a)	12,754	638,083
Boyd Gaming Corp. (a) (b)	35,670	470,844
Bravo Brio Restaurant Group, Inc. (b)	9,979	140,804
Buffalo Wild Wings, Inc. (b)	9,529	1,418,868
Caesars Entertainment Corp. (a) (b)	21,057	400,294
Cheesecake Factory, Inc. (The) (a)	27,105	1,291,011
Churchill Downs, Inc.	7,015	640,469
Chuy’s Holdings, Inc. (a) (b)	8,272	356,854
ClubCorp Holdings, Inc. (a)	14,120	266,868
Cracker Barrel Old Country Store, Inc.	9,956	968,121
Del Frisco’s Restaurant Group, Inc. (b)	5,668	158,137
Denny’s Corp. (a) (b)	47,722	306,852

MSF-163

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Diamond Resorts International, Inc. (b)	11,329	$192,027
DineEquity, Inc.	9,077	708,641
Fiesta Restaurant Group, Inc. (b)	11,554	526,747
International Speedway Corp. - Class A	15,258	518,619
Interval Leisure Group, Inc. (a)	21,655	566,062
Intrawest Resorts Holdings, Inc. (b)	13,890	181,126
Jack in the Box, Inc. (b)	21,140	1,245,992
Jamba, Inc. (a) (b)	7,943	95,276
Krispy Kreme Doughnuts, Inc. (a) (b)	33,031	585,640
Life Time Fitness, Inc. (a) (b)	22,025	1,059,402
Marcus Corp.	11,702	195,423
Marriott Vacations Worldwide Corp. (b)	14,494	810,360
Morgans Hotel Group Co. (a) (b)	12,602	101,320
Multimedia Games Holding Co., Inc. (b)	15,847	460,197
Noodles & Co. (a) (b)	4,118	162,537
Orient-Express Hotels, Ltd. - Class A (b)	52,036	749,839
Papa John’s International, Inc.	16,360	852,520
Pinnacle Entertainment, Inc. (a) (b)	30,820	730,434
Popeyes Louisiana Kitchen, Inc. (b)	12,829	521,371
Red Robin Gourmet Burgers, Inc. (b)	7,250	519,680
Ruby Tuesday, Inc. (a) (b)	31,853	178,695
Ruth’s Hospitality Group, Inc.	17,912	216,556
Scientific Games Corp. - Class A (b)	22,727	312,042
Sonic Corp. (b)	27,410	624,674
Speedway Motorsports, Inc. (a)	7,078	132,571
Texas Roadhouse, Inc. (a)	33,641	877,357
Town Sports International Holdings, Inc.	12,656	107,449
Vail Resorts, Inc.	18,297	1,275,301

		23,033,145

Household Durables—1.0%
Beazer Homes USA, Inc. (a) (b)	13,700	275,096
Cavco Industries, Inc. (b)	4,452	349,259
CSS Industries, Inc. (a)	4,201	113,427
Ethan Allen Interiors, Inc. (a)	12,159	309,446
Helen of Troy, Ltd. (b)	16,965	1,174,487
Hovnanian Enterprises, Inc. - Class A (a) (b)	56,064	265,183
iRobot Corp. (a) (b)	14,746	605,323
KB Home (a)	43,434	737,944
La-Z-Boy, Inc.	26,643	722,025
Libbey, Inc. (b)	10,247	266,422
M/I Homes, Inc. (b)	12,868	288,501
MDC Holdings, Inc. (a)	19,869	561,895
Meritage Homes Corp. (b)	19,962	836,009
NACCO Industries, Inc. - Class A	3,117	168,973
Ryland Group, Inc. (The) (a)	23,149	924,340
Standard Pacific Corp. (a) (b)	74,682	620,607
TRI Pointe Homes, Inc. (a) (b)	9,540	154,834
Universal Electronics, Inc. (b)	7,461	286,428
William Lyon Homes - Class A (a) (b)	6,939	191,586

		8,851,785

Household Products—0.2%
Central Garden and Pet Co. - Class A (a) (b)	23,384	193,386
Harbinger Group, Inc. (a) (b)	17,723	216,752
Spectrum Brands Holdings, Inc.	11,034	879,410

Household Products—(Continued)
WD-40 Co. (a)	7,863	609,933

		1,899,481

Independent Power and Renewable Electricity Producers—0.2%
Atlantic Power Corp. (a)	65,639	190,353
Dynegy, Inc. (a) (b)	50,774	1,266,303
Ormat Technologies, Inc. (a)	9,298	279,033
Pattern Energy Group, Inc.	8,059	218,641

		1,954,330

Industrial Conglomerates—0.1%
Raven Industries, Inc. (a)	18,658	611,050

Insurance—2.2%
Ambac Financial Group, Inc. (a) (b)	22,444	696,437
American Equity Investment Life Holding Co. (a)	34,776	821,409
AMERISAFE, Inc.	9,298	408,275
Amtrust Financial Services, Inc. (a)	15,535	584,271
Argo Group International Holdings, Ltd.	13,774	632,227
Baldwin & Lyons, Inc. - Class B	4,133	108,657
Citizens, Inc. (a) (b)	22,172	164,073
CNO Financial Group, Inc.	111,424	2,016,774
Crawford & Co. - Class B (a)	14,358	156,646
eHealth, Inc. (b)	9,723	493,928
Employers Holdings, Inc.	16,380	331,367
Enstar Group, Ltd. (a) (b)	4,820	657,014
FBL Financial Group, Inc. - Class A	4,790	207,503
Fidelity & Guaranty Life	8,685	204,966
First American Financial Corp. (a)	55,676	1,478,198
Global Indemnity plc (b)	3,335	87,844
Greenlight Capital Re, Ltd. - Class A (a) (b)	15,207	498,790
HCI Group, Inc. (a)	5,174	188,334
Hilltop Holdings, Inc. (b)	34,060	810,287
Horace Mann Educators Corp.	21,022	609,638
Infinity Property & Casualty Corp.	5,597	378,525
Kansas City Life Insurance Co. (a)	2,190	105,558
Maiden Holdings, Ltd. (a)	26,833	334,876
Meadowbrook Insurance Group, Inc. (a)	26,803	156,262
Montpelier Re Holdings, Ltd. (a)	20,667	615,050
National Western Life Insurance Co. - Class A	1,212	296,334
Navigators Group, Inc. (The) (b)	5,301	325,428
OneBeacon Insurance Group, Ltd. - Class A	11,496	177,728
Phoenix Cos., Inc. (The) (a) (b)	3,332	172,431
Platinum Underwriters Holdings, Ltd.	14,002	841,520
Primerica, Inc.	28,650	1,349,702
RLI Corp. (a)	21,590	955,142
Safety Insurance Group, Inc.	6,815	366,988
Selective Insurance Group, Inc.	28,514	664,947
State Auto Financial Corp.	7,940	169,201
Stewart Information Services Corp.	11,286	396,477
Symetra Financial Corp.	41,392	820,389
Third Point Reinsurance, Ltd. (b)	15,817	250,700
United Fire Group, Inc.	9,732	295,366
Universal Insurance Holdings, Inc. (a)	16,046	203,784

		20,033,046

MSF-164

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—0.4%
Blue Nile, Inc. (a) (b)	6,605	$229,854
FTD Cos., Inc. (a) (b)	9,600	305,376
HSN, Inc.	16,833	1,005,435
Nutrisystem, Inc. (a)	14,262	214,928
Orbitz Worldwide, Inc. (b)	13,925	109,172
Overstock.com, Inc. (b)	6,499	128,030
PetMed Express, Inc. (a)	11,281	151,278
RetailMeNot, Inc. (a) (b)	5,972	191,104
Shutterfly, Inc. (a) (b)	19,128	816,383
Valuevision Media, Inc. - Class A (a) (b)	21,040	102,255

		3,253,815

Internet Software & Services—2.7%
Angie’s List, Inc. (a) (b)	21,237	258,667
Bankrate, Inc. (b)	24,648	417,537
Bazaarvoice, Inc. (b)	25,119	183,369
Benefitfocus, Inc. (a) (b)	3,685	173,084
Blucora, Inc. (a) (b)	20,338	400,455
Brightcove, Inc. (b)	15,258	149,986
ChannelAdvisor Corp. (a) (b)	3,321	125,335
comScore, Inc. (b)	18,978	622,289
Constant Contact, Inc. (b)	15,503	379,203
Conversant, Inc. (a) (b)	34,204	962,843
Cornerstone OnDemand, Inc. (a) (b)	20,352	974,250
CoStar Group, Inc. (b)	14,394	2,687,936
Cvent, Inc. (a) (b)	4,510	163,036
Dealertrack Technologies, Inc. (b)	23,486	1,155,276
Demandware, Inc. (b)	9,515	609,531
Dice Holdings, Inc. (a) (b)	16,579	123,679
Digital River, Inc. (b)	21,084	367,494
E2open, Inc. (b)	7,997	188,489
EarthLink Holdings Corp. (a)	52,967	191,211
Endurance International Group Holdings, Inc. (a) (b)	15,481	201,408
Envestnet, Inc. (b)	11,705	470,307
Global Eagle Entertainment, Inc. (a) (b)	15,863	250,318
Gogo, Inc. (a) (b)	7,988	164,073
Internap Network Services Corp. (a) (b)	29,790	210,913
IntraLinks Holdings, Inc. (b)	25,608	261,970
j2 Global, Inc. (a)	23,025	1,152,401
Liquidity Services, Inc. (b)	12,493	325,443
LivePerson, Inc. (a) (b)	29,330	354,013
LogMeIn, Inc. (a) (b)	11,813	530,286
Marchex, Inc. - Class B (a)	12,899	135,568
Marketo, Inc. (a) (b)	3,380	110,425
Millennial Media, Inc. (a) (b)	18,853	130,463
Monster Worldwide, Inc. (b)	46,886	350,707
Move, Inc. (b)	21,815	252,181
NIC, Inc.	33,146	640,049
OpenTable, Inc. (a) (b)	11,648	896,081
Perficient, Inc. (b)	17,369	314,726
QuinStreet, Inc. (a) (b)	18,139	120,443
Rocket Fuel, Inc. (a) (b)	3,561	152,696
SciQuest, Inc. (b)	11,789	318,480
Shutterstock, Inc. (a) (b)	3,831	278,169
SPS Commerce, Inc. (a) (b)	9,053	556,307

Internet Software & Services—(Continued)
Stamps.com, Inc. (a) (b)	6,857	230,121
Trulia, Inc. (a) (b)	14,268	473,698
United Online, Inc.	1	12
Unwired Planet, Inc. (b)	56,935	123,321
VistaPrint NV (b)	16,340	804,255
Vocus, Inc. (a) (b)	10,713	142,804
Web.com Group, Inc. (b)	21,320	725,520
WebMD Health Corp. (a) (b)	14,701	608,621
XO Group, Inc. (b)	17,057	172,958
Yelp, Inc. (b)	16,571	1,274,807
Zillow, Inc. - Class A (a) (b)	11,762	1,036,232
Zix Corp. (a) (b)	33,654	139,328

		24,042,774

IT Services—2.0%
Acxiom Corp. (b)	37,591	1,292,942
Blackhawk Network Holdings, Inc. (a) (b)	4,858	118,487
CACI International, Inc. - Class A (a) (b) (c)	11,906	878,663
Cardtronics, Inc. (b)	23,495	912,781
Cass Information Systems, Inc. (a)	5,928	305,648
CIBER, Inc. (b)	40,594	185,921
Computer Task Group, Inc. (a)	8,399	142,699
Convergys Corp. (a)	52,369	1,147,405
CSG Systems International, Inc. (a)	18,310	476,792
Datalink Corp. (a) (b)	9,229	128,560
EPAM Systems, Inc. (b)	11,290	371,441
Euronet Worldwide, Inc. (a) (b)	25,270	1,050,979
EVERTEC, Inc.	17,332	428,100
ExlService Holdings, Inc. (b)	16,429	507,820
Forrester Research, Inc. (a)	5,782	207,285
Global Cash Access Holdings, Inc. (b)	35,379	242,700
Heartland Payment Systems, Inc. (a)	18,289	758,079
Higher One Holdings, Inc. (b)	15,855	114,632
iGATE Corp. (b)	17,995	567,562
Lionbridge Technologies, Inc. (b)	32,857	220,471
ManTech International Corp. - Class A (a)	12,440	365,860
MAXIMUS, Inc.	34,354	1,541,120
MoneyGram International, Inc. (b)	11,813	208,499
PRGX Global, Inc. (b)	15,620	108,184
Sapient Corp. (b)	55,778	951,573
ServiceSource International, Inc. (a) (b)	30,987	261,530
Sykes Enterprises, Inc. (b)	20,461	406,560
Syntel, Inc. (a) (b)	7,981	717,492
TeleTech Holdings, Inc. (b)	10,669	261,497
Unisys Corp. (b)	26,228	798,905
Virtusa Corp. (b)	13,325	446,521
WEX, Inc. (b)	19,452	1,848,913

		17,975,621

Leisure Products—0.5%
Arctic Cat, Inc. (a)	6,783	324,159
Black Diamond, Inc. (a) (b)	10,974	134,212
Brunswick Corp.	45,794	2,074,010
Callaway Golf Co. (a)	40,594	414,871
LeapFrog Enterprises, Inc. (a) (b)	32,500	243,750
Nautilus, Inc. (b)	16,328	157,239

MSF-165

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—(Continued)
Smith & Wesson Holding Corp. (a) (b)	32,012	$468,015
Sturm Ruger & Co., Inc. (a)	10,261	613,608

		4,429,864

Life Sciences Tools & Services—0.4%
Accelerate Diagnostics, Inc. (b)	6,234	135,963
Affymetrix, Inc. (a) (b) (c)	41,239	294,034
Albany Molecular Research, Inc. (a) (b)	12,484	232,078
Cambrex Corp. (b)	15,180	286,447
Fluidigm Corp. (a) (b)	13,200	581,724
Furiex Pharmaceuticals, Inc. (a) (b)	3,553	309,111
Luminex Corp. (a) (b)	18,464	334,383
Pacific Biosciences of California, Inc. (a) (b)	27,011	144,509
PAREXEL International Corp. (b)	28,945	1,565,635
Sequenom, Inc. (a) (b)	62,512	153,154

		4,037,038

Machinery—3.0%
Actuant Corp. - Class A	38,530	1,315,800
Alamo Group, Inc.	3,532	191,894
Albany International Corp. - Class A	14,147	502,784
Altra Industrial Motion Corp. (a)	14,458	516,151
American Railcar Industries, Inc. (a)	5,478	383,624
Astec Industries, Inc. (a)	10,141	445,291
Barnes Group, Inc. (a)	27,049	1,040,575
Blount International, Inc. (b)	25,829	307,365
Briggs & Stratton Corp. (a)	25,255	561,924
Chart Industries, Inc. (a) (b)	15,307	1,217,672
CIRCOR International, Inc.	8,835	647,871
CLARCOR, Inc.	24,715	1,417,405
Columbus McKinnon Corp. (b)	10,074	269,882
Commercial Vehicle Group, Inc. (b)	12,989	118,460
Douglas Dynamics, Inc.	9,877	172,057
Dynamic Materials Corp. (a)	7,259	138,211
Energy Recovery, Inc. (a) (b)	23,492	124,977
EnPro Industries, Inc. (a) (b)	10,617	771,537
ESCO Technologies, Inc. (a)	13,728	483,088
ExOne Co. (The) (a) (b)	3,282	117,594
Federal Signal Corp. (b)	31,915	475,534
FreightCar America, Inc. (a)	7,047	163,772
Gerber Scientific, Inc. (a) (b) (d)	14,024	0
Gorman-Rupp Co. (The) (a)	10,331	328,423
Graham Corp. (a)	5,399	171,958
Greenbrier Cos., Inc. (a) (b)	12,392	565,075
Hyster-Yale Materials Handling, Inc.	4,976	485,160
John Bean Technologies Corp.	15,202	469,742
Kadant, Inc.	5,766	210,286
LB Foster Co. - Class A	5,476	256,551
Lindsay Corp. (a)	6,769	596,890
Lydall, Inc. (b)	9,530	217,951
Manitex International, Inc. (a) (b)	7,446	121,370
Meritor, Inc. (b)	50,463	618,172
Middleby Corp. (The) (b)	9,334	2,466,136
Miller Industries, Inc.	6,185	120,793
Mueller Industries, Inc.	28,336	849,797
Mueller Water Products, Inc. - Class A	80,834	767,923

Machinery—(Continued)
NN, Inc.	9,533	187,800
Proto Labs, Inc. (a) (b)	8,580	580,609
RBC Bearings, Inc. (b)	11,531	734,525
Rexnord Corp. (b)	16,151	468,056
Standex International Corp.	6,755	361,933
Sun Hydraulics Corp. (a)	10,558	457,267
Tennant Co.	10,165	667,027
Titan International, Inc. (a)	27,896	529,745
Trimas Corp. (b)	22,514	747,465
Twin Disc, Inc. (a)	4,666	122,902
Wabash National Corp. (a) (b)	36,570	503,203
Watts Water Technologies, Inc. - Class A (a)	14,669	860,924
Woodward, Inc.	35,858	1,489,183

		27,340,334

Marine—0.1%
Matson, Inc.	21,468	530,045
Scorpio Bulkers, Inc. (b)	73,004	738,070

		1,268,115

Media—1.2%
AH Belo Corp. - Class A	11,177	129,430
AMC Entertainment Holdings, Inc. - Class A (b)	13,324	323,107
Carmike Cinemas, Inc. (b)	12,031	359,246
Central European Media Enterprises, Ltd. - Class A (a) (b)	40,373	118,697
Cumulus Media, Inc. - Class A (a) (b)	45,781	316,347
Entercom Communications Corp. - Class A (a) (b)	14,538	146,398
Entravision Communications Corp. - Class A	29,645	198,621
EW Scripps Co. - Class A (b)	16,943	300,230
Gray Television, Inc. (a) (b)	26,074	270,387
Harte-Hanks, Inc. (a)	19,287	170,497
Journal Communications, Inc. - Class A (b)	24,659	218,479
Live Nation Entertainment, Inc. (b)	74,335	1,616,786
Loral Space & Communications, Inc. (b)	6,669	471,698
McClatchy Co. (The) - Class A (a) (b)	34,610	222,196
MDC Partners, Inc. - Class A	19,483	444,602
Media General, Inc. (a) (b)	10,457	192,095
Meredith Corp.	18,123	841,451
National CineMedia, Inc. (a)	31,052	465,780
New York Times Co. (The) - Class A (a)	64,437	1,103,161
Nexstar Broadcasting Group, Inc. - Class A (a)	14,830	556,422
Rentrak Corp. (a) (b)	5,237	315,686
Saga Communications, Inc. - Class A (a)	2,853	141,766
Scholastic Corp. (a)	14,077	485,375
Sinclair Broadcast Group, Inc. - Class A (a)	34,322	929,783
Sizmek, Inc. (a) (b)	13,356	141,974
World Wrestling Entertainment, Inc. - Class A	14,120	407,786

		10,888,000

Metals & Mining—1.3%
A.M. Castle & Co. (a) (b)	9,250	135,882
AK Steel Holding Corp. (a) (b)	70,804	511,205

MSF-166

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Allied Nevada Gold Corp. (a) (b)	53,266	$229,576
AMCOL International Corp. (a)	14,133	647,009
Century Aluminum Co. (a) (b)	26,722	352,998
Coeur Mining, Inc. (b)	52,874	491,199
Commercial Metals Co.	58,786	1,109,880
Globe Specialty Metals, Inc.	33,146	690,100
Haynes International, Inc. (a)	6,653	359,262
Hecla Mining Co. (a)	169,619	520,730
Horsehead Holding Corp. (a) (b)	24,392	410,273
Kaiser Aluminum Corp. (a)	9,689	691,988
Materion Corp.	10,677	362,271
Molycorp, Inc. (a) (b)	77,274	362,415
Olympic Steel, Inc. (a)	4,963	142,438
RTI International Metals, Inc. (b)	16,034	445,425
Schnitzer Steel Industries, Inc. - Class A (a)	13,529	390,312
Stillwater Mining Co. (a) (b)	61,243	907,009
SunCoke Energy, Inc. (b)	35,308	806,435
U.S. Silica Holdings, Inc. (a)	11,101	423,725
Universal Stainless & Alloy Products, Inc. (b)	4,303	145,312
Walter Energy, Inc. (a)	32,001	241,928
Worthington Industries, Inc.	26,842	1,026,706

		11,404,078

Multi-Utilities—0.3%
Avista Corp. (a)	30,460	933,599
Black Hills Corp.	22,534	1,299,085
NorthWestern Corp.	19,221	911,652

		3,144,336

Multiline Retail—0.1%
Burlington Stores, Inc. (b)	9,791	289,030
Fred’s, Inc. - Class A	22,266	401,011
Tuesday Morning Corp. (a) (b)	24,016	339,826

		1,029,867

Oil, Gas & Consumable Fuels—3.5%
Abraxas Petroleum Corp. (b)	45,519	180,255
Alon USA Energy, Inc.	12,159	181,655
Alpha Natural Resources, Inc. (a) (b)	111,628	474,419
Approach Resources, Inc. (a) (b)	17,593	367,870
Arch Coal, Inc.	109,183	526,262
Athlon Energy, Inc. (b)	10,483	371,622
Bill Barrett Corp. (a) (b)	24,966	639,130
Bonanza Creek Energy, Inc. (b)	14,894	661,294
BPZ Resources, Inc. (a) (b)	63,498	201,924
Callon Petroleum Co. (b)	21,984	184,006
Carrizo Oil & Gas, Inc. (a) (b)	23,060	1,232,788
Clayton Williams Energy, Inc. (b)	3,222	364,118
Clean Energy Fuels Corp. (a) (b)	35,238	315,028
Cloud Peak Energy, Inc. (b)	31,583	667,665
Comstock Resources, Inc. (a)	24,676	563,847
Contango Oil & Gas Co. (b)	7,670	366,166
Delek U.S. Holdings, Inc.	18,779	545,342
Diamondback Energy, Inc. (b)	10,880	732,333
Emerald Oil, Inc. (a) (b)	29,558	198,630

Oil, Gas & Consumable Fuels—(Continued)
Energy XXI Bermuda, Ltd. (a)	40,250	948,692
EPL Oil & Gas, Inc. (b)	15,648	604,013
Evolution Petroleum Corp.	9,398	119,636
EXCO Resources, Inc. (a)	85,891	480,990
Forest Oil Corp. (a) (b)	62,998	120,326
Frontline, Ltd. (b)	28,049	110,233
FX Energy, Inc. (a) (b)	29,231	97,632
GasLog, Ltd.	14,308	333,233
Gastar Exploration, Inc. (a) (b)	33,900	185,433
Goodrich Petroleum Corp. (a) (b)	16,155	255,572
Green Plains Renewable Energy, Inc. (a)	14,691	440,142
Halcon Resources Corp. (a) (b)	117,798	510,065
Knightsbridge Tankers, Ltd.	13,531	183,345
Kodiak Oil & Gas Corp. (a) (b)	134,228	1,629,528
Magnum Hunter Resources Corp. (a) (b)	87,944	747,524
Matador Resources Co. (a) (b)	29,440	720,986
Nordic American Tankers, Ltd. (a)	38,792	381,713
Northern Oil and Gas, Inc. (a) (b)	32,713	478,264
Panhandle Oil and Gas, Inc. - Class A (a)	3,108	135,540
PDC Energy, Inc. (b)	17,964	1,118,439
Penn Virginia Corp. (a) (b)	27,430	479,751
PetroQuest Energy, Inc. (b)	28,823	164,291
Quicksilver Resources, Inc. (a) (b)	69,322	182,317
Renewable Energy Group, Inc. (b)	11,111	133,110
Rentech, Inc. (a) (b)	117,208	222,695
Resolute Energy Corp. (a) (b)	32,333	232,798
REX American Resources Corp. (b)	2,900	165,445
Rex Energy Corp. (a) (b)	22,443	419,908
Rosetta Resources, Inc. (a) (b)	30,879	1,438,344
RSP Permian, Inc. (b)	13,822	399,262
Sanchez Energy Corp. (a) (b)	19,248	570,318
Scorpio Tankers, Inc. (a)	92,909	926,303
SemGroup Corp. - Class A	21,575	1,417,046
Ship Finance International, Ltd. (a)	28,428	510,851
Solazyme, Inc. (a) (b)	24,576	285,327
Stone Energy Corp. (b)	25,118	1,054,202
Swift Energy Co. (a) (b)	22,073	237,505
Synergy Resources Corp. (a) (b)	32,183	345,967
Targa Resources Corp.	16,514	1,639,180
Teekay Tankers, Ltd. - Class A (a)	33,608	118,972
Triangle Petroleum Corp. (a) (b)	35,098	289,207
Ur- Energy, Inc. (a) (b)	72,625	112,569
Vaalco Energy, Inc. (a) (b)	28,122	240,443
W&T Offshore, Inc. (a)	18,499	320,218
Warren Resources, Inc. (b)	41,839	200,827
Western Refining, Inc. (a)	28,188	1,088,057
Westmoreland Coal Co. (b)	6,305	187,763

		31,758,336

Paper & Forest Products—0.7%
Boise Cascade Co. (b)	6,669	191,000
Clearwater Paper Corp. (b)	11,093	695,198
Deltic Timber Corp. (a)	6,001	391,445
KapStone Paper and Packaging Corp. (b)	42,308	1,220,163
Louisiana-Pacific Corp. (a) (b)	69,384	1,170,508
Neenah Paper, Inc.	7,745	400,572

MSF-167

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—(Continued)
PH Glatfelter Co.	21,278	$579,187
Resolute Forest Products, Inc. (b)	38,629	776,057
Schweitzer-Mauduit International, Inc.	15,980	680,588
Wausau Paper Corp.	23,588	300,275

		6,404,993

Personal Products—0.2%
Elizabeth Arden, Inc. (a) (b)	13,201	389,562
Inter Parfums, Inc.	8,191	296,596
Medifast, Inc. (a) (b)	7,275	211,630
Nutraceutical International Corp. (b)	5,375	139,696
Revlon, Inc. - Class A (a) (b)	6,172	157,695
USANA Health Sciences, Inc. (a) (b)	2,904	218,787

		1,413,966

Pharmaceuticals—1.4%
AcelRx Pharmaceuticals, Inc. (a) (b)	13,182	158,316
Akorn, Inc. (a) (b)	32,384	712,448
Ampio Pharmaceuticals, Inc. (a) (b)	15,630	99,250
Auxilium Pharmaceuticals, Inc. (a) (b)	24,788	673,738
AVANIR Pharmaceuticals, Inc. - Class A (a) (b)	74,656	273,987
BioDelivery Sciences International, Inc. (b)	16,927	142,864
Cempra, Inc. (a) (b)	11,324	130,792
Corcept Therapeutics, Inc. (b)	30,044	130,992
Depomed, Inc. (b)	31,001	449,514
Endocyte, Inc. (a) (b)	16,647	396,365
Hi-Tech Pharmacal Co., Inc. (b)	6,764	293,084
Horizon Pharma, Inc. (a) (b)	29,283	442,759
Impax Laboratories, Inc. (b)	33,899	895,612
Lannett Co., Inc. (b)	9,646	344,555
Medicines Co. (The) (a) (b)	32,038	910,520
Nektar Therapeutics (a) (b)	61,506	745,453
Omeros Corp. (a) (b)	16,069	193,953
Pacira Pharmaceuticals, Inc. (b)	14,109	987,489
Pozen, Inc. (a) (b)	15,222	121,776
Prestige Brands Holdings, Inc. (b)	26,054	709,971
Questcor Pharmaceuticals, Inc. (a)	26,072	1,692,855
Relypsa, Inc. (a) (b)	3,497	104,246
Repros Therapeutics, Inc. (a) (b)	12,184	216,144
Revance Therapeutics, Inc. (b)	5,623	177,102
Sagent Pharmaceuticals, Inc. (a) (b)	8,905	208,110
Sciclone Pharmaceuticals, Inc. (a) (b)	31,065	141,346
TherapeuticsMD, Inc. (a) (b)	41,419	261,354
Vivus, Inc. (a) (b)	52,768	313,442
XenoPort, Inc. (a) (b)	30,042	155,317
Zogenix, Inc. (a) (b)	53,101	151,072

		12,234,426

Professional Services—1.3%
Acacia Research Corp. (a)	26,332	402,353
Advisory Board Co. (The) (a) (b)	18,149	1,166,073
Barrett Business Services, Inc.	3,901	232,383
CBIZ, Inc. (a) (b)	20,130	184,391
CDI Corp.	7,746	132,844
Corporate Executive Board Co. (The)	17,121	1,270,892

Professional Services—(Continued)
CRA International, Inc. (b)	6,362	139,773
Exponent, Inc.	6,721	504,478
FTI Consulting, Inc. (a) (b)	21,757	725,378
GP Strategies Corp. (b)	8,646	235,431
Heidrick & Struggles International, Inc.	9,634	193,354
Huron Consulting Group, Inc. (b)	11,680	740,278
ICF International, Inc. (b)	10,002	398,180
Insperity, Inc.	12,162	376,779
Kelly Services, Inc. - Class A	14,944	354,621
Kforce, Inc.	12,692	270,593
Korn/Ferry International (b)	24,691	735,051
Mistras Group, Inc. (b)	8,222	187,215
Navigant Consulting, Inc. (b)	27,414	511,545
Odyssey Marine Exploration, Inc. (b)	45,293	103,540
On Assignment, Inc. (b)	22,889	883,287
Pendrell Corp. (a) (b)	84,143	153,982
Resources Connection, Inc.	20,687	291,480
RPX Corp. (b)	16,455	267,887
TrueBlue, Inc. (b)	19,573	572,706
VSE Corp.	2,185	115,149
WageWorks, Inc. (b)	12,583	706,032

		11,855,675

Real Estate Investment Trusts—7.5%
Acadia Realty Trust	27,899	735,976
AG Mortgage Investment Trust, Inc. (a)	14,345	251,181
Agree Realty Corp.	6,955	211,502
Alexander’s, Inc. (a)	1,140	411,529
Altisource Residential Corp. (a)	29,057	917,039
American Assets Trust, Inc.	17,413	587,515
American Capital Mortgage Investment Corp.	26,073	489,390
American Realty Capital Properties, Inc. (a)	238,915	3,349,588
American Residential Properties, Inc. (b)	9,701	174,424
AmREIT, Inc. (a)	8,595	142,419
Anworth Mortgage Asset Corp.	71,422	354,253
Apollo Commercial Real Estate Finance, Inc. (a)	22,194	369,086
Apollo Residential Mortgage, Inc.	16,439	266,805
Ares Commercial Real Estate Corp.	11,438	153,384
Armada Hoffler Properties, Inc. (a)	10,976	110,199
ARMOUR Residential REIT, Inc. (a)	189,819	782,054
Ashford Hospitality Prime, Inc.	10,093	152,606
Ashford Hospitality Trust, Inc.	31,632	356,493
Associated Estates Realty Corp.	29,461	499,069
Aviv REIT, Inc.	6,229	152,299
Campus Crest Communities, Inc. (a)	33,908	294,321
Capstead Mortgage Corp. (a)	53,174	673,183
Cedar Realty Trust, Inc.	37,954	231,899
Chambers Street Properties (a)	118,956	924,288
Chatham Lodging Trust	16,329	330,172
Chesapeake Lodging Trust	25,632	659,511
Colony Financial, Inc.	47,001	1,031,672
Coresite Realty Corp. (a)	10,812	335,172
Cousins Properties, Inc.	85,111	976,223
CubeSmart	71,269	1,222,976
CyrusOne, Inc.	11,074	230,671

MSF-168

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
CYS Investments, Inc. (a)	80,947	$668,622
DCT Industrial Trust, Inc.	161,806	1,275,031
DiamondRock Hospitality Co.	99,299	1,166,763
DuPont Fabros Technology, Inc. (a)	32,563	783,791
Dynex Capital, Inc. (a)	28,987	259,434
EastGroup Properties, Inc. (a)	15,137	952,269
Education Realty Trust, Inc.	59,817	590,394
Empire State Realty Trust, Inc. - Class A (a)	45,644	689,681
EPR Properties	26,203	1,398,978
Equity One, Inc.	30,429	679,784
Excel Trust, Inc.	23,675	300,199
FelCor Lodging Trust, Inc.	63,841	577,123
First Industrial Realty Trust, Inc.	55,940	1,080,761
First Potomac Realty Trust	30,465	393,608
Franklin Street Properties Corp.	45,751	576,463
GEO Group, Inc. (The)	36,840	1,187,722
Getty Realty Corp. (a)	13,375	252,654
Gladstone Commercial Corp. (a)	10,038	174,059
Glimcher Realty Trust	73,142	733,614
Government Properties Income Trust (a)	27,626	696,175
Gramercy Property Trust, Inc. (a)	26,297	135,693
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	8,347	119,779
Healthcare Realty Trust, Inc.	48,466	1,170,454
Hersha Hospitality Trust	102,691	598,689
Highwoods Properties, Inc.	45,234	1,737,438
Hudson Pacific Properties, Inc.	26,059	601,181
Inland Real Estate Corp.	40,747	429,881
Invesco Mortgage Capital, Inc. (a)	63,822	1,051,148
Investors Real Estate Trust	51,434	461,877
iStar Financial, Inc. (a) (b)	42,568	628,304
Kite Realty Group Trust	67,776	406,656
LaSalle Hotel Properties	52,656	1,648,659
Lexington Realty Trust (a)	91,347	996,596
LTC Properties, Inc.	18,082	680,426
Medical Properties Trust, Inc.	81,685	1,044,751
Monmouth Real Estate Investment Corp. - Class A	21,915	209,069
National Health Investors, Inc. (a)	14,922	902,184
New Residential Investment Corp.	128,973	834,455
New York Mortgage Trust, Inc.	35,338	274,930
NorthStar Realty Finance Corp.	165,133	2,665,247
One Liberty Properties, Inc.	6,290	134,103
Parkway Properties, Inc.	28,719	524,122
Pebblebrook Hotel Trust	31,889	1,076,892
Pennsylvania Real Estate Investment Trust	35,457	639,999
PennyMac Mortgage Investment Trust	35,722	853,756
Physicians Realty Trust	11,109	154,637
Potlatch Corp.	20,535	794,499
PS Business Parks, Inc.	9,958	832,688
QTS Realty Trust, Inc. - Class A (a)	6,344	159,171
RAIT Financial Trust (a)	42,801	363,380
Ramco-Gershenson Properties Trust	34,345	559,823
Redwood Trust, Inc. (a)	42,013	852,024
Resource Capital Corp. (a)	65,666	365,760
Retail Opportunity Investments Corp. (a)	34,893	521,301
Rexford Industrial Realty, Inc.	11,822	167,636

Real Estate Investment Trusts—(Continued)
RLJ Lodging Trust	63,634	1,701,573
Rouse Properties, Inc. (a)	12,233	210,897
Ryman Hospitality Properties (a)	22,239	945,602
Sabra Health Care REIT, Inc. (a)	19,024	530,579
Saul Centers, Inc.	4,164	197,207
Select Income REIT	11,322	342,717
Silver Bay Realty Trust Corp.	8,199	127,248
Sovran Self Storage, Inc.	16,549	1,215,524
STAG Industrial, Inc. (a)	21,343	514,366
Strategic Hotels & Resorts, Inc. (b)	95,154	969,619
Summit Hotel Properties, Inc.	40,984	380,331
Sun Communities, Inc.	20,575	927,727
Sunstone Hotel Investors, Inc.	93,140	1,278,812
Terreno Realty Corp.	13,034	246,473
Universal Health Realty Income Trust	6,109	258,044
Urstadt Biddle Properties, Inc. - Class A	13,207	272,857
Washington Real Estate Investment Trust (a)	33,712	805,043
Western Asset Mortgage Capital Corp. (a)	11,829	185,006
Whitestone REIT (a)	9,513	137,368
Winthrop Realty Trust	15,621	181,047

		67,839,272

Real Estate Management & Development—0.3%
Alexander & Baldwin, Inc. (a)	21,692	923,212
Consolidated-Tomoka Land Co. (a)	2,461	99,129
Forestar Group, Inc. (a) (b)	17,933	319,207
Kennedy-Wilson Holdings, Inc. (a)	33,414	752,149
RE/MAX Holdings, Inc. - Class A (b)	7,926	228,507
Tejon Ranch Co. (a) (b)	7,566	255,958

		2,578,162

Road & Rail—0.6%
Arkansas Best Corp.	13,889	513,199
Celadon Group, Inc.	9,437	226,865
Heartland Express, Inc. (a)	23,452	532,126
Knight Transportation, Inc. (a)	29,563	683,792
Marten Transport, Ltd.	13,224	284,581
Patriot Transportation Holding, Inc. (b)	3,479	125,418
Quality Distribution, Inc. (b)	11,883	154,360
Roadrunner Transportation Systems, Inc. (a) (b)	9,507	239,957
Saia, Inc. (b)	11,835	452,215
Swift Transportation Co. (a) (b)	41,359	1,023,635
Werner Enterprises, Inc. (a)	23,073	588,592
YRC Worldwide, Inc. (a) (b)	14,785	332,663

		5,157,403

Semiconductors & Semiconductor Equipment—3.6%
Advanced Energy Industries, Inc. (b)	20,778	509,061
Ambarella, Inc. (a) (b)	9,901	264,456
Amkor Technology, Inc. (a) (b)	37,843	259,603
Applied Micro Circuits Corp. (a) (b)	37,494	371,191
ATMI, Inc. (b)	16,612	564,974
Axcelis Technologies, Inc. (b)	59,771	128,508
Brooks Automation, Inc.	36,289	396,639

MSF-169

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Cabot Microelectronics Corp. (b)	12,507	$550,308
Cavium, Inc. (a) (b)	26,390	1,154,035
Ceva, Inc. (a) (b)	13,754	241,520
Cirrus Logic, Inc. (a) (b)	34,893	693,324
Cohu, Inc.	11,848	127,248
Cypress Semiconductor Corp. (a) (b)	74,272	762,773
Diodes, Inc. (b)	18,315	478,388
Entegris, Inc. (b)	70,530	854,118
Entropic Communications, Inc. (a) (b)	44,392	181,563
Exar Corp. (a) (b) (c)	20,123	240,470
FormFactor, Inc. (b) (c)	27,182	173,693
GT Advanced Technologies, Inc. (a) (b)	68,436	1,166,834
Hittite Microwave Corp.	16,228	1,023,013
Inphi Corp. (b)	13,845	222,766
Integrated Device Technology, Inc. (b)	67,574	826,430
Integrated Silicon Solution, Inc. (b)	14,137	219,830
International Rectifier Corp. (b)	35,512	973,029
Intersil Corp. - Class A	65,241	842,914
IXYS Corp.	13,771	156,301
Kopin Corp. (a) (b)	34,528	130,516
Lattice Semiconductor Corp. (b)	61,578	482,771
LTX-Credence Corp. (b)	26,473	235,874
M/A-COM Technology Solutions Holdings, Inc. (b)	6,053	124,389
MaxLinear, Inc. - Class A (b)	12,849	121,809
Micrel, Inc.	25,489	282,418
Microsemi Corp. (b)	47,110	1,179,163
MKS Instruments, Inc.	27,174	812,231
Monolithic Power Systems, Inc. (b)	18,772	727,790
MoSys, Inc. (a) (b)	20,074	91,136
Nanometrics, Inc. (a) (b)	12,771	229,495
NVE Corp. (b)	2,605	148,589
OmniVision Technologies, Inc. (a) (b)	26,397	467,227
PDF Solutions, Inc. (b)	13,439	244,187
Photronics, Inc. (b)	30,362	258,988
PLX Technology, Inc. (b)	23,066	139,549
PMC - Sierra, Inc. (b)	103,361	786,577
Power Integrations, Inc.	14,941	982,819
Rambus, Inc. (a) (b)	59,232	636,744
RF Micro Devices, Inc. (b)	144,045	1,135,075
Rubicon Technology, Inc. (a) (b)	11,956	134,983
Rudolph Technologies, Inc. (a) (b)	18,288	208,666
Semtech Corp. (b)	34,355	870,556
Silicon Image, Inc. (b)	41,704	287,758
Spansion, Inc. - Class A (b)	26,069	454,122
SunEdison, Inc. (a) (b)	133,724	2,519,360
SunPower Corp. (a) (b)	21,029	678,396
Supertex, Inc. (b)	4,577	150,949
Synaptics, Inc. (a) (b)	17,544	1,052,991
Tessera Technologies, Inc. (a)	27,229	643,421
TriQuint Semiconductor, Inc. (b) (c)	83,225	1,114,383
Ultra Clean Holdings, Inc. (b)	13,513	177,696
Ultratech, Inc. (a) (b)	13,618	397,509
Veeco Instruments, Inc. (a) (b)	20,425	856,420

		32,147,546

Software—3.7%
Accelrys, Inc. (b)	31,619	393,973
ACI Worldwide, Inc. (b)	20,289	1,200,906
Actuate Corp. (b)	24,071	144,907
Advent Software, Inc. (a)	16,892	495,949
American Software, Inc. - Class A	12,761	129,779
Aspen Technology, Inc. (b)	46,842	1,984,227
AVG Technologies NV (a) (b)	12,487	261,728
Blackbaud, Inc.	23,345	730,699
Bottomline Technologies de, Inc. (a) (b)	19,170	673,826
BroadSoft, Inc. (a) (b)	14,701	392,958
Callidus Software, Inc. (a) (b)	20,244	253,455
CommVault Systems, Inc. (a) (b)	23,645	1,535,743
Comverse, Inc. (b)	11,872	410,534
Digimarc Corp. (a)	3,564	111,910
Ebix, Inc. (a)	16,296	278,173
Ellie Mae, Inc. (a) (b)	13,561	391,099
EPIQ Systems, Inc.	17,942	244,549
ePlus, Inc. (b)	2,282	127,244
Fair Isaac Corp.	18,244	1,009,258
FleetMatics Group plc (a) (b)	8,467	283,221
Gigamon, Inc. (a) (b)	5,056	153,652
Glu Mobile, Inc. (a) (b)	35,393	167,763
Guidance Software, Inc. (b)	9,812	108,521
Guidewire Software, Inc. (a) (b)	24,807	1,216,783
Imperva, Inc. (a) (b)	10,304	573,933
Infoblox, Inc. (b)	27,141	544,448
Interactive Intelligence Group, Inc. (b)	7,901	572,823
Jive Software, Inc. (a) (b)	20,334	162,875
Manhattan Associates, Inc. (b)	39,340	1,378,080
Mentor Graphics Corp.	48,583	1,069,798
MicroStrategy, Inc. - Class A (b)	4,507	520,063
Monotype Imaging Holdings, Inc.	21,574	650,240
Netscout Systems, Inc. (b)	19,351	727,211
Pegasystems, Inc.	10,470	369,800
Progress Software Corp. (b)	29,256	637,781
Proofpoint, Inc. (b)	11,322	419,820
PROS Holdings, Inc. (a) (b)	11,234	353,983
PTC, Inc. (b) (c)	60,661	2,149,219
QLIK Technologies, Inc. (b)	46,199	1,228,431
Qualys, Inc. (a) (b)	8,124	206,593
RealPage, Inc. (a) (b)	23,771	431,681
SeaChange International, Inc. (b)	15,237	159,074
SS&C Technologies Holdings, Inc. (b)	29,343	1,174,307
Synchronoss Technologies, Inc. (a) (b)	14,183	486,335
Take-Two Interactive Software, Inc. (b)	41,777	916,170
Tangoe, Inc. (a) (b)	15,994	297,328
TiVo, Inc. (b)	63,638	841,931
Tyler Technologies, Inc. (b)	15,971	1,336,453
Ultimate Software Group, Inc. (b)	13,861	1,898,957
Varonis Systems, Inc. (b)	4,533	162,082
VASCO Data Security International, Inc. (a) (b)	15,031	113,334
Verint Systems, Inc. (b)	26,550	1,245,991
VirnetX Holding Corp. (a) (b)	22,272	315,817
Vringo, Inc. (a) (b)	36,972	128,293

		33,773,708

MSF-170

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—3.0%
Aeropostale, Inc. (a) (b)	41,826	$209,967
America’s Car-Mart, Inc. (a) (b)	3,580	131,458
ANN, Inc. (b)	23,714	983,657
Asbury Automotive Group, Inc. (b)	15,706	868,699
Barnes & Noble, Inc. (a) (b)	20,590	430,331
bebe stores, Inc.	20,449	125,148
Big 5 Sporting Goods Corp. (a)	10,090	161,945
Brown Shoe Co., Inc.	23,566	625,442
Buckle, Inc. (The) (a)	14,188	649,810
Cato Corp. (The) - Class A	14,157	382,805
Children’s Place Retail Stores, Inc. (The) (a)	12,666	630,893
Christopher & Banks Corp. (b)	19,194	126,872
Citi Trends, Inc. (b)	8,551	139,296
Conn’s, Inc. (a) (b)	11,320	439,782
Container Store Group, Inc. (The) (a) (b)	8,770	297,741
Destination Maternity Corp.	7,452	204,185
Destination XL Group, Inc. (a) (b)	22,534	127,092
Express, Inc. (b)	42,861	680,633
Finish Line, Inc. (The) - Class A	27,241	737,959
Five Below, Inc. (a) (b)	16,534	702,364
Francesca’s Holdings Corp. (a) (b)	22,196	402,635
Genesco, Inc. (a) (b)	12,940	964,936
Group 1 Automotive, Inc. (a)	10,763	706,699
Haverty Furniture Cos., Inc.	10,391	308,613
Hibbett Sports, Inc. (a) (b)	14,289	755,602
Jos. A. Bank Clothiers, Inc. (b)	14,680	943,924
Kirkland’s, Inc. (b)	9,307	172,086
Lithia Motors, Inc. - Class A	11,200	744,352
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	1,299,693
MarineMax, Inc. (b)	12,696	192,852
Mattress Firm Holding Corp. (a) (b)	8,372	400,433
Men’s Wearhouse, Inc. (The)	24,177	1,184,189
Monro Muffler Brake, Inc.	16,141	918,100
Office Depot, Inc. (a) (b)	247,164	1,020,787
Outerwall, Inc. (a) (b)	10,490	760,525
Penske Automotive Group, Inc.	21,853	934,434
Pep Boys-Manny Moe & Jack (The) (b)	28,658	364,530
Pier 1 Imports, Inc. (a)	47,516	897,102
RadioShack Corp. (a) (b)	53,504	113,428
Rent-A-Center, Inc. (a)	26,759	711,789
Restoration Hardware Holdings, Inc. (b)	8,906	655,393
Sears Hometown and Outlet Stores, Inc. (b)	4,481	105,976
Select Comfort Corp. (a) (b)	32,261	583,279
Shoe Carnival, Inc.	8,227	189,550
Sonic Automotive, Inc. - Class A (a)	22,348	502,383
Stage Stores, Inc. (a)	16,362	400,051
Stein Mart, Inc. (a)	15,504	217,211
Tile Shop Holdings, Inc. (a) (b)	10,923	168,760
Vitamin Shoppe, Inc. (b)	15,659	744,116
West Marine, Inc. (b)	8,963	101,909
Zale Corp. (b)	16,986	355,177
Zumiez, Inc. (a) (b)	11,433	277,136

		26,753,729

Technology Hardware, Storage & Peripherals—0.4%
Cray, Inc. (a) (b)	20,870	778,868

Technology Hardware, Storage & Peripherals—(Continued)
Electronics for Imaging, Inc. (b)	23,486	1,017,179
Fusion-io, Inc. (a) (b)	46,469	488,854
Imation Corp. (a) (b)	19,661	113,444
Immersion Corp. (a) (b)	16,446	173,505
QLogic Corp. (b)	44,263	564,353
Quantum Corp. (a) (b)	113,826	138,868
Silicon Graphics International Corp. (a) (b)	18,071	221,912
Super Micro Computer, Inc. (b)	15,677	272,310

		3,769,293

Textiles, Apparel & Luxury Goods—1.3%
Columbia Sportswear Co.	6,412	529,952
Crocs, Inc. (b) (c)	43,218	674,201
G-III Apparel Group, Ltd. (a) (b)	9,377	671,206
Iconix Brand Group, Inc. (a) (b)	26,325	1,033,783
Jones Group, Inc. (The) (a)	41,279	617,947
Kate Spade & Co. (b)	60,208	2,233,115
Movado Group, Inc.	10,013	456,092
Oxford Industries, Inc. (a)	7,658	598,855
Quiksilver, Inc. (a) (b)	66,625	500,354
R.G. Barry Corp.	5,956	112,449
Skechers USA, Inc. - Class A (b)	20,341	743,260
Steven Madden, Ltd. (b)	31,363	1,128,441
Tumi Holdings, Inc. (a) (b)	24,156	546,650
Unifi, Inc. (a) (b)	7,892	182,068
Vera Bradley, Inc. (a) (b)	10,263	276,998
Vince Holding Corp. (b)	7,839	206,636
Wolverine World Wide, Inc. (a)	50,526	1,442,517

		11,954,524

Thrifts & Mortgage Finance—1.5%
Astoria Financial Corp.	45,199	624,650
Banc of California, Inc. (a)	8,788	107,829
Bank Mutual Corp.	24,774	157,067
BankFinancial Corp.	12,038	120,139
Beneficial Mutual Bancorp, Inc. (a) (b)	18,913	249,462
Berkshire Hills Bancorp, Inc.	13,053	337,812
BofI Holding, Inc. (a) (b)	6,005	514,929
Brookline Bancorp, Inc.	37,158	350,028
Capitol Federal Financial, Inc. (a)	75,011	941,388
Charter Financial Corp. (a)	12,347	133,471
Dime Community Bancshares, Inc.	15,501	263,207
Essent Group, Ltd. (a) (b)	14,220	319,381
EverBank Financial Corp. (a)	40,693	802,873
Federal Agricultural Mortgage Corp. - Class C	5,480	182,210
First Defiance Financial Corp.	5,038	136,631
Flagstar Bancorp, Inc. (a) (b)	9,133	202,935
Fox Chase Bancorp, Inc.	7,539	127,032
Franklin Financial Corp. (b)	7,196	140,754
Home Loan Servicing Solutions, Ltd. (a)	36,012	777,859
HomeStreet, Inc. (a)	6,935	135,579
Kearny Financial Corp. (b)	8,068	119,245
Ladder Capital Corp. - Class A (b)	11,185	211,173
Meridian Interstate Bancorp, Inc. (a) (b)	4,638	118,594
Meta Financial Group, Inc. (a)	3,308	148,364
MGIC Investment Corp. (a) (b)	164,487	1,401,429

MSF-171

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Northfield Bancorp, Inc. (a)	29,861	$384,012
Northwest Bancshares, Inc.	51,071	745,637
OceanFirst Financial Corp.	6,649	117,621
Oritani Financial Corp.	22,475	355,330
PennyMac Financial Services, Inc. - Class A (a) (b)	8,785	146,182
Provident Financial Services, Inc.	31,811	584,368
Radian Group, Inc. (a)	87,729	1,318,567
Rockville Financial, Inc. (a)	15,288	207,764
Territorial Bancorp, Inc.	7,186	155,218
Tree.com, Inc. (a) (b)	3,615	112,210
TrustCo Bank Corp.	49,973	351,810
United Community Financial Corp. (b)	28,109	110,075
United Financial Bancorp, Inc.	9,478	174,300
Walker & Dunlop, Inc. (b)	8,778	143,520
WSFS Financial Corp.	4,212	300,863

		13,831,518

Tobacco—0.2%
Alliance One International, Inc. (b)	45,974	134,244
Universal Corp. (a)	12,065	674,313
Vector Group, Ltd. (a)	31,751	683,916

		1,492,473

Trading Companies & Distributors—0.9%
Aceto Corp.	12,889	258,940
Aircastle, Ltd.	34,426	667,176
Applied Industrial Technologies, Inc.	21,259	1,025,534
Beacon Roofing Supply, Inc. (a) (b)	24,991	966,152
CAI International, Inc. (b)	7,804	192,525
DXP Enterprises, Inc. (b)	5,282	501,420
H&E Equipment Services, Inc. (b)	14,207	574,673
Houston Wire & Cable Co.	10,450	137,209
Kaman Corp. (a)	14,024	570,496
Rush Enterprises, Inc. - Class A (a) (b)	17,833	579,216
TAL International Group, Inc. (a) (b)	16,976	727,761
Textainer Group Holdings, Ltd. (a)	10,746	411,249
Titan Machinery, Inc. (a) (b)	8,967	140,513
Watsco, Inc.	12,890	1,287,840

		8,040,704

Transportation Infrastructure—0.1%
Wesco Aircraft Holdings, Inc. (b)	20,790	457,588

Water Utilities—0.2%
American States Water Co.	19,788	638,954
California Water Service Group	24,670	590,600
Connecticut Water Service, Inc.	4,821	164,734
Consolidated Water Co., Ltd.	8,022	105,730
Middlesex Water Co.	7,497	163,584
SJW Corp.	7,394	218,567
York Water Co. (a)	6,695	136,578

		2,018,747

Wireless Telecommunication Services—0.1%
Contra Leap Wireless (b) (d)	27,485	69,262
NII Holdings, Inc. (a) (b)	86,612	103,068
NTELOS Holdings Corp. (a)	7,785	105,098
Shenandoah Telecommunications Co. (a)	12,542	404,981
USA Mobility, Inc.	11,723	213,007

		895,416

Total Common Stocks (Cost $577,979,645)		846,745,670

Investment Company Security—3.3%
iShares Russell 2000 Index Fund (a) (Cost $28,155,300)	250,600	29,154,804

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/16 (a) (b) (d) (Cost $0)	8,794	0

Rights—0.0%

Media—0.0%
Central European Media Enterprises, Ltd., Expires 04/25/14 (b) (d) (Cost $0)	650	0

Short-Term Investments—30.7%

Discount Notes—2.0%
Federal Home Loan Bank
0.041%, 04/23/14 (e)	500,000	499,988
0.051%, 04/25/14 (e)	450,000	449,985
0.056%, 04/23/14 (e)	575,000	574,981
0.058%, 04/23/14 (e)	2,250,000	2,249,921
0.066%, 06/06/14 (e)	1,400,000	1,399,833
0.071%, 04/23/14 (e)	475,000	474,980
0.071%, 06/06/14 (e)	1,125,000	1,124,856
0.091%, 09/04/14 (e)	11,550,000	11,545,495

		18,320,039

Mutual Fund—28.1%
State Street Navigator Securities Lending MET Portfolio (f)	252,913,536	252,913,536

U.S. Treasury—0.6%
U.S. Treasury Bills
0.019%, 05/08/14 (e)	1,100,000	1,099,979
0.021%, 05/08/14 (e)	700,000	699,985
0.022%, 05/15/14 (e)	50,000	49,999
0.029%, 05/15/14 (e)	250,000	249,991

MSF-172

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.040%, 05/08/14 (e)	200,000	$199,992
0.040%, 05/15/14 (e)	200,000	199,990
0.042%, 05/15/14 (e)	1,000,000	999,949
0.046%, 05/15/14 (e)	675,000	674,963
0.047%, 05/08/14 (e)	225,000	224,989
0.050%, 05/15/14 (e)	275,000	274,984
0.063%, 05/15/14 (e)	150,000	149,989
0.084%, 05/15/14 (e)	325,000	324,967
0.086%, 05/15/14 (e)	275,000	274,971
0.088%, 05/15/14 (e)	50,000	49,995

		5,474,743

Total Short-Term Investments (Cost $276,708,318)		276,708,318

Total Investments—128.0% (Cost $882,843,263) (g)		1,152,608,792
Other assets and liabilities (net)—(28.0)%		(251,975,231)

Net Assets—100.0%		$900,633,561

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $250,883,877 and the collateral received consisted of cash in the amount of $252,913,536 and non-cash collateral with a value of $1,162,941. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2014, the market value of securities pledged was $3,408,548.
(d)	Illiquid security. As of March 31, 2014, these securities represent 0.0% of net assets.
(e)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of March 31, 2014, the aggregate cost of investments was $882,843,263. The aggregate unrealized appreciation and depreciation of investments were $309,274,751 and $(39,509,222), respectively, resulting in net unrealized appreciation of $269,765,529.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
Russell 2000 Mini Index Futures	06/20/14	197	USD	23,078,897	$(20,047)

(USD)—	United States Dollar

MSF-173

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$846,745,670	$—	$—	$846,745,670
Total Investment Company Security	29,154,804	—	—	29,154,804
Total Warrant*	0	—	—	0
Total Rights*	0	—	—	0
Short-Term Investments
Discount Notes	—	18,320,039	—	18,320,039
Mutual Fund	252,913,536	—	—	252,913,536
U.S. Treasury	—	5,474,743	—	5,474,743
Total Short-Term Investments	252,913,536	23,794,782	—	276,708,318
Total Investments	$1,128,814,010	$23,794,782	$—	$1,152,608,792

Collateral for securities loaned (Liability)	$—	$(252,913,536)	$—	$(252,913,536)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(20,047)	$—	$—	$(20,047)

*	See Schedule of Investments for additional detailed categorizations.

MSF-174

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.6%
Boeing Co. (The)	297,200	$37,295,628
Precision Castparts Corp.	220,280	55,677,973
United Technologies Corp.	218,200	25,494,488

		118,468,089

Air Freight & Logistics—0.7%
FedEx Corp.	135,800	18,001,648

Airlines—1.7%
American Airlines Group, Inc. (a)	557,800	20,415,480
Delta Air Lines, Inc.	257,800	8,932,770
United Continental Holdings, Inc. (a)	289,200	12,906,996

		42,255,246

Auto Components—0.8%
Delphi Automotive plc	286,500	19,441,890

Automobiles—0.9%
Harley-Davidson, Inc.	151,400	10,084,754
Tesla Motors, Inc. (a) (b)	67,490	14,068,291

		24,153,045

Beverages—1.1%
PepsiCo, Inc.	322,100	26,895,350

Biotechnology—8.1%
Alexion Pharmaceuticals, Inc. (a)	147,640	22,460,473
Biogen Idec, Inc. (a)	173,390	53,034,800
Celgene Corp. (a)	153,217	21,389,093
Gilead Sciences, Inc. (a)	974,600	69,060,156
Incyte Corp., Ltd. (a)	167,900	8,986,008
Pharmacyclics, Inc. (a) (b)	80,800	8,097,776
Regeneron Pharmaceuticals, Inc. (a)	38,750	11,635,850
Vertex Pharmaceuticals, Inc. (a)	168,900	11,944,608

		206,608,764

Capital Markets—2.0%
BlackRock, Inc.	42,600	13,396,848
Invesco, Ltd.	323,288	11,961,656
State Street Corp.	170,200	11,837,410
TD Ameritrade Holding Corp.	425,100	14,432,145

		51,628,059

Chemicals—3.4%
Ecolab, Inc.	274,100	29,600,059
FMC Corp.	103,000	7,885,680
Praxair, Inc.	154,250	20,202,122
Sherwin-Williams Co. (The)	148,020	29,179,183

		86,867,044

Commercial Services & Supplies—0.6%
Tyco International, Ltd.	352,400	14,941,760

Communications Equipment—1.0%
Juniper Networks, Inc. (a)	455,500	11,733,680
QUALCOMM, Inc.	165,000	13,011,900

		24,745,580

Construction Materials—0.4%
Martin Marietta Materials, Inc. (b)	70,300	9,023,005

Consumer Finance—1.0%
American Express Co.	277,600	24,992,328

Diversified Financial Services—0.3%
IntercontinentalExchange Group, Inc.	43,408	8,587,405

Electrical Equipment—1.0%
Roper Industries, Inc.	182,240	24,330,862

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	133,100	14,864,608
CVS Caremark Corp.	375,900	28,139,874
Whole Foods Market, Inc.	301,000	15,263,710

		58,268,192

Food Products—0.3%
Nestle S.A.	116,458	8,774,977

Health Care Equipment & Supplies—0.8%
IDEXX Laboratories, Inc. (a) (b)	108,300	13,147,620
Stryker Corp.	93,700	7,633,739

		20,781,359

Health Care Providers & Services—2.8%
Humana, Inc.	27,413	3,089,993
McKesson Corp.	273,900	48,362,523
UnitedHealth Group, Inc.	228,300	18,718,317

		70,170,833

Hotels, Restaurants & Leisure—6.7%
Carnival plc	238,272	9,091,996
Chipotle Mexican Grill, Inc. (a)	44,600	25,335,030
Las Vegas Sands Corp.	402,900	32,546,262
Marriott International, Inc. - Class A (b)	144,060	8,070,241
MGM Resorts International (a)	823,900	21,306,054
Starbucks Corp.	500,900	36,756,042
Starwood Hotels & Resorts Worldwide, Inc.	188,300	14,988,680
Wynn Macau, Ltd.	2,808,000	11,636,053
Wynn Resorts, Ltd.	54,700	12,151,605

		171,881,963

Household Durables—0.8%
D.R. Horton, Inc. (b)	428,200	9,270,530
Lennar Corp. - Class A (b)	248,100	9,829,722

		19,100,252

MSF-175

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.3%
Procter & Gamble Co. (The)	103,800	$8,366,280

Industrial Conglomerates—2.2%
Danaher Corp.	747,100	56,032,500

Internet & Catalog Retail—9.3%
Amazon.com, Inc. (a)	351,705	118,355,766
Ctrip.com International, Ltd. (ADR) (a)	327,500	16,512,550
Netflix, Inc. (a)	60,400	21,262,612
priceline.com, Inc. (a)	67,640	80,619,440

		236,750,368

Internet Software & Services—11.2%
Akamai Technologies, Inc. (a)	152,100	8,853,741
Baidu, Inc. (ADR) (a)	158,690	24,181,182
eBay, Inc. (a)	294,300	16,257,132
Facebook, Inc. - Class A (a)	492,300	29,656,152
Google, Inc. - Class A (a)	142,470	158,784,240
LinkedIn Corp. - Class A (a)	100,420	18,571,675
NAVER Corp.	19,013	13,841,725
Tencent Holdings, Ltd.	139,577	9,718,188
Twitter, Inc. (Private Placement) (a) (c)	162,214	7,318,202

		287,182,237

IT Services—6.8%
Alliance Data Systems Corp. (a) (b)	36,170	9,854,516
Cognizant Technology Solutions Corp. - Class A (a)	421,400	21,327,054
Fiserv, Inc. (a)	176,800	10,022,792
MasterCard, Inc. - Class A	838,900	62,665,830
Visa, Inc. - Class A Shares	327,630	70,722,212

		174,592,404

Machinery—0.7%
Flowserve Corp.	77,000	6,032,180
Wabtec Corp.	160,400	12,431,000

		18,463,180

Media—1.9%
Charter Communications, Inc. - Class A (a)	56,600	6,973,120
Discovery Communications, Inc. - Class C (a)	119,000	9,170,140
Twenty-First Century Fox, Inc. - Class A	493,300	15,770,801
Walt Disney Co. (The)	209,446	16,770,341

		48,684,402

Multiline Retail—0.2%
Dollar Tree, Inc. (a)	118,800	6,198,984

Oil, Gas & Consumable Fuels—3.0%
Concho Resources, Inc. (a)	106,500	13,046,250
EQT Corp.	126,500	12,266,705
Pioneer Natural Resources Co.	156,360	29,261,210
Range Resources Corp. (b)	249,500	20,701,015

		75,275,180

Pharmaceuticals—1.0%
Valeant Pharmaceuticals International, Inc. (a)	201,500	26,563,745

Real Estate Investment Trusts—4.1%
American Tower Corp.	598,900	49,031,943
Crown Castle International Corp.	764,778	56,425,321

		105,457,264

Road & Rail—1.8%
J.B. Hunt Transport Services, Inc.	81,200	5,839,904
Kansas City Southern	254,100	25,933,446
Union Pacific Corp.	76,290	14,316,581

		46,089,931

Semiconductors & Semiconductor Equipment—0.8%
ASML Holding NV	211,300	19,726,968

Software—3.6%
Concur Technologies, Inc. (a) (b)	71,300	7,063,691
NetSuite, Inc. (a) (b)	74,500	7,064,835
Red Hat, Inc. (a)	223,500	11,841,030
Salesforce.com, Inc. (a)	577,360	32,961,482
ServiceNow, Inc. (a)	197,600	11,840,192
VMware, Inc. - Class A (a) (b)	120,800	13,048,816
Workday, Inc. - Class A (a)	95,700	8,749,851

		92,569,897

Specialty Retail—5.7%
AutoZone, Inc. (a)	53,140	28,541,494
CarMax, Inc. (a) (b)	438,700	20,531,160
Home Depot, Inc. (The)	358,100	28,336,453
Lowe’s Cos., Inc.	674,000	32,958,600
Ross Stores, Inc.	179,900	12,871,845
Tractor Supply Co.	301,182	21,272,485

		144,512,037

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	85,120	45,687,309
Stratasys, Ltd. (a)	25,600	2,715,904

		48,403,213

Textiles, Apparel & Luxury Goods—1.5%
Hanesbrands, Inc.	46,000	3,518,080
NIKE, Inc. - Class B	185,500	13,701,030
Prada S.p.A.	433,800	3,358,434
Under Armour, Inc. - Class A (a) (b)	156,700	17,964,088

		38,541,632

Trading Companies & Distributors—0.7%
Fastenal Co. (b)	247,000	12,182,040
WW Grainger, Inc.	24,600	6,215,436

		18,397,476

MSF-176

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—1.3%
SBA Communications Corp. - Class A (a)	113,700	$10,342,152
SoftBank Corp.	313,600	23,651,531

		33,993,683

Total Common Stocks (Cost $1,839,749,368)		2,535,719,032

Convertible Preferred Stock—0.0%

Internet Software & Services—0.0%
Living Social, Inc. - Class F (a) (c) (d) (Cost $781,235)	101,591	64,002

Short-Term Investments—6.1%

Mutual Funds—6.1%
State Street Navigator Securities Lending MET Portfolio (e)	134,021,287	134,021,287
T. Rowe Price Government Reserve Investment Fund (f)	22,447,863	22,447,863

Total Short-Term Investments (Cost $156,469,150)		156,469,150

Total Investments—105.4% (Cost $1,996,999,753) (g)		2,692,252,184
Other assets and liabilities (net)—(5.4)%		(137,101,497)

Net Assets—100.0%		$2,555,150,687

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $132,114,851 and the collateral received consisted of cash in the amount of $134,021,287 and non-cash collateral with a value of $494,598. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $7,382,204, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer.
(g)	As of March 31, 2014, the aggregate cost of investments was $1,996,999,753. The aggregate unrealized appreciation and depreciation of investments were $699,057,928 and $(3,805,497), respectively, resulting in net unrealized appreciation of $695,252,431.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Living Social, Inc. - Class F	11/18/11	101,591	$781,235	$64,002
Twitter, Inc. (Private Placement)	09/13/11	162,214	2,610,610	7,318,202

				$7,382,204

MSF-177

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$118,468,089	$—	$—	$118,468,089
Air Freight & Logistics	18,001,648	—	—	18,001,648
Airlines	42,255,246	—	—	42,255,246
Auto Components	19,441,890	—	—	19,441,890
Automobiles	24,153,045	—	—	24,153,045
Beverages	26,895,350	—	—	26,895,350
Biotechnology	206,608,764	—	—	206,608,764
Capital Markets	51,628,059	—	—	51,628,059
Chemicals	86,867,044	—	—	86,867,044
Commercial Services & Supplies	14,941,760	—	—	14,941,760
Communications Equipment	24,745,580	—	—	24,745,580
Construction Materials	9,023,005	—	—	9,023,005
Consumer Finance	24,992,328	—	—	24,992,328
Diversified Financial Services	8,587,405	—	—	8,587,405
Electrical Equipment	24,330,862	—	—	24,330,862
Food & Staples Retailing	58,268,192	—	—	58,268,192
Food Products	—	8,774,977	—	8,774,977
Health Care Equipment & Supplies	20,781,359	—	—	20,781,359
Health Care Providers & Services	70,170,833	—	—	70,170,833
Hotels, Restaurants & Leisure	151,153,914	20,728,049	—	171,881,963
Household Durables	19,100,252	—	—	19,100,252
Household Products	8,366,280	—	—	8,366,280
Industrial Conglomerates	56,032,500	—	—	56,032,500
Internet & Catalog Retail	236,750,368	—	—	236,750,368
Internet Software & Services	256,304,122	30,878,115	—	287,182,237
IT Services	174,592,404	—	—	174,592,404
Machinery	18,463,180	—	—	18,463,180
Media	48,684,402	—	—	48,684,402
Multiline Retail	6,198,984	—	—	6,198,984
Oil, Gas & Consumable Fuels	75,275,180	—	—	75,275,180
Pharmaceuticals	26,563,745	—	—	26,563,745
Real Estate Investment Trusts	105,457,264	—	—	105,457,264
Road & Rail	46,089,931	—	—	46,089,931
Semiconductors & Semiconductor Equipment	19,726,968	—	—	19,726,968
Software	92,569,897	—	—	92,569,897
Specialty Retail	144,512,037	—	—	144,512,037

MSF-178

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$48,403,213	$—	$—	$48,403,213
Textiles, Apparel & Luxury Goods	35,183,198	3,358,434	—	38,541,632
Trading Companies & Distributors	18,397,476	—	—	18,397,476
Wireless Telecommunication Services	10,342,152	23,651,531	—	33,993,683
Total Common Stocks	2,448,327,926	87,391,106	—	2,535,719,032
Total Convertible Preferred Stock*	—	—	64,002	64,002
Total Short-Term Investments*	156,469,150	—	—	156,469,150
Total Investments	$2,604,797,076	$87,391,106	$64,002	$2,692,252,184

Collateral for securities loaned (Liability)	$—	$(134,021,287)	$—	$(134,021,287)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2014	Change in Unrealized Appreciation/(Depreciation) from Investments Still Held at March 31, 2014
Convertible Preferred Stocks
Internet Software & Services	$64,002	$—	$64,002	$—

MSF-179

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Esterline Technologies Corp. (a)	35,200	$3,750,208
GenCorp, Inc. (a) (b)	111,800	2,042,586
HEICO Corp. - Class A	113,881	4,943,574
Hexcel Corp. (a)	100,700	4,384,478
Teledyne Technologies, Inc. (a)	65,700	6,394,581
TransDigm Group, Inc.	26,300	4,870,760
Triumph Group, Inc.	9,200	594,136

		26,980,323

Airlines—0.7%
Allegiant Travel Co. (b)	19,400	2,171,442
Spirit Airlines, Inc. (a)	95,900	5,696,460

		7,867,902

Auto Components—0.6%
Dana Holding Corp.	65,300	1,519,531
Tenneco, Inc. (a)	80,600	4,680,442

		6,199,973

Banks—1.4%
Signature Bank (a)	48,200	6,053,438
SVB Financial Group (a)	36,100	4,648,958
Texas Capital Bancshares, Inc. (a) (b)	67,700	4,396,438

		15,098,834

Beverages—0.8%
Boston Beer Co., Inc. (The) - Class A (a)	34,687	8,488,950

Biotechnology—7.8%
ACADIA Pharmaceuticals, Inc. (a)	70,800	1,722,564
Acceleron Pharma, Inc. (a) (b)	10,300	355,350
Acorda Therapeutics, Inc. (a)	33,800	1,281,358
Aegerion Pharmaceuticals, Inc. (a) (b)	35,400	1,632,648
Alkermes plc (a)	144,900	6,388,641
Alnylam Pharmaceuticals, Inc. (a)	57,800	3,880,692
AMAG Pharmaceuticals, Inc. (a) (b)	35,100	679,185
BioMarin Pharmaceutical, Inc. (a)	72,000	4,911,120
Cepheid, Inc. (a) (b)	75,200	3,878,816
Cubist Pharmaceuticals, Inc. (a) (b)	88,500	6,473,775
Exelixis, Inc. (a) (b)	284,900	1,008,546
Idenix Pharmaceuticals, Inc. (a) (b)	103,700	625,311
Incyte Corp., Ltd. (a)	163,000	8,723,760
Intercept Pharmaceuticals, Inc. (a) (b)	10,700	3,528,753
InterMune, Inc. (a) (b)	80,600	2,697,682
Isis Pharmaceuticals, Inc. (a) (b)	75,000	3,240,750
Lexicon Pharmaceuticals, Inc. (a) (b)	106,600	184,418
Ligand Pharmaceuticals, Inc. (a) (b)	31,400	2,111,964
Medivation, Inc. (a) (b)	26,800	1,725,116
Neurocrine Biosciences, Inc. (a) (b)	111,900	1,801,590
NPS Pharmaceuticals, Inc. (a)	117,200	3,507,796
Opko Health, Inc. (a) (b)	113,600	1,058,752
Pharmacyclics, Inc. (a) (b)	52,000	5,211,440
Prothena Corp. plc (a) (b)	22,600	865,806
Puma Biotechnology, Inc. (a)	42,800	4,457,192
Seattle Genetics, Inc. (a) (b)	99,700	4,542,332

Biotechnology—(Continued)
Sunesis Pharmaceuticals, Inc. (a) (b)	55,700	368,177
Theravance, Inc. (a) (b)	69,100	2,137,954
United Therapeutics Corp. (a)	55,800	5,246,874

		84,248,362

Building Products—0.2%
AAON, Inc. (b)	58,800	1,638,756

Capital Markets—2.2%
Affiliated Managers Group, Inc. (a)	22,849	4,570,943
E*Trade Financial Corp. (a)	237,960	5,477,839
Financial Engines, Inc. (b)	54,500	2,767,510
Virtus Investment Partners, Inc. (a)	17,900	3,099,743
Waddell & Reed Financial, Inc. - Class A	107,900	7,943,598

		23,859,633

Chemicals—2.3%
Koppers Holdings, Inc.	22,100	911,183
NewMarket Corp. (b)	21,200	8,284,536
Rockwood Holdings, Inc.	75,600	5,624,640
Stepan Co.	65,900	4,254,504
WR Grace & Co. (a)	62,900	6,237,793

		25,312,656

Commercial Services & Supplies—1.7%
Clean Harbors, Inc. (a) (b)	49,000	2,684,710
Healthcare Services Group, Inc. (b)	107,300	3,118,138
Rollins, Inc.	107,750	3,258,360
Team, Inc. (a) (b)	55,500	2,378,730
U.S. Ecology, Inc.	62,800	2,331,136
Waste Connections, Inc.	106,100	4,653,546

		18,424,620

Communications Equipment—1.6%
ADTRAN, Inc. (b)	56,500	1,379,165
Aruba Networks, Inc. (a) (b)	141,000	2,643,750
EchoStar Corp. - Class A (a)	30,900	1,469,604
JDS Uniphase Corp. (a)	172,500	2,415,000
Plantronics, Inc.	77,400	3,440,430
Polycom, Inc. (a)	103,286	1,417,084
Riverbed Technology, Inc. (a)	153,767	3,030,747
Ubiquiti Networks, Inc. (a)	29,400	1,336,818

		17,132,598

Consumer Finance—0.6%
Portfolio Recovery Associates, Inc. (a) (b)	105,400	6,098,444
World Acceptance Corp. (a) (b)	10,900	818,372

		6,916,816

Containers & Packaging—0.5%
Graphic Packaging Holding Co. (a)	348,200	3,537,712
Rock-Tenn Co. - Class A	19,800	2,090,286

		5,627,998

MSF-180

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Distributors—0.7%
LKQ Corp. (a)	100,300	$2,642,905
Pool Corp.	82,300	5,046,636

		7,689,541

Diversified Consumer Services—0.9%
American Public Education, Inc. (a) (b)	46,500	1,631,220
Ascent Capital Group, Inc. - Class A (a) (b)	43,700	3,301,535
Sotheby’s (b)	82,400	3,588,520
Steiner Leisure, Ltd. (a)	19,700	911,125

		9,432,400

Diversified Financial Services—1.0%
CBOE Holdings, Inc.	89,900	5,088,340
MarketAxess Holdings, Inc.	58,900	3,488,058
MSCI, Inc. (a)	15,678	674,468
NewStar Financial, Inc. (a) (b)	87,791	1,216,783

		10,467,649

Diversified Telecommunication Services—0.4%
tw telecom, Inc. (a)	133,000	4,157,580

Electrical Equipment—1.2%
Acuity Brands, Inc. (b)	57,800	7,662,546
Generac Holdings, Inc.	98,600	5,814,442

		13,476,988

Electronic Equipment, Instruments & Components—2.2%
Anixter International, Inc.	69,400	7,045,488
Cognex Corp. (a)	108,400	3,670,424
Coherent, Inc. (a)	66,600	4,352,310
FARO Technologies, Inc. (a)	18,900	1,001,700
FEI Co.	77,400	7,973,748

		24,043,670

Energy Equipment & Services—2.1%
Atwood Oceanics, Inc. (a)	53,500	2,695,865
Core Laboratories NV	23,200	4,603,808
Dril-Quip, Inc. (a)	48,200	5,403,220
Oceaneering International, Inc.	45,800	3,291,188
Oil States International, Inc. (a)	40,200	3,963,720
Tesco Corp. (a) (b)	84,700	1,566,950
Unit Corp. (a)	9,000	588,420

		22,113,171

Food & Staples Retailing—1.2%
Rite Aid Corp. (a)	1,281,200	8,033,124
Susser Holdings Corp. (a) (b)	81,900	5,116,293

		13,149,417

Food Products—1.5%
Dean Foods Co. (b)	91,200	1,409,952
J&J Snack Foods Corp.	77,100	7,399,287
TreeHouse Foods, Inc. (a) (b)	96,300	6,932,637

		15,741,876

Health Care Equipment & Supplies—3.6%
Align Technology, Inc. (a)	104,100	5,391,339
Cooper Cos., Inc. (The)	36,200	4,972,432
DexCom, Inc. (a)	85,600	3,540,416
HeartWare International, Inc. (a) (b)	14,900	1,397,322
ICU Medical, Inc. (a)	29,000	1,736,520
IDEXX Laboratories, Inc. (a) (b)	40,700	4,940,980
Masimo Corp. (a) (b)	53,700	1,466,547
Meridian Bioscience, Inc. (b)	35,600	775,724
Sirona Dental Systems, Inc. (a) (b)	85,100	6,354,417
Thoratec Corp. (a)	61,700	2,209,477
Volcano Corp. (a) (b)	61,800	1,218,078
West Pharmaceutical Services, Inc.	100,000	4,405,000

		38,408,252

Health Care Providers & Services—3.6%
Air Methods Corp. (a) (b)	111,200	5,941,416
Bio-Reference Labs, Inc. (a) (b)	48,000	1,328,640
Centene Corp. (a)	63,400	3,946,650
Chemed Corp. (b)	15,300	1,368,585
Corvel Corp. (a)	79,000	3,931,040
HealthSouth Corp.	101,600	3,650,488
MEDNAX, Inc. (a)	80,400	4,983,192
MWI Veterinary Supply, Inc. (a)	30,500	4,746,410
Team Health Holdings, Inc. (a)	124,500	5,571,375
WellCare Health Plans, Inc. (a)	44,400	2,820,288

		38,288,084

Health Care Technology—0.3%
athenahealth, Inc. (a)	10,800	1,730,592
HMS Holdings Corp. (a) (b)	56,400	1,074,420

		2,805,012

Hotels, Restaurants & Leisure—4.5%
Bally Technologies, Inc. (a) (b)	64,900	4,300,923
Brinker International, Inc. (b)	100,700	5,281,715
Buffalo Wild Wings, Inc. (a)	23,200	3,454,480
Cheesecake Factory, Inc. (The) (b)	59,200	2,819,696
Choice Hotels International, Inc. (b)	81,400	3,744,400
Denny’s Corp. (a)	580,400	3,731,972
Domino’s Pizza, Inc.	91,900	7,073,543
Jack in the Box, Inc. (a)	49,000	2,888,060
Red Robin Gourmet Burgers, Inc. (a)	57,300	4,107,264
Six Flags Entertainment Corp.	143,500	5,761,525
Vail Resorts, Inc.	76,100	5,304,170

		48,467,748

Household Durables—0.8%
Helen of Troy, Ltd. (a)	87,800	6,078,394
iRobot Corp. (a) (b)	61,600	2,528,680
NACCO Industries, Inc. - Class A	8,597	466,043

		9,073,117

Insurance—0.2%
Amtrust Financial Services, Inc. (b)	70,478	2,650,678

MSF-181

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—1.5%
HSN, Inc.	107,600	$6,426,948
Liberty Ventures - Series A (a)	52,200	6,803,226
Shutterfly, Inc. (a) (b)	79,900	3,410,132

		16,640,306

Internet Software & Services—2.6%
Conversant, Inc. (a) (b)	100,900	2,840,335
Cornerstone OnDemand, Inc. (a)	82,000	3,925,340
CoStar Group, Inc. (a)	31,500	5,882,310
Envestnet, Inc. (a)	68,000	2,732,240
j2 Global, Inc. (b)	59,600	2,982,980
MercadoLibre, Inc. (b)	38,600	3,671,246
Perficient, Inc. (a)	85,400	1,547,448
WebMD Health Corp. (a) (b)	102,100	4,226,940

		27,808,839

IT Services—5.4%
Cardtronics, Inc. (a)	138,400	5,376,840
CoreLogic, Inc. (a)	185,300	5,566,412
DST Systems, Inc.	36,200	3,431,398
Euronet Worldwide, Inc. (a) (b)	106,300	4,421,017
Gartner, Inc. (a)	112,000	7,777,280
Heartland Payment Systems, Inc. (b)	127,060	5,266,637
Jack Henry & Associates, Inc.	85,000	4,739,600
MAXIMUS, Inc.	215,700	9,676,302
TeleTech Holdings, Inc. (a) (b)	46,400	1,137,264
Unisys Corp. (a)	67,909	2,068,508
VeriFone Systems, Inc. (a)	65,600	2,218,592
WEX, Inc. (a)	67,900	6,453,895

		58,133,745

Leisure Products—1.3%
Brunswick Corp.	119,000	5,389,510
Polaris Industries, Inc.	61,700	8,620,107

		14,009,617

Life Sciences Tools & Services—1.4%
Bio-Rad Laboratories, Inc. - Class A (a)	18,300	2,344,596
Bruker Corp. (a)	93,500	2,130,865
Illumina, Inc. (a) (b)	23,100	3,434,046
Mettler-Toledo International, Inc. (a)	9,700	2,286,096
PAREXEL International Corp. (a)	83,500	4,516,515

		14,712,118

Machinery—6.8%
Actuant Corp. - Class A	109,800	3,749,670
Chart Industries, Inc. (a) (b)	34,200	2,720,610
Graco, Inc.	63,600	4,753,464
Hyster-Yale Materials Handling, Inc.	34,894	3,402,165
IDEX Corp.	51,900	3,782,991
John Bean Technologies Corp.	112,400	3,473,160
Lincoln Electric Holdings, Inc.	90,000	6,480,900
Middleby Corp. (The) (a)	42,400	11,202,504
Nordson Corp.	80,800	5,695,592
Standex International Corp.	26,600	1,425,228

Machinery—(Continued)
Sun Hydraulics Corp. (b)	51,300	2,221,803
Toro Co. (The)	124,700	7,879,793
Valmont Industries, Inc. (b)	39,300	5,849,412
Wabtec Corp.	117,900	9,137,250
Woodward, Inc.	45,200	1,877,156

		73,651,698

Marine—0.7%
Kirby Corp. (a) (b)	73,200	7,411,500

Media—1.3%
John Wiley & Sons, Inc. - Class A (b)	20,700	1,193,148
Live Nation Entertainment, Inc. (a)	244,200	5,311,350
Madison Square Garden Co. (The) - Class A (a)	64,400	3,656,632
Sizmek, Inc. (a)	26,300	279,569
Starz - Class A (a)	113,000	3,647,640

		14,088,339

Metals & Mining—0.3%
Compass Minerals International, Inc.	25,200	2,079,504
Stillwater Mining Co. (a) (b)	51,400	761,234

		2,840,738

Multiline Retail—0.2%
Big Lots, Inc. (a) (b)	55,300	2,094,211

Oil, Gas & Consumable Fuels—3.3%
Bonanza Creek Energy, Inc. (a)	41,600	1,847,040
Clayton Williams Energy, Inc. (a)	35,100	3,966,651
Contango Oil & Gas Co. (a)	69,000	3,294,060
Delek U.S. Holdings, Inc.	50,000	1,452,000
Diamondback Energy, Inc. (a)	44,000	2,961,640
Energy XXI Bermuda, Ltd. (b)	78,100	1,840,817
Gran Tierra Energy, Inc. (a) (b)	277,700	2,077,196
Halcon Resources Corp. (a) (b)	179,700	778,101
Oasis Petroleum, Inc. (a)	121,400	5,066,022
Rosetta Resources, Inc. (a)	69,700	3,246,626
SemGroup Corp. - Class A	75,700	4,971,976
SM Energy Co.	57,600	4,106,304

		35,608,433

Paper & Forest Products—0.7%
Clearwater Paper Corp. (a)	25,800	1,616,886
KapStone Paper and Packaging Corp. (a)	190,000	5,479,600

		7,096,486

Personal Products—0.5%
Nu Skin Enterprises, Inc. - Class A (b)	66,800	5,534,380

Pharmaceuticals—2.8%
Akorn, Inc. (a) (b)	118,500	2,607,000
Auxilium Pharmaceuticals, Inc. (a) (b)	51,600	1,402,488
AVANIR Pharmaceuticals, Inc. - Class A (a) (b)	267,700	982,459
Jazz Pharmaceuticals plc (a)	25,800	3,577,944
Medicines Co. (The) (a)	73,500	2,088,870

MSF-182

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Nektar Therapeutics (a) (b)	98,300	$1,191,396
Pacira Pharmaceuticals, Inc. (a)	31,400	2,197,686
Prestige Brands Holdings, Inc. (a)	154,400	4,207,400
Questcor Pharmaceuticals, Inc. (b)	72,100	4,681,453
Salix Pharmaceuticals, Ltd. (a) (b)	65,300	6,765,733

		29,702,429

Professional Services—1.1%
Advisory Board Co. (The) (a)	73,300	4,709,525
Exponent, Inc.	33,600	2,522,016
Huron Consulting Group, Inc. (a)	65,000	4,119,700
RPX Corp. (a)	37,500	610,500

		11,961,741

Real Estate Investment Trusts—0.6%
DuPont Fabros Technology, Inc. (b)	24,200	582,494
Sabra Health Care REIT, Inc. (b)	52,233	1,456,778
Strategic Hotels & Resorts, Inc. (a)	186,600	1,901,454
Taubman Centers, Inc.	30,600	2,166,174

		6,106,900

Real Estate Management & Development—1.2%
Altisource Portfolio Solutions S.A. (a) (b)	46,200	5,620,692
Forest City Enterprises, Inc. - Class A (a)	145,800	2,784,780
Jones Lang LaSalle, Inc.	17,000	2,014,500
Kennedy-Wilson Holdings, Inc.	95,443	2,148,422

		12,568,394

Road & Rail—2.0%
AMERCO	20,000	4,642,400
Avis Budget Group, Inc. (a) (b)	114,900	5,595,630
Landstar System, Inc.	49,700	2,943,234
Old Dominion Freight Line, Inc. (a)	150,650	8,547,881

		21,729,145

Semiconductors & Semiconductor Equipment—3.0%
Amkor Technology, Inc. (a) (b)	94,900	651,014
Atmel Corp. (a)	478,400	3,999,424
Cabot Microelectronics Corp. (a)	30,400	1,337,600
Cavium, Inc. (a) (b)	91,800	4,014,414
Diodes, Inc. (a)	90,600	2,366,472
Hittite Microwave Corp.	60,800	3,832,832
Magnachip Semiconductor Corp. (a)	58,200	811,308
Microsemi Corp. (a)	112,700	2,820,881
Semtech Corp. (a)	88,400	2,240,056
Silicon Laboratories, Inc. (a)	33,900	1,771,275
Synaptics, Inc. (a) (b)	84,000	5,041,680
Teradyne, Inc. (a) (b)	133,000	2,645,370
Ultratech, Inc. (a) (b)	40,300	1,176,357

		32,708,683

Software—8.0%
Actuate Corp. (a)	83,119	500,376
Advent Software, Inc. (b)	85,300	2,504,408

Software—(Continued)
Aspen Technology, Inc. (a)	186,900	7,917,084
CommVault Systems, Inc. (a) (b)	92,300	5,994,885
Computer Modelling Group, Ltd. (b)	111,000	2,927,870
Concur Technologies, Inc. (a) (b)	53,900	5,339,873
FactSet Research Systems, Inc. (b)	39,900	4,301,619
Fortinet, Inc. (a)	130,700	2,879,321
Informatica Corp. (a)	88,600	3,347,308
Manhattan Associates, Inc. (a)	145,900	5,110,877
MICROS Systems, Inc. (a) (b)	71,900	3,805,667
Monotype Imaging Holdings, Inc.	105,605	3,182,935
Netscout Systems, Inc. (a)	118,900	4,468,262
Pegasystems, Inc. (b)	33,500	1,183,220
Proofpoint, Inc. (a)	24,300	901,044
PTC, Inc. (a)	133,700	4,736,991
SolarWinds, Inc. (a)	62,500	2,664,375
Solera Holdings, Inc.	24,600	1,558,164
SS&C Technologies Holdings, Inc. (a)	85,600	3,425,712
TIBCO Software, Inc. (a)	155,400	3,157,728
Tyler Technologies, Inc. (a)	103,100	8,627,408
Ultimate Software Group, Inc. (a)	58,700	8,041,900

		86,577,027

Specialty Retail—3.6%
Aaron’s, Inc.	76,000	2,298,240
Ascena Retail Group, Inc. (a)	202,600	3,500,928
Buckle, Inc. (The) (b)	48,700	2,230,460
Chico’s FAS, Inc.	176,800	2,834,104
Children’s Place Retail Stores, Inc. (The) (b)	31,900	1,588,939
DSW, Inc. - Class A	191,600	6,870,776
Guess?, Inc.	31,300	863,880
Hibbett Sports, Inc. (a) (b)	44,250	2,339,940
Monro Muffler Brake, Inc. (b)	119,200	6,780,096
Sally Beauty Holdings, Inc. (a)	196,200	5,375,880
Tractor Supply Co.	65,000	4,590,950

		39,274,193

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp. (a) (b)	49,200	2,910,180
Stratasys, Ltd. (a) (b)	20,000	2,121,800

		5,031,980

Textiles, Apparel & Luxury Goods—2.2%
Deckers Outdoor Corp. (a) (b)	43,000	3,428,390
Fossil Group, Inc. (a)	20,948	2,442,862
Hanesbrands, Inc.	115,000	8,795,200
Iconix Brand Group, Inc. (a) (b)	91,000	3,573,570
Steven Madden, Ltd. (a)	139,600	5,022,808

		23,262,830

Thrifts & Mortgage Finance—0.6%
MGIC Investment Corp. (a)	338,500	2,884,020
Ocwen Financial Corp. (a) (b)	47,200	1,849,296
Radian Group, Inc.	148,000	2,224,440

		6,957,756

MSF-183

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—0.5%
Beacon Roofing Supply, Inc. (a)	83,500	$3,228,110
United Rentals, Inc. (a) (b)	18,832	1,787,910

		5,016,020

Total Common Stocks (Cost $ 740,111,687)		1,068,290,112

Short-Term Investments—21.5%

Mutual Funds—21.5%
State Street Navigator Securities Lending MET Portfolio (c)	219,339,633	219,339,633
T. Rowe Price Government Reserve Investment Fund (d)	12,392,822	12,392,822

Total Short-Term Investments (Cost $ 231,732,455)		231,732,455

Total Investments—120.7% (Cost $ 971,844,142) (e)		1,300,022,567
Other assets and liabilities (net)—(20.7)%		(223,304,893)

Net Assets—100.0%		$1,076,717,674

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $218,631,335 and the collateral received consisted of cash in the amount of $219,339,633 and non-cash collateral with a value of $155,027. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer.
(e)	As of March 31, 2014, the aggregate cost of investments was $971,844,142. The aggregate unrealized appreciation and depreciation of investments were $340,998,066 and $(12,819,641), respectively, resulting in net unrealized appreciation of $328,178,425.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,068,290,112	$—	$—	$1,068,290,112
Total Short-Term Investments*	231,732,455	—	—	231,732,455
Total Investments	$1,300,022,567	$—	$—	$1,300,022,567
Collateral for securities loaned (Liability)	$—	$(219,339,633)	$—	$(219,339,633)

*	See Schedule of Investments for additional detailed categorizations.

MSF-184

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Chemicals—1.4%
Agrium, Inc. (a)	177,100	$17,270,792

Construction & Engineering—0.8%
Jacobs Engineering Group, Inc. (b)	143,200	9,093,200

Energy Equipment & Services—22.8%
Atwood Oceanics, Inc. (b)	406,300	20,473,457
Cameron International Corp. (b)	492,400	30,415,548
Diamond Offshore Drilling, Inc. (a)	174,700	8,518,372
Dril-Quip, Inc. (b)	215,900	24,202,390
Halliburton Co.	874,500	51,499,305
Nabors Industries, Ltd.	712,600	17,565,590
National Oilwell Varco, Inc.	380,300	29,613,961
Noble Corp. plc	329,500	10,787,830
Schlumberger, Ltd.	511,000	49,822,500
Seadrill, Ltd. (a)	263,024	9,247,924
Superior Energy Services, Inc.	685,700	21,092,132

		273,239,009

Food Products—0.7%
Archer-Daniels-Midland Co.	187,200	8,122,608

Machinery—1.7%
Cummins, Inc.	134,100	19,979,559

Metals & Mining—19.8%
African Minerals, Ltd. (a) (b)	800,198	2,088,434
Eldorado Gold Corp. (a)	1,764,900	9,848,142
First Quantum Minerals, Ltd. (a)	2,056,200	37,999,246
Freeport-McMoRan Copper & Gold, Inc.	789,100	26,095,537
GlencoreXstrata plc	11,547,837	59,565,254
Goldcorp, Inc.	1,141,800	27,951,264
Kinross Gold Corp. (b)	1,213,804	5,025,148
New Gold, Inc. (b)	1,937,800	9,456,464
Osisko Mining Corp. (b)	950,200	5,913,502
Randgold Resources, Ltd. (ADR) (a)	239,700	17,977,500
Royal Gold, Inc. (a)	154,100	9,649,742
Steel Dynamics, Inc.	520,500	9,259,695
United States Steel Corp. (a)	420,100	11,598,961
Yamana Gold, Inc.	595,200	5,225,856

		237,654,745

Oil, Gas & Consumable Fuels—46.6%
Afren plc (b)	8,328,101	19,629,947
Alpha Natural Resources, Inc. (a) (b)	270,220	1,148,435
Anadarko Petroleum Corp.	448,850	38,044,526
Cimarex Energy Co.	416,800	49,645,048
Cloud Peak Energy, Inc. (b)	321,900	6,804,966
Concho Resources, Inc. (b)	387,450	47,462,625
CONSOL Energy, Inc.	1,152,000	46,022,400
Delek U.S. Holdings, Inc.	385,100	11,183,304
Diamondback Energy, Inc. (a) (b)	266,900	17,965,039
EOG Resources, Inc.	187,400	36,762,258
Genel Energy plc (b)	376,100	6,164,123
Gulfport Energy Corp. (b)	251,400	17,894,652
HollyFrontier Corp. (a)	597,000	28,405,260

Oil, Gas & Consumable Fuels—(Continued)
Laredo Petroleum, Inc. (a) (b)	235,600	6,092,616
Marathon Oil Corp.	887,300	31,516,896
Marathon Petroleum Corp.	312,800	27,226,112
Newfield Exploration Co. (b)	228,300	7,159,488
Ophir Energy plc (a) (b)	2,277,903	9,112,075
Phillips 66	399,900	30,816,294
Pioneer Natural Resources Co.	256,700	48,038,838
Scorpio Tankers, Inc.	450,600	4,492,482
SM Energy Co.	487,800	34,775,262
Tesoro Corp.	509,600	25,780,664
Whiting Petroleum Corp. (b)	96,502	6,696,274

		558,839,584

Paper & Forest Products—1.5%
Louisiana-Pacific Corp. (a) (b)	1,099,701	18,551,940

Total Common Stocks (Cost $1,023,673,561)		1,142,751,437

Warrant—0.0%

Metals & Mining — 0.0%
Kinross Gold Corp., Strike Price $21.70, Expires 09/17/14 (b) (Cost $140,490)	29,480	400

Short-Term Investments—12.3%

Mutual Funds—12.3%
AIM STIT-STIC Prime Portfolio	50,056,598	50,056,598
State Street Navigator Securities Lending MET Portfolio (c)	97,287,455	97,287,455

Total Short-Term Investments (Cost $147,344,053)		147,344,053

Total Investments—107.6% (Cost $1,171,158,104) (d)		1,290,095,890
Other assets and liabilities (net)—(7.6)%		(91,368,902)

Net Assets—100.0%		$1,198,726,988

(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $95,817,442 and the collateral received consisted of cash in the amount of $97,287,455 and non-cash collateral with a value of $818,986. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 31, 2014, the aggregate cost of investments was $1,171,158,104. The aggregate unrealized appreciation and

MSF-185

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

depreciation of investments were $193,911,730 and $(74,973,944), respectively, resulting in net unrealized appreciation of $118,937,786.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$17,270,792	$—	$—	$17,270,792
Construction & Engineering	9,093,200	—	—	9,093,200
Energy Equipment & Services	273,239,009	—	—	273,239,009
Food Products	8,122,608	—	—	8,122,608
Machinery	19,979,559	—	—	19,979,559
Metals & Mining	176,001,057	61,653,688	—	237,654,745
Oil, Gas & Consumable Fuels	523,933,439	34,906,145	—	558,839,584
Paper & Forest Products	18,551,940	—	—	18,551,940
Total Common Stocks	1,046,191,604	96,559,833	—	1,142,751,437
Total Warrant*	400	—	—	400
Total Short-Term Investments*	147,344,053	—	—	147,344,053
Total Investments	$1,193,536,057	$96,559,833	$—	$1,290,095,890

Collateral for securities loaned (Liability)	$—	$(97,287,455)	$—	$(97,287,455)

*	See Schedule of Investments for additional detailed categorizations.

MSF-186

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—47.2% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.1%
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. 5.250%, 02/15/22 (144A) (a)	430,000	$440,750
5.625%, 02/15/24 (144A) (a)	430,000	440,750
WPP Finance 2010 5.125%, 09/07/42	240,000	236,071
WPP Finance UK 8.000%, 09/15/14	230,000	237,512

		1,355,083

Aerospace/Defense—0.5%
Boeing Capital Corp. 4.700%, 10/27/19	350,000	390,519
Boeing Co. (The) 4.875%, 02/15/20	540,000	604,822
6.000%, 03/15/19	50,000	58,835
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17 (a)	3,000,000	3,172,500
Raytheon Co. 3.125%, 10/15/20	30,000	30,307
United Technologies Corp. 4.500%, 06/01/42	360,000	366,577

		4,623,560

Agriculture—0.7%
Altria Group, Inc. 4.000%, 01/31/24	2,820,000	2,825,344
4.750%, 05/05/21	890,000	971,283
5.375%, 01/31/44	490,000	512,243
Imperial Tobacco Finance plc 2.050%, 02/11/18 (144A)	560,000	555,514
Lorillard Tobacco Co. 3.750%, 05/20/23	500,000	471,280
8.125%, 06/23/19 (a)	390,000	482,061
Philip Morris International, Inc. 2.500%, 08/22/22	440,000	413,635
2.900%, 11/15/21	640,000	631,603
Reynolds American, Inc. 3.250%, 11/01/22	270,000	254,016
6.750%, 06/15/17	325,000	374,699

		7,491,678

Airlines—0.5%
Delta Air Lines Pass-Through Trust 6.821%, 02/10/24	527,905	620,289
8.021%, 02/10/24	2,366,111	2,726,943
Northwest Airlines Pass-Through Trust 7.575%, 09/01/20	19,167	22,042
UAL Pass-Through Trust 9.750%, 07/15/18	72,117	82,934
United Airlines, Inc. 6.750%, 09/15/15 (144A)	1,964,000	2,003,280

		5,455,488

Auto Manufacturers—0.3%
Chrysler Group LLC / CG Co-Issuer, Inc. 8.250%, 06/15/21 (144A)	610,000	690,063
Daimler Finance North America LLC 2.625%, 09/15/16 (144A)	790,000	818,845
Ford Motor Co. 4.750%, 01/15/43	1,020,000	986,364
Hyundai Capital America 2.125%, 10/02/17 (144A)	240,000	241,747

		2,737,019

Banks—6.1%
Bank of America Corp. 2.600%, 01/15/19	1,560,000	1,566,154
3.875%, 03/22/17	300,000	319,995
4.000%, 04/01/24	1,260,000	1,258,517
4.100%, 07/24/23	1,730,000	1,754,767
4.125%, 01/22/24	880,000	889,917
4.875%, 04/01/44	1,140,000	1,145,187
5.000%, 01/21/44	2,330,000	2,378,664
5.420%, 03/15/17	1,530,000	1,685,685
5.650%, 05/01/18	630,000	712,173
6.500%, 08/01/16	1,900,000	2,128,103
6.875%, 04/25/18	280,000	330,207
Barclays Bank plc 6.050%, 12/04/17 (144A)	140,000	156,904
10.179%, 06/12/21 (144A)	100,000	134,033
BNP Paribas S.A. 2.375%, 09/14/17	310,000	317,512
CIT Group, Inc. 5.000%, 08/01/23	2,030,000	2,075,675
Citigroup, Inc. 4.050%, 07/30/22	3,930,000	3,945,170
5.350%, 05/15/23 (b)	560,000	519,400
5.500%, 09/13/25	990,000	1,054,546
5.900%, 02/15/23 (b)	320,000	313,400
5.950%, 01/30/23 (a) (b)	590,000	576,725
6.000%, 08/15/17	650,000	736,750
Commonwealth Bank of Australia 5.000%, 10/15/19 (144A)	320,000	356,797
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625%, 12/01/23 (a)	1,400,000	1,440,677
5.750%, 12/01/43	1,480,000	1,615,090
11.000%, 06/30/19 (144A) (b)	415,000	550,913
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (b)	890,000	1,010,150
Goldman Sachs Capital II 4.000%, 12/31/49 (b)	3,490,000	2,687,300
Goldman Sachs Group, Inc. (The) 2.375%, 01/22/18 (a)	1,240,000	1,248,239
2.900%, 07/19/18	410,000	418,116
4.000%, 03/03/24	480,000	477,872
5.250%, 07/27/21	1,680,000	1,859,743
6.150%, 04/01/18	30,000	34,296
6.250%, 02/01/41	210,000	249,363

MSF-187

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 6.750%, 10/01/37	400,000	$458,208
7.500%, 02/15/19	20,000	24,196
HBOS plc 6.750%, 05/21/18 (144A)	240,000	271,906
HSBC Holdings plc 4.250%, 03/14/24 (a)	850,000	851,046
ING Bank NV 5.800%, 09/25/23 (144A)	1,510,000	1,610,335
JPMorgan Chase & Co. 3.375%, 05/01/23	780,000	738,363
4.350%, 08/15/21	160,000	171,503
4.500%, 01/24/22	160,000	172,493
5.150%, 10/01/15 (a)	1,980,000	2,101,275
6.125%, 06/27/17	160,000	181,372
M&T Bank Corp. 6.875%, 06/15/16	2,540,000	2,540,429
Morgan Stanley 0.687%, 10/18/16 (b)	360,000	359,102
4.750%, 03/22/17 (a)	140,000	152,786
5.450%, 01/09/17	530,000	585,922
5.950%, 12/28/17	430,000	490,856
Nordea Bank AB 4.875%, 05/13/21 (144A)	950,000	996,455
Royal Bank of Scotland Group plc 5.000%, 10/01/14	730,000	740,021
6.100%, 06/10/23	780,000	809,655
7.648%, 09/30/31 (b)	120,000	129,000
Royal Bank of Scotland plc 13.125%, 03/19/22 (AUD) (b)	1,580,000	1,744,404
Standard Chartered plc 5.700%, 03/26/44 (144A) (a)	1,890,000	1,872,234
State Street Corp. 4.956%, 03/15/18	320,000	348,607
Wachovia Bank N.A. 6.000%, 11/15/17	1,990,000	2,292,751
Wachovia Capital Trust III 5.570%, 12/31/49 (b)	1,321,000	1,269,811
Wells Fargo & Co. 1.500%, 01/16/18	300,000	297,136
3.450%, 02/13/23	680,000	659,999
4.480%, 01/16/24	2,596,000	2,682,073
4.600%, 04/01/21	110,000	121,071
5.375%, 11/02/43	660,000	695,238
Wells Fargo Capital X 5.950%, 12/01/86	600,000	600,000

		61,916,287

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	280,000	264,373
5.000%, 04/15/20	260,000	293,681
5.375%, 01/15/20	1,110,000	1,274,262
Diageo Investment Corp. 2.875%, 05/11/22	670,000	650,140

Beverages—(Continued)
Heineken NV 1.400%, 10/01/17 (144A)	260,000	258,864
Molson Coors Brewing Co. 3.500%, 05/01/22	60,000	59,855
PepsiCo, Inc. 4.000%, 03/05/42	670,000	620,432
7.900%, 11/01/18	76,000	95,401
Pernod-Ricard S.A. 2.950%, 01/15/17 (144A)	270,000	279,814
4.450%, 01/15/22 (144A)	940,000	983,085
5.500%, 01/15/42 (144A)	1,130,000	1,229,313

		6,009,220

Building Materials—1.1%
Building Materials Corp. of America 7.500%, 03/15/20 (144A) (a)	3,400,000	3,663,500
Cemex Finance LLC 9.375%, 10/12/22 (144A) (a)	6,470,000	7,594,163

		11,257,663

Chemicals—0.7%
Alpek S.A. de C.V. 4.500%, 11/20/22 (144A)	890,000	876,650
Braskem Finance, Ltd. 5.375%, 05/02/22 (144A) (a)	1,980,000	1,930,500
Ecolab, Inc. 4.350%, 12/08/21	70,000	75,320
LyondellBasell Industries NV 5.000%, 04/15/19	1,190,000	1,325,016
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	40,000	44,128
Rain CII Carbon LLC/CII Carbon Corp 8.250%, 01/15/21 (144A)	2,650,000	2,729,500

		6,981,114

Coal—0.8%
Arch Coal, Inc. 7.000%, 06/15/19 (a)	2,630,000	2,031,675
9.875%, 06/15/19 (a)	1,110,000	965,700
CONSOL Energy, Inc. 8.250%, 04/01/20	3,720,000	4,040,850
Natural Resource Partners L.P. 9.125%, 10/01/18 (144A)	720,000	752,400

		7,790,625

Commercial Services—0.5%
NES Rentals Holdings, Inc. 7.875%, 05/01/18 (144A)	990,000	1,059,300
Service Corp. International 7.500%, 04/01/27	350,000	371,000
7.625%, 10/01/18	125,000	144,219
WEX, Inc. 4.750%, 02/01/23 (144A)	3,440,000	3,233,600

		4,808,119

MSF-188

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.0%
Compiler Finance Sub, Inc. 7.000%, 05/01/21 (144A)	450,000	$453,375

Cosmetics/Personal Care—0.1%
First Quality Finance Co., Inc. 4.625%, 05/15/21 (144A)	490,000	476,525

Diversified Financial Services—2.3%
American Express Co. 6.800%, 09/01/66 (b)	1,650,000	1,807,905
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/19 (144A) (a)	3,050,000	2,775,500
Ford Motor Credit Co. LLC 8.125%, 01/15/20	1,240,000	1,563,634
General Electric Capital Corp. 4.375%, 09/16/20	70,000	76,029
4.625%, 01/07/21	40,000	44,041
6.375%, 11/15/67 (b)	2,120,000	2,332,000
6.875%, 01/10/39	4,391,000	5,782,688
General Motors Financial Co., Inc. 2.750%, 05/15/16	30,000	30,393
ILFC E-Capital Trust II 6.250%, 12/21/65 (144A) (b)	330,000	320,100
International Lease Finance Corp. 6.250%, 05/15/19	1,150,000	1,267,875
6.500%, 09/01/14 (144A)	50,000	51,063
6.750%, 09/01/16 (144A)	250,000	278,125
8.250%, 12/15/20 (a)	3,150,000	3,809,893
8.750%, 03/15/17	1,550,000	1,819,312
John Deere Capital Corp. 2.250%, 04/17/19	310,000	310,270
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (c)	3,870,000	387
Lehman Brothers Holdings E-Capital Trust I 3.589%, 08/19/65 (c)	1,190,000	119
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (c)	3,280,000	328
SLM Corp. 8.000%, 03/25/20 (a)	150,000	172,688
TMX Finance LLC/TitleMax Finance Corp. 8.500%, 09/15/18 (144A)	360,000	394,200
Vesey Street Investment Trust I 4.404%, 09/01/16 (d)	370,000	396,805

		23,233,355

Electric—2.2%
AES Corp. 5.500%, 03/15/24	650,000	645,125
Calpine Corp. 7.500%, 02/15/21 (144A)	1,972,000	2,154,410
7.875%, 07/31/20 (144A)	1,000	1,100
7.875%, 01/15/23 (144A) (a)	1,000,000	1,120,000
Centrais Eletricas Brasileiras S.A. 5.750%, 10/27/21 (144A) (a)	1,930,000	1,901,050

Electric—(Continued)
Dominion Resources, Inc. 8.875%, 01/15/19	70,000	88,616
Duke Energy Carolinas LLC 5.300%, 02/15/40	980,000	1,120,988
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust 7.670%, 08/11/16 (c) (e)	500,000	0
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000%, 12/01/20	1,620,000	1,705,050
Exelon Corp. 5.625%, 06/15/35	375,000	402,526
FirstEnergy Corp. 4.250%, 03/15/23	1,910,000	1,852,583
7.375%, 11/15/31	4,200,000	4,824,355
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	5,625,454
Pacific Gas & Electric Co. 6.050%, 03/01/34	430,000	507,848
8.250%, 10/15/18 (a)	210,000	261,430

		22,210,535

Electronics—0.2%
Rexel S.A. 5.250%, 06/15/20 (144A) (a)	2,210,000	2,259,725
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	200,000	203,701

		2,463,426

Engineering & Construction—0.5%
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/17 (a)	440,000	440,000
8.900%, 02/04/21 (a)	1,250,000	1,247,813
OAS Investments GmbH 8.250%, 10/19/19 (144A)	1,930,000	1,939,650
Odebrecht Offshore Drilling Finance, Ltd. 6.625%, 10/01/23 (144A) (a)	900,000	931,500

		4,558,963

Entertainment—0.1%
Greektown Holdings LLC/Greektown Mothership Corp. 8.875%, 03/15/19 (144A) (a)	540,000	557,550
Regal Entertainment Group 5.750%, 03/15/22 (a)	840,000	865,200

		1,422,750

Environmental Control—0.0%
Waste Management, Inc. 4.600%, 03/01/21	180,000	195,226
7.375%, 05/15/29	190,000	241,572

		436,798

MSF-189

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.9%
Hawk Acquisition Sub, Inc. 4.250%, 10/15/20 (144A)	1,060,000	$1,042,775
Kraft Foods Group, Inc. 3.500%, 06/06/22	690,000	694,159
Kroger Co. (The) 6.900%, 04/15/38	300,000	371,609
Marfrig Holding Europe B.V. 8.375%, 05/09/18 (a)	2,200,000	2,195,600
11.250%, 09/20/21 (144A) (a)	1,850,000	1,984,125
Mondelez International, Inc. 5.375%, 02/10/20	534,000	603,688
6.500%, 02/09/40	347,000	436,459
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	220,000	220,636
2.900%, 10/21/19 (144A)	790,000	797,120
3.375%, 10/21/20 (144A)	250,000	252,394

		8,598,565

Forest Products & Paper—0.7%
Appvion, Inc. 9.000%, 06/01/20 (144A)	2,060,000	2,101,200
Fibria Overseas Finance, Ltd. 6.750%, 03/03/21	3,110,000	3,421,000
Resolute Forest Products, Inc. 5.875%, 05/15/23 (144A) (a)	1,490,000	1,452,750
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	310,750

		7,285,700

Healthcare-Products—0.1%
DJO Finance LLC / DJO Finance Corp. 9.875%, 04/15/18	770,000	839,300
Medtronic, Inc. 3.125%, 03/15/22	60,000	60,126
4.450%, 03/15/20	340,000	373,253

		1,272,679

Healthcare-Services—1.3%
Fresenius Medical Care U.S. Finance, Inc. 6.500%, 09/15/18 (144A) (a)	3,709,000	4,154,080
HCA, Inc. 5.000%, 03/15/24	1,840,000	1,843,450
6.375%, 01/15/15 (a)	1,500,000	1,556,250
Humana, Inc. 3.150%, 12/01/22 (a)	190,000	180,757
7.200%, 06/15/18	320,000	380,418
Roche Holdings, Inc. 6.000%, 03/01/19 (144A)	323,000	379,480
Tenet Healthcare Corp. 6.000%, 10/01/20 (144A)	1,130,000	1,209,100
8.125%, 04/01/22 (a)	360,000	402,300
UnitedHealth Group, Inc. 5.700%, 10/15/40	10,000	11,682
5.800%, 03/15/36	10,000	11,638
6.000%, 02/15/18	900,000	1,035,770

Healthcare-Services—(Continued)
WellCare Health Plans, Inc. 5.750%, 11/15/20	1,330,000	1,396,500
WellPoint, Inc. 3.125%, 05/15/22 (a)	400,000	382,786
3.700%, 08/15/21	130,000	132,741
5.875%, 06/15/17	120,000	135,300
7.000%, 02/15/19	170,000	202,168

		13,414,420

Holding Companies-Diversified—0.6%
DH Services Luxembourg S.a.r.l. 7.750%, 12/15/20 (144A)	5,670,000	6,052,725

Home Builders—0.7%
Taylor Morrison Communities, Inc. 5.250%, 04/15/21 (144A)	1,180,000	1,191,800
7.750%, 04/15/20 (144A)	3,252,000	3,585,330
William Lyon Homes, Inc. 8.500%, 11/15/20	2,430,000	2,703,375

		7,480,505

Household Products/Wares—0.4%
Century Intermediate Holding Co. 9.750%, 02/15/19 (144A) (f)	1,280,000	1,348,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 6.875%, 02/15/21 (a)	480,000	518,400
9.000%, 04/15/19	1,710,000	1,829,700

		3,696,900

Insurance—0.2%
American International Group, Inc. 6.250%, 03/15/87	620,000	651,000
ING U.S., Inc. 2.900%, 02/15/18	300,000	307,385
Teachers Insurance & Annuity Association of America 6.850%, 12/16/39 (144A)	700,000	918,564

		1,876,949

Internet—0.4%
Cogent Communications Group, Inc. 8.375%, 02/15/18 (144A)	3,480,000	3,775,800

Iron/Steel—0.9%
ArcelorMittal 5.000%, 02/25/17 (a)	380,000	403,275
Cliffs Natural Resources, Inc. 3.950%, 01/15/18 (a)	1,480,000	1,487,609
4.800%, 10/01/20 (a)	420,000	412,390
Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 9.000%, 10/15/17	2,120,000	2,286,950
Steel Dynamics, Inc. 7.625%, 03/15/20	3,710,000	4,016,075

		8,606,299

MSF-190

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—0.4%
Caesars Entertainment Operating Co., Inc. 8.500%, 02/15/20	320,000	$283,200
11.250%, 06/01/17	2,000,000	1,925,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21 (144A) (a)	1,800,000	1,881,000

		4,089,200

Media—2.7%
21st Century Fox America, Inc. 6.200%, 12/15/34	10,000	11,655
6.650%, 11/15/37	70,000	85,498
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 04/30/21 (a)	1,740,000	1,844,400
7.000%, 01/15/19 (a)	90,000	95,175
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	230,000	325,955
Comcast Cable Communications LLC 8.875%, 05/01/17	420,000	512,407
Comcast Corp. 5.650%, 06/15/35 (a)	10,000	11,300
5.875%, 02/15/18	150,000	171,752
6.500%, 11/15/35	490,000	607,650
6.550%, 07/01/39	390,000	486,813
6.950%, 08/15/37 (a)	250,000	324,740
CSC Holdings LLC 6.750%, 11/15/21	2,010,000	2,246,175
DISH DBS Corp. 5.000%, 03/15/23	1,285,000	1,294,637
6.625%, 10/01/14	90,000	92,250
6.750%, 06/01/21	115,000	128,800
7.875%, 09/01/19	430,000	508,475
Gannett Co., Inc. 6.375%, 10/15/23 (144A)	940,000	997,575
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A)	4,260,000	4,638,075
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	1,950,000	1,907,059
Time Warner Cable, Inc. 4.125%, 02/15/21 (a)	10,000	10,469
5.500%, 09/01/41 (a)	330,000	344,061
5.875%, 11/15/40	10,000	10,836
6.750%, 06/15/39	170,000	201,488
8.250%, 04/01/19	850,000	1,059,063
8.750%, 02/14/19	80,000	101,202
Time Warner, Inc. 7.700%, 05/01/32	1,410,000	1,890,876
UBM plc 5.750%, 11/03/20 (144A)	50,000	53,579
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	3,000,000	3,060,000
Univision Communications, Inc. 6.875%, 05/15/19 (144A)	1,000,000	1,075,000
7.875%, 11/01/20 (144A)	2,700,000	2,983,500

Media—(Continued)
Viacom, Inc. 4.250%, 09/01/23 (a)	600,000	617,245

		27,697,710

Mining—2.2%
AngloGold Ashanti Holdings plc 8.500%, 07/30/20 (a)	1,551,000	1,710,365
Barminco Finance Pty, Ltd. 9.000%, 06/01/18 (144A) (a)	630,000	579,600
Barrick Gold Corp. 3.850%, 04/01/22	280,000	267,450
4.100%, 05/01/23	1,430,000	1,356,548
6.950%, 04/01/19	380,000	445,647
Barrick North America Finance LLC 4.400%, 05/30/21	510,000	513,889
BHP Billiton Finance USA, Ltd. 3.250%, 11/21/21	590,000	596,586
5.000%, 09/30/43	750,000	793,636
Freeport-McMoRan Copper & Gold, Inc. 3.100%, 03/15/20	930,000	904,723
3.550%, 03/01/22 (a)	515,000	491,835
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (144A) (c) (g)	1,000,000	550,000
Mirabela Nickel, Ltd. 3.500%, 06/30/14 (144A) (f) (h)	617,556	617,556
8.750%, 04/15/18 (144A) (c)	270,000	64,800
Molycorp, Inc. 10.000%, 06/01/20 (a)	2,180,000	2,158,200
Rio Tinto Finance USA plc 2.250%, 12/14/18	240,000	239,980
Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	10,000	10,164
2.500%, 05/20/16	70,000	72,268
3.500%, 11/02/20	100,000	102,414
4.125%, 05/20/21 (a)	130,000	136,977
6.500%, 07/15/18	230,000	270,294
9.000%, 05/01/19	620,000	806,508
St Barbara, Ltd. 8.875%, 04/15/18 (144A)	980,000	803,600
Thompson Creek Metals Co., Inc. 9.750%, 12/01/17	2,060,000	2,281,450
Vedanta Resources plc 6.750%, 06/07/16 (144A) (a)	2,960,000	3,111,700
8.250%, 06/07/21 (a)	1,120,000	1,187,200
Xstrata Finance Canada, Ltd. 2.050%, 10/23/15 (144A)	1,440,000	1,456,551
2.700%, 10/25/17 (144A)	720,000	728,712

		22,258,653

Miscellaneous Manufacturing—0.4%
Eaton Corp. 2.750%, 11/02/22	3,510,000	3,322,682
General Electric Co. 4.500%, 03/11/44	380,000	385,895

		3,708,577

MSF-191

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—6.7%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	$101,861
Anadarko Petroleum Corp. 6.375%, 09/15/17	1,530,000	1,751,567
Apache Corp. 3.250%, 04/15/22	774,000	780,684
BP Capital Markets plc 3.245%, 05/06/22	800,000	793,267
3.561%, 11/01/21	100,000	102,788
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 7.625%, 01/15/22	1,860,000	1,971,600
Chesapeake Energy Corp. 5.750%, 03/15/23 (a)	3,300,000	3,493,875
6.875%, 11/15/20	760,000	862,600
Concho Resources, Inc. 5.500%, 10/01/22	220,000	229,350
6.500%, 01/15/22	1,400,000	1,526,000
ConocoPhillips Holding Co. 6.950%, 04/15/29	495,000	659,821
Continental Resources, Inc. 4.500%, 04/15/23	580,000	600,690
7.125%, 04/01/21	1,090,000	1,233,062
Devon Energy Corp. 3.250%, 05/15/22 (a)	280,000	275,777
Devon Financing Corp. LLC 7.875%, 09/30/31	140,000	190,443
Ecopetrol S.A. 5.875%, 09/18/23 (a)	441,000	481,793
Halcon Resources Corp. 8.875%, 05/15/21 (a)	4,240,000	4,399,000
Hercules Offshore, Inc. 7.500%, 10/01/21 (144A)	160,000	161,600
8.750%, 07/15/21 (144A)	610,000	661,850
Hess Corp. 7.875%, 10/01/29	150,000	197,000
8.125%, 02/15/19	90,000	112,676
Kerr-McGee Corp. 6.950%, 07/01/24	360,000	436,532
7.875%, 09/15/31	405,000	525,722
Kodiak Oil & Gas Corp. 8.125%, 12/01/19	3,250,000	3,603,437
Magnum Hunter Resources Corp. 9.750%, 05/15/20	1,740,000	1,927,050
MEG Energy Corp. 6.375%, 01/30/23 (144A)	3,600,000	3,726,000
6.500%, 03/15/21 (144A)	290,000	305,225
Murphy Oil USA, Inc. 6.000%, 08/15/23 (144A)	660,000	681,450
Occidental Petroleum Corp. 2.700%, 02/15/23 (a)	520,000	491,392
3.125%, 02/15/22	310,000	307,867
Pacific Drilling V, Ltd. 7.250%, 12/01/17 (144A)	1,760,000	1,900,800
Pacific Rubiales Energy Corp. 5.375%, 01/26/19 (144A)	1,660,000	1,722,250

Oil & Gas—(Continued)
Parker Drilling Co. 6.750%, 07/15/22 (144A)	830,000	854,900
Parsley Energy LLC / Parsley Finance Corp. 7.500%, 02/15/22 (144A)	700,000	738,500
Petrobras International Finance Co. 5.375%, 01/27/21	6,020,000	6,088,152
5.750%, 01/20/20	513,000	535,482
Plains Exploration & Production Co. 6.500%, 11/15/20	250,000	275,313
8.625%, 10/15/19	205,000	222,681
Puma International Financing S.A. 6.750%, 02/01/21 (144A)	2,050,000	2,075,625
QEP Resources, Inc. 5.250%, 05/01/23	2,650,000	2,636,750
6.875%, 03/01/21	2,130,000	2,343,000
Quicksilver Resources, Inc. 11.000%, 07/01/21 (144A) (a)	1,140,000	1,222,650
Range Resources Corp. 5.000%, 08/15/22	870,000	887,400
5.750%, 06/01/21 (a)	570,000	610,613
8.000%, 05/15/19	2,200,000	2,301,750
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (a)	1,860,000	1,947,850
Samson Investment Co. 10.750%, 02/15/20 (144A)	3,750,000	4,087,500
Sanchez Energy Corp. 7.750%, 06/15/21 (144A)	1,650,000	1,761,375
SandRidge Energy, Inc. 7.500%, 02/15/23 (a)	200,000	212,000
Sibur Securities, Ltd. 3.914%, 01/31/18 (144A)	350,000	321,125
Sinopec Group Overseas Development 2012, Ltd. 2.750%, 05/17/17 (144A)	690,000	707,688
Transocean, Inc. 5.050%, 12/15/16 (a)	290,000	315,428
6.375%, 12/15/21 (a)	430,000	483,300
Ultra Petroleum Corp. 5.750%, 12/15/18 (144A)	780,000	819,000

		67,663,111

Oil & Gas Services—1.0%
Baker Hughes, Inc. 3.200%, 08/15/21 (a)	480,000	487,517
CGG S.A. 6.500%, 06/01/21 (a)	2,840,000	2,882,600
7.750%, 05/15/17	555,000	563,325
Exterran Holdings, Inc. 7.250%, 12/01/18	2,020,000	2,133,625
Hiland Partners L.P. / Hiland Partner Finance Corp. 7.250%, 10/01/20 (144A)	520,000	565,500
Key Energy Services, Inc. 6.750%, 03/01/21	2,150,000	2,260,188

MSF-192

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
SESI LLC 7.125%, 12/15/21	1,050,000	$1,170,750

		10,063,505

Packaging & Containers—1.0%
Ardagh Packaging Finance plc 9.125%, 10/15/20 (144A)	4,660,000	5,195,900
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 9.125%, 10/15/20 (144A)	540,000	599,400
Ball Corp. 4.000%, 11/15/23	770,000	719,950
5.000%, 03/15/22 (a)	30,000	30,750
5.750%, 05/15/21	930,000	992,775
Graphic Packaging International, Inc. 4.750%, 04/15/21	360,000	360,450
Pactiv LLC 8.375%, 04/15/27 (a)	1,050,000	1,076,250
Rock Tenn Co. 3.500%, 03/01/20	230,000	233,294
4.000%, 03/01/23	360,000	361,985

		9,570,754

Pharmaceuticals—0.8%
AbbVie, Inc. 1.750%, 11/06/17	970,000	973,065
2.900%, 11/06/22	590,000	567,982
Express Scripts Holding Co. 3.500%, 11/15/16	1,410,000	1,492,904
Forest Laboratories, Inc. 4.875%, 02/15/21 (144A) (a)	570,000	602,775
GlaxoSmithKline Capital plc 2.850%, 05/08/22	590,000	576,005
JLL/Delta Dutch Newco B.V. 7.500%, 02/01/22 (144A)	830,000	854,900
Lantheus Medical Imaging, Inc. 9.750%, 05/15/17 (a)	1,510,000	1,502,450
Pfizer, Inc. 6.200%, 03/15/19	400,000	473,584
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/21 (a)	50,000	50,083
Valeant Pharmaceuticals International, Inc. 5.625%, 12/01/21 (144A) (a)	530,000	556,500
Wyeth LLC 5.950%, 04/01/37	290,000	350,987
Zoetis, Inc. 3.250%, 02/01/23 (a)	240,000	231,493

		8,232,728

Pipelines—2.1%
Access Midstream Partners L.P. / ACMP Finance Corp. 4.875%, 05/15/23	3,400,000	3,425,500

Pipelines—(Continued)
Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp. 5.875%, 08/01/23	3,290,000	3,248,875
El Paso LLC 7.800%, 08/01/31	67,000	71,236
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	190,000	253,461
Enterprise Products Operating LLC 5.700%, 02/15/42	200,000	222,011
Kinder Morgan, Inc. 5.625%, 11/15/23 (144A)	3,180,000	3,145,055
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 5.500%, 02/15/23	1,350,000	1,387,125
6.250%, 06/15/22 (a)	970,000	1,047,600
6.500%, 08/15/21 (a)	910,000	982,800
Regency Energy Partners L.P. 6.500%, 07/15/21 (a)	360,000	386,100
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	1,200,000	1,245,000
Rockies Express Pipeline LLC 6.000%, 01/15/19 (144A)	3,260,000	3,284,450
Southern Natural Gas Co. LLC 5.900%, 04/01/17 (144A)	10,000	11,224
8.000%, 03/01/32	25,000	33,071
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.250%, 11/15/23 (144A) (a)	1,580,000	1,465,450
Williams Cos., Inc. (The) 7.500%, 01/15/31	45,000	49,521
7.750%, 06/15/31	14,000	15,707
7.875%, 09/01/21	436,000	518,026
8.750%, 03/15/32 (a)	255,000	307,409

		21,099,621

Real Estate—0.2%
Country Garden Holdings Co., Ltd. 11.125%, 02/23/18	324,000	350,325
Howard Hughes Corp. 6.875%, 10/01/21 (144A)	1,350,000	1,458,000

		1,808,325

Retail—0.9%
Arcos Dorados Holdings, Inc. 6.625%, 09/27/23 (144A) (a)	1,030,000	1,055,750
CST Brands, Inc. 5.000%, 05/01/23 (a)	340,000	334,050
CVS Caremark Corp. 2.750%, 12/01/22	530,000	499,960
CVS Pass-Through Trust 6.943%, 01/10/30	740,986	875,985
Dufry Finance SCA 5.500%, 10/15/20 (144A)	2,130,000	2,218,949

MSF-193

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
First Cash Financial Services, Inc. 6.750%, 04/01/21 (144A)	370,000	$379,250
Guitar Center, Inc. 6.500%, 04/15/19 (144A)	410,000	407,437
9.625%, 04/15/20 (144A)	1,760,000	1,746,800
Limited Brands, Inc. 6.950%, 03/01/33 (a)	60,000	61,950
Neiman Marcus Group Ltd. LLC 8.750%, 10/15/21 (144A) (a) (f)	1,250,000	1,381,250

		8,961,381

Software—0.3%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	680,000	727,600
6.125%, 09/15/23 (144A) (a)	580,000	631,475
First Data Corp. 6.750%, 11/01/20 (144A)	1,070,000	1,150,250

		2,509,325

Telecommunications—4.1%
AT&T, Inc. 4.350%, 06/15/45	1,480,000	1,306,211
4.450%, 05/15/21	300,000	324,197
5.500%, 02/01/18	170,000	191,805
CenturyLink, Inc. 6.750%, 12/01/23	760,000	806,550
Hughes Satellite Systems Corp. 7.625%, 06/15/21	1,500,000	1,691,250
Inmarsat Finance plc 7.375%, 12/01/17 (144A)	760,000	790,400
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21	1,000,000	1,097,500
Level 3 Financing, Inc. 6.125%, 01/15/21 (144A) (a)	1,380,000	1,455,900
Rogers Communications, Inc. 6.800%, 08/15/18	280,000	332,546
SoftBank Corp. 4.500%, 04/15/20 (144A) (a)	1,360,000	1,353,200
Sprint Capital Corp. 6.875%, 11/15/28	5,290,000	5,131,300
8.750%, 03/15/32	2,520,000	2,772,000
Sprint Corp. 7.875%, 09/15/23 (144A)	3,160,000	3,476,000
T-Mobile USA, Inc. 6.125%, 01/15/22	880,000	921,800
Telecom Italia Capital S.A. 7.175%, 06/18/19	40,000	45,850
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	140,000	151,358
5.462%, 02/16/21	140,000	153,906
5.877%, 07/15/19 (a)	140,000	157,487
6.221%, 07/03/17	40,000	45,247
tw telecom holdings, Inc. 6.375%, 09/01/23	1,240,000	1,326,800

Telecommunications—(Continued)
Verizon Communications, Inc. 2.450%, 11/01/22 (a)	390,000	355,403
3.450%, 03/15/21	430,000	435,887
4.150%, 03/15/24 (a)	640,000	650,207
4.500%, 09/15/20	80,000	86,883
5.050%, 03/15/34	260,000	266,727
5.150%, 09/15/23	4,700,000	5,143,299
6.350%, 04/01/19	980,000	1,156,041
6.400%, 09/15/33	3,970,000	4,713,371
6.550%, 09/15/43	250,000	304,234
Wind Acquisition Holdings Finance S.A. 12.250%, 07/15/17 (144A) (a) (f)	2,895,702	3,010,344
Windstream Corp. 7.500%, 04/01/23 (a)	2,000,000	2,100,000

		41,753,703

Transportation—0.8%
CMA CGM S.A. 8.500%, 04/15/17 (144A) (a)	1,500,000	1,500,000
Florida East Coast Railway Corp. 8.125%, 02/01/17	2,000,000	2,090,000
Gulfmark Offshore, Inc. 6.375%, 03/15/22 (a)	2,080,000	2,152,800
Navios Maritime Acquisition Corp. 8.125%, 11/15/21 (144A)	980,000	1,021,650
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	1,280,000	1,299,200

		8,063,650

Trucking & Leasing—0.1%
Jurassic Holdings III, Inc. 6.875%, 02/15/21 (144A)	550,000	566,500

Total Corporate Bonds & Notes (Cost $472,039,095)		475,788,868

Mortgage-Backed Securities—20.1%

Collateralized Mortgage Obligations—18.6%
American Home Mortgage Investment Trust 0.374%, 06/25/45 (b)	943,366	852,822
0.734%, 11/25/45 (b)	826,274	732,131
Banc of America Funding Trust 0.327%, 05/20/36 (b)	593,290	570,731
Banc of America Mortgage Securities, Inc. 2.768%, 09/25/35 (b)	240,980	218,381
5.169%, 12/25/34 (b)	16,478	16,369
Bear Stearns Adjustable Rate Mortgage Trust 2.654%, 10/25/35 (b)	2,385,166	2,350,810
Bear Stearns Asset Backed Securities Trust 0.384%, 04/25/36 (b)	1,190,395	989,841
Citigroup Mortgage Loan Trust, Inc. 2.784%, 12/25/35 (b)	2,921,620	2,214,994
CitiMortgage Alternative Loan Trust 34.729%, 07/25/37 (b)	2,795,581	4,828,323

MSF-194

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust 0.387%, 07/20/35 (b)	168,621	$144,431
0.424%, 01/25/36 (b)	391,975	340,955
0.454%, 12/25/35 (b)	6,016,642	4,966,816
5.500%, 10/25/33	16,783	17,993
5.500%, 02/25/35	4,910,611	4,928,436
5.750%, 01/25/37	4,950,954	4,189,017
6.000%, 01/25/37	5,733,519	5,011,348
6.000%, 08/25/37	11,894,414	9,492,733
16.601%, 06/25/35 (b)	3,854,863	4,921,994
22.337%, 02/25/36 (b)	3,492,330	4,758,862
27.983%, 07/25/36 (b)	2,950,839	4,507,521
38.075%, 08/25/37 (b)	5,758,149	10,279,219
Countrywide Home Loan Mortgage Pass-Through Trust 0.514%, 03/25/35 (144A) (b)	1,054,890	932,812
2.380%, 11/25/34 (b)	171,594	140,583
Countrywide Home Loan Reperforming Loan REMIC Trust 0.574%, 11/25/34 (144A) (b)	139,842	122,810
Credit Suisse Mortgage Trust 29.677%, 02/25/36 (b)	3,622,825	5,333,585
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.762%, 08/25/35 (b)	77,026	60,848
DSLA Mortgage Loan Trust 0.366%, 03/19/45 (b)	274,581	250,477
1.054%, 03/19/46 (b)	160,043	123,155
Fannie Mae Connecticut Avenue Securities 5.404%, 10/25/23 (b)	2,780,000	3,094,335
GreenPoint MTA Trust 0.374%, 06/25/45 (b)	2,356,435	2,081,418
GSMPS Mortgage Loan Trust 0.504%, 09/25/35 (144A) (b)	4,773,637	4,075,650
0.554%, 04/25/36 (144A) (b)	1,264,819	1,071,663
GSR Mortgage Loan Trust 2.721%, 10/25/35 (b)	604,246	532,540
HarborView Mortgage Loan Trust 0.406%, 01/19/36 (b)	1,396,338	953,615
0.506%, 01/19/35 (b)	319,821	236,212
0.556%, 11/19/34 (b)	1,239,057	1,024,769
0.956%, 11/19/34 (b)	57,104	43,261
1.154%, 10/25/37 (b)	2,554,762	2,346,237
Impac Secured Assets CMN Owner Trust 0.474%, 03/25/36 (b)	1,387,475	962,997
Impac Secured Assets Trust 0.504%, 08/25/36 (b)	192,372	188,246
IndyMac INDA Mortgage Loan Trust 2.815%, 11/25/37 (b)	1,592,931	1,509,395
IndyMac INDX Mortgage Loan Trust 0.874%, 01/25/35 (b)	728,972	569,641
2.467%, 03/25/35 (b)	926,942	913,648
4.459%, 08/25/37 (b)	2,614,556	2,201,644
JPMorgan Mortgage Trust 6.500%, 01/25/36	171,611	152,567

Collateralized Mortgage Obligations—(Continued)
Lehman Mortgage Trust 6.476%, 02/25/37 (b) (i)	11,218,139	2,908,134
Lehman XS Trust 0.314%, 03/25/47 (b)	4,442,526	3,263,013
0.354%, 08/25/46 (b)	4,167,622	3,518,285
0.364%, 09/25/46 (b)	405,344	287,153
Luminent Mortgage Trust 0.344%, 05/25/46 (b)	1,733,377	1,302,380
MASTR Adjustable Rate Mortgages Trust 2.524%, 11/25/35 (144A) (b)	98,218	71,989
MASTR Seasoned Securities Trust 3.313%, 10/25/32 (b)	300,697	305,191
Merrill Lynch Mortgage Investors Trust 4.967%, 05/25/34 (b)	196,810	195,601
Morgan Stanley Mortgage Loan Trust 0.474%, 01/25/35 (b)	1,979,198	1,816,603
2.801%, 03/25/36 (b)	231,172	180,740
Nomura Resecuritization Trust 2.470%, 08/26/34 (144A) (b)	3,321,513	2,357,876
NovaStar Mortgage-Backed Notes 0.344%, 09/25/46 (b)	1,476,874	1,226,627
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 0.724%, 02/25/35 (b)	5,000,000	4,605,775
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	2,457,978	2,548,840
6.000%, 05/25/35 (144A)	3,638,447	3,625,073
RBSGC Mortgage Loan Trust 0.604%, 01/25/37 (b)	1,553,490	1,074,331
Residential Accredit Loans, Inc. Trust 0.334%, 12/25/36 (b)	3,294,422	2,409,751
0.344%, 05/25/47 (b)	2,356,207	1,861,396
0.354%, 05/25/47 (b)	4,601,233	3,639,635
0.364%, 04/25/46 (b)	2,238,136	1,096,635
0.414%, 04/25/46 (b)	1,161,288	576,453
0.484%, 04/25/46 (b)	1,625,404	821,414
1.417%, 11/25/37 (b)	7,681,052	4,677,185
22.493%, 05/25/35 (b)	2,017,501	2,744,246
45.472%, 11/25/36 (b)	1,936,637	3,795,675
Residential Asset Securitization Trust 6.396%, 12/25/36 (b) (i)	17,633,311	4,377,470
Sequoia Mortgage Trust 1.039%, 06/20/33 (b)	253,417	246,389
Structured Adjustable Rate Mortgage Loan Trust 0.474%, 10/25/35 (b)	139,384	121,361
0.799%, 04/25/35 (b)	5,930,000	5,012,819
1.655%, 09/25/37 (b)	6,468,366	5,015,092
2.369%, 01/25/35 (b)	1,131,422	1,112,903
2.620%, 09/25/35 (b)	1,313,360	1,088,720
Structured Agency Credit Risk Debt Notes 4.654%, 02/25/24 (b)	2,210,000	2,349,442
Structured Asset Mortgage Investments II Trust 0.364%, 05/25/46 (b)	326,475	246,860
0.434%, 02/25/36 (b)	6,269,624	4,891,065
2.502%, 08/25/35 (b)	161,933	162,481

MSF-195

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp. Trust 0.504%, 03/25/35 (b)	4,864,335	$3,887,649
WaMu Mortgage Pass-Through Certificates Trust 0.424%, 12/25/45 (b)	1,189,082	1,110,213
0.434%, 11/25/45 (b)	1,959,462	1,745,272
0.444%, 07/25/45 (b)	34,425	31,933
0.444%, 10/25/45 (b)	1,100,255	1,011,353
0.939%, 07/25/47 (b)	335,188	136,711
2.197%, 09/25/36 (b)	1,720,986	1,503,813
2.355%, 09/25/36 (b)	855,199	758,267
2.433%, 10/25/34 (b)	1,545,393	1,555,132
6.526%, 04/25/37 (b) (i)	18,550,259	4,627,677
Wells Fargo Mortgage Backed Securities Trust 2.624%, 04/25/36 (b)	223,673	216,430
2.629%, 10/25/35 (b)	161,217	162,586
2.634%, 06/25/35 (b)	135,142	136,442

		187,673,916

Commercial Mortgage-Backed Securities—1.5%
Americold 2010 LLC Trust 4.954%, 01/14/29 (144A)	500,000	540,321
Banc of America Commercial Mortgage Trust 5.421%, 09/10/45 (b)	359,000	384,168
5.448%, 09/10/47	150,000	160,670
CD Mortgage Trust 5.349%, 01/15/46 (b)	100,000	106,995
6.116%, 11/15/44 (b)	420,000	469,583
COBALT CMBS Commercial Mortgage Trust 5.526%, 04/15/47 (b)	295,000	324,305
Commercial Mortgage Pass-Through Certificates 4.046%, 10/10/46	320,000	330,544
4.300%, 10/10/46	340,000	349,841
4.715%, 10/10/46 (b)	710,000	757,046
4.762%, 10/10/46 (b)	150,000	155,199
5.086%, 10/10/46 (b)	70,000	72,388
Credit Suisse Commerical Mortgage Trust 5.549%, 01/15/49 (b)	140,000	150,984
DBUBS Mortgage Trust 1.428%, 08/10/44 (144A) (b) (i)	3,602,280	111,141
Extended Stay America Trust 2.958%, 12/05/31 (144A)	300,000	297,646
Greenwich Capital Commercial Funding Corp. 5.820%, 07/10/38 (b)	560,000	609,558
GS Mortgage Securities Corp. II 4.271%, 11/10/46	980,000	1,034,006
4.649%, 11/10/46	680,000	723,399
5.161%, 11/10/46 (b)	550,000	586,207
GS Mortgage Securities Trust 1.717%, 08/10/44 (144A) (b) (i)	1,372,047	93,412
JPMBB Commercial Mortgage Securities Trust 4.420%, 11/15/45	750,000	785,670
5.082%, 11/15/45 (b)	310,000	325,174
JPMorgan Chase Commercial Mortgage Securities Trust
1.555%, 10/15/30 (144A) (b)	1,170,000	1,170,749

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust
2.705%, 10/15/30 (144A) (b)	900,000	901,605
5.593%, 05/12/45	130,000	142,306
5.904%, 02/12/51 (b)	30,000	33,885
LB-UBS Commercial Mortgage Trust 6.150%, 09/15/45 (b)	280,000	319,213
ML-CFC Commercial Mortgage Trust 5.485%, 03/12/51 (b)	1,650,000	1,816,828
5.894%, 08/12/49 (b)	235,000	262,479
Morgan Stanley Bank of America Merrill Lynch Trust 1.883%, 08/15/45 (144A) (b) (i)	3,083,681	281,633
2.918%, 02/15/46	260,000	248,993
3.456%, 05/15/46	510,000	494,117
UBS-Barclays Commercial Mortgage Trust 3.317%, 12/10/45 (144A)	370,000	356,886
Wachovia Bank Commercial Mortgage Trust 5.383%, 12/15/43	360,000	389,676
5.500%, 04/15/47	70,000	77,481
WF-RBS Commercial Mortgage Trust 1.113%, 02/15/44 (144A) (b) (i)	4,427,606	162,781

		15,026,889

Total Mortgage-Backed Securities (Cost $196,547,636)		202,700,805

Foreign Government—15.2%

Regional Government—0.2%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	2,051,483

Sovereign—15.0%
Argentina Boden Bond 7.000%, 10/03/15	6,920,000	6,501,917
Brazil Notas do Tesouro Nacional 10.000%, 01/01/17 (BRL)	68,269,000	28,463,890
Hungary Government International Bonds 5.750%, 11/22/23	2,424,000	2,502,780
Indonesia Government International Bonds 3.750%, 04/25/22	430,000	405,813
3.750%, 04/25/22 (144A)	280,000	264,250
4.875%, 05/05/21 (a)	400,000	410,000
5.875%, 03/13/20	300,000	327,750
5.875%, 01/15/24 (144A) (a)	887,000	952,416
Ireland Government Bonds 3.900%, 03/20/23 (EUR)	6,800,000	10,212,544
4.400%, 06/18/19 (EUR)	6,450,000	10,096,020
Japan Bank for International Cooperation 2.875%, 02/02/15	1,580,000	1,612,745
Mexican Bonos 6.500%, 06/09/22 (MXN)	540,143,700	42,636,454
8.000%, 06/11/20 (MXN)	90,954,000	7,849,298

MSF-196

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Poland Government Bonds 2.500%, 07/25/18 (PLN)	48,680,000	$15,438,891
4.000%, 10/25/23 (PLN)	24,468,000	7,946,153
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (d)	1,998,145	2,272,890
South Africa Government International Bond 5.875%, 09/16/25 (a)	2,310,000	2,483,250
Turkey Government International Bond 6.250%, 09/26/22	4,810,000	5,168,345
Venezuela Government International Bond 7.750%, 10/13/19	7,090,000	5,388,400

		150,933,806

Total Foreign Government (Cost $158,640,545)		152,985,289

U.S. Treasury & Government Agencies—10.4%

Agency Sponsored Mortgage-Backed—7.9%
Fannie Mae 15 Yr. Pool 3.500%, TBA (j)	2,500,000	2,621,094
5.500%, 12/01/16	8,669	9,229
6.500%, 03/01/16	456	459
6.500%, 09/01/16	7,163	7,416
6.500%, 12/01/16	8,356	8,709
6.500%, 01/01/17	6,252	6,589
Fannie Mae 20 Yr. Pool 4.500%, 04/01/31	304,392	329,119
4.500%, 05/01/31	883,855	955,842
4.500%, 06/01/31	309,584	334,764
8.500%, 08/01/19	17,894	19,475
Fannie Mae 30 Yr. Pool 2.500%, 10/01/42	1,117,849	1,034,468
3.500%, TBA (j)	1,500,000	1,503,750
4.000%, TBA (j)	14,400,000	14,915,250
4.500%, 10/01/41	1,402,251	1,496,058
4.500%, TBA (j)	4,600,000	4,890,375
5.000%, 01/01/39	26,978	29,578
5.000%, 08/01/39	71,747	78,813
5.000%, 11/01/39	17,052	18,710
5.000%, 12/01/39	47,588	52,276
5.000%, 05/01/40	100,393	110,216
5.000%, 07/01/40	80,450	88,404
5.000%, 11/01/40	2,372,991	2,606,097
5.000%, 01/01/41	77,421	84,988
5.000%, 02/01/41	109,533	119,329
5.000%, 04/01/41	255,749	280,945
5.000%, 05/01/41	5,209,485	5,723,342
5.000%, 06/01/41	483,721	531,434
6.000%, 04/01/32	85,328	95,139
6.500%, 08/01/31	1,432	1,606
6.500%, 10/01/31	2,170	2,440
6.500%, 03/01/32	27,124	30,456
6.500%, 06/01/37	58,640	65,781
7.000%, 05/01/26	1,919	2,127

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 07/01/30	305	317
7.000%, 01/01/31	492	552
7.000%, 09/01/31	7,390	8,308
7.000%, 10/01/31	4,469	5,053
7.000%, 11/01/31	48,925	55,219
7.000%, 01/01/32	13,723	14,906
7.000%, 02/01/32	5,026	5,277
7.500%, 12/01/29	540	557
7.500%, 02/01/30	379	387
7.500%, 06/01/30	822	828
7.500%, 08/01/30	98	102
7.500%, 09/01/30	1,364	1,556
7.500%, 11/01/30	11,452	12,356
7.500%, 02/01/31	6,315	6,704
8.000%, 08/01/27	1,585	1,796
8.000%, 07/01/30	1,272	1,548
8.000%, 09/01/30	842	945
8.000%, 01/01/31	43,096	48,425
Fannie Mae Pool 3.500%, 08/01/42	1,420,309	1,415,667
3.500%, 12/01/42	752,151	752,497
3.500%, 05/01/43	193,453	193,542
4.000%, 10/01/42	377,721	389,875
5.000%, 05/01/40	92,778	101,887
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (k)	304,358	259,279
0.504%, 05/25/34 (b)	277,488	277,476
6.376%, 12/25/40 (b) (i)	1,955,939	242,223
6.376%, 01/25/41 (b) (i)	1,286,238	202,271
6.396%, 10/25/41 (b) (i)	3,883,735	616,967
9.750%, 11/25/18	499,303	561,934
9.750%, 08/25/19	170,235	191,547
Freddie Mac 15 Yr. Gold Pool 7.000%, 02/01/15	1,558	1,562
7.000%, 05/01/16	8,978	9,231
Freddie Mac 30 Yr. Gold Pool 3.500%, TBA (j)	900,000	901,266
5.000%, 12/01/34	23,771	25,920
5.000%, 11/01/41	1,719,990	1,873,735
6.000%, 12/01/36	2,635	2,924
6.000%, 02/01/37	82,234	91,207
6.500%, 09/01/31	29,273	32,843
7.000%, 03/01/39	370,526	405,374
Freddie Mac 30 Yr. Pool 7.000%, 07/01/31	2,179	2,453
Freddie Mac ARM Non-Gold Pool 1.945%, 02/01/37 (b)	27,615	29,126
1.945%, 04/01/37 (b)	61,388	65,397
1.949%, 03/01/37 (b)	120,900	128,595
2.081%, 05/01/37 (b)	64,642	68,399
2.285%, 01/01/38 (b)	40,531	43,353
2.495%, 05/01/37 (b)	84,156	88,540
2.538%, 02/01/36 (b)	69,751	74,507
Freddie Mac Gold Pool 3.500%, 04/01/43	292,261	291,806
4.000%, 10/01/42	2,243,125	2,314,316

MSF-197

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates 1.043%, 01/25/20 (b) (i)	209,633	$10,188
1.196%, 04/25/20 (b) (i)	492,517	26,273
1.444%, 12/25/21 (b) (i)	2,289,298	195,540
1.487%, 08/25/20 (b) (i)	284,598	20,046
1.511%, 06/25/22 (b) (i)	5,312,720	510,180
1.573%, 10/25/21 (b) (i)	6,361,906	599,062
1.663%, 06/25/20 (b) (i)	268,379	20,821
1.664%, 07/25/21 (b) (i)	4,793,985	461,584
Freddie Mac REMICS (CMO) 0.505%, 04/15/33 (b)	52,196	52,247
11.565%, 06/15/21 (i)	11	207
Ginnie Mae I 30 Yr. Pool 3.500%, TBA (j)	1,100,000	1,122,172
5.000%, 01/15/40	338,623	376,509
6.000%, 07/15/38	33,359	37,330
6.500%, 09/15/28	2,387	2,692
6.500%, 10/15/28	1,596	1,799
6.500%, 01/15/29	12,446	14,029
6.500%, 02/15/29	39,391	44,419
6.500%, 06/15/29	7,878	8,882
6.500%, 10/15/30	2,211	2,491
7.000%, 06/15/28	23,920	26,665
7.000%, 07/15/29	1,413	1,581
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (j)	3,400,000	3,469,594
4.500%, 01/20/40	50,101	54,092
4.500%, 05/20/40	51,872	55,996
4.500%, 03/20/41	51,018	55,153
4.500%, TBA (j)	3,100,000	3,341,703
5.000%, 07/20/40	1,626,755	1,785,828
5.000%, 08/20/40	820,189	898,678
5.000%, 09/20/40	89,194	97,721
5.000%, 11/20/40	43,783	48,058
6.000%, 12/20/36	22,018	24,943
6.000%, 09/20/39	564,526	634,413
6.000%, 09/20/40	31,195	34,945
6.000%, 11/20/40	502,365	564,874
6.000%, 09/20/41	101,345	115,269
Ginnie Mae II ARM Pool 1.570%, 01/20/60 (b)	967,851	991,711
1.931%, 05/20/60 (b)	899,582	930,336
Government National Mortgage Association (CMO) 0.489%, 10/20/60 (b)	4,267,593	4,217,671
0.609%, 02/20/61 (b)	306,477	304,483
0.659%, 01/20/61 (b)	650,195	647,477
0.659%, 03/20/61 (b)	258,190	257,078
1.155%, 05/20/60 (b)	1,837,274	1,861,873
1.307%, 11/20/59 (b)	5,937,269	6,056,483
6.343%, 03/20/39 (b) (i)	460,521	66,798
6.493%, 01/20/40 (b) (i)	1,822,734	299,149

		80,223,876

Federal Agencies—0.9%
Federal National Mortgage Association Zero Coupon, 10/09/19	1,670,000	1,437,648
6.250%, 05/15/29	1,890,000	2,485,253
Tennessee Valley Authority 3.875%, 02/15/21	150,000	161,675
4.625%, 09/15/60	1,260,000	1,232,487
5.250%, 09/15/39	750,000	849,292
5.980%, 04/01/36	2,490,000	3,076,450

		9,242,805

U.S. Treasury—1.6%
U.S. Treasury Bonds 3.750%, 11/15/43	220,000	227,769
U.S. Treasury Notes 0.250%, 06/30/14 (a)	10,000	10,005
0.250%, 10/31/15	70,000	69,983
0.375%, 11/15/15	270,000	270,411
1.500%, 08/31/18 (a)	220,000	219,587
2.000%, 09/30/20	390,000	385,369
2.750%, 11/15/23	350,000	351,586
U.S. Treasury Principal Strips Zero Coupon, 11/15/43 (a)	43,930,000	14,484,248

		16,018,958

Total U.S. Treasury & Government Agencies (Cost $105,631,456)		105,485,639

Asset-Backed Securities—6.2%

Asset-Backed - Automobile—0.7%
Avis Budget Rental Car Funding AESOP LLC 1.920%, 09/20/19 (144A)	570,000	564,103
2.100%, 03/20/19 (144A)	1,100,000	1,105,743
2.460%, 07/20/20 (144A)	3,290,000	3,281,857
2.802%, 05/20/18 (144A)	675,000	698,074
3.150%, 03/20/17 (144A)	230,000	238,786
Hertz Vehicle Financing LLC 1.830%, 08/25/19 (144A)	790,000	779,417
5.290%, 03/25/16 (144A)	580,000	600,562

		7,268,542

Asset-Backed - Home Equity—0.9%
ABFC Trust 0.814%, 03/25/35 (b)	2,482,334	1,811,880
ACE Securities Corp. Home Equity Loan Trust 0.494%, 01/25/36 (b)	626,246	90,273
Asset Backed Securities Corp. Home Equity Loan Trust 3.005%, 04/15/33 (b)	28,891	26,840
Bear Stearns Asset Backed Securities Trust 0.894%, 01/25/34 (b)	32,261	30,904
EMC Mortgage Loan Trust 0.604%, 05/25/43 (144A) (b)	1,010,058	868,034
0.854%, 01/25/41 (144A) (b)	185,260	178,288

MSF-198

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Home Equity Mortgage Loan Asset-Backed Trust 0.414%, 06/25/36 (b)	11,471,290	$2,837,217
Morgan Stanley Mortgage Loan Trust 0.454%, 03/25/36 (b)	991,807	403,526
SASCO Mortgage Loan Trust 0.434%, 04/25/35 (b)	29,542	28,996
Soundview Home Loan Trust 0.314%, 10/25/36 (b)	3,154,652	2,494,431
Structured Asset Securities Corp. Mortgage Loan Trust 0.374%, 02/25/36 (144A) (b)	2,737,991	186,567

		8,956,956

Asset-Backed - Other—3.8%
Access Financial Manufactured Housing Contract Trust 7.650%, 05/15/21	2,529,962	1,954,907
ACE Securities Corp. 0.414%, 02/25/31 (b)	279,501	260,743
Amortizing Residential Collateral Trust 1.954%, 08/25/32 (b)	90,304	58,293
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	2,463,873	2,015,448
Countrywide Asset-Backed Certificates 2.029%, 06/25/34 (b)	223,277	190,440
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.455%, 12/15/33 (144A) (b)	374,517	290,825
Countrywide Revolving Home Equity Loan Trust 0.295%, 07/15/36 (b)	750,246	588,326
First Horizon Asset-Backed Trust 0.314%, 10/25/34 (b)	128,440	107,907
Greenpoint Manufactured Housing 2.913%, 03/18/29 (b)	550,000	474,925
3.542%, 06/19/29 (b)	375,000	326,250
3.655%, 02/20/30 (b)	350,000	304,500
GSAMP Trust 0.354%, 01/25/36 (b)	108,629	21,165
1.129%, 06/25/34 (b)	670,000	619,380
GSRPM Mortgage Loan Trust 0.454%, 03/25/35 (144A) (b)	1,012,237	982,614
HLSS Servicer Advance Receivables Backed Notes 1.979%, 08/15/46 (144A)	1,470,000	1,474,851
Home Equity Mortgage Loan Asset-Backed Notes 0.324%, 04/25/36 (b)	257,192	145,315
HSI Asset Securitization Corp. Trust 0.574%, 11/25/35 (b)	4,000,000	2,972,560
Lehman XS Trust 5.346%, 05/25/37 (b)	6,356,657	4,657,040
5.500%, 09/25/35 (d)	5,730,000	5,047,918
Long Beach Mortgage Loan Trust 0.678%, 01/21/31 (b)	24,729	22,359

Asset-Backed - Other—(Continued)
Manufactured Housing Contract Trust Pass-Through Certificates 3.654%, 03/13/32 (b)	600,000	536,707
3.656%, 02/20/32 (b)	375,000	341,312
Mid-State Trust 7.340%, 07/01/35	310,017	333,455
Origen Manufactured Housing Contract Trust 2.450%, 04/15/37 (b)	2,379,298	1,998,226
2.635%, 10/15/37 (b)	2,600,960	2,159,678
RAAC Trust 0.404%, 02/25/37 (144A) (b)	804,093	777,920
SACO I Trust 0.494%, 03/25/36 (b)	165,454	233,979
SACO I, Inc. 0.414%, 06/25/36 (b)	575,159	848,244
Sail Net Interest Margin Notes 5.500%, 03/27/34 (144A) (c) (g)	35,690	0
7.750%, 04/27/33 (144A) (c) (g)	10,486	3
Structured Asset Securities Corp. 0.814%, 02/25/35 (b)	1,225,350	1,187,510
Trade MAPS 1, Ltd. 0.854%, 12/10/18 (144A) (b)	2,660,000	2,668,299
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	4,850,000	4,717,323

		38,318,422

Asset-Backed - Student Loan—0.8%
Nelnet Student Loan Trust Zero Coupon, 03/22/32 (b)	6,650,000	6,166,651
Northstar Education Finance, Inc. 1.273%, 10/30/45 (b)	100,000	75,279
Pennsylvania Higher Education Assistance Agency Zero Coupon, 07/25/42 (b)	1,500,000	1,467,823

		7,709,753

Total Asset-Backed Securities (Cost $63,706,802)		62,253,673

Preferred Stocks—0.8%

Banks—0.7%
GMAC Capital Trust I, 8.125% (b)	244,339	6,670,455

Diversified Financial Services—0.1%
Citigroup Capital XIII, 7.875% (b)	35,900	995,866

Total Preferred Stocks (Cost $7,190,437)		7,666,321

Common Stocks—0.2%

Marine—0.1%
Deep Ocean Group Holding A/S (e) (h) (l)	44,744	1,454,001

MSF-199

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*/ Contracts	Value

Real Estate Management & Development—0.1%
Realogy Holdings Corp. (l)	14,540	$631,763

Total Common Stocks (Cost $1,380,800)		2,085,764

Municipals—0.1%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $1,234,348)	1,252,269	1,298,603

Purchased Option—0.1%

Put Options—0.1%
U.S. Treasury Note 10 Year Futures, Exercise Price $123.5, Expires 04/25/14 (Cost $1,269,226)	1,685	1,079,453

Floating Rate Loan(b)—0.1%

Software—0.1%
First Data Corp. Extended Term Loan B, 4.155%, 03/24/18 (Cost $1,042,453)	1,047,353	1,051,831

Warrant—0.0%

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (b) (l) (Cost $24,160)	4,550	110,337

Short-Term Investment—8.7%

Mutual Fund—8.7%
State Street Navigator Securities Lending MET Portfolio (m)	88,089,805	88,089,805

Total Short-Term Investment (Cost $88,089,805)		88,089,805

Total Investments—109.1% (Cost $1,096,796,763) (n)		1,100,596,388
Other assets and liabilities (net)—(9.1)%		(91,976,890)

Net Assets—100.0%		$1,008,619,498

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $84,229,025 and the collateral received consisted of cash in the amount of $88,089,805 and non-cash collateral with a value of $1,098,958. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Illiquid security. As of March 31, 2014, these securities represent 0.1% of net assets.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2014, the market value of restricted securities was $550,003, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.2% of net assets.
(i)	Interest only security.
(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(k)	Principal only security.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities lending transactions.
(n)	As of March 31, 2014, the aggregate cost of investments was $1,096,796,763. The aggregate unrealized appreciation and depreciation of investments were $34,656,661 and $(30,857,036), respectively, resulting in net unrealized appreciation of $3,799,625.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $205,624,367, which is 20.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(REMIC)—	Real Estate Mortgage Investment Conduit

MSF-200

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Midwest Vanadium Pty, Ltd.	05/05/11 - 05/24/11	$1,000,000	$1,031,250	$550,000
Sail Net Interest Margin Notes	05/22/03	10,486	779	3
Sail Net Interest Margin Notes	12/17/04	35,690	35,908	0

				$550,003

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	3,402,830	Bank of America N.A.	04/16/14	$3,066,947	$85,802
AUD	8,940,000	Citibank N.A.	04/16/14	8,152,565	130,417
AUD	11,787,269	Citibank N.A.	05/14/14	10,604,475	295,619
CAD	10,470,000	Goldman Sachs & Co.	04/16/14	9,435,706	31,825
EUR	2,510,000	Goldman Sachs & Co.	04/16/14	3,400,799	56,996
EUR	265,200	Citibank N.A.	05/14/14	365,680	(357)
EUR	1,100,759	UBS AG	05/14/14	1,501,822	14,513
EUR	173,765	Citibank N.A.	05/15/14	241,960	(2,593)
EUR	16,616,164	Citibank N.A.	05/15/14	22,723,020	166,318
GBP	3,000,000	Bank of America N.A.	04/16/14	4,969,929	30,989
INR	775,000,000	Bank of America N.A.	04/16/14	12,137,823	796,190
INR	800,000,000	Citibank N.A.	04/16/14	12,529,365	821,874
JPY	3,964,000,000	Bank of America N.A.	04/16/14	38,656,690	(248,476)
SEK	35,670,000	Citibank N.A.	05/14/14	5,530,319	(22,793)
SGD	10,799,000	Citibank N.A.	05/14/14	8,523,889	61,244

Contracts to Deliver
AUD	3,402,830	Bank of America N.A.	04/16/14	2,967,165	(185,584)
AUD	11,787,269	Citibank N.A.	05/14/14	10,579,074	(321,021)
CAD	10,470,000	Goldman Sachs & Co.	04/16/14	9,434,982	(32,548)
EUR	18,517,070	Barclays Bank plc	04/16/14	25,026,005	(483,250)
EUR	14,700,000	Citibank N.A.	04/16/14	20,204,268	(46,563)
EUR	16,789,929	Citibank N.A.	05/15/14	22,723,020	(405,685)
GBP	3,000,000	Bank of America N.A.	04/16/14	4,969,095	(31,823)
JPY	3,964,000,000	Bank of America N.A.	04/16/14	37,962,149	(446,065)
JPY	1,034,800,000	Citibank N.A.	04/16/14	10,141,002	114,559
SEK	35,670,000	Citibank N.A.	05/14/14	5,594,495	86,969

Net Unrealized Appreciation					$466,557

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/19/16	311	USD	75,966,898	$(24,586)
U.S. Treasury Note 10 Year Futures	06/19/14	471	USD	58,656,023	(487,523)
U.S. Treasury Note 5 Year Futures	06/30/14	109	USD	13,020,503	(54,612)
U.S. Treasury Ultra Long Bond Futures	06/19/14	376	USD	53,197,972	1,122,278

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/19/14	(1,152)	USD	(153,387,084)	(80,916)
U.S. Treasury Note 2 Year Futures	06/30/14	(159)	USD	(34,954,640)	44,202

Net Unrealized Appreciation					$518,843

MSF-201

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Written Options

Options on Exchange-Traded Futures Contracts	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Put - U.S. Treasury Note 10 Year Futures	$121.5	04/25/14	(1,685)	$(389,446)	$(184,297)	$205,149

Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.890%	03/31/17	USD	84,540,000	$(38,543)
Receive	3-Month USD-LIBOR	3.295%	03/29/19	USD	88,510,000	84,554
Pay	3-Month USD-LIBOR	3.318%	08/15/29	USD	111,440,000	(303,529)

Total						$(257,518)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$1,355,083	$—	$1,355,083
Aerospace/Defense	—	4,623,560	—	4,623,560
Agriculture	—	7,491,678	—	7,491,678
Airlines	—	5,455,488	—	5,455,488
Auto Manufacturers	—	2,737,019	—	2,737,019
Banks	—	61,916,287	—	61,916,287

MSF-202

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Beverages	$—	$6,009,220	$—	$6,009,220
Building Materials	—	11,257,663	—	11,257,663
Chemicals	—	6,981,114	—	6,981,114
Coal	—	7,790,625	—	7,790,625
Commercial Services	—	4,808,119	—	4,808,119
Computers	—	453,375	—	453,375
Cosmetics/Personal Care	—	476,525	—	476,525
Diversified Financial Services	—	23,233,355	—	23,233,355
Electric	—	22,210,535	—	22,210,535
Electronics	—	2,463,426	—	2,463,426
Engineering & Construction	—	4,558,963	—	4,558,963
Entertainment	—	1,422,750	—	1,422,750
Environmental Control	—	436,798	—	436,798
Food	—	8,598,565	—	8,598,565
Forest Products & Paper	—	7,285,700	—	7,285,700
Healthcare-Products	—	1,272,679	—	1,272,679
Healthcare-Services	—	13,414,420	—	13,414,420
Holding Companies-Diversified	—	6,052,725	—	6,052,725
Home Builders	—	7,480,505	—	7,480,505
Household Products/Wares	—	3,696,900	—	3,696,900
Insurance	—	1,876,949	—	1,876,949
Internet	—	3,775,800	—	3,775,800
Iron/Steel	—	8,606,299	—	8,606,299
Lodging	—	4,089,200	—	4,089,200
Media	—	27,697,710	—	27,697,710
Mining	—	21,641,097	617,556	22,258,653
Miscellaneous Manufacturing	—	3,708,577	—	3,708,577
Oil & Gas	—	67,663,111	—	67,663,111
Oil & Gas Services	—	10,063,505	—	10,063,505
Packaging & Containers	—	9,570,754	—	9,570,754
Pharmaceuticals	—	8,232,728	—	8,232,728
Pipelines	—	21,099,621	—	21,099,621
Real Estate	—	1,808,325	—	1,808,325
Retail	—	8,961,381	—	8,961,381
Software	—	2,509,325	—	2,509,325
Telecommunications	—	41,753,703	—	41,753,703
Transportation	—	8,063,650	—	8,063,650
Trucking & Leasing	—	566,500	—	566,500
Total Corporate Bonds & Notes	—	475,171,312	617,556	475,788,868
Total Mortgage-Backed Securities*	—	202,700,805	—	202,700,805
Total Foreign Government*	—	152,985,289	—	152,985,289
Total U.S. Treasury & Government Agencies*	—	105,485,639	—	105,485,639
Total Asset-Backed Securities*	—	62,253,673	—	62,253,673
Total Preferred Stocks*	7,666,321	—	—	7,666,321
Common Stocks
Marine	—	—	1,454,001	1,454,001
Real Estate Management & Development	631,763	—	—	631,763
Total Common Stocks	631,763	—	1,454,001	2,085,764
Total Municipals	—	1,298,603	—	1,298,603
Total Purchased Option*	1,079,453	—	—	1,079,453
Total Floating Rate Loan*	—	1,051,831	—	1,051,831
Total Warrant*	—	110,337	—	110,337
Total Short-Term Investment*	88,089,805	—	—	88,089,805
Total Investments	$97,467,342	$1,001,057,489	$2,071,557	$1,100,596,388

Collateral for securities loaned (Liability)	$—	$(88,089,805)	$—	$(88,089,805)

MSF-203

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,693,315	$—	$2,693,315
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,226,758)	—	(2,226,758)
Total Forward Contracts	$—	$466,557	$—	$466,557
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,166,480	$—	$—	$1,166,480
Futures Contracts (Unrealized Depreciation)	(647,637)	—	—	(647,637)
Total Futures Contracts	$518,843	$—	$—	$518,843
Written Options at Value	(184,297)	—	—	(184,297)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$84,554	$—	$84,554
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(342,072)	—	(342,072)
Total Centrally Cleared Swap Contracts	$—	$(257,518)	$—	$(257,518)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Accrued Premiums	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Transfers in to Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2014
Common Stocks
Marine	$1,474,561	$—	$(20,560)	$—	$—	$1,454,001	$(20,560)
Corporate Bonds & Notes
Mining	—	(52)	52	62,223	555,333	617,556	52

Total	$1,474,561	$(52)	$(20,508)	$62,223	$555,333	$2,071,557	$(20,508)

Corporate Bonds & Notes in the amount of $555,333 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MSF-204

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—87.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—22.7%
Fannie Mae 15 Yr. Pool 4.500%, 03/01/20	128,156	$137,631
5.000%, 03/01/18	203,945	216,938
6.500%, 06/01/17	62,666	65,657
7.000%, 12/01/14	820	829
7.000%, 07/01/15	404	405
7.500%, 02/01/16	15,956	16,114
Fannie Mae 20 Yr. Pool 4.500%, 11/01/31	1,751,227	1,894,040
4.500%, 12/01/31	2,222,030	2,398,450
Fannie Mae 30 Yr. Gold Pool 5.000%, TBA (a)	13,400,000	14,573,547
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	13,847,026	13,389,094
3.000%, TBA (a)	5,200,000	5,004,187
3.500%, TBA (a)	29,800,000	29,874,500
4.000%, 07/01/42	5,828,214	6,059,133
4.000%, TBA (a)	76,800,000	79,548,000
4.500%, 04/01/41	19,008,500	20,300,473
4.500%, 06/01/41	1,681,401	1,794,566
4.500%, 09/01/41	3,073,226	3,281,771
4.500%, 10/01/41	14,635,898	15,616,727
4.500%, TBA (a)	40,400,000	42,950,252
5.000%, 07/01/33	610,109	668,730
5.000%, 09/01/33	740,163	811,515
5.000%, 10/01/35	2,073,267	2,272,076
5.000%, 03/01/36	3,459,987	3,782,558
5.000%, 01/01/39	26,978	29,578
5.000%, 08/01/39	71,747	78,813
5.000%, 12/01/39	47,588	52,276
5.000%, 05/01/40	100,393	110,216
5.000%, 07/01/40	92,070	101,173
5.000%, 11/01/40	2,312,145	2,539,274
5.000%, 01/01/41	77,421	84,988
5.000%, 02/01/41	109,533	119,329
5.000%, 04/01/41	255,749	280,945
5.000%, 05/01/41	5,007,737	5,501,709
5.000%, 06/01/41	404,586	444,494
5.000%, 07/01/41	5,608,085	6,103,359
5.000%, 05/01/42	600,595	657,578
6.000%, 04/01/33	165,103	185,593
6.000%, 02/01/34	35,267	39,654
6.000%, 11/01/35	363,185	408,417
6.000%, 08/01/37	780,299	877,450
6.500%, 03/01/26	1,790	2,011
6.500%, 04/01/29	93,822	105,369
7.000%, 11/01/28	2,794	3,108
7.000%, 02/01/29	3,769	4,140
7.000%, 01/01/30	2,473	2,570
7.000%, 10/01/37	64,689	71,462
7.000%, 11/01/37	53,235	61,546
7.000%, 12/01/37	53,608	59,626
7.000%, 02/01/38	72,659	84,257
7.000%, 08/01/38	73,957	83,317
7.000%, 09/01/38	7,187	7,824
7.000%, 11/01/38	332,815	367,317

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 02/01/39	3,430,891	3,796,228
7.500%, 04/01/32	14,876	15,382
8.000%, 05/01/28	4,821	5,514
8.000%, 07/01/32	947	1,033
11.500%, 09/01/19	24	24
12.000%, 10/01/15	971	977
Fannie Mae ARM Pool 1.754%, 07/01/37 (b)	72,472	77,360
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (c)	4,786,975	1,050,757
4.000%, 04/25/42 (c)	7,222,806	1,790,998
4.500%, 11/25/39 (c)	5,140,999	1,092,883
Fannie Mae Pool 3.500%, 10/01/42	11,883,846	11,845,016
3.500%, 12/01/42	1,880,369	1,881,236
3.500%, 05/01/43	483,632	483,854
4.000%, 10/01/42	3,305,055	3,411,403
4.000%, 07/01/43	97,554	100,665
4.000%, 08/01/43	2,168,369	2,237,884
5.000%, 05/01/40	46,389	50,944
6.500%, 12/01/27	5,388	5,484
6.500%, 04/01/29	1,394	1,568
6.500%, 05/01/32	59,010	64,581
12.000%, 01/15/16	151	152
12.500%, 09/20/15	26	26
12.500%, 01/15/16	414	416
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (d)	1,141,342	972,291
3.000%, 12/25/27 (c)	13,451,791	1,733,231
5.500%, 07/25/41	7,093,602	8,063,865
5.500%, 04/25/42	5,263,184	5,832,876
5.946%, 07/25/40 (b) (c)	4,825,965	922,454
5.946%, 09/25/42 (b) (c)	2,329,396	493,423
5.946%, 07/25/43 (b) (c)	2,591,497	572,743
5.996%, 03/25/42 (b) (c)	18,565,826	2,767,520
5.996%, 12/25/42 (b) (c)	1,705,677	411,637
6.000%, 05/25/42	4,061,893	4,473,326
6.346%, 02/25/42 (b) (c)	4,010,163	809,194
6.376%, 12/25/40 (b) (c)	2,729,217	337,986
6.376%, 01/25/41 (b) (c)	3,274,060	514,872
6.396%, 10/25/41 (b) (c)	10,944,610	1,738,652
6.446%, 10/25/40 (b) (c)	7,643,659	1,307,076
6.496%, 02/25/41 (b) (c)	1,667,709	307,748
6.496%, 03/25/42 (b) (c)	4,489,278	689,828
6.500%, 06/25/39	831,085	923,459
6.500%, 07/25/42	7,063,866	7,876,543
9.750%, 11/25/18	1,886,257	2,122,863
9.750%, 08/25/19	624,195	702,338
Fannie Mae Whole Loan 3.434%, 01/25/43 (b)	456,383	473,007
Freddie Mac 30 Yr. Gold Pool 3.000%, TBA (a)	12,000,000	11,531,719
5.000%, 08/01/33	49,086	53,886
6.000%, 10/01/36	2,189,463	2,463,489
6.500%, 09/01/39	786,463	880,962

MSF-205

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 8.000%, 12/01/19	3,069	$3,094
8.000%, 09/01/30	6,656	7,769
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	5,520	5,838
Freddie Mac ARM Non-Gold Pool 1.945%, 02/01/37 (b)	20,083	21,183
2.081%, 05/01/37 (b)	47,112	49,850
2.495%, 05/01/37 (b)	61,217	64,406
2.522%, 01/01/35 (b)	26,360	28,286
Freddie Mac Gold Pool 3.500%, 04/01/43	584,522	583,613
4.000%, 04/01/43	2,343,432	2,417,820
4.000%, 08/01/43	1,371,656	1,414,921
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	304,579	327,501
6.000%, 05/15/36	1,571,191	1,752,811
6.445%, 11/15/41 (b) (c)	5,470,175	973,808
8.500%, 06/15/21	23,621	26,389
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	1,058,113	1,180,594
6.000%, 03/15/33	1,608,016	1,850,770
6.500%, 06/15/31	7,857	8,859
6.500%, 08/15/34	316,374	356,835
7.500%, 01/15/29	11,860	12,966
7.500%, 09/15/29	3,076	3,487
7.500%, 02/15/30	1,840	1,955
8.500%, 05/15/18	9,210	9,250
8.500%, 06/15/25	48,532	58,844
9.000%, 12/15/16	2,142	2,152
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (a)	1,800,000	1,836,844
4.000%, TBA (a)	16,400,000	17,232,812
4.500%, 01/20/40	1,903,852	2,055,480
4.500%, 05/20/40	2,697,360	2,911,806
4.500%, 09/20/40	52,133	56,461
4.500%, 01/20/41	392,089	423,837
4.500%, 07/20/41	2,784,329	3,001,372
4.500%, TBA (a)	42,400,000	45,705,877
5.000%, 07/20/40	2,031,402	2,225,619
6.000%, 11/20/34	3,155	3,632
6.000%, 06/20/35	5,192	5,839
6.000%, 07/20/36	363,939	412,328
6.000%, 09/20/36	17,179	19,473
6.000%, 07/20/38	1,037,084	1,174,511
6.000%, 09/20/38	2,918,639	3,306,302
6.000%, 06/20/39	9,221	10,451
6.000%, 05/20/40	241,815	274,650
6.000%, 06/20/40	606,414	686,728
6.000%, 08/20/40	305,241	346,635
6.000%, 09/20/40	802,537	899,002
6.000%, 10/20/40	498,502	559,129
6.000%, 11/20/40	610,983	687,008
6.000%, 01/20/41	688,159	773,863
6.000%, 03/20/41	2,744,616	3,078,464
6.000%, 07/20/41	577,263	647,273

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 6.000%, 12/20/41	427,282	483,292
6.500%, 10/20/37	776,799	872,256
Government National Mortgage Association 0.773%, 09/16/51 (b) (c)	96,293,776	6,470,460
0.857%, 02/16/53 (b) (c)	30,173,318	2,126,103
0.858%, 02/16/53 (b) (c)	65,931,097	4,372,089
0.948%, 06/16/55 (b) (c)	16,121,031	1,052,526
0.950%, 09/16/46 (b) (c)	87,646,426	4,561,208
0.981%, 03/16/49 (b) (c)	42,232,195	2,575,615
1.033%, 01/16/53 (b) (c)	19,252,534	1,683,172
1.041%, 09/16/55 (b) (c)	25,500,000	1,947,537
1.124%, 09/16/44 (b) (c)	23,904,024	1,878,950
1.215%, 02/16/46 (c)	24,069,679	1,967,297
1.385%, 02/16/48 (c)	25,930,000	2,193,341
2.000%, 12/16/49	4,302,973	4,278,877
2.250%, 03/16/35	6,559,660	6,563,478
2.900%, 02/16/44 (b)	10,158,706	10,306,454
2.900%, 06/16/44 (b)	3,366,379	3,415,434
Government National Mortgage Association (CMO) 0.539%, 12/20/60 (b)	22,820,279	22,596,344
0.559%, 12/20/60 (b)	8,270,401	8,187,738
0.639%, 03/20/61 (b)	6,569,806	6,536,339
0.659%, 12/20/60 (b)	59,717,257	59,462,268
5.945%, 08/16/42 (b) (c)	2,648,639	423,682
6.343%, 03/20/39 (b) (c)	1,151,557	167,033
6.493%, 01/20/40 (b) (c)	2,539,440	416,775

		604,052,624

Federal Agencies—29.5%
Federal Farm Credit Bank 0.250%, 07/28/14	20,000,000	20,010,940
0.250%, 01/07/15	20,000,000	20,008,480
0.375%, 03/03/16	20,000,000	19,956,020
0.390%, 05/09/16	20,000,000	19,939,840
0.540%, 06/06/16	20,000,000	19,986,640
0.820%, 02/21/17	20,000,000	19,900,640
1.500%, 11/16/15	20,000,000	20,394,440
1.950%, 11/15/17	19,980,000	20,441,678
2.625%, 04/17/14	25,000,000	25,028,325
Federal Home Loan Bank 1.375%, 12/11/15	20,000,000	20,310,580
2.125%, 06/09/23	17,700,000	16,403,386
2.750%, 06/08/18 (e)	15,000,000	15,676,515
5.250%, 12/11/20	12,000,000	14,084,508
Federal Home Loan Bank of Chicago 5.625%, 06/13/16	43,170,000	47,775,980
Federal Home Loan Mortgage Corp. Zero Coupon, 11/29/19	10,000,000	8,547,640
2.375%, 01/13/22 (e)	73,000,000	71,502,551
5.000%, 12/14/18 (e)	13,241,000	15,032,415
6.750%, 03/15/31	1,000,000	1,392,195
Federal National Mortgage Association Zero Coupon, 10/09/19	50,000,000	43,043,350
0.500%, 10/22/15	30,000,000	30,076,320

MSF-206

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 0.550%, 09/06/16	22,600,000	$22,519,589
2.250%, 10/17/22	14,000,000	13,079,402
6.000%, 04/18/36	9,700,000	10,626,030
6.625%, 11/15/30	3,000,000	4,122,258
Financing Corp. Fico Zero Coupon, 10/06/17	20,433,000	19,370,096
Zero Coupon, 12/27/18	16,254,000	14,772,497
Zero Coupon, 06/06/19	27,884,000	25,142,027
Zero Coupon, 09/26/19	14,535,000	12,754,244
Government Trust Certificates Zero Coupon, 10/01/16	8,567,000	8,272,724
National Archives Facility Trust 8.500%, 09/01/19	2,905,028	3,484,000
New Valley Generation II 5.572%, 05/01/20	9,970,336	11,191,703
Overseas Private Investment Corp. Zero Coupon, 03/17/15	5,000,000	5,238,150
Zero Coupon, 11/18/15	8,000,000	7,978,864
2.310%, 11/15/30	9,659,978	8,732,427
3.490%, 12/20/29	12,000,000	11,965,680
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/20 (e)	38,159,000	32,351,238
Tennessee Valley Authority
1.750%, 10/15/18	20,000,000	19,955,280
3.875%, 02/15/21	35,000,000	37,724,155
4.500%, 04/01/18	20,000,000	22,259,020
5.500%, 07/18/17 (e)	21,306,000	24,291,759

		785,343,586

U.S. Treasury—35.2%
U.S. Treasury Bonds 8.000%, 11/15/21	12,800,000	17,848,000
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (e)	16,276,800	13,629,281
0.750%, 02/15/42 (e)	3,519,272	3,066,715
1.375%, 02/15/44	20,673,336	21,096,499
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/23	8,106,240	7,843,419
0.375%, 07/15/23 (e)	16,080,480	15,904,592
U.S. Treasury Notes 0.125%, 07/31/14 (e)	10,000,000	10,001,950
0.250%, 06/30/14 (e)	50,000,000	50,023,450
0.250%, 09/30/14 (e)	20,000,000	20,016,400
0.250%, 10/31/14 (e)	60,000,000	60,060,960
0.250%, 10/15/15	24,000,000	23,999,064
0.250%, 10/31/15 (e)	2,000,000	1,999,532
0.250%, 11/30/15 (e)	381,000,000	380,732,157
0.375%, 01/31/16 (e)	26,000,000	26,008,112
0.750%, 06/30/17	24,000,000	23,775,000
1.500%, 07/31/16 (e)	92,000,000	93,947,824
1.500%, 08/31/18 (e)	18,000,000	17,966,250
1.625%, 03/31/19	18,690,000	18,595,092
2.750%, 11/15/23 (e)	7,000,000	7,031,717

U.S. Treasury—(Continued)
U.S. Treasury Notes 3.125%, 01/31/17 (e)	118,000,000	125,596,250

		939,142,264

Total U.S. Treasury & Government Agencies (Cost $2,334,189,510)		2,328,538,474

Corporate Bonds & Notes—10.5%

Banks—2.1%
National Australia Bank, Ltd. 1.250%, 03/08/18 (144A)	13,000,000	12,754,768
National Bank of Canada 2.200%, 10/19/16 (144A) (e)	13,000,000	13,403,442
Royal Bank of Canada 2.000%, 10/01/18 (e)	10,000,000	10,001,590
Stadshypotek AB 1.875%, 10/02/19 (144A) (e)	5,000,000	4,862,400
UBS AG 0.750%, 03/24/17 (144A) (e)	16,000,000	15,978,896

		57,001,096

Diversified Financial Services—7.9%
COP I LLC 3.650%, 12/05/21	10,038,646	10,645,362
MSN 41079 & 41084, Ltd. 1.717%, 07/13/24	8,867,722	8,492,990
National Credit Union Administration Guaranteed Notes 3.450%, 06/12/21	45,000,000	47,529,450
NCUA Guaranteed Notes 3.000%, 06/12/19	19,650,000	20,654,901
Postal Square, L.P. 6.500%, 06/15/22	9,416,340	10,760,898
Private Export Funding Corp. 1.375%, 02/15/17	25,000,000	25,195,325
2.250%, 12/15/17	40,000,000	41,430,520
3.050%, 10/15/14	20,000,000	20,281,960
4.950%, 11/15/15 (e)	25,000,000	26,849,325

		211,840,731

Oil & Gas—0.5%
Petroleos Mexicanos 1.700%, 12/20/22	9,000,000	8,786,871
6.375%, 01/23/45 (144A) (e)	3,610,000	3,894,287

		12,681,158

Total Corporate Bonds & Notes (Cost $267,548,035)		281,522,985

Foreign Government—5.5%

Sovereign—5.5%
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	5,052,960

MSF-207

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Egypt Government AID Bonds 4.450%, 09/15/15	20,000,000	$21,179,400
Indonesia Government International Bonds 3.750%, 04/25/22	1,900,000	1,793,125
3.750%, 04/25/22 (144A)	410,000	386,938
4.875%, 05/05/21	2,957,000	3,030,925
5.875%, 03/13/20 (e)	310,000	338,675
5.875%, 01/15/24 (144A) (e)	1,060,000	1,138,175
Israel Government AID Bonds Zero Coupon, 08/15/16	28,251,000	27,628,461
Zero Coupon, 09/15/16	10,000,000	9,762,300
Zero Coupon, 11/15/18	20,869,000	19,040,667
Mexico Government International Bond 5.550%, 01/21/45 (e)	11,480,000	12,197,500
Poland Government International Bond 4.000%, 01/22/24	7,870,000	7,911,317
Province of British Columbia 2.650%, 09/22/21 (e)	4,000,000	3,994,080
Russian Foreign Bond - Eurobond 7.500%, 03/31/30	10,717,510	12,191,168
South Africa Government International Bond 5.875%, 09/16/25 (e)	10,010,000	10,760,750
Turkey Government International Bonds 5.625%, 03/30/21	1,078,000	1,124,354
5.750%, 03/22/24 (e)	4,290,000	4,438,005
6.250%, 09/26/22	2,205,000	2,369,272
7.000%, 03/11/19	1,660,000	1,850,900
7.500%, 11/07/19	540,000	618,570

Total Foreign Government (Cost $146,288,387)		146,807,542

Mortgage-Backed Securities—4.4%

Collateralized Mortgage Obligations—2.7%
American Home Mortgage Assets LLC 0.344%, 09/25/46 (b)	1,035,935	737,308
0.344%, 12/25/46 (b)	3,041,938	2,140,800
Banc of America Funding Corp. 2.214%, 06/20/35 (b)	436,591	281,410
Banc of America Mortgage 2005-F Trust 2.736%, 07/25/35 (b)	182,130	168,764
Citigroup Mortgage Loan Trust, Inc. 2.510%, 10/25/35 (b)	339,471	335,421
Countrywide Alternative Loan Trust 0.357%, 07/20/46 (b)	3,874,742	2,375,027
0.387%, 07/20/35 (b)	1,486,761	1,273,476
0.444%, 05/25/34 (b)	3,409,561	3,354,889
Countrywide Home Loan Mortgage Pass-Through Trust 0.514%, 03/25/35 (144A) (b)	149,365	132,080
0.574%, 07/25/36 (144A) (b)	1,265,145	1,104,204
Deutsche Mortgage Securities, Inc. 5.229%, 06/26/35 (144A) (b)	2,760,417	2,765,328
FDIC Structured Sale Guaranteed Notes 0.703%, 02/25/48 (144A) (b)	1,894,999	1,895,943

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities 0.524%, 02/25/37 (b)	350,267	226,104
GMAC Mortgage Corp. Loan Trust 2.690%, 11/19/35 (b)	992,135	934,116
Greenpoint Mortgage Funding Trust 0.234%, 02/25/47 (b)	201,133	182,160
GSMPS Mortgage Loan Trust 0.504%, 01/25/35 (144A) (b)	506,322	425,457
0.554%, 06/25/34 (144A) (b)	867,109	754,356
3.319%, 06/25/34 (144A) (b)	5,111,598	4,635,289
GSR Mortgage Loan Trust 2.774%, 04/25/35 (b)	1,044,786	1,010,750
HarborView Mortgage Loan Trust 0.336%, 11/19/46 (b)	176,981	138,122
0.356%, 09/19/46 (b)	418,597	323,728
Impac Secured Assets CMN Owner Trust 0.474%, 03/25/36 (b)	5,403,977	3,750,706
JPMorgan Mortgage Trust 2.079%, 06/25/34 (b)	320,079	315,129
Luminent Mortgage Trust 0.344%, 05/25/46 (b)	3,406,982	2,559,849
MASTR Adjustable Rate Mortgages Trust 0.354%, 05/25/47 (b)	6,967,195	5,381,726
0.929%, 12/25/46 (b)	6,296,034	4,007,696
2.250%, 02/25/34 (b)	275,779	268,342
3.180%, 12/25/34 (b)	23,603	23,588
MASTR Reperforming Loan Trust 0.504%, 05/25/35 (144A) (b)	419,708	356,814
3.381%, 05/25/35 (144A) (b)	5,266,486	4,228,104
4.837%, 05/25/36 (144A) (b)	4,114,664	3,911,404
6.000%, 08/25/34 (144A)	107,099	109,723
7.000%, 08/25/34 (144A)	512,310	528,292
MASTR Seasoned Securities Trust 3.313%, 10/25/32 (b)	28,618	29,046
Morgan Stanley Mortgage Loan Trust 0.224%, 06/25/36 (b)	791,502	366,918
2.461%, 07/25/35 (b)	458,266	416,670
NovaStar Mortgage-Backed Notes 0.344%, 09/25/46 (b)	2,902,822	2,410,956
Provident Funding Mortgage Loan Trust 2.604%, 05/25/35 (b)	1,159,148	1,156,217
2.639%, 10/25/35 (b)	173,335	172,956
RALI Trust 0.314%, 01/25/37 (b)	567,972	409,343
0.554%, 10/25/45 (b)	533,489	387,601
RFMSI Trust 4.750%, 12/25/18	443,259	452,636
SACO I, Inc. 8.817%, 06/25/21 (144A) (b)	2,042,363	2,068,273
Structured Adjustable Rate Mortgage Loan Trust 2.440%, 05/25/35 (b)	5,572,206	5,220,355
Structured Asset Mortgage Investments II Trust 0.334%, 07/25/46 (b)	314,317	246,839
Structured Asset Securities Corp. 0.504%, 04/25/35 (144A) (b)	3,682,429	3,120,630
3.421%, 06/25/35 (144A) (b)	207,977	185,688

MSF-208

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp. Mortgage Loan Trust 0.954%, 09/25/33 (144A) (b)	37,705	$35,247
Thornburg Mortgage Securities Trust 6.069%, 09/25/37 (b)	106,418	104,378
6.095%, 09/25/37 (b)	102,261	107,005
WaMu Mortgage Pass-Through Certificates 0.414%, 11/25/45 (b)	100,485	92,493
0.424%, 12/25/45 (b)	2,550,743	2,372,530
0.444%, 12/25/45 (b)	209,569	192,692
0.474%, 08/25/45 (b)	238,308	221,055
0.554%, 08/25/45 (b)	489,675	452,079
0.879%, 06/25/47 (b)	271,971	240,623
2.403%, 04/25/35 (b)	100,000	97,254

		71,195,589

Commercial Mortgage-Backed Securities—1.7%
FDIC Structured Sale Guaranteed Notes 2.980%, 12/06/20 (144A)	14,909,184	15,494,324
NCUA Guaranteed Notes Trust 2.900%, 10/29/20	30,000,000	31,101,000

		46,595,324

Total Mortgage-Backed Securities (Cost $120,474,697)		117,790,913

Asset-Backed Securities—0.9%

Asset-Backed - Credit Card—0.0%
Compucredit Acquired Portfolio Voltage Master Trust 0.325%, 09/17/18 (144A) (b)	145,158	145,158

Asset-Backed - Home Equity—0.1%
Bayview Financial Acquisition Trust 0.738%, 08/28/44 (b)	1,486	1,483
Bayview Financial Asset Trust 0.754%, 12/25/39 (144A) (b)	306,108	291,600
EMC Mortgage Loan Trust 0.604%, 12/25/42 (144A) (b)	84,568	78,806
Home Equity Mortgage Loan Asset-Backed Trust 0.414%, 06/25/36 (b)	4,497,765	1,112,441
Morgan Stanley Mortgage Loan Trust 0.244%, 12/25/36 (b)	279,296	147,645
0.454%, 03/25/36 (b)	1,949,413	793,138
Option One Mortgage Loan Trust 0.734%, 06/25/33 (b)	134,150	126,093
Structured Asset Securities Corp. Mortgage Loan Trust 0.374%, 02/25/36 (144A) (b)	4,909,501	334,534

		2,885,740

Asset-Backed - Other—0.4%
ACE Securities Corp. 0.414%, 02/25/31 (b)	549,365	512,496

Asset-Backed - Other—(Continued)
Amortizing Residential Collateral Trust 0.836%, 01/01/32 (b)	68,486	61,773
Countrywide Home Equity Loan Trust 0.305%, 11/15/36 (b)	65,519	55,261
0.435%, 02/15/34 (b)	353,229	305,718
0.445%, 02/15/34 (b)	200,516	176,921
Countrywide Revolving Home Equity Loan Trust 0.295%, 07/15/36 (b)	1,487,556	1,166,507
Fremont Home Loan Trust 0.254%, 08/25/36 (b)	184,386	72,525
GMAC Mortgage Corp. Loan Trust 0.334%, 12/25/36 (b)	695,163	596,341
0.364%, 11/25/36 (b)	3,786,087	3,005,332
GSR Mortgage Loan Trust 0.694%, 11/25/30 (b)	4,813	611
Ownit Mortgage Loan Trust 3.494%, 12/25/36	1,328,251	594,253
RAAC Series 0.424%, 05/25/36 (144A) (b)	1,979,869	1,732,102
SACO I, Inc. 0.414%, 06/25/36 (b)	1,019,141	1,503,030
0.454%, 04/25/36 (b)	405,372	576,969
0.674%, 06/25/36 (b)	16,738	22,045
Soundview Home Loan Trust 5.645%, 10/25/36	369,019	311,215
WMC Mortgage Loan Trust 0.787%, 07/20/29 (b)	26,842	25,364

		10,718,463

Asset-Backed - Student Loan—0.4%
NCUA Guaranteed Notes Trust 2010-A1 0.506%, 12/07/20 (b)	9,334,231	9,346,552

Total Asset-Backed Securities (Cost $29,766,831)		23,095,913

Short-Term Investments—10.5%

Mutual Fund—10.4%
State Street Navigator Securities Lending MET Portfolio (f)	278,182,228	278,182,228

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $1,812,000 on 04/01/14, collateralized by $1,880,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $1,852,981.	1,812,000	1,812,000

Total Short-Term Investments (Cost $279,994,228)		279,994,228

Total Investments—119.2% (Cost $3,178,261,688) (g)		3,177,750,055
Other assets and liabilities (net)—(19.2)%		(512,743,468)

Net Assets—100.0%		$2,665,006,587

MSF-209

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $415,730,940 and the collateral received consisted of cash in the amount of $278,182,228 and non-cash collateral with a value of $146,863,900. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	As of March 31, 2014, the aggregate cost of investments was $3,178,261,688. The aggregate unrealized appreciation and depreciation of investments were $43,378,270 and $(43,889,903), respectively, resulting in net unrealized depreciation of $(511,633).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $96,752,262, which is 3.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	06/30/14	549	USD	65,723,534	$(418,269)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/19/14	(865)	USD	(113,602,775)	(1,631,444)
U.S. Treasury Note 10 Year Futures	06/19/14	(1,308)	USD	(162,174,522)	636,522
U.S. Treasury Ultra Bond Futures	06/19/14	(89)	USD	(12,765,773)	(91,944)

Net Unrealized Depreciation					$(1,505,135)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MSF-210

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,328,538,474	$—	$2,328,538,474
Total Corporate Bonds & Notes*	—	281,522,985	—	281,522,985
Total Foreign Government*	—	146,807,542	—	146,807,542
Total Mortgage-Backed Securities*	—	117,790,913	—	117,790,913
Total Asset-Backed Securities*	—	23,095,913	—	23,095,913
Short-Term Investments
Mutual Fund	278,182,228	—	—	278,182,228
Repurchase Agreement	—	1,812,000	—	1,812,000
Total Short-Term Investments	278,182,228	1,812,000	—	279,994,228
Total Investments	$278,182,228	$2,899,567,827	$—	$3,177,750,055

Collateral for securities loaned (Liability)	$—	$(278,182,228)	$—	$(278,182,228)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$636,522	$—	$—	$636,522
Futures Contracts (Unrealized Depreciation)	(2,141,657)	—	—	(2,141,657)
Total Futures Contracts	$(1,505,135)	$—	$—	$(1,505,135)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation/(Depreciation) from Investments Still Held at March 31, 2014
U.S. Treasury & Government Agencies Federal Agencies	$10,000,000	$—	$(10,000,000)	$—	$—

U.S. Treasury & Government Agency securities in the amount of $10,000,000 were transferred out of Level 3 due to the initiation of a vendor or broker providing quotations based on market activity which has been determined to be a significant observable input.

MSF-211

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—59.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co. (The)	36,500	$4,580,385
Honeywell International, Inc.	74,950	6,952,362
Lockheed Martin Corp.	30,480	4,975,555
Northrop Grumman Corp.	9,200	1,135,096
Precision Castparts Corp.	10,400	2,628,704
Raytheon Co.	51,940	5,131,153
United Technologies Corp.	59,710	6,976,516

		32,379,771

Air Freight & Logistics—0.2%
FedEx Corp.	23,100	3,062,136

Airlines—0.4%
American Airlines Group, Inc. (a)	88,000	3,220,800
Delta Air Lines, Inc.	34,100	1,181,565
United Continental Holdings, Inc. (a)	15,400	687,302

		5,089,667

Automobiles—0.2%
Harley-Davidson, Inc.	43,130	2,872,889

Banks—4.0%
Citigroup, Inc.	407,705	19,406,758
PNC Financial Services Group, Inc. (The)	142,100	12,362,700
Wells Fargo & Co.	439,910	21,881,123
Zions Bancorporation	22,600	700,148

		54,350,729

Beverages—1.5%
Anheuser-Busch InBev NV (ADR)	112,710	11,868,363
Diageo plc (ADR)	64,420	8,026,088
Monster Beverage Corp. (a)	12,210	847,984

		20,742,435

Biotechnology—2.0%
Alkermes plc (a)	78,975	3,482,008
Alnylam Pharmaceuticals, Inc. (a) (b)	11,900	798,966
Arena Pharmaceuticals, Inc. (a) (b)	143,195	902,128
Auspex Pharmaceuticals, Inc. (a) (b)	8,600	264,536
BioCryst Pharmaceuticals, Inc. (a)	104,200	1,102,436
Exelixis, Inc. (a) (b)	136,400	482,856
Genocea Biosciences, Inc. (a) (b)	30,000	545,700
Gilead Sciences, Inc. (a)	73,900	5,236,554
GlycoMimetics, Inc. (a)	71,683	1,170,583
ImmunoGen, Inc. (a) (b)	23,300	347,869
Ironwood Pharmaceuticals, Inc. (a) (b)	74,300	915,376
Karyopharm Therapeutics, Inc. (a) (b)	18,100	559,109
Novavax, Inc. (a) (b)	104,500	473,385
NPS Pharmaceuticals, Inc. (a) (b)	27,100	811,103
PTC Therapeutics, Inc. (a) (b)	23,500	614,290
Puma Biotechnology, Inc. (a)	7,800	812,292
Regeneron Pharmaceuticals, Inc. (a) (b)	17,900	5,375,012
Seattle Genetics, Inc. (a) (b)	15,600	710,736
TESARO, Inc. (a) (b)	29,000	854,920
Tetraphase Pharmaceuticals, Inc. (a) (b)	33,900	369,171

Biotechnology—(Continued)
Trevena, Inc. (a)	48,460	380,896
Ultragenyx Pharmaceutical, Inc. (a)	4,430	216,583
Versartis, Inc. (a) (b)	4,100	123,205

		26,549,714

Capital Markets—1.1%
Ameriprise Financial, Inc.	46,500	5,118,255
Artisan Partners Asset Management, Inc. - Class A	16,000	1,028,000
BlackRock, Inc.	9,740	3,063,035
LPL Financial Holdings, Inc.	20,620	1,083,375
Stifel Financial Corp. (a) (b)	17,200	855,872
TD Ameritrade Holding Corp.	47,400	1,609,230
UBS AG (a) (b)	32,200	667,184
Virtus Investment Partners, Inc. (a)	5,600	969,752
WisdomTree Investments, Inc. (a) (b)	54,500	715,040

		15,109,743

Chemicals—1.0%
Cabot Corp.	41,000	2,421,460
Celanese Corp. - Series A	39,000	2,164,890
Dow Chemical Co. (The)	65,900	3,202,081
LyondellBasell Industries NV - Class A	24,600	2,187,924
Sherwin-Williams Co. (The)	21,200	4,179,156

		14,155,511

Communications Equipment—1.9%
F5 Networks, Inc. (a)	22,500	2,399,175
Juniper Networks, Inc. (a)	277,000	7,135,520
QUALCOMM, Inc.	201,000	15,850,860

		25,385,555

Construction & Engineering—0.1%
KBR, Inc.	68,900	1,838,252

Consumer Finance—0.3%
Santander Consumer USA Holdings, Inc. (a)	183,200	4,411,456

Containers & Packaging—0.6%
Ball Corp.	106,000	5,809,860
Owens-Illinois, Inc. (a)	57,100	1,931,693

		7,741,553

Diversified Financial Services—0.2%
IntercontinentalExchange Group, Inc.	12,200	2,413,526
MSCI, Inc. (a)	11,910	512,368

		2,925,894

Electric Utilities—1.9%
Duke Energy Corp.	83,490	5,946,158
Edison International	30,390	1,720,378
ITC Holdings Corp. (b)	32,450	1,212,007
NextEra Energy, Inc.	71,720	6,857,866
Northeast Utilities	39,730	1,807,715

MSF-212

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
NRG Yield, Inc. - Class A (b)	21,900	$865,707
OGE Energy Corp.	36,060	1,325,566
Southern Co. (The) (b)	148,390	6,520,257

		26,255,654

Electrical Equipment—0.3%
Eaton Corp. plc	55,200	4,146,624

Energy Equipment & Services—0.6%
Baker Hughes, Inc.	4,400	286,088
Halliburton Co.	30,200	1,778,478
Patterson-UTI Energy, Inc.	73,900	2,341,152
Superior Energy Services, Inc. (b)	101,900	3,134,444

		7,540,162

Food & Staples Retailing—1.1%
CVS Caremark Corp.	92,300	6,909,578
Sprouts Farmers Market, Inc. (a)	52,800	1,902,384
Walgreen Co.	87,800	5,797,434

		14,609,396

Food Products—1.3%
Ingredion, Inc.	57,510	3,915,281
Kraft Foods Group, Inc.	57,360	3,217,896
Mondelez International, Inc. - Class A	258,000	8,913,900
SunOpta, Inc. (a) (b)	135,810	1,603,916

		17,650,993

Gas Utilities—0.1%
Atmos Energy Corp.	32,350	1,524,655

Health Care Equipment & Supplies—1.9%
Abbott Laboratories	82,700	3,184,777
Covidien plc	112,800	8,308,848
Medtronic, Inc.	120,100	7,390,954
St. Jude Medical, Inc.	50,120	3,277,347
Stryker Corp.	45,100	3,674,297

		25,836,223

Health Care Providers & Services—1.8%
Aetna, Inc.	50,700	3,800,979
Cardinal Health, Inc.	38,200	2,673,236
HCA Holdings, Inc. (a)	97,700	5,129,250
McKesson Corp.	39,710	7,011,595
UnitedHealth Group, Inc.	76,900	6,305,031

		24,920,091

Hotels, Restaurants & Leisure—0.5%
Norwegian Cruise Line Holdings, Ltd. (a)	73,580	2,374,427
Wyndham Worldwide Corp.	62,340	4,565,158

		6,939,585

Household Products—0.2%
Colgate-Palmolive Co.	38,500	2,497,495

Independent Power and Renewable Electricity Producers—0.3%
Calpine Corp. (a)	143,280	2,995,985
Pattern Energy Group, Inc. (b)	29,000	786,770

		3,782,755

Industrial Conglomerates—0.4%
Danaher Corp.	77,200	5,790,000

Insurance—3.0%
Aflac, Inc.	58,350	3,678,384
Allstate Corp. (The)	85,100	4,814,958
American International Group, Inc.	179,990	9,001,300
Aon plc	32,900	2,772,812
Hartford Financial Services Group, Inc. (The) (b)	123,100	4,341,737
Marsh & McLennan Cos., Inc.	113,200	5,580,760
Principal Financial Group, Inc.	14,400	662,256
Prudential Financial, Inc.	57,000	4,825,050
XL Group plc	152,700	4,771,875

		40,449,132

Internet & Catalog Retail—2.0%
Amazon.com, Inc. (a)	25,030	8,423,096
Netflix, Inc. (a)	22,290	7,846,749
priceline.com, Inc. (a)	9,070	10,810,442

		27,080,287

Internet Software & Services—3.3%
Akamai Technologies, Inc. (a)	29,180	1,698,568
eBay, Inc. (a)	33,020	1,824,025
Envestnet, Inc. (a)	8,100	325,458
Facebook, Inc. - Class A (a)	207,800	12,517,872
Google, Inc. - Class A (a)	20,680	23,048,066
Pandora Media, Inc. (a)	155,740	4,722,037

		44,136,026

IT Services—2.4%
Accenture plc - Class A	75,020	5,980,594
Automatic Data Processing, Inc.	69,800	5,392,748
CACI International, Inc. - Class A (a) (b)	10,460	771,948
Cognizant Technology Solutions Corp. - Class A (a)	89,600	4,534,656
EVERTEC, Inc. (b)	56,340	1,391,598
Global Payments, Inc.	28,580	2,032,324
Heartland Payment Systems, Inc. (b)	58,230	2,413,634
Visa, Inc. - Class A	32,700	7,058,622
WEX, Inc. (a)	25,060	2,381,953

		31,958,077

Leisure Products—0.1%
Arctic Cat, Inc. (b)	17,035	814,103

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.	37,600	2,102,592

MSF-213

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.1%
Dover Corp.	36,600	$2,992,050
Illinois Tool Works, Inc.	63,100	5,131,923
Luxfer Holdings plc (ADR)	82,500	1,615,350
Pentair, Ltd.	60,500	4,800,070

		14,539,393

Media—2.8%
Charter Communications, Inc. - Class A (a)	22,700	2,796,640
Comcast Corp. - Class A	116,100	5,807,322
DIRECTV (a)	164,700	12,586,374
DreamWorks Animation SKG, Inc. - Class A (a) (b)	75,850	2,013,817
Interpublic Group of Cos., Inc. (The)	186,414	3,195,136
Time Warner, Inc.	36,275	2,369,846
Walt Disney Co. (The)	121,545	9,732,108

		38,501,243

Metals & Mining—0.2%
Allegheny Technologies, Inc.	19,900	749,832
Carpenter Technology Corp. (b)	24,500	1,617,980
Nucor Corp.	6,995	353,527
Universal Stainless & Alloy Products, Inc. (a) (b)	4,670	157,706

		2,879,045

Multi-Utilities—0.4%
Ameren Corp.	60,530	2,493,836
PG&E Corp.	53,700	2,319,840

		4,813,676

Multiline Retail—0.5%
Dollar Tree, Inc. (a)	120,680	6,297,082

Oil, Gas & Consumable Fuels—4.6%
Alon USA Energy, Inc. (b)	161,200	2,408,328
Anadarko Petroleum Corp.	49,350	4,182,906
Cabot Oil & Gas Corp.	125,930	4,266,508
Chevron Corp.	56,570	6,726,739
Cobalt International Energy, Inc. (a)	497,691	9,117,699
Concho Resources, Inc. (a)	23,330	2,857,925
CONSOL Energy, Inc.	43,300	1,729,835
Enbridge, Inc.	129,520	5,894,455
EOG Resources, Inc.	2,310	453,153
Exxon Mobil Corp.	73,970	7,225,390
HollyFrontier Corp.	45,610	2,170,124
Laredo Petroleum, Inc. (a) (b)	90,740	2,346,536
Pioneer Natural Resources Co. (b)	37,780	7,070,149
Rice Energy, Inc. (a)	68,690	1,812,729
Spectra Energy Corp.	60,350	2,229,329
Valero Energy Corp.	30,230	1,605,213
Western Refining, Inc. (b)	21,730	838,778

		62,935,796

Paper & Forest Products—0.2%
International Paper Co.	73,100	3,353,828

Personal Products—0.2%
Coty, Inc. - Class A (b)	112,460	1,684,651
Nu Skin Enterprises, Inc. - Class A	13,340	1,105,219

		2,789,870

Pharmaceuticals—3.3%
Achaogen, Inc. (a) (b)	42,800	661,688
Actavis plc (a)	22,800	4,693,380
Aerie Pharmaceuticals, Inc. (a) (b)	15,880	336,497
Bristol-Myers Squibb Co.	132,000	6,857,400
Eli Lilly & Co.	73,500	4,326,210
Forest Laboratories, Inc. (a)	71,860	6,630,522
Johnson & Johnson	83,100	8,162,913
Merck & Co., Inc.	173,700	9,860,949
Relypsa, Inc. (a) (b)	32,900	980,749
Zoetis, Inc.	65,120	1,884,573

		44,394,881

Professional Services—0.6%
Equifax, Inc. (b)	40,215	2,735,826
Manpowergroup, Inc.	25,390	2,001,494
Nielsen Holdings NV	50,200	2,240,426
TriNet Group, Inc. (a)	64,300	1,370,233

		8,347,979

Real Estate Investment Trusts—1.4%
American Tower Corp.	50,450	4,130,342
AvalonBay Communities, Inc.	24,600	3,230,472
Public Storage	16,190	2,727,853
Simon Property Group, Inc.	26,130	4,285,320
Weyerhaeuser Co.	136,000	3,991,600

		18,365,587

Road & Rail—0.3%
Genesee & Wyoming, Inc. - Class A (a)	9,000	875,880
J.B. Hunt Transport Services, Inc.	15,100	1,085,992
Kansas City Southern	17,400	1,775,844

		3,737,716

Semiconductors & Semiconductor Equipment—0.9%
Applied Materials, Inc.	40,170	820,271
Broadcom Corp. - Class A	58,780	1,850,394
First Solar, Inc. (a) (b)	4,640	323,826
Freescale Semiconductor, Ltd. (a) (b)	325,080	7,935,203
Lam Research Corp. (a)	14,390	791,450
Maxim Integrated Products, Inc.	19,090	632,261

		12,353,405

Software—0.4%
Activision Blizzard, Inc.	105,800	2,162,552
Autodesk, Inc. (a)	5,420	266,556
Cadence Design Systems, Inc. (a) (b)	52,500	815,850
MICROS Systems, Inc. (a)	36,600	1,937,238

		5,182,196

MSF-214

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—2.1%
Advance Auto Parts, Inc.	30,960	$3,916,440
AutoZone, Inc. (a)	13,770	7,395,867
Lowe’s Cos., Inc.	211,350	10,335,015
Ross Stores, Inc.	70,770	5,063,594
Signet Jewelers, Ltd.	19,240	2,036,746

		28,747,662

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	25,960	13,933,770

Textiles, Apparel & Luxury Goods—0.7%
Lululemon Athletica, Inc. (a) (b)	66,300	3,486,717
PVH Corp.	38,300	4,778,691
Ralph Lauren Corp.	8,400	1,351,812

		9,617,220

Tobacco—1.9%
Altria Group, Inc.	287,900	10,776,097
Lorillard, Inc. (b)	191,260	10,343,341
Philip Morris International, Inc.	50,200	4,109,874

		25,229,312

Total Common Stocks (Cost $757,829,372)		810,668,816

U.S. Treasury & Government Agencies—22.0%

Agency Sponsored Mortgage-Backed—17.1%
Fannie Mae 15 Yr. Pool 2.500%, 09/01/27	5,222,275	5,235,729
3.000%, 07/01/28	3,449,608	3,549,322
3.500%, 07/01/28	508,241	534,163
3.500%, 11/01/28	1,973,541	2,070,154
4.000%, 04/01/26	99,640	105,912
4.500%, 08/01/18	1,006,703	1,066,870
4.500%, 06/01/24	768,334	816,903
4.500%, 02/01/25	227,396	244,330
4.500%, 04/01/25	30,889	33,193
4.500%, 07/01/25	161,854	173,947
4.500%, 06/01/26	3,274,064	3,516,301
5.000%, TBA (c)	1,500,000	1,595,859
Fannie Mae 30 Yr. Pool 3.000%, 02/01/43	1,233,979	1,193,123
3.000%, 03/01/43	3,512,362	3,394,978
3.000%, 04/01/43	2,761,853	2,669,633
3.000%, 05/01/43	4,616,245	4,462,752
3.000%, 06/01/43	464,757	449,532
3.000%, TBA (c)	2,000,000	1,930,312
3.500%, 03/01/43	98,739	99,428
3.500%, 05/01/43	192,421	193,762
3.500%, 06/01/43	684,593	689,744
3.500%, 07/01/43	1,081,751	1,089,677
3.500%, 08/01/43	1,666,926	1,679,309

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.500%, TBA (c)	25,600,000	25,752,000
4.000%, 05/01/42	91,750	95,831
4.000%, 02/01/43	363,825	379,612
4.000%, 08/01/43	555,377	578,398
4.000%, 09/01/43	145,669	151,666
4.000%, 10/01/43	363,503	378,661
4.000%, 11/01/43	1,099,378	1,147,798
4.000%, 12/01/43	1,288,453	1,342,116
4.000%, 01/01/44	3,076,863	3,212,264
4.500%, 09/01/41	161,948	172,814
4.500%, 08/01/42	248,022	264,826
4.500%, 09/01/43	4,136,104	4,413,981
4.500%, 10/01/43	587,418	626,791
4.500%, 12/01/43	492,614	526,033
4.500%, 01/01/44	1,096,120	1,176,530
4.500%, TBA (c)	9,900,000	10,533,203
5.000%, 04/01/33	11,600	12,724
5.000%, 07/01/33	30,025	32,913
5.000%, 09/01/33	490,303	537,519
5.000%, 11/01/33	118,580	129,989
5.000%, 12/01/33	48,656	53,352
5.000%, 02/01/34	21,123	23,207
5.000%, 03/01/34	10,159	11,119
5.000%, 04/01/34	10,162	11,120
5.000%, 06/01/34	9,129	9,978
5.000%, 07/01/34	148,252	161,897
5.000%, 10/01/34	393,274	431,942
5.000%, 07/01/35	252,966	276,437
5.000%, 10/01/35	286,549	314,027
5.000%, 12/01/35	220,141	240,417
5.000%, 08/01/36	212,369	231,884
5.000%, 07/01/37	102,195	112,067
5.000%, 07/01/41	155,705	170,509
5.000%, 08/01/41	112,895	123,516
5.000%, TBA (c)	1,100,000	1,199,258
5.500%, 08/01/28	33,177	36,572
5.500%, 04/01/33	124,935	138,920
5.500%, 08/01/37	791,450	879,443
5.500%, 04/01/41	80,226	89,106
5.500%, TBA (c)	4,900,000	5,410,863
6.000%, 03/01/28	11,569	12,974
6.000%, 05/01/28	16,458	18,325
6.000%, 06/01/28	2,591	2,885
6.000%, 02/01/34	493,735	555,159
6.000%, 08/01/34	271,612	305,400
6.000%, 04/01/35	2,212,794	2,487,707
6.000%, 02/01/38	209,322	233,702
6.000%, 03/01/38	80,250	89,686
6.000%, 05/01/38	236,571	264,317
6.000%, 10/01/38	70,016	78,199
6.000%, 12/01/38	88,036	98,315
6.000%, TBA (c)	1,600,000	1,783,188
6.500%, 05/01/40	1,883,045	2,112,377

MSF-215

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool 3.001%, 03/01/41 (d)	200,490	$212,279
3.144%, 03/01/41 (d)	262,228	276,310
3.213%, 12/01/40 (d)	427,753	449,686
3.347%, 06/01/41 (d)	523,712	551,654
3.493%, 09/01/41 (d)	382,056	403,183
Fannie Mae Pool 3.650%, 08/01/23	1,885,667	1,957,669
3.780%, 10/01/23	2,238,095	2,338,531
3.810%, 11/01/23	646,960	676,984
Fannie Mae-ACES 2.392%, 01/25/22 (d) (e)	1,791,363	225,354
3.329%, 10/25/23 (d)	505,000	508,000
Freddie Mac 15 Yr. Gold Pool 2.500%, 11/01/28	2,275,278	2,276,510
3.000%, 07/01/28	1,281,807	1,318,209
3.500%, TBA (c)	1,500,000	1,569,141
4.000%, TBA (c)	2,100,000	2,216,484
Freddie Mac 30 Yr. Gold Pool 3.000%, 03/01/43	572,250	552,475
3.000%, 04/01/43	3,072,261	2,966,090
3.000%, 08/01/43	1,374,498	1,326,998
3.000%, TBA (c)	2,900,000	2,794,988
3.500%, 04/01/42	391,746	394,540
3.500%, 08/01/42	317,182	319,504
3.500%, 09/01/42	179,818	180,933
3.500%, 11/01/42	361,197	363,322
3.500%, 04/01/43	1,131,216	1,138,234
3.500%, 06/01/43	7,635,502	7,679,658
3.500%, 12/01/43	1,087,971	1,094,728
4.000%, 01/01/44	4,359,342	4,524,340
4.000%, TBA (c)	12,900,000	13,382,238
4.500%, 09/01/43	375,994	401,886
4.500%, 11/01/43	4,053,666	4,328,788
4.500%, TBA (c)	500,000	532,969
5.000%, 09/01/39	3,331,323	3,614,110
5.500%, 07/01/33	360,594	399,164
5.500%, 04/01/39	189,202	207,690
5.500%, 06/01/41	701,752	770,323
Freddie Mac ARM Non-Gold Pool 3.032%, 02/01/41 (d)	410,950	435,511
Freddie Mac Multifamily Structured Pass-Through Certificates 1.511%, 06/25/22 (d) (e)	1,961,238	188,338
1.555%, 12/25/18 (d) (e)	3,234,067	203,232
1.741%, 03/25/22 (d) (e)	1,510,623	160,711
1.782%, 05/25/19 (d) (e)	2,528,626	194,821
2.637%, 01/25/23	1,525,000	1,474,344
Ginnie Mae (CMO) 1.016%, 02/16/53 (d) (e)	3,346,831	241,159
Ginnie Mae I 15 Yr. Pool 7.500%, 12/15/14	9,056	9,135
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (c)	1,400,000	1,376,594
4.000%, 09/15/42	2,261,782	2,381,506
4.500%, 04/15/41	2,047,226	2,215,456

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 4.500%, 02/15/42	4,197,143	4,535,685
5.000%, 12/15/38	142,975	156,609
5.000%, 04/15/39	3,334,652	3,650,268
5.000%, 07/15/39	291,437	318,593
5.000%, 12/15/40	420,002	460,909
5.500%, 12/15/40	1,437,436	1,592,887
9.000%, 11/15/19	6,355	6,386
Ginnie Mae II 30 Yr. Pool 3.000%, 03/20/43	4,537,545	4,473,845
3.500%, 10/20/43	7,627,559	7,796,323
4.000%, 11/20/43	4,419,693	4,651,585
4.000%, TBA (c)	23,200,000	24,378,124
4.500%, TBA (c)	2,000,000	2,155,938
5.000%, 10/20/39	70,372	76,823

		231,316,224

Federal Agencies—0.1%
Federal Home Loan Bank 5.500%, 07/15/36 (b)	360,000	439,675
Tennessee Valley Authority 5.980%, 04/01/36	430,000	531,275

		970,950

U.S. Treasury—4.8%
U.S. Treasury Bonds 2.750%, 08/15/42 (f)	1,115,000	951,931
2.750%, 11/15/42	55,000	46,862
3.750%, 11/15/43	12,814,000	13,266,488
5.375%, 02/15/31	20,000	25,584
U.S. Treasury Inflation Indexed Bonds 1.375%, 02/15/44	5,569,758	5,683,766
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18	21,804,290	22,305,113
0.125%, 01/15/23 (b)	1,003,147	970,623
0.625%, 01/15/24	21,250,668	21,323,728

		64,574,095

Total U.S. Treasury & Government Agencies (Cost $297,257,833)		296,861,269

Corporate Bonds & Notes—10.8%

Agriculture—0.0%
Altria Group, Inc. 4.000%, 01/31/24	275,000	275,521

Apparel—0.0%
William Carter Co. (The) 5.250%, 08/15/21 (144A)	400,000	411,500

Auto Manufacturers—0.0%
General Motors Co. 6.250%, 10/02/43 (144A)	185,000	200,263

MSF-216

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—4.2%
Bank of America Corp. 2.600%, 01/15/19	267,000	$268,053
3.300%, 01/11/23	1,882,000	1,814,415
4.000%, 04/01/24	1,120,000	1,118,682
4.100%, 07/24/23	2,191,000	2,222,366
4.125%, 01/22/24	1,075,000	1,087,114
6.050%, 05/16/16	950,000	1,038,357
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.300%, 03/10/19 (144A)	675,000	672,759
3.750%, 03/10/24 (144A) (b)	255,000	256,588
Barclays Bank plc 2.500%, 02/20/19	1,500,000	1,502,619
6.050%, 12/04/17 (144A)	2,325,000	2,605,734
BNP Paribas S.A. 2.400%, 12/12/18	2,100,000	2,099,824
BPCE S.A. 5.150%, 07/21/24 (144A) (b)	2,675,000	2,661,194
Capital One Financial Corp. 6.150%, 09/01/16	1,575,000	1,757,716
CIT Group, Inc. 5.500%, 02/15/19 (144A)	540,000	581,850
Citigroup, Inc. 1.700%, 07/25/16	525,000	530,962
3.375%, 03/01/23	2,886,000	2,790,892
4.450%, 01/10/17	269,000	290,527
5.500%, 09/13/25	2,150,000	2,290,176
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625%, 12/01/23	1,050,000	1,080,508
Goldman Sachs Group, Inc. (The) 1.833%, 11/29/23 (d)	864,000	883,313
2.625%, 01/31/19	1,265,000	1,261,759
3.625%, 02/07/16	331,000	346,650
3.625%, 01/22/23	552,000	543,006
4.000%, 03/03/24	395,000	393,249
5.750%, 01/24/22	434,000	492,121
6.750%, 10/01/37	1,375,000	1,575,089
HSBC Holdings plc 4.250%, 03/14/24 (b)	845,000	846,040
5.250%, 03/14/44	280,000	283,124
JPMorgan Chase & Co. 3.200%, 01/25/23	1,107,000	1,073,425
3.250%, 09/23/22	391,000	385,171
3.375%, 05/01/23	2,575,000	2,437,544
3.875%, 02/01/24 (b)	625,000	630,608
4.750%, 03/01/15	667,000	692,191
6.000%, 01/15/18	725,000	832,092
6.750%, 02/01/24 (d)	388,000	408,370
LBI HF 6.100%, 08/25/11 (144A) (g)	320,000	29,200
Mizuho Financial Group Cayman 3, Ltd. 4.600%, 03/27/24 (144A) (b)	865,000	868,819
Morgan Stanley 2.500%, 01/24/19 (b)	1,155,000	1,151,783
3.800%, 04/29/16	345,000	363,374
5.000%, 11/24/25	1,207,000	1,241,906

Banks—(Continued)
Morgan Stanley 5.750%, 01/25/21	550,000	629,965
6.250%, 08/28/17	1,000,000	1,144,479
PNC Bank N.A. 3.800%, 07/25/23	675,000	681,042
PNC Funding Corp. 5.250%, 11/15/15	1,000,000	1,067,808
Royal Bank of Scotland Group plc 2.550%, 09/18/15	1,775,000	1,812,646
6.125%, 12/15/22	1,210,000	1,267,205
Santander U.S. Debt S.A. Unipersonal 3.724%, 01/20/15 (144A)	1,000,000	1,019,070
Sumitomo Mitsui Financial Group, Inc. 4.436%, 04/02/24 (144A)	1,275,000	1,276,184
UBS AG 7.625%, 08/17/22	250,000	293,222
Wells Fargo & Co. 1.500%, 07/01/15	331,000	334,852
2.150%, 01/15/19 (b)	302,000	301,293
4.125%, 08/15/23 (b)	2,890,000	2,923,651
5.375%, 11/02/43	274,000	288,629

		56,449,216

Biotechnology—0.1%
Amgen, Inc. 5.650%, 06/15/42	236,000	261,654
Gilead Sciences, Inc. 3.700%, 04/01/24	625,000	625,262

		886,916

Building Materials—0.0%
Building Materials Corp. of America 6.750%, 05/01/21 (144A)	270,000	292,950

Chemicals—0.1%
CF Industries, Inc. 5.150%, 03/15/34	1,060,000	1,089,894

Coal—0.0%
Peabody Energy Corp. 6.500%, 09/15/20	360,000	371,700

Commercial Services—0.1%
ADT Corp. (The) 6.250%, 10/15/21 (144A) (b)	250,000	256,875
Deluxe Corp. 7.000%, 03/15/19	210,000	225,750
Sotheby’s 5.250%, 10/01/22 (144A)	290,000	283,475

		766,100

Computers—0.2%
Hewlett-Packard Co. 4.650%, 12/09/21 (b)	1,750,000	1,851,288

MSF-217

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
NCR Corp. 4.625%, 02/15/21	240,000	$241,200

		2,092,488

Diversified Financial Services—0.6%
Discover Financial Services 3.850%, 11/21/22	768,000	753,888
Ford Motor Credit Co. LLC 4.375%, 08/06/23 (b)	233,000	240,398
General Electric Capital Corp. 2.950%, 05/09/16	750,000	781,269
5.300%, 02/11/21	1,825,000	2,052,665
6.250%, 12/15/22 (d)	600,000	642,000
General Motors Financial Co., Inc. 4.750%, 08/15/17	1,215,000	1,298,531
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 3.500%, 03/15/17 (144A)	115,000	116,150
4.875%, 03/15/19 (144A)	155,000	157,712
6.000%, 08/01/20 (144A)	185,000	196,100
International Lease Finance Corp. 5.875%, 04/01/19 (b)	810,000	884,925
Lehman Brothers Holdings Capital Trust VII 5.857%, 05/01/14 (g)	325,000	33
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (g)	1,770,000	177
6.750%, 12/28/17 (g)	2,505,000	251
SLM Corp. 5.500%, 01/15/19	520,000	549,900
7.250%, 01/25/22	290,000	319,725

		7,993,724

Electric—0.3%
Calpine Corp. 7.500%, 02/15/21 (144A)	390,000	426,075
DPL, Inc. 7.250%, 10/15/21	350,000	361,375
Georgia Power Co. 3.000%, 04/15/16	1,051,000	1,097,322
MidAmerican Energy Holdings Co. 6.500%, 09/15/37	1,121,000	1,386,338
Pacific Gas & Electric Co. 3.750%, 02/15/24 (b)	360,000	359,273
Xcel Energy, Inc. 6.500%, 07/01/36	425,000	539,728

		4,170,111

Engineering & Construction—0.0%
Odebrecht Offshore Drilling Finance, Ltd. 6.750%, 10/01/22 (144A)	5,619	5,829

Environmental Control—0.0%
Clean Harbors, Inc. 5.250%, 08/01/20	210,000	216,300

Healthcare-Services—0.3%
Aetna, Inc. 2.200%, 03/15/19	560,000	555,274
CHS/Community Health Systems, Inc. 5.125%, 08/01/21 (144A)	150,000	153,750
HCA, Inc. 6.500%, 02/15/20	810,000	907,200
Tenet Healthcare Corp. 6.000%, 10/01/20 (144A)	460,000	492,200
UnitedHealth Group, Inc. 3.375%, 11/15/21	221,000	223,892
WellPoint, Inc. 1.875%, 01/15/18	624,000	619,328
2.300%, 07/15/18	1,047,000	1,049,897

		4,001,541

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 12 II, Ltd. 2.000%, 11/08/17 (144A)	1,475,000	1,483,677

Home Builders—0.0%
Lennar Corp. 4.500%, 06/15/19	215,000	218,762
Ryland Group, Inc. (The) 5.375%, 10/01/22	240,000	238,200

		456,962

Insurance—0.5%
American International Group, Inc. 3.800%, 03/22/17	1,123,000	1,201,498
5.450%, 05/18/17	485,000	541,232
Marsh & McLennan Cos., Inc. 2.550%, 10/15/18	525,000	531,825
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	325,000	494,256
Nationwide Mutual Insurance Co. 9.375%, 08/15/39 (144A)	1,275,000	1,875,064
Prudential Financial, Inc. 4.750%, 09/17/15	842,000	889,525
Teachers Insurance & Annuity Association of America 6.850%, 12/16/39 (144A)	826,000	1,083,905

		6,617,305

Internet—0.0%
Equinix, Inc. 4.875%, 04/01/20	230,000	235,175

Iron/Steel—0.0%
United States Steel Corp. 7.375%, 04/01/20	5,000	5,463

Machinery-Diversified—0.1%
Case New Holland Industrial, Inc. 7.875%, 12/01/17	660,000	773,850

MSF-218

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)
Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—1.0%
21st Century Fox America, Inc. 6.150%, 03/01/37	825,000	$953,988
CBS Corp. 5.750%, 04/15/20	154,000	174,923
Comcast Corp. 3.600%, 03/01/24 (b)	380,000	382,058
4.750%, 03/01/44	245,000	248,683
COX Communications, Inc. 8.375%, 03/01/39 (144A)	1,000,000	1,311,918
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.800%, 03/15/22	254,000	251,343
5.000%, 03/01/21	291,000	312,875
5.150%, 03/15/42	439,000	415,027
DISH DBS Corp. 7.875%, 09/01/19	490,000	579,425
Gannett Co., Inc. 5.125%, 10/15/19 (144A)	550,000	575,438
NBCUniversal Media LLC 4.375%, 04/01/21	979,000	1,062,437
5.150%, 04/30/20	601,000	678,971
Time Warner Cable, Inc. 5.000%, 02/01/20	710,000	775,393
8.250%, 04/01/19	626,000	779,969
8.750%, 02/14/19	669,000	846,300
Time Warner, Inc. 5.875%, 11/15/16	475,000	532,289
6.500%, 11/15/36	1,325,000	1,570,978
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	450,000	459,000
Viacom, Inc. 2.200%, 04/01/19	655,000	649,423
5.625%, 09/15/19	775,000	877,340

		13,437,778

Oil & Gas—0.6%
Anadarko Petroleum Corp. 6.375%, 09/15/17	900,000	1,030,334
Cenovus Energy, Inc. 5.200%, 09/15/43	1,625,000	1,706,786
CNPC General Capital, Ltd. 1.450%, 04/16/16 (144A)	1,300,000	1,298,697
Harvest Operations Corp. 6.875%, 10/01/17	210,000	226,800
Lukoil International Finance B.V. 3.416%, 04/24/18 (144A)	1,150,000	1,118,663
Nexen Energy ULC 5.875%, 03/10/35	30,000	32,741
Petrobras International Finance Co. 3.875%, 01/27/16	1,835,000	1,884,433
Petroleos Mexicanos 5.500%, 06/27/44	425,000	410,125
Tesoro Corp. 5.125%, 04/01/24 (b)	30,000	29,850

		7,738,429

Pharmaceuticals—0.0%
McKesson Corp. 2.284%, 03/15/19	350,000	347,118
3.796%, 03/15/24	270,000	270,251

		617,369

Pipelines—0.5%
El Paso LLC 7.250%, 06/01/18	515,000	585,857
Energy Transfer Equity L.P. 7.500%, 10/15/20	390,000	446,062
Energy Transfer Partners L.P. 4.150%, 10/01/20	992,000	1,023,708
4.900%, 02/01/24	525,000	546,395
6.500%, 02/01/42	975,000	1,104,999
Enterprise Products Operating LLC 3.900%, 02/15/24	1,210,000	1,216,325
Kinder Morgan Energy Partners L.P. 5.500%, 03/01/44	1,155,000	1,181,125
Williams Partners L.P. 4.300%, 03/04/24 (b)	695,000	698,082

		6,802,553

Real Estate—0.0%
Kennedy-Wilson, Inc. 5.875%, 04/01/24	230,000	230,000

Real Estate Investment Trusts—1.0%
American Tower Corp. 5.000%, 02/15/24	575,000	598,865
Brandywine Operating Partnership L.P. 3.950%, 02/15/23	875,000	859,267
Duke Realty L.P. 3.625%, 04/15/23 (b)	550,000	522,667
HCP, Inc. 2.625%, 02/01/20	1,750,000	1,709,470
Health Care REIT, Inc. 4.125%, 04/01/19 (b)	1,750,000	1,854,092
4.500%, 01/15/24	500,000	514,948
Kimco Realty Corp. 3.125%, 06/01/23	1,400,000	1,309,386
Liberty Property L.P. 4.125%, 06/15/22	525,000	532,486
Prologis L.P. 3.350%, 02/01/21	2,675,000	2,646,377
Realty Income Corp. 4.650%, 08/01/23	1,025,000	1,072,555
UDR, Inc. 3.700%, 10/01/20	400,000	406,002
Ventas Realty L.P. / Ventas Capital Corp. 2.700%, 04/01/20	1,645,000	1,601,202
3.125%, 11/30/15	500,000	518,856

		14,146,173

MSF-219

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.2%
AutoZone, Inc. 3.700%, 04/15/22	1,575,000	$1,579,862
CVS Caremark Corp. 2.750%, 12/01/22	775,000	731,074
5.300%, 12/05/43	102,000	112,590

		2,423,526

Semiconductors—0.1%
TSMC Global, Ltd. 1.625%, 04/03/18 (144A)	1,400,000	1,357,209

Software—0.1%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	420,000	449,400
Audatex North America, Inc. 6.000%, 06/15/21 (144A)	220,000	234,850

		684,250

Telecommunications—0.6%
SoftBank Corp. 4.500%, 04/15/20 (144A)	380,000	378,100
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	540,000	622,350
T-Mobile USA, Inc. 6.464%, 04/28/19	440,000	470,800
6.731%, 04/28/22	400,000	428,500
Telefonica Emisiones S.A. Unipersonal 3.992%, 02/16/16	250,000	262,149
Verizon Communications, Inc. 3.450%, 03/15/21	365,000	369,997
3.650%, 09/14/18	1,656,000	1,762,865
5.150%, 09/15/23	403,000	441,011
6.550%, 09/15/43	2,797,000	3,403,767
Wind Acquisition Finance S.A. 7.250%, 02/15/18 (144A)	290,000	305,950

		8,445,489

Transportation—0.1%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	146,000	137,798
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.875%, 07/11/22 (144A)	1,425,000	1,509,487
Ryder System, Inc. 2.550%, 06/01/19	365,000	362,703

		2,009,988

Total Corporate Bonds & Notes (Cost $149,592,367)		146,689,249

Mortgage-Backed Securities—5.2%

Collateralized Mortgage Obligations—2.0%
Banc of America Funding Trust 0.387%, 02/20/47 (d)	1,770,500	1,504,930

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Adjustable Rate Mortgage Trust 2.749%, 07/25/36 (d)	1,024,422	860,232
Bear Stearns Mortgage Funding Trust 0.354%, 02/25/37 (d)	1,201,315	807,868
Countrywide Alternative Loan Trust 0.474%, 11/25/35 (d)	267,383	211,882
0.604%, 10/25/36 (d)	278,129	200,785
0.954%, 12/25/35 (d)	1,431,908	1,165,922
5.500%, 11/25/35	1,793,604	1,555,878
6.000%, 05/25/37	364,058	288,852
6.500%, 09/25/37	3,082,487	2,506,133
Countrywide Home Loan Mortgage Pass-Through Trust 0.354%, 04/25/46 (d)	547,955	432,714
0.494%, 02/25/35 (d)	288,890	256,029
2.672%, 09/25/47 (d)	1,197,577	1,006,427
Credit Suisse Mortgage Capital Certificates 2.508%, 05/27/36 (144A) (d)	3,722	3,552
2.538%, 08/27/46 (144A) (d)	84	80
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.304%, 12/25/36 (d)	697,863	567,771
GS Mortgage Securities Trust 3.680%, 04/10/47	635,000	654,043
3.998%, 04/10/47	1,225,000	1,261,745
4.866%, 04/10/47	450,000	406,965
GSR Mortgage Loan Trust 0.654%, 11/25/35 (d)	1,097,833	814,525
2.622%, 01/25/36 (d)	1,297,357	1,166,092
6.000%, 07/25/37	794,798	723,153
IndyMac INDA Mortgage Loan Trust 2.623%, 12/25/36 (d)	447,253	388,988
IndyMac INDX Mortgage Loan Trust 2.628%, 10/25/35 (d)	152,012	130,262
Lehman XS Trust 0.344%, 11/25/46 (d)	1,293,432	1,053,863
0.394%, 06/25/47 (d)	1,303,930	874,101
1.004%, 09/25/47 (d)	1,243,442	1,021,255
Luminent Mortgage Trust 0.354%, 02/25/46 (d)	1,189,943	873,059
0.414%, 11/25/35 (d)	1,320,554	1,176,084
MASTR Adjustable Rate Mortgages Trust 2.110%, 09/25/33 (d)	222,639	222,656
Merrill Lynch Mortgage Investors Trust 2.724%, 07/25/35 (d)	1,335,722	1,142,646
RALI Trust 0.929%, 09/25/46 (d)	886,028	572,952
RFMSI Trust 3.035%, 04/25/37 (d)	170,143	147,367
Structured Adjustable Rate Mortgage Loan Trust 0.454%, 09/25/34 (d)	131,274	115,806
Wells Fargo Mortgage Backed Securities Trust 2.624%, 10/25/35 (d)	1,541,000	1,418,743
2.678%, 10/25/36 (d)	1,032,824	961,900

		26,495,260

MSF-220

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—3.2%
Aventura Mall Trust 3.743%, 12/05/32	1,595,000	$1,659,904
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.171%, 11/10/42 (d)	1,495,865	1,512,040
BB-UBS Trust 3.430%, 11/05/36 (144A)	275,000	262,931
Bear Stearns Commercial Mortgage Securities Trust 4.871%, 09/11/42	180,000	188,052
5.138%, 10/12/42 (d)	210,000	221,228
5.405%, 12/11/40 (d)	1,130,000	1,185,611
5.449%, 12/11/40 (d)	170,000	180,620
5.694%, 06/11/50 (d)	240,170	268,624
CD Mortgage Trust 6.116%, 11/15/44 (d)	80,000	89,444
Citigroup Commercial Mortgage Trust 4.023%, 03/10/47	1,065,000	1,095,667
4.131%, 11/10/46	770,000	802,293
4.371%, 09/10/46 (d)	680,000	722,748
6.133%, 12/10/49 (d)	440,000	493,169
Commercial Mortgage Pass-Through Certificates 3.961%, 03/10/47	1,070,000	1,097,763
4.046%, 10/10/46	1,290,000	1,332,507
5.768%, 06/10/46 (d)	669,187	726,478
6.003%, 12/10/49 (d)	960,000	1,063,483
Commercial Mortgage Trust 4.750%, 10/15/45	175,000	145,556
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	125,000	128,113
DBRR Trust 0.946%, 09/25/45 (144A)	522,898	523,641
GMAC Commercial Mortgage Securities, Inc. 5.238%, 11/10/45 (d)	431,674	451,993
Greenwich Capital Commercial Mortgage Trust 5.736%, 12/10/49	875,000	974,586
GS Mortgage Securities Corp. II 2.954%, 11/05/34 (144A)	1,200,000	1,142,203
GS Mortgage Securities Corp. Trust 2.933%, 06/05/31 (144A)	940,000	953,246
3.551%, 04/10/34 (144A)	1,055,000	1,062,594
3.633%, 06/05/31 (144A)	130,000	131,668
GS Mortgage Securities Trust 4.243%, 08/10/46	520,000	547,806
Hilton USA Trust 2.662%, 11/05/30	1,585,000	1,588,720
JP Morgan Chase Commercial Mortgage Securities 2.753%, 10/15/45	195,147	136,493
JP Morgan Chase Commercial Mortgage Securities Corp. 4.427%, 12/15/47 (144A) (d)	245,000	198,333
JP Morgan Chase Commercial Mortgage Securities Trust 3.905%, 05/05/30 (144A)	905,000	910,995

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust 4.166%, 12/15/46	1,195,000	1,241,985
5.009%, 12/15/46 (144A) (d)	465,000	429,968
5.453%, 12/12/44 (d)	650,000	694,423
5.698%, 02/12/49 (d)	900,000	997,298
JPMBB Commercial Mortgage Securities Trust 4.199%, 01/15/47	1,280,000	1,331,546
LB-UBS Commercial Mortgage Trust 5.205%, 04/15/30 (d)	430,000	444,725
5.858%, 07/15/40 (d)	1,989,823	2,132,668
5.866%, 09/15/45 (d)	430,312	486,191
6.150%, 09/15/45 (d)	295,000	336,314
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	1,630,000	1,820,842
Morgan Stanley Bank of America Merrill Lynch Trust 4.064%, 02/15/47	1,295,000	1,338,585
Morgan Stanley Capital I Trust 2.662%, 03/15/45 (144A) (d) (e)	5,755,284	686,565
5.692%, 04/15/49 (d)	1,510,000	1,669,100
5.809%, 12/12/49	655,000	728,510
Morgan Stanley Re-REMIC Trust 1.000%, 03/27/51 (144A)	647,833	642,939
2.000%, 07/27/49 (144A)	600,595	602,097
2.500%, 03/23/51 (144A)	33,718	34,224
5.819%, 08/15/45 (144A) (d)	486,006	538,688
OBP Depositor LLC Trust 4.646%, 07/15/45 (144A)	1,445,000	1,587,884
UBS-Barclays Commercial Mortgage Trust 3.185%, 03/10/46	1,375,000	1,337,979
VNO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,062,453
WF-RBS Commercial Mortgage Trust
4.101%, 03/15/47	1,150,000	1,184,477
5.000%, 06/15/44	130,000	115,748
WFRBS Commercial Mortgage Trust 4.375%, 03/15/44 (144A)	470,000	502,461

		43,746,179

Total Mortgage-Backed Securities (Cost $69,744,328)		70,241,439

Asset-Backed Securities—3.9%

Asset-Backed - Automobile—1.4%
American Credit Acceptance Receivables Trust 1.140%, 03/12/18 (144A)	548,754	548,905
AmeriCredit Automobile Receivables Trust 1.310%, 11/08/17	550,000	553,597
1.520%, 01/08/19	185,000	184,006
1.660%, 09/10/18	170,000	170,560
1.690%, 11/08/18	325,000	326,834
1.930%, 08/08/18	415,000	419,313

MSF-221

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
AmeriCredit Automobile Receivables Trust 2.290%, 11/08/19	100,000	$100,411
2.420%, 05/08/18	440,000	450,999
2.640%, 10/10/17	430,000	441,896
2.720%, 09/09/19	100,000	102,303
3.310%, 10/08/19	245,000	252,826
3.440%, 10/08/17	565,000	583,009
Credit Acceptance Auto Loan Trust 1.210%, 10/15/20 (144A)	340,000	340,147
1.500%, 04/15/21 (144A)	330,000	331,129
DT Auto Owner Trust 3.380%, 10/16/17 (144A)	208,175	208,718
4.940%, 07/16/18 (144A)	565,000	578,597
Hyundai Auto Receivables Trust 2.610%, 05/15/18	360,000	370,913
Prestige Auto Receivables Trust 1.090%, 02/15/18 (144A)	443,865	444,698
1.330%, 05/15/19 (144A)	330,000	330,353
Santander Drive Auto Receivables Trust 1.330%, 05/15/17	510,000	512,814
1.480%, 05/15/17 (144A)	54,738	54,746
1.560%, 08/15/18	730,000	736,120
1.590%, 10/15/18	1,245,000	1,246,504
1.780%, 11/15/18 (144A)	2,360,000	2,368,024
1.890%, 10/15/19 (144A)	775,000	783,062
1.940%, 03/15/18	535,000	540,926
2.160%, 01/15/20	610,000	624,716
2.250%, 06/17/19	665,000	671,903
2.360%, 04/15/20	650,000	655,601
2.700%, 08/15/18	350,000	360,299
2.720%, 05/16/16	330,000	332,240
2.940%, 12/15/17	520,000	535,699
3.120%, 10/15/19 (144A)	300,000	308,323
3.250%, 01/15/20	510,000	530,696
3.780%, 11/15/17	445,000	458,217
3.780%, 10/15/19 (144A)	195,000	202,978
4.670%, 01/15/20 (144A)	1,085,000	1,140,053

		18,802,135

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust 0.394%, 11/25/36 (d)	424,130	251,709
5.985%, 06/25/36 (d)	754,420	435,987
GSAA Trust 0.196%, 03/25/47 (d)	285,961	168,175

		855,871

Asset-Backed - Other—2.4%
Apidos CDO 1.734%, 04/17/26 (144A) (d)	1,595,000	1,593,405
ARES CLO, Ltd. 1.734%, 04/17/26 (144A) (d) (h)	1,475,000	1,475,000
Avery Point CLO, Ltd. 1.755%, 04/25/26	1,460,000	1,460,000

Asset-Backed - Other—(Continued)
Battalion CLO, Ltd. 1.637%, 10/22/25 (144A) (d)	615,000	612,143
Benefit Street Partners CLO II, Ltd. 1.439%, 07/15/24 (144A) (d)	320,000	317,165
Carlyle Global Market Strategies CLO, Ltd. 1.627%, 01/20/25 (144A) (d)	1,935,000	1,929,754
Cavalary CLO II 2.238%, 01/17/24 (144A) (d)	990,000	978,275
Cent CLO 19, Ltd. 1.567%, 10/29/25 (144A) (d)	670,000	665,494
CIFC Funding, Ltd. 1.658%, 04/18/25 (144A) (d)	1,585,000	1,584,990
Finance America Mortgage Loan Trust 1.204%, 09/25/33 (d)	135,939	127,674
Ford Credit Floorplan Master Owner Trust 1.400%, 02/15/19	230,000	229,068
2.090%, 09/15/16	535,000	537,929
2.860%, 01/15/19	139,000	144,132
3.500%, 01/15/19	265,000	278,620
Fremont Home Loan Trust 1.204%, 12/25/33 (d)	130,634	123,314
GMACM Home Equity Loan Trust 0.394%, 10/25/34 (144A) (d)	215,550	196,214
GT Loan Financing I, Ltd. 1.505%, 10/28/24 (144A) (d)	680,000	673,609
HLSS Servicer Advance Receivables Backed Notes 1.287%, 09/15/44 (144A)	740,000	741,110
1.495%, 05/16/44 (144A)	140,000	139,538
1.793%, 05/15/46 (144A)	2,210,000	2,175,524
1.979%, 08/15/46 (144A)	385,000	386,271
HLSS Servicer Advance Receivables Trust 1.990%, 10/15/45 (144A)	440,000	443,080
ING Investment Management Co. 1.685%, 03/14/22 (144A) (d)	1,500,000	1,499,996
1.686%, 01/18/26 (144A) (d)	780,000	778,036
1.769%, 10/15/22 (144A) (d)	435,000	435,118
KKR Financial CLO, Corp. 0.989%, 10/15/17 (144A) (d)	830,810	830,007
KKR Financial CLO, Ltd. 1.389%, 07/15/25 (144A) (d)	565,000	555,520
Knollwood CDO, Ltd. 3.439%, 01/10/39 (144A) (d)	543,682	5
Limerock CLO 1.735%, 04/18/26 (144A) (d)	1,590,000	1,589,997
Neuberger Berman CLO, Ltd. 1.741%, 04/15/26 (144A) (d)	1,170,000	1,168,103
Newcastle Mortgage Securities Trust 0.384%, 04/25/37 (d)	1,550,000	872,841
Northwoods Capital Corp. / Northwoods Capital, Ltd. 1.657%, 01/18/24 (144A) (d)	615,000	611,875
2.487%, 01/18/24 (144A) (d)	580,000	580,693
Octagon Investment Partners XVI, Ltd. 1.358%, 07/17/25 (144A) (d)	720,000	709,145

MSF-222

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Loan Funding, Ltd. 1.506%, 08/23/24 (144A) (d)	695,000	$689,304
OZLM Funding IV, Ltd. 1.387%, 07/22/25 (144A) (d)	1,205,000	1,186,061
OZLM Funding, Ltd. 1.716%, 10/30/23 (144A) (d)	1,070,000	1,069,157
Securitized Asset Backed Receivables LLC Trust 0.244%, 07/25/36 (d)	640,818	291,499
Sound Point CLO, Ltd. 1.653%, 01/21/26 (144A) (d)	260,000	257,676
Springleaf Funding Trust 2.410%, 12/15/22 (144A)	1,140,000	1,137,200
Vibrant CLO, Ltd. 1.718%, 07/17/24 (144A) (d)	1,920,000	1,915,048
2.638%, 07/17/24 (144A) (d)	500,000	501,430

		33,491,020

Total Asset-Backed Securities (Cost $53,470,890)		53,149,026

Floating Rate Loans(d)—2.2%

Auto Components—0.2%
Cooper Standard Automotive, Inc. Term Loan B, 0.000%, 04/04/21 (i)	175,000	175,548
Roundy’s Supermarkets, Inc. Term Loan B, 5.750%, 03/03/21	155,000	155,533
Sedgwick, Inc. 1st Lien Term Loan, 3.750%, 03/01/21	1,515,000	1,501,584
2nd Lien Term Loan, 6.750%, 02/28/22	205,000	204,424

		2,037,089

Auto Manufacturers—0.1%
Chrysler Group LLC Term Loan B, 3.250%, 12/31/18	890,000	887,592

Chemicals—0.2%
Arysta LifeScience Corp. 1st Lien Term Loan, 0.000%, 05/29/20 (i)	359,095	360,368
Ineos U.S. Finance LLC Term Loan, 2.750%, 05/04/18	1,576,044	1,569,291
Nexeo Solutions LLC Term Loan B3, 5.000%, 09/09/17	773,063	774,995

		2,704,654

Coal—0.0%
Arch Coal, Inc. Term Loan B, 6.250%, 05/16/18	324,177	320,057

Commercial Services—0.0%
Moneygram International, Inc. Term Loan B, 0.000%, 03/27/20 (i)	219,446	220,269

Diversified Financial Services—0.1%
International Lease Finance Corp. Term Loan B, 2.750%, 02/13/21	585,000	586,462
TransUnion LLC Term Loan, 0.000%, 03/17/21 (i)	439,356	440,729

		1,027,191

Electric—0.1%
Calpine Construction Finance Co. L.P. Term Loan B2, 3.250%, 01/31/22	1,620,929	1,596,210

Energy Equipment & Services—0.1%
Seadrill Partners Finco LLC Term Loan B, 4.000%, 02/21/21	688,275	687,415

Food—0.1%
Aramark Corp. Term Loan F, 0.000%, 02/24/21 (i)	846,000	839,126
JBS USA Holdings, Inc. Incremental Term Loan, 0.000%, 09/18/20 (i)	580,321	579,961

		1,419,087

Healthcare-Products—0.1%
Mallinckrodt International Finance S.A. Term Loan B, 2.750%, 03/19/21	780,000	781,221

Healthcare-Services—0.1%
IMS Health, Inc. Term Loan, 2.750%, 03/17/21	960,000	959,746
Medpace, Inc. Term Loan, 0.000%, 03/12/21 (i)	290,000	292,175
Multiplan, Inc. Term Loan, 1.000%, 03/06/21	250,000	249,687
U.S. Renal Care, Inc. Term Loan, 0.000%, 07/03/19 (i)	379,048	379,207

		1,880,815

Home Furnishings—0.0%
Tempur-Pedic International, Inc. Term Loan B, 3.500%, 03/18/20	294,042	293,354

Hotels, Restaurants & Leisure—0.0%
La Quinta Intermediate Holdings LLC Term Loan B, 0.000%, 02/19/21 (i)	630,000	631,380

Household Products—0.1%
Revlon Consumer Products Corp. Term Loan B, 3.250%, 11/20/17	1,600,000	1,601,288

Insurance—0.1%
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	285,000	295,153
Term Loan B1, 8.500%, 05/24/19	229,409	230,300
Term Loan B2, 8.500%, 07/08/20	299,246	298,658

		824,111

MSF-223

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Floating Rate Loans(d)—(Continued)

Security Description	Principal Amount*	Value

Internet Software & Services—0.0%
Dealertrack Technologies, Inc. Term Loan B, 3.500%, 02/26/21	565,000	$568,297

Lodging—0.1%
Hilton Fort Lauderdale Mezzanine Term Loan, 7.200%, 02/22/16 (h) (j)	1,000,000	988,900
Station Casinos LLC Term Loan B, 0.000%, 03/02/20 (i)	324,181	325,447

		1,314,347

Machinery-Diversified—0.1%
Alliance Laundry Systems LLC Term Loan, 4.250%, 12/10/18	154,822	155,628
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	573,559	574,276
Interline Brands, Inc. Term Loan, 0.000%, 03/15/21 (i)	775,000	775,729
PRA Holdings, Inc. 1st Lien Term Loan, 0.000%, 09/23/20 (i)	324,185	323,644

		1,829,277

Media—0.0%
Acosta, Inc. Term Loan B, 4.250%, 03/02/18	315,000	316,772

Oil & Gas—0.0%
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 09/28/18	508,723	510,129

Packaging & Containers—0.0%
Berry Plastics Holding Corp. Term Loan D, 3.500%, 02/07/20	299,244	298,366

Pharmaceuticals—0.0%
Grifols Worldwide Operations USA, Inc. Term Loan B, 0.000%, 02/27/21 (i)	650,000	650,442

Retail—0.3%
J Crew Group, Inc. Term Loan B, 4.000%, 03/05/21	1,375,000	1,373,969
Lands’ End, Inc. Term Loan B, 0.000%, 01/31/21 (i)	235,000	235,074
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	645,000	647,886
Party City Holdings, Inc. Term Loan, 4.000%, 07/27/19	628,425	629,713
Rite Aid Corp. Term Loan 7, 3.500%, 02/21/20	750,000	750,413

		3,637,055

Semiconductors—0.1%
Entegris, Inc. Term Loan B, 0.000%, 02/04/21 (i)	490,000	490,000

Semiconductors—(Continued)
Freescale Semiconductor, Inc. Term Loan B4, 4.250%, 02/28/20	349,312	351,521

		841,521

Software—0.1%
Infor (U.S.), Inc. Term Loan B5, 3.750%, 06/03/20	349,125	348,544
Kronos, Inc. 2nd Lien Term Loan, 0.000%, 04/30/20 (i)	155,000	161,587
Term Loan, 0.000%, 10/30/19 (i)	410,000	413,844

		923,975

Telecommunications—0.2%
West Corp. Term Loan B10, 3.250%, 06/30/18	300,000	298,875
XO Communications, LLC Term Loan, 0.000%, 03/17/21 (i)	375,000	377,813
Ziggo NV Term Loan B1, 0.000%, 01/15/22 (i)	566,191	560,883
Term Loan B2, 0.000%, 01/15/22 (i)	345,532	342,292
Term Loan B3, 0.000%, 01/15/22 (i)	568,277	562,949

		2,142,812

Total Floating Rate Loans (Cost $29,869,077)		29,944,726

Foreign Government—1.2%

Sovereign—1.2%
Brazil Notas do Tesouro Nacional 6.000%, 05/15/45 (BRL)	575,000	555,336
Brazilian Government International Bonds 7.125%, 01/20/37	230,000	275,712
Colombian TES 7.000%, 05/04/22 (COP)	977,500,000	514,616
Japanese Government CPI Linked Bond 0.100%, 09/10/23 (JPY)	1,055,752,500	11,014,747
Mexican Bonos 8.000%, 12/07/23 (MXN)	6,151,000	533,194
Mexico Government International Bond 4.000%, 10/02/23	324,000	327,240
4.750%, 03/08/44	1,400,000	1,330,000
5.550%, 01/21/45	543,000	576,937
6.750%, 09/27/34	75,000	91,500
Peru Government Bond 8.200%, 08/12/26 (PEN)	1,325,000	542,952

Total Foreign Government (Cost $15,758,000)		15,762,234

Municipals—0.4%
State of California General Obligation Unlimited, Build America Bonds 4.601%, 05/15/31	1,775,000	1,885,884

MSF-224

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*/ Shares/ Notional	Value
State of California General Obligation Unlimited, Build America Bonds 7.350%, 11/01/39	1,525,000	$2,052,818
7.600%, 11/01/40	1,075,000	1,512,837

Total Municipals (Cost $5,439,037)		5,451,539

Investment Company Security— 0.2%
SPDR S&P 500 ETF Trust (Cost $2,088,120)	11,250	2,104,200

Purchased Options—0.0%

Call Options—0.0%
2 Year Interest Rate Swap, Exercise Rate 0.71%, Expires 08/28/14 (Counterparty—JPMorgan Chase Bank N.A.)	18,455,000	27,710
2 Year Interest Rate Swap, Exercise Rate 0.73%, Expires 08/29/14 (Counterparty—JPMorgan Chase Bank N.A.)	20,295,000	34,149
2 Year Interest Rate Swap, Exercise Rate 0.74%, Expires 09/05/14 (Counterparty—Bank of America N.A.)	10,085,000	17,353
5 Year Interest Rate Swap, Exercise Rate 2.10%, Expires 03/06/15 (Counterparty—Bank of America N.A.)	10,300,000	81,568

		160,780

Put Options—0.0%
10 Year Interest Rate Swap, Exercise Rate 3.50%, Expires 03/05/15 (Counterparty—Deutsche Bank AG)	7,835,000	136,459

Total Purchased Options (Cost $405,010)		297,239

Short-Term Investments—7.4%

Mutual Fund—5.4%
State Street Navigator Securities Lending MET Portfolio (k)	72,773,490	72,773,490

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $27,400,000 on 04/01/14, collateralized by $28,360,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $27,952,410.	27,400,000	27,400,000

Total Short-Term Investments (Cost $100,173,490)		100,173,490

Total Investments—113.2% (Cost $1,481,627,524) (l)		1,531,343,227
Other assets and liabilities (net)—(13.2)%		(177,978,509)

Net Assets—100.0%		$1,353,364,718

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $71,519,484 and the collateral received consisted of cash in the amount of $72,773,490. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Interest only security.
(f)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2014, the market value of securities pledged was $631,177.
(g)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.2% of net assets.
(i)	This loan will settle after March 31, 2014, at which time the interest rate will be determined.
(j)	Illiquid security. As of March 31, 2014, these securities represent 0.1% of net assets.
(k)	Represents investment of cash collateral received from securities lending transactions.
(l)	As of March 31, 2014, the aggregate cost of investments was $1,481,627,524. The aggregate unrealized appreciation and depreciation of investments were $73,563,375 and $(23,847,672), respectively, resulting in net unrealized appreciation of $49,715,703.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2014, the market value of 144A securities was $75,864,439, which is 5.6% of net assets.

MSF-225

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(ACES)—	Alternative Credit Enhancement Securities.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(COP)—	Colombian Peso
(ETF)—	Exchange-Traded Fund
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PEN)—	Peruvian Nuevo Sol
(REMIC)—	Real Estate Mortgage Investment Conduit

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	1,126,528,000	Commonwealth Bank of Australia	04/30/14	$11,003,485	$87,429
PEN	1,522,000	Westpac Banking Corp.	06/18/14	534,504	(1,519)

Net Unrealized Appreciation					$85,910

Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Proceeds	Value
Fannie Mae 15 Yr. Pool	3.500%	TBA	(500,000)	$(524,297)	$(524,219)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(2,200,000)	(2,264,969)	(2,259,812)
Fannie Mae 15 Yr. Pool	2.500%	TBA	(2,400,000)	(2,398,500)	(2,398,125)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(4,000,000)	(4,230,359)	(4,229,219)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(5,400,000)	(5,745,094)	(5,719,781)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(10,900,000)	(11,329,267)	(11,329,188)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(1,300,000)	(1,425,578)	(1,429,594)
Freddie Mac 30 Yr. Gold Pool	5.000%	TBA	(2,900,000)	(3,151,485)	(3,150,805)
Freddie Mac 30 Yr. Gold Pool	3.500%	TBA	(16,900,000)	(16,984,500)	(16,981,860)
Ginnie Mae I 30 Yr. Pool	5.000%	TBA	(3,200,000)	(3,502,625)	(3,495,000)
Ginnie Mae I 30 Yr. Pool	3.500%	TBA	(4,200,000)	(4,281,121)	(4,284,656)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(8,800,000)	(9,505,535)	(9,484,750)
Ginnie Mae I 30 Yr. Pool	4.000%	TBA	(1,200,000)	(1,269,000)	(1,260,375)
Ginnie Mae II 30 Yr. Pool	3.000%	TBA	(6,500,000)	(6,423,828)	(6,391,328)
Ginnie Mae II 30 Yr. Pool	3.500%	TBA	(10,100,000)	(10,367,328)	(10,306,734)

				$(83,403,486)	$(83,245,446)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/19/14	21	USD	2,787,514	$10,080
U.S. Treasury Note 2 Year Futures	06/30/14	43	USD	9,454,625	(13,438)
U.S. Treasury Note 5 Year Futures	06/30/14	362	USD	43,022,625	38,406

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/19/14	(438)	USD	(54,420,676)	327,676
U.S. Treasury Ultra Bond Futures	06/19/14	(27)	USD	(3,879,511)	(21,145)

Net Unrealized Appreciation					$341,579

MSF-226

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Swap Agreements

Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Unrealized Depreciation
Markit CDX North America Investment Grade Index, Series 22	(1.000%)	06/20/19	0.693%	USD	17,150,000	$(23,925)
Markit CDX North America High Yield Index, Series 22	(5.000%)	06/20/19	3.356%	USD	17,225,000	(65,303)
Markit iTraxx Europe Index, Series 20	(1.000%)	12/20/18	0.674%	EUR	3,105,000	(12,424)
Markit iTraxx Crossover Index, Series 20	(5.000%)	12/20/18	2.284%	EUR	4,215,000	(133,676)

Totals						$(235,328)

OTC Credit Default Swaps on credit indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Markit CMBX North America AA-Rated Index, Version 2	(0.150%)	03/15/49	Bank of America	N/A	USD	532,222	$159,423	$167,652	$(8,229)
Markit CMBX North America AAA-Rated Index, AS Tranche, Version 7	(1.000%)	01/17/47	Credit Suisse International	N/A	USD	485,000	8,032	11,679	(3,647)

Totals							$167,455	$179,331	$(11,876)

OTC Credit Default Swaps on credit indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
Markit CDX Emerging Market Index, Series 20, Version 1	5.000%	12/20/18	BNP Paribas S.A.	2.938%	USD	1,440,000	$126,269	$109,440	$16,829
Markit CDX Emerging Market Index, Series 20, Version 1	5.000%	12/20/18	Bank of America	2.938%	USD	545,000	47,978	42,782	5,196
Markit CDX Emerging Market Index, Series 21, Version 1	5.000%	06/20/19	BNP Paribas S.A.	2.959%	USD	7,035,000	670,177	576,870	93,307
Markit CDX Emerging Market Index, Series 21, Version 1	5.000%	06/20/19	Barclays Bank plc	2.959%	USD	1,440,000	137,179	115,200	21,979

Totals							$981,603	$844,292	$137,311

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

MSF-227

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(EUR)—	Euro
(JPY)—	Japanese Yen
(PEN)—	Peruvian Nuevo Sol
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$810,668,816	$—	$—	$810,668,816
Total U.S. Treasury & Government Agencies*	—	293,861,269	—	293,861,269
Total Corporate Bonds & Notes*	—	146,689,249	—	146,689,249
Total Mortgage-Backed Securities*	—	70,241,439	—	70,241,439
Asset-Backed Securities
Asset-Backed - Automobile	—	18,802,135	—	18,802,135
Asset-Backed - Home Equity	—	855,871	—	855,871
Asset-Backed - Other	—	32,016,020	1,475,000	33,491,020
Total Asset-Backed Securities	—	51,674,026	1,475,000	53,149,026
Floating Rate Loans
Auto Components	—	2,037,089	—	2,037,089
Auto Manufacturers	—	887,592	—	887,592
Chemicals	—	2,704,654	—	2,704,654
Coal	—	320,057	—	320,057
Commercial Services	—	220,269	—	220,269
Diversified Financial Services	—	1,027,191	—	1,027,191
Electric	—	1,596,210	—	1,596,210
Energy Equipment & Services	—	687,415	—	687,415
Food	—	1,419,087	—	1,419,087
Healthcare - Products	—	781,221	—	781,221
Healthcare - Services	—	1,880,815	—	1,880,815
Home Furnishings	—	293,354	—	293,354
Hotels, Restaurants & Leisure	—	631,380	—	631,380

MSF-228

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Products	$—	$1,601,288	$—	$1,601,288
Insurance	—	824,111	—	824,111
Internet Software & Services	—	568,297	—	568,297
Lodging	—	325,447	988,900	1,314,347
Machinery-Diversified	—	1,829,277	—	1,829,277
Media	—	316,772	—	316,772
Oil & Gas	—	510,129	—	510,129
Packaging & Containers	—	298,366	—	298,366
Pharmaceuticals	—	650,442	—	650,442
Retail	—	3,637,055	—	3,637,055
Semiconductors	—	841,521	—	841,521
Software	—	923,975	—	923,975
Telecommunications	—	2,142,812	—	2,142,812
Total Floating Rate Loans	—	28,955,826	988,900	29,944,726
Total Foreign Government*	—	15,762,234	—	15,762,234
Total Municipals	—	5,451,539	—	5,451,539
Total Investment Company Security	2,104,200	—	—	2,104,200
Total Purchased Options*	—	297,239	—	297,239
Short-Term Investments
Mutual Fund	72,773,490	—	—	72,773,490
Repurchase Agreement	—	27,400,000	—	27,400,000
Total Short-Term Investments	72,773,490	27,400,000	—	100,173,490
Total Investments	$885,546,506	$643,332,821	$2,463,900	$1,531,343,227

Collateral for securities loaned (Liability)	$—	$(72,773,490)	$—	$(72,773,490)
Forward Sales Commitments	$—	$(83,245,446)	$—	$(83,245,446)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$87,429	$—	$87,429
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,519)	—	(1,519)
Total Forward Contracts	$—	$85,910	$—	$85,910
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$376,162	$—	$—	$376,162
Futures Contracts (Unrealized Depreciation)	(34,583)	—	—	(34,583)
Total Futures Contracts	$341,579	$—	$—	$341,579
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(235,328)	$—	$(235,328)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,149,058	$—	$1,149,058

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts/ (Premiums)	Change in Unrealized Depreciation	Purchases	Transfers in to Level 3	Balance as of March 31, 2014	Change in Unrealized Depreciation from investments still held at March 31, 2014
Asset-Backed Securities
Asset Backed - Other	$—	$—	$—	$1,475,000	$—	$1,475,000	$—
Floating Rate Loans
Lodging	—	446	(11,546)	—	1,000,000	988,900	(11,546)

Total	$—	$446	$(11,546)	$1,475,000	$1,000,000	$2,463,900	$(11,546)

Floating rate loans in the amount of $1,000,000 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MSF-229

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—9.4%
General Dynamics Corp. (a)	729,160	$79,420,107
Honeywell International, Inc.	709,820	65,842,903
Lockheed Martin Corp.	580,865	94,820,403
Northrop Grumman Corp.	430,640	53,132,363
United Technologies Corp.	788,935	92,179,166

		385,394,942

Air Freight & Logistics—3.0%
United Parcel Service, Inc. - Class B	1,249,605	121,686,535

Banks—3.6%
PNC Financial Services Group, Inc. (The)	848,680	73,835,160
Wells Fargo & Co.	1,454,130	72,328,426

		146,163,586

Beverages—5.3%
Anheuser-Busch InBev NV	722,120	75,901,453
Coca-Cola Co. (The)	1,826,590	70,615,970
Diageo plc	2,314,070	71,821,329

		218,338,752

Biotechnology—1.8%
Amgen, Inc.	578,215	71,317,038

Capital Markets—1.8%
BlackRock, Inc.	231,035	72,655,887

Chemicals—4.2%
Ecolab, Inc.	658,805	71,144,352
Praxair, Inc. (a)	773,110	101,254,217

		172,398,569

Electrical Equipment—1.3%
Emerson Electric Co.	766,285	51,187,838

Food & Staples Retailing—4.4%
CVS Caremark Corp.	936,575	70,112,004
Wal-Mart Stores, Inc.	1,427,090	109,072,489

		179,184,493

Health Care Equipment & Supplies—2.3%
Medtronic, Inc.	1,529,340	94,115,584

Health Care Providers & Services—4.7%
Cardinal Health, Inc.	1,312,855	91,873,593
UnitedHealth Group, Inc. (a)	1,235,590	101,306,024

		193,179,617

Hotels, Restaurants & Leisure—3.0%
McDonald’s Corp.	1,261,455	123,660,434

Household Products—3.5%
Colgate-Palmolive Co.	951,160	61,701,749

Household Products—(Continued)
Procter & Gamble Co. (The)	999,990	80,599,194

		142,300,943

Insurance—4.6%
ACE, Ltd.	825,050	81,729,453
Chubb Corp. (The)	577,355	51,557,802
Marsh & McLennan Cos., Inc.	1,070,265	52,764,064

		186,051,319

IT Services—6.5%
Accenture plc - Class A (a)	1,092,845	87,121,604
Automatic Data Processing, Inc.	1,189,965	91,936,696
International Business Machines Corp. (a)	449,815	86,584,889

		265,643,189

Leisure Products—1.8%
Mattel, Inc. (a)	1,852,395	74,299,563

Media—3.2%
Omnicom Group, Inc.	1,026,935	74,555,481
Walt Disney Co. (The)	717,620	57,459,833

		132,015,314

Multi-Utilities—1.0%
Dominion Resources, Inc.	564,283	40,058,450

Oil, Gas & Consumable Fuels—10.1%
BG Group plc	5,673,544	105,813,403
Chevron Corp.	862,880	102,605,061
Enbridge, Inc.	1,707,760	77,720,157
Exxon Mobil Corp.	849,900	83,018,232
Occidental Petroleum Corp.	439,000	41,832,310

		410,989,163

Pharmaceuticals—8.8%
Johnson & Johnson	1,038,115	101,974,037
Merck & Co., Inc.	1,798,465	102,098,858
Pfizer, Inc.	1,825,085	58,621,730
Roche Holding AG	323,980	97,384,023

		360,078,648

Real Estate Investment Trusts—1.2%
Public Storage (a)	301,565	50,810,687

Road & Rail—1.5%
Canadian National Railway Co.	1,071,860	60,220,013

Software—5.1%
Microsoft Corp.	3,038,450	124,546,066
Oracle Corp.	2,062,420	84,373,602

		208,919,668

MSF-230

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—4.3%
Lowe’s Cos., Inc.	1,682,970	$82,297,233
TJX Cos., Inc. (The)	1,536,165	93,168,407

		175,465,640

Textiles, Apparel & Luxury Goods—1.7%
NIKE, Inc. - Class B	949,430	70,124,900

Total Common Stocks (Cost $3,731,932,934)		4,006,260,772

Short-Term Investments—2.8%

Mutual Fund—1.9%
State Street Navigator Securities Lending MET Portfolio (b)	78,227,038	78,227,038

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/14 at 0.000% to be repurchased at $36,388,000 on 04/01/14, collateralized by $37,660,000 U.S. Treasury Note at 0.750% due 10/31/17 with a value of $37,118,750.	36,388,000	36,388,000

Total Short-Term Investments (Cost $114,615,038)		114,615,038

Total Investments—100.9% (Cost $3,846,547,972) (c)		4,120,875,810
Other assets and liabilities (net)—(0.9)%		(36,823,877)

Net Assets—100.0%		$4,084,051,933

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2014, the market value of securities loaned was $77,339,265 and the collateral received consisted of cash in the amount of $78,227,038. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(c)	As of March 31, 2014, the aggregate cost of investments was $3,846,547,972. The aggregate unrealized appreciation and depreciation of investments were $311,061,183 and $(36,733,345), respectively, resulting in net unrealized appreciation of $274,327,838.

MSF-231

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$385,394,942	$—	$—	$385,394,942
Air Freight & Logistics	121,686,535	—	—	121,686,535
Banks	146,163,586	—	—	146,163,586
Beverages	70,615,970	147,722,782	—	218,338,752
Biotechnology	71,317,038	—	—	71,317,038
Capital Markets	72,655,887	—	—	72,655,887
Chemicals	172,398,569	—	—	172,398,569
Electrical Equipment	51,187,838	—	—	51,187,838
Food & Staples Retailing	179,184,493	—	—	179,184,493
Health Care Equipment & Supplies	94,115,584	—	—	94,115,584
Health Care Providers & Services	193,179,617	—	—	193,179,617
Hotels, Restaurants & Leisure	123,660,434	—	—	123,660,434
Household Products	142,300,943	—	—	142,300,943
Insurance	186,051,319	—	—	186,051,319
IT Services	265,643,189	—	—	265,643,189
Leisure Products	74,299,563	—	—	74,299,563
Media	132,015,314	—	—	132,015,314
Multi-Utilities	40,058,450	—	—	40,058,450
Oil, Gas & Consumable Fuels	305,175,760	105,813,403	—	410,989,163
Pharmaceuticals	262,694,625	97,384,023	—	360,078,648
Real Estate Investment Trusts	50,810,687	—	—	50,810,687
Road & Rail	60,220,013	—	—	60,220,013
Software	208,919,668	—	—	208,919,668
Specialty Retail	175,465,640	—	—	175,465,640
Textiles, Apparel & Luxury Goods	70,124,900	—	—	70,124,900
Total Common Stocks	3,655,340,564	350,920,208	—	4,006,260,772
Short-Term Investments
Mutual Fund	78,227,038	—	—	78,227,038
Repurchase Agreement	—	36,388,000	—	36,388,000
Total Short-Term Investments	78,227,038	36,388,000	—	114,615,038
Total Investments	$3,733,567,602	$387,308,208	$—	$4,120,875,810

Collateral for securities loaned (Liability)	$—	$(78,227,038)	$—	$(78,227,038)

MSF-232

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; floating rate loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of the Board of Trustees (the “Board” or “Trustees”) of the Metropolitan Series Fund (the “Trust”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange, are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the mean between the last reported bid and ask prices. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These

MSF-233

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolios’ securities as of the most recent quarter-end for which market quotations were not readily available.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MSF-234

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: May 29, 2014

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: May 29, 2014